UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3618

METROPOLITAN SERIES FUND

(Exact name of registrant as specified in charter)

One Financial Center

Boston, MA 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Michael P. Lawlor c/o MetLife Advisers, LLC One Financial Center Boston, MA 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 through June 30, 2015

Item 1: Report to Shareholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Managed by Baillie Gifford Overseas Limited

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Baillie Gifford International Stock Portfolio returned 6.11%, 6.02%, and 6.00%, respectively. The Portfolio’s benchmark, the MSCI All Country World ex-U.S. Index1, returned 4.03%.

MARKET ENVIRONMENT / CONDITIONS

Whilst markets overall ended the period in positive territory during the period, the underlying picture at both a country and sector level was polarized.

At a country level, Japan was a standout amongst the major markets while China experienced a stock market boom in the wake of signs that the government is softening policy to revive economic growth. The rally was very concentrated in a few areas such as retail and software stocks, leading to talk of a bubble and concerns over the level of margin trading by individual investors.

Elsewhere, European markets remained in positive territory despite the escalation of the situation in Greece to crisis point when talks for a new bailout broke down and a referendum was announced. Given that contagion rather than the contribution of the faltering Greek economy itself is the main risk to broader economic growth, the relatively muted reaction of the markets so far suggests that the evolution of the European Central Bank towards an interventionist stance has had the desired effect of creating more credible firewalls within the Eurozone.

Emerging Markets were similarly positive over the period though again, it was a mixed picture with Latin American countries, notably Brazil, exhibiting weak returns. The combination of language from the Federal Reserve indicating an imminent rate rise prompted by a tightening jobs market in the U.S., and deteriorating current account deficits, is weighing heavily on a number of the Emerging countries.

We believe the current picture is of global markets that, increasingly, react to local conditions in a more fragmented way than the concerted ‘risk on/risk off’ waves of recent years. This offers a better environment for careful stock picking to add value and we have added a number of new ideas to the Portfolio in recent months.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the benchmark during the period. This was driven by successful stock picking rather than asset allocation.

Hong Kong Exchanges and Clearing, the stock exchange operator, was a strong performer over the period. The new Shanghai-Hong Kong Stock Connect which allows offshore investors access to the China A-Share market is a ground-breaking milestone in the development of the capital markets of Hong Kong and China. Investors now appear to better appreciate that the Stock Connect is just the first step towards the establishment of what the company refers to as the “mutual market” of Hong Kong and China.

Japan Exchange Group, the dominant Japanese stock and derivative exchange, also performed well. The company is a beneficiary of the Government Pension Investment Fund and other domestic pension funds increasing allocations towards Japanese equities. Of more significance longer term would be a change in the mindset of the Japanese consumer and the gradual shift of savings from bank deposits to more risk-seeking assets. Moreover, the company is in the vanguard of Japanese businesses modifying their behavior in light of the recently issued Stewardship and Corporate Governance codes.

James Hardie (Australia) is a manufacturer of fiber cement building products and generates the majority of its sales in North America, with the balance in Asia Pacific. The company is the dominant player in the U.S. market and fiber cement is gradually taking share from more traditional siding materials. The shares responded well to the recent results’ announcement, which included a special dividend and a share buyback.

In terms of stocks which underperformed in the period, we saw some profit taking at Chinese internet search giant, Baidu. The stock had more than doubled in the eighteen months to the end of 2014 as it became clear that the company has secured mobile search leadership in China after a period of heavy investment and acquisitions. Baidu has also built extensive content (for example, travel services, video, entertainment, financial products and games) that presents a major barrier for new competitors to overcome. Baidu is one of several technology stocks in the Chinese market where the progress of internet related businesses, from search and payments to general retail e-commerce, is leapfrogging the development of traditional businesses.

The Portfolio’s holding in Copa Airlines (Panama) has been a disappointing stock since we purchased it last year. The company is suffering from shorter-term cyclical pressures beyond management’s control—the economies of Brazil, Venezuela and Argentina are all expected to contract in 2015 and their currencies have been weak, particularly the Brazilian real. The latter aspect has negatively impacted passenger demand for international flights, especially between Brazil and the U.S. More encouragingly, the Panamanian economy is doing well and Panama is the final destination for around a quarter of Copa Airlines’ demand. Crucially, the alignment between the company’s business plans and the state-owned Tocumen airport in Panama remains as strong as ever, with plans for a second terminal and a third runway, which will double the airline’s capacity.

The positioning of the Portfolio is driven by individual stock selection, though one market where we have increased the Portfolio’s holdings recently is Japan, where a combination of an improving economy and corporate governance developments has prompted increased interest in a number of stocks. We bought Denso, a tier one auto supplier. The company predominantly supplies Japanese manufacturers but its customer base is diversifying and we believe that manufacturers are increasingly dependent on the large suppliers, not only as part of the supply chain but as design and engineering

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Managed by Baillie Gifford Overseas Limited

Portfolio Manager Commentary*—(Continued)

collaborators. We also bought Sumitomo Mitsui Trust Holdings, a trust bank and asset manager which benefits from changes in domestic savings patterns, linked to economic reflation. Japan has suffered an unusually long period of deflation which has caused savers to favor safe haven assets at low real yields.

Following a review of all the Portfolio’s holdings in the Energy sector, the Portfolio Construction Group concluded that each had sufficiently robust cashflow and balance sheets to weather a period of lower oil prices. However, subsequent to that review, Cenovus (Canada), an oil sands producer, announced its intention to issue equity in order to maintain its dividend. Arguably, this indicates management’s confidence that the cycle will prove a short one but it is also poor capital discipline and we sold the holding as a consequence. This widened the Portfolio’s underweight position in Energy relative to the benchmark.

The Chinese market has seen a significant rally over the last six months which tapered off as the quarter ended. In particular, the advent of the Shanghai-Hong Kong Stock Connect program, which broadens access to Chinese local markets, appears to have led to a burst of enthusiasm by individual investors. This enthusiasm has been relatively concentrated in the Information Technology and Retail sectors where stocks approached bubble-like territory. We took the opportunity to trim the Portfolio’s holding in Hong Kong Exchanges and Clearing as the share price increased sharply. However, at period end, we remained enthused about the development of consumer markets in China as the government seeks to rebalance the economy and added BitAuto (China), an online car dealership to the Portfolio along with online giant, Alibaba (China), whose dominant position in the burgeoning online consumption market is unmatched.

The Portfolio’s turnover remains low. Over the period, a number of stock purchases in Japan reduced the underweight in that country relative to the benchmark. The Portfolio’s largest overweight remained the U.K. market, largely thanks to that country’s deep and global stock market rather than the attractions of the domestic economy, though it is faring well amongst the developed economies. The Portfolio’s overweight in the Consumer Staples sector has decreased to a broadly neutral position, as a combination of improved growth prospects elsewhere and full valuations has made the sector less attractive. The most significant overweight positions relative to the benchmark were in Industrials and Information Technology, reflecting both the broad nature of those sectors and the Portfolio’s bias towards growth.

Gerald Smith

Jonathan Bates

Angus Franklin

Portfolio Managers

Baillie Gifford Overseas Limited

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Baillie Gifford International Stock Portfolio
Class A	6.11	-0.51	6.80	2.44
Class B	6.02	-0.70	6.52	2.18
Class E	6.00	-0.67	6.63	2.29
MSCI All Country World ex-U.S. Index	4.03	-5.26	7.76	5.54

1 The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2
Naspers, Ltd. - N Shares	3.1
Nestle S.A.	2.5
Samsung Electronics Co., Ltd.	2.3
Hong Kong Exchanges and Clearing, Ltd.	2.2
Svenska Handelsbanken AB - A Shares	2.2
Japan Exchange Group, Inc.	2.0
ARM Holdings plc	1.9
Ryanair Holdings plc(ADR)	1.9
Rio Tinto plc	1.8

Top Countries

% of Net Assets
United Kingdom	20.0
Japan	13.4
Ireland	5.7
Germany	5.3
Sweden	4.7
South Korea	4.1
Taiwan	4.1
Canada	3.7
South Africa	3.6
Denmark	3.5

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Baillie Gifford International Stock Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.74%	$1,000.00	$1,061.10	$3.78
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

Class B(a)	Actual	0.99%	$1,000.00	$1,060.20	$5.06
	Hypothetical*	0.99%	$1,000.00	$1,019.89	$4.96

Class E(a)	Actual	0.89%	$1,000.00	$1,060.00	$4.55
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Argentina—1.8%
MercadoLibre, Inc. (a)	232,338	$32,922,295

Australia—2.1%
Brambles, Ltd.	2,199,727	17,891,603
Cochlear, Ltd. (a)	221,159	13,611,166
Treasury Wine Estates, Ltd.	2,305,380	8,811,551

		40,314,320

Brazil—1.4%
Embraer S.A. (ADR)	474,314	14,366,971
Itau Unibanco Holding S.A. (ADR)	1,119,681	12,260,507

		26,627,478

Canada—3.7%
Constellation Software, Inc.	25,197	10,003,350
Fairfax Financial Holdings, Ltd.	64,054	31,584,930
Restaurant Brands International, Inc. (a)	397,100	15,219,517
Ritchie Bros. Auctioneers, Inc. (a)	443,057	12,370,152

		69,177,949

China—3.5%
Alibaba Group Holding, Ltd. (ADR) (b)	165,838	13,643,492
Baidu, Inc. (ADR) (b)	142,800	28,428,624
Bitauto Holdings, Ltd. (ADR) (b)	215,944	11,023,941
Want Want China Holdings, Ltd. (a)	11,232,626	11,835,102

		64,931,159

Denmark—3.5%
DSV A/S	703,400	22,825,846
Novo Nordisk A/S - Class B	390,136	21,396,863
Novozymes A/S - B Shares	434,808	20,710,115

		64,932,824

Finland—2.1%
Kone Oyj - Class B (a)	526,966	21,424,824
Sampo Oyj - A Shares	397,664	18,768,332

		40,193,156

France—3.2%
Edenred (a)	499,410	12,338,408
Essilor International S.A. (a)	207,962	24,782,131
Lafarge S.A.	334,340	22,118,121

		59,238,660

Germany—5.3%
Brenntag AG	282,662	16,201,043
Continental AG	80,447	19,029,313
Deutsche Boerse AG	379,682	31,426,517
MTU Aero Engines AG	121,146	11,392,754
SAP SE	319,594	22,269,336

		100,318,963

Hong Kong—3.4%
Hang Seng Bank, Ltd.	1,141,600	22,309,701
Hong Kong Exchanges and Clearing, Ltd.	1,177,200	41,487,199

		63,796,900

India—0.6%
IDFC, Ltd.	4,565,180	10,527,153

Ireland—5.7%
CRH plc	860,353	24,117,576
Experian plc	1,362,900	24,800,293
James Hardie Industries plc	1,666,437	22,242,534
Ryanair Holdings plc (ADR)	507,590	36,216,547

		107,376,950

Japan—13.4%
Denso Corp.	390,000	19,409,631
FANUC Corp.	101,500	20,720,808
Fast Retailing Co., Ltd.	59,200	26,853,251
Japan Exchange Group, Inc. (a)	1,127,700	36,577,946
MS&AD Insurance Group Holdings	667,100	20,766,437
Rakuten, Inc.	1,873,500	30,175,494
Shimano, Inc.	155,800	21,244,984
SMC Corp.	98,300	29,572,622
Sumitomo Mitsui Trust Holdings, Inc.	4,877,000	22,314,584
Toyota Tsusho Corp.	854,300	22,911,292

		250,547,049

Netherlands—1.4%
Heineken Holding NV	363,058	25,558,087

Norway—0.3%
Seadrill, Ltd. (a)	610,006	6,343,001

Panama—0.6%
Copa Holdings S.A. - Class A (a)	140,861	11,633,710

Peru—0.7%
Credicorp, Ltd.	94,356	13,107,935

Portugal—0.2%
Galp Energia SGPS S.A.	388,533	4,552,949

Russia—1.6%
Magnit OJSC (GDR)	390,167	21,737,369
Yandex NV - Class A (b)	580,500	8,835,210

		30,572,579

Singapore—1.5%
United Overseas Bank, Ltd.	1,618,473	27,692,623

South Africa—3.6%
Massmart Holdings, Ltd. (a)	758,903	9,307,439
Naspers, Ltd. - N Shares	377,491	58,368,743

		67,676,182

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—4.1%
NAVER Corp.	29,269	$16,624,166
Samsung Electronics Co., Ltd.	38,790	44,064,796
SK Telecom Co., Ltd.	76,078	17,036,848

		77,725,810

Spain—1.7%
Inditex S.A.	952,164	31,050,859

Sweden—4.7%
Atlas Copco AB - B Shares	1,323,232	32,914,383
Svenska Handelsbanken AB - A Shares	2,827,668	41,214,412
Volvo AB - B Shares	1,067,847	13,238,052

		87,366,847

Switzerland—3.2%
Cie Financiere Richemont S.A.	154,761	12,615,203
Nestle S.A.	654,221	47,290,716

		59,905,919

Taiwan—4.1%
Hon Hai Precision Industry Co., Ltd.	5,455,139	17,016,237
Taiwan Semiconductor Manufacturing Co., Ltd.	13,269,000	59,788,358

		76,804,595

Turkey—0.6%
BIM Birlesik Magazalar A/S (a)	612,152	10,959,374

United Kingdom—20.0%
Amlin plc	2,802,300	20,964,686
Antofagasta plc (a)	892,159	9,657,788
ARM Holdings plc	2,219,866	36,329,226
ASOS plc (b)	193,858	11,796,646
BG Group plc	1,135,600	18,897,065
British American Tobacco plc	405,399	21,787,409
Burberry Group plc	482,582	11,928,798
Capita plc	1,464,200	28,520,232
Hargreaves Lansdown plc	1,020,400	18,471,538
Petrofac, Ltd. (a)	806,500	11,737,826
Prudential plc	1,327,719	32,038,651
Rio Tinto plc	840,000	34,548,418
Rolls-Royce Holdings plc (b)	968,421	13,255,336
St. James’s Place plc	1,388,334	19,752,118
Standard Chartered plc	1,137,854	18,202,006
Tullow Oil plc	2,422,659	12,921,292
Unilever NV	617,524	25,809,135
Wolseley plc	457,288	29,161,158

		375,779,328

United States—0.8%
Pricesmart, Inc. (a)	158,049	14,420,391

Total Common Stocks (Cost $1,548,371,857)		1,852,055,045

Short-Term Investments—8.9%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—7.9%
State Street Navigator Securities Lending MET Portfolio (c)	148,030,641	$148,030,641

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $18,845,288 on 07/01/15, collateralized by $17,465,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $19,226,555.	18,845,288	18,845,288

Total Short-Term Investments (Cost $166,875,929)		166,875,929

Total Investments—107.7% (Cost $1,715,247,786) (d)		2,018,930,974
Other assets and liabilities (net)—(7.7)%		(143,720,020)

Net Assets—100.0%		$1,875,210,954

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $143,720,077 and the collateral received consisted of cash in the amount of $148,030,641 and non-cash collateral with a value of $2,855,590. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $1,715,247,786. The aggregate unrealized appreciation and depreciation of investments were $431,964,636 and $(128,281,448), respectively, resulting in net unrealized appreciation of $303,683,188.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of June 30, 2015 (Unaudited)	% of Net Assets
Banks	8.4
Insurance	7.7
Diversified Financial Services	6.4
Machinery	6.3
Internet Software & Services	5.9
Semiconductors & Semiconductor Equipment	5.1
Construction Materials	3.7
Trading Companies & Distributors	3.6
Food Products	3.2
Media	3.1

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$32,922,295	$—	$—	$32,922,295
Australia	—	40,314,320	—	40,314,320
Brazil	26,627,478	—	—	26,627,478
Canada	69,177,949	—	—	69,177,949
China	53,096,057	11,835,102	—	64,931,159
Denmark	—	64,932,824	—	64,932,824
Finland	—	40,193,156	—	40,193,156
France	—	59,238,660	—	59,238,660
Germany	—	100,318,963	—	100,318,963
Hong Kong	—	63,796,900	—	63,796,900
India	—	10,527,153	—	10,527,153
Ireland	36,216,547	71,160,403	—	107,376,950
Japan	—	250,547,049	—	250,547,049
Netherlands	—	25,558,087	—	25,558,087
Norway	—	6,343,001	—	6,343,001
Panama	11,633,710	—	—	11,633,710
Peru	13,107,935	—	—	13,107,935
Portugal	—	4,552,949	—	4,552,949
Russia	8,835,210	21,737,369	—	30,572,579
Singapore	—	27,692,623	—	27,692,623
South Africa	—	67,676,182	—	67,676,182
South Korea	—	77,725,810	—	77,725,810
Spain	—	31,050,859	—	31,050,859
Sweden	—	87,366,847	—	87,366,847
Switzerland	—	59,905,919	—	59,905,919
Taiwan	—	76,804,595	—	76,804,595
Turkey	—	10,959,374	—	10,959,374
United Kingdom	—	375,779,328	—	375,779,328
United States	14,420,391	—	—	14,420,391
Total Common Stocks	266,037,572	1,586,017,473	—	1,852,055,045
Short-Term Investments
Mutual Fund	148,030,641	—	—	148,030,641
Repurchase Agreement	—	18,845,288	—	18,845,288
Total Short-Term Investments	148,030,641	18,845,288	—	166,875,929
Total Investments	$414,068,213	$1,604,862,761	$—	$2,018,930,974

Collateral for securities loaned (Liability)	$—	$(148,030,641)	$—	$(148,030,641)

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$2,018,930,974
Cash denominated in foreign currencies (c)	2,412,131
Receivable for:
Investments sold	232,119
Fund shares sold	106,056
Dividends	3,670,663

Total Assets	2,025,351,943
Liabilities
Collateral for securities loaned	148,030,641
Payables for:
Fund shares redeemed	259,513
Accrued expenses:
Management fees	1,049,965
Distribution and service fees	81,640
Deferred trustees’ fees	101,424
Other expenses	617,806

Total Liabilities	150,140,989

Net Assets	$1,875,210,954

Net assets consist of:
Paid in surplus	$1,888,782,984
Undistributed net investment income	21,275,382
Accumulated net realized loss	(338,574,268)
Unrealized appreciation on investments and foreign currency transactions	303,726,856

Net Assets	$1,875,210,954

Net Assets
Class A	$1,479,144,878
Class B	373,903,871
Class E	22,162,205
Capital Shares Outstanding*
Class A	140,697,661
Class B	36,090,367
Class E	2,128,539
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.51
Class B	10.36
Class E	10.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,715,247,786.
(b)	Includes securities loaned at value of $143,720,077.
(c)	Identified cost of cash denominated in foreign currencies was $2,351,033.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$28,653,330
Securities lending income	904,974

Total investment income	29,558,304
Expenses
Management fees	7,623,890
Administration fees	22,582
Custodian and accounting fees	572,722
Distribution and service fees—Class B	485,064
Distribution and service fees—Class E	17,160
Audit and tax services	26,659
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	63,388
Insurance	6,288
Miscellaneous	13,242

Total expenses	8,864,752
Less management fee waiver	(1,199,970)

Net expenses	7,664,782

Net Investment Income	21,893,522

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	49,761,557
Foreign currency transactions	(589,218)

Net realized gain	49,172,339

Net change in unrealized appreciation on:
Investments	46,709,734
Foreign currency transactions	99,299

Net change in unrealized appreciation	46,809,033

Net realized and unrealized gain	95,981,372

Net Increase in Net Assets From Operations	$117,874,894

(a)	Net of foreign withholding taxes of $3,041,995.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$21,893,522	$30,719,385
Net realized gain	49,172,339	41,772,866
Net change in unrealized appreciation (depreciation)	46,809,033	(132,146,075)

Increase (decrease) in net assets from operations	117,874,894	(59,653,824)

From Distributions to Shareholders
Net investment income
Class A	(24,534,596)	(23,080,583)
Class B	(5,302,305)	(5,182,984)
Class E	(338,291)	(320,223)

Total distributions	(30,175,192)	(28,583,790)

Decrease in net assets from capital share transactions	(112,612,555)	(153,964,195)

Total decrease in net assets	(24,912,853)	(242,201,809)

Net Assets
Beginning of period	1,900,123,807	2,142,325,616

End of period	$1,875,210,954	$1,900,123,807

Undistributed net investment income
End of period	$21,275,382	$29,557,052

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	998,894	$10,293,744	8,639,913	$88,952,702
Reinvestments	2,308,052	24,534,596	2,243,011	23,080,583
Redemptions	(10,573,531)	(114,441,393)	(22,352,068)	(233,844,574)

Net decrease	(7,266,585)	$(79,613,053)	(11,469,144)	$(121,811,289)

Class B
Sales	600,114	$6,322,594	1,949,577	$19,595,616
Reinvestments	505,945	5,302,305	510,639	5,182,984
Redemptions	(4,090,651)	(42,943,171)	(5,258,516)	(54,016,096)

Net decrease	(2,984,592)	$(31,318,272)	(2,798,300)	$(29,237,496)

Class E
Sales	32,916	$352,733	146,213	$1,478,906
Reinvestments	32,127	338,291	31,395	320,223
Redemptions	(225,936)	(2,372,254)	(457,071)	(4,714,539)

Net decrease	(160,893)	$(1,681,230)	(279,463)	$(2,915,410)

Decrease derived from capital shares transactions		$(112,612,555)		$(153,964,195)

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.07		$10.54	$9.28	$7.87	$9.98	$9.45

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.16	0.16	0.16	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.50		(0.48)	1.26	1.37	(2.04)	0.57

Total from investment operations	0.62		(0.32)	1.42	1.53	(1.94)	0.67

Less Distributions
Distributions from net investment income	(0.18)		(0.15)	(0.16)	(0.12)	(0.17)	(0.14)

Total distributions	(0.18)		(0.15)	(0.16)	(0.12)	(0.17)	(0.14)

Net Asset Value, End of Period	$10.51		$10.07	$10.54	$9.28	$7.87	$9.98

Total Return (%) (b)	6.11	(c)	(3.10)	15.54	19.52	(19.87)	7.21

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	(d)	0.87	0.87	0.91	0.95	0.94
Net ratio of expenses to average net assets (%) (e)	0.74	(d)	0.75	0.77	0.81	0.90	0.91
Ratio of net investment income to average net assets (%)	2.33	(d)	1.58	1.70	1.83	1.06	1.10
Portfolio turnover rate (%)	7	(c)	8	19	62	96	140
Net assets, end of period (in millions)	$1,479.1		$1,490.0	$1,680.7	$1,476.3	$623.9	$1,183.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.91		$10.38	$9.15	$7.75	$9.84	$9.33

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.14	0.13 (f)	0.14	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.49		(0.48)	1.23	1.35	(2.03)	0.56

Total from investment operations	0.60		(0.34)	1.36	1.49	(1.95)	0.63

Less Distributions
Distributions from net investment income	(0.15)		(0.13)	(0.13)	(0.09)	(0.14)	(0.12)

Total distributions	(0.15)		(0.13)	(0.13)	(0.09)	(0.14)	(0.12)

Net Asset Value, End of Period	$10.36		$9.91	$10.38	$9.15	$7.75	$9.84

Total Return (%) (b)	6.02	(c)	(3.34)	15.14	19.37	(20.13)	6.86

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12	(d)	1.12	1.13	1.16	1.20	1.19
Net ratio of expenses to average net assets (%) (e)	0.99	(d)	1.00	1.03	1.06	1.15	1.16
Ratio of net investment income to average net assets (%)	2.07	(d)	1.32	1.34 (f)	1.68	0.87	0.86
Portfolio turnover rate (%)	7	(c)	8	19	62	96	140
Net assets, end of period (in millions)	$373.9		$387.3	$434.8	$97.8	$89.5	$112.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.97		$10.43	$9.19	$7.79	$9.88	$9.36

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.15	0.15	0.15	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.49		(0.48)	1.23	1.35	(2.03)	0.56

Total from investment operations	0.60		(0.33)	1.38	1.50	(1.94)	0.65

Less Distributions
Distributions from net investment income	(0.16)		(0.13)	(0.14)	(0.10)	(0.15)	(0.13)

Total distributions	(0.16)		(0.13)	(0.14)	(0.10)	(0.15)	(0.13)

Net Asset Value, End of Period	$10.41		$9.97	$10.43	$9.19	$7.79	$9.88

Total Return (%) (b)	6.00	(c)	(3.19)	15.30	19.39	(19.98)	7.04

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	(d)	1.02	1.02	1.06	1.10	1.09
Net ratio of expenses to average net assets (%) (e)	0.89	(d)	0.90	0.92	0.96	1.05	1.06
Ratio of net investment income to average net assets (%)	2.17	(d)	1.43	1.56	1.79	0.97	0.99
Portfolio turnover rate (%)	7	(c)	8	19	62	96	140
Net assets, end of period (in millions)	$22.2		$22.8	$26.8	$26.9	$25.0	$36.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income per share and the ratio of net investment income to average net assets for Class B during 2013 were impacted by the timing of dividends received from the Portfolio’s investments and the assets received through a merger with the Met Investors Series Trust American Funds International Portfolio.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Baillie Gifford International Stock Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MSF-12

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over

MSF-13

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $18,845,288, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

MSF-14

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$142,275,707	$0	$256,903,884

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$7,623,890	0.860%	Of the first $500 million
	0.800%	Of the next $500 million
	0.750%	On amounts in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Baillie Gifford Overseas Limited is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

MSF-15

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.080%	On amounts over $156.25 million and under $400 million
0.180%	Of the next $100 million
0.120%	Of the next to $400 million
0.150%	On amounts in excess of $900 million

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$28,583,790	$26,526,779	$—	$—	$28,583,790	$26,526,779

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$29,993,467	$—	$251,707,881	$(382,875,551)	$—	$(101,174,203)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010

MSF-16

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

(the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards of $31,218,273.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses. The pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/17	Expiring 12/31/16	Total
$169,332,274	$213,543,277	$382,875,551

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-17

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Managed by MetLife Investment Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and G shares of the Barclays Aggregate Bond Index Portfolio returned -0.30%, -0.38%, -0.27%, and -0.43%, respectively. The Portfolio’s benchmark, the Barclays U.S. Aggregate Bond Index1, returned -0.10%.

MARKET ENVIRONMENT / CONDITIONS

The Federal Open Market Committee (the “Committee”) met four times during the six-month period and held the target range for the federal funds rate at 0 to 0.25%, a range set in December 2008. Following their most recent meeting, the Committee noted that economic growth had expanded moderately after modest first quarter changes. Household spending grew slightly, and the housing sector showed signs of improvement. However, business sector improvements and net exports remained weak. The Committee stated that it would maintain the program of reinvesting principal payments from its retained agency debt and agency Mortgage-Backed Securities (“MBS”) into agency MBS and would continue rolling over maturing Treasury securities at auction. The Committee stated that when it decides to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and two percent inflation.

By June 30, 2015, the yield curve steepened from the 2014 year-end levels. The 2-year Treasury finished at 0.65% (down from 0.67% on December 31, 2014), and the 30-year Treasury finished at 3.12% (up from 2.75% on December 31, 2014).

Crude oil prices fluctuated during the six-month period. After posting a high of approximately $61 per barrel and a low of $43 per barrel, crude oil finished the period at approximately $59 per barrel.

The Asset-Backed Securities (“ABS”) sector was the strongest performing Index sector for the six-month period on a total return basis. Total returns for the Index sectors were: 1.08% for ABS; 0.69% for Commercial Mortgage-Backed Securities (“CMBS”); 0.31% for MBS; 0.04% for Government-Related; 0.03% for Treasury; and -0.92% for Corporate.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio is managed utilizing a stratified sampling approach where the objective is to track the performance of the Index by holding a subset of Index constituents and neutralizing exposures across key characteristics (i.e., duration, term structure, high sector, sub-sector, quality). Factors that impacted tracking error during the period included sampling, transaction costs, contributions and withdrawals.

Stacey Lituchy

Tresa Lau

Brian Leonard

Portfolio Managers

MetLife Investment Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
Barclays Aggregate Bond Index Portfolio
Class A	-0.30	1.70	3.04	4.21	—
Class B	-0.38	1.37	2.78	3.94	—
Class E	-0.27	1.55	2.89	4.05	—
Class G	-0.43	1.32	2.72	—	3.72
Barclays U.S. Aggregate Bond Index	-0.10	1.86	3.35	4.44	—

1 Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 Inception dates of the Class A, Class B, Class E and Class G shares are 11/9/98,1/2/01, 5/1/01 and 4/28/09, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	68.1
Corporate Bonds & Notes	25.9
Foreign Government	1.9
Mortgage-Backed Securities	1.6
Municipals	0.6
Asset-Backed Securities	0.4

MSF-2

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Barclays Aggregate Bond Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.27%	$1,000.00	$997.00	$1.34
	Hypothetical*	0.27%	$1,000.00	$1,023.46	$1.35

Class B(a)	Actual	0.52%	$1,000.00	$996.20	$2.57
	Hypothetical*	0.52%	$1,000.00	$1,022.22	$2.61

Class E(a)	Actual	0.42%	$1,000.00	$997.30	$2.08
	Hypothetical*	0.42%	$1,000.00	$1,022.71	$2.11

Class G(a)	Actual	0.57%	$1,000.00	$995.70	$2.82
	Hypothetical*	0.57%	$1,000.00	$1,021.97	$2.86

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—68.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.3%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	4,905,925	$4,973,273
2.500%, 02/01/28	3,707,870	3,754,278
2.500%, 07/01/28	6,519,465	6,601,062
2.500%, 10/01/28	4,285,083	4,338,714
2.500%, 03/01/30	3,906,830	3,956,023
3.000%, 01/01/27	2,049,771	2,124,037
3.000%, 02/01/27	3,382,272	3,504,959
3.000%, 03/01/27	1,686,539	1,747,716
3.000%, 01/01/29	7,586,661	7,862,179
3.000%, 10/01/29	3,550,700	3,679,715
3.500%, 02/01/26	3,267,442	3,452,168
3.500%, 03/01/26	1,321,014	1,395,697
3.500%, 05/01/29	3,560,347	3,756,061
4.000%, 04/01/19	92,894	97,381
4.000%, 05/01/19	258,037	270,544
4.000%, 01/01/20	355,477	372,785
4.000%, 06/01/24	640,146	675,826
4.000%, 11/01/24	3,169,144	3,345,783
4.500%, 07/01/18	344,563	359,968
4.500%, 05/01/19	137,244	143,435
4.500%, 08/01/24	760,986	806,828
4.500%, 06/01/25	1,433,197	1,519,645
5.000%, 06/01/18	75,117	78,806
5.000%, 01/01/19	255,893	269,819
5.000%, 02/01/20	265,043	280,824
5.000%, 01/01/22	309,860	335,948
5.000%, 02/01/24	924,838	1,005,558
5.500%, 11/01/17	41,253	42,499
5.500%, 02/01/18	32,850	34,200
5.500%, 04/01/18	266,539	279,265
6.000%, 09/01/17	82,961	85,322
6.500%, 04/01/17	227,664	234,550
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	2,345,889	2,387,126
3.500%, 04/01/32	2,350,203	2,465,294
4.000%, 02/01/31	1,168,346	1,252,271
4.500%, 08/01/30	752,552	813,824
5.000%, 02/01/24	274,955	303,601
5.000%, 09/01/25	239,832	264,718
5.500%, 07/01/23	173,483	194,614
5.500%, 01/01/24	116,396	130,597
5.500%, 07/01/24	309,108	346,555
5.500%, 07/01/25	265,073	297,399
7.000%, 10/01/21	14,824	16,445
Fannie Mae 30 Yr. Pool 3.000%, 08/01/42	1,785,783	1,784,528
3.000%, 09/01/42	2,668,284	2,666,409
3.000%, 11/01/42	3,193,773	3,191,529
3.000%, 12/01/42	5,922,649	5,918,488
3.000%, 01/01/43	1,539,518	1,538,437
3.000%, 02/01/43	5,201,976	5,195,099
3.000%, 03/01/43	6,683,334	6,674,499
3.000%, 05/01/43	4,782,675	4,776,353
3.000%, 07/01/43	7,236,885	7,227,317
3.000%, 09/01/43	3,823,118	3,818,064

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 05/01/45	3,940,579	3,927,979
3.500%, 12/01/40	2,571,476	2,655,479
3.500%, 03/01/42	1,647,367	1,699,318
3.500%, 04/01/42	3,757,288	3,875,778
3.500%, 05/01/42	4,345,206	4,482,237
3.500%, 06/01/42	3,218,323	3,319,817
3.500%, 08/01/42	2,202,659	2,272,123
3.500%, 09/01/42	5,660,979	5,839,504
3.500%, 10/01/42	2,858,724	2,948,878
3.500%, 01/01/43	2,636,649	2,719,799
3.500%, 02/01/43	4,194,379	4,326,653
3.500%, 04/01/43	4,387,372	4,522,997
3.500%, 06/01/43	2,419,297	2,494,083
3.500%, 08/01/44	3,809,847	3,927,556
3.500%, 02/01/45	4,619,070	4,761,781
3.500%, 03/01/45	3,773,500	3,891,340
3.500%, 04/01/45	8,521,519	8,787,632
4.000%, 08/01/39	1,808,835	1,915,411
4.000%, 09/01/39	1,365,899	1,446,378
4.000%, 12/01/39	1,786,939	1,892,225
4.000%, 06/01/40	1,744,340	1,851,902
4.000%, 09/01/40	1,157,762	1,229,154
4.000%, 12/01/40	7,682,669	8,156,411
4.000%, 01/01/41	4,608,440	4,896,989
4.000%, 02/01/41	4,834,722	5,142,030
4.000%, 12/01/41	1,889,973	2,010,104
4.000%, 02/01/42	2,172,659	2,311,197
4.000%, 09/01/43	3,171,409	3,360,742
4.000%, 02/01/44	4,315,229	4,571,453
4.000%, 05/01/44	3,724,572	3,945,725
4.000%, 08/01/44	4,458,807	4,723,556
4.000%, 11/01/44	7,836,075	8,301,355
4.000%, 03/01/45	4,609,881	4,887,307
4.500%, 08/01/33	309,075	335,485
4.500%, 10/01/33	364,968	396,154
4.500%, 04/01/34	153,567	166,513
4.500%, 01/01/39	263,587	284,798
4.500%, 07/01/39	2,291,741	2,475,705
4.500%, 09/01/39	3,748,638	4,049,549
4.500%, 10/01/39	1,572,421	1,698,643
4.500%, 05/01/40	1,960,269	2,121,827
4.500%, 08/01/40	3,612,326	3,910,038
4.500%, 11/01/40	1,856,951	2,009,993
4.500%, 12/01/40	2,875,961	3,112,986
4.500%, 04/01/41	7,351,914	7,959,166
4.500%, 05/01/41	1,800,380	1,949,087
5.000%, 07/01/33	285,592	316,718
5.000%, 08/01/33	665,382	737,902
5.000%, 09/01/33	327,970	363,716
5.000%, 10/01/33	2,879,987	3,193,877
5.000%, 03/01/34	370,050	410,382
5.000%, 04/01/34	848,613	940,255
5.000%, 05/01/34	135,978	150,551
5.000%, 09/01/34	300,828	333,069
5.000%, 02/01/35	440,834	488,079

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 04/01/35	255,761	$282,629
5.000%, 05/01/35	87,204	96,365
5.000%, 11/01/35	272,883	301,550
5.000%, 03/01/36	923,037	1,020,004
5.000%, 07/01/37	787,288	869,054
5.000%, 01/01/39	734,789	810,861
5.000%, 04/01/40	2,370,708	2,620,034
5.000%, 07/01/41	1,844,891	2,041,955
5.500%, 10/01/32	59,307	66,932
5.500%, 02/01/33	206,250	232,805
5.500%, 03/01/33	535,173	604,078
5.500%, 05/01/33	1,851,664	2,090,070
5.500%, 08/01/33	931,904	1,051,888
5.500%, 10/01/33	122,451	138,217
5.500%, 12/01/33	1,107,555	1,250,155
5.500%, 02/01/34	308,035	347,630
5.500%, 03/01/34	178,093	200,985
5.500%, 04/01/34	86,769	97,922
5.500%, 06/01/34	320,760	361,990
5.500%, 09/01/34	311,438	351,470
5.500%, 12/01/34	794,248	896,341
5.500%, 01/01/35	272,609	307,651
5.500%, 02/01/35	606,774	684,769
5.500%, 04/01/35	303,481	341,555
5.500%, 06/01/35	1,145,063	1,288,719
5.500%, 01/01/37	386,103	433,257
5.500%, 05/01/37	182,657	204,916
5.500%, 05/01/38	237,869	266,855
5.500%, 06/01/38	248,971	279,309
5.500%, 07/01/38	203,415	228,202
6.000%, 08/01/28	3,316	3,760
6.000%, 11/01/28	1,108	1,267
6.000%, 12/01/28	1,264	1,448
6.000%, 06/01/31	72,799	83,672
6.000%, 09/01/32	133,048	152,869
6.000%, 01/01/33	38,485	44,218
6.000%, 02/01/33	88,632	101,864
6.000%, 03/01/33	109,436	125,774
6.000%, 04/01/33	387,593	445,455
6.000%, 05/01/33	332,633	382,291
6.000%, 05/01/34	429,783	493,620
6.000%, 09/01/34	360,068	413,550
6.000%, 11/01/34	492,714	565,898
6.000%, 01/01/35	242,702	276,020
6.000%, 07/01/36	88,543	100,501
6.000%, 09/01/36	256,889	291,583
6.000%, 07/01/37	233,283	264,728
6.000%, 08/01/37	380,329	431,595
6.000%, 09/01/37	928,757	1,053,947
6.000%, 10/01/37	325,459	369,329
6.000%, 05/01/38	1,030,265	1,169,138
6.000%, 12/01/38	255,278	289,679
6.500%, 05/01/28	64,374	73,928
6.500%, 12/01/28	218,277	250,672
6.500%, 03/01/29	5,388	6,187

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 04/01/29	33,470	38,438
6.500%, 05/01/29	7,581	8,706
6.500%, 08/01/29	906	1,040
6.500%, 05/01/30	32,132	36,901
6.500%, 09/01/31	6,390	7,475
6.500%, 06/01/32	39,727	46,469
6.500%, 09/01/33	19,321	22,188
6.500%, 10/01/33	132,215	151,837
6.500%, 10/01/34	365,344	432,505
6.500%, 10/01/37	168,065	193,154
7.000%, 06/01/26	809	889
7.000%, 06/01/28	29,046	31,234
7.000%, 10/01/29	12,958	14,826
7.000%, 12/01/29	3,767	3,891
7.000%, 04/01/32	17,156	18,656
7.000%, 06/01/32	67,388	78,311
7.000%, 10/01/37	236,058	269,020
7.500%, 09/01/25	5,990	7,018
7.500%, 06/01/26	6,062	7,084
7.500%, 07/01/29	14,581	17,190
7.500%, 10/01/29	7,514	8,034
8.000%, 10/01/26	422	444
8.000%, 11/01/29	227	274
8.000%, 05/01/30	17,984	18,799
8.000%, 11/01/30	4,269	5,117
8.000%, 01/01/31	4,787	5,286
8.000%, 02/01/31	7,462	8,754
Fannie Mae ARM Pool 2.610%, 02/01/45 (a)	1,508,869	1,554,320
2.744%, 11/01/43 (a)	2,068,764	2,165,015
2.764%, 02/01/42 (a)	2,592,197	2,709,024
3.066%, 10/01/41 (a)	669,538	710,175
Fannie Mae-ACES 2.679%, 05/25/21 (a)	5,000,000	5,097,050
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	2,269,692	2,299,260
2.500%, 02/01/28	3,564,369	3,606,487
2.500%, 04/01/28	2,999,844	3,035,291
2.500%, 12/01/29	4,631,611	4,686,326
3.000%, 03/01/27	1,890,710	1,957,821
3.000%, 05/01/27	2,464,006	2,551,465
3.000%, 11/01/28	2,979,469	3,085,301
3.500%, 12/01/25	2,265,028	2,391,778
3.500%, 05/01/26	857,604	906,129
4.000%, 06/01/19	173,574	181,841
4.000%, 05/01/25	1,290,335	1,362,618
4.000%, 08/01/25	711,497	751,354
4.000%, 10/01/25	551,239	582,118
4.500%, 09/01/18	202,765	211,585
4.500%, 10/01/18	439,383	458,495
4.500%, 04/01/19	337,794	352,588
4.500%, 06/01/19	181,298	189,238
4.500%, 08/01/19	61,172	63,851
5.000%, 05/01/18	480,594	503,600
5.000%, 12/01/18	107,571	112,721

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.000%, 06/01/19	266,928	$281,138
5.500%, 11/01/17	38,410	39,784
5.500%, 01/01/24	617,031	678,953
6.000%, 04/01/16	1,373	1,387
6.000%, 05/01/17	26,126	26,644
7.000%, 12/01/15	154	154
7.500%, 03/01/16	1,204	1,213
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	3,616,513	3,680,109
3.500%, 04/01/32	3,381,320	3,538,508
4.000%, 01/01/31	1,241,416	1,333,439
4.000%, 08/01/31	1,278,425	1,373,190
4.500%, 05/01/29	363,293	392,877
5.000%, 03/01/27	175,114	192,561
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	3,094,275	2,958,497
3.000%, 10/01/42	3,078,010	3,064,657
3.000%, 01/01/43	2,906,217	2,893,609
3.000%, 03/01/43	6,777,700	6,746,177
3.000%, 04/01/43	5,450,062	5,424,714
3.000%, 06/01/43	2,014,382	2,005,013
3.000%, 07/01/43	4,742,061	4,720,006
3.000%, 06/01/45	5,000,000	4,975,638
3.500%, 01/01/42	1,891,020	1,949,370
3.500%, 03/01/42	1,682,279	1,734,188
3.500%, 08/01/42	5,689,510	5,865,069
3.500%, 02/01/43	2,328,001	2,396,943
3.500%, 05/01/43	4,054,968	4,175,052
3.500%, 06/01/43	2,510,093	2,584,427
3.500%, 06/01/44	3,216,382	3,309,528
3.500%, 10/01/44	3,438,333	3,537,906
3.500%, 11/01/44	3,867,949	3,979,963
3.500%, 12/01/44	4,540,502	4,671,993
3.500%, 05/01/45	4,887,768	5,034,218
4.000%, 06/01/39	1,339,210	1,415,555
4.000%, 12/01/39	1,972,220	2,084,651
4.000%, 11/01/40	1,823,815	1,939,542
4.000%, 04/01/41	1,691,277	1,798,650
4.000%, 09/01/41	1,795,427	1,909,413
4.000%, 10/01/41	3,844,842	4,088,937
4.000%, 11/01/41	1,905,918	2,026,918
4.000%, 10/01/43	4,236,449	4,478,836
4.000%, 07/01/44	5,462,294	5,775,901
4.000%, 10/01/44	4,193,101	4,433,840
4.500%, 10/01/35	687,515	742,739
4.500%, 06/01/38	1,015,492	1,097,059
4.500%, 02/01/39	580,309	626,172
4.500%, 03/01/39	659,543	711,668
4.500%, 04/01/39	873,478	942,510
4.500%, 09/01/39	1,077,624	1,162,791
4.500%, 10/01/39	2,976,025	3,211,226
4.500%, 11/01/39	991,438	1,069,793
4.500%, 01/01/40	762,768	824,706
4.500%, 05/01/40	1,194,094	1,291,056
4.500%, 11/01/40	1,467,055	1,586,182

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.500%, 02/01/41	824,685	891,743
4.500%, 05/01/41	1,015,400	1,097,966
4.500%, 06/01/41	773,852	836,777
4.500%, 12/01/43	1,853,202	2,000,889
5.000%, 10/01/33	750,446	828,412
5.000%, 03/01/34	162,973	179,819
5.000%, 08/01/35	901,010	992,707
5.000%, 09/01/35	386,569	425,911
5.000%, 10/01/35	332,275	366,091
5.000%, 01/01/36	860,449	948,017
5.000%, 04/01/38	472,946	519,596
5.000%, 11/01/39	2,123,158	2,333,052
5.000%, 05/01/40	2,642,635	2,909,750
5.500%, 06/01/34	785,773	884,429
5.500%, 10/01/35	252,263	282,960
5.500%, 12/01/35	950,229	1,065,856
5.500%, 01/01/36	650,292	729,421
5.500%, 12/01/37	588,850	658,094
5.500%, 04/01/38	2,742,401	3,064,729
5.500%, 07/01/38	317,398	354,704
5.500%, 08/01/38	723,492	808,528
6.000%, 11/01/28	11,584	13,254
6.000%, 12/01/28	8,659	9,907
6.000%, 02/01/29	8,277	9,367
6.000%, 04/01/29	5,873	6,707
6.000%, 05/01/29	2,052	2,322
6.000%, 06/01/31	2,285	2,626
6.000%, 07/01/31	1,010	1,161
6.000%, 09/01/31	66,898	76,879
6.000%, 04/01/32	101,168	116,272
6.000%, 11/01/32	35,102	40,343
6.000%, 06/01/34	195,367	224,375
6.000%, 11/01/35	100,005	114,848
6.000%, 02/01/36	136,229	154,364
6.000%, 08/01/36	150,572	170,618
6.000%, 10/01/36	259,711	294,285
6.000%, 11/01/36	115,879	131,306
6.000%, 01/01/37	270,946	307,017
6.000%, 02/01/38	250,020	283,307
6.000%, 11/01/39	2,285,769	2,589,678
6.000%, 04/01/40	651,413	738,141
6.500%, 02/01/30	5,656	6,478
6.500%, 08/01/31	11,823	13,781
6.500%, 10/01/31	7,496	8,585
6.500%, 11/01/31	26,522	30,915
6.500%, 03/01/32	394,148	459,386
6.500%, 04/01/32	385,681	449,518
6.500%, 09/01/36	548,175	630,882
6.500%, 11/01/37	289,480	333,082
7.000%, 12/01/27	1,692	1,965
7.000%, 11/01/28	4,370	5,175
7.000%, 04/01/29	4,727	5,536
7.000%, 05/01/29	1,032	1,098
7.000%, 06/01/29	6,234	6,501
7.000%, 07/01/29	2,103	2,392

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 7.000%, 01/01/31	105,471	$113,086
7.500%, 08/01/24	17,389	17,845
7.500%, 10/01/27	12,227	14,161
7.500%, 10/01/29	17,408	20,657
7.500%, 05/01/30	12,553	14,263
8.000%, 02/01/27	3,996	4,690
8.000%, 10/01/28	8,144	9,787
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	4,002,380	4,193,311
5.000%, 10/15/20	292,750	312,048
5.000%, 01/15/21	201,371	215,263
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	3,625,654	3,677,275
3.000%, 12/15/42	2,619,539	2,656,835
3.000%, 02/15/43	2,306,263	2,335,516
3.000%, 03/15/43	3,064,021	3,102,886
3.000%, 05/15/43	3,956,065	4,006,245
3.000%, 07/15/43	2,588,310	2,621,141
3.500%, 01/15/42	3,676,636	3,827,530
3.500%, 02/15/42	1,438,182	1,496,373
3.500%, 03/15/42	2,689,327	2,798,141
3.500%, 05/15/42	1,992,688	2,073,314
3.500%, 09/15/42	2,231,509	2,321,798
3.500%, 05/15/43	2,605,148	2,706,356
4.000%, 07/15/39	2,999,947	3,210,149
4.000%, 07/15/40	1,772,256	1,894,719
4.000%, 03/15/41	1,667,067	1,777,722
4.000%, 10/15/41	2,830,104	3,017,957
4.500%, 01/15/39	434,834	474,694
4.500%, 04/15/39	1,248,779	1,363,250
4.500%, 05/15/39	3,127,824	3,414,543
4.500%, 08/15/39	1,404,760	1,533,530
4.500%, 01/15/40	1,350,949	1,476,496
4.500%, 04/15/40	1,493,400	1,632,186
4.500%, 02/15/41	878,073	956,619
4.500%, 04/15/41	832,685	907,170
5.000%, 12/15/35	474,895	532,612
5.000%, 12/15/36	195,568	216,461
5.000%, 01/15/39	1,524,993	1,696,030
5.000%, 02/15/39	306,557	341,488
5.000%, 08/15/39	2,394,174	2,666,977
5.000%, 09/15/39	555,560	618,862
5.000%, 12/15/39	1,102,014	1,227,582
5.000%, 05/15/40	1,645,637	1,835,211
5.500%, 03/15/36	522,846	595,575
5.500%, 01/15/37	578,760	652,429
5.500%, 11/15/37	544,203	613,474
5.500%, 09/15/38	277,129	311,816
5.500%, 08/15/39	1,647,404	1,867,600
6.000%, 01/15/29	6,881	7,794
6.000%, 01/15/33	271,367	312,764
6.000%, 03/15/35	323,817	378,429
6.000%, 12/15/35	182,147	212,647
6.000%, 06/15/36	239,260	271,246
6.000%, 09/15/36	320,193	362,998

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 07/15/38	1,385,055	1,599,796
6.500%, 05/15/23	1,329	1,516
6.500%, 02/15/27	36,806	42,866
6.500%, 07/15/28	13,456	15,351
6.500%, 08/15/28	13,644	15,565
6.500%, 11/15/28	9,765	11,452
6.500%, 12/15/28	11,030	12,582
6.500%, 07/15/29	2,175	2,482
6.500%, 05/15/36	159,266	181,689
7.000%, 01/15/28	2,373	2,717
7.000%, 04/15/28	3,193	3,296
7.000%, 05/15/28	13,307	14,691
7.000%, 06/15/28	9,966	11,503
7.000%, 10/15/28	9,571	10,541
7.000%, 06/15/29	2,089	2,143
7.000%, 09/15/29	7,445	8,088
7.000%, 01/15/31	1,378	1,411
7.000%, 03/15/31	28,455	30,618
7.000%, 07/15/31	508,941	616,739
7.000%, 08/15/31	81,111	98,889
7.000%, 02/15/32	14,663	15,090
7.000%, 07/15/32	32,153	39,233
7.500%, 08/15/29	226	227
7.500%, 04/15/30	8,542	8,727
8.000%, 08/15/26	3,737	4,329
8.000%, 09/15/26	4,679	5,334
8.000%, 05/15/27	1,404	1,438
8.000%, 06/15/29	23,404	25,193
9.000%, 11/15/24	10,075	11,491
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	3,364,295	3,411,644
3.000%, 03/20/43	4,303,119	4,355,808
3.000%, 12/20/44	4,620,307	4,669,949
3.000%, 04/20/45	3,879,707	3,921,683
3.500%, 12/20/41	2,277,183	2,372,434
3.500%, 03/20/42	4,177,233	4,348,218
3.500%, 08/20/42	2,185,674	2,275,140
3.500%, 01/20/43	6,343,938	6,596,739
3.500%, 04/20/43	2,459,621	2,555,698
3.500%, 05/20/43	4,295,682	4,463,479
3.500%, 07/20/44	6,113,158	6,346,945
3.500%, 02/20/45	7,345,028	7,631,966
3.500%, 06/20/45	3,885,714	4,053,694
4.000%, 11/20/40	2,340,943	2,510,385
4.000%, 12/20/40	2,266,362	2,430,406
4.000%, 05/20/43	2,956,433	3,132,091
4.000%, 11/20/43	1,919,737	2,033,800
4.000%, 02/20/44	4,416,038	4,678,783
4.000%, 04/20/44	2,609,742	2,765,016
4.000%, 05/20/44	3,250,946	3,444,370
4.000%, 10/20/44	8,030,945	8,508,769
4.000%, 11/20/44	1,630,715	1,727,739
4.500%, 08/20/40	2,181,691	2,387,163
4.500%, 12/20/40	1,283,369	1,404,237
4.500%, 04/20/41	1,221,029	1,327,978

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.500%, 03/20/42	872,982	$949,445
4.500%, 10/20/43	1,706,892	1,841,260
4.500%, 02/20/44	3,106,352	3,350,886
5.000%, 08/20/40	972,751	1,081,668
5.000%, 10/20/40	907,247	1,008,831
5.000%, 06/20/44	2,695,662	2,997,492
6.500%, 06/20/31	30,642	35,909
6.500%, 11/20/38	777,962	898,735
7.500%, 02/20/28	3,584	4,309

		686,711,382

Federal Agencies—4.1%
Federal Farm Credit Bank 4.875%, 12/16/15	4,500,000	4,594,734
Federal Home Loan Bank 0.375%, 06/24/16 (b)	10,040,000	10,039,630
4.875%, 05/17/17 (b)	4,420,000	4,767,167
5.375%, 05/18/16	2,900,000	3,027,298
Federal Home Loan Mortgage Corp. 0.875%, 03/07/18	17,000,000	16,946,657
1.250%, 10/02/19	3,000,000	2,960,034
1.375%, 05/01/20	5,145,000	5,067,316
5.125%, 11/17/17 (b)	3,530,000	3,880,711
Federal National Mortgage Association 0.500%, 03/30/16	9,450,000	9,463,107
0.875%, 05/21/18 (b)	10,160,000	10,110,653
4.875%, 12/15/16 (b)	4,430,000	4,706,033
5.375%, 07/15/16	5,870,000	6,171,638
5.375%, 06/12/17	8,300,000	9,043,309
6.625%, 11/15/30 (b)	2,450,000	3,478,408
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,077,227

		98,333,922

U.S. Treasury—35.7%
U.S. Treasury Bonds 2.500%, 02/15/45	9,900,000	8,714,970
2.750%, 08/15/42	2,020,000	1,881,246
2.875%, 05/15/43	4,760,000	4,536,090
3.000%, 11/15/44	11,000,000	10,754,810
3.125%, 02/15/42	1,800,000	1,809,576
3.125%, 02/15/43	3,270,000	3,273,728
3.125%, 08/15/44	4,700,000	4,706,439
3.375%, 05/15/44	3,000,000	3,150,060
3.500%, 02/15/39	2,080,000	2,242,469
3.625%, 02/15/44	10,120,000	11,124,006
3.750%, 08/15/41	1,830,000	2,054,504
3.875%, 08/15/40	10,380,000	11,853,027
4.250%, 11/15/40	7,280,000	8,807,125
4.375%, 11/15/39	3,900,000	4,796,454
4.375%, 05/15/40	5,220,000	6,425,350
4.375%, 05/15/41	5,850,000	7,229,137
4.500%, 02/15/36	5,675,000	7,136,086
4.500%, 05/15/38 (b)	4,950,000	6,189,926

U.S. Treasury—(Continued)
U.S. Treasury Bonds 5.000%, 05/15/37	2,760,000	3,698,924
5.250%, 02/15/29	750,000	979,762
5.375%, 02/15/31	6,675,000	8,982,948
6.125%, 11/15/27	5,750,000	7,980,138
6.250%, 08/15/23	7,700,000	10,049,579
6.375%, 08/15/27	6,900,000	9,728,655
6.500%, 11/15/26	4,500,000	6,332,985
7.125%, 02/15/23	11,125,000	15,090,284
7.250%, 08/15/22	6,120,000	8,259,552
7.875%, 02/15/21	4,450,000	5,904,482
8.000%, 11/15/21	2,920,000	3,984,515
8.125%, 08/15/19	2,645,000	3,358,489
8.125%, 08/15/21	1,250,000	1,701,525
8.500%, 02/15/20	6,700,000	8,786,715
8.750%, 08/15/20	1,000,000	1,348,540
8.875%, 02/15/19	10,215,000	12,995,829
9.125%, 05/15/18	1,600,000	1,971,328
U.S. Treasury Notes 0.625%, 10/15/16	9,970,000	9,996,719
0.625%, 05/31/17	5,000,000	4,999,900
0.625%, 08/31/17	21,700,000	21,661,807
0.625%, 04/30/18	5,000,000	4,953,950
0.750%, 02/28/18	40,500,000	40,338,809
0.875%, 11/30/16	23,800,000	23,938,041
0.875%, 05/15/17	10,000,000	10,048,200
1.000%, 08/31/16	11,820,000	11,904,632
1.000%, 09/30/16	35,670,000	35,942,162
1.000%, 10/31/16	7,010,000	7,062,084
1.000%, 03/31/17	7,850,000	7,910,287
1.125%, 05/31/19	12,300,000	12,202,707
1.125%, 03/31/20	5,100,000	4,990,044
1.250%, 10/31/19 (b)	5,130,000	5,084,394
1.250%, 02/29/20	25,800,000	25,420,482
1.375%, 09/30/18	12,890,000	12,995,826
1.375%, 11/30/18	15,000,000	15,113,401
1.375%, 01/31/20	27,100,000	26,892,414
1.500%, 03/31/19	31,870,000	32,121,134
1.625%, 11/15/22	5,000,000	4,832,750
1.750%, 10/31/20	5,000,000	5,003,650
1.750%, 05/15/22	4,900,000	4,805,626
1.750%, 05/15/23	6,420,000	6,210,195
1.875%, 09/30/17	15,900,000	16,304,655
2.000%, 11/30/20	14,800,000	14,986,184
2.000%, 02/28/21	5,000,000	5,045,350
2.000%, 11/15/21	10,950,000	10,970,038
2.000%, 02/15/22	3,800,000	3,799,810
2.000%, 02/15/23	6,900,000	6,824,721
2.125%, 06/30/21	12,000,000	12,149,399
2.125%, 08/15/21	8,710,000	8,807,988
2.250%, 07/31/21	19,000,000	19,356,820
2.250%, 11/15/24	7,800,000	7,750,548
2.375%, 05/31/18	31,000,000	32,241,552
2.500%, 08/15/23	14,400,000	14,709,025
2.500%, 05/15/24	7,000,000	7,119,210
2.625%, 08/15/20 (b)	6,000,000	6,274,920

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.750%, 05/31/17	9,840,000	$10,240,882
2.750%, 11/15/23	9,835,000	10,223,581
3.000%, 08/31/16	8,350,000	8,602,838
3.000%, 09/30/16	18,100,000	18,684,267
3.000%, 02/28/17	14,980,000	15,591,183
3.125%, 05/15/19	3,000,000	3,202,140
3.375%, 11/15/19	4,350,000	4,697,261
3.500%, 02/15/18 (b)	4,000,000	4,270,640
3.500%, 05/15/20	7,790,000	8,473,650
3.625%, 02/15/20	17,190,000	18,777,840
3.750%, 11/15/18	4,550,000	4,942,028
3.875%, 05/15/18	4,700,000	5,089,348
4.000%, 08/15/18	9,620,000	10,508,696
4.250%, 11/15/17	4,700,000	5,082,909
4.625%, 02/15/17	8,475,000	9,035,706
4.875%, 08/15/16	8,330,000	8,748,499

		864,780,155

Total U.S. Treasury & Government Agencies (Cost $1,631,074,287)		1,649,825,459

Corporate Bonds & Notes—25.9%

Aerospace/Defense—0.3%
Boeing Co. (The) 7.250%, 06/15/25 (b)	460,000	605,978
Lockheed Martin Corp. 6.150%, 09/01/36	1,700,000	2,069,065
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	683,854
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,026,842
United Technologies Corp. 4.500%, 06/01/42 (b)	2,645,000	2,664,642
7.500%, 09/15/29	200,000	277,297

		7,327,678

Agriculture—0.3%
Altria Group, Inc. 9.700%, 11/10/18	750,000	931,248
Archer-Daniels-Midland Co. 4.479%, 03/01/21	2,000,000	2,177,133
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	3,000,000	2,944,223
4.500%, 03/26/20	925,000	1,005,893

		7,058,497

Auto Manufacturers—0.5%
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,535,243
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,797,637

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 2.625%, 07/10/17	4,000,000	4,043,528
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,110,351

		12,486,759

Banks—5.4%
Bank of America Corp. 3.300%, 01/11/23	4,075,000	3,999,158
4.100%, 07/24/23	2,905,000	2,990,599
5.750%, 08/15/16	2,850,000	2,979,707
5.875%, 02/07/42	3,000,000	3,431,011
6.500%, 08/01/16	1,750,000	1,847,384
6.500%, 07/15/18	200,000	224,864
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,233,775
Bank of Nova Scotia 2.050%, 10/30/18	3,480,000	3,508,580
Barclays Bank plc 5.000%, 09/22/16	1,750,000	1,830,845
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,581,699
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,430,457
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,326,773
Citigroup, Inc. 5.375%, 08/09/20	2,200,000	2,459,003
5.850%, 08/02/16	500,000	524,960
6.125%, 11/21/17	1,700,000	1,867,408
6.125%, 05/15/18	1,900,000	2,115,145
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.250%, 05/24/41	3,640,000	3,982,837
Credit Suisse 4.375%, 08/05/20	2,611,000	2,827,070
Deutsche Bank AG 6.000%, 09/01/17 (b)	1,500,000	1,630,275
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,654,325
Goldman Sachs Group, Inc. (The) 6.000%, 06/15/20	2,000,000	2,281,433
6.125%, 02/15/33	2,075,000	2,447,971
6.250%, 09/01/17	760,000	831,722
6.450%, 05/01/36	2,000,000	2,254,559
6.750%, 10/01/37	3,500,000	4,096,065
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,848,190
6.500%, 09/15/37	905,000	1,089,558
JPMorgan Chase & Co. 3.250%, 09/23/22	2,850,000	2,820,158
4.950%, 03/25/20	2,650,000	2,909,661
6.300%, 04/23/19	1,900,000	2,166,146
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	2,949,581

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KFW 1.000%, 06/11/18 (b)	3,536,000	$3,519,040
1.250%, 02/15/17	3,000,000	3,027,549
2.375%, 08/25/21	1,945,000	1,978,249
2.625%, 02/16/16 (b)	2,791,000	2,830,158
2.750%, 09/08/20	2,300,000	2,402,591
4.875%, 01/17/17	2,900,000	3,086,531
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,767,480
Morgan Stanley 4.350%, 09/08/26	3,800,000	3,738,908
5.625%, 09/23/19	1,900,000	2,122,299
7.250%, 04/01/32	1,850,000	2,399,615
7.300%, 05/13/19	2,460,000	2,879,805
PNC Bank N.A. 4.875%, 09/21/17	1,000,000	1,066,922
5.250%, 01/15/17	1,600,000	1,688,700
Royal Bank of Canada 2.150%, 03/15/19 (b)	3,915,000	3,917,954
State Street Bank and Trust Co. 5.300%, 01/15/16	300,000	307,538
Toronto-Dominion Bank (The) 2.250%, 11/05/19 (b)	4,000,000	3,995,283
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,003,578
UBS AG 4.875%, 08/04/20	3,500,000	3,863,593
Wachovia Corp. 5.750%, 06/15/17	700,000	759,402
Wells Fargo & Co. 3.000%, 01/22/21	3,400,000	3,435,033
3.676%, 06/15/16	2,775,000	2,851,666
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,266,815

		132,049,628

Beverages—0.6%
Anheuser-Busch Cos. LLC 6.450%, 09/01/37	880,000	1,083,322
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	3,500,000	3,480,438
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	291,262
3.200%, 11/01/23	3,000,000	3,020,885
Diageo Finance B.V. 5.300%, 10/28/15	870,000	882,681
Pepsi Bottling Group, Inc. (The) 7.000%, 03/01/29	300,000	402,187
PepsiCo, Inc. 3.600%, 03/01/24 (b)	3,975,000	4,087,296
5.000%, 06/01/18	1,000,000	1,094,263

		14,342,334

Biotechnology—0.3%
Amgen, Inc. 5.700%, 02/01/19	850,000	950,449
6.150%, 06/01/18	1,650,000	1,849,792
Celgene Corp. 4.625%, 05/15/44	4,000,000	3,788,140

		6,588,381

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16 (b)	900,000	952,274

Chemicals—0.5%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,921,730
9.400%, 05/15/39	650,000	964,716
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (b)	1,000,000	1,124,839
6.000%, 07/15/18	1,000,000	1,120,672
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,066,627
Praxair, Inc. 3.000%, 09/01/21 (b)	3,950,000	3,988,034

		11,186,618

Computers—0.4%
Apple, Inc. 2.400%, 05/03/23	2,072,000	1,979,501
4.450%, 05/06/44	2,944,000	2,938,069
Hewlett-Packard Co. 5.500%, 03/01/18	1,950,000	2,126,605
International Business Machines Corp. 4.000%, 06/20/42 (b)	3,200,000	2,876,603
8.375%, 11/01/19	425,000	531,318

		10,452,096

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,549,040
6.450%, 01/15/26	200,000	254,992

		3,804,032

Diversified Financial Services—1.1%
American Express Co. 7.000%, 03/19/18	3,000,000	3,401,876
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,952,507
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	3,841,437
General Electric Capital Corp. 5.300%, 02/11/21	1,915,000	2,151,536
5.400%, 02/15/17	2,000,000	2,138,254
5.500%, 01/08/20	3,360,000	3,803,836
5.875%, 01/14/38	2,050,000	2,449,128

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp. 6.750%, 03/15/32	1,250,000	$1,622,361
7.500%, 08/21/35 (b)	100,000	138,262
HSBC Finance Corp. 5.500%, 01/19/16	900,000	921,833
National Rural Utilities Cooperative Finance Corp. 10.375%, 11/01/18	2,900,000	3,669,084
Nomura Holdings, Inc. 6.700%, 03/04/20	1,325,000	1,549,369

		27,639,483

Electric—1.8%
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	3,800,000	3,798,456
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	2,771,695
5.850%, 04/01/18	855,000	952,490
Dominion Resources, Inc. 6.400%, 06/15/18	1,750,000	1,964,823
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,245,513
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,593,540
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,096,427
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,515,144
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,414,476
8.400%, 01/15/22	1,000,000	1,317,459
Nisource Finance Corp. 4.800%, 02/15/44	4,000,000	4,016,930
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,744,989
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,869,587
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,201,849
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	3,655,139
PacifiCorp 2.950%, 02/01/22	2,800,000	2,794,277
PPL Capital Funding, Inc. 3.400%, 06/01/23	4,000,000	3,976,800
Progress Energy, Inc. 5.625%, 01/15/16	1,900,000	1,947,829
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,369,351

		43,246,774

Electronics—0.3%
Honeywell International, Inc. 5.000%, 02/15/19 (b)	2,000,000	2,219,822

Electronics—(Continued)
Koninklijke Philips NV 5.750%, 03/11/18	900,000	986,964
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,497,424

		6,704,210

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,647,009

Food—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	1,070,109
General Mills, Inc. 5.650%, 02/15/19	1,700,000	1,891,885
Kroger Co. (The) 3.300%, 01/15/21 (b)	3,900,000	3,962,763
Mondelez International, Inc. 4.125%, 02/09/16	2,200,000	2,241,793
5.375%, 02/10/20	1,800,000	2,004,936
Sysco Corp. 2.600%, 06/12/22 (b)	2,400,000	2,335,149
Unilever Capital Corp. 5.900%, 11/15/32	1,500,000	1,915,108

		15,421,743

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,311,289

Gas—0.0%
Sempra Energy 6.150%, 06/15/18	900,000	1,005,988

Healthcare-Products—0.3%
Baxter International, Inc. 5.375%, 06/01/18	1,400,000	1,531,341
Becton Dickinson & Co. 4.685%, 12/15/44	3,500,000	3,382,105
Medtronic, Inc. 4.000%, 04/01/43	3,900,000	3,533,855

		8,447,301

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	2,820,437
Anthem, Inc. 5.850%, 01/15/36	1,800,000	1,906,161
Cigna Corp. 5.375%, 02/15/42	3,000,000	3,152,894
Laboratory Corp. of America Holdings 4.625%, 11/15/20 (b)	1,900,000	2,028,997
UnitedHealth Group, Inc. 5.375%, 03/15/16	1,700,000	1,755,597

		11,664,086

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.0%
Kimberly-Clark Corp. 6.125%, 08/01/17	500,000	$550,089

Insurance—0.9%
ACE INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	3,968,283
Aflac, Inc. 3.625%, 06/15/23	2,975,000	2,999,733
Allstate Corp. (The) 6.900%, 05/15/38	150,000	205,081
7.450%, 05/16/19	1,700,000	2,010,372
American International Group, Inc. 5.450%, 05/18/17	1,900,000	2,042,297
5.850%, 01/16/18	1,800,000	1,990,037
AXA S.A. 8.600%, 12/15/30	1,165,000	1,543,625
Berkshire Hathaway, Inc. 1.900%, 01/31/17	2,900,000	2,945,008
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,048,083
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	920,940
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,670,352

		21,343,811

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24 (b)	3,800,000	3,804,664

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36 (b)	1,100,000	1,057,447

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 7.900%, 12/15/18	1,757,000	2,106,344

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,912,960

Media—1.1%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,347,986
Comcast Corp. 4.650%, 07/15/42	3,670,000	3,668,715
5.650%, 06/15/35	1,500,000	1,693,186
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.000%, 03/01/21	2,600,000	2,808,715
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,995,067
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	903,232

Media—(Continued)
Time Warner Cable, Inc. 5.000%, 02/01/20	1,900,000	2,042,295
5.850%, 05/01/17	1,800,000	1,922,782
6.550%, 05/01/37	100,000	104,242
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	467,037
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,041,896
7.700%, 05/01/32	685,000	902,874
Viacom, Inc. 4.375%, 03/15/43	3,500,000	2,869,277
6.250%, 04/30/16	770,000	803,815
Walt Disney Co. (The) 2.750%, 08/16/21	1,930,000	1,948,630

		25,519,749

Mining—0.4%
Barrick North America Finance LLC 4.400%, 05/30/21	3,125,000	3,185,483
Freeport-McMoRan, Inc. 3.550%, 03/01/22 (b)	3,700,000	3,411,855
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	1,751,174
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	1,970,198

		10,318,710

Miscellaneous Manufacturing—0.3%
General Electric Co. 3.375%, 03/11/24	2,900,000	2,935,042
5.250%, 12/06/17	1,800,000	1,962,367
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,770,965
Tyco International Finance S.A./Tyco Fire & Security Finance SCA 6.875%, 01/15/21	1,275,000	1,498,472

		8,166,846

Multi-National—1.5%
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,041,454
European Bank for Reconstruction & Development 1.000%, 06/15/18	3,564,000	3,543,770
European Investment Bank 1.625%, 06/15/17 (b)	1,975,000	2,005,949
2.500%, 10/15/24 (b)	3,800,000	3,799,188
4.000%, 02/16/21 (b)	1,700,000	1,884,196
4.875%, 02/15/36	3,700,000	4,563,907
5.125%, 05/30/17	1,750,000	1,892,600
Inter-American Development Bank 2.125%, 01/15/25	3,900,000	3,780,792
2.375%, 08/15/17	2,000,000	2,063,808
6.800%, 10/15/25	500,000	679,765
7.000%, 06/15/25	200,000	268,668

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Bank for Reconstruction & Development 7.625%, 01/19/23	2,970,000	$4,066,081
8.875%, 03/01/26	535,000	823,730
International Finance Corp. 1.750%, 09/04/18	2,975,000	3,026,342

		36,440,250

Office/Business Equipment—0.1%
Xerox Corp. 6.350%, 05/15/18 (b)	2,550,000	2,843,318

Oil & Gas—1.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	2,445,000	2,683,577
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	398,434
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	3,904,848
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	1,980,575
Chevron Corp. 3.191%, 06/24/23	3,025,000	3,040,918
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,799,098
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	901,238
Devon Energy Corp. 6.300%, 01/15/19	850,000	957,864
Hess Corp. 8.125%, 02/15/19	3,130,000	3,708,682
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,238,119
Petrobras Global Finance B.V. 6.125%, 10/06/16	600,000	617,474
6.875%, 01/20/40	4,300,000	3,819,932
Petroleos Mexicanos 6.625%, 06/15/35	3,400,000	3,633,750
Shell International Finance B.V. 4.300%, 09/22/19	1,000,000	1,085,168
Statoil ASA 6.700%, 01/15/18	300,000	335,568
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,778,085
Total Capital International S.A. 2.700%, 01/25/23 (b)	3,000,000	2,910,852
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,856,986

		38,651,168

Oil & Gas Services—0.3%
Halliburton Co. 3.500%, 08/01/23	4,000,000	4,037,173
Weatherford International, Ltd. 4.500%, 04/15/22 (b)	2,300,000	2,148,178

Oil & Gas Services—(Continued)
Weatherford International, Ltd. 9.625%, 03/01/19	1,500,000	1,751,100

		7,936,451

Pharmaceuticals—1.1%
Abbott Laboratories 5.125%, 04/01/19	1,073,000	1,188,268
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,009,675
Actavis Funding SCS 2.350%, 03/12/18	3,900,000	3,922,873
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,111,262
Express Scripts Holding Co. 6.125%, 11/15/41	1,520,000	1,751,196
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/38	2,100,000	2,633,459
Johnson & Johnson 5.950%, 08/15/37	910,000	1,134,578
6.950%, 09/01/29	250,000	342,821
Merck & Co., Inc. 6.550%, 09/15/37	1,000,000	1,282,207
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	370,359
Novartis Capital Corp. 4.400%, 04/24/20	900,000	988,724
Sanofi 4.000%, 03/29/21	2,775,000	2,964,409
Wyeth LLC 5.500%, 02/15/16	1,700,000	1,751,921
5.950%, 04/01/37	3,300,000	3,936,596

		26,388,348

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	260,177
Energy Transfer Partners L.P. 4.650%, 06/01/21	1,950,000	2,005,924
5.150%, 03/15/45	4,600,000	4,064,348
Enterprise Products Operating LLC 6.300%, 09/15/17	1,900,000	2,093,205
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,017,902
Plains All American Pipeline L.P./PAA Finance Corp. 6.500%, 05/01/18	2,485,000	2,780,898
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,231,367
7.625%, 04/01/37	640,000	741,918
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,053,303
Williams Partners L.P. 5.250%, 03/15/20 (b)	3,575,000	3,896,155

		21,145,197

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	$985,149
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,019,338
ERP Operating L.P. 5.750%, 06/15/17	900,000	973,656
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,841,838
Kimco Realty Corp. 6.875%, 10/01/19	550,000	636,119
Regency Centers L.P. 5.250%, 08/01/15	850,000	852,740
Simon Property Group L.P. 5.250%, 12/01/16	2,000,000	2,097,667

		11,406,507

Retail—0.8%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	499,973
CVS Health Corp. 2.250%, 12/05/18	3,930,000	3,962,327
Home Depot, Inc. (The) 4.400%, 04/01/21	1,450,000	1,580,749
5.400%, 03/01/16 (b)	900,000	928,418
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,291,469
McDonald’s Corp. 5.350%, 03/01/18	885,000	968,979
Target Corp. 6.350%, 11/01/32	1,000,000	1,231,617
Wal-Mart Stores, Inc. 2.550%, 04/11/23	4,000,000	3,863,924
5.250%, 09/01/35	935,000	1,056,345
5.625%, 04/15/41	1,900,000	2,239,589
Walgreen Co. 5.250%, 01/15/19	900,000	984,010

		18,607,400

Semiconductors—0.2%
Intel Corp. 2.700%, 12/15/22 (b)	2,000,000	1,951,766
QUALCOMM, Inc. 3.450%, 05/20/25 (b)	4,000,000	3,896,944

		5,848,710

Software—0.5%
Adobe Systems, Inc. 4.750%, 02/01/20 (b)	2,200,000	2,395,306
Microsoft Corp. 4.200%, 06/01/19	2,700,000	2,935,601
Oracle Corp. 2.375%, 01/15/19	3,885,000	3,940,070
4.125%, 05/15/45	4,200,000	3,882,538

		13,153,515

Telecommunications—1.5%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	2,875,000	2,918,446
AT&T Mobility LLC 7.125%, 12/15/31	100,000	123,101
AT&T, Inc. 5.500%, 02/01/18	3,500,000	3,811,990
5.800%, 02/15/19	1,700,000	1,894,423
6.300%, 01/15/38	1,300,000	1,434,790
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,472,322
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,278,397
Deutsche Telekom International Finance B.V. 5.750%, 03/23/16	460,000	475,510
8.750%, 06/15/30	1,000,000	1,387,164
Orange S.A. 2.750%, 09/14/16	2,857,000	2,913,541
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	910,569
Telefonica Emisiones S.A.U. 6.221%, 07/03/17	1,400,000	1,520,264
Verizon Communications, Inc. 4.600%, 04/01/21	2,400,000	2,577,913
5.150%, 09/15/23	3,510,000	3,845,261
6.100%, 04/15/18	1,600,000	1,777,275
6.550%, 09/15/43	3,304,000	3,876,412
Verizon New York, Inc. 7.375%, 04/01/32	500,000	591,221
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,306,578

		36,115,177

Transportation—0.5%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	3,603,573
CSX Corp. 6.150%, 05/01/37	1,600,000	1,904,153
7.900%, 05/01/17	500,000	558,233
FedEx Corp. 8.000%, 01/15/19	675,000	804,318
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,897,755
5.590%, 05/17/25	28,000	32,059
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,583,553
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	847,460

		11,231,104

Total Corporate Bonds & Notes (Cost $590,783,779)		628,883,945

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Foreign Government—1.9%

Security Description	Principal Amount*	Value

Banks—0.1%
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	$3,045,322

Provincial—0.4%
Province of British Columbia 2.000%, 10/23/22	1,970,000	1,926,664
Province of Nova Scotia 5.125%, 01/26/17	900,000	959,287
9.250%, 03/01/20	250,000	321,605
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	4,005,746
4.400%, 04/14/20 (b)	2,100,000	2,339,234
Province of Quebec 7.500%, 07/15/23	350,000	463,989

		10,016,525

Sovereign—1.4%
Brazilian Government International Bonds 6.000%, 01/17/17	3,755,000	4,017,850
7.125%, 01/20/37	1,650,000	1,868,625
Colombia Government International Bonds 8.125%, 05/21/24	1,500,000	1,912,500
Mexico Government International Bonds 5.750%, 10/12/10	4,100,000	4,028,250
6.750%, 09/27/34	1,050,000	1,316,175
8.000%, 09/24/22	2,200,000	2,827,000
Panama Government International Bonds 5.200%, 01/30/20	1,370,000	1,504,945
Peruvian Government International Bonds 8.750%, 11/21/33	1,450,000	2,189,500
Philippine Government International Bonds 5.000%, 01/13/37	1,740,000	2,011,875
Republic of Korea 7.125%, 04/16/19	4,900,000	5,826,543
Turkey Government International Bonds 3.250%, 03/23/23 (b)	2,350,000	2,182,516
6.250%, 09/26/22	1,607,000	1,787,787
7.375%, 02/05/25 (b)	1,473,000	1,769,441

		33,243,007

Total Foreign Government (Cost $46,031,893)		46,304,854

Mortgage-Backed Securities—1.6%

Commercial Mortgage-Backed Securities—1.6%
Bear Stearns Commercial Mortgage Securities Trust 5.540%, 09/11/41	900,287	929,725
5.694%, 06/11/50 (a)	1,500,000	1,599,493
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,500,000	1,556,409
5.969%, 03/15/49 (a)	1,542,480	1,575,614
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	3,953,169

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 5.989%, 12/10/49 (a)	2,400,000	2,575,837
Freddie Mac Multifamily Structured Pass-Through Certificates 2.902%, 08/25/20	2,192,471	2,256,403
3.060%, 07/25/23 (a)	4,800,000	4,920,384
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	2,930,895
3.377%, 05/10/45	2,750,000	2,840,631
4.243%, 08/10/46	966,000	1,041,006
JPMorgan Chase Commercial Mortgage Securities Trust 5.420%, 01/15/49	2,332,367	2,445,328
5.440%, 06/12/47	840,004	879,672
LB-UBS Commercial Mortgage Trust 5.156%, 02/15/31	2,085,852	2,106,101
Morgan Stanley Capital I Trust 5.809%, 12/12/49	2,435,742	2,612,207
5.826%, 06/11/42 (a)	1,994,596	2,134,119
6.104%, 06/11/49 (a)	1,354,700	1,450,243
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,072,033

Total Mortgage-Backed Securities (Cost $38,666,096)		38,879,269

Municipals—0.6%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	2,210,000	3,140,366
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	2,160,000	2,820,571
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	2,000,000	2,423,380
Oregon School Boards Association, Build America Bonds 5.680%, 06/30/28	1,900,000	2,258,606
State of California, Build America Bonds 7.300%, 10/01/39	2,000,000	2,828,840
State of Illinois, Build America Bonds 5.100%, 06/01/33	1,230,000	1,146,299

Total Municipals (Cost $12,089,007)		14,618,062

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.2%
CarMax Auto Owner Trust 0.970%, 04/16/18	2,815,598	2,816,960
Honda Auto Receivables Owner Trust 0.770%, 05/15/17	263,399	263,462
Nissan Auto Receivables Owner Trust 0.750%, 07/15/19	1,253,000	1,251,959

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Volkswagen Auto Loan Enhanced Trust 0.950%, 04/22/19	1,252,000	$1,248,942

		5,581,323

Asset-Backed - Credit Card—0.2%
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	5,071,304

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust 4.250%, 12/25/31	54,794	54,844

Total Asset-Backed Securities (Cost $10,641,414)		10,707,471

Short-Term Investments—4.8%

Discount Notes—2.0%
Federal Home Loan Bank 0.010%, 07/16/15 (c)	6,100,000	6,099,974
0.055%, 09/10/15 (c)	600,000	599,935
0.136%, 11/12/15 (c)	7,900,000	7,896,030
0.136%, 11/13/15 (c)	5,000,000	4,997,469
0.141%, 11/25/15 (c)	15,100,000	15,091,368
Federal National Mortgage Association 0.010%, 07/01/15 (c)	13,500,000	13,500,000

		48,184,776

Mutual Fund—2.8%
State Street Navigator Securities Lending MET Portfolio (d)	67,194,980	67,194,980

Total Short-Term Investments (Cost $115,379,756)		115,379,756

Total Investments—103.3% (Cost $2,444,666,232) (e)		2,504,598,816
Other assets and liabilities (net)—(3.3)%		(80,428,152)

Net Assets—100.0%		$2,424,170,664

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $93,315,972 and the collateral received consisted of cash in the amount of $67,194,980 and non-cash collateral with a value of $28,889,695. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(e)	As of June 30, 2015, the aggregate cost of investments was $2,444,666,232. The aggregate unrealized appreciation and depreciation of investments were $61,822,486 and $(1,889,902), respectively, resulting in net unrealized appreciation of $59,932,584.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,649,825,459	$—	$1,649,825,459
Total Corporate Bonds & Notes*	—	628,883,945	—	628,883,945
Total Foreign Government*	—	46,304,854	—	46,304,854
Total Mortgage-Backed Securities*	—	38,879,269	—	38,879,269
Total Municipals	—	14,618,062	—	14,618,062
Total Asset-Backed Securities*	—	10,707,471	—	10,707,471
Short-Term Investments
Discount Notes	—	48,184,776	—	48,184,776
Mutual Fund	67,194,980	—	—	67,194,980
Total Short-Term Investments	67,194,980	48,184,776	—	115,379,756
Total Investments	$67,194,980	$2,437,403,836	$—	$2,504,598,816

Collateral for securities loaned (Liability)	$—	$(67,194,980)	$—	$(67,194,980)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$2,504,598,816
Cash	72,008
Receivable for:
Fund shares sold	1,749,396
Interest	16,905,895

Total Assets	2,523,326,115
Liabilities
Collateral for securities loaned	67,194,980
Payables for:
Investments purchased	30,240,887
Fund shares redeemed	590,385
Accrued expenses:
Management fees	478,769
Distribution and service fees	274,492
Deferred trustees’ fees	68,805
Other expenses	307,133

Total Liabilities	99,155,451

Net Assets	$2,424,170,664

Net assets consist of:
Paid in surplus	$2,399,265,316
Undistributed net investment income	27,222,811
Accumulated net realized loss	(62,250,047)
Unrealized appreciation on investments	59,932,584

Net Assets	$2,424,170,664

Net Assets
Class A	$1,102,771,158
Class B	1,006,470,450
Class E	72,548,584
Class G	242,380,472
Capital Shares Outstanding*
Class A	101,543,478
Class B	94,471,163
Class E	6,713,520
Class G	22,800,331
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.86
Class B	10.65
Class E	10.81
Class G	10.63

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,444,666,232.
(b)	Includes securities loaned at value of $93,315,972.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Interest	$32,444,943
Securities lending income	99,726

Total investment income	32,544,669
Expenses
Management fees	2,960,148
Administration fees	27,667
Custodian and accounting fees	143,824
Distribution and service fees—Class B	1,254,086
Distribution and service fees—Class E	55,984
Distribution and service fees—Class G	354,868
Audit and tax services	42,617
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	95,772
Insurance	6,693
Miscellaneous	8,528

Total expenses	4,983,944
Less management fee waiver	(90,828)

Net expenses	4,893,116

Net Investment Income	27,651,553

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	1,774,589

Net change in unrealized depreciation on investments	(38,349,425)

Net realized and unrealized loss	(36,574,836)

Net Decrease in Net Assets From Operations	$(8,923,283)

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$27,651,553	$53,803,463
Net realized gain	1,774,589	1,945,403
Net change in unrealized appreciation (depreciation)	(38,349,425)	61,983,517

Increase (decrease) in net assets from operations	(8,923,283)	117,732,383

From Distributions to Shareholders
Net investment income
Class A	(31,869,029)	(26,442,409)
Class B	(27,379,615)	(27,515,323)
Class E	(2,026,136)	(2,320,327)
Class G	(6,508,764)	(5,102,747)

Total distributions	(67,783,544)	(61,380,806)

Increase in net assets from capital share transactions	195,423,744	236,202,544

Total increase in net assets	118,716,917	292,554,121

Net Assets
Beginning of period	2,305,453,747	2,012,899,626

End of period	$2,424,170,664	$2,305,453,747

Undistributed net investment income
End of period	$27,222,811	$67,354,802

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	12,078,332	$136,199,706	21,293,195	$235,457,073
Reinvestments	2,931,834	31,869,029	2,432,604	26,442,409
Redemptions	(3,359,828)	(37,958,377)	(6,796,206)	(75,167,359)

Net increase	11,650,338	$130,110,358	16,929,593	$186,732,123

Class B
Sales	4,045,915	$44,647,799	6,044,319	$65,473,330
Reinvestments	2,566,037	27,379,615	2,578,755	27,515,323
Redemptions	(2,839,707)	(31,397,267)	(7,865,294)	(85,368,142)

Net increase	3,772,245	$40,630,147	757,780	$7,620,511

Class E
Sales	117,546	$1,320,763	203,460	$2,230,249
Reinvestments	187,259	2,026,136	214,448	2,320,327
Redemptions	(488,878)	(5,499,538)	(1,079,829)	(11,872,674)

Net decrease	(184,073)	$(2,152,639)	(661,921)	$(7,322,098)

Class G
Sales	3,666,293	$40,524,992	7,345,176	$79,529,693
Reinvestments	611,726	6,508,764	479,131	5,102,747
Redemptions	(1,836,365)	(20,197,878)	(3,271,469)	(35,460,432)

Net increase	2,441,654	$26,835,878	4,552,838	$49,172,008

Increase derived from capital shares transactions		$195,423,744		$236,202,544

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.22		$10.93	$11.59	$11.58	$11.17	$10.94

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.29	0.29	0.34	0.38	0.40
Net realized and unrealized gain (loss) on investments	(0.17)		0.33	(0.55)	0.10	0.43	0.25

Total from investment operations	(0.03)		0.62	(0.26)	0.44	0.81	0.65

Less Distributions
Distributions from net investment income	(0.33)		(0.33)	(0.40)	(0.43)	(0.40)	(0.42)

Total distributions	(0.33)		(0.33)	(0.40)	(0.43)	(0.40)	(0.42)

Net Asset Value, End of Period	$10.86		$11.22	$10.93	$11.59	$11.58	$11.17

Total Return (%) (b)	(0.30	)(c)	5.81	(2.33)	3.90	7.51	6.05

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28	(d)	0.28	0.28	0.29	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.27	(d)	0.28	0.28	0.28	0.28	0.27
Ratio of net investment income to average net assets (%)	2.48	(d)	2.62	2.65	2.92	3.36	3.63
Portfolio turnover rate (%)	8	(c)	13	18	24	23	21
Net assets, end of period (in millions)	$1,102.8		$1,008.2	$797.4	$637.3	$630.8	$662.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.99		$10.72	$11.37	$11.37	$10.97	$10.76

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.26	0.26	0.30	0.34	0.37
Net realized and unrealized gain (loss) on investments	(0.16)		0.32	(0.54)	0.10	0.44	0.23

Total from investment operations	(0.04)		0.58	(0.28)	0.40	0.78	0.60

Less Distributions
Distributions from net investment income	(0.30)		(0.31)	(0.37)	(0.40)	(0.38)	(0.39)

Total distributions	(0.30)		(0.31)	(0.37)	(0.40)	(0.38)	(0.39)

Net Asset Value, End of Period	$10.65		$10.99	$10.72	$11.37	$11.37	$10.97

Total Return (%) (b)	(0.38	)(c)	5.48	(2.53)	3.62	7.28	5.69

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	(d)	0.53	0.53	0.54	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.52	(d)	0.53	0.53	0.53	0.53	0.52
Ratio of net investment income to average net assets (%)	2.22	(d)	2.37	2.40	2.67	3.12	3.38
Portfolio turnover rate (%)	8	(c)	13	18	24	23	21
Net assets, end of period (in millions)	$1,006.5		$997.1	$964.2	$934.5	$893.8	$806.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.15		$10.87	$11.52	$11.52	$11.11	$10.89

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.27	0.28	0.32	0.36	0.39
Net realized and unrealized gain (loss) on investments	(0.16)		0.33	(0.55)	0.09	0.44	0.23

Total from investment operations	(0.03)		0.60	(0.27)	0.41	0.80	0.62

Less Distributions
Distributions from net investment income	(0.31)		(0.32)	(0.38)	(0.41)	(0.39)	(0.40)

Total distributions	(0.31)		(0.32)	(0.38)	(0.41)	(0.39)	(0.40)

Net Asset Value, End of Period	$10.81		$11.15	$10.87	$11.52	$11.52	$11.11

Total Return (%) (b)	(0.27	)(c)	5.58	(2.41)	3.68	7.38	5.82

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43	(d)	0.43	0.43	0.44	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.42	(d)	0.43	0.43	0.43	0.43	0.42
Ratio of net investment income to average net assets (%)	2.32	(d)	2.47	2.50	2.77	3.21	3.49
Portfolio turnover rate (%)	8	(c)	13	18	24	23	21
Net assets, end of period (in millions)	$72.5		$76.9	$82.2	$88.1	$91.8	$110.8

	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.97		$10.70	$11.35	$11.35	$10.96	$10.75

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.25	0.26	0.30	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.17)		0.33	(0.54)	0.10	0.42	0.23

Total from investment operations	(0.05)		0.58	(0.28)	0.40	0.76	0.59

Less Distributions
Distributions from net investment income	(0.29)		(0.31)	(0.37)	(0.40)	(0.37)	(0.38)

Total distributions	(0.29)		(0.31)	(0.37)	(0.40)	(0.37)	(0.38)

Net Asset Value, End of Period	$10.63		$10.97	$10.70	$11.35	$11.35	$10.96

Total Return (%) (b)	(0.43	)(c)	5.46	(2.57)	3.58	7.15	5.65

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(d)	0.58	0.58	0.59	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.57	(d)	0.58	0.58	0.58	0.58	0.57
Ratio of net investment income to average net assets (%)	2.18	(d)	2.32	2.35	2.62	3.09	3.31
Portfolio turnover rate (%)	8	(c)	13	18	24	23	21
Net assets, end of period (in millions)	$242.4		$223.3	$169.1	$157.5	$133.5	$85.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Barclays Aggregate Bond Index Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and G shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively

MSF-22

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to amortization of debt securities, expired capital loss carryforwards and paydown reclasses. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the

MSF-23

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of

MSF-24

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$231,558,121	$107,735,224	$155,344,641	$25,932,818

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.250% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2015 were $2,960,148.

MetLife Advisers has entered into an investment subadvisory agreement with MetLife Investment Advisors, LLC (“MIA”) with respect to managing the Portfolio. For providing subadvisory services to the Portfolio, MetLife Advisers has agreed to pay MIA an investment subadvisory fee for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.040%	On the first $500 million
0.030%	Of the next $500 million
0.015%	On amounts over $1 billion

Fees earned by MIA with respect to the Portfolio for the six months ended June 30, 2015 were $276,787.

MSF-25

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.005%	Over $500 million and under $1 billion
0.010%	Of the next $1 billion
0.015%	On amounts over $2 billion

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and G Shares. Under the Distribution and Service Plan, the Class B, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and G Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$61,380,806	$62,542,285	$—	$—	$61,380,806	$62,542,285

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$67,417,890	$—	$65,947,132	$(20,621,321)	$(11,068,438)	$101,675,263

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010

MSF-26

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

(the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, $2,547,261 of capital loss carryforwards expired.

As of December 31, 2014, the Portfolio had post-enactment short-term accumulated capital losses of $2,360,669, post-enactment long-term accumulated capital losses of $8,707,769, and pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/17	Expiring 12/31/16	Expiring 12/31/15	Total
$9,934,932	$6,670,752	$4,015,637	$20,621,321

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the BlackRock Bond Income Portfolio returned 0.39%, 0.27%, and 0.33%, respectively. The Portfolio’s benchmark, the Barclays U.S. Aggregate Bond Index1, returned -0.10%.

MARKET ENVIRONMENT / CONDITIONS

In the first quarter of 2015, global financial markets experienced a surge in cross-asset volatility caused by a multitude of factors; a continued fall in crude oil prices, lethargic global growth and diversion in global monetary policy and economic growth. Although the U.S. equity market lagged global peers due to softening economic data and other temporary factors, risk assets in major global regions, mainly Europe and Japan, rallied on the tailwind of easier monetary policy and strengthening economic data.

Global sovereign yields drifted lower in the first quarter. In the United States, amidst softening domestic economic data and an attractive yield profile relative to its global sovereign peers, the yield curve flattened. In Europe, as the European Central Bank (the “ECB”) launched its large-scale asset purchase program, yields declined to all-time lows with the notable exception of Greece, where yields drifted higher due to political uncertainty. The U.S. dollar continued its upward momentum into 2015 with a modest retracement after the March meeting of the Federal Open Market Committee (the “FOMC”).

In the second quarter of 2015, global fixed income markets experienced a rout, bringing yields in the European region back to levels seen before the ECB’s quantitative easing. The upward move in yields started on April 17th with German bunds leading the way; other developed bond markets—U.S., U.K. and Japan—followed suit. U.S. economic data marginally improved from its first-quarter weakness, driving yields up further and causing volatility in the interest rate market (as measured by the MOVE Index) to rise to the highest levels seen since February. The other key factor dominating headlines throughout the second quarter was in relation to Greece, with the notable difference from the beginning of the year being that “contagion fears” caused peripheral spreads to widen versus Germany.

With market expectations for a Federal Reserve rate hike continuing to be uncertain and further down the road, the U.S. Dollar Index declined roughly 3% in the second quarter. In U.S. Credit, long-term investment grade corporate debt issuance continued to accelerate and spreads widened close to 15 basis points as measured by the Barclays U.S. Corporate Investment Grade Index. The high yield market reflected movements on the back of stabilization in oil prices early in the second quarter, but lost ground later. High yield spreads as measured by the Barclays U.S. High Yield Index widened close to 9.5 basis points during the second quarter.

PORTFOLIO REVIEW / PERIOD END POSITIONING

During the period, the Portfolio benefited from its long U.S. dollar exposure, mainly versus the euro. Also contributing positively were allocations to securitized assets and high yield, and security selection within U.S. investment grade credit.

Detracting from performance was the Portfolio’s underweight duration positioning in the beginning of the period as interest rates reached a low in January. The Portfolio’s allocation to U.S. municipal bonds also had a negative impact on results.

The FOMC’s April statement and June press conference had a dovish tilt; however, in the June statement, optionality for flexibility in initial policy lift off was indicated in the assessment of economic improvement from the seasonal slowdown in the first quarter. We still believe the September meeting is the most likely time for a start in this rate hiking cycle, but we also agree with Chairwoman Yellen that the timing of the lift-off is less important than the trajectory of rate change. On a beta adjusted basis, the Portfolio was underweight duration for most of the period; however, toward the end of the second quarter, we moved duration close to that of the benchmark as risk aversion significantly increased due to fears of Greece exiting the euro zone.

The Portfolio was modestly underweight in U.S. investment grade credit given low all-in yields during the first part of the period. However, as global yields backed up in the second quarter, making all-in yields on U.S. investment grade credit relatively attractive, we added exposure to the sector, mostly in industrials on the long end of the curve. Also during the period, we maintained the Portfolio’s overweight to the securitized asset class given relative value and strong supply-and-demand technicals. However, towards the end of the second quarter we modestly decreased the allocation to structured products, bringing the exposure closer to that of the benchmark, due to increasing macro volatility and diminishing relative value versus other spread sectors.

MSF-1

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary*—(Continued)

At period end, the Portfolio remained underweight in U.S. duration and, with respect to curve positioning, remained underweight in the short end of the U.S. yield curve. As we added risk in U.S. investment grade credit in the second quarter, the Portfolio ended the period with an overweight position in the sector. We maintained the Portfolio’s overweight to U.S. municipal bonds and modest exposure to high yield.

The Portfolio remained overweight in securitized assets, although taking gains on consumer loan and private student loan holdings during the period resulted in reduced exposure to asset-backed securities. We maintained the Portfolio’s overweight in high-grade, AAA and AA-rated collateralized loan obligations, non-agency mortgage-backed securities (“MBS”) and commercial MBS. Additionally, the Portfolio remained long the U.S. dollar.

The Portfolio held derivatives during the period as a part of its investment strategy. Derivatives are used by the Portfolio management team as a means to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Portfolio. Net derivative exposure was a positive contributor to performance during the period.

Rick Rieder

Bob Miller

Portfolio Managers

BlackRock Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

BlackRock Bond Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
BlackRock Bond Income Portfolio
Class A	0.39	2.51	4.50	4.52
Class B	0.27	2.25	4.24	4.26
Class E	0.33	2.35	4.34	4.36
Barclays U.S. Aggregate Bond Index	-0.10	1.86	3.35	4.44

1 Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	52.7
Corporate Bonds & Notes	29.3
Asset-Backed Securities	12.0
Mortgage-Backed Securities	9.3
Foreign Government	3.1
Municipals	2.4
Preferred Stocks	0.4
Purchased Options	0.1

MSF-3

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Bond Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A	Actual	0.36%	$1,000.00	$1,003.90	$1.79
	Hypothetical*	0.36%	$1,000.00	$1,023.01	$1.81

Class B	Actual	0.61%	$1,000.00	$1,002.70	$3.03
	Hypothetical*	0.61%	$1,000.00	$1,021.77	$3.06

Class E	Actual	0.51%	$1,000.00	$1,003.30	$2.53
	Hypothetical*	0.51%	$1,000.00	$1,022.27	$2.56

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

MSF-4

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

U.S. Treasury & Government Agencies—52.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—36.3%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	37,120,000	$37,569,668
3.000%, 11/01/28	5,619,588	5,840,040
3.000%, 12/01/28	1,393,898	1,448,846
3.000%, 01/01/29	650,927	676,854
3.000%, 04/01/29	2,016,556	2,095,764
3.000%, 05/01/29	3,464,834	3,599,706
3.000%, 08/01/29	3,813,701	3,964,052
3.000%, TBA (a)	18,900,000	19,580,547
3.500%, 11/01/25	2,535,622	2,688,421
3.500%, 08/01/26	2,148,312	2,277,953
3.500%, 08/01/28	1,202,487	1,274,656
3.500%, 10/01/28	5,524,513	5,856,196
3.500%, 11/01/28	6,493,586	6,872,724
3.500%, 02/01/29	13,202,193	13,993,909
3.500%, 04/01/29	2,933,803	3,109,885
3.500%, 05/01/29	6,574,438	6,935,471
3.500%, 06/01/29	3,975,004	4,213,376
3.500%, 07/01/29	14,840,558	15,732,984
3.500%, 09/01/29	381,511	404,529
3.500%, 12/01/29	18,275,061	19,400,925
4.000%, 01/01/25	26,077	27,437
4.000%, 02/01/25	5,775,241	6,115,219
4.000%, 09/01/25	1,013,660	1,073,266
4.000%, 10/01/25	3,008,938	3,216,842
4.000%, 01/01/26	892,152	953,522
4.000%, 04/01/26	585,630	626,016
4.000%, 07/01/26	2,610,349	2,790,289
4.000%, 08/01/26	1,252,248	1,338,525
4.500%, 12/01/20	1,571,290	1,648,255
4.500%, 02/01/25	1,110,442	1,191,953
4.500%, 04/01/25	202,371	217,226
4.500%, 07/01/25	772,658	829,526
4.500%, 06/01/26	15,792,561	16,900,763
4.500%, TBA (a)	12,900,000	13,439,657
Fannie Mae 20 Yr. Pool 5.000%, 05/01/23	4,979	5,496
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	3,452,276	3,457,976
3.000%, 01/01/43	7,461,440	7,473,514
3.000%, 02/01/43	13,631,274	13,653,491
3.000%, 03/01/43	28,029,857	28,064,767
3.000%, 04/01/43	19,218,533	19,240,930
3.000%, 05/01/43	26,581,638	26,611,572
3.000%, 06/01/43	3,345,072	3,348,106
3.500%, 01/01/42	265,318	273,730
3.500%, 04/01/42	90,941	94,310
3.500%, 06/01/42	1,169,413	1,210,246
3.500%, 10/01/42	463,502	480,674
3.500%, 12/01/42	239,415	248,253
3.500%, 01/01/43	1,473,690	1,528,269
3.500%, 02/01/43	2,293,122	2,371,537
3.500%, 03/01/43	5,625,200	5,825,198
3.500%, 04/01/43	94,776	98,281
3.500%, 07/01/43	16,987,814	17,593,217
3.500%, 08/01/43	11,240,010	11,627,331

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, 09/01/43	209,774	217,147
3.500%, 10/01/43	220,875	229,052
3.500%, 11/01/43	2,025,811	2,090,044
3.500%, 01/01/44	2,511,008	2,600,299
3.500%, 06/01/44	518,344	536,650
3.500%, 07/01/44	437,409	453,055
3.500%, 08/01/44	3,289,721	3,406,987
3.500%, 09/01/44	898,804	931,819
3.500%, TBA (a)	43,425,000	44,751,499
4.000%, 06/01/39	1,611,120	1,707,099
4.000%, 12/01/39	160,323	169,957
4.000%, 05/01/42	1,006,310	1,078,204
4.000%, 07/01/42	4,345,794	4,656,261
4.000%, 09/01/42	400,945	426,896
4.000%, 12/01/42	1,828,296	1,947,555
4.000%, 11/01/43	5,743,052	6,153,474
4.000%, 01/01/44	4,120,287	4,414,723
4.000%, 02/01/44	3,737,925	4,006,486
4.000%, 05/01/44	8,149,326	8,720,016
4.000%, 07/01/44	441,420	468,123
4.000%, 12/01/44	3,078,515	3,291,592
4.000%, 01/01/45	594,844	636,117
4.000%, 02/01/45	205,010	219,742
4.000%, 03/01/45	1,785,317	1,900,175
4.000%, 04/01/45	1,199,898	1,283,152
4.000%, 05/01/45	1,462,261	1,555,517
4.000%, TBA (a)	152,576,000	161,599,485
4.500%, 08/01/39	3,767,179	4,076,741
4.500%, 11/01/39	494,659	534,781
4.500%, 01/01/40	73,424	80,271
4.500%, 04/01/40	182,771	199,534
4.500%, 05/01/40	467,253	509,023
4.500%, 06/01/40	508,823	553,700
4.500%, 07/01/40	980,517	1,062,476
4.500%, 08/01/40	6,543,785	7,087,426
4.500%, 11/01/40	1,926,916	2,087,084
4.500%, 07/01/41	522,912	566,470
4.500%, 08/01/41	276,781	300,112
4.500%, 09/01/41	1,398,019	1,517,155
4.500%, 10/01/41	9,484,355	10,280,722
4.500%, 01/01/42	379,172	410,822
4.500%, 06/01/42	256,003	276,779
4.500%, 08/01/42	1,930,325	2,093,700
4.500%, 09/01/42	6,582,776	7,123,726
4.500%, 08/01/43	385,900	417,987
4.500%, 09/01/43	26,520,366	28,727,725
4.500%, 10/01/43	4,181,665	4,529,018
4.500%, 12/01/43	3,964,644	4,293,925
4.500%, 01/01/44	6,918,497	7,564,258
4.500%, 02/01/44	1,302,586	1,410,089
4.500%, 03/01/44	5,628,455	6,089,748
5.000%, 11/01/32	16,872	18,670
5.000%, 03/01/33	15,366	17,039
5.000%, 04/01/33	729,140	808,727
5.000%, 06/01/33	1,486,524	1,640,205

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 07/01/33	11,116,110	$12,320,763
5.000%, 08/01/33	19,417,587	21,513,851
5.000%, 09/01/33	16,498,838	18,276,660
5.000%, 11/01/33	687,337	762,405
5.000%, 12/01/33	277,034	307,291
5.000%, 02/01/34	109,187	121,109
5.000%, 03/01/34	83,638	92,781
5.000%, 04/01/34	29,391	32,605
5.000%, 06/01/34	50,392	55,833
5.000%, 07/01/34	5,306,491	5,885,229
5.000%, 10/01/34	2,188,795	2,425,673
5.000%, 12/01/34	78,576	87,163
5.000%, 04/01/35	9,145	10,144
5.000%, 07/01/35	1,276,752	1,416,442
5.000%, 09/01/35	11,707	12,985
5.000%, 10/01/35	4,105,025	4,553,366
5.000%, 12/01/35	1,271,874	1,410,685
5.000%, 08/01/36	1,173,825	1,301,850
5.000%, 07/01/37	639,523	709,424
5.000%, 04/01/41	99,648	110,336
5.000%, 07/01/41	781,460	869,390
5.000%, 08/01/41	902,869	1,000,579
5.000%, 01/01/42	314,103	347,906
5.500%, 11/01/32	2,421,132	2,730,618
5.500%, 12/01/32	386,706	436,016
5.500%, 01/01/33	1,493,965	1,682,743
5.500%, 12/01/33	507,145	572,038
5.500%, 05/01/34	3,920,571	4,422,033
5.500%, 08/01/37	4,170,389	4,702,066
5.500%, 02/01/38	632,797	719,328
5.500%, 03/01/38	434,308	492,847
5.500%, 04/01/38	550,299	619,495
5.500%, 06/01/38	490,678	554,131
5.500%, 12/01/38	534,967	599,777
5.500%, 08/01/39	565,151	634,590
5.500%, 03/01/40	614,365	689,586
5.500%, 04/01/40	202,471	227,387
5.500%, 04/01/41	632,773	711,586
6.000%, 02/01/34	430,928	492,968
6.000%, 08/01/34	332,885	380,613
6.000%, 04/01/35	5,112,117	5,848,629
6.000%, 06/01/36	824,322	944,928
6.000%, 02/01/38	1,057,182	1,209,827
6.000%, 03/01/38	403,293	461,512
6.000%, 05/01/38	1,283,339	1,472,206
6.000%, 10/01/38	1,595,250	1,816,830
6.000%, 12/01/38	498,664	569,300
6.000%, 04/01/40	5,093,990	5,787,657
6.000%, 09/01/40	531,429	602,598
6.000%, 06/01/41	1,086,539	1,235,342
6.000%, TBA (a)	4,400,000	4,997,330
6.500%, 05/01/40	7,701,362	8,844,335
Fannie Mae ARM Pool 2.973%, 03/01/41 (b)	586,534	628,223
3.129%, 03/01/41 (b)	902,692	960,535

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 3.163%, 12/01/40 (b)	1,549,563	1,640,413
3.356%, 06/01/41 (b)	2,976,192	3,147,616
3.518%, 09/01/41 (b)	2,232,081	2,361,424
4.914%, 08/01/38 (b)	947,359	1,015,640
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	207,551	222,999
Fannie Mae-ACES 0.245%, 08/25/24 (b) (c)	118,092,770	1,419,003
2.723%, 10/25/24	3,007,000	2,968,829
3.021%, 08/25/24 (b)	890,000	895,682
Freddie Mac 15 Yr. Gold Pool 2.500%, TBA (a)	19,100,000	19,320,844
3.000%, TBA (a)	11,100,000	11,491,275
Freddie Mac 30 Yr. Gold Pool 3.000%, 01/01/43	2,599,809	2,592,691
3.000%, 03/01/43	5,901,285	5,884,106
3.000%, 04/01/43	24,465,626	24,389,945
3.000%, 07/01/43	16,868,772	16,812,725
3.000%, 08/01/43	10,355,976	10,326,321
3.500%, 04/01/42	2,716,371	2,806,127
3.500%, 08/01/42	1,762,358	1,822,766
3.500%, 02/01/43	551,899	571,018
3.500%, 07/01/43	3,894,765	4,029,704
3.500%, 12/01/43	2,412,229	2,495,944
3.500%, 01/01/44	752,856	778,642
3.500%, 04/01/44	208,776	215,697
3.500%, 05/01/44	812,872	840,126
3.500%, 06/01/44	235,310	243,094
3.500%, 07/01/44	163,307	168,963
3.500%, 08/01/44	761,807	787,056
3.500%, 09/01/44	1,337,534	1,382,528
3.500%, TBA (a)	47,900,000	49,277,125
4.000%, 10/01/40	248,940	265,319
4.000%, 11/01/40	1,194,376	1,269,567
4.000%, 10/01/41	1,073,272	1,143,971
4.000%, 09/01/43	650,802	694,459
4.000%, 04/01/44	1,402,851	1,495,298
4.000%, 08/01/44	5,380,640	5,747,664
4.000%, 01/01/45	16,069,582	17,028,076
4.000%, 02/01/45	495,534	524,930
4.000%, TBA (a)	39,470,000	41,650,863
4.500%, 02/01/39	2,796,399	3,020,809
4.500%, 07/01/40	184,628	199,860
4.500%, 05/01/42	94,723	102,458
4.500%, 09/01/43	2,558,350	2,770,832
4.500%, 10/01/43	1,787,319	1,932,882
4.500%, 11/01/43	4,470,770	4,829,121
4.500%, 04/01/44	1,692,583	1,830,234
4.500%, 07/01/44	1,554,518	1,680,653
4.500%, 10/01/44	1,032,230	1,119,826
4.500%, TBA (a)	16,300,000	17,601,708
5.000%, 10/01/41	1,353,234	1,498,261
5.000%, 11/01/41	12,591,544	13,938,340
5.000%, TBA (a)	13,200,000	14,534,438
5.500%, 09/01/39	405,522	454,330

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 01/01/40	513,745	$575,771
5.500%, 07/01/40	746,393	836,691
5.500%, 06/01/41	5,785,448	6,472,811
5.500%, TBA (a)	2,300,000	2,577,617
Freddie Mac ARM Non-Gold Pool 3.013%, 02/01/41 (b)	1,165,331	1,246,959
Freddie Mac Multifamily Structured Pass-Through Certificates 3.023%, 01/25/25	1,890,000	1,901,629
Ginnie Mae (CMO) 0.825%, 08/16/41 (c)	7,993,361	192,478
0.929%, 02/16/53 (b) (c)	25,521,984	1,732,943
1.000%, 02/16/39 (c)	9,895,172	217,316
Ginnie Mae I 30 Yr. Pool 3.500%, 02/15/42	369,929	384,285
3.500%, 04/15/42	613,352	641,278
3.500%, 05/15/42	513,058	536,436
3.500%, 08/15/42	792,327	828,211
3.500%, 11/15/42	592,665	615,665
3.500%, 12/15/42	1,702,627	1,779,810
3.500%, 01/15/43	732,641	761,073
3.500%, 02/15/43	1,189,049	1,238,279
3.500%, 03/15/43	566,127	588,096
3.500%, 04/15/43	2,250,555	2,352,758
3.500%, 05/15/43	4,097,936	4,270,707
3.500%, 06/15/43	1,057,796	1,105,838
3.500%, 07/15/43	3,413,081	3,568,082
4.000%, 12/15/41	27,376	29,165
4.000%, 05/15/42	151,716	161,625
4.500%, 02/15/42	24,216,809	26,338,047
5.000%, 12/15/38	656,757	727,740
5.000%, 07/15/39	1,737,204	1,926,091
5.000%, 12/15/40	2,246,995	2,492,687
5.000%, TBA (a)	26,700,000	29,544,575
5.500%, 04/15/33	54,826	63,265
5.500%, TBA (a)	12,500,000	14,076,173
6.500%, 04/15/33	53,290	60,792
8.000%, 11/15/29	5,931	6,033
8.500%, 01/15/17	1,512	1,518
8.500%, 05/15/17	339	341
8.500%, 11/15/21	2,602	2,614
8.500%, 05/15/22	1,172	1,231
9.000%, 10/15/16	821	824
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	57,705,000	58,250,491
3.500%, 10/20/42	766,785	798,100
3.500%, 01/20/43	680,017	707,824
3.500%, 04/20/43	590,082	614,242
3.500%, 05/20/45 (d)	58,381,984	60,905,814
3.500%, TBA (a)	16,270,000	16,885,847
4.000%, 09/20/40	216,238	231,703
4.000%, 10/20/40	404,969	433,932
4.000%, 12/20/40	5,736,269	6,146,514
4.000%, 01/20/41	4,288,403	4,595,102
4.000%, 02/20/41	76,070	81,503

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.000%, 07/20/43	402,680	428,754
4.000%, 08/20/44	1,356,144	1,457,019
4.000%, 12/20/44 (d)	32,434,858	34,377,945
4.000%, TBA (a)	22,560,000	23,907,874
4.500%, 05/20/41	24,700,430	26,952,350
4.500%, 06/20/41	2,413,722	2,633,786
4.500%, 07/20/41	1,491,133	1,627,083
4.500%, TBA (a)	1,880,000	2,027,169
5.000%, 10/20/33	1,756,076	1,963,852
5.000%, 10/20/39	737,472	821,347

		1,495,460,390

U.S. Treasury—16.4%
U.S. Treasury Bonds 3.000%, 05/15/45 (e) (f)	112,303,600	110,057,528
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (g) (h)	127,938,284	125,489,417
U.S. Treasury Notes 0.625%, 05/31/17 (e)	3,025,000	3,024,528
0.625%, 06/30/17	5,100,000	5,098,006
1.125%, 06/15/18 (e)	140,445,000	140,971,669
1.625%, 06/30/20	206,240,000	206,207,765
1.625%, 11/15/22	200	193
1.875%, 05/31/22	31,405,000	31,056,593
2.125%, 06/30/22	30,815,000	30,945,008
2.125%, 05/15/25	24,163,700	23,725,733

		676,576,440

Total U.S. Treasury & Government Agencies (Cost $2,169,338,153)		2,172,036,830

Corporate Bonds & Notes—29.3%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 3.750%, 02/15/23	1,260,000	1,246,975
4.000%, 03/15/22	1,553,000	1,588,520
Omnicom Group, Inc. 3.650%, 11/01/24	793,000	778,729

		3,614,224

Aerospace/Defense—0.3%
Boeing Co. (The) 2.350%, 10/30/21	893,000	893,420
Harris Corp. 2.700%, 04/27/20	747,000	737,458
Lockheed Martin Corp. 2.900%, 03/01/25	604,000	580,201
3.600%, 03/01/35	1,185,000	1,095,937
4.070%, 12/15/42	1,163,000	1,098,908
Northrop Grumman Corp. 3.850%, 04/15/45	2,639,000	2,321,993
Raytheon Co. 3.150%, 12/15/24	627,000	621,855

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
United Technologies Corp. 1.778%, 05/04/18 (b)	5,131,000	$5,146,778
4.150%, 05/15/45	1,371,000	1,309,118

		13,805,668

Agriculture—0.4%
Altria Group, Inc. 2.625%, 01/14/20	1,781,000	1,774,077
2.850%, 08/09/22	1,288,000	1,238,040
4.250%, 08/09/42	754,000	669,176
Lorillard Tobacco Co. 3.750%, 05/20/23	625,000	607,455
Philip Morris International, Inc. 1.125%, 08/21/17	3,536,000	3,529,724
4.125%, 03/04/43	1,194,000	1,101,577
4.875%, 11/15/43	1,811,000	1,873,740
Reynolds American, Inc. 2.300%, 06/12/18	1,397,000	1,407,444
3.250%, 06/12/20	1,101,000	1,115,205
3.250%, 11/01/22	1,789,000	1,723,086
4.450%, 06/12/25	1,731,000	1,763,579
4.750%, 11/01/42	1,194,000	1,083,176

		17,886,279

Airlines—0.3%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (e)	2,214,000	2,142,045
American Airlines Pass-Through Trust 3.375%, 11/01/28	5,147,000	5,082,662
Southwest Airlines Co. 2.750%, 11/06/19 (e)	1,091,000	1,106,930
Turkish Airlines Pass-Through Trust 4.200%, 09/15/28 (144A)	1,369,000	1,362,155
United Airlines Pass-Through Trust 4.750%, 10/11/23	443,000	450,753

		10,144,545

Auto Manufacturers—1.4%
Daimler Finance North America LLC 2.250%, 03/02/20 (144A) (e)	8,377,000	8,275,605
2.450%, 05/18/20 (144A)	3,793,000	3,768,501
Ford Motor Credit Co. LLC 1.724%, 12/06/17	12,240,000	12,176,450
2.145%, 01/09/18	2,792,000	2,803,495
4.250%, 09/20/22	2,143,000	2,231,799
General Motors Financial Co., Inc. 2.625%, 07/10/17	8,090,000	8,178,035
2.750%, 05/15/16	4,123,000	4,172,262
3.450%, 04/10/22 (e)	2,232,000	2,187,027
4.000%, 01/15/25	3,618,000	3,550,090
4.750%, 08/15/17	5,115,000	5,397,931
Toyota Motor Credit Corp. 2.750%, 05/17/21 (e)	3,370,000	3,419,027

		56,160,222

Auto Parts & Equipment—0.2%
BorgWarner, Inc. 3.375%, 03/15/25 (e)	1,651,000	1,624,567
Samvardhana Motherson Automotive Systems Group B.V. 4.125%, 07/15/21 (EUR)	103,000	115,863
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (i)	100,000	117,444
6.750%, 11/15/22 (144A) (i)	3,850,000	4,153,188

		6,011,062

Banks—7.2%
Abbey National Treasury Services plc 2.375%, 03/16/20 (e)	5,417,000	5,398,604
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (b)	200,000	223,249
Bank of America Corp. 2.250%, 04/21/20 (e)	9,271,000	9,102,268
2.600%, 01/15/19	3,914,000	3,956,623
3.300%, 01/11/23	4,354,000	4,287,980
3.950%, 04/21/25	5,283,000	5,088,533
4.000%, 04/01/24	2,113,000	2,150,136
4.000%, 01/22/25	4,046,000	3,941,994
4.875%, 04/01/44	515,000	523,098
6.100%, 03/17/25 (b) (e)	1,313,000	1,296,588
Bank of Ireland 4.250%, 06/11/24 (EUR) (b)	100,000	111,495
Bank of New York Mellon Corp. (The) 2.100%, 01/15/19	4,043,000	4,054,834
3.000%, 02/24/25	3,311,000	3,207,813
Bank of Nova Scotia (The) 1.300%, 07/21/17 (e)	10,924,000	10,926,239
2.800%, 07/21/21	5,244,000	5,274,871
Bankia S.A. 4.000%, 05/22/24 (EUR) (b)	200,000	216,510
Barclays plc 2.750%, 11/08/19	4,095,000	4,065,500
2.875%, 06/08/20 (144A)	3,730,000	3,703,577
3.650%, 03/16/25	2,075,000	1,962,531
BB&T Corp. 2.450%, 01/15/20	2,493,000	2,498,584
Branch Banking & Trust Co. 2.300%, 10/15/18 (e)	2,160,000	2,192,942
Capital One Financial Corp. 5.550%, 06/01/20 (b) (e)	2,044,000	2,026,115
Capital One N.A. 2.950%, 07/23/21	6,230,000	6,140,936
Citigroup, Inc. 1.800%, 02/05/18	3,914,000	3,904,567
2.400%, 02/18/20 (e)	6,679,000	6,596,301
2.500%, 09/26/18	5,055,000	5,111,929
2.500%, 07/29/19 (e)	6,938,000	6,948,178
3.500%, 05/15/23	2,479,000	2,420,320
3.875%, 03/26/25	2,643,000	2,531,743
5.900%, 02/15/23 (b) (e)	1,100,000	1,083,500
5.950%, 05/15/25 (b)	1,750,000	1,689,100

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Commonwealth Bank of Australia 2.300%, 03/12/20 (e)	5,501,000	$5,495,686
Credit Suisse 3.000%, 10/29/21	2,270,000	2,252,299
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20 (144A)	4,324,000	4,269,747
4.875%, 05/15/45 (144A)	3,082,000	2,965,417
Deutsche Bank AG 1.875%, 02/13/18	2,408,000	2,400,632
Discover Bank 3.100%, 06/04/20	4,018,000	4,014,002
7.000%, 04/15/20	1,678,000	1,952,924
Goldman Sachs Group, Inc. (The) 2.550%, 10/23/19	9,416,000	9,438,071
2.600%, 04/23/20	2,887,000	2,872,533
2.625%, 01/31/19	6,271,000	6,348,610
3.500%, 01/23/25	1,752,000	1,699,079
3.625%, 02/07/16	3,625,000	3,683,721
3.750%, 05/22/25	8,212,000	8,103,946
4.800%, 07/08/44	1,035,000	1,021,682
5.375%, 05/10/20 (b)	1,903,000	1,879,974
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A) (e)	13,340,000	13,500,080
HSBC USA, Inc. 2.350%, 03/05/20	10,469,000	10,383,395
HSH Nordbank AG 0.791%, 02/14/17 (EUR) (b)	100,000	81,261
JPMorgan Chase & Co. 1.350%, 02/15/17	6,313,000	6,318,511
2.200%, 10/22/19 (e)	2,422,000	2,400,660
2.250%, 01/23/20	7,320,000	7,193,247
2.350%, 01/28/19 (e)	6,797,000	6,823,189
2.750%, 06/23/20 (e)	7,195,000	7,202,670
3.875%, 09/10/24	5,446,000	5,358,352
5.300%, 05/01/20 (b)	2,400,000	2,382,240
KeyBank N.A. 2.250%, 03/16/20	1,833,000	1,817,445
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	4,092,000	4,090,146
Morgan Stanley 2.800%, 06/16/20	9,762,000	9,772,377
3.700%, 10/23/24	3,557,000	3,542,598
3.750%, 02/25/23	7,108,000	7,187,183
4.300%, 01/27/45	4,789,000	4,474,827
Novo Banco S.A. 4.000%, 01/21/19 (EUR)	200,000	221,868
Royal Bank of Canada 2.150%, 03/06/20 (e)	5,263,000	5,254,442
Societe Generale S.A. 4.250%, 04/14/25 (144A) (e)	949,000	892,307
Standard Chartered plc 2.250%, 04/17/20 (144A) (e)	3,804,000	3,736,327
State Street Capital Trust IV 1.286%, 06/01/77 (b)	500,000	436,250
Swedbank AB 2.200%, 03/04/20 (144A)	7,675,000	7,623,746
5.500%, 03/17/20 (b)	200,000	195,688

Banks—(Continued)
U.S. Bancorp 2.950%, 07/15/22	4,098,000	4,033,608
Wells Fargo & Co. 1.500%, 07/01/15	3,485,000	3,485,000
3.000%, 02/19/25	2,792,000	2,674,007
3.300%, 09/09/24 (e)	1,734,000	1,707,400
3.900%, 05/01/45	3,775,000	3,397,323

		297,221,128

Beverages—0.0%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	909,000	802,560
Molson Coors Brewing Co. 5.000%, 05/01/42	642,000	624,994

		1,427,554

Biotechnology—0.4%
Amgen, Inc. 2.125%, 05/01/20 (e)	2,559,000	2,505,755
3.125%, 05/01/25	2,718,000	2,571,611
4.400%, 05/01/45	1,350,000	1,244,009
5.650%, 06/15/42	2,100,000	2,334,190
Celgene Corp. 2.250%, 05/15/19	2,171,000	2,175,233
3.250%, 08/15/22 (e)	2,205,000	2,180,584
Gilead Sciences, Inc. 2.350%, 02/01/20	623,000	625,233
4.500%, 02/01/45	1,340,000	1,334,836

		14,971,451

Building Materials—0.0%
Cemex Finance LLC 5.250%, 04/01/21 (EUR)	100,000	114,289

Chemicals—0.3%
Agrium, Inc. 3.150%, 10/01/22	1,467,000	1,422,356
4.125%, 03/15/35	1,221,000	1,091,788
Dow Chemical Co. (The) 4.375%, 11/15/42	768,000	699,652
4.625%, 10/01/44	1,038,000	968,884
Eastman Chemical Co. 4.800%, 09/01/42	1,307,000	1,253,623
Ecolab, Inc. 2.250%, 01/12/20 (e)	1,687,000	1,670,041
INEOS Group Holdings S.A. 5.750%, 02/15/19 (EUR)	100,000	112,600
LYB International Finance B.V. 4.000%, 07/15/23	2,673,000	2,735,409
Monsanto Co. 3.600%, 07/15/42	1,906,000	1,513,175
Sherwin-Williams Co. (The) 4.000%, 12/15/42	597,000	553,908

		12,021,436

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—0.0%
Peabody Energy Corp. 6.000%, 11/15/18 (e)	497,000	$238,560

Commercial Services—0.4%
EC Finance plc 5.125%, 07/15/21 (EUR)	100,000	115,916
MasterCard, Inc. 3.375%, 04/01/24	2,416,000	2,466,156
Moody’s Corp. 4.500%, 09/01/22 (e)	1,763,000	1,877,907
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	250,000	297,687
United Rentals North America, Inc. 7.625%, 04/15/22	8,490,000	9,190,425
Verisure Holding AB 8.750%, 12/01/18 (EUR)	230,000	271,544

		14,219,635

Computers—0.6%
Apple, Inc. 2.000%, 05/06/20 (e)	13,202,000	13,125,481
2.100%, 05/06/19 (e)	5,631,000	5,687,682
3.450%, 02/09/45 (e)	1,087,000	921,258
Hewlett-Packard Co. 3.750%, 12/01/20	4,709,000	4,852,653

		24,587,074

Distribution/Wholesale—0.1%
Rexel S.A. 5.125%, 06/15/20 (EUR)	1,904,000	2,244,197

Diversified Financial Services—1.2%
Air Lease Corp. 3.750%, 02/01/22	2,584,000	2,582,450
Ally Financial, Inc. 4.125%, 02/13/22	4,080,000	3,937,200
5.125%, 09/30/24 (e)	4,165,000	4,175,412
American Express Credit Corp. 1.125%, 06/05/17	7,361,000	7,333,286
2.250%, 08/15/19	4,224,000	4,231,113
2.375%, 05/26/20	5,875,000	5,832,859
Discover Financial Services 3.750%, 03/04/25	1,498,000	1,430,334
3.850%, 11/21/22	2,626,000	2,607,345
General Electric Capital Corp. 3.100%, 01/09/23	5,102,000	5,087,939
3.150%, 09/07/22 (e)	3,301,000	3,314,306
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 3.500%, 03/15/17	1,030,000	1,036,438
4.875%, 03/15/19	1,405,000	1,415,537
6.000%, 08/01/20	1,660,000	1,713,950
Jefferies Group LLC 6.500%, 01/20/43	675,000	659,481
MassMutual Global Funding II 2.350%, 04/09/19 (144A)	4,407,000	4,451,868

Diversified Financial Services—(Continued)
Synchrony Financial 2.700%, 02/03/20	1,123,000	1,109,316

		50,918,834

Electric—1.7%
Alabama Power Co. 2.800%, 04/01/25	511,000	489,801
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	1,184,000	1,178,816
3.500%, 02/01/25	1,136,000	1,131,256
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,052,000	1,082,065
CMS Energy Corp. 3.875%, 03/01/24 (e)	3,689,000	3,750,865
Commonwealth Edison Co. 4.700%, 01/15/44	1,556,000	1,637,614
Consumers Energy Co. 3.950%, 05/15/43 (e)	959,000	914,744
Dominion Resources, Inc. 1.950%, 08/15/16	2,454,000	2,472,979
2.500%, 12/01/19 (e)	2,774,000	2,782,292
DTE Electric Co. 3.950%, 06/15/42	1,189,000	1,129,620
DTE Energy Co. 2.400%, 12/01/19	848,000	847,930
3.500%, 06/01/24	3,084,000	3,088,253
Duke Energy Carolinas LLC 3.750%, 06/01/45	1,189,000	1,084,297
4.250%, 12/15/41	1,999,000	1,966,676
Duke Energy Corp. 3.750%, 04/15/24	724,000	737,692
Duke Energy Florida, Inc. 3.850%, 11/15/42	1,189,000	1,099,157
Entergy Arkansas, Inc. 3.700%, 06/01/24 (e)	4,116,000	4,296,367
Exelon Corp. 2.850%, 06/15/20	959,000	964,565
Florida Power & Light Co. 3.800%, 12/15/42	929,000	866,860
Georgia Power Co. 3.000%, 04/15/16	4,799,000	4,883,650
NiSource Finance Corp. 3.850%, 02/15/23	2,099,000	2,159,842
Pacific Gas & Electric Co. 4.300%, 03/15/45	899,000	863,474
4.750%, 02/15/44	1,270,000	1,309,308
PacifiCorp. 3.350%, 07/01/25	3,804,000	3,806,655
3.600%, 04/01/24	5,367,000	5,540,944
4.100%, 02/01/42	2,382,000	2,280,200
PG&E Corp. 2.400%, 03/01/19	1,752,000	1,754,274
Progress Energy, Inc. 4.875%, 12/01/19	439,000	479,393

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado 2.500%, 03/15/23	2,255,000	$2,165,765
Puget Sound Energy, Inc. 4.300%, 05/20/45	2,548,000	2,533,734
Southern California Edison Co. 1.250%, 11/01/17	1,158,000	1,156,945
Southern Co. (The) 1.950%, 09/01/16	2,372,000	2,398,915
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A) (e)	3,640,000	3,615,765
Virginia Electric & Power Co. 3.450%, 02/15/24	733,000	742,505
4.200%, 05/15/45 (e)	2,009,000	1,941,377
4.450%, 02/15/44	929,000	932,914

		70,087,509

Electronics—0.1%
Thermo Fisher Scientific, Inc. 3.300%, 02/15/22	1,793,000	1,771,810
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	306,000	352,231

		2,124,041

Energy-Alternate Sources—0.0%
CE Energy A/S 7.000%, 02/01/21 (EUR)	200,000	229,659

Engineering & Construction—0.0%
Abengoa Finance S.A.U. 6.000%, 03/31/21 (EUR)	100,000	103,126
Obrascon Huarte Lain S.A. 5.500%, 03/15/23 (EUR)	200,000	182,835

		285,961

Entertainment—0.0%
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	90,000	148,130
Intralot Capital Luxembourg S.A. 6.000%, 05/15/21 (EUR)	100,000	95,097
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	310,000	360,027
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	150,000	249,838

		853,092

Environmental Control—0.1%
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (i)	107,110	127,681
Republic Services, Inc. 3.200%, 03/15/25 (e)	2,695,000	2,592,067
Waste Management, Inc. 3.125%, 03/01/25 (e)	1,229,000	1,192,323
3.900%, 03/01/35	1,365,000	1,251,575

		5,163,646

Food—0.0%
Bakkavor Finance 2 plc 8.750%, 06/15/20 (GBP)	180,000	310,010
Boparan Finance plc 5.500%, 07/15/21 (GBP)	100,000	142,630
Kraft Foods Group, Inc. 6.875%, 01/26/39	717,000	878,621

		1,331,261

Forest Products & Paper—0.1%
International Paper Co. 3.650%, 06/15/24 (e)	1,439,000	1,418,290
4.800%, 06/15/44	982,000	910,613

		2,328,903

Gas—0.0%
Sempra Energy 2.875%, 10/01/22	961,000	931,765

Healthcare-Products—0.7%
3AB Optique Developpement SAS 5.625%, 04/15/19 (EUR)	100,000	105,353
Baxter International, Inc. 2.400%, 08/15/22	1,918,000	1,817,407
Becton Dickinson & Co. 1.450%, 05/15/17	1,925,000	1,923,591
1.800%, 12/15/17	894,000	894,109
2.675%, 12/15/19	2,847,000	2,849,152
3.125%, 11/08/21	1,360,000	1,348,244
4.685%, 12/15/44	388,000	375,445
Boston Scientific Corp. 2.650%, 10/01/18	1,980,000	2,008,522
2.850%, 05/15/20	2,398,000	2,381,082
3.850%, 05/15/25	2,691,000	2,610,945
IDH Finance plc 6.000%, 12/01/18 (GBP)	209,000	332,332
Medtronic, Inc. 2.500%, 03/15/20 (144A)	1,850,000	1,853,089
3.125%, 03/15/22	1,759,000	1,782,453
3.625%, 03/15/24 (e)	2,186,000	2,240,967
4.625%, 03/15/44	2,607,000	2,628,031
4.625%, 03/15/45 (144A)	1,542,000	1,561,042
Zimmer Biomet Holdings Inc. 3.550%, 04/01/25	940,000	908,216
4.250%, 08/15/35	2,205,000	2,037,998

		29,657,978

Healthcare-Services—1.0%
Aetna, Inc. 4.125%, 11/15/42	818,000	724,858
4.500%, 05/15/42	1,658,000	1,542,270
Anthem, Inc. 1.875%, 01/15/18	6,107,000	6,096,368
2.300%, 07/15/18	8,125,000	8,173,336
3.300%, 01/15/23	3,859,000	3,708,869
4.650%, 08/15/44	1,078,000	985,987

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Care UK Health & Social Care plc 5.572%, 07/15/19 (GBP) (b)	100,000	$152,411
Cigna Corp. 3.250%, 04/15/25	3,971,000	3,809,063
HCA, Inc. 5.250%, 04/15/25	4,165,000	4,331,600
5.375%, 02/01/25	4,080,000	4,146,504
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,674,000	1,661,027
Roche Holdings, Inc. 2.875%, 09/29/21 (144A)	1,820,000	1,835,000
UnitedHealth Group, Inc. 2.875%, 12/15/21	2,103,000	2,102,771
3.950%, 10/15/42	2,580,000	2,334,356

		41,604,420

Household Products/Wares—0.1%
Kimberly-Clark Corp. 1.900%, 05/22/19	4,235,000	4,225,243
2.650%, 03/01/25 (e)	881,000	851,600

		5,076,843

Housewares—0.1%
Newell Rubbermaid, Inc. 2.875%, 12/01/19	4,141,000	4,185,280

Insurance—0.7%
Aflac, Inc. 3.625%, 06/15/23	1,314,000	1,327,877
Allstate Corp. (The) 3.150%, 06/15/23	1,322,000	1,323,695
American International Group, Inc. 3.375%, 08/15/20	2,382,000	2,465,532
3.875%, 01/15/35	1,325,000	1,196,784
4.375%, 01/15/55	1,256,000	1,118,639
4.500%, 07/16/44	1,681,000	1,599,043
Aon plc 4.750%, 05/15/45	473,000	455,919
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	1,172,000	1,134,316
Lincoln National Corp. 3.350%, 03/09/25 (e)	683,000	662,520
Loews Corp. 2.625%, 05/15/23	1,322,000	1,264,058
Manulife Financial Corp. 3.400%, 09/17/15	1,675,000	1,683,576
Prudential Financial, Inc. 4.500%, 11/15/20	2,851,000	3,118,615
4.600%, 05/15/44 (e)	3,384,000	3,271,807
4.750%, 09/17/15	4,775,000	4,811,944
Travelers Cos., Inc. (The) 4.600%, 08/01/43	2,094,000	2,166,771
XLIT, Ltd. 2.300%, 12/15/18 (e)	2,095,000	2,109,112

		29,710,208

Internet—0.1%
Amazon.com, Inc. 2.600%, 12/05/19	2,869,000	2,886,971

Iron/Steel—0.0%
Nucor Corp. 5.200%, 08/01/43	953,000	975,058

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	100,000	107,594

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 4.750%, 05/15/64	2,619,000	2,563,616

Machinery-Diversified—0.1%
John Deere Capital Corp. 3.350%, 06/12/24 (e)	2,803,000	2,856,952
Rockwell Automation, Inc. 2.875%, 03/01/25	1,929,000	1,870,750

		4,727,702

Media—1.4%
21st Century Fox America, Inc. 3.700%, 09/15/24	1,195,000	1,203,923
4.750%, 09/15/44	836,000	817,417
CBS Corp. 2.300%, 08/15/19	2,197,000	2,171,308
Comcast Cable Communications LLC 8.500%, 05/01/27	2,012,000	2,763,160
Comcast Corp. 3.375%, 08/15/25 (e)	2,161,000	2,132,490
4.400%, 08/15/35	3,336,000	3,312,555
4.600%, 08/15/45	1,075,000	1,065,772
4.750%, 03/01/44	2,162,000	2,194,741
COX Communications, Inc. 8.375%, 03/01/39 (144A)	294,000	374,792
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.600%, 02/15/21	4,511,000	4,805,776
5.150%, 03/15/42	1,348,000	1,268,201
6.375%, 03/01/41	1,091,000	1,173,583
Discovery Communications LLC 3.450%, 03/15/25	1,476,000	1,384,996
NBCUniversal Enterprise, Inc. 5.250%, 03/29/49 (144A)	4,585,000	4,877,294
NBCUniversal Media LLC 4.375%, 04/01/21	1,915,000	2,074,091
4.450%, 01/15/43	1,601,000	1,538,715
Numericable-SFR 5.375%, 05/15/22 (EUR)	200,000	226,315
Scripps Networks Interactive, Inc. 2.750%, 11/15/19 (e)	3,003,000	3,009,409
Time Warner Cable, Inc. 4.000%, 09/01/21 (e)	532,000	546,170
4.125%, 02/15/21	3,796,000	3,919,161

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Cable, Inc. 5.000%, 02/01/20	1,822,000	$1,967,055
5.500%, 09/01/41	2,636,000	2,458,510
Time Warner, Inc. 2.100%, 06/01/19	4,602,000	4,571,765
3.600%, 07/15/25	2,528,000	2,458,938
4.650%, 06/01/44	1,934,000	1,838,555
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.000%, 01/15/25 (EUR)	105,000	119,400
Viacom, Inc. 2.750%, 12/15/19	1,745,000	1,744,860
4.500%, 03/01/21	1,881,000	1,989,874
Ziggo Bond Finance B.V. 4.625%, 01/15/25 (EUR)	100,000	110,370

		58,119,196

Metal Fabricate/Hardware—0.0%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	230,000	249,749

Mining—0.1%
Constellium NV 4.625%, 05/15/21 (EUR)	100,000	102,009
Freeport-McMoRan, Inc. 4.000%, 11/14/21 (e)	2,801,000	2,750,512
5.400%, 11/14/34	1,372,000	1,183,551
Newmont Mining Corp. 3.500%, 03/15/22 (e)	1,835,000	1,751,216

		5,787,288

Miscellaneous Manufacturing—0.2%
Eaton Corp. 2.750%, 11/02/22	2,927,000	2,846,882
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	100,000	102,580
GCL Holdings SCA 9.375%, 04/15/18 (EUR)	220,000	255,710
General Electric Co. 4.500%, 03/11/44	3,130,000	3,178,797
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,627,000	1,619,901

		8,003,870

Oil & Gas—1.9%
Anadarko Petroleum Corp. 4.500%, 07/15/44 (e)	1,279,000	1,175,465
7.950%, 06/15/39	1,278,000	1,672,645
BP Capital Markets plc 2.237%, 05/10/19 (e)	4,231,000	4,262,936
Chevron Corp. 1.961%, 03/03/20 (e)	4,797,000	4,757,669
2.193%, 11/15/19	904,000	909,016

Oil & Gas—(Continued)
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 2.450%, 05/01/20 (144A)	2,774,000	2,756,274
Continental Resources, Inc. 3.800%, 06/01/24 (e)	1,385,000	1,264,227
4.900%, 06/01/44 (e)	1,586,000	1,335,740
Devon Energy Corp. 5.600%, 07/15/41	1,312,000	1,373,604
Ensco plc 5.750%, 10/01/44	438,000	390,331
EOG Resources, Inc. 2.450%, 04/01/20	6,089,000	6,131,276
3.900%, 04/01/35	2,581,000	2,443,298
Exxon Mobil Corp. 1.819%, 03/15/19	5,182,000	5,188,716
Laredo Petroleum, Inc. 7.375%, 05/01/22 (e)	3,500,000	3,683,750
Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/01/19	4,115,000	3,219,988
Marathon Petroleum Corp. 4.750%, 09/15/44	1,074,000	980,236
MEG Energy Corp. 6.500%, 03/15/21 (144A)	448,000	431,200
7.000%, 03/31/24 (144A)	874,000	837,948
Noble Energy, Inc. 4.150%, 12/15/21	2,393,000	2,492,948
Occidental Petroleum Corp. 3.125%, 02/15/22	2,061,000	2,066,155
Petrobras Global Finance B.V. 6.250%, 12/14/26 (GBP)	200,000	278,645
Phillips 66 4.875%, 11/15/44	1,086,000	1,037,274
Shell International Finance B.V. 2.125%, 05/11/20	5,461,000	5,449,275
3.625%, 08/21/42	1,163,000	1,017,107
4.125%, 05/11/35	4,860,000	4,757,546
Statoil ASA 2.900%, 11/08/20	7,535,000	7,720,067
Suncor Energy, Inc. 3.600%, 12/01/24 (e)	2,560,000	2,547,512
Transocean, Inc. 6.800%, 03/15/38 (e)	582,000	435,045
Valero Energy Corp. 3.650%, 03/15/25	4,565,000	4,438,737
Woodside Finance, Ltd. 3.650%, 03/05/25 (144A)	1,406,000	1,350,283

		76,404,913

Packaging & Containers—0.4%
Ardagh Packaging Finance plc 9.250%, 10/15/20 (EUR)	109,000	128,810
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 01/15/22 (EUR)	100,000	110,651

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Novelis, Inc. 8.750%, 12/15/20	7,985,000	$8,444,138
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.875%, 02/15/21	8,495,000	8,856,037

		17,539,636

Pharmaceuticals—2.0%
Abbott Laboratories 2.550%, 03/15/22	3,816,000	3,728,224
2.950%, 03/15/25	2,540,000	2,441,844
AbbVie, Inc. 2.500%, 05/14/20	3,646,000	3,608,596
2.900%, 11/06/22	2,721,000	2,634,744
4.400%, 11/06/42	2,281,000	2,158,243
4.500%, 05/14/35	3,314,000	3,242,096
Actavis Funding SCS 2.350%, 03/12/18	15,756,000	15,839,176
3.000%, 03/12/20	16,447,000	16,484,302
AmerisourceBergen Corp. 1.150%, 05/15/17	4,889,000	4,880,655
3.250%, 03/01/25	637,000	612,809
4.250%, 03/01/45	637,000	578,262
Baxalta, Inc. 4.000%, 06/23/25 (144A)	2,172,000	2,155,847
Bristol-Myers Squibb Co. 4.500%, 03/01/44 (e)	1,427,000	1,477,203
Eli Lilly & Co. 2.750%, 06/01/25	456,000	440,523
3.700%, 03/01/45	1,035,000	938,955
Express Scripts Holding Co. 1.250%, 06/02/17	1,946,000	1,936,883
3.900%, 02/15/22	1,360,000	1,396,542
GlaxoSmithKline Capital plc 2.850%, 05/08/22	1,923,000	1,906,157
Merck & Co., Inc. 3.700%, 02/10/45	3,321,000	2,966,875
Mylan, Inc. 3.125%, 01/15/23 (144A)	2,746,000	2,620,195
Novartis Capital Corp. 4.400%, 04/24/20 (e)	2,710,000	2,990,946
Pfizer, Inc. 4.300%, 06/15/43	1,344,000	1,313,296
4.400%, 05/15/44	1,025,000	1,011,185
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	889,000	906,062
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	200,000	215,924
6.125%, 04/15/25 (144A)	3,608,000	3,711,730
Zoetis, Inc. 3.250%, 02/01/23	1,288,000	1,247,823

		83,445,097

Pipelines—1.6%
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,412,000	1,451,197
4.650%, 06/01/21	4,530,000	4,649,338
4.900%, 03/15/35	1,416,000	1,277,670
5.150%, 02/01/43	1,203,000	1,071,328
6.625%, 10/15/36	964,000	1,016,232
Enterprise Products Operating LLC 3.700%, 02/15/26 (e)	1,192,000	1,154,170
3.900%, 02/15/24	1,445,000	1,451,001
4.450%, 02/15/43	3,409,000	3,080,945
Kinder Morgan Energy Partners L.P. 3.500%, 03/01/21	12,477,000	12,302,347
3.950%, 09/01/22	1,189,000	1,162,734
4.700%, 11/01/42	1,987,000	1,659,747
5.625%, 09/01/41	490,000	459,520
Kinder Morgan, Inc. 3.050%, 12/01/19	4,607,000	4,601,900
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	4,975,000	4,953,901
2.850%, 01/31/23	4,638,000	4,353,023
4.900%, 02/15/45	1,259,000	1,187,013
5.150%, 06/01/42	964,000	932,164
Spectra Energy Partners L.P. 3.500%, 03/15/25	2,685,000	2,571,336
Sunoco Logistics Partners Operations L.P. 3.450%, 01/15/23	2,506,000	2,371,588
TransCanada PipeLines, Ltd. 1.875%, 01/12/18	1,175,000	1,182,767
2.500%, 08/01/22 (e)	1,488,000	1,411,527
4.625%, 03/01/34	2,625,000	2,602,695
Western Gas Partners L.P. 4.000%, 07/01/22	1,958,000	1,964,787
Williams Partners L.P. 4.000%, 11/15/21 (e)	4,557,000	4,599,667
4.500%, 11/15/23 (e)	774,000	777,575
4.900%, 01/15/45	1,557,000	1,335,968

		65,582,140

Real Estate Investment Trusts—0.3%
American Tower Corp. 3.450%, 09/15/21	1,643,000	1,635,079
3.500%, 01/31/23	420,000	403,436
5.000%, 02/15/24 (e)	413,000	436,599
ERP Operating L.P. 3.375%, 06/01/25	1,200,000	1,175,025
HCP, Inc. 4.000%, 06/01/25	2,594,000	2,539,534
Omega Healthcare Investors, Inc. 4.500%, 04/01/27 (144A)	1,081,000	1,036,929
Simon Property Group L.P. 3.375%, 10/01/24	1,787,000	1,775,508
4.250%, 10/01/44	1,334,000	1,266,798
Ventas Realty L.P. 3.750%, 05/01/24	2,576,000	2,538,504

		12,807,412

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.3%
CVS Health Corp. 5.300%, 12/05/43	892,000	$971,999
Debenhams plc 5.250%, 07/15/21 (GBP)	200,000	309,476
Hema Bondco I B.V. 6.250%, 06/15/19 (EUR)	100,000	92,533
Home Depot, Inc. (The) 4.400%, 03/15/45	521,000	520,249
5.400%, 09/15/40	716,000	815,601
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	178,000	291,737
Lowe’s Cos., Inc. 4.250%, 09/15/44	1,021,000	987,202
Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	1,522,000	1,460,310
McDonald’s Corp. 4.600%, 05/26/45	637,000	621,462
Punch Taverns Finance B, Ltd. 5.267%, 03/30/24 (GBP)	95,818	142,279
QVC, Inc. 3.125%, 04/01/19	1,166,000	1,158,162
5.125%, 07/02/22	1,922,000	1,979,232
Target Corp. 3.500%, 07/01/24	828,000	845,218
4.000%, 07/01/42	1,298,000	1,226,567
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	181,411	290,749
Wal-Mart Stores, Inc. 2.550%, 04/11/23	1,455,000	1,404,865
4.000%, 04/11/43	749,000	714,682

		13,832,323

Semiconductors—0.1%
QUALCOMM, Inc. 4.650%, 05/20/35	3,070,000	2,971,766

Software—0.6%
Adobe Systems, Inc. 3.250%, 02/01/25	1,382,000	1,334,246
First Data Corp. 7.375%, 06/15/19 (144A)	1,245,000	1,294,177
8.750%, 01/15/22 (144A)	3,790,000	4,029,244
Microsoft Corp. 3.500%, 02/12/35	3,071,000	2,807,496
3.750%, 02/12/45	1,574,000	1,419,183
Oracle Corp. 2.800%, 07/08/21	6,221,000	6,296,766
4.300%, 07/08/34	2,181,000	2,150,778
4.375%, 05/15/55	3,968,000	3,687,054

		23,018,944

Telecommunications—2.0%
Altice S.A. 6.250%, 02/15/25 (EUR)	261,000	276,427
7.250%, 05/15/22 (EUR)	100,000	112,600

Telecommunications—(Continued)
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	2,195,000	2,140,125
America Movil S.A.B. de C.V. 2.375%, 09/08/16	7,975,000	8,075,644
AT&T, Inc. 2.300%, 03/11/19 (e)	4,310,000	4,313,474
2.375%, 11/27/18	1,780,000	1,795,580
2.450%, 06/30/20	5,984,000	5,865,930
3.000%, 06/30/22	6,762,000	6,529,144
3.400%, 05/15/25	1,805,000	1,721,443
3.875%, 08/15/21	2,614,000	2,696,229
4.300%, 12/15/42	2,435,000	2,086,909
4.750%, 05/15/46	1,075,000	978,222
Cisco Systems, Inc. 2.125%, 03/01/19 (e)	945,000	951,572
Juniper Networks, Inc. 3.300%, 06/15/20	1,563,000	1,574,075
Orange S.A. 4.000%, 10/01/21 (EUR) (b)	300,000	339,890
5.500%, 02/06/44 (e)	1,328,000	1,406,073
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	10,180,000	11,495,867
Sprint Corp. 7.875%, 09/15/23	3,535,000	3,447,685
T-Mobile USA, Inc. 6.633%, 04/28/21	1,345,000	1,395,437
6.731%, 04/28/22 (e)	1,295,000	1,350,037
6.836%, 04/28/23 (e)	410,000	431,013
Telecom Italia S.p.A. 3.250%, 01/16/23 (EUR)	100,000	111,874
Telenet Finance V Luxembourg SCA 6.750%, 08/15/24 (EUR)	320,000	390,144
Verizon Communications, Inc. 2.625%, 02/21/20	5,729,000	5,716,121
3.450%, 03/15/21	3,211,000	3,273,059
3.850%, 11/01/42	3,957,000	3,265,688
4.400%, 11/01/34	5,540,000	5,128,705
4.862%, 08/21/46	3,049,000	2,853,608
5.050%, 03/15/34	1,270,000	1,278,545
Virgin Media Secured Finance plc 6.000%, 04/15/21 (GBP)	396,000	647,104
Vodafone Group plc 2.500%, 09/26/22 (e)	1,406,000	1,289,659
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	100,000	111,206
4.011%, 07/15/20 (EUR) (b)	100,000	110,649

		83,159,738

Transportation—0.5%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	1,689,000	1,650,116
4.150%, 04/01/45 (e)	802,000	739,689
CSX Corp. 4.100%, 03/15/44 (e)	1,146,000	1,049,454

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
FedEx Corp. 3.900%, 02/01/35	232,000	$214,480
4.100%, 02/01/45	1,369,000	1,229,683
4.900%, 01/15/34	2,667,000	2,764,847
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	163,570	190,562
Norfolk Southern Corp. 4.450%, 06/15/45	1,264,000	1,212,754
Ryder System, Inc. 2.450%, 09/03/19	3,447,000	3,439,944
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	200,000	227,708
Union Pacific Corp. 3.375%, 02/01/35	706,000	627,624
3.875%, 02/01/55	2,810,000	2,471,066
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26 (e)	2,966,330	2,955,295

		18,773,222

Trucking & Leasing—0.1%
GATX Corp. 2.600%, 03/30/20	1,818,000	1,793,848
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	2,966,000	2,875,071

		4,668,919

Total Corporate Bonds & Notes (Cost $1,223,252,971)		1,204,781,878

Asset-Backed Securities—12.0%

Asset-Backed - Automobile—0.3%
AUTO ABS Srl 2.800%, 04/27/25 (EUR)	563,762	631,070
Chrysler Capital Auto Receivables Trust 0.850%, 05/15/18 (144A)	1,933,906	1,935,539
1.760%, 08/15/19 (144A)	1,670,000	1,665,454
1.780%, 06/17/19 (144A)	1,455,000	1,455,412
2.240%, 09/16/19 (144A)	1,515,000	1,514,367
2.280%, 11/15/19 (144A)	2,150,000	2,146,510
Santander Drive Auto Receivables Trust 1.420%, 08/16/18 (144A)	330,194	330,056
1.430%, 11/16/18 (144A)	846,810	846,039
1.430%, 02/19/19 (144A)	519,676	518,845
1.430%, 04/16/19 (144A)	851,212	849,229
1.430%, 06/18/19 (144A)	872,284	870,530
1.430%, 12/17/19 (144A)	1,412,487	1,411,682

		14,174,733

Asset-Backed - Credit Card—0.1%
CHLUPA Trust 3.326%, 08/15/20 (144A)	3,263,615	3,275,527

Asset-Backed - Home Equity—0.5%
Bayview Financial Revolving Asset Trust 1.186%, 05/28/39 (144A) (b)	9,611,034	7,448,666
Bear Stearns Asset-Backed Securities I Trust 0.325%, 12/25/36 (b)	2,964,488	2,286,501
Countrywide Asset-Backed Certificates 0.507%, 10/25/36 (b)	2,696,228	2,161,124
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	754,608	728,721
6.155%, 06/25/35	472,511	427,608
Home Loan Mortgage Loan Trust 0.546%, 04/15/36 (b)	1,495,942	1,321,811
Morgan Stanley Mortgage Loan Trust 0.407%, 04/25/37 (b)	10,761,943	5,120,791
Option One Mortgage Loan Trust 1.312%, 11/25/32 (b)	136,167	123,505

		19,618,727

Asset-Backed - Other—8.0%
ACAS CLO, Ltd. 2.590%, 09/20/23 (144A)	2,290,000	2,286,815
ALM VII R, Ltd. 2.128%, 04/24/24 (144A) (b)	1,730,000	1,711,572
ALM VII R-2, Ltd. 2.128%, 04/24/24 (144A) (b)	2,448,000	2,447,829
American Homes 4 Rent 1.250%, 06/17/31 (144A) (b)	514,646	512,953
American Homes 4 Rent Trust 3.786%, 10/17/36 (144A)	2,409,449	2,479,607
Apidos CDO 2.125%, 07/15/23 (144A) (b)	2,065,000	2,057,671
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	687,173	683,525
Battalion CLO, Ltd. 1.675%, 10/22/25 (144A) (b)	5,205,000	5,188,141
Bayview Opportunity Master Fund IIIb RPL Trust 3.623%, 04/28/30 (144A)	1,411,922	1,414,933
Bayview Opportunity Master Fund lIa Trust 3.721%, 02/28/35 (144A) (b)	873,194	874,969
Bayview Opportunity Master Fund lIIa Trust 3.844%, 11/28/29 (144A)	2,047,499	2,047,503
BCMSC Trust 7.575%, 06/15/30 (b)	1,292,356	701,505
7.830%, 06/15/30 (b)	1,199,322	672,201
8.290%, 06/15/30 (b)	2,053,983	1,216,712
Benefit Street Partners CLO II, Ltd. 1.475%, 07/15/24 (144A) (b)	2,240,000	2,205,493
Carlyle Global Market Strategies CLO, Ltd. 1.665%, 01/20/25 (144A) (b)	7,820,000	7,803,781
Chase Funding Trust 6.333%, 04/25/32	711,698	724,793
CIFC Funding, Ltd. 1.575%, 01/19/23 (144A) (b)	6,365,021	6,365,721
1.762%, 05/24/26 (144A) (b)	2,780,000	2,779,627
1.820%, 01/17/27 (144A) (b)	4,035,000	4,039,213
2.381%, 10/19/27 (144A) (b)	1,480,000	1,452,037

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Colony American Homes 1.387%, 07/17/32 (144A) (b)	1,700,000	$1,681,475
Countrywide Asset-Backed Certificates 0.347%, 01/25/46 (b)	5,458,507	4,909,807
0.407%, 12/25/25 (b)	163,316	474,677
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.486%, 12/15/33 (144A) (b)	1,240,248	1,046,805
CT CDO IV, Ltd. 0.497%, 10/20/43 (144A) (b)	2,971,030	2,964,939
DCP Rights LLC 5.463%, 10/25/44 (144A)	7,076,265	7,070,604
Dryden XXVIII Senior Loan Fund 1.374%, 08/15/25 (144A) (b)	1,035,000	1,024,705
First Franklin Mortgage Loan Trust 0.397%, 12/25/36 (b)	13,450,497	8,495,953
Fraser Sullivan CLO VII, Ltd. 3.275%, 04/20/23 (144A) (b)	1,150,000	1,147,125
GFT Mortgage Loan Trust 3.721%, 01/25/55 (144A)	1,975,416	1,964,749
GT Loan Financing I, Ltd. 1.549%, 10/28/24 (144A) (b)	5,670,000	5,630,508
Highbridge Loan Management, Ltd. 2.531%, 09/20/22 (144A) (b)	1,720,000	1,718,519
Invitation Homes Trust 1.185%, 06/17/31 (144A) (b)	4,180,000	4,131,901
1.286%, 09/17/31 (144A) (b)	2,865,000	2,835,935
1.385%, 12/17/31 (144A) (b)	2,577,000	2,553,103
1.483%, 08/17/32 (144A) (b)	2,114,000	2,111,943
1.535%, 06/17/32 (144A) (b)	1,048,812	1,045,354
KKR Financial CLO, Ltd. 1.425%, 07/15/25 (144A) (b)	4,895,000	4,814,345
Knollwood CDO, Ltd. 3.474%, 01/10/39 (144A) (b) (j)	773,650	8
Long Beach Mortgage Loan Trust 0.347%, 11/25/36 (b)	3,413,487	1,647,598
0.407%, 02/25/36 (b)	3,395,896	2,666,709
0.407%, 11/25/36 (b)	674,850	328,966
1.237%, 06/25/35 (b)	1,290,000	1,024,517
Merrill Lynch First Franklin Mortgage Loan Trust 0.427%, 05/25/37 (b)	13,770,826	8,268,293
NextGear Floorplan Master Owner Trust 1.920%, 10/15/19 (144A)	7,445,000	7,470,201
Northwoods Capital IX, Ltd. 1.695%, 01/18/24 (144A) (b)	5,070,000	5,036,183
Oaktree EIF II, Ltd. 2.574%, 11/15/25 (144A) (b)	1,445,000	1,446,944
OCP CLO, Ltd. 1.804%, 04/17/27 (144A) (b)	280,000	279,901
2.374%, 04/17/27 (144A) (b)	370,000	367,505
Octagon Investment Partners XVI, Ltd. 1.394%, 07/17/25 (144A) (b)	5,600,000	5,533,517
OHA Loan Funding, Ltd. 1.552%, 08/23/24 (144A) (b)	5,670,000	5,631,971

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	8,865,000	8,914,644
2.470%, 09/18/24 (144A)	6,910,000	6,946,692
2.570%, 07/18/25 (144A)	5,090,000	5,093,868
3.020%, 09/18/24 (144A)	1,325,000	1,335,322
3.100%, 07/18/25 (144A)	1,999,000	2,005,197
4.320%, 07/18/25 (144A)	3,000,000	3,000,000
4.330%, 09/18/24 (144A)	3,075,000	3,102,521
5.640%, 07/18/25 (144A)	1,490,000	1,490,000
OZLM Funding, Ltd. 1.426%, 07/22/25 (144A) (b)	9,625,000	9,508,018
1.758%, 10/30/23 (144A) (b)	8,930,000	8,924,919
PFS Financing Corp. 0.786%, 10/15/19 (144A) (b)	9,335,000	9,297,053
1.286%, 02/15/18 (144A) (b)	4,230,000	4,235,694
PFS Tax Lien Trust 1.440%, 04/15/16 (144A)	3,651,625	3,661,780
Progress Residential Trust 2.740%, 06/12/32 (144A)	1,130,000	1,121,345
Race Point CLO, Ltd 1.525%, 02/20/25 (144A) (b)	1,635,000	1,625,880
RMAT LLC 3.967%, 05/26/20 (144A)	1,746,024	1,746,364
Silvermore CLO, Ltd. 1.724%, 05/15/26 (144A) (b)	6,520,000	6,452,375
Sound Point CLO, Ltd. 1.645%, 01/21/26 (144A) (b)	2,185,000	2,165,169
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	11,178,957	11,248,155
4.610%, 10/25/27 (144A)	7,845,000	8,023,278
Springleaf Funding Trust 3.160%, 11/15/24 (144A)	6,505,000	6,582,169
3.620%, 11/15/24 (144A)	2,062,000	2,083,804
Structured Asset Investment Loan Trust 0.667%, 09/25/35 (b)	1,069,000	953,509
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	2,309,145	2,300,463
SWAY Residential Trust 1.486%, 01/17/32 (144A) (b)	6,082,613	6,082,613
Symphony CLO XII, Ltd. 1.575%, 10/15/25 (144A) (b)	8,810,000	8,764,303
Symphony CLO XV, Ltd. 2.474%, 10/17/26 (144A) (b)	6,170,000	6,187,430
TICP CLO III, Ltd. 2.625%, 01/20/27 (144A) (b)	340,000	341,015
Tricon American Homes Trust 1.435%, 05/17/32 (144A) (b)	770,000	763,647
U.S. Residential Opportunity Fund Trust 3.721%, 01/27/35 (144A)	6,152,260	6,153,502
3.721%, 02/27/35 (144A)	1,621,854	1,620,742
Venture XIX CLO, Ltd. 1.853%, 01/15/27 (144A) (b)	1,715,000	1,717,687
2.703%, 01/15/27 (144A) (b)	715,000	717,396
Vibrant CLO, Ltd. 1.754%, 07/17/24 (144A) (b)	16,240,000	16,189,218
2.674%, 07/17/24 (144A) (b)	3,060,000	3,060,159

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO, Ltd. 1.427%, 04/25/25 (144A) (b)	1,780,000	$1,760,756
1.725%, 01/18/26 (144A) (b)	3,140,000	3,139,278
2.220%, 10/15/22 (144A) (b)	1,670,000	1,669,977
Voya, Ltd. 1.665%, 10/15/23 (144A) (b)	1,180,000	1,177,642
Ziggurat CLO I, Ltd. 1.855%, 10/17/26 (144A) (b)	12,105,000	12,104,794

		328,259,739

Asset-Backed - Student Loan—3.1%
Navient Private Education Loan Trust 1.386%, 12/15/28 (144A) (b)	1,885,000	1,905,663
1.886%, 11/15/30 (144A) (b)	1,733,000	1,763,244
1.936%, 10/17/44 (144A) (b)	4,595,000	4,507,084
2.740%, 02/15/29 (144A)	1,800,000	1,808,917
Scholar Funding Trust 0.836%, 01/30/45 (144A) (b)	10,382,766	10,289,072
1.179%, 10/28/43 (144A) (b)	1,372,292	1,381,643
SLC Private Student Loan Trust 0.445%, 07/15/36 (b)	6,579,446	6,541,936
3.686%, 07/15/42 (144A) (b)	3,011,774	3,132,693
SLM Private Credit Student Loan Trust 0.456%, 03/15/23 (b)	952,219	938,367
0.466%, 03/15/23 (b)	7,048,121	7,012,753
0.476%, 12/15/23 (b)	10,592,602	10,479,812
0.486%, 06/15/21 (b)	3,258,209	3,240,774
0.616%, 03/15/24 (b)	4,800,000	4,602,662
0.836%, 12/16/30 (b)	4,009,105	3,955,054
SLM Private Education Loan Trust 1.036%, 02/15/22 (144A) (b)	2,603,149	2,610,716
1.586%, 10/15/31 (144A) (b)	3,740,000	3,786,593
1.850%, 06/17/30 (144A)	25,300,000	25,096,386
2.436%, 06/16/42 (144A) (b)	3,271,000	3,457,467
2.500%, 03/15/47 (144A)	720,000	696,694
2.686%, 01/15/43 (144A) (b)	5,200,000	5,521,604
3.000%, 05/16/44 (144A)	970,000	950,448
3.436%, 10/17/44 (144A) (b)	3,420,000	3,662,150
3.740%, 02/15/29 (144A)	1,685,000	1,769,528
3.830%, 01/17/45 (144A)	8,460,000	8,916,925
4.540%, 10/17/44 (144A)	5,040,000	5,412,537
SoFi Professional Loan Program LLC 1.306%, 04/25/35 (144A) (b)	1,640,000	1,640,000
2.420%, 03/25/30 (144A)	2,141,590	2,142,412
2.510%, 09/27/32 (144A)	3,130,000	3,129,374

		130,352,508

Total Asset-Backed Securities (Cost $489,733,718)		495,681,234

Mortgage-Backed Securities—9.3%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust 3.065%, 03/25/36 (b)	1,980,587	1,484,763

Collateralized Mortgage Obligations—(Continued)
Banc of America Alternative Loan Trust 5.500%, 10/25/35	2,508,527	2,292,219
Bear Stearns Asset-Backed Securities I Trust 5.750%, 12/25/35	3,965,747	3,531,065
5.750%, 02/25/36	4,411,987	3,664,177
BXHTL 2015-JWRZ Mortgage Trust 4.090%, 05/15/29 (b)	710,000	672,683
3.770%, 05/15/29 (b)	1,090,000	1,037,117
Countrywide Alternative Loan Trust 0.327%, 04/25/47 (b)	1,305,946	1,088,023
0.327%, 05/25/47 (b)	5,257,814	4,422,789
0.377%, 03/20/47 (b)	3,086,687	2,430,633
0.377%, 10/25/46 (b)	2,235,146	1,951,759
0.387%, 07/20/46 (b)	5,194,905	3,850,952
0.397%, 07/25/46 (b)	2,730,304	2,365,349
0.487%, 01/25/36 (b)	1,049,380	848,099
1.888%, 11/25/46 (b)	5,236,662	4,418,570
5.500%, 04/25/37	1,525,766	1,247,692
6.000%, 02/25/36	1,964,088	1,662,501
6.000%, 05/25/37	4,808,337	3,852,536
6.500%, 09/25/37	11,405,476	9,051,043
Countrywide Home Loan Mortgage Pass-Through Trust 0.387%, 04/25/46 (b)	1,158,510	934,552
1.118%, 04/25/46 (b)	5,762,045	3,300,954
Credit Suisse Mortgage Capital Certificates 2.430%, 03/27/37 (144A) (b)	1,351,268	1,328,320
2.642%, 08/27/46 (144A) (b)	3,837,734	3,756,455
2.702%, 05/27/36 (144A) (b)	2,964,919	2,968,785
CSMC Trust 0.484%, 10/27/36	1,968,630	1,046,437
3.500%, 02/25/55 (144A)	2,056,389	2,013,331
4.750%, 01/27/37	1,312,000	1,220,160
Deutsche ALT-A Securities Mortgage Loan Trust 0.337%, 12/25/36 (b)	4,977,773	4,238,320
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.686%, 01/27/37 (144A) (b)	838,351	1,407,670
Fannie Mae Connecticut Avenue Securities 4.587%, 01/25/24 (b)	2,721,000	2,801,446
5.437%, 10/25/23 (b)	7,415,000	8,050,829
GSR Mortgage Loan Trust 6.000%, 07/25/37	1,639,188	1,474,566
JPMorgan Alternative Loan Trust 0.397%, 03/25/37 (b)	2,018,176	1,335,859
2.707%, 05/25/37 (b)	558,398	457,695
JPMorgan Mortgage Trust 6.500%, 08/25/36	607,002	505,765
Litigation Fee Residual Funding 2015-1 LLC 3.500%, 10/01/27	4,250,000	4,250,000
LSTAR Securities Investment Trust 2.184%, 01/01/20 (144A) (b)	1,841,293	1,823,965
2.187%, 03/01/20 (144A) (b)	2,733,137	2,720,427
3.280%, 09/01/21 (144A) (b)	8,963,849	9,011,062
MASTR Resecuritization Trust 0.617%, 08/25/37 (144A) (b)	2,110,664	1,536,896

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust 2.696%, 05/25/36 (b)	3,236,848	$2,621,112
Morgan Stanley Resecuritization Trust 0.355%, 11/26/33 (144A) (b)	1,995,192	1,789,442
Structured Adjustable Rate Mortgage Loan Trust 2.733%, 04/25/47 (b)	2,265,222	1,783,450
Structured Asset Mortgage Investments II Trust 0.417%, 02/25/36 (b)	3,098,826	2,458,379
Wells Fargo Mortgage-Backed Securities Trust 2.703%, 07/25/36 (b)	1,019,933	1,008,462

		115,716,309

Commercial Mortgage-Backed Securities—6.5%
BAMLL Commercial Mortgage Securities Trust 1.586%, 12/15/31 (144A) (b)	2,510,000	2,513,230
3.716%, 04/14/33 (144A) (b)	2,010,000	1,773,011
Banc of America Commercial Mortgage Trust 5.421%, 10/10/45	450,000	463,646
5.482%, 01/15/49 (b)	630,000	656,880
5.749%, 06/10/49 (b)	7,770,228	8,252,998
5.772%, 02/10/51 (b)	2,590,000	2,724,053
Barclays Commercial Mortgage Trust 3.375%, 03/15/36 (144A)	1,670,000	1,656,854
Bayview Commercial Asset Trust 2.937%, 07/25/38 (144A) (b)	1,595,490	1,579,711
BB-UBS Trust 0.730%, 11/05/36 (144A) (b) (c)	85,480,000	4,394,185
Bear Stearns Commercial Mortgage Securities Trust 5.317%, 02/11/44	5,491,438	5,765,653
5.896%, 06/11/40 (b)	1,281,000	1,371,859
BHMS Mortgage Trust 1.684%, 07/05/33 (144A) (b)	2,695,000	2,678,687
Carefree Portfolio Trust 1.506%, 11/15/19 (144A) (b)	1,050,000	1,052,612
3.436%, 11/15/19 (144A) (b)	2,215,000	2,223,763
CD Mortgage Trust 6.327%, 11/15/44 (b)	661,500	718,466
CDGJ Commercial Mortgage Trust 1.586%, 12/15/27 (144A) (b)	4,070,000	4,071,441
Citigroup Commercial Mortgage Trust 0.936%, 06/15/33 (144A) (b)	5,275,000	5,246,468
3.635%, 05/10/35 (144A) (b)	680,000	612,877
COBALT CMBS Commercial Mortgage Trust 5.959%, 05/15/46 (b)	4,494,000	4,802,270
Commercial Mortgage Pass-Through Certificates 0.168%, 02/10/35 (144A) (b) (c)	60,958,000	512,657
1.655%, 03/10/46 (b) (c)	38,574,689	2,294,924
1.703%, 10/13/28 (144A) (b)	5,862,242	5,861,257
1.900%, 01/10/46 (b) (c)	82,122,601	6,440,054
3.178%, 02/10/35 (144A)	780,000	765,572
3.309%, 03/10/48	1,920,000	1,910,150
3.367%, 02/10/28 (144A)	3,665,000	3,714,826
3.400%, 10/05/30 (144A)	4,845,000	4,795,852
3.497%, 05/10/48	780,000	787,163

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass-Through Certificates 3.590%, 11/10/47	351,000	358,186
3.688%, 06/11/27 (144A) (b)	4,175,000	4,178,937
3.708%, 07/10/48	260,000	266,560
3.732%, 08/10/49 (144A) (b)	1,216,000	1,239,076
4.000%, 10/15/31 (144A) (b)	2,845,000	2,633,329
5.543%, 12/11/49 (144A) (b)	2,690,000	2,815,478
Core Industrial Trust 3.040%, 02/10/34 (144A)	1,052,000	1,055,951
3.077%, 02/10/34 (144A)	1,990,000	1,992,434
Credit Suisse Commercial Mortgage Trust 5.448%, 01/15/49 (b)	5,729	5,736
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	122,237	122,193
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	390,000	396,540
DBRR Trust 1.636%, 12/18/49 (144A) (b)	3,285,474	3,300,876
5.903%, 06/17/49 (144A) (b)	3,160,000	3,309,898
Del Coronado Trust 5.186%, 03/15/18 (144A) (b)	2,555,000	2,555,766
Extended Stay America Trust 2.675%, 12/05/31 (144A)	3,210,000	3,195,847
2.958%, 12/05/31 (144A)	4,640,000	4,654,904
GAHR Commercial Mortgage Trust 1.482%, 12/15/16 (144A) (b)	2,123,000	2,122,679
3.495%, 12/15/19 (144A) (b)	5,307,000	4,739,247
Greenwich Capital Commercial Mortgage Trust 5.867%, 12/10/49 (b)	2,475,000	2,654,809
GS Mortgage Securities Corp. II 1.861%, 02/10/46 (b) (c)	105,878,033	9,617,855
3.550%, 12/10/27 (144A) (b)	9,462,358	8,966,947
GS Mortgage Securities Trust 5.708%, 04/10/38 (b)	820,000	832,884
Hilton USA Trust 0.100%, 11/05/30 (144A) (b) (c)	64,000,000	25,536
5.609%, 11/05/30 (144A) (b)	6,747,000	6,838,213
JPMBB Commercial Mortgage Securities Trust 1.351%, 10/15/48 (b) (c)	5,112,575	385,744
JPMorgan Chase Commercial Mortgage Securities Corp. 2.028%, 12/15/47 (b) (c)	9,617,395	835,723
JPMorgan Chase Commercial Mortgage Securities Trust 0.725%, 04/15/46 (b) (c)	4,900,000	189,508
1.436%, 01/15/32 (144A) (b)	1,840,000	1,833,534
1.586%, 11/15/31 (144A) (b)	3,355,000	3,353,158
1.689%, 02/12/51 (b)	1,270,672	1,251,779
3.429%, 06/10/27 (144A)	1,140,000	1,179,852
3.486%, 01/15/32 (144A) (b)	880,000	881,866
3.958%, 04/15/46 (b)	2,230,000	2,195,667
5.431%, 06/12/47 (b)	11,177,068	11,740,794
6.284%, 02/12/51 (b)	640,000	668,769
6.384%, 02/12/51 (144A) (b)	119,000	119,813

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust 5.484%, 02/15/40	450,000	$466,227
Merrill Lynch Mortgage Trust 5.137%, 07/12/38 (b)	320,000	320,015
5.460%, 11/12/37 (b)	5,045,000	5,082,863
6.029%, 06/12/50 (b)	2,960,631	3,091,828
Morgan Stanley Bank of America Merrill Lynch Trust 1.375%, 11/15/46 (b) (c)	33,306,086	2,311,309
3.101%, 12/15/47	1,018,000	1,055,152
Morgan Stanley Capital I Trust 0.359%, 02/12/44 (b)	720,000	706,015
5.389%, 11/12/41 (b)	450,000	462,014
5.406%, 03/15/44	3,090,000	3,260,775
5.665%, 04/15/49 (b)	2,463,206	2,622,568
5.861%, 04/12/49 (b)	8,065,000	8,513,979
6.104%, 06/11/49 (b)	8,726,000	9,280,965
Morgan Stanley Re-REMIC Trust Zero Coupon, 03/23/51 (144A) (k)	1,692,187	1,599,117
1.000%, 03/27/51 (144A)	1,948,099	1,931,151
2.000%, 07/27/49 (144A)	2,687,853	2,686,510
5.989%, 08/15/45 (144A) (b)	1,560,000	1,659,902
RBSCF Trust 6.150%, 02/16/51 (144A) (b)	9,023,507	9,294,528
SCG Trust 1.586%, 11/15/26 (144A) (b)	5,285,000	5,279,599
2.136%, 11/15/26 (144A) (b)	3,290,000	3,299,742
STRIPs, Ltd. 0.500%, 12/25/44 (144A)	2,370,000	2,337,294
1.500%, 12/25/44 (144A)	3,445,480	3,411,025
UBS-Barclays Commercial Mortgage Trust 3.384%, 02/15/28 (144A) (b)	1,380,000	1,372,697
VFC LLC 2.750%, 07/20/30 (144A)	2,224,269	2,224,220
Wachovia Bank Commercial Mortgage Trust 0.585%, 09/15/21 (144A) (b)	4,285,000	4,186,102
5.339%, 11/15/48	945,000	992,879
5.632%, 10/15/48 (b)	671,000	683,368
5.672%, 10/15/48 (b)	72,000	72,023
6.150%, 02/15/51 (b)	4,189,398	4,319,351
Wells Fargo Commercial Mortgage Trust 1.150%, 02/15/48 (b) (c)	8,905,485	633,331
Wells Fargo Resecuritization Trust 1.750%, 08/20/21 (144A)	1,560,118	1,560,118
WF-RBS Commercial Mortgage Trust 1.135%, 11/15/47 (b) (c)	25,838,830	1,696,655
1.387%, 05/15/47 (b) (c)	12,177,061	853,831
1.614%, 03/15/47 (b) (c)	27,408,448	2,174,997
1.622%, 03/15/48 (144A) (b) (c)	64,437,915	4,811,708

		266,411,065

Total Mortgage-Backed Securities (Cost $394,280,473)		382,127,374

Foreign Government—3.1%
Security Description	Principal Amount*	Value

Sovereign—3.1%
Brazilian Government International Bonds 4.250%, 01/07/25 (e)	11,038,000	10,657,189
5.625%, 01/07/41 (e)	1,729,000	1,651,195
Colombia Government International Bond 4.000%, 02/26/24 (e)	5,175,000	5,149,125
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/26 (EUR) (g)	16,278,943	19,500,642
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (l)	30,841	15,162
3.000%, 02/24/24 (EUR) (l)	30,841	14,586
3.000%, 02/24/25 (EUR) (l)	30,841	14,283
3.000%, 02/24/26 (EUR) (l)	30,841	13,745
3.000%, 02/24/27 (EUR) (l)	30,841	13,555
3.000%, 02/24/28 (EUR) (l)	30,841	13,711
3.000%, 02/24/29 (EUR) (l)	30,841	13,485
3.000%, 02/24/30 (EUR) (l)	30,841	13,443
3.000%, 02/24/31 (EUR) (l)	30,841	13,414
3.000%, 02/24/32 (EUR) (l)	30,841	13,201
3.000%, 02/24/33 (EUR) (l)	30,841	12,850
3.000%, 02/24/34 (EUR) (l)	30,841	13,159
3.000%, 02/24/35 (EUR) (l)	30,841	12,881
3.000%, 02/24/36 (EUR) (l)	30,841	13,037
3.000%, 02/24/37 (EUR) (l)	30,841	13,206
3.000%, 02/24/38 (EUR) (l)	30,841	13,175
3.000%, 02/24/39 (EUR) (l)	30,841	12,898
3.000%, 02/24/40 (EUR) (l)	30,841	13,143
3.000%, 02/24/41 (EUR) (l)	30,841	13,108
3.000%, 02/24/42 (EUR) (l)	30,841	13,194
Indonesia Government International Bonds 5.375%, 10/17/23 (144A)	2,630,000	2,830,538
5.875%, 01/15/24 (144A)	3,417,000	3,775,785
6.625%, 02/17/37 (144A)	852,000	962,760
Mexican Bonos 4.750%, 06/14/18 (MXN)	203,000,000	12,968,042
5.000%, 12/11/19 (MXN)	19,000,000	1,198,856
8.000%, 12/07/23 (MXN)	81,000,000	5,823,543
8.500%, 12/13/18 (MXN)	96,900,000	6,874,903
Mexico Government International Bonds 4.000%, 10/02/23	18,148,000	18,647,070
4.750%, 03/08/44	2,132,000	2,025,400
5.550%, 01/21/45	599,000	637,187
6.050%, 01/11/40	178,000	202,030
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/25 (144A)	2,221,000	2,162,810
Peruvian Government International Bond 7.350%, 07/21/25	2,900,000	3,784,500
Poland Government International Bond 5.000%, 03/23/22	3,500,000	3,880,100
Russian Federal Bonds - OFZ 7.000%, 08/16/23 (RUB)	193,755,000	2,789,496
7.600%, 07/20/22 (RUB)	36,410,000	555,535
Slovenia Government Bonds 4.625%, 09/09/24 (EUR)	1,705,000	2,251,489
Slovenia Government International Bonds 4.125%, 02/18/19 (144A)	2,015,000	2,095,600
5.250%, 02/18/24 (144A)	1,493,000	1,627,370

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Slovenia Government International Bonds 5.500%, 10/26/22 (144A)	2,338,000	$2,592,725
South Africa Government International Bond 4.665%, 01/17/24 (e)	2,600,000	2,658,500
Turkey Government International Bond 5.750%, 03/22/24 (e)	10,500,000	11,366,250

Total Foreign Government (Cost $130,782,747)		128,937,876

Municipals—2.4%
Bay Area Toll Authority 5.000%, 10/01/54	1,000,000	1,070,940
Board of Governors of Colorado State University System 5.000%, 03/01/45	445,000	492,339
Casino Reinvestment Development Authority 5.250%, 11/01/44	380,000	388,687
Central Texas Turnpike System 5.000%, 08/15/37	960,000	1,022,074
Chicago Board of Education 5.000%, 12/01/42	1,155,000	999,144
County of Miami-Dade FL Aviation Revenue 5.000%, 10/01/38	1,850,000	1,991,081
Energy Northwest 5.000%, 07/01/19	2,685,000	3,067,451
Los Angeles Community College District 6.600%, 08/01/42	1,150,000	1,572,521
Los Angeles Department of Water & Power 5.000%, 07/01/44	150,000	165,879
Los Angeles Unified School District 5.000%, 07/01/22	1,850,000	2,214,172
Lower Colorado River Authority Series B 5.000%, 05/15/24	570,000	668,245
5.000%, 05/15/26	590,000	685,120
Massachusetts Development Finance Agency 5.000%, 07/01/44	3,095,000	3,256,528
Massachusetts Educational Financing Authority 5.000%, 01/01/22	2,310,000	2,555,784
Metropolitan Transportation Authority Build America Bonds 5.250%, 11/15/55	3,640,000	3,961,048
6.668%, 11/15/39	170,000	224,055
6.814%, 11/15/40	1,005,000	1,323,806
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	1,000,000	1,211,690
New Jersey Economic Development Authority 5.000%, 03/01/21	5,410,000	5,880,508
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,451,000	2,029,601
New York City Water & Sewer System 5.375%, 06/15/43	2,360,000	2,742,273
5.500%, 06/15/43	2,825,000	3,338,754
5.882%, 06/15/44	1,150,000	1,457,613
New York State Dormitory Authority Build America Bonds 5.389%, 03/15/40	1,075,000	1,268,844
New York State Thruway Authority 5.000%, 01/01/31	730,000	825,287
New York State Urban Development Corp. 5.000%, 03/15/20	3,435,000	3,967,494
5.000%, 03/15/44	965,000	1,064,260
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,029,300
North Carolina State Medical Care Commission 5.000%, 06/01/40	885,000	959,004
5.000%, 06/01/45	885,000	952,995
Orange County Sanitation District Series A 5.000%, 02/01/29	965,000	1,139,067
5.000%, 02/01/34	500,000	578,450
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	1,000,000	1,046,480
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,910,000	2,151,577
Richland County School District 5.000%, 02/01/22	915,000	1,078,867
Sacramento County CA, Airport System Revenue 5.250%, 07/01/39 (AGM)	725,000	775,330
Sales Tax Asset Receivable Corp. 5.000%, 10/15/24	4,830,000	5,936,167
San Jose CA, Airport Revenue 5.000%, 03/01/37 (AMBAC)	860,000	889,051
South Carolina State Public Service Authority 5.000%, 12/01/46	2,200,000	2,372,700
South Carolina Transportation Infrastructure Bank 5.000%, 10/01/23	770,000	915,615
5.000%, 10/01/24	735,000	878,318
State of California General Obligation Unlimited 5.000%, 10/01/25	965,000	1,155,790
State of California General Obligation Unlimited, Build America Bonds 7.550%, 04/01/39	780,000	1,127,545
7.600%, 11/01/40	4,580,000	6,692,204
State of Georgia 5.000%, 02/01/22	1,000,000	1,193,770
State of Illinois, Build America Bonds 5.100%, 06/01/33	5,120,000	4,771,584
State of Mississippi General Obligation Unlimited 5.000%, 10/01/26	850,000	1,025,482
State of North Carolina 5.000%, 05/01/27	960,000	1,131,398
University of California CA, Revenue 4.858%, 05/15/2112	980,000	902,668
University of Kentucky KY, Revenue Series B 5.000%, 10/01/21	500,000	589,125
5.000%, 10/01/27	1,755,000	2,080,324
Utah Transit Authority Series A 5.000%, 06/15/24	960,000	1,170,998
5.000%, 06/15/27	3,500,000	4,201,120

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Municipals—(Continued)

Security Description	Shares/ Principal/ Notional Amount*	Value
Water Revenue Authority of Georgia, Build America Bonds 5.000%, 11/01/40	920,000	$1,025,699
Wisconsin Health & Educational Facilities Authority 5.000%, 08/15/39	965,000	1,036,497

Total Municipals (Cost $98,775,948)		98,252,323

Preferred Stocks—0.4%

Banks—0.4%
Citigroup Capital XIII, 7.875% (b)	292,339	7,589,121
GMAC Capital Trust I, 8.125% (b)	250,000	6,495,000

		14,084,121

Diversified Financial Services—0.0%
RBS Capital Funding Trust V Series E, 5.900%	4,782	115,868
RBS Capital Funding Trust VII Series G, 6.080%	4,878	119,169

		235,037

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (b) (e)	70,000	262,500
Federal National Mortgage Association Series S, 8.250% (b)	70,000	262,500

		525,000

Total Preferred Stocks (Cost $15,035,822)		14,844,158

Purchased Options—0.1%

Currency Options—0.1%
EUR Put/MXN Call, Strike Price MXN 17.00, Expires 07/16/15 (Counterparty - Morgan Stanley & Co.) (EUR)	4,725,000	12,837
EUR Put/PLN Call, Strike Price PLN 4.10, Expires 07/14/15 (Counterparty - Goldman Sachs & Co.) (EUR)	2,404,000	5,009
EUR Put/PLN Call, Strike Price PLN 3.95, Expires 07/14/15 (Counterparty - JPMorgan Chase Bank N.A.) (EUR)	1,625,700	4
EUR Put/USD Call, Strike Price USD 1.02, Expires 07/03/15 (Counterparty - Deutsche Bank AG) (EUR)	45,900,000	0

Currency Options—(Continued)
EUR Put/USD Call, Strike Price USD 1.05, Expires 08/05/15 (Counterparty - BNP Paribas S.A.) (EUR)	99,346,000	226,385
EUR Put/USD Call, Strike Price USD 1.08, Expires 07/03/15 (Counterparty - Citibank N.A.) (EUR)	45,900,000	16,733
EUR Put/USD Call, Strike Price USD 1.08, Expires 07/23/15 (Counterparty - Deutsche Bank AG) (EUR)	149,019,000	714,375
EUR Put/USD Call, Strike Price USD 1.10, Expires 08/03/15 (Counterparty - BNP Paribas S.A.) (EUR)	2,451,000	28,975
EUR Put/USD Call, Strike Price USD 1.10, Expires 08/05/15 (Counterparty - Citibank N.A.) (EUR)	99,346,000	1,064,364
EUR Put/ZAR Call, Strike Price ZAR 13.10, Expires 07/29/15 (Counterparty - Goldman Sachs & Co.) (EUR)	3,506,000	8,388
EUR Put/ZAR Call, Strike Price ZAR 13.25, Expires 07/17/15 (Counterparty - HSBC Bank plc) (EUR)	2,886,000	8,208
USD Call/BRL Put, Strike Price BRL 3.22, Expires 08/03/15 (Counterparty - Goldman Sachs & Co.)	2,451,000	25,108
USD Call/CAD Put, Strike Price CAD 1.33, Expires 07/09/15 (Counterparty - BNP Paribas S.A.)	89,550,000	90
USD Call/JPY Put, Strike Price JPY 124.50, Expires 08/24/15 (Counterparty - Citibank N.A.)	39,100,000	242,420
USD Call/KRW Put, Strike Price KRW 1120, Expires 07/02/15 (Counterparty - Deutsche Bank AG)	2,379,000	17,678
USD Call/KRW Put, Strike Price KRW 1085.00, Expires 07/02/15 (Counterparty - JPMorgan Chase Bank N.A.)	1,183,000	36,765
USD Call/MXN Put, Strike Price MXN 15.55, Expires 07/01/15 (Counterparty - Goldman Sachs & Co.)	1,258,000	13,628
USD Call/MXN Put, Strike Price MXN 15.55, Expires 07/08/15 (Counterparty - Goldman Sachs & Co.)	2,002,000	27,780
USD Call/MYR Put, Strike Price MYR 3.65, Expires 07/16/15 (Counterparty - JPMorgan Chase Bank N.A.)	2,379,000	69,740
USD Put/JPY Call, Strike Price JPY 113.00, Expires 07/01/15 (Counterparty - Deutsche Bank AG)	127,025,000	0
USD Put/JPY Call, Strike Price JPY 122.75, Expires 07/01/15 (Counterparty - BNP Paribas S.A.)	1,470,600	6,884

		2,525,371

See accompanying notes to financial statements.

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Purchased Options—(Continued)

Security Description	Shares/ Notional/ Contracts/ Principal Amount*	Value

Interest Rate Swaptions—0.0%
Call - OTC - 1 Year Interest Rate Swap, Exercise Rate 11.40%, Expires 07/01/15 (Counterparty - Credit Suisse International) (BRL)	65,256,000	$0
Call - OTC - 1 Year Interest Rate Swap, Exercise Rate 11.40%, Expires 07/01/15 (Counterparty - Deutsche Bank AG) (BRL)	23,305,000	0
Call - OTC - 2 Year Interest Rate Swap, Exercise Rate 1.92%, Expires 11/09/15 (Counterparty - Deutsche Bank AG) (KRW)	6,513,071,110	24,459

		24,459

Options on Exchange-Traded Futures Contracts—0.0%
Put - Eurodollar Midcurve 1 Year Futures @ 98.250, Expires 09/11/15	3,464	64,950
Put - Eurodollar Midcurve 1 Year Futures @ 98.500, Expires 09/11/15	326	18,338
Put - Eurodollar Midcurve 1 Year Futures @ 98.625, Expires 09/11/15	130	14,625
Put - Eurodollar Midcurve 1 Year Futures @ 98.750, Expires 09/11/15	3,464	692,800
Put - U.S. Treasury Note 10-Year Futures @ 125.50, Expires 07/24/15	21	11,156

		801,869

Total Purchased Options (Cost $6,509,886)		3,351,699

Short-Term Investments—13.1%

Mutual Fund—12.1%
State Street Navigator Securities Lending MET Portfolio (m)	500,392,256	500,392,256

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $40,726,250 on 07/01/15, collateralized by $41,410,000 U.S. Treasury Notes with rates ranging from 1.250% - 1.500%, maturity dates ranging from 11/30/18 - 12/31/18, with a value of $41,540,938.	40,726,250	40,726,250

Total Short-Term Investments (Cost $541,118,506)		541,118,506

Total Investments—122.4% (Cost $5,068,828,224) (n)		5,041,131,878
Other assets and liabilities (net)—(22.4)%		(922,040,982)

Net Assets—100.0%		$4,119,090,896

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2015, the value of securities pledged amounted to $668,834.
(e)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $310,747,462 and the collateral received consisted of cash in the amount of $500,392,256 and non-cash collateral with a value of $28,413,043. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2015, the market value of securities pledged was $1,700,398.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open swap contracts. As of June 30, 2015, the market value of securities pledged was $475,174.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Principal only security.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(n)	As of June 30, 2015, the aggregate cost of investments was $5,068,828,224. The aggregate unrealized appreciation and depreciation of investments were $36,223,845 and $(63,920,191), respectively, resulting in net unrealized depreciation of $(27,696,346).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $724,314,084, which is 17.6% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(AGM)—	Assured Guaranty Municipal Corporation
(AMBAC)—	American Municipal Bond Assurance Corporation

See accompanying notes to financial statements.

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDI)—	Brazil Interbank Deposit Rate
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd.	02/10/04	$773,650	$773,650	$8

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	$(48,192,000)	$(50,759,827)	$(50,825,240)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(15,100,000)	(15,843,203)	(15,838,484)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(42,005,000)	(41,831,615)	(41,848,300)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(35,660,000)	(38,597,672)	(38,551,805)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(4,800,000)	(5,328,750)	(5,302,500)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(57,900,000)	(63,866,187)	(63,902,580)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(17,780,000)	(17,839,730)	(17,673,736)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(17,800,000)	(18,361,812)	(18,466,110)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,373,430)	(3,365,922)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(55,000)	(58,403)	(58,523)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,307,063)	(1,308,234)

Totals				$(257,167,692)	$(257,141,434)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,516,234	BNP Paribas S.A.	07/02/15	USD	480,581	$7,095
BRL	1,740,730	Citibank N.A.	07/02/15	USD	561,055	(1,173)
BRL	1,747,815	Citibank N.A.	07/02/15	USD	545,000	17,161
BRL	1,764,983	Citibank N.A.	07/02/15	USD	568,872	(1,189)
BRL	2,609,829	Citibank N.A.	07/02/15	USD	841,175	(1,759)
BRL	1,413,995	Deutsche Bank AG	07/02/15	USD	447,467	7,326
BRL	1,373,476	Goldman Sachs & Co.	07/02/15	USD	442,685	(926)
BRL	1,734,735	Goldman Sachs & Co.	07/02/15	USD	545,000	12,954
BRL	1,786,013	Goldman Sachs & Co.	07/02/15	USD	566,000	8,447
BRL	1,790,258	Goldman Sachs & Co.	07/02/15	USD	566,000	9,812
BRL	2,000,220	Goldman Sachs & Co.	07/02/15	USD	636,000	7,344
BRL	2,120,656	Goldman Sachs & Co.	07/02/15	USD	671,200	10,880
BRL	2,164,218	Goldman Sachs & Co.	07/02/15	USD	681,000	15,091
BRL	2,844,908	Goldman Sachs & Co.	07/02/15	USD	916,943	(1,917)
BRL	7,073,329	Goldman Sachs & Co.	07/02/15	USD	2,237,333	37,707
BRL	1,727,541	Royal Bank of Scotland plc	07/02/15	USD	556,804	(1,164)
BRL	1,522,857	UBS AG	07/02/15	USD	488,565	1,241
BRL	1,739,640	UBS AG	07/02/15	USD	545,000	14,532
BRL	14,785,662	UBS AG	07/02/15	USD	4,765,571	(9,963)
CHF	1,296,635	BNP Paribas S.A.	09/16/15	USD	1,405,000	(14,056)
CHF	2,157,063	BNP Paribas S.A.	09/16/15	USD	2,340,000	(26,046)
CHF	2,613,357	BNP Paribas S.A.	09/16/15	USD	2,835,000	(31,565)
CHF	3,987,893	BNP Paribas S.A.	09/16/15	USD	4,325,000	(47,054)

See accompanying notes to financial statements.

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	6,912,783	Goldman Sachs & Co.	09/16/15	USD	7,490,000	$(74,426)
CHF	862,223	UBS AG	09/16/15	USD	935,000	(10,064)
CHF	1,374,130	UBS AG	09/16/15	USD	1,490,000	(15,925)
CLP	698,048,002	BNP Paribas S.A.	07/02/15	USD	1,092,339	(402)
CLP	554,801,550	Credit Suisse International	07/02/15	USD	868,180	(319)
CLP	699,032,429	Credit Suisse International	07/02/15	USD	1,093,879	(402)
CLP	702,142,316	Credit Suisse International	07/02/15	USD	1,098,746	(404)
CLP	954,407,703	Credit Suisse International	07/02/15	USD	1,533,875	(40,922)
CLP	138,322,656	Deutsche Bank AG	07/02/15	USD	219,125	(2,751)
CLP	2,076,290,080	Deutsche Bank AG	07/02/15	USD	3,356,000	(108,118)
CLP	546,117,000	Goldman Sachs & Co.	07/02/15	USD	854,590	(314)
CNY	53,910,576	Bank of America N.A.	09/09/15	USD	8,640,000	14,388
CNY	53,929,860	Citibank N.A.	09/09/15	USD	8,640,000	17,483
CNY	53,911,267	Deutsche Bank AG	09/09/15	USD	8,640,000	14,499
CNY	53,917,627	Goldman Sachs & Co.	09/09/15	USD	8,640,000	15,520
CNY	53,916,154	UBS AG	09/09/15	USD	8,640,000	15,283
COP	1,752,887,250	Credit Suisse International	07/09/15	USD	675,000	(2,665)
EUR	214,185	Goldman Sachs & Co.	07/01/15	USD	243,565	(4,781)
EUR	146,000	Goldman Sachs & Co.	07/21/15	USD	159,633	3,176
EUR	702,000	Goldman Sachs & Co.	07/21/15	USD	796,401	(13,582)
EUR	900,000	Goldman Sachs & Co.	07/21/15	USD	1,021,673	(18,058)
EUR	213,000	State Street Bank and Trust	07/21/15	USD	241,763	(4,241)
EUR	390,000	State Street Bank and Trust	07/21/15	USD	428,219	6,681
EUR	10,310,683	Goldman Sachs & Co.	09/16/15	USD	11,610,066	(103,005)
EUR	18,755,000	Goldman Sachs & Co.	09/16/15	USD	21,106,217	(175,020)
IDR	12,006,400,000	Standard Chartered Bank	07/06/15	USD	896,000	3,934
IDR	11,987,395,528	Standard Chartered Bank	07/09/15	USD	893,848	4,210
JPY	1,931,344,182	Goldman Sachs & Co.	09/16/15	USD	15,780,000	16,353
JPY	278,833,076	Toronto Dominion Bank	09/16/15	USD	2,261,000	19,560
KRW	548,605,200	JPMorgan Chase Bank N.A.	07/06/15	USD	506,000	(14,221)
KRW	532,172,300	BNP Paribas S.A.	07/09/15	USD	473,000	4,015
KRW	1,061,955,440	BNP Paribas S.A.	07/10/15	USD	946,400	5,467
MXN	45,932,876	State Street Bank and Trust	07/02/15	USD	2,965,388	(42,984)
MXN	8,603,686	Citibank N.A.	07/06/15	USD	560,000	(12,760)
MXN	25,283,790	Barclays Bank plc	07/20/15	USD	1,608,000	(1,413)
MXN	103,438,354	Citibank N.A.	07/20/15	USD	6,751,190	(178,491)
MXN	52,228,552	Goldman Sachs & Co.	08/17/15	USD	3,400,806	(88,633)
MYR	4,130,402	Deutsche Bank AG	07/29/15	USD	1,101,000	(8,616)
RUB	10,708,663	Citibank N.A.	07/14/15	USD	209,727	(16,536)
RUB	10,708,663	Goldman Sachs & Co.	07/14/15	USD	209,604	(16,413)
RUB	21,441,598	JPMorgan Chase Bank N.A.	07/14/15	USD	420,012	(33,192)
RUB	39,123,980	Societe Generale	09/08/15	USD	679,000	13,050
TRY	25,760,000	BNP Paribas S.A.	07/02/15	USD	9,698,795	(90,025)
TRY	26,173,000	Deutsche Bank AG	07/02/15	USD	9,689,039	73,785
TRY	2,974,961	Citibank N.A.	07/07/15	USD	1,117,311	(9,237)
TRY	11,289,465	Deutsche Bank AG	08/12/15	USD	4,037,496	124,450
TRY	25,760,000	Deutsche Bank AG	08/12/15	USD	10,024,516	(527,899)
TRY	53,930,000	HSBC Bank plc	08/17/15	USD	20,256,540	(402,755)
TRY	26,965,000	Goldman Sachs & Co.	09/28/15	USD	9,443,180	368,911
TRY	25,760,000	Deutsche Bank AG	10/28/15	USD	10,651,230	(1,354,164)
TRY	26,173,000	Deutsche Bank AG	12/02/15	USD	9,762,402	(405,437)
TRY	24,480,000	Deutsche Bank AG	02/02/16	USD	9,339,590	(731,011)
TRY	32,750,000	Deutsche Bank AG	02/02/16	USD	12,508,116	(991,328)

Contracts to Deliver
AUD	1,977,000	Barclays Bank plc	07/21/15	USD	1,513,937	$(9,818)
BRL	1,516,234	BNP Paribas S.A.	07/02/15	USD	488,698	1,022

See accompanying notes to financial statements.

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,609,829	Citibank N.A.	07/02/15	USD	818,000	$(21,416)
BRL	1,764,983	Citibank N.A.	07/02/15	USD	545,000	(22,683)
BRL	1,747,815	Citibank N.A.	07/02/15	USD	563,339	1,178
BRL	1,740,730	Citibank N.A.	07/02/15	USD	545,000	(14,882)
BRL	1,413,995	Deutsche Bank AG	07/02/15	USD	455,745	953
BRL	7,073,329	Goldman Sachs & Co.	07/02/15	USD	2,279,807	4,766
BRL	2,844,908	Goldman Sachs & Co.	07/02/15	USD	913,000	(2,026)
BRL	2,164,218	Goldman Sachs & Co.	07/02/15	USD	697,550	1,458
BRL	2,120,656	Goldman Sachs & Co.	07/02/15	USD	683,509	1,429
BRL	2,000,220	Goldman Sachs & Co.	07/02/15	USD	644,692	1,348
BRL	1,790,258	Goldman Sachs & Co.	07/02/15	USD	577,019	1,206
BRL	1,786,013	Goldman Sachs & Co.	07/02/15	USD	575,650	1,203
BRL	1,734,735	Goldman Sachs & Co.	07/02/15	USD	559,123	1,169
BRL	1,373,476	Goldman Sachs & Co.	07/02/15	USD	433,000	(8,760)
BRL	1,727,541	Royal Bank of Scotland plc	07/02/15	USD	545,000	(10,640)
BRL	14,785,662	UBS AG	07/02/15	USD	4,610,146	(145,462)
BRL	1,739,640	UBS AG	07/02/15	USD	560,704	1,172
BRL	1,522,857	UBS AG	07/02/15	USD	490,833	1,026
BRL	1,540,152	UBS AG	08/04/15	USD	488,565	(1,099)
CHF	6,324,861	Barclays Bank plc	09/16/15	USD	6,784,045	(845)
CHF	8,724,937	Citibank N.A.	09/16/15	USD	9,357,303	(2,228)
CHF	4,360,985	Goldman Sachs & Co.	09/16/15	USD	4,678,652	477
CLP	698,048,002	BNP Paribas S.A.	07/02/15	USD	1,118,667	26,730
CLP	954,407,703	Credit Suisse International	07/02/15	USD	1,493,502	549
CLP	702,142,316	Credit Suisse International	07/02/15	USD	1,118,667	20,325
CLP	699,032,429	Credit Suisse International	07/02/15	USD	1,118,667	25,190
CLP	554,801,550	Credit Suisse International	07/02/15	USD	895,000	27,139
CLP	2,076,290,080	Deutsche Bank AG	07/02/15	USD	3,249,077	1,194
CLP	138,322,656	Deutsche Bank AG	07/02/15	USD	216,454	80
CLP	546,117,000	Goldman Sachs & Co.	07/02/15	USD	858,000	3,724
CNY	145,440,359	Deutsche Bank AG	09/09/15	USD	23,200,000	(147,872)
CNY	125,387,800	Deutsche Bank AG	09/09/15	USD	20,000,000	(128,789)
COP	1,754,460,000	Credit Suisse International	07/09/15	USD	675,000	2,062
EUR	417,209	Goldman Sachs & Co.	07/01/15	USD	457,735	(7,390)
EUR	156,396	Goldman Sachs & Co.	07/01/15	USD	174,001	(357)
EUR	61,004	HSBC Bank plc	07/01/15	USD	68,349	339
EUR	240,592	Standard Chartered Bank	07/01/15	USD	270,920	2,697
EUR	626,000	Standard Chartered Bank	07/06/15	USD	709,182	11,247
EUR	671,752	Goldman Sachs & Co.	07/20/15	USD	761,846	12,767
EUR	626,000	Goldman Sachs & Co.	07/20/15	USD	698,522	461
EUR	342,445	Goldman Sachs & Co.	07/20/15	USD	382,494	629
EUR	1,069,191	Royal Bank of Scotland plc	07/20/15	USD	1,216,085	23,816
EUR	82,000	Bank of America N.A.	07/21/15	USD	91,873	432
EUR	17,324,000	Goldman Sachs & Co.	07/21/15	USD	19,393,236	74,766
EUR	7,060,800	UBS AG	07/21/15	USD	7,599,327	(274,365)
EUR	473,905	Goldman Sachs & Co.	08/03/15	USD	533,249	4,698
EUR	4,941,939	BNP Paribas S.A.	09/16/15	USD	5,566,353	50,987
EUR	18,755,000	Bank of America N.A.	09/16/15	USD	20,975,592	44,396
EUR	2,841,615	Citibank N.A.	09/16/15	USD	3,198,931	27,595
EUR	2,527,128	Citibank N.A.	09/16/15	USD	2,846,431	26,073
GBP	2,810,000	Barclays Bank plc	07/21/15	USD	4,154,782	(259,855)
IDR	11,907,840,000	BNP Paribas S.A.	07/06/15	USD	896,000	3,454
IDR	12,080,355,720	BNP Paribas S.A.	07/09/15	USD	893,848	(11,175)
JPY	2,574,864,910	Royal Bank of Scotland plc	09/16/15	USD	20,980,000	(79,672)
KRW	531,935,800	BNP Paribas S.A.	07/09/15	USD	473,000	(3,803)
KRW	1,054,005,680	Bank of America N.A.	07/10/15	USD	946,400	1,658
MXN	45,932,876	JPMorgan Chase Bank N.A.	07/02/15	USD	3,017,485	95,081

See accompanying notes to financial statements.

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	76,697,707	Goldman Sachs & Co.	07/09/15	USD	5,032,723	$155,379
MXN	19,368,114	Goldman Sachs & Co.	07/16/15	USD	1,271,149	40,108
MXN	103,438,354	JPMorgan Chase Bank N.A.	07/20/15	USD	6,721,097	148,398
MXN	109,143,000	Barclays Bank plc	07/21/15	USD	7,274,745	340,052
MXN	40,312,047	Barclays Bank plc	07/21/15	USD	2,644,575	83,241
MXN	41,438,680	BNP Paribas S.A.	07/27/15	USD	2,697,655	65,857
MXN	70,204,492	HSBC Bank plc	08/03/15	USD	4,473,903	17,381
MXN	45,932,876	State Street Bank and Trust	08/10/15	USD	2,957,291	42,941
MXN	52,228,552	UBS AG	08/17/15	USD	3,375,797	63,625
MXN	100,635,508	Bank of America N.A.	09/18/15	USD	6,510,465	142,559
MYR	4,958,312	JPMorgan Chase Bank N.A.	07/29/15	USD	1,320,667	9,322
RUB	19,629,483	Citibank N.A.	07/14/15	USD	374,037	19,909
RUB	10,669,962	JPMorgan Chase Bank N.A.	07/14/15	USD	203,315	10,822
RUB	10,089,972	JPMorgan Chase Bank N.A.	07/14/15	USD	192,741	10,711
RUB	41,139,285	Morgan Stanley & Co.	07/14/15	USD	740,348	(1,831)
RUB	39,445,273	Morgan Stanley & Co.	07/14/15	USD	718,820	7,203
RUB	39,651,702	Morgan Stanley & Co.	07/14/15	USD	744,633	29,291
RUB	39,627,399	Morgan Stanley & Co.	07/14/15	USD	738,628	23,725
RUB	21,254,864	Morgan Stanley & Co.	07/14/15	USD	404,932	21,480
RUB	39,405,765	Societe Generale	09/08/15	USD	679,000	(18,035)
RUB	9,430,678	Deutsche Bank AG	09/09/15	USD	162,724	(4,038)
TRY	37,262,930	Deutsche Bank AG	07/02/15	USD	14,362,278	462,786
TRY	26,173,000	Deutsche Bank AG	07/02/15	USD	10,090,601	327,777
TRY	24,841,960	Deutsche Bank AG	07/02/15	USD	9,575,962	309,631
TRY	704,575	State Street Bank and Trust	08/12/15	USD	261,322	1,575
TRY	26,965,000	BNP Paribas S.A.	08/17/15	USD	9,673,543	(253,350)
TRY	26,965,000	Deutsche Bank AG	08/17/15	USD	9,714,142	(212,751)
TRY	26,965,000	Goldman Sachs & Co.	09/28/15	USD	9,528,269	(283,823)
TRY	25,760,000	BNP Paribas S.A.	10/28/15	USD	9,435,897	138,831
TRY	26,173,000	Deutsche Bank AG	12/02/15	USD	9,354,182	(2,784)
TRY	49,397,676	Deutsche Bank AG	02/02/16	USD	17,409,486	38,416
TRY	7,832,324	Deutsche Bank AG	02/02/16	USD	2,760,874	6,578
ZAR	10,383,510	Barclays Bank plc	07/31/15	USD	852,302	3,053

Cross Currency Contracts to Buy
EUR	1,463,130	State Street Bank and Trust	07/02/15	PLN	6,104,812	$7,550
EUR	1,625,700	Goldman Sachs & Co.	07/02/15	PLN	6,811,683	793
EUR	1,653,750	Royal Bank of Scotland plc	07/06/15	MXN	28,783,912	12,977
EUR	1,653,750	Royal Bank of Canada	07/20/15	MXN	29,007,647	910
EUR	934,800	Citibank N.A.	07/31/15	ZAR	12,845,367	(8,048)
EUR	481,000	Deutsche Bank AG	07/31/15	ZAR	6,788,594	(18,784)
EUR	1,168,500	BNP Paribas S.A.	07/31/15	ZAR	16,202,772	(22,006)
EUR	701,100	BNP Paribas S.A.	07/31/15	ZAR	9,880,322	(26,180)
PLN	8,839,126	BNP Paribas S.A.	07/02/15	EUR	2,113,410	(5,303)
PLN	4,034,044	Goldman Sachs & Co.	07/02/15	EUR	975,420	(14,563)
PLN	6,111,238	State Street Bank and Trust	07/29/15	EUR	1,463,130	(7,569)
PLN	16,659,376	HSBC Bank plc	07/29/15	EUR	3,991,857	(24,347)
ZAR	23,064,554	Goldman Sachs & Co.	07/31/15	EUR	1,635,900	61,943

Net Unrealized Depreciation						$(3,712,200)

See accompanying notes to financial statements.

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	03/13/17	9	USD	2,214,325	$687
90 Day EuroDollar Futures	06/19/17	167	USD	41,013,340	12,298
90 Day EuroDollar Futures	09/18/17	43	USD	10,545,271	1,554
Australian 10 Year Treasury Bond Futures	09/15/15	272	AUD	33,859,006	163,650
Euro-BTP Futures	09/08/15	176	EUR	23,330,485	(461,018)
U.S. Treasury Long Bond Futures	09/21/15	637	USD	97,843,997	(1,756,528)
U.S. Treasury Note 2 Year Futures	09/30/15	1,642	USD	358,968,622	526,753
U.S. Treasury Ultra Long Bond Futures	09/21/15	619	USD	98,208,772	(2,844,084)

Futures Contracts—Short
90 Day EuroDollar Futures	12/14/15	(1,718)	USD	(427,099,526)	$(102,649)
90 Day EuroDollar Futures	06/13/16	(248)	USD	(61,360,943)	(65,557)
90 Day EuroDollar Futures	09/19/16	(6)	USD	(1,481,990)	(760)
90 Day EuroDollar Futures	12/19/16	(774)	USD	(190,665,746)	(183,304)
Euro-Bund Futures	09/08/15	(158)	EUR	(23,769,093)	(275,264)
U.S. Treasury Note 10 Year Futures	09/21/15	(591)	USD	(74,312,832)	(254,747)
U.S. Treasury Note 5 Year Futures	09/30/15	(105)	USD	(12,487,521)	(34,549)

Net Unrealized Depreciation					$(5,273,518)

In addition to the securities footnoted on the Schedule of Investments, a security that was sold on June 30, 2015, in the amount of $4,736,951, was also pledged as collateral for futures contracts.

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/MXN Put	MXN	17.800	Morgan Stanley & Co.	07/16/15	(2,363,000)	$(19,951)	$(17,342)	$2,609
EUR Put/MXN Call	MXN	16.500	Morgan Stanley & Co.	07/16/15	(5,670,000)	(20,091)	(2,124)	17,967
EUR Put/PLN Call	PLN	4.020	Goldman Sachs & Co.	07/30/15	(2,404,000)	(10,231)	(887)	9,344
EUR Put/USD Call	USD	1.020	Citibank N.A.	07/03/15	(45,900,000)	(164,979)	—	164,979
EUR Put/USD Call	USD	1.080	Deutsche Bank AG	07/03/15	(45,900,000)	(96,997)	(16,733)	80,264
EUR Put/USD Call	USD	1.050	BNP Paribas S.A.	08/03/15	(2,941,000)	(19,058)	(7,269)	11,789
EUR Put/USD Call	USD	1.050	Citibank N.A.	08/05/15	(99,346,000)	(441,967)	(226,385)	215,582
EUR Put/USD Call	USD	1.100	BNP Paribas S.A.	08/05/15	(99,346,000)	(999,445)	(1,064,364)	(64,919)
EUR Put/ZAR Call	ZAR	12.700	HSBC Bank plc	07/17/15	(2,886,000)	(12,065)	(354)	11,711
EUR Put/ZAR Call	ZAR	12.600	Goldman Sachs & Co.	07/29/15	(3,506,000)	(17,392)	(786)	16,606
RUR Call/ZAR Put	ZAR	13.800	HSBC Bank plc	07/17/15	(2,165,000)	(24,710)	(16,080)	8,630
USD Call/BRL Put	BRL	3.280	JPMorgan Chase Bank N.A.	07/30/15	(588,000)	(16,023)	(3,182)	12,841
USD Call/BRL Put	BRL	3.500	Goldman Sachs & Co.	08/03/15	(2,451,000)	(19,191)	(1,863)	17,328
USD Call/CAD Put	CAD	1.330	Deutsche Bank AG	07/09/15	(89,550,000)	(184,473)	(89)	184,384
USD Call/KRW Put	KRW	1,120.000	Deutsche Bank AG	07/01/15	(2,379,000)	(14,250)	(2,817)	11,433
USD Call/MXN Put	MXN	15.850	Goldman Sachs & Co.	07/08/15	(1,201,000)	(3,483)	(4,751)	(1,268)
USD Call/MYR Put	MYR	3.750	JPMorgan Chase Bank N.A.	07/16/15	(3,568,000)	(20,164)	(33,896)	(13,732)
USD Put/JPY Call	JPY	113.000	Citibank N.A.	07/01/15	(127,025,000)	(234,361)	—	234,361

Totals						$(2,318,831)	$(1,398,922)	$919,909

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	10.600%	Credit Suisse International	1 Yr CDI	Receive	07/01/15	BRL	(65,256,000)	$(114,176)	$—	$114,176
Call - 1 Yr. IRS	10.600%	Deutsche Bank AG	1 Yr CDI	Receive	07/01/15	BRL	(23,305,000)	(50,253)	—	50,253
Call - 5 Yr. IRS	5.400%	BNP Paribas S.A.	28-Day TIIE	Receive	08/19/15	MXN	(20,005,000)	(10,207)	(7,738)	2,469
Call - 5 Yr. IRS	5.400%	JPMorgan Chase Bank N.A.	28-Day TIIE	Receive	08/19/15	MXN	(39,521,000)	(21,199)	(15,288)	5,911

See accompanying notes to financial statements.

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 5 Yr. IRS	5.400%	BNP Paribas S.A.	28-Day TIIE	Receive	08/10/15	MXN	(59,526,000)	$(34,643)	$(21,515)	$13,128
Call - 2 Yr. IRS	1.630%	Deutsche Bank AG	3M CDR	Receive	11/09/15	KRW	(6,513,071,110)	(3,582)	(6,224)	(2,642)
Call - 10 Yr. IRS	0.900%	Citibank N.A.	6M EURIBOR	Receive	09/18/15	EUR	(99,025,000)	(574,393)	(446,781)	127,612
Put - 10 Yr. IRS	1.500%	Citibank N.A.	6M EURIBOR	Pay	09/18/15	EUR	(99,025,000)	(574,393)	(594,714)	(20,321)

Totals								$(1,382,846)	$(1,092,260)	$290,586

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Midcurve 1 Year Futures	$99.000	09/11/15	(130)	$(35,541)	$(18,688)	$16,853
Call - Eurodollar Midcurve 1 Year Futures	98.750	09/11/15	(299)	(118,743)	(134,550)	(15,807)
Call - Eurodollar Midcurve 2 Year Futures	98.250	09/11/15	(85)	(25,363)	(23,906)	1,457
Put - Eurodollar Midcurve 1 Year Futures	98.500	09/11/15	(6,928)	(1,028,046)	(389,700)	638,346

Totals				$(1,207,693)	$(566,844)	$640,849

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Yr CDI	11.120%	01/04/16	Credit Suisse International	BRL	7,208,000	$(44,112)	$—	$(44,112)
Pay	1 Yr CDI	11.255%	01/04/16	Deutsche Bank AG	BRL	6,692,000	(38,241)	—	(38,241)
Pay	1 Yr CDI	11.360%	01/04/16	Credit Suisse International	BRL	27,646,823	(144,451)	—	(144,451)
Pay	1 Yr CDI	11.720%	01/04/21	JPMorgan Chase Bank N.A.	BRL	1,306,000	(8,434)	—	(8,434)
Pay	1 Yr CDI	11.825%	01/04/16	JPMorgan Chase Bank N.A.	BRL	32,000,000	(84,199)	—	(84,199)
Pay	1 Yr CDI	11.850%	01/04/16	JPMorgan Chase Bank N.A.	BRL	17,400,000	(67,542)	—	(67,542)
Pay	1 Yr CDI	11.910%	01/04/16	JPMorgan Chase Bank N.A.	BRL	13,920,000	(30,711)	—	(30,711)
Pay	1-Day CDI	12.370%	01/02/23	JPMorgan Chase Bank N.A.	BRL	7,871,000	4,023	—	4,023
Pay	1-Day CDI	12.050%	01/04/21	Bank of America N.A.	BRL	2,737,312	(9,597)	—	(9,597)
Pay	1-Day CDI	12.260%	01/02/23	Citibank N.A.	BRL	4,630,000	(2,120)	—	(2,120)
Pay	1-Day CDI	12.300%	01/04/16	Credit Suisse International	BRL	38,926,293	(118,889)	—	(118,889)
Pay	1-Day CDI	12.350%	01/04/21	Credit Suisse International	BRL	2,893,943	(2,401)	—	(2,401)
Pay	1-Day CDI	12.350%	01/04/21	Bank of America N.A.	BRL	2,841,342	(2,357)	—	(2,357)
Pay	1-Day CDI	12.405%	01/04/21	Credit Suisse International	BRL	4,096,621	(1,303)	—	(1,303)
Pay	1-Day CDI	12.410%	01/04/21	Citibank N.A.	BRL	4,784,875	(1,380)	—	(1,380)
Pay	1-Day CDI	12.435%	01/04/21	Citibank N.A.	BRL	4,957,204	(379)	—	(379)
Pay	1-Day CDI	12.500%	01/04/21	JPMorgan Chase Bank N.A.	BRL	5,737,134	3,279	—	3,279
Pay	1-Day CDI	12.500%	01/04/21	Bank of America N.A.	BRL	3,469,000	1,983	—	1,983
Pay	1-Day CDI	12.515%	01/04/21	JPMorgan Chase Bank N.A.	BRL	5,556,000	3,415	—	3,415
Pay	28-Day TIIE	3.685%	06/20/16	Bank of America N.A.	MXN	199,240,333	1,654	—	1,654
Pay	28-Day TIIE	3.690%	06/20/16	Bank of America N.A.	MXN	125,836,000	1,438	—	1,438
Pay	28-Day TIIE	3.700%	06/20/16	Bank of America N.A.	MXN	199,240,334	3,500	—	3,500
Pay	28-Day TIIE	4.190%	12/16/16	Deutsche Bank AG	MXN	86,478,000	21,872	—	21,872
Pay	28-Day TIIE	4.805%	01/28/20	Bank of America N.A.	MXN	18,250,500	(20,944)	—	(20,944)
Pay	28-Day TIIE	5.230%	03/12/20	Bank of America N.A.	MXN	49,590,000	(6,501)	—	(6,501)
Pay	28-Day TIIE	5.230%	03/16/20	Citibank N.A.	MXN	105,199,000	(15,178)	—	(15,178)
Pay	28-Day TIIE	5.410%	03/06/20	Citibank N.A.	MXN	68,566,000	26,202	—	26,202
Pay	28-Day TIIE	5.550%	01/13/25	Bank of America N.A.	MXN	48,971,509	(178,186)	—	(178,186)
Pay	28-Day TIIE	5.735%	01/02/25	Bank of America N.A.	MXN	74,938,000	(205,327)	—	(205,327)
Pay	28-Day TIIE	5.842%	11/14/24	Deutsche Bank AG	MXN	34,442,494	(73,547)	—	(73,547)
Pay	28-Day TIIE	5.850%	11/14/24	Deutsche Bank AG	MXN	14,974,997	(31,424)	—	(31,424)
Pay	28-Day TIIE	5.890%	01/28/25	Bank of America N.A.	MXN	40,784,172	(83,990)	—	(83,990)

See accompanying notes to financial statements.

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	5.950%	01/29/25	Bank of America N.A.	MXN	20,402,914	$(38,127)	$—	$(38,127)
Pay	28-Day TIIE	6.180%	12/05/24	Bank of America N.A.	MXN	31,503,000	(18,649)	—	(18,649)
Pay	28-Day TIIE	6.330%	06/09/25	Citibank N.A.	MXN	8,389,000	(1,476)	—	(1,476)
Pay	28-Day TIIE	6.460%	05/30/25	Credit Suisse International	MXN	42,426,199	19,942	—	19,942
Pay	28-Day TIIE	6.460%	05/30/25	Deutsche Bank AG	MXN	19,439,077	9,137	—	9,137
Pay	28-Day TIIE	6.460%	05/30/25	Credit Suisse International	MXN	15,332,382	7,207	—	7,207
Pay	28-Day TIIE	12.455%	01/04/21	Credit Suisse International	BRL	4,086,397	429	—	429
Pay	3M CDR	1.670%	06/08/17	Citibank N.A.	KRW	8,102,571,695	(4,403)	—	(4,403)
Pay	3M CDR	1.670%	06/08/17	Barclays Bank plc	KRW	8,178,533,305	(4,444)	—	(4,444)
Pay	3M CDR	1.675%	06/04/17	Citibank N.A.	KRW	12,076,510,000	(5,430)	—	(5,430)
Pay	3M CDR	1.680%	04/17/17	UBS AG	KRW	34,665,649,000	(8,344)	—	(8,344)
Pay	3M CDR	1.680%	04/20/17	UBS AG	KRW	10,946,053,200	(2,709)	—	(2,709)
Pay	3M CDR	1.680%	04/20/17	Citibank N.A.	KRW	10,963,012,700	(2,713)	—	(2,713)
Pay	3M CDR	1.698%	06/05/17	Bank of America N.A.	KRW	7,872,385,000	(474)	—	(474)
Pay	6M EURIBOR	2.800%	11/10/41	Bank of America N.A.	EUR	8,300,000	2,313,094	—	2,313,094
Pay	7-Day China Fixing Repo Rates	2.240%	05/27/17	JPMorgan Chase Bank N.A.	CNY	46,246,927	(27,836)	—	(27,836)
Pay	7-Day China Fixing Repo Rates	2.245%	05/22/17	Bank of America N.A.	CNY	46,647,333	(27,048)	—	(27,048)
Pay	7-Day China Fixing Repo Rates	2.270%	05/27/17	Bank of America N.A.	CNY	47,047,740	(23,431)	—	(23,431)
Pay	7-Day China Fixing Repo Rates	2.600%	05/25/20	Deutsche Bank AG	CNY	19,400,000	(27,687)	—	(27,687)
Pay	7-Day China Fixing Repo Rates	2.610%	05/22/20	JPMorgan Chase Bank N.A.	CNY	10,200,000	(13,684)	—	(13,684)
Pay	7-Day China Fixing Repo Rates	2.630%	05/22/20	Bank of America N.A.	CNY	9,200,000	(10,950)	—	(10,950)
Pay	7-Day China Fixing Repo Rates	2.630%	05/27/20	JPMorgan Chase Bank N.A.	CNY	10,012,521	(12,063)	—	(12,063)
Pay	7-Day China Fixing Repo Rates	2.650%	05/27/20	JPMorgan Chase Bank N.A.	CNY	11,162,479	(11,760)	—	(11,760)
Receive	1 Yr CDI	11.800%	01/04/16	JPMorgan Chase Bank N.A.	BRL	33,569,015	108,502	—	108,502
Receive	1 Yr CDI	12.130%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,578,000	82,813	—	82,813
Receive	1 Yr CDI	12.140%	01/04/16	JPMorgan Chase Bank N.A.	BRL	58,430,000	180,214	—	180,214
Receive	1-Day CDI	11.410%	01/04/21	Bank of America N.A.	BRL	5,126,000	48,393	—	48,393
Receive	1-Day CDI	12.300%	01/04/16	Bank of America N.A.	BRL	59,593,576	182,010	—	182,010
Receive	28-Day TIIE	4.350%	11/17/17	Bank of America N.A.	MXN	29,359,000	62	—	62
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	(1,956)	—	(1,956)
Receive	28-Day TIIE	4.570%	03/21/18	Citibank N.A.	MXN	26,793,819	(2,855)	—	(2,855)
Receive	28-Day TIIE	4.690%	03/16/18	Bank of America N.A.	MXN	27,299,362	(8,633)	—	(8,633)
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	(3,524)	—	(3,524)
Receive	28-Day TIIE	5.040%	11/18/19	Bank of America N.A.	MXN	18,760,000	6,323	—	6,323
Receive	28-Day TIIE	5.725%	01/03/25	Bank of America N.A.	MXN	21,532,000	60,062	—	60,062
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	434,146	—	434,146
Receive	6M EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(2,277,066)	—	(2,277,066)

Totals							$(186,775)	$—	$(186,775)

See accompanying notes to financial statements.

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	0.648%	11/26/16	USD	14,540,000	$2,889
Receive	3M LIBOR	1.256%	01/12/17	USD	223,619,000	(810,105)
Receive	3M LIBOR	2.038%	04/30/25	USD	4,151,000	146,149
Receive	3M LIBOR	2.169%	05/15/23	USD	2,175,000	10,691
Receive	3M LIBOR	2.227%	11/26/22	USD	1,000,000	(3,221)
Receive	3M LIBOR	2.254%	12/19/24	USD	1,925,000	24,482
Receive	3M LIBOR	2.357%	05/15/25	USD	1,088,000	7,464
Receive	3M LIBOR	2.391%	04/24/45	USD	6,670,000	738,283
Receive	3M LIBOR	2.452%	06/22/25	USD	1,258,000	(1,044)
Receive	3M LIBOR	2.690%	05/27/45	USD	13,415,000	652,591
Receive	3M LIBOR	2.692%	05/27/45	USD	13,415,000	646,796
Receive	3M LIBOR	2.738%	05/08/45	USD	7,220,000	277,304
Receive	3M LIBOR	2.743%	05/08/45	USD	7,220,000	270,397

Net Unrealized Appreciation						$1,962,676

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.24	(1.000%)	06/20/20	0.704%	USD	31,343,051	$105,968

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.24.V2	5.000%	06/20/20	3.557%	USD	12,783,870	$75,660

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	Deutsche Bank AG	1.407%	USD	7,300,000	$43,678	$295,377	$(251,699)
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	JPMorgan Chase Bank N.A.	1.407%	USD	2,715,000	16,244	47,708	(31,464)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	1.269%	USD	3,824,276	48,478	33,406	15,072
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	09/20/20	Bank of America N.A.	1.309%	USD	3,824,276	58,300	50,241	8,059
South African Government International Bond 5.500%, due 03/09/20	(1.000%)	09/20/20	Barclays Bank plc	2.076%	USD	9,060,756	471,390	464,428	6,962
Turkey International Government Bond 11.875%, due 01/15/30	(1.000%)	09/20/20	BNP Paribas S.A.	2.168%	USD	2,128,490	114,560	147,412	(32,852)
Turkey International Government Bond 11.875%, due 01/15/30	(1.000%)	09/20/20	Barclays Bank plc	2.229%	USD	924,915	54,645	55,293	(648)

See accompanying notes to financial statements.

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Malaysia Government Bond 11.875%, due 01/15/30	(1.000%)	09/20/20	JPMorgan Chase Bank N.A.	1.350%	USD	1,501,582	$25,784	$21,435	$4,349

Totals							$833,079	$1,115,300	$(282,221)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Apache Corp. 7.000%, due 2/01/18	1.000%	03/20/20	JPMorgan Chase Bank N.A.	1.077%	USD	1,960,000	$(6,843)	$(86,989)	$80,146
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	12/20/19	Deutsche Bank AG	1.371%	USD	1,932,500	(30,680)	(78,957)	48,277
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	06/20/21	Credit Suisse International	2.002%	USD	3,645,000	(199,426)	(310,266)	110,840
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	09/20/20	BNP Paribas S.A.	2.587%	USD	4,655,600	(351,045)	(328,077)	(22,968)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	09/20/20	BNP Paribas S.A.	2.587%	USD	4,655,600	(351,045)	(328,077)	(22,968)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	09/20/20	BNP Paribas S.A.	2.587%	USD	4,655,600	(351,046)	(324,566)	(26,480)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	09/20/20	Bank of America N.A.	2.587%	USD	1,018,000	(76,760)	(67,738)	(9,022)
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	09/20/20	Citibank N.A.	2.587%	USD	1,591,765	(120,024)	(116,317)	(3,707)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	06/20/20	Bank of America N.A.	0.909%	USD	6,520,000	28,255	39,826	(11,571)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.269%	USD	3,824,276	(48,478)	(38,756)	(9,722)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	BNP Paribas S.A.	1.309%	USD	3,879,400	(59,140)	(50,384)	(8,756)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	1.309%	USD	3,824,276	(58,300)	(43,741)	(14,559)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	1.309%	USD	7,729,000	(117,826)	(101,953)	(15,873)
Russian Federation Bond 7.500%, due 03/31/30	1.000%	09/20/20	Bank of America N.A.	3.400%	USD	2,147,000	(236,610)	(249,134)	12,524
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	5.964%	USD	875,000	(165,400)	(73,375)	(92,025)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	5.964%	USD	1,175,000	(222,109)	(93,454)	(128,655)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	JPMorgan Chase Bank N.A.	5.964%	USD	1,180,000	(223,054)	(104,719)	(118,335)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	5.964%	USD	1,180,000	(223,054)	(96,360)	(126,694)

Totals							$(2,812,585)	$(2,453,037)	$(359,548)

See accompanying notes to financial statements.

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CMBX.NA.7.AAA	(0.500%)	01/17/47	Citibank N.A.	0.000%	USD	786,000	$23,727	$23,727	$—
CMBX.NA.7.AAA	(0.500%)	01/17/47	Deutsche Bank AG	0.000%	USD	740,000	22,338	22,338	—
CMBX.NA.7.AAA	(0.500%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	790,000	23,847	23,847	—
CMBX.NA.7.AAA	(0.500%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	790,000	23,702	23,702	—

Totals							$93,614	$93,614	$—

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	$(47,044)	$(359,977)	$312,933
CMBX.NA.7.AAA	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	(150,505)	(156,398)	5,893

Totals							$(197,549)	$(516,375)	$318,826

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CDR)—	Korean Certificate of DepositRate

See accompanying notes to financial statements.

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(EURIBOR)—	EURO InterBank Offered Rate
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

See accompanying notes to financial statements.

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,172,036,830	$—	$2,172,036,830
Total Corporate Bonds & Notes*	—	1,204,781,878	—	1,204,781,878
Total Asset-Backed Securities*	—	495,681,234	—	495,681,234
Total Mortgage-Backed Securities*	—	382,127,374	—	382,127,374
Total Foreign Government*	—	128,937,876	—	128,937,876
Total Municipals	—	98,252,323	—	98,252,323
Total Preferred Stocks*	14,844,158	—	—	14,844,158
Purchased Options
Currency Options	—	2,525,371	—	2,525,371
Interest Rate Swaptions	—	24,459	—	24,459
Options on Exchange-Traded Futures Contracts	801,869	—	—	801,869
Total Purchased Options	801,869	2,549,830	—	3,351,699
Short-Term Investments
Mutual Fund	500,392,256	—	—	500,392,256
Repurchase Agreement	—	40,726,250	—	40,726,250
Total Short-Term Investments	500,392,256	40,726,250	—	541,118,506
Total Investments	$516,038,283	$4,525,093,595	$—	$5,041,131,878

Collateral for securities loaned (Liability)	$—	$(500,392,256)	$—	$(500,392,256)
TBA Forward Sales Commitments	$—	$(257,141,434)	$—	$(257,141,434)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,981,675	$—	$3,981,675
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,693,875)	—	(7,693,875)
Total Forward Contracts	$—	$(3,712,200)	$—	$(3,712,200)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$704,942	$—	$—	$704,942
Futures Contracts (Unrealized Depreciation)	(5,978,460)	—	—	(5,978,460)
Total Futures Contracts	$(5,273,518)	$—	$—	$(5,273,518)
Written Options
Foreign Currency Written Options at Value	$—	$(1,398,922)	$—	$(1,398,922)
Interest Rate Swaptions at Value	—	(1,092,260)	—	(1,092,260)
Options on Exchange-Traded Futures Contracts at Value	(566,844)	—	—	(566,844)
Total Written Options	$(566,844)	$(2,491,182)	$—	$(3,058,026)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,958,674	$—	$2,958,674
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(814,370)	—	(814,370)
Total Centrally Cleared Swap Contracts	$—	$2,144,304	$—	$2,144,304

See accompanying notes to financial statements.

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of June 30, 2015

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,474,648	$—	$4,474,648
OTC Swap Contracts at Value (Liabilities)	—	(6,744,864)	—	(6,744,864)
Total OTC Swap Contracts	$—	$(2,270,216)	$—	$(2,270,216)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Transfers Out	Balance as of June 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at June 30, 2015
Asset-Backed Securities
Asset-Backed - Other	$2,415,198	$—	$(2,415,198)	$—	$—

Asset-Backed Securities in the amount of $2,415,198 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

See accompanying notes to financial statements.

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Statement of Assets and Liabilities

June 30, 2015

Assets
Investments at value (a) (b)	$5,041,131,878
Cash	200,471
Cash denominated in foreign currencies (c)	9,148,398
Cash collateral (d)	16,100,970
OTC swap contracts at market value (e)	4,474,648
Unrealized appreciation on forward foreign currency exchange contracts	3,981,675
Receivable for:
Investments sold	390,817,142
TBA securities sold (f)	563,337,555
Fund shares sold	338,166
Principal paydowns	8,088
Interest	20,264,710
Variation margin on futures contracts	2,902,184
Interest on OTC swap contracts	369,415

Total Assets	6,053,075,300
Liabilities
Written options at value (g)	3,058,026
Forward sales commitments, at value	257,141,434
OTC swap contracts at market value (h)	6,744,864
Cash collateral for OTC swap contracts	1,590,000
Unrealized depreciation on forward foreign currency exchange contracts	7,693,875
Collateral for securities loaned	500,392,256
Payables for:
Investments purchased	256,820,654
TBA securities purchased (f)	889,329,887
Fund shares redeemed	2,906,474
Variation margin on centrally cleared swap contracts	5,700,094
Interest on forward sales commitments	366,854
Interest on OTC swap contracts	301,968
Accrued expenses:
Management fees	1,102,417
Distribution and service fees	125,602
Deferred trustees’ fees	69,183
Other expenses	640,816

Total Liabilities	1,933,984,404

Net Assets	$4,119,090,896

Net assets consist of:
Paid in surplus	$4,091,470,513
Undistributed net investment income	40,158,889
Accumulated net realized gain	20,681,801
Unrealized depreciation on investments, written options, futures contracts, swap contracts and foreign currency transactions	(33,220,307)

Net Assets	$4,119,090,896

Net Assets
Class A	$3,452,000,008
Class B	530,132,994
Class E	136,957,894
Capital Shares Outstanding*
Class A	32,585,769
Class B	5,085,599
Class E	1,303,624
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$105.94
Class B	104.24
Class E	105.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $5,068,828,224.
(b)	Includes securities loaned at value of $310,747,462.
(c)	Identified cost of cash denominated in foreign currencies was $9,176,600.
(d)	Includes collateral of $3,560,000 for OTC swap contracts and $12,540,970 for centrally cleared swap contracts.
(e)	Net premium paid on OTC swap contracts was $1,248,740.
(f)	Included within TBA securities sold is $368,839,589 related to TBA forward sale commitments and included within TBA securities purchased is $110,143,694 related to TBA forward sale commitments.
(g)	Premiums received on written options were $4,909,370.
(h)	Net premium received on OTC swap contracts was $3,009,238.

Statement of Operations

Six Months Ended June 30, 2015

Investment Income
Dividends	$545,295
Interest	58,373,703
Securities lending income	193,408

Total investment income	59,112,406
Expenses
Management fees	6,904,497
Administration fees	51,057
Custodian and accounting fees	522,716
Distribution and service fees—Class B	658,001
Distribution and service fees—Class E	105,634
Interest expense	1,738
Audit and tax services	55,206
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	118,452
Insurance	13,168
Miscellaneous	14,499

Total expenses	8,478,725

Net Investment Income	50,633,681

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(14,805,011)
Futures contracts	6,464,966
Written options	7,058,749
Swap contracts	6,989,251
Foreign currency transactions	28,493,070

Net realized gain	34,201,025

Net change in unrealized appreciation (depreciation) on:
Investments	(55,606,217)
Futures contracts	(15,582,702)
Written options	18,290,353
Swap contracts	164,565
Foreign currency transactions	(13,186,679)

Net change in unrealized depreciation	(65,920,680)

Net realized and unrealized loss	(31,719,655)

Net Increase in Net Assets From Operations	$18,914,026

See accompanying notes to financial statements.

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$50,633,681	$120,115,631
Net realized gain	34,201,025	101,392,536
Net change in unrealized appreciation (depreciation)	(65,920,680)	59,088,201

Increase in net assets from operations	18,914,026	280,596,368

From Distributions to Shareholders
Net investment income
Class A	(133,507,891)	(114,100,078)
Class B	(19,257,211)	(16,176,056)
Class E	(5,052,422)	(4,962,107)
Net realized capital gains
Class A	(39,098,515)	0
Class B	(6,006,393)	0
Class E	(1,544,832)	0

Total distributions	(204,467,264)	(135,238,241)

Increase (decrease) in net assets from capital share transactions	(45,492,248)	353,029,632

Total increase (decrease) in net assets	(231,045,486)	498,387,759

Net Assets
Beginning of period	4,350,136,382	3,851,748,623

End of period	$4,119,090,896	$4,350,136,382

Undistributed net investment income
End of period	$40,158,889	$147,342,732

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	881,141	$98,800,173	3,826,436	$411,591,766
Reinvestments	1,627,901	172,606,406	1,066,855	114,100,078
Redemptions	(3,146,537)	(350,725,782)	(1,604,549)	(175,376,537)

Net increase (decrease)	(637,495)	$(79,319,203)	3,288,742	$350,315,307

Class B
Sales	306,504	$33,775,747	523,199	$56,307,357
Reinvestments	242,104	25,263,604	153,473	16,176,056
Redemptions	(221,587)	(24,421,903)	(539,073)	(57,911,733)

Net increase	327,021	$34,617,448	137,599	$14,571,680

Class E
Sales	31,723	$3,530,597	123,987	$13,408,995
Reinvestments	62,735	6,597,254	46,755	4,962,107
Redemptions	(98,165)	(10,918,344)	(279,217)	(30,228,457)

Net decrease	(3,707)	$(790,493)	(108,475)	$(11,857,355)

Increase (decrease) derived from capital shares transactions		$(45,492,248)		$353,029,632

See accompanying notes to financial statements.

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$110.97		$107.33	$115.27	$110.90	$108.32	$104.15

Income (Loss) from Investment Operations
Net investment income (a)	1.32		3.18	3.36	3.21	3.69	4.08
Net realized and unrealized gain (loss) on investments	(0.87)		4.28	(4.07)	4.95	3.22	4.39

Total from investment operations	0.45		7.46	(0.71)	8.16	6.91	8.47

Less Distributions
Distributions from net investment income	(4.24)		(3.82)	(4.49)	(3.05)	(4.33)	(4.30)
Distributions from net realized capital gains	(1.24)		0.00	(2.74)	(0.74)	0.00	0.00

Total distributions	(5.48)		(3.82)	(7.23)	(3.79)	(4.33)	(4.30)

Net Asset Value, End of Period	$105.94		$110.97	$107.33	$115.27	$110.90	$108.32

Total Return (%) (b)	0.39	(c)	7.08	(0.77)	7.55	6.56	8.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.36	(d)	0.35	0.35	0.36	0.37	0.40
Net ratio of expenses to average net assets (%) (e)	0.36	(d)	0.35	0.35	0.36	0.36	0.38
Ratio of net investment income to average net assets (%)	2.37	(d)	2.91	3.07	2.85	3.44	3.82
Portfolio turnover rate (%)	400	(c)(f)	679 (f)	801 (f)	1,002 (f)	1,483	2,064
Net assets, end of period (in millions)	$3,452.0		$3,686.9	$3,213.0	$3,474.3	$3,123.2	$1,522.5

	Class B
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$109.16		$105.64	$113.56	$109.31	$106.83	$102.78

Income (Loss) from Investment Operations
Net investment income (a)	1.16		2.87	3.05	2.89	3.48	3.77
Net realized and unrealized gain (loss) on investments	(0.86)		4.20	(4.01)	4.88	3.06	4.32

Total from investment operations	0.30		7.07	(0.96)	7.77	6.54	8.09

Less Distributions
Distributions from net investment income	(3.98)		(3.55)	(4.22)	(2.78)	(4.06)	(4.04)
Distributions from net realized capital gains	(1.24)		0.00	(2.74)	(0.74)	0.00	0.00

Total distributions	(5.22)		(3.55)	(6.96)	(3.52)	(4.06)	(4.04)

Net Asset Value, End of Period	$104.24		$109.16	$105.64	$113.56	$109.31	$106.83

Total Return (%) (b)	0.27	(c)	6.81	(1.01)	7.28	6.30	8.07

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	(d)	0.60	0.60	0.61	0.62	0.65
Net ratio of expenses to average net assets (%) (e)	0.61	(d)	0.60	0.60	0.61	0.61	0.63
Ratio of net investment income to average net assets (%)	2.12	(d)	2.67	2.82	2.60	3.25	3.57
Portfolio turnover rate (%)	400	(c)(f)	679 (f)	801 (f)	1,002 (f)	1,483	2,064
Net assets, end of period (in millions)	$530.1		$519.5	$488.1	$503.6	$477.1	$453.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$110.00		$106.41	$114.32	$110.02	$107.49	$103.38

Income (Loss) from Investment Operations
Net investment income (a)	1.22		3.00	3.18	3.02	3.63	3.91
Net realized and unrealized gain (loss) on investments	(0.86)		4.23	(4.04)	4.91	3.07	4.34

Total from investment operations	0.36		7.23	(0.86)	7.93	6.70	8.25

Less Distributions
Distributions from net investment income	(4.06)		(3.64)	(4.31)	(2.89)	(4.17)	(4.14)
Distributions from net realized capital gains	(1.24)		0.00	(2.74)	(0.74)	0.00	0.00

Total distributions	(5.30)		(3.64)	(7.05)	(3.63)	(4.17)	(4.14)

Net Asset Value, End of Period	$105.06		$110.00	$106.41	$114.32	$110.02	$107.49

Total Return (%) (b)	0.33	(c)	6.92	(0.91)	7.38	6.41	8.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51	(d)	0.50	0.50	0.51	0.52	0.55
Net ratio of expenses to average net assets (%) (e)	0.51	(d)	0.50	0.50	0.51	0.51	0.53
Ratio of net investment income to average net assets (%)	2.22	(d)	2.78	2.92	2.70	3.36	3.67
Portfolio turnover rate (%)	400	(c)(f)	679 (f)	801 (f)	1,002 (f)	1,483	2,064
Net assets, end of period (in millions)	$137.0		$143.8	$150.7	$176.2	$193.9	$226.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 161%, 276%, 267% and 390% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Bond Income Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

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Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

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Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus.

Book-tax differences are primarily due to foreign currency transactions, amortization of debt securities, convertible preferred stock, paydown gain/loss reclasses, dollar roll transactions, and swap contract transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $40,726,250, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as Reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2015, the Portfolio had an outstanding reverse repurchase agreement balance for 63 days. The average amount of borrowings was $69,103,075 and the weighted average interest rate was 0.73% during the 63 day period. There were no outstanding reverse repurchase agreements as of June 30, 2015.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an

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agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2015, the Portfolio entered into secured borrowing transactions involving U.S. Treasury securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop”, is included in net investment income with the cost of the secured borrowing transaction being recorded as interest expense over the term of the borrowing.

For the six months ended June 30, 2015, the Portfolio’s average amount of borrowings was $357,094 and the weighted average interest rate was (0.3500%). At June 30, 2015, the Portfolio had no outstanding borrowings. For the six months ended June 30, 2015, the Portfolio had an outstanding secured borrowing transaction balance for 1 day.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Treasury and mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase & Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

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High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked to market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters

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into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Options on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

Written Options

The Portfolio transactions in written options during the six months ended June 30, 2015:

Call Options	Notional Amount*	Number of Contracts	Premium Received
Options outstanding December 31, 2014	756,404,200	156	$4,646,701
Options written	7,318,541,210	2,301	6,858,214
Options bought back	(666,452,000)	(1,943)	(6,650,306)
Options exercised	(160,965,200)	—	(3,046,507)
Options expired	(323,554,100)	—	(517,757)

Options outstanding June 30, 2015	6,923,974,110	514	$1,290,345

Put Options	Notional Amount*	Number of Contracts	Premium Received
Options outstanding December 31, 2014	304,799,000	178	$1,632,000
Options written	1,055,716,000	9,088	14,342,693
Options bought back	(420,652,500)	(2,118)	(6,308,026)
Options expired	(405,913,500)	(220)	(6,047,642)

Options outstanding June 30, 2015	533,949,000	6,928	$3,619,025

*	Amount shown is in the currency in which the transaction was denominated.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally-cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. Only a limited number of derivative transactions are currently eligible for clearing.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of

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Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally-cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood

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Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust the interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a) (d)	$826,328
	OTC swap contracts at market value (b)	3,519,700	OTC swap contracts at market value (b)	$3,706,475
	Unrealized appreciation on centrally cleared swap contracts (c)*	2,777,046	Unrealized depreciation on centrally cleared swap contracts (c)*	814,370
	Unrealized appreciation on futures contracts** (c)	704,942	Unrealized depreciation on futures contracts** (c)	5,978,460
			Written options at value (e)	1,659,104
Credit	OTC swap contracts at market value (b)	954,948	OTC swap contracts at market value (b)	3,038,389
	Unrealized appreciation on centrally cleared swap contracts* (c)	181,628
Foreign Exchange	Investments at market value (a)	2,525,371
	Unrealized appreciation on forward foreign currency exchange contracts	3,981,675	Unrealized depreciation on forward foreign currency exchange contracts	7,693,875
			Written options at value	1,398,922

Total		$15,471,638		$24,289,595

*	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(a)	Represents purchased options which are part of investments as shown in the Statement of Assets and Liabilities.
(b)	Excludes OTC swap interest receivable of $369,415 and OTC swap interest payable of $301,968.
(c)	Financial instrument not subject to a master netting agreement.
(d)	Includes exchange traded purchased options with a value of $801,869 that is not subject to a master netting agreement.
(e)	Includes exchange traded written options with a value of $566,844 that is not subject to a master netting agreement.

MSF-49

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”)(see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2015.

Counterparty	Derivative Assets subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$2,908,507	$(1,610,149)	$(910,000)	$388,358
Barclays Bank plc	952,381	(278,331)	(674,050)	—
BNP Paribas S.A.	680,352	(680,352)	—	—
Citibank N.A.	1,482,845	(1,482,845)	—	—
Credit Suisse International	102,843	(102,843)	—	—
Deutsche Bank AG	2,221,012	(2,221,012)	—	—
Goldman Sachs & Co.	954,432	(822,281)	—	132,151
HSBC Bank plc	25,928	(25,928)	—	—
JPMorgan Chase Bank N.A.	1,335,290	(762,031)	—	573,259
Morgan Stanley & Co.	94,536	(21,297)	—	73,239
Royal Bank of Canada	910	—	—	910
Royal Bank of Scotland plc	36,793	(36,793)	—	—
Societe Generale	13,050	(13,050)	—	—
Standard Chartered Bank	22,088	—	—	22,088
State Street Bank and Trust	58,747	(54,794)	—	3,953
Toronto Dominion Bank	19,560	—	—	19,560
UBS AG	96,879	(96,879)	—	—

	$11,006,153	$(8,208,585)	$(1,584,050)	$1,213,518

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2015.

Counterparty	Derivative Liabilities subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$1,610,149	$(1,610,149)	$—	$—
Barclays Bank plc	278,331	(278,331)	—	—
BNP Paribas S.A.	2,744,127	(680,352)	—	2,063,775
Citibank N.A.	1,714,240	(1,482,845)	(231,395)	—
Credit Suisse International	705,799	(102,843)	(475,174)	127,782
Deutsche Bank AG	7,195,894	(2,221,012)	(2,570,000)	2,404,882
Goldman Sachs & Co.	822,281	(822,281)	—	—
HSBC Bank plc	443,536	(25,928)	—	417,608
JPMorgan Chase Bank N.A.	762,031	(762,031)	—	—
Morgan Stanley & Co.	21,297	(21,297)	—	—
Royal Bank of Scotland plc	91,476	(36,793)	—	54,683
Societe Generale	18,035	(13,050)	—	4,985
State Street Bank and Trust	54,794	(54,794)	—	—
UBS AG	467,931	(96,879)	—	371,052

	$16,929,921	$(8,208,585)	$(3,276,569)	$5,444,767

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

MSF-50

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$(4,857,226)	$—	$(1,789,679)	$(6,646,905)
Forward foreign currency transactions	—	—	29,567,312	29,567,312
Futures contracts	6,464,966	—	—	6,464,966
Swap contracts	3,219,430	3,769,821	—	6,989,251
Written options	1,056,314	—	6,002,435	7,058,749

	$5,883,484	$3,769,821	$33,780,068	$43,433,373

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$1,431,359	$—	$(18,593,025)	$(17,161,666)
Forward foreign currency transactions	—	—	(13,116,677)	(13,116,677)
Futures contracts	(15,582,702)	—	—	(15,582,702)
Swap contracts	1,380,885	(1,216,320)	—	164,565
Written options	922,150	—	17,368,203	18,290,353

	$(11,848,308)	$(1,216,320)	$(14,341,499)	$(27,406,127)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Investments (a)	$811,237,303
Forward foreign currency transactions	863,898,634
Futures contracts long	632,287,267
Futures contracts short	(850,232,621)
Swap contracts	742,995,399
Written options	(659,342,714)

‡	Averages are based on activity levels during the period.
(a)	Represents purchased options which are part of net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

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Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$17,523,753,097	$1,363,648,087	$17,845,372,329	$1,214,410,433

The Portfolio engaged in security transactions with other accounts managed by BlackRock Advisors, LLC that amounted to $9,997,834 in purchases and $1,521,691 in sales of investments, which is included above.

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$12,358,703,166	$12,178,625,776

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Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$6,904,497	0.400%	Of the first $1 billion
	0.350%	Of the next $1 billion
	0.300%	Of the next $1 billion
	0.250%	On amounts in excess of $3 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Advisors, LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.030%	Of the first $1 billion
0.025%	Of the next $1 billion

Any reductions in total advisory fees paid by the Portfolio due to these waivers may be reduced or eliminated by changes in the advisory fee structure at higher asset levels. MetLife Advisers will receive advisory fees equal to 0.325% of the Portfolio’s average daily net assets for amounts over $2 billion but less than $3 billion (0.025% over the contractual advisory fee rate) and 0.325% for amounts over $3 billion but less than $3.4 billion (0.075% over the contractual advisory fee rate). As a result, the dollar amount of the waiver will be reduced as assets grow beyond $2 billion up to $3.4 billion, but the advisory fee net of waivers will never exceed the contractual dollar amount that would otherwise be payable under the advisory fee.

An identical agreement was in place for the period January 1, 2015 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

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Metropolitan Series Fund

BlackRock Bond Income Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$135,238,241	$201,565,998	$—	$30,718,094	$135,238,241	$232,284,092

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$190,261,258	$13,991,825	$8,984,026	$—	$213,237,109

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized $31,066,700 of capital loss carryforwards.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-54

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Bond Income Portfolio and the Board of Trustees of Metropolitan Series Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Bond Income Portfolio, one of the portfolios constituting Metropolitan Series Fund (the “Trust”), as of June 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2014, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Bond Income Portfolio of Metropolitan Series Fund as of June 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2014, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 26, 2015

MSF-55

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Managed By BlackRock Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the BlackRock Capital Appreciation Portfolio returned 6.05%, 5.89%, and 5.96%, respectively. The Portfolio’s benchmark, the Russell 1000 Growth Index1, returned 3.96%.

MARKET ENVIRONMENT / CONDITIONS

The year started with U.S. stock prices falling as lower oil prices punished the Energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. High valuations in U.S. stocks drove equity investors toward more appealing opportunities overseas. U.S. stocks rebounded in February due to increased merger and acquisition (“M&A”) activity and strong earnings reports from cyclical technology companies. However, stock prices came under pressure again in March as an improving labor market furthered the appreciation of the U.S. dollar and raised investors’ focus on the timing of an expected Federal Reserve move toward tightening policy. U.S. equities came back into favor in April, after a powerful rally in European equities left valuations in the United States looking more appealing by comparison. U.S. stocks continued to outperform international markets in the following months as increasing turmoil around Greece’s debt troubles drove investors to the relative stability of U.S. markets. For the six-month period, Health Care was the best-performing sector in the Russell 1000 Growth Index, followed by Consumer Discretionary and Information Technology (“IT”).

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Russell 1000 Growth Index during the six-month period due to strong stock selection in Health Care, mainly within pharmaceuticals and biotechnology, and Consumer Discretionary, in the internet & catalog retail industry. Stock selection in IT was the main detractor due to weakness among internet software & services holdings.

From an individual security perspective, Netflix was the top contributor to performance for the period. Netflix performed well as the company’s global subscriber growth came in materially above expectations, with total customers topping 62 million. Momentum in the shares continued through the second quarter as investors began to price in the inherent profitability and value creation of the company’s business model, driven by its technology and content scale.

Pharmaceutical holdings Valeant Pharmaceuticals and United Therapeutics also lifted returns. Valeant’s shares rose early in the period on news that the company would be acquiring Salix Pharmaceuticals, which would establish Valeant’s presence in the gastrointestinal therapeutics market. Valeant’s stock received a further boost following strong first-quarter results, beating expectations and lifting its full-year forecast, as well as Food and Drug Administration approval of Xifaxan, a drug to treat irritable bowel syndrome, which the company acquired with the purchase of Salix. United Therapeutics benefited amid greater investor appreciation for principal drivers of the company’s revenue and earnings, which we believe have much longer life spans than assumed by the market. Shares also gained on disappointing results for competing pulmonary arterial hypertension drug Selexipag, in addition to the ongoing M&A trend among biotechnology and pharmaceutical firms.

Individual portfolio detractors included Twenty-First Century Fox, Yahoo! Inc. along with Alibaba, and Baidu, Inc. Twenty-First Century Fox underperformed as investors worried about the impact of foreign exchange on the company’s earnings forecasts for fiscal years 2015 and 2016. In addition, ratings remained weak at its Fox broadcast network. While these concerns are valid, we believe them to be temporary and continue to like Fox’s industry-leading growth profile and the stock’s reasonable valuation. Moreover, we believe the company’s key strategic assets such as StarTV (India’s dominant TV channel network), Hulu, Sky, and others have thus far been underappreciated by investors.

Alibaba and Yahoo! both underperformed after Alibaba’s December announcement of quarterly earnings disappointed investors. While users, gross sales and profitability continued to show healthy, and in some cases, accelerating growth, the company had a disappointing revenue margin (a measure of the percentage of gross merchandise sales that turn into revenues). In our view, the temporary adjustment in revenue margin should ultimately result in healthy long-term growth. We remain positive on Alibaba’s growth opportunities and competitive positioning. In addition, Yahoo! announced a value-enhancing, tax-free spinoff of its Alibaba stake into a separately traded company, which is accretive to our valuation assumptions.

MSF-1

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Managed By BlackRock Advisors, LLC

Portfolio Manager Commentary*—(Continued)

Baidu reported strong revenue growth in the fourth quarter of 2014, but the stock underperformed following its forecast of lower-than-expected revenue growth for the first quarter of 2015, as well as higher spending for the year. We sold the Portfolio’s position after period end.

At period-end, the Portfolio’s largest sector overweights relative to the Russell 1000 Growth Index remained IT and Health Care. The Portfolio’s largest underweights were Consumer Staples due to extended valuations, limited pricing power and exposure to overseas sales, and Industrials given the slowdown in capital expenditure intentions and reduced competitiveness owing to the stronger dollar.

Lawrence Kemp

Portfolio Manager

BlackRock Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
BlackRock Capital Appreciation Portfolio
Class A	6.05	14.77	16.02	8.53
Class B	5.89	14.45	15.74	8.26
Class E	5.96	14.58	15.85	8.37
Russell 1000 Growth Index	3.96	10.56	18.59	9.10

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Apple, Inc.	5.1
Facebook, Inc. - Class A	4.9
AbbVie, Inc.	4.7
Google, Inc. - Class A	4.6
Visa, Inc. - Class A	3.8
United Therapeutics Corp.	3.4
Vertex Pharmaceuticals, Inc.	3.3
Salesforce.com, Inc.	3.0
UnitedHealth Group, Inc.	2.8
Dollar General Corp.	2.8

Top Sectors

% of Net Assets
Information Technology	37.7
Health Care	24.0
Consumer Discretionary	21.1
Financials	7.7
Industrials	4.0
Consumer Staples	2.6
Energy	1.8
Materials	0.9

MSF-3

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Capital Appreciation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.66%	$1,000.00	$1,060.50	$3.37
	Hypothetical*	0.66%	$1,000.00	$1,021.52	$3.31

Class B(a)	Actual	0.91%	$1,000.00	$1,058.90	$4.65
	Hypothetical*	0.91%	$1,000.00	$1,020.28	$4.56

Class E(a)	Actual	0.81%	$1,000.00	$1,059.60	$4.14
	Hypothetical*	0.81%	$1,000.00	$1,020.78	$4.06

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Airlines—1.6%
Delta Air Lines, Inc.	226,993	$9,324,873
Spirit Airlines, Inc. (a)	347,954	21,607,943

		30,932,816

Auto Components—0.9%
Delphi Automotive plc	207,699	17,673,108

Banks—1.9%
JPMorgan Chase & Co.	541,256	36,675,506

Beverages—1.5%
Constellation Brands, Inc. - Class A	250,024	29,007,785

Biotechnology—6.7%
United Therapeutics Corp. (a) (b)	384,916	66,956,138
Vertex Pharmaceuticals, Inc. (a)	518,825	64,064,511

		131,020,649

Chemicals—0.9%
Ecolab, Inc.	154,663	17,487,745

Consumer Finance—1.2%
Discover Financial Services	422,756	24,359,201

Diversified Financial Services—3.6%
Berkshire Hathaway, Inc. - Class B (a)	286,779	39,033,490
Moody’s Corp.	285,250	30,795,590

		69,829,080

Food & Staples Retailing—1.1%
CVS Health Corp.	196,085	20,565,395

Health Care Providers & Services—4.7%
Humana, Inc.	191,088	36,551,313
UnitedHealth Group, Inc.	448,064	54,663,808

		91,215,121

Internet & Catalog Retail—6.6%
Amazon.com, Inc. (a)	67,959	29,500,322
Netflix, Inc. (a)	73,834	48,504,508
TripAdvisor, Inc. (a) (b)	578,616	50,420,598

		128,425,428

Internet Software & Services—17.2%
Alibaba Group Holding, Ltd. (ADR) (a)	462,618	38,059,583
Baidu, Inc. (ADR) (a)	130,397	25,959,435
Facebook, Inc. - Class A (a)	1,120,407	96,091,706
Google, Inc. - Class A (a)	165,379	89,311,275
LinkedIn Corp. - Class A (a)	129,754	26,811,069
Tencent Holdings, Ltd.	1,708,800	34,045,224
Yahoo!, Inc. (a)	605,942	23,807,461

		334,085,753

IT Services—7.5%
Alliance Data Systems Corp. (a)	154,706	45,164,870

IT Services—(Continued)
MasterCard, Inc. - Class A	284,793	26,622,450
Visa, Inc. - Class A	1,094,082	73,467,606

		145,254,926

Media—5.9%
Liberty Global plc - Class A (a)	907,854	49,087,666
Twenty-First Century Fox, Inc. - Class A	1,213,067	39,479,265
Walt Disney Co. (The)	234,090	26,719,033

		115,285,964

Multiline Retail—2.8%
Dollar General Corp.	688,341	53,511,629

Oil, Gas & Consumable Fuels—1.8%
Concho Resources, Inc. (a)	301,781	34,360,785

Pharmaceuticals—12.5%
AbbVie, Inc.	1,366,574	91,820,107
Allergan plc (a)	133,532	40,521,621
Mallinckrodt plc (a)	177,629	20,910,486
Perrigo Co. plc	279,914	51,736,505
Valeant Pharmaceuticals International, Inc. (a)	172,022	38,214,687

		243,203,406

Real Estate Investment Trusts—1.0%
Crown Castle International Corp.	242,990	19,512,097

Road & Rail—2.4%
Union Pacific Corp.	492,943	47,011,974

Software—6.8%
Mobileye NV (a)	260,123	13,830,740
Oracle Corp.	907,836	36,585,791
Salesforce.com, Inc. (a)	835,361	58,166,186
Splunk, Inc. (a) (b)	177,882	12,384,145
Workday, Inc. - Class A (a) (b)	145,425	11,109,016

		132,075,878

Specialty Retail—2.8%
Home Depot, Inc. (The)	312,313	34,707,344
Restoration Hardware Holdings, Inc. (a)	193,858	18,926,356

		53,633,700

Technology Hardware, Storage & Peripherals—5.1%
Apple, Inc.	794,198	99,612,284

Textiles, Apparel & Luxury Goods—2.2%
lululemon athletica, Inc. (a)	264,453	17,268,781
NIKE, Inc. - Class B	233,144	25,184,215

		42,452,996

Total Common Stocks (Cost $1,612,712,417)		1,917,193,226

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Preferred Stock—1.1%

Security Description	Shares/ Principal Amount*	Value

Software—1.1%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	$21,848,322

Short-Term Investments—1.4%

Mutual Fund—1.1%
State Street Navigator Securities Lending MET Portfolio (e)	21,157,491	21,157,491

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $6,603,093 on 07/01/15, collateralized by $6,720,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $6,736,800.	6,603,093	6,603,093

Total Short-Term Investments (Cost $27,760,584)		27,760,584

Total Investments—101.2% (Cost $1,656,028,195) (f)		1,966,802,132
Other assets and liabilities (net)—(1.2)%		(23,689,440)

Net Assets—100.0%		$1,943,112,692

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $51,577,861 and the collateral received consisted of cash in the amount of $21,157,491 and non-cash collateral with a value of $33,898,513. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 1.1% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $21,848,322, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(f)	As of June 30, 2015, the aggregate cost of investments was $1,656,028,195. The aggregate unrealized appreciation and depreciation of investments were $321,176,269 and $(10,402,332), respectively, resulting in net unrealized appreciation of $310,773,937.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$21,848,322

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$30,932,816	$—	$—	$30,932,816
Auto Components	17,673,108	—	—	17,673,108
Banks	36,675,506	—	—	36,675,506
Beverages	29,007,785	—	—	29,007,785
Biotechnology	131,020,649	—	—	131,020,649
Chemicals	17,487,745	—	—	17,487,745
Consumer Finance	24,359,201	—	—	24,359,201
Diversified Financial Services	69,829,080	—	—	69,829,080
Food & Staples Retailing	20,565,395	—	—	20,565,395
Health Care Providers & Services	91,215,121	—	—	91,215,121
Internet & Catalog Retail	128,425,428	—	—	128,425,428
Internet Software & Services	300,040,529	34,045,224	—	334,085,753
IT Services	145,254,926	—	—	145,254,926
Media	115,285,964	—	—	115,285,964
Multiline Retail	53,511,629	—	—	53,511,629
Oil, Gas & Consumable Fuels	34,360,785	—	—	34,360,785
Pharmaceuticals	243,203,406	—	—	243,203,406
Real Estate Investment Trusts	19,512,097	—	—	19,512,097
Road & Rail	47,011,974	—	—	47,011,974
Software	132,075,878	—	—	132,075,878
Specialty Retail	53,633,700	—	—	53,633,700
Technology Hardware, Storage & Peripherals	99,612,284	—	—	99,612,284
Textiles, Apparel & Luxury Goods	42,452,996	—	—	42,452,996
Total Common Stocks	1,883,148,002	34,045,224	—	1,917,193,226
Total Preferred Stock*	—	—	21,848,322	21,848,322
Short-Term Investments
Mutual Fund	21,157,491	—	—	21,157,491
Repurchase Agreement	—	6,603,093	—	6,603,093
Total Short-Term Investments	21,157,491	6,603,093	—	27,760,584
Total Investments	$1,904,305,493	$40,648,317	$21,848,322	$1,966,802,132

Collateral for securities loaned (Liability)	$—	$(21,157,491)	$—	$(21,157,491)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of June 30, 2015	Change in Unrealized Appreciation from Investments Still Held at June 30, 2015
Preferred Stocks
Software	$20,351,167	$1,497,155	$21,848,322	$1,497,155

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at June 30, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Preferred Stocks
Software	$21,848,322	Market Transaction Method	Precedent Transaction	$8.89	$8.89	$8.89	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.50%	17.50%	16.50%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value / Revenue	11.4x	17.0x	17.0x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,966,802,132
Cash denominated in foreign currencies (c)	98
Receivable for:
Investments sold	7,621,707
Fund shares sold	479,869
Dividends	316,410

Total Assets	1,975,220,216
Liabilities
Due to custodian	3,558,442
Collateral for securities loaned	21,157,491
Payables for:
Investments purchased	5,534,020
Fund shares redeemed	515,643
Accrued expenses:
Management fees	1,035,760
Distribution and service fees	43,802
Deferred trustees’ fees	71,806
Other expenses	190,560

Total Liabilities	32,107,524

Net Assets	$1,943,112,692

Net assets consist of:
Paid in surplus	$1,534,879,462
Accumulated net investment loss	(248,567)
Accumulated net realized gain	97,708,992
Unrealized appreciation on investments and foreign currency transactions	310,772,805

Net Assets	$1,943,112,692

Net Assets
Class A	$1,717,405,553
Class B	184,642,126
Class E	41,065,013
Capital Shares Outstanding*
Class A	47,158,265
Class B	5,200,890
Class E	1,142,107
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$36.42
Class B	35.50
Class E	35.96

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,656,028,195.
(b)	Includes securities loaned at value of $51,577,861.
(c)	Identified cost of cash denominated in foreign currencies was $98.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends	$6,523,003
Securities lending income	80,725

Total investment income	6,603,728
Expenses
Management fees	6,842,645
Administration fees	23,229
Custodian and accounting fees	77,797
Distribution and service fees—Class B	230,822
Distribution and service fees—Class E	31,216
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	19,506
Shareholder reporting	62,337
Insurance	6,314
Miscellaneous	9,525

Total expenses	7,337,700
Less management fee waiver	(545,420)
Less broker commission recapture	(6,243)

Net expenses	6,786,037

Net Investment Loss	(182,309)

Net Realized and Unrealized Gain
Net realized gain on:
Investments	101,411,922
Foreign currency transactions	6

Net realized gain	101,411,928

Net change in unrealized appreciation (depreciation) on:
Investments	17,164,539
Foreign currency transactions	(124)

Net change in unrealized appreciation	17,164,415

Net realized and unrealized gain	118,576,343

Net Increase in Net Assets From Operations	$118,394,034

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(182,309)	$(54,772)
Net realized gain	101,411,928	335,645,666
Net change in unrealized appreciation (depreciation)	17,164,415	(162,155,731)

Increase in net assets from operations	118,394,034	173,435,163

From Distributions to Shareholders
Net investment income
Class A	0	(1,160,142)
Net realized capital gains
Class A	(293,511,316)	0
Class B	(31,968,986)	0
Class E	(7,090,520)	0

Total distributions	(332,570,822)	(1,160,142)

Increase (decrease) in net assets from capital share transactions	149,847,882	(319,009,259)

Total decrease in net assets	(64,328,906)	(146,734,238)

Net Assets
Beginning of period	2,007,441,598	2,154,175,836

End of period	$1,943,112,692	$2,007,441,598

Accumulated net investment loss
End of period	$(248,567)	$(66,258)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	286,017	$12,076,900	3,108,544	$112,700,814
Reinvestments	7,917,759	293,511,316	32,689	1,160,142
Redemptions	(4,287,503)	(181,302,136)	(10,572,883)	(404,232,821)

Net increase (decrease)	3,916,273	$124,286,080	(7,431,650)	$(290,371,865)

Class B
Sales	129,313	$5,335,391	335,091	$12,534,919
Reinvestments	884,587	31,968,986	0	0
Redemptions	(385,083)	(15,987,855)	(889,406)	(33,579,792)

Net increase (decrease)	628,817	$21,316,522	(554,315)	$(21,044,873)

Class E
Sales	59,450	$2,486,164	138,131	$5,238,597
Reinvestments	193,730	7,090,520	0	0
Redemptions	(127,772)	(5,331,404)	(340,067)	(12,831,118)

Net increase (decrease)	125,408	$4,245,280	(201,936)	$(7,592,521)

Increase (decrease) derived from capital shares transactions		$149,847,882		$(319,009,259)

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$41.19		$37.85	$28.45	$24.96	$27.45	$22.96

Income (Loss) from Investment Operations
Net investment income (a)	0.00	(b)	0.01	0.03	0.26	0.11	0.05
Net realized and unrealized gain (loss) on investments	2.62		3.35	9.63	3.32	(2.55)	4.49

Total from investment operations	2.62		3.36	9.66	3.58	(2.44)	4.54

Less Distributions
Distributions from net investment income	0.00		(0.02)	(0.26)	(0.09)	(0.05)	(0.05)
Distributions from net realized capital gains	(7.39)		0.00	0.00	0.00	0.00	0.00

Total distributions	(7.39)		(0.02)	(0.26)	(0.09)	(0.05)	(0.05)

Net Asset Value, End of Period	$36.42		$41.19	$37.85	$28.45	$24.96	$27.45

Total Return (%) (c)	6.05	(d)	8.90	34.22 (e)	14.37	(8.95)	19.82

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	(f)	0.71	0.71	0.73	0.73	0.77
Net ratio of expenses to average net assets (%) (g)	0.66	(f)	0.71	0.70	0.72	0.72	0.75
Ratio of net investment income to average net assets (%)	0.01	(f)	0.02	0.10	0.93	0.41	0.23
Portfolio turnover rate (%)	31	(d)	99	160	59	83	72
Net assets, end of period (in millions)	$1,717.4		$1,781.3	$1,917.9	$1,410.4	$1,314.6	$649.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$40.38		$37.17	$27.94	$24.52	$26.99	$22.59

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)		(0.09)	(0.05)	0.18	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	2.56		3.30	9.47	3.26	(2.50)	4.42

Total from investment operations	2.51		3.21	9.42	3.44	(2.47)	4.41

Less Distributions
Distributions from net investment income	0.00		0.00	(0.19)	(0.02)	0.00	(0.01)
Distributions from net realized capital gains	(7.39)		0.00	0.00	0.00	0.00	0.00

Total distributions	(7.39)		0.00	(0.19)	(0.02)	0.00	(0.01)

Net Asset Value, End of Period	$35.50		$40.38	$37.17	$27.94	$24.52	$26.99

Total Return (%) (c)	5.89	(d)	8.64	33.90 (e)	14.07	(9.15)	19.47

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(f)	0.96	0.96	0.98	0.98	1.02
Net ratio of expenses to average net assets (%) (g)	0.91	(f)	0.96	0.95	0.97	0.97	1.00
Ratio of net investment income (loss) to average net assets (%)	(0.24	)(f)	(0.23)	(0.16)	0.68	0.12	(0.03)
Portfolio turnover rate (%)	31	(d)	99	160	59	83	72
Net assets, end of period (in millions)	$184.6		$184.6	$190.5	$165.0	$153.7	$145.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$40.79		$37.51	$28.19	$24.73	$27.21	$22.77

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.05)	(0.02)	0.21	0.06	0.02
Net realized and unrealized gain (loss) on investments	2.59		3.33	9.56	3.30	(2.52)	4.45

Total from investment operations	2.56		3.28	9.54	3.51	(2.46)	4.47

Less Distributions
Distributions from net investment income	0.00		0.00	(0.22)	(0.05)	(0.02)	(0.03)
Distributions from net realized capital gains	(7.39)		0.00	0.00	0.00	0.00	0.00

Total distributions	(7.39)		0.00	(0.22)	(0.05)	(0.02)	(0.03)

Net Asset Value, End of Period	$35.96		$40.79	$37.51	$28.19	$24.73	$27.21

Total Return (%) (c)	5.96	(d)	8.74	34.04 (e)	14.17	(9.06)	19.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	(f)	0.86	0.86	0.88	0.88	0.92
Net ratio of expenses to average net assets (%) (g)	0.81	(f)	0.86	0.85	0.87	0.87	0.90
Ratio of net investment income (loss) to average net assets (%)	(0.14	)(f)	(0.13)	(0.06)	0.78	0.21	0.07
Portfolio turnover rate (%)	31	(d)	99	160	59	83	72
Net assets, end of period (in millions)	$41.1		$41.5	$45.7	$41.9	$41.6	$51.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	In 2013 0.03%, 0.03% and 0.03% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadvisor. Excluding this item, total return would have been 34.19%, 33.87% and 34.01% for Class A, Class B and Class E, respectively.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Capital Appreciation Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-13

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to broker commission recapture, foreign currency transactions, return of capital adjustments, ordinary loss netting, and distribution re-designation. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

MSF-14

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $6,603,093, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

MSF-15

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$617,439,281	$0	$802,914,273

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$6,842,645	0.730%	Of the first $1 billion
	0.650%	On amounts in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Advisors, LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.020%	Of the first $500 million
0.080%	On the next $500 million
0.060%	On amounts in excess of $1 billion

MSF-16

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$1,160,142	$14,533,902	$—	$—	$1,160,142	$14,533,902

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$83,521,306	$248,902,370	$290,052,600	$—	$622,476,276

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the portfolio utilized $3,282,055 of capital loss carryforwards.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

MSF-17

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-18

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Managed By BlackRock Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the BlackRock Large Cap Value Portfolio returned 3.06%, 2.93%, and 3.01%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned -0.61%.

MARKET ENVIRONMENT / CONDITIONS

The U.S. equity market traded in a relatively narrow range during the period, touching new all-time highs in May before settling virtually unchanged as the Greek debt crisis threatened investor confidence at the end of June. Robust merger and acquisition activity combined with better-than-expected corporate earnings supported the market’s rise, but the strengthening dollar and anticipation of the Federal Reserve’s first interest rate increase were hindrances. Within the Russell 1000 Value Index, the Health Care sector delivered the best performance, while the rising interest rate environment led Utilities to post the weakest performance.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Russell 1000 Value Index during the six-month period.

Stock selection in the Energy sector was the largest contributor to outperformance. A significant investment in refiners and the avoidance of large integrated oil companies accounted for the relative strength. Refiners Valero Energy Corporation and Marathon Petroleum Corporation each generated double-digit returns, while Exxon Mobil Corporation and Chevron Corporation declined significantly amid a weak oil price environment.

Strong results in the pharmaceuticals industry drove the Portfolio’s outperformance in the Health Care sector. A significant position in Hospira, Inc. rallied higher on news of an acquisition by Pfizer, Inc., which was among the Portfolio’s larger holdings during the period. Pfizer investors also reacted positively to the accretive deal as it is expected to increase the company’s growth rate. Hospira’s position in biosimilars (generic versions of biologic drugs) was seen as a valuable addition to the company.

In Consumer Staples, Kroger Co., which was among the Portfolio’s larger holdings, continued its excellent momentum, prompting us to scale back the position. Elsewhere in the sector, the avoidance of large Index constituent Procter & Gamble, Inc. had a positive impact on relative performance as the strength in the dollar and lackluster growth in emerging markets challenged the company’s substantial international business. Sector allocation also contributed positively, notably due to the Portfolio’s substantial overweight to the strong-performing Health Care sector and underweight to the poor-performing Utilities sector.

Stock selection in the Telecommunication Services sector detracted modestly from relative performance. Not owning large benchmark constituent AT&T, Inc. hurt results as AT&T received investor attention in advance of its imminent acquisition of DirecTV. We continue to view Verizon as the winner among the wireless providers, with the most differentiated and highest quality wireless network, and it trades at a discount to AT&T. The Portfolio’s overweight to Information Technology also had a negative impact on results, due mainly to a particular overweight in the communications equipment industry. Portfolio holding QUALCOMM, Inc. struggled amid concerns over its business in China, while Ericsson fell after reporting worse-than-expected quarterly earnings in April.

At period-end, the Portfolio held notable overweights relative to the Russell 1000 Value Index in the Consumer Discretionary and Health Care sectors, while holding significant underweights in Industrials, Consumer Staples and Utilities.

Bart Geer

Carrie King

Portfolio Managers

BlackRock Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
BlackRock Large Cap Value Portfolio
Class A	3.06	5.40	15.87	6.02
Class B	2.93	5.19	15.61	5.76
Class E	3.01	5.26	15.71	5.88
Russell 1000 Value Index	-0.61	4.13	16.50	7.05

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
JPMorgan Chase & Co.	5.1
Pfizer, Inc.	4.9
Citigroup, Inc.	4.9
Cisco Systems, Inc.	4.3
Marathon Oil Corp.	3.4
Valero Energy Corp.	2.9
QUALCOMM, Inc.	2.9
Verizon Communications, Inc.	2.9
Capital One Financial Corp.	2.7
Discover Financial Services	2.6

Top Sectors

% of Net Assets
Financials	30.9
Health Care	16.8
Energy	13.0
Consumer Discretionary	12.5
Information Technology	10.3
Telecommunication Services	4.6
Industrials	4.4
Utilities	2.9
Materials	2.3
Consumer Staples	2.1

MSF-2

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Large Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.62%	$1,000.00	$1,030.60	$3.12
	Hypothetical*	0.62%	$1,000.00	$1,021.72	$3.11

Class B(a)	Actual	0.87%	$1,000.00	$1,029.30	$4.38
	Hypothetical*	0.87%	$1,000.00	$1,020.48	$4.36

Class E(a)	Actual	0.77%	$1,000.00	$1,030.10	$3.88
	Hypothetical*	0.77%	$1,000.00	$1,020.98	$3.86

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Honeywell International, Inc.	47,990	$4,893,540
Northrop Grumman Corp.	16,260	2,579,324
Raytheon Co.	186,575	17,851,496
Spirit AeroSystems Holdings, Inc. - Class A (a)	46,720	2,574,739

		27,899,099

Airlines—0.4%
American Airlines Group, Inc.	170,890	6,824,492

Auto Components—1.3%
Lear Corp.	187,030	20,995,988

Automobiles—1.4%
General Motors Co.	598,260	19,940,006
Thor Industries, Inc.	45,476	2,559,389

		22,499,395

Banks—13.8%
Citigroup, Inc.	1,423,031	78,608,232
JPMorgan Chase & Co.	1,206,347	81,742,073
KeyCorp	673,680	10,118,673
Regions Financial Corp.	1,266,841	13,124,473
Wells Fargo & Co.	703,070	39,540,657

		223,134,108

Capital Markets—1.5%
Ameriprise Financial, Inc.	31,020	3,875,329
KKR & Co. L.P.	181,081	4,137,701
Morgan Stanley	375,950	14,583,100
State Street Corp.	13,250	1,020,250

		23,616,380

Chemicals—2.2%
Akzo Nobel NV (ADR) (b)	814,350	19,804,992
Celanese Corp. - Series A	30,560	2,196,653
LyondellBasell Industries NV - Class A	137,050	14,187,416

		36,189,061

Communications Equipment—8.5%
Cisco Systems, Inc.	2,508,740	68,890,000
Motorola Solutions, Inc.	50,720	2,908,285
QUALCOMM, Inc.	750,360	46,995,047
Telefonaktiebolaget LM Ericsson (ADR)	1,808,150	18,877,086

		137,670,418

Construction & Engineering—0.8%
AECOM (a) (b)	174,830	5,783,377
Jacobs Engineering Group, Inc. (a)	166,610	6,767,698

		12,551,075

Consumer Finance—5.8%
Capital One Financial Corp.	493,210	43,387,684
Discover Financial Services	724,880	41,767,585

Consumer Finance—(Continued)
SLM Corp. (a)	878,960	8,675,335

		93,830,604

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	32,280	1,707,935

Diversified Financial Services—2.0%
NASDAQ OMX Group, Inc. (The)	652,875	31,866,829

Diversified Telecommunication Services—2.9%
Verizon Communications, Inc.	995,380	46,394,662

Electric Utilities—0.7%
Exelon Corp. (b)	379,210	11,914,778
FirstEnergy Corp.	4,950	161,123

		12,075,901

Electronic Equipment, Instruments & Components—0.2%
Avnet, Inc.	80,940	3,327,443

Energy Equipment & Services—1.0%
Baker Hughes, Inc.	55,170	3,403,989
Halliburton Co.	26,820	1,155,137
Superior Energy Services, Inc.	525,520	11,056,941

		15,616,067

Food & Staples Retailing—1.4%
CVS Health Corp.	37,020	3,882,658
Kroger Co. (The)	269,157	19,516,574

		23,399,232

Food Products—0.3%
Kellogg Co.	9,890	620,103
Tyson Foods, Inc. - Class A	109,820	4,681,627

		5,301,730

Gas Utilities—0.0%
UGI Corp.	9,430	324,864

Health Care Equipment & Supplies—5.4%
Baxter International, Inc.	506,190	35,397,867
Hologic, Inc. (a)	539,900	20,548,594
Medtronic plc	279,890	20,739,849
Zimmer Biomet Holdings, Inc.	88,680	9,686,516

		86,372,826

Health Care Providers & Services—4.7%
Community Health Systems, Inc. (a)	349,010	21,977,160
Laboratory Corp. of America Holdings (a)	232,030	28,126,676
Quest Diagnostics, Inc. (b)	348,810	25,295,701

		75,399,537

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.	7,320	599,581

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.9%
Newell Rubbermaid, Inc.	690,190	$28,373,711
Tupperware Brands Corp. (b)	48,040	3,100,501

		31,474,212

Independent Power and Renewable Electricity Producers—2.2%
AES Corp.	1,856,750	24,620,505
Dynegy, Inc. (a)	353,580	10,342,215

		34,962,720

Insurance—6.1%
ACE, Ltd.	30,290	3,079,887
Genworth Financial, Inc. - Class A (a)	1,481,980	11,218,589
Hartford Financial Services Group, Inc. (The)	499,560	20,766,709
Lincoln National Corp.	447,790	26,518,124
Prudential Financial, Inc.	226,310	19,806,651
XL Group plc	439,470	16,348,284

		97,738,244

IT Services—0.5%
Total System Services, Inc.	113,110	4,724,605
Western Union Co. (The) (b)	55,450	1,127,298
Xerox Corp.	195,400	2,079,056

		7,930,959

Media—4.0%
Cablevision Systems Corp. - Class A (b)	107,490	2,573,311
Interpublic Group of Cos., Inc. (The)	264,780	5,102,310
Scripps Networks Interactive, Inc. - Class A (b)	99,300	6,491,241
Starz - Class A (a) (b)	75,212	3,363,481
Time Warner Cable, Inc.	48,690	8,675,097
Viacom, Inc. - Class B	590,350	38,160,224

		64,365,664

Multi-Utilities—0.0%
PG&E Corp.	3,300	162,030

Multiline Retail—1.5%
Macy’s, Inc.	368,340	24,851,900

Oil, Gas & Consumable Fuels—12.0%
Apache Corp.	567,280	32,692,346
Gulfport Energy Corp. (a)	538,550	21,676,638
Marathon Oil Corp.	2,038,730	54,107,894
Marathon Petroleum Corp.	352,032	18,414,794
Suncor Energy, Inc.	712,450	19,606,624
Valero Energy Corp.	757,310	47,407,606

		193,905,902

Pharmaceuticals—6.8%
Johnson & Johnson	94,080	9,169,037
Pfizer, Inc.	2,373,505	79,583,622
Teva Pharmaceutical Industries, Ltd. (ADR)	364,360	21,533,676

		110,286,335

Professional Services—1.4%
ManpowerGroup, Inc.	21,120	1,887,706
Nielsen NV (b)	454,680	20,356,023

		22,243,729

Real Estate Investment Trusts—1.8%
Brixmor Property Group, Inc.	133,590	3,089,937
Outfront Media, Inc.	586,834	14,811,690
Starwood Property Trust, Inc. (b)	520,710	11,231,715

		29,133,342

Semiconductors & Semiconductor Equipment—0.9%
Teradyne, Inc.	724,048	13,966,886

Software—0.2%
Microsoft Corp.	21,750	960,263
Oracle Corp.	64,190	2,586,857

		3,547,120

Specialty Retail—2.3%
Gap, Inc. (The)	327,630	12,505,637
GNC Holdings, Inc. - Class A	536,990	23,885,315

		36,390,952

Wireless Telecommunication Services—1.7%
Telephone & Data Systems, Inc.	734,346	21,589,773
United States Cellular Corp. (a) (b)	150,433	5,666,811

		27,256,584

Total Common Stocks (Cost $1,462,126,284)		1,605,813,806

Convertible Preferred Stocks—0.4%

Food Products—0.3%
Tyson Foods, Inc. 4.750%, 07/15/17	88,627	4,565,177

Machinery—0.1%
Stanley Black & Decker, Inc. 6.250%, 11/17/16 (b)	10,940	1,304,595

Total Convertible Preferred Stocks (Cost $5,540,901)		5,869,772

Short-Term Investments—4.0%

Mutual Fund—3.9%
State Street Navigator Securities Lending MET Portfolio (c)	63,667,999	63,667,999

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $834,889 on 07/01/15, collateralized by $775,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $853,168.	834,889	$834,889

Total Short-Term Investments (Cost $64,502,888)		64,502,888

Total Investments—103.8% (Cost $1,532,170,073) (d)		1,676,186,466
Other assets and liabilities (net)—(3.8)%		(61,646,860)

Net Assets—100.0%		$1,614,539,606

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $67,244,319 and the collateral received consisted of cash in the amount of $63,667,999 and non-cash collateral with a value of $4,687,887. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $1,532,170,073. The aggregate unrealized appreciation and depreciation of investments were $228,818,395 and $(84,802,002), respectively, resulting in net unrealized appreciation of $144,016,393.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,605,813,806	$—	$—	$1,605,813,806
Total Convertible Preferred Stocks*	5,869,772	—	—	5,869,772
Short-Term Investments
Mutual Fund	63,667,999	—	—	63,667,999
Repurchase Agreement	—	834,889	—	834,889
Total Short-Term Investments	63,667,999	834,889	—	64,502,888
Total Investments	$1,675,351,577	$834,889	$—	$1,676,186,466

Collateral for securities loaned (Liability)	$—	$(63,667,999)	$—	$(63,667,999)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,676,186,466
Cash	70,315
Receivable for:
Investments sold	15,626,765
Fund shares sold	104,084
Dividends	1,490,454

Total Assets	1,693,478,084
Liabilities
Collateral for securities loaned	63,667,999
Payables for:
Investments purchased	14,005,016
Fund shares redeemed	159,745
Accrued expenses:
Management fees	812,640
Distribution and service fees	65,051
Deferred trustees’ fees	68,509
Other expenses	159,518

Total Liabilities	78,938,478

Net Assets	$1,614,539,606

Net assets consist of:
Paid in surplus	$1,373,935,692
Undistributed net investment income	12,514,717
Accumulated net realized gain	84,072,804
Unrealized appreciation on investments	144,016,393

Net Assets	$1,614,539,606

Net Assets
Class A	$1,282,295,473
Class B	275,544,914
Class E	56,699,219
Capital Shares Outstanding*
Class A	138,875,008
Class B	30,112,220
Class E	6,169,704
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.23
Class B	9.15
Class E	9.19

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,532,170,073.
(b)	Includes securities loaned at value of $67,244,319.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$18,241,716
Securities lending income	102,001

Total investment income	18,343,717
Expenses
Management fees	5,208,521
Administration fees	19,428
Custodian and accounting fees	68,720
Distribution and service fees—Class B	350,942
Distribution and service fees—Class E	43,554
Audit and tax services	20,060
Legal	14,226
Trustees’ fees and expenses	19,507
Shareholder reporting	42,800
Insurance	5,448
Miscellaneous	9,651

Total expenses	5,802,857
Less management fee waiver	(252,217)

Net expenses	5,550,640

Net Investment Income	12,793,077

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	91,638,249
Foreign currency transactions	1,378

Net realized gain	91,639,627

Net change in unrealized depreciation on investments	(53,107,443)

Net realized and unrealized gain	38,532,184

Net Increase in Net Assets From Operations	$51,325,261

(a)	Net of foreign withholding taxes of $291,428.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$12,793,077	$28,180,582
Net realized gain	91,639,627	130,325,504
Net change in unrealized appreciation (depreciation)	(53,107,443)	14,177,128

Increase in net assets from operations	51,325,261	172,683,214

From Distributions to Shareholders
Net investment income
Class A	(22,599,992)	(21,066,507)
Class B	(4,230,425)	(2,965,683)
Class E	(923,252)	(671,818)
Net realized capital gains
Class A	(101,131,805)	(383,863,755)
Class B	(22,003,704)	(65,678,461)
Class E	(4,536,965)	(13,717,473)

Total distributions	(155,426,143)	(487,963,697)

Increase (decrease) in net assets from capital share transactions	32,939,303	(3,582,016)

Total decrease in net assets	(71,161,579)	(318,862,499)

Net Assets
Beginning of period	1,685,701,185	2,004,563,684

End of period	$1,614,539,606	$1,685,701,185

Undistributed net investment income
End of period	$12,514,717	$27,475,309

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	907,329	$9,273,350	3,461,216	$32,373,495
Reinvestments	13,162,957	123,731,797	44,793,170	404,930,262
Redemptions	(10,945,587)	(111,062,525)	(51,156,983)	(496,683,480)

Net increase (decrease)	3,124,699	$21,942,622	(2,902,597)	$(59,379,723)

Class B
Sales	743,113	$7,363,659	2,381,156	$23,751,030
Reinvestments	2,814,821	26,234,129	7,652,637	68,644,144
Redemptions	(2,380,074)	(23,729,756)	(4,456,988)	(44,885,644)

Net increase	1,177,860	$9,868,032	5,576,805	$47,509,530

Class E
Sales	321,224	$3,219,243	736,207	$7,297,580
Reinvestments	583,357	5,460,217	1,598,810	14,389,291
Redemptions	(756,676)	(7,550,811)	(1,315,544)	(13,398,694)

Net increase	147,905	$1,128,649	1,019,473	$8,288,177

Increase (decrease) derived from capital shares transactions		$32,939,303		$(3,582,016)

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.89		$12.02	$9.80	$10.36	$10.23	$9.46

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.16	0.15	0.17	0.15	0.13
Net realized and unrealized gain on investments	0.24		0.75	2.84	1.21	0.10	0.74

Total from investment operations	0.32		0.91	2.99	1.38	0.25	0.87

Less Distributions
Distributions from net investment income	(0.18)		(0.16)	(0.16)	(0.18)	(0.12)	(0.10)
Distributions from net realized capital gains	(0.80)		(2.88)	(0.61)	(1.76)	0.00	0.00

Total distributions	(0.98)		(3.04)	(0.77)	(1.94)	(0.12)	(0.10)

Net Asset Value, End of Period	$9.23		$9.89	$12.02	$9.80	$10.36	$10.23

Total Return (%) (b)	3.06	(c)	9.92	32.05 (d)	14.28	2.35	9.22

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	(e)	0.65	0.65	0.66	0.66	0.65
Net ratio of expenses to average net assets (%) (f)	0.62	(e)	0.52 (g)	0.59	0.63	0.63	0.65
Ratio of net investment income to average net assets (%)	1.60	(e)	1.61	1.35	1.80	1.41	1.34
Portfolio turnover rate (%)	21	(c)	40	113	107	107	135
Net assets, end of period (in millions)	$1,282.3		$1,342.9	$1,666.1	$1,414.2	$941.4	$1,643.5

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.80		$11.93	$9.73	$10.30	$10.18	$9.42

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.14	0.12	0.15	0.14	0.10
Net realized and unrealized gain on investments	0.23		0.74	2.82	1.20	0.08	0.74

Total from investment operations	0.30		0.88	2.94	1.35	0.22	0.84

Less Distributions
Distributions from net investment income	(0.15)		(0.13)	(0.13)	(0.16)	(0.10)	(0.08)
Distributions from net realized capital gains	(0.80)		(2.88)	(0.61)	(1.76)	0.00	0.00

Total distributions	(0.95)		(3.01)	(0.74)	(1.92)	(0.10)	(0.08)

Net Asset Value, End of Period	$9.15		$9.80	$11.93	$9.73	$10.30	$10.18

Total Return (%) (b)	2.93	(c)	9.70	31.74 (d)	13.97	2.05	8.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(e)	0.90	0.90	0.91	0.91	0.90
Net ratio of expenses to average net assets (%) (f)	0.87	(e)	0.77 (g)	0.84	0.88	0.88	0.90
Ratio of net investment income to average net assets (%)	1.35	(e)	1.36	1.10	1.52	1.30	1.08
Portfolio turnover rate (%)	21	(c)	40	113	107	107	135
Net assets, end of period (in millions)	$275.5		$283.6	$278.6	$229.5	$212.6	$200.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.84		$11.97	$9.76	$10.32	$10.20	$9.44

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.15	0.13	0.16	0.14	0.11
Net realized and unrealized gain on investments	0.24		0.74	2.83	1.21	0.09	0.74

Total from investment operations	0.31		0.89	2.96	1.37	0.23	0.85

Less Distributions
Distributions from net investment income	(0.16)		(0.14)	(0.14)	(0.17)	(0.11)	(0.09)
Distributions from net realized capital gains	(0.80)		(2.88)	(0.61)	(1.76)	0.00	0.00

Total distributions	(0.96)		(3.02)	(0.75)	(1.93)	(0.11)	(0.09)

Net Asset Value, End of Period	$9.19		$9.84	$11.97	$9.76	$10.32	$10.20

Total Return (%) (b)	3.01	(c)	9.79	31.88 (d)	14.14	2.13	9.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	(e)	0.80	0.80	0.81	0.81	0.80
Net ratio of expenses to average net assets (%) (f)	0.77	(e)	0.67 (g)	0.74	0.78	0.78	0.80
Ratio of net investment income to average net assets (%)	1.45	(e)	1.46	1.20	1.62	1.37	1.18
Portfolio turnover rate (%)	21	(c)	40	113	107	107	135
Net assets, end of period (in millions)	$56.7		$59.3	$59.9	$47.9	$47.7	$53.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	In 2013, 0.11%, 0.11% and 0.11% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadvisor. Excluding this item, total return would have been 31.94%, 31.63% and 31.77% for Class A, Class B and Class E, respectively.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on average net assets was 0.10% for the year ended December 31, 2014 (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Large Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-11

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to return of capital adjustments and foreign currency transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-12

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $834,889, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering

MSF-13

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$345,524,946	$0	$455,411,679

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$5,208,521	0.700%	On the first $250 million
	0.650%	Of the next $500 million
	0.600%	On amounts in excess of $750 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Advisors, LLC (“BlackRock”) is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.020%	Of the first $250 million
0.025%	On the next $500 million
0.050%	On amounts in excess of $1 billion

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the

MSF-14

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$169,201,125	$59,229,615	$318,762,572	$70,081,230	$487,963,697	$129,310,845

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$90,841,944	$64,090,468	$189,835,158	$—	$344,767,570

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

BlackRock Money Market Portfolio

Managed By BlackRock Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the BlackRock Money Market Portfolio returned 0.00%, 0.00%, and 0.00%, respectively. The Portfolio’s benchmark, the Bank of America/Merrill Lynch 3-Month U.S. T-Bill Index1, returned 0.01%.

MARKET ENVIRONMENT / CONDITIONS

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% throughout the first half of 2015. The FOMC’s statement at the conclusion of the March 18th meeting read “that an increase in the target range for the federal funds rate remains unlikely at the April Committee meeting,” but the FOMC “anticipates that it will be appropriate to raise the target range when it sees further improvement in the labor market.” This language marked a departure from previous statements in which the FOMC said “it can be patient in beginning to normalize the stance of monetary policy.” The removal of the word “patient” was viewed by the market as a small but meaningful step toward the beginning of higher rates.

As the period progressed, economic growth appeared to rebound from the soft patch caused by temporary factors earlier in the year. While the FOMC acknowledged at their June 17th meeting that “the underutilization of labor resources diminished somewhat,” continued weakness in broad inflation measures prompted the FOMC to remain patient in regard to raising interest rates from near zero. Several Federal Reserve (“Fed”) officials subsequently indicated that the September meeting continues to be the likely date for a “lift-off” of the anticipated rate hiking cycle if economic activity accelerates as expected. This outlook, however, is becoming increasingly clouded by events in overseas markets. Specifically, the FOMC could forestall the beginning of the normalization of monetary policy should the recent turmoil related to Greece, Puerto Rico, and China spillover into U.S. markets.

In our opinion, the FOMC appears willing to take a “wait and see” approach before changing their ultra-accommodative policy stance until the durability of the economic expansion is no longer in question and inflation is clearly demonstrating progress toward the Fed’s target of 2%. While we continue to anticipate a rate increase during the latter part of 2015, disturbances in global markets remain a threat to this forecast.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Weighted Average Maturity (“WAM”) of the Portfolio has decreased as we took a more conservative approach regarding strategy given the possibility of a rate hike later this year. The majority of the Portfolio’s investments were in securities that mature before the end of the third quarter of 2015. Longer-term trades were concentrated in variable rate bank obligations as these securities offer some level of yield protection should the FOMC act to raise rates. These investments are indexed on the daily federal funds effective rate and the one- and three-month London Interbank Offered Rates (LIBOR). We allowed holdings of U.S. Treasury securities to mature without replacement as yields in this sector fell significantly relative to the alternatives. We selectively added investments in U.S. agency discount notes, which generally qualified as weekly liquid assets. We will continue to monitor the FOMC’s statements and market indicators to gauge any potential change in the outlook for the federal funds rate. We expect to maintain the period-end positioning of the Portfolio at least until the timing of a rate hike becomes clearer.

The Portfolio ended the period with a WAM at 33 days.

BlackRock Liquidity Team

Portfolio Managers

BlackRock Advisors, LLC

1 The Bank of America/Merrill Lynch 3-Month U.S. Treasury Bill Index is composed of a single 90-day Treasury Bill issue, or potentially a seasoned 6-month or 1-year Treasury Bill issue, that is replaced on a monthly basis.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

BlackRock Money Market Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Money Market Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.22%	$1,000.00	$1,000.00	$1.09
	Hypothetical*	0.22%	$1,000.00	$1,023.70	$1.10

Class B(a)	Actual	0.22%	$1,000.00	$1,000.00	$1.09
	Hypothetical*	0.22%	$1,000.00	$1,023.70	$1.10

Class E(a)	Actual	0.22%	$1,000.00	$1,000.00	$1.09
	Hypothetical*	0.22%	$1,000.00	$1,023.70	$1.10

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee and distribution and service fee waivers as described in Note 4 of the Notes to Financial Statements.

MSF-2

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Asset Backed Commercial Paper (a)—30.6% of Net Assets

Security Description	Principal Amount*	Value
Antalis U.S. Funding Corp. 0.142%, 07/02/15	20,000,000	$19,999,922
0.152%, 07/07/15	25,000,000	24,999,375
Atlantic Asset Securitization LLC 0.112%, 07/07/15	15,000,000	14,999,725
Bedford Row Funding Corp. 0.311%, 11/20/15	8,000,000	8,000,000
0.329%, 03/02/16	13,000,000	13,000,000
0.337%, 03/24/16	12,000,000	12,000,000
Chariot Funding LLC 0.274%, 08/04/15	7,000,000	6,998,215
0.304%, 11/04/15	9,000,000	8,990,550
0.314%, 10/20/15	8,000,000	7,992,353
0.345%, 11/30/15	11,750,000	11,733,132
Charta LLC 0.284%, 08/10/15	13,000,000	12,995,956
Ciesco LLC 0.294%, 08/26/15	9,750,000	9,745,602
0.355%, 12/02/15	10,000,000	9,985,028
Collateralized Commercial Paper Co. LLC 0.304%, 07/01/15	7,000,000	7,000,000
0.355%, 10/28/15	10,000,000	9,988,431
Collateralized Commercial Paper II Co. LLC 0.345%, 07/06/15	5,000,000	4,999,764
0.406%, 07/07/15	12,500,000	12,499,167
0.406%, 09/08/15	8,500,000	8,493,483
CRC Funding LLC 0.314%, 09/21/15	5,000,000	4,996,469
Fairway Finance Co. LLC 0.264%, 07/01/15	8,891,000	8,891,000
0.314%, 11/02/15	10,000,000	9,989,322
Jupiter Securitization Co. LLC 0.274%, 07/07/15	6,000,000	5,999,730
0.304%, 10/07/15	10,000,000	9,991,833
Manhattan Asset Funding Co. LLC 0.284%, 10/01/15	12,000,000	11,991,413
Nieuw Amsterdam Receivables Corp. 0.253%, 10/01/15	5,000,000	4,996,806
Old Line Funding LLC 0.274%, 07/06/15	13,000,000	12,999,512
0.274%, 07/17/15	4,500,000	4,499,460
0.274%, 10/20/15	10,000,000	9,991,675
0.304%, 10/07/15	5,000,000	4,995,917
Thunder Bay Funding LLC 0.274%, 08/03/15	12,000,000	11,997,030
0.274%, 10/05/15	15,000,000	14,989,200
Victory Receivables Corp. 0.162%, 07/06/15	13,584,000	13,583,698
0.223%, 08/24/15	15,000,000	14,995,050
Working Capital Management Co. 0.233%, 07/01/15	10,000,000	10,000,000

Total Asset Backed Commercial Paper (Cost $359,328,818)		359,328,818

Financial Company Commercial Paper (a)—27.8%
BNP Paribas Fortis S.A. (NY) 0.030%, 07/01/15	30,000,000	30,000,000
Caisse Centrale Desjardins du Quebec 0.132%, 07/02/15	40,000,000	39,999,856
Commonwealth Bank of Australia 0.281%, 10/21/15(144A)	8,000,000	8,000,000
0.310%, 03/31/16	5,000,000	4,999,648
Credit Suisse AG (NY) 0.274%, 09/01/15	10,000,000	9,995,350
DNB Bank ASA 0.314%, 08/21/15	10,000,000	9,995,608
HSBC Bank plc 0.279%, 10/16/15	8,000,000	8,000,000
0.281%, 10/23/15(144A)	8,000,000	8,000,000
0.291%, 11/19/15	8,000,000	8,000,000
0.319%, 02/05/16	7,000,000	7,000,000
Mitsubishi UFJ Trust & Banking Corp. (NY) 0.324%, 08/14/15	10,000,000	9,996,089
MUFG Union Bank N.A. 0.051%, 07/01/15	20,000,000	20,000,000
National Australia Bank, Ltd. 0.279%, 11/05/15	9,000,000	9,000,000
National Australia Funding Delaware, Inc. 0.283%, 08/11/15(144A)	8,000,000	8,000,000
0.299%, 08/27/15	7,000,000	7,000,000
Nederlandse Waterschapsbank NV 0.257%, 07/09/15	4,500,000	4,500,000
0.268%, 10/01/15	12,000,000	12,000,000
Nordea Bank AB 0.279%, 08/24/15	14,250,000	14,244,122
0.304%, 10/09/15	10,000,000	9,991,667
NRW Bank 0.147%, 07/06/15	18,775,000	18,774,622
Skandinaviska Enskilda Banken AB 0.264%, 08/07/15	15,000,000	14,995,992
Sumitomo Mitsui Banking Corp. 0.253%, 07/13/15	7,000,000	6,999,417
0.274%, 07/06/15	7,000,000	6,999,737
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.264%, 07/06/15	10,000,000	9,999,639
0.274%, 07/10/15	14,500,000	14,499,021
Westpac Banking Corp. 0.254%, 07/02/15(144A)	5,000,000	4,999,999
0.274%, 07/20/15	5,000,000	4,999,287
0.274%, 07/21/15	2,000,000	1,999,700
Westpac Securities NZ, Ltd. 0.274%, 07/15/15	6,000,000	5,999,370
0.300%, 08/13/15(144A)	7,500,000	7,500,000

Total Financial Company Commercial Paper (Cost $326,489,124)		326,489,124

Certificate of Deposit—27.3%

Foreign Banks Yankee Dollar—23.6%
Bank of Montreal (Chicago) 0.274%, 07/07/15	11,590,000	11,590,000
0.304%, 11/04/15	12,700,000	12,700,000

See accompanying notes to financial statements.

MSF-3

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Principal Amount*	Value

Foreign Banks Yankee Dollar—(Continued)
Bank of Nova Scotia (Houston) 0.289%, 11/06/15 (b)	18,000,000	$18,000,000
0.293%, 08/04/15 (b)	11,258,000	11,258,000
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY) 0.264%, 09/25/15	5,000,000	5,000,000
0.304%, 08/04/15	12,000,000	12,000,000
Canadian Imperial Bank of Commerce (NY) 0.301%, 01/26/16 (b)	8,000,000	8,000,000
Credit Industriel et Commercial (NY) 0.395%, 09/03/15	15,000,000	15,000,000
Mizuho Bank, Ltd. (NY) 0.264%, 09/01/15	4,750,000	4,750,000
0.274%, 09/15/15	18,000,000	18,000,000
0.304%, 10/05/15	15,000,000	15,000,000
National Bank of Canada (NY) 0.301%, 10/20/15 (b)	7,000,000	7,000,000
0.342%, 12/24/15 (b)	5,000,000	5,000,000
Norinchukin Bank (NY) 0.264%, 08/14/15	16,750,000	16,750,000
0.340%, 11/12/15 (b)	8,000,000	8,000,000
0.341%, 10/20/15 (b)	5,000,000	5,000,000
Rabobank Nederland (NY) 0.281%, 12/21/15 (b)	4,750,000	4,750,000
0.284%, 11/04/15 (b)	15,000,000	15,000,000
0.331%, 09/16/15 (b)	16,000,000	16,000,000
Royal Bank of Canada (NY) 0.279%, 10/14/15 (b)	5,000,000	5,000,000
0.279%, 11/10/15 (b)	4,750,000	4,750,000
Sumitomo Mitsui Banking Corp. (NY) 0.342%, 11/23/15 (b)	10,000,000	10,000,000
Toronto Dominion Bank (NY) 0.268%, 09/17/15 (b)	12,000,000	12,000,289
0.279%, 09/04/15 (b)	12,000,000	12,000,000
0.301%, 02/25/16 (b)	10,000,000	10,000,000
Westpac Banking Corp. (NY) 0.280%, 10/30/15 (b)	15,000,000	15,000,000

		277,548,289

Domestic Banks—3.7%
State Street Bank & Trust Co. 0.332%, 10/23/15	10,000,000	10,000,000
Wells Fargo Bank N.A. 0.313%, 09/08/15 (b)	5,000,000	5,000,000
0.314%, 11/19/15 (b)	7,000,000	7,000,000
0.314%, 01/14/16 (b)	5,750,000	5,750,000
0.345%, 04/01/16 (b)	15,000,000	15,000,000

		42,750,000

Total Certificate of Deposit (Cost $320,298,289)		320,298,289

Treasury Repurchase Agreement—9.4%
Security Description	Principal Amount*	Value
Bank of America Corp. Repurchase Agreement dated 06/30/15 at 0.112% to be repurchased at $110,443,344 on 07/01/15 collateralized by $118,474,584 U.S. Treasury Bonds with rates ranging from 0.000% - 3.125%, maturity dates ranging from 05/15/24 - 02/15/43, with a value $112,651,860.	110,443,000	110,443,000

Government Agency Debt—2.1%
Federal Home Loan Bank 0.025%, 07/08/15 (a)	25,000,000	24,999,879

Total Government Agency Debt (Cost $24,999,879)		24,999,879

Treasury Debt—1.3%
U.S. Treasury Bill 0.129%, 09/17/15 (a)	4,000,000	3,998,895
U.S. Treasury Floating Rate Note 0.068%, 10/31/16 (b)	11,760,000	11,760,012

Total Treasury Debt (Cost $15,758,907)		15,758,907

Other Note—1.0%
Svenska Handelsbanken AB 0.360%, 11/13/15 (144A) (b)	11,100,000	11,100,000

Total Other Note (Cost $11,100,000)		11,100,000

Total Investments—99.5% (Cost $1,168,418,017) (c)		1,168,418,017
Other assets and liabilities (net)—0.5%		6,320,278

Net Assets—100.0%		$1,174,738,295

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	As of June 30, 2015, the aggregate cost of investments was $1,168,418,017.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $47,599,999, which is 4.1% of net assets.

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Commercial Paper	$—	$359,328,818	$—	$359,328,818
Financial Company Commercial Paper	—	326,489,124	—	326,489,124
Certificate of Deposit*	—	320,298,289	—	320,298,289
Treasury Repurchase Agreement	—	110,443,000	—	110,443,000
Government Agency Debt	—	24,999,879	—	24,999,879
Treasury Debt	—	15,758,907	—	15,758,907
Other Note	—	11,100,000	—	11,100,000
Total Investments	$—	$1,168,418,017	$—	$1,168,418,017

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

BlackRock Money Market Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at amortized cost	$1,168,418,017
Cash	236,436
Receivable for:
Fund shares sold	8,901,322
Interest	140,656

Total Assets	1,177,696,431
Liabilities
Payables for:
Fund shares redeemed	2,516,578
Accrued expenses:
Management fees	231,815
Deferred trustees’ fees	69,175
Other expenses	140,568

Total Liabilities	2,958,136

Net Assets	$1,174,738,295

Net assets consist of:
Paid in surplus	$1,174,791,243
Accumulated net investment loss	(63,480)
Accumulated net realized gain	10,532

Net Assets	$1,174,738,295

Net Assets
Class A	$478,498,487
Class B	528,703,886
Class E	167,535,922
Capital Shares Outstanding*
Class A	4,784,985
Class B	5,287,039
Class E	1,675,359
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$100.00
Class B	100.00
Class E	100.00

*	The Portfolio is authorized to issue an unlimited number of shares.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Interest	$1,316,050

Total investment income	1,316,050
Expenses
Management fees	2,010,153
Administration fees	18,329
Custodian and accounting fees	51,746
Distribution and service fees—Class B	658,628
Distribution and service fees—Class E	125,860
Audit and tax services	14,863
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	43,608
Insurance	4,069
Miscellaneous	7,051

Total expenses	2,968,064
Less distribution and service fee waivers	(784,488)
Less management fee waiver	(867,526)

Net expenses	1,316,050

Net Investment Income	—

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

BlackRock Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$—	$—

Increase in net assets from operations	—	—

Decrease in net assets from capital share transactions	(38,668,803)	(211,352,855)

Total decrease in net assets	(38,668,803)	(211,352,855)

Net Assets
Beginning of period	1,213,407,098	1,424,759,953

End of period	$1,174,738,295	$1,213,407,098

Accumulated net investment loss
End of period	$(63,480)	$(63,480)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,256,800	$125,679,971	3,088,249	$308,824,664
Redemptions	(1,308,852)	(130,886,255)	(3,614,920)	(361,492,033)

Net decrease	(52,052)	$(5,206,284)	(526,671)	$(52,667,369)

Class B
Sales	1,269,408	$126,944,376	3,590,400	$359,039,786
Redemptions	(1,524,805)	(152,480,517)	(4,560,792)	(456,079,212)

Net decrease	(255,397)	$(25,536,141)	(970,392)	$(97,039,426)

Class E
Sales	361,071	$36,108,000	951,801	$95,179,965
Redemptions	(440,344)	(44,034,378)	(1,568,260)	(156,826,025)

Net decrease	(79,273)	$(7,926,378)	(616,459)	$(61,646,060)

Decrease derived from capital shares transactions		$(38,668,803)		$(211,352,855)

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

BlackRock Money Market Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.00		0.00	0.00	0.00	0.00	0.01

Total from investment operations	0.00		0.00	0.00	0.00	0.00	0.01

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.01)

Total distributions	0.00		0.00	0.00	0.00	0.00	(0.01)

Net Asset Value, End of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%) (b)	0.00	(c)	0.00	0.00	0.00	0.00	0.01

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.37	(d)	0.37	0.35	0.35	0.35	0.34
Net ratio of expenses to average net assets (%) (e)	0.22	(d)	0.20	0.23	0.28	0.26	0.30
Ratio of net investment income to average net assets (%)	0.00		0.00	0.00	0.00	0.00	0.01
Net assets, end of period (in millions)	$478.5		$483.7	$536.4	$551.9	$707.8	$712.9

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.00		0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00		0.00	0.00	0.00	0.00	0.00

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	0.00

Total distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%) (b)	0.00	(c)	0.00	0.00	0.00	0.00	0.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	(d)	0.62	0.60	0.60	0.60	0.59
Net ratio of expenses to average net assets (%) (e)	0.22	(d)	0.20	0.23	0.28	0.26	0.31
Ratio of net investment income to average net assets (%)	0.00		0.00	0.00	0.00	0.00	0.00
Net assets, end of period (in millions)	$528.7		$554.2	$651.3	$771.5	$864.7	$793.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

BlackRock Money Market Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Income (Loss) from Investment Operations
Net investment income (a)	0.00		0.00	0.00	0.00	0.00	0.00

Total from investment operations	0.00		0.00	0.00	0.00	0.00	0.00

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	0.00

Total distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$100.00		$100.00	$100.00	$100.00	$100.00	$100.00

Total Return (%) (b)	0.00	(c)	0.00	0.00	0.00	0.00	0.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	(d)	0.52	0.50	0.50	0.50	0.51
Net ratio of expenses to average net assets (%) (e)	0.22	(d)	0.20	0.23	0.28	0.26	0.34
Ratio of net investment income to average net assets (%)	0.00		0.00	0.00	0.00	0.00	0.00
Net assets, end of period (in millions)	$167.5		$175.5	$237.1	$309.5	$373.7	$409.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of the management fee waivers and voluntary distribution & service fee waiver (see Note 4 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

BlackRock Money Market Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Money Market Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - As permitted by Rule 2a-7 under the 1940 Act, and subject to certain conditions therein, the Portfolio employs the amortized cost method of security valuation that the Board of Trustees of the Trust (the “Board” or “Trustees”) has determined approximates the fair market net asset value per share of the Portfolio. The Board monitors the deviations between the Portfolio’s net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated. This method of valuation is considered a Level 2 in the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers, Inc. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

MSF-10

Metropolitan Series Fund

BlackRock Money Market Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to ordinary loss netting and short-term capital gains reclasses from ordinary income. These adjustments have no impact on net assets or the results of operation.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $110,443,000, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

MSF-11

Metropolitan Series Fund

BlackRock Money Market Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$2,010,153	0.350%	Of the first $1 billion
	0.300%	Of amount in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Advisors, LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” as follows:

% per annum	Average Daily Net Assets
0.025%	Of the first $	1 billion

For the period April 28, 2014 to April 30, 2015, an identical expense agreement was in place. Pursuant to the expense agreement, $123,972 was waived for the six months ended June 30, 2015 and is included in the management fee waivers shown in the Statement of Operations.

In addition to the contractual fee waiver, MetLife Advisers and/or its affiliates have voluntarily agreed, if the yield on any share Class of the Portfolio turns negative on a given day, to waive their fees or reimburse certain Portfolio expenses to raise the yield of that share Class to 0.00% for that day. The waiver will first be applied to 12b-1 expenses. If the amount of the waiver exceeds the Class B or Class E 12b-1 expenses on a given day, MetLife Advisers and/or its affiliates would then waive fees or reimburse expenses pro rata across all share Classes. This voluntary waiver/expense reimbursement may be discontinued by MetLife Advisers and/or its affiliates at any time without notice. During the six months ended June 30, 2015, $784,488 of 12b-1 expenses were waived as shown on the Statement of Operations. Class B shares waived $658,628 and Class E shares waived $125,860. In addition, during the six months ended June 30, 2015, $743,554 of management fees were voluntarily waived and are included in the management fee waivers shown in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee.

MSF-12

Metropolitan Series Fund

BlackRock Money Market Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

5. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6. Income Tax Information

There were no distributions paid for the years ended December 31, 2014 and 2013.

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$10,532	$—	$—	$—	$—	$10,532

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

7. Recent Accounting Pronouncements and Regulatory Matters

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

In July 2014, the Securities and Exchange Commission adopted amendments to the rules under the 1940 Act which currently govern the operations of the Portfolio. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based NAV. Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s operations, financial statements and accompanying notes.

MSF-13

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Managed By Frontier Capital Management Company, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, D, and E shares of the Frontier Mid Cap Growth Portfolio returned 10.21%, 10.06%, 10.15%, and 10.15%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 4.18%.

MARKET ENVIRONMENT / CONDITIONS

After an early lift to start the year, stocks have remained largely range bound during much of the past four months. Indeed, most of the year-to-date gains came during the month of February following initial reports of strong fourth quarter Gross Domestic Product (“GDP”) and corporate earnings. Since then the market has languished amid a number of concerns including the prospect of Greece defaulting on its debt, the negative impact of a strong dollar on U.S. corporate profits, tepid first quarter GDP, ambiguity regarding future interest rate policy and mounting economic challenges in numerous emerging markets.

PORTFOLIO REVIEW/ PERIOD END POSITIONING

Stock selection drove the vast majority of outperformance during the period and was aided by positive sector allocation decisions (principally an overweight position in Health Care). Indeed, stock selection was positive or neutral in 7 of 9 Russell industry sectors. Notable gains came from Information Technology, Health Care and Financials.

Information Technology was the largest contributor to performance and was aided by investments in video game software maker Electronic Arts and security software vendor Fortinet. Both companies have reported strong quarterly earnings and issued favorable outlooks year to date. Investments in wireless semiconductor companies NXP Semiconductor and Avago Technologies have performed well as they have proven to be key enabling technology providers to major handset vendors such as Apple. Stock selection in Health Care was beneficial due to investments that help lower the cost of care such as government-focused health maintenance organizations Humana and

Centene. In addition, select investments in the immune-oncology area of biotechnology have been rewarding. Finally, in Financials, a number of investments including E*TRADE, Aon and Raymond James performed well given their business models are favorably positioned for any eventual rate increase by the U.S. Federal Reserve which the market is beginning to anticipate will happen by year end. Additionally, a number of our investments in the payment space, such as Global Payments, are benefitting from secular trends requiring greater mobility, software integration and increased encryption.

The Industrials sector was a source of underperformance for the period. Investments in American Airlines and Spirit Airlines declined following the reporting of weak unit revenue results which led to concerns about too much capacity being added to schedules throughout the industry. We believe these to be transitory issues and are monitoring these developments closely.

At period end, the Portfolio’s industry exposures remained relatively unchanged. The two biggest areas of relative exposure continued to be Information Technology and Health Care. We see strong product specific demand trends and secular growth drivers within each against a backdrop of relatively tepid overall growth. Within Information Technology, we remain favorably inclined toward software for gaming, security, and bandwidth management as well as enabling semiconductor technology for mobility. In Health Care, we are focused upon companies that help lower the cost of care or have product innovation and leadership that can drive strong growth. We remain underweight both Consumer sectors, but have recently added to companies serving the lower end of the consumer income bracket. Favorable company-specific initiatives, improving employment and wage growth for lower income consumers as well as much needed consolidation in the space has led us to invest in a select few retailers.

Stephen M. Knightly

Christopher J. Scarpa

Portfolio Managers

Frontier Capital Management Company, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
Frontier Mid Cap Growth Portfolio
Class A	10.21	13.00	17.60	8.59	—
Class B	10.06	12.71	17.31	8.31	—
Class D	10.15	12.87	17.48	—	7.44
Class E	10.15	12.85	17.42	8.43	—
Russell Midcap Growth Index	4.18	9.45	18.69	9.69	—

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and forecasted growth values.

2 Inception dates of the Class A, Class B, Class D and Class E shares are 4/29/88, 4/26/04, 5/2/06 and 5/1/01, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Electronic Arts, Inc.	3.2
Centene Corp.	2.2
Raymond James Financial, Inc.	2.1
Alliance Data Systems Corp.	2.0
Wabtec Corp.	2.0
Global Payments, Inc.	1.9
Sherwin-Williams Co. (The)	1.9
Fortinet, Inc.	1.9
Dollar General Corp.	1.9
NXP Semiconductor NV	1.8

Top Sectors

% of Net Assets
Information Technology	25.1
Health Care	19.4
Consumer Discretionary	17.5
Industrials	13.1
Financials	9.0
Materials	4.9
Consumer Staples	4.7
Energy	2.6
Telecommunication Services	0.8

MSF-2

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Frontier Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.74%	$1,000.00	$1,102.10	$3.86
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

Class B(a)	Actual	0.99%	$1,000.00	$1,100.60	$5.16
	Hypothetical*	0.99%	$1,000.00	$1,019.89	$4.96

Class D(a)	Actual	0.84%	$1,000.00	$1,101.50	$4.38
	Hypothetical*	0.84%	$1,000.00	$1,020.63	$4.21

Class E(a)	Actual	0.89%	$1,000.00	$1,101.50	$4.64
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Airlines—2.7%
American Airlines Group, Inc.	495,218	$19,776,531
Spirit Airlines, Inc. (a)	251,210	15,600,141

		35,376,672

Banks—2.2%
Signature Bank (a)	138,749	20,311,466
SVB Financial Group (a)	55,429	7,980,667

		28,292,133

Beverages—1.8%
Brown-Forman Corp. - Class B	130,557	13,079,200
Monster Beverage Corp. (a)	72,032	9,653,729

		22,732,929

Biotechnology—3.8%
Alkermes plc (a) (b)	155,407	9,998,886
BioMarin Pharmaceutical, Inc. (a)	82,566	11,293,378
Incyte Corp. (a)	186,153	19,399,004
Medivation, Inc. (a) (b)	75,227	8,590,923

		49,282,191

Capital Markets—4.3%
E*Trade Financial Corp. (a)	626,790	18,772,361
Raymond James Financial, Inc.	450,018	26,812,072
WisdomTree Investments, Inc. (b)	442,724	9,724,433

		55,308,866

Chemicals—3.8%
CF Industries Holdings, Inc.	154,080	9,904,262
Cytec Industries, Inc.	249,535	15,104,354
Sherwin-Williams Co. (The)	89,769	24,688,270

		49,696,886

Commercial Services & Supplies—3.4%
Cintas Corp. (b)	126,674	10,715,354
Copart, Inc. (a)	374,305	13,280,341
KAR Auction Services, Inc.	267,417	10,001,396
Stericycle, Inc. (a)	74,733	10,007,496

		44,004,587

Construction Materials—1.1%
Eagle Materials, Inc.	179,899	13,731,691

Distributors—1.3%
LKQ Corp. (a)	577,945	17,479,946

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (a)	215,195	12,438,271

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.	315,138	10,664,270

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp. - Class A	306,969	17,794,993

Food & Staples Retailing—1.0%
United Natural Foods, Inc. (a) (b)	207,091	13,187,555

Food Products—1.9%
Hain Celestial Group, Inc. (The) (a) (b)	264,536	17,422,341
Mead Johnson Nutrition Co.	81,036	7,311,068

		24,733,409

Health Care Equipment & Supplies—2.3%
Cooper Cos., Inc. (The)	99,815	17,764,076
DexCom, Inc. (a)	145,495	11,636,690

		29,400,766

Health Care Providers & Services—7.6%
Centene Corp. (a)	350,254	28,160,422
HealthSouth Corp. (b)	316,849	14,594,065
Humana, Inc.	64,631	12,362,618
MEDNAX, Inc. (a)	239,505	17,749,715
Molina Healthcare, Inc. (a) (b)	109,501	7,697,920
Universal Health Services, Inc. - Class B	124,567	17,700,971

		98,265,711

Health Care Technology—0.9%
Cerner Corp. (a)	170,175	11,752,285

Hotels, Restaurants & Leisure—1.7%
Chipotle Mexican Grill, Inc. (a)	11,435	6,918,061
Dunkin’ Brands Group, Inc. (b)	167,695	9,223,225
MGM Resorts International (a)	303,253	5,534,367

		21,675,653

Household Durables—1.3%
Harman International Industries, Inc.	142,533	16,952,875

Industrial Conglomerates—1.2%
Roper Technologies, Inc.	88,630	15,285,130

Insurance—2.5%
Allied World Assurance Co. Holdings AG	245,767	10,622,050
Aon plc	224,273	22,355,532

		32,977,582

Internet Software & Services—1.6%
Akamai Technologies, Inc. (a)	289,130	20,187,057

IT Services—6.7%
Alliance Data Systems Corp. (a)	89,950	26,260,003
Euronet Worldwide, Inc. (a)	32,219	1,987,912
Gartner, Inc. (a)	78,774	6,757,234
Global Payments, Inc.	240,861	24,917,070
Jack Henry & Associates, Inc.	162,972	10,544,288
Vantiv, Inc. - Class A (a)	416,966	15,923,932

		86,390,439

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.3%
Brunswick Corp.	337,804	$17,180,711

Life Sciences Tools & Services—3.0%
Illumina, Inc. (a)	108,047	23,593,143
PAREXEL International Corp. (a) (b)	245,620	15,795,822

		39,388,965

Machinery—2.0%
Wabtec Corp.	272,299	25,661,458

Marine—0.5%
Kirby Corp. (a)	81,666	6,260,516

Media—1.3%
IMAX Corp. (a)	405,316	16,322,075

Multiline Retail—2.6%
Dollar General Corp.	314,127	24,420,233
Dollar Tree, Inc. (a)	115,081	9,090,248

		33,510,481

Oil, Gas & Consumable Fuels—2.6%
Carrizo Oil & Gas, Inc. (a)	364,300	17,938,132
Continental Resources, Inc. (a) (b)	252,831	10,717,506
InterOil Corp. (a)	89,932	5,413,906

		34,069,544

Pharmaceuticals—1.7%
Mylan NV (a)	111,739	7,582,608
Perrigo Co. plc	78,785	14,561,832

		22,144,440

Professional Services—1.9%
CEB, Inc.	124,612	10,848,721
Equifax, Inc.	137,234	13,324,049

		24,172,770

Road & Rail—1.4%
J.B. Hunt Transport Services, Inc.	217,986	17,894,471

Semiconductors & Semiconductor Equipment—6.0%
Analog Devices, Inc.	216,487	13,895,218
Avago Technologies, Ltd.	60,954	8,102,615
Lam Research Corp.	162,972	13,257,772
NXP Semiconductor NV (a)	241,756	23,740,439
Qorvo, Inc. (a)	140,539	11,281,066
Synaptics, Inc. (a) (b)	87,775	7,613,165

		77,890,275

Software—9.4%
Activision Blizzard, Inc. (b)	446,628	10,812,864
Cadence Design Systems, Inc. (a) (b)	362,535	7,127,438
CDK Global, Inc.	204,322	11,029,302

Software—(Continued)
Electronic Arts, Inc. (a)	618,482	$41,129,053
Fair Isaac Corp.	130,918	11,884,736
Fortinet, Inc. (a)	593,991	24,549,648
Red Hat, Inc. (a)	200,128	15,195,719

		121,728,760

Specialty Retail—6.3%
DSW, Inc. - Class A	506,382	16,897,967
GNC Holdings, Inc. - Class A	307,395	13,672,930
L Brands, Inc.	144,063	12,350,521
O’Reilly Automotive, Inc. (a)	73,382	16,582,864
Ross Stores, Inc.	450,198	21,884,125

		81,388,407

Textiles, Apparel & Luxury Goods—0.8%
lululemon athletica, Inc. (a)	149,196	9,742,499

Total Common Stocks (Cost $982,735,317)		1,254,967,269

Short-Term Investments—8.3%

Mutual Fund—6.7%
State Street Navigator Securities Lending MET Portfolio (c)	85,853,241	85,853,241

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $21,178,022 on 07/01/15, collateralized by $21,390,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $21,603,900.	21,178,022	21,178,022

Total Short-Term Investments (Cost $107,031,263)		107,031,263

Total Investments—105.4% (Cost $1,089,766,580) (d)		1,361,998,532
Other assets and liabilities (net)—(5.4)%		(69,613,382)

Net Assets—100.0%		$1,292,385,150

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $98,109,359 and the collateral received consisted of cash in the amount of $85,853,241 and non-cash collateral with a value of $13,411,267. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $1,089,766,580. The aggregate unrealized appreciation and depreciation of investments were $280,630,450 and $(8,398,498), respectively, resulting in net unrealized appreciation of $272,231,952.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,254,967,269	$—	$—	$1,254,967,269
Short-Term Investments
Mutual Fund	85,853,241	—	—	85,853,241
Repurchase Agreement	—	21,178,022	—	21,178,022
Total Short-Term Investments	85,853,241	21,178,022	—	107,031,263
Total Investments	$1,340,820,510	$21,178,022	$—	$1,361,998,532

Collateral for securities loaned (Liability)	$—	$(85,853,241)	$—	$(85,853,241)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,361,998,532
Receivable for:
Investments sold	31,210,839
Fund shares sold	91,274
Dividends	545,154

Total Assets	1,393,845,799
Liabilities
Collateral for securities loaned	85,853,241
Payables for:
Investments purchased	13,972,671
Fund shares redeemed	528,462
Accrued expenses:
Management fees	753,152
Distribution and service fees	52,975
Deferred trustees’ fees	101,424
Other expenses	198,724

Total Liabilities	101,460,649

Net Assets	$1,292,385,150

Net assets consist of:
Paid in surplus	$945,941,178
Accumulated net investment loss	(1,029,733)
Accumulated net realized gain	75,241,753
Unrealized appreciation on investments	272,231,952

Net Assets	$1,292,385,150

Net Assets
Class A	$971,357,358
Class B	206,183,336
Class D	103,212,190
Class E	11,632,266
Capital Shares Outstanding*
Class A	26,912,812
Class B	6,179,892
Class D	2,901,544
Class E	328,067
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$36.09
Class B	33.36
Class D	35.57
Class E	35.46

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,089,766,580.
(b)	Includes securities loaned at value of $98,109,359.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends	$3,703,848
Securities lending income	83,895

Total investment income	3,787,743
Expenses
Management fees	4,305,277
Administration fees	14,322
Custodian and accounting fees	45,287
Distribution and service fees—Class B	258,370
Distribution and service fees—Class D	51,277
Distribution and service fees—Class E	8,657
Audit and tax services	20,058
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	89,748
Insurance	3,485
Miscellaneous	7,714

Total expenses	4,837,952
Less management fee waiver	(55,681)
Less broker commission recapture	(38,383)

Net expenses	4,743,888

Net Investment Loss	(956,145)

Net Realized and Unrealized Gain
Net realized gain on:
Investments	74,946,000
Futures contracts	535,891

Net realized gain	75,481,891

Net change in unrealized appreciation on investments	43,574,797

Net realized and unrealized gain	119,056,688

Net Increase in Net Assets From Operations	$118,100,543

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(956,145)	$(2,127,468)
Net realized gain	75,481,891	164,117,510
Net change in unrealized appreciation (depreciation)	43,574,797	(40,271,945)

Increase in net assets from operations	118,100,543	121,718,097

From Distributions to Shareholders
Net realized capital gains
Class A	(120,148,007)	(86,686,736)
Class B	(27,320,274)	(18,668,169)
Class D	(12,958,013)	(9,371,524)
Class E	(1,448,339)	(1,005,877)

Total distributions	(161,874,633)	(115,732,306)

Increase (decrease) in net assets from capital share transactions	193,900,856	(166,998,385)

Total increase (decrease) in net assets	150,126,766	(161,012,594)

Net Assets
Beginning of period	1,142,258,384	1,303,270,978

End of period	$1,292,385,150	$1,142,258,384

Accumulated net investment loss
End of period	$(1,029,733)	$(73,588)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	2,697,131	$107,303,826	520,541	$18,295,255
Reinvestments	3,289,923	120,148,007	2,586,892	86,686,736
Redemptions	(1,368,473)	(53,814,102)	(7,443,757)	(258,882,901)

Net increase (decrease)	4,618,581	$173,637,731	(4,336,324)	$(153,900,910)

Class B
Sales	399,674	$14,051,579	383,567	$12,984,373
Reinvestments	809,249	27,320,274	594,906	18,668,169
Redemptions	(729,026)	(26,805,079)	(1,082,261)	(36,895,257)

Net increase (decrease)	479,897	$14,566,774	(103,788)	$(5,242,715)

Class D
Sales	69,658	$2,710,977	130,302	$4,646,830
Reinvestments	360,045	12,958,013	282,872	9,371,524
Redemptions	(278,708)	(10,761,951)	(593,715)	(21,199,899)

Net increase (decrease)	150,995	$4,907,039	(180,541)	$(7,181,545)

Class E
Sales	11,793	$459,764	15,989	$566,549
Reinvestments	40,366	1,448,339	30,435	1,005,877
Redemptions	(28,459)	(1,118,791)	(62,309)	(2,245,641)

Net increase (decrease)	23,700	$789,312	(15,885)	$(673,215)

Increase (decrease) derived from capital shares transactions		$193,900,856		$(166,998,385)

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$37.28		$36.90	$28.92		$26.06	$26.94	$23.38

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.05)	(0.00	)(b)	0.34	0.02	0.10
Net realized and unrealized gain (loss) on investments	3.89		3.78	9.18		2.52	(0.82)	3.48

Total from investment operations	3.87		3.73	9.18		2.86	(0.80)	3.58

Less Distributions
Distributions from net investment income	0.00		0.00	(0.42)		0.00	(0.08)	(0.02)
Distributions from net realized capital gains	(5.06)		(3.35)	(0.78)		0.00	0.00	0.00

Total distributions	(5.06)		(3.35)	(1.20)		0.00	(0.08)	(0.02)

Net Asset Value, End of Period	$36.09		$37.28	$36.90		$28.92	$26.06	$26.94

Total Return (%) (c)	10.21	(d)	11.14	32.77		10.97	(3.00)	15.30

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	(e)	0.76	0.75		0.78	0.77	0.77
Net ratio of expenses to average net assets (%) (f)	0.74	(e)	0.75	0.74		0.78	0.77	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.10	)(e)	(0.13)	(0.01)		1.21	0.09	0.40
Portfolio turnover rate (%)	32	(d)	48	120		78	111	91
Net assets, end of period (in millions)	$971.4		$831.2	$982.6		$571.6	$568.2	$644.6

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$34.85		$34.79	$27.33		$24.69	$25.54	$22.21

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)		(0.13)	(0.08)		0.26	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	3.64		3.54	8.66		2.38	(0.79)	3.29

Total from investment operations	3.57		3.41	8.58		2.64	(0.83)	3.33

Less Distributions
Distributions from net investment income	0.00		0.00	(0.34)		0.00	(0.02)	0.00
Distributions from net realized capital gains	(5.06)		(3.35)	(0.78)		0.00	0.00	0.00

Total distributions	(5.06)		(3.35)	(1.12)		0.00	(0.02)	0.00

Net Asset Value, End of Period	$33.36		$34.85	$34.79		$27.33	$24.69	$25.54

Total Return (%) (c)	10.06	(d)	10.88	32.43		10.69	(3.24)	14.99

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	(e)	1.01	1.00		1.03	1.02	1.02
Net ratio of expenses to average net assets (%) (f)	0.99	(e)	1.00	0.99		1.03	1.02	1.02
Ratio of net investment income (loss) to average net assets (%)	(0.36	)(e)	(0.37)	(0.25)		0.98	(0.15)	0.18
Portfolio turnover rate (%)	32	(d)	48	120		78	111	91
Net assets, end of period (in millions)	$206.2		$198.6	$201.9		$84.1	$81.1	$83.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class D
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$36.83		$36.52	$28.63	$25.82	$26.71	$23.19

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)		(0.08)	(0.04)	0.30	(0.01)	0.07
Net realized and unrealized gain (loss) on investments	3.84		3.74	9.09	2.51	(0.82)	3.45

Total from investment operations	3.80		3.66	9.05	2.81	(0.83)	3.52

Less Distributions
Distributions from net investment income	0.00		0.00	(0.38)	0.00	(0.06)	0.00
Distributions from net realized capital gains	(5.06)		(3.35)	(0.78)	0.00	0.00	0.00

Total distributions	(5.06)		(3.35)	(1.16)	0.00	(0.06)	0.00

Net Asset Value, End of Period	$35.57		$36.83	$36.52	$28.63	$25.82	$26.71

Total Return (%) (c)	10.15	(d)	11.06	32.63	10.88	(3.14)	15.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(e)	0.86	0.85	0.88	0.87	0.87
Net ratio of expenses to average net assets (%) (f)	0.84	(e)	0.85	0.84	0.88	0.87	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.21	)(e)	(0.22)	(0.13)	1.06	(0.03)	0.29
Portfolio turnover rate (%)	32	(d)	48	120	78	111	91
Net assets, end of period (in millions)	$103.2		$101.3	$107.1	$99.9	$113.9	$148.1

	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$36.73		$36.46	$28.58	$25.79	$26.68	$23.16

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)		(0.10)	(0.06)	0.29	(0.02)	0.05
Net realized and unrealized gain (loss) on investments	3.84		3.72	9.09	2.50	(0.82)	3.47

Total from investment operations	3.79		3.62	9.03	2.79	(0.84)	3.52

Less Distributions
Distributions from net investment income	0.00		0.00	(0.37)	0.00	(0.05)	0.00
Distributions from net realized capital gains	(5.06)		(3.35)	(0.78)	0.00	0.00	0.00

Total distributions	(5.06)		(3.35)	(1.15)	0.00	(0.05)	0.00

Net Asset Value, End of Period	$35.46		$36.73	$36.46	$28.58	$25.79	$26.68

Total Return (%) (c)	10.15	(d)	10.96	32.59	10.82	(3.19)	15.20

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(e)	0.91	0.90	0.93	0.92	0.92
Net ratio of expenses to average net assets (%) (f)	0.89	(e)	0.90	0.89	0.93	0.92	0.92
Ratio of net investment income (loss) to average net assets (%)	(0.26	)(e)	(0.28)	(0.17)	1.04	(0.07)	0.23
Portfolio turnover rate (%)	32	(d)	48	120	78	111	91
Net assets, end of period (in millions)	$11.6		$11.2	$11.7	$10.3	$10.9	$13.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Frontier Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, D, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-11

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to broker commission recapture and ordinary loss netting. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-12

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $21,178,022, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending

MSF-13

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

During the six months ended June 30, 2015, the Portfolio entered into equity index futures contracts which were subject to equity price risk. During the period April 30, 2015 through May 1, 2015, the Portfolio had bought and sold $85,521,979 in notional cost on equity index futures contracts. At June 30, 2015, the Portfolio did not have any open futures contracts. For the six months ended June 30, 2015, the Portfolio had realized gains in the amount of $535,891 which are shown under Net realized gain on futures contracts in the Statement of Operations.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$381,069,238	$0	$384,725,503

MSF-14

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

During the six months ended June 30, 2015, the Portfolio engaged in security transactions with other affiliated portfolios. These amounted to $10,698,435 in purchases of investments, which are included above.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$4,305,277	0.750%	Of the first $500 million
	0.700%	Of the next $500 million
	0.650%	On amounts in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Frontier Capital Management Company, LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	On the first $ 500 million
0.025%	Over $850 million and less than $1 billion
(0.025)%	On the next $250 million

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, D, and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, D, and E Shares. Under the Distribution and Service Plan, the Class B, D, and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, D, and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.10% per year for Class D Shares, and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

MSF-15

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$65,476,941	$12,512,009	$50,255,365	$24,222,563	$115,732,306	$36,734,572

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$25,266,291	$136,674,827	$228,350,533	$—	$390,291,651

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-16

Metropolitan Series Fund

Jennison Growth Portfolio

Managed by Jennison Associates LLC

Portfolio Manager Commentary*—(Continued)

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Jennison Growth Portfolio returned 8.18%, 8.05%, and 8.12%, respectively. The Portfolio’s benchmark, the Russell 1000 Growth Index1, returned 3.96%.

MARKET ENVIRONMENT / CONDITIONS

Weak energy prices and a strong U.S. dollar were key influences on the global economic landscape in the six months ended June 30, 2015. The U.S. remained the strongest of the major global economies. China’s growth continued to slow despite stimulus measures and easing in lending markets. Europe struggled to avert Greece’s looming default even as the country’s new government called for less economic austerity. Tensions between Russia and Ukraine remained elevated with little hint of improvement. Brazil flirted with recession. Japan showed little economic improvement, although its stock market made steady progress as investors hoped a weaker yen would boost exports. These challenges, combined with uncertainty about the timing and pace of anticipated monetary tightening in the U.S., contributed to continued volatility in global financial markets.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Within the Russell 1000 Growth Index, all sectors, with the exception of Utilities, Industrials, and Energy, advanced, but only Health Care, Consumer Discretionary, and Information Technology outpaced the index as a whole. With substantial weights and strong stock selection in these three sectors, the Portfolio posted strong returns and outperformed the benchmark.

In the Consumer Discretionary sector, major contributors to Portfolio returns included Netflix, Amazon.com, and Starbucks. We believe several factors have strengthened the long-term competitive positioning of Netflix, including a shift toward exclusive deals and original content, increasing pricing power, international expansion, and the company’s scale advantage. Subscriber growth at the on-demand streaming media network has been strong.

Amazon has been increasing its business investment to drive unit growth not only in its core retail business but through the proliferation of digital commerce via the mobile market. The stock benefited as investors increasingly appreciated Amazon’s strong execution, long-term revenue growth, margin-expansion potential, and Amazon Web Services cloud infrastructure opportunities.

The strength of the Starbucks brand and the company’s innovation in mobile and loyalty programs helped drive customer traffic and robust sales.

In the Health Care sector, Biogen, Novo Nordisk, and Gilead Sciences were contributors of note. Biogen’s lead product Tecfidera is an oral multiple sclerosis treatment; its ease of use could support broad adoption and sustain Biogen’s market leadership. The company’s drug pipeline includes treatments for hemophilia, Alzheimer’s, and spinal muscular atrophy.

Denmark-based Novo Nordisk, the world’s leading maker of insulin, rose as a new insulin product, already available in Europe and other markets, moved closer to approval in the U.S.

Gilead’s Sovaldi and Harvoni drugs have set a new standard for hepatitis C treatment, curing the vast majority of patients in about 12 weeks with few side effects. The company’s oncology pipeline also looks promising.

In the Information Technology sector, Apple’s strength reflected expanding global acceptance of its platform. We expect that new products and updates will sustain the company’s attractive revenue growth.

Tencent Holdings performed well thanks to its leading position in China’s online gaming and instant-messaging markets as well as its growing e-commerce, advertising, and payment-service efforts. In contrast, another Chinese Internet company, Alibaba, was hurt by worries related to changes in keyword search, the transition to more mobile-device-based transactions, and an at-times-unsettled relationship with its main corporate regulator in China. We believe Alibaba, with its dominant market share, offers an attractive opportunity to invest in the long-term growth of the Chinese e-commerce market, which in our view is meaningfully underpenetrated.

The Portfolio’s Industrials positions lagged the benchmark sector. Precision Castparts, which makes structural investment castings, forged components, and airfoil castings for aircraft engines and industrial gas turbines, reported disappointing results. Rail freight carriers Canadian Pacific Railway and Union Pacific were hurt by lower volumes of a variety of commodities, including oil, grain, and coal, being shipped on their rail lines.

MSF-1

Metropolitan Series Fund

Jennison Growth Portfolio

Managed by Jennison Associates LLC

Portfolio Manager Commentary*

In Materials, Monsanto’s decline reflected a tough agricultural environment. We believe the company, which makes genetically modified seeds and agricultural chemicals, continues to execute well.

The Portfolio is constructed through individual stock selection, based on the fundamentals of individual companies. Sector weights over the course of 2015’s first six months were largely stable, with the Portfolio’s weight in Industrials decreasing. Relative to the Russell 1000 Growth Index benchmark, at period end the Portfolio remained overweight Information Technology, Consumer Discretionary, and Health Care, and underweight Consumer Staples and Industrials.

Kathleen A. McCarragher

Spiros “Sig” Segalas

Michael A. Del Balso

Portfolio Managers

Jennison Associates LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Jennison Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Jennison Growth Portfolio
Class A	8.18	13.57	18.52	9.31
Class B	8.05	13.27	18.24	9.03
Class E	8.12	13.39	18.35	9.14
Russell 1000 Growth Index	3.96	10.56	18.59	9.10

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Apple, Inc.	6.4
Facebook, Inc. - Class A	3.7
MasterCard, Inc. - Class A	3.3
Amazon.com, Inc.	3.3
NIKE, Inc. - Class B	2.7
Biogen, Inc.	2.6
Visa, Inc. - Class A	2.5
Allergan plc	2.4
Netflix, Inc.	2.3
Walt Disney Co. (The)	2.3

Top Sectors

% of Net Assets
Information Technology	34.5
Consumer Discretionary	28.0
Health Care	21.5
Financials	4.4
Consumer Staples	3.5
Energy	3.1
Industrials	2.5
Materials	2.1

MSF-3

Metropolitan Series Fund

Jennison Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Jennison Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.54%	$1,000.00	$1,081.80	$2.79
	Hypothetical*	0.54%	$1,000.00	$1,022.12	$2.71

Class B(a)	Actual	0.79%	$1,000.00	$1,080.50	$4.08
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

Class E(a)	Actual	0.69%	$1,000.00	$1,081.20	$3.56
	Hypothetical*	0.69%	$1,000.00	$1,021.37	$3.46

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Boeing Co. (The)	319,856	$44,370,424

Automobiles—1.6%
Tesla Motors, Inc. (a) (b)	175,218	47,003,981

Beverages—0.5%
Monster Beverage Corp. (a)	110,943	14,868,581

Biotechnology—9.1%
Alexion Pharmaceuticals, Inc. (a)	253,431	45,812,722
Biogen, Inc. (a)	185,978	75,123,953
Celgene Corp. (a)	319,473	36,974,208
Gilead Sciences, Inc.	404,717	47,384,266
Regeneron Pharmaceuticals, Inc. (a)	68,499	34,943,395
Vertex Pharmaceuticals, Inc. (a)	211,048	26,060,207

		266,298,751

Capital Markets—2.3%
Goldman Sachs Group, Inc. (The)	145,102	30,295,846
Morgan Stanley	956,321	37,095,692

		67,391,538

Chemicals—2.1%
Monsanto Co.	372,695	39,725,560
Sherwin-Williams Co. (The)	83,159	22,870,388

		62,595,948

Diversified Financial Services—1.0%
McGraw Hill Financial, Inc.	291,464	29,277,559

Electronic Equipment, Instruments & Components—0.0%
Fitbit, Inc. - Class A (a)	20,549	785,588

Energy Equipment & Services—0.9%
Schlumberger, Ltd.	315,114	27,159,676

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	312,386	42,190,853
Kroger Co. (The)	375,503	27,227,723

		69,418,576

Food Products—0.6%
Mondelez International, Inc. - Class A	397,704	16,361,543

Health Care Equipment & Supplies—1.6%
Abbott Laboratories	937,967	46,035,420

Hotels, Restaurants & Leisure—4.5%
Chipotle Mexican Grill, Inc. (a)	45,187	27,337,683
Marriott International, Inc. - Class A	586,372	43,620,213
Starbucks Corp.	1,137,699	60,997,732

		131,955,628

Internet & Catalog Retail—9.0%
Amazon.com, Inc. (a)	223,193	96,885,850
JD.com, Inc. (ADR) (a)	897,040	30,589,064
Netflix, Inc. (a)	104,463	68,625,923
Priceline Group, Inc. (The) (a)	39,487	45,464,147
TripAdvisor, Inc. (a)	177,212	15,442,254
Vipshop Holdings, Ltd. (ADR) (a) (b)	245,765	5,468,271

		262,475,509

Internet Software & Services—11.7%
Alibaba Group Holding, Ltd. (ADR) (a)	341,258	28,075,296
Facebook, Inc. - Class A (a)	1,245,974	106,860,960
Google, Inc. - Class A (a)	83,663	45,181,367
Google, Inc. - Class C (a)	84,341	43,900,334
LendingClub Corp. (a)	63,527	937,023
LinkedIn Corp. - Class A (a)	230,705	47,670,574
Tencent Holdings, Ltd.	2,444,523	48,703,379
Twitter, Inc. (a)	579,442	20,987,389

		342,316,322

IT Services—5.8%
MasterCard, Inc. - Class A	1,043,392	97,536,284
Visa, Inc. - Class A (b)	1,083,753	72,774,014

		170,310,298

Life Sciences Tools & Services—1.7%
Illumina, Inc. (a)	228,712	49,941,552

Media—3.3%
Time Warner, Inc.	349,592	30,557,837
Walt Disney Co. (The)	579,196	66,109,431

		96,667,268

Multiline Retail—0.9%
Dollar General Corp.	353,611	27,489,719

Oil, Gas & Consumable Fuels—2.2%
Concho Resources, Inc. (a)	293,282	33,393,089
EOG Resources, Inc.	337,495	29,547,687

		62,940,776

Pharmaceuticals—9.1%
Allergan plc (a)	233,285	70,792,666
Bristol-Myers Squibb Co.	981,383	65,301,225
Merck & Co., Inc.	587,981	33,473,758
Novo Nordisk A/S (ADR)	814,181	44,584,552
Shire plc (ADR)	212,512	51,319,523

		265,471,724

Real Estate Investment Trusts—1.1%
American Tower Corp.	347,754	32,441,971

Road & Rail—1.0%
Canadian Pacific Railway, Ltd.	176,796	28,328,023

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.0%
ARM Holdings plc (ADR) (b)	625,091	$30,798,234
NXP Semiconductors NV (a)	265,772	26,098,810

		56,897,044

Software—8.6%
Adobe Systems, Inc. (a)	641,016	51,928,706
FireEye, Inc. (a) (b)	411,400	20,121,574
Red Hat, Inc. (a)	584,900	44,411,457
Salesforce.com, Inc. (a)	780,958	54,378,106
Splunk, Inc. (a)	457,737	31,867,650
VMware, Inc. - Class A (a)	234,706	20,123,692
Workday, Inc. - Class A (a) (b)	371,813	28,402,795

		251,233,980

Specialty Retail—4.6%
Inditex S.A.	1,529,780	49,887,396
O’Reilly Automotive, Inc. (a)	172,402	38,959,404
Tiffany & Co.	168,930	15,507,774
TJX Cos., Inc. (The)	458,136	30,314,859

		134,669,433

Technology Hardware, Storage & Peripherals—6.4%
Apple, Inc.	1,493,711	187,348,702

Textiles, Apparel & Luxury Goods—4.1%
NIKE, Inc. - Class B	720,568	77,835,755
Under Armour, Inc. - Class A (a) (b)	484,193	40,401,064

		118,236,819

Total Common Stocks (Cost $1,966,745,899)		2,910,292,353

Short-Term Investment—4.9%
Security Description	Shares	Value

Mutual Fund—4.9%
State Street Navigator Securities Lending MET Portfolio (c)	141,603,647	141,603,647

Total Short-Term Investment (Cost $141,603,647)		141,603,647

Total Investments—104.5% (Cost $2,108,349,546) (d)		3,051,896,000
Other assets and liabilities (net)—(4.5)%		(130,635,779)

Net Assets—100.0%		$2,921,260,221

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $166,360,000 and the collateral received consisted of cash in the amount of $141,603,647 and non-cash collateral with a value of $26,352,593. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $2,108,349,546. The aggregate unrealized appreciation and depreciation of investments were $968,060,599 and $(24,514,145), respectively, resulting in net unrealized appreciation of $943,546,454.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$44,370,424	$—	$—	$44,370,424
Automobiles	47,003,981	—	—	47,003,981
Beverages	14,868,581	—	—	14,868,581
Biotechnology	266,298,751	—	—	266,298,751
Capital Markets	67,391,538	—	—	67,391,538
Chemicals	62,595,948	—	—	62,595,948
Diversified Financial Services	29,277,559	—	—	29,277,559
Electronic Equipment, Instruments & Components	785,588	—	—	785,588
Energy Equipment & Services	27,159,676	—	—	27,159,676
Food & Staples Retailing	69,418,576	—	—	69,418,576
Food Products	16,361,543	—	—	16,361,543
Health Care Equipment & Supplies	46,035,420	—	—	46,035,420
Hotels, Restaurants & Leisure	131,955,628	—	—	131,955,628
Internet & Catalog Retail	262,475,509	—	—	262,475,509
Internet Software & Services	293,612,943	48,703,379	—	342,316,322
IT Services	170,310,298	—	—	170,310,298
Life Sciences Tools & Services	49,941,552	—	—	49,941,552
Media	96,667,268	—	—	96,667,268
Multiline Retail	27,489,719	—	—	27,489,719
Oil, Gas & Consumable Fuels	62,940,776	—	—	62,940,776
Pharmaceuticals	265,471,724	—	—	265,471,724
Real Estate Investment Trusts	32,441,971	—	—	32,441,971
Road & Rail	28,328,023	—	—	28,328,023
Semiconductors & Semiconductor Equipment	56,897,044	—	—	56,897,044
Software	251,233,980	—	—	251,233,980
Specialty Retail	84,782,037	49,887,396	—	134,669,433
Technology Hardware, Storage & Peripherals	187,348,702	—	—	187,348,702
Textiles, Apparel & Luxury Goods	118,236,819	—	—	118,236,819
Total Common Stocks	2,811,701,578	98,590,775	—	2,910,292,353
Total Short-Term Investment*	141,603,647	—	—	141,603,647
Total Investments	$2,953,305,225	$98,590,775	$—	$3,051,896,000

Collateral for securities loaned (Liability)	$—	$(141,603,647)	$—	$(141,603,647)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Jennison Growth Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$3,051,896,000
Receivable for:
Investments sold	20,714,687
Fund shares sold	282,055
Dividends	1,309,372

Total Assets	3,074,202,114
Liabilities
Due to custodian	6,312,895
Collateral for securities loaned	141,603,647
Payables for:
Fund shares redeemed	3,178,365
Accrued expenses:
Management fees	1,269,802
Distribution and service fees	189,226
Deferred trustees’ fees	128,301
Other expenses	259,657

Total Liabilities	152,941,893

Net Assets	$2,921,260,221

Net assets consist of:
Paid in surplus	$1,772,574,204
Undistributed net investment income	3,705,253
Accumulated net realized gain	201,438,896
Unrealized appreciation on investments and foreign currency transactions	943,541,868

Net Assets	$2,921,260,221

Net Assets
Class A	$2,005,203,415
Class B	903,709,733
Class E	12,347,073
Capital Shares Outstanding*
Class A	134,184,584
Class B	61,173,271
Class E	830,064
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.94
Class B	14.77
Class E	14.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,108,349,546.
(b)	Includes securities loaned at value of $166,360,000.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$12,816,990
Securities lending income	209,141

Total investment income	13,026,131
Expenses
Management fees	8,825,167
Administration fees	34,551
Custodian and accounting fees	123,170
Distribution and service fees—Class B	1,137,016
Distribution and service fees—Class E	9,162
Audit and tax services	20,058
Legal	14,250
Trustees’ fees and expenses	19,348
Shareholder reporting	79,002
Insurance	9,518
Miscellaneous	12,524

Total expenses	10,283,766
Less management fee waiver	(1,111,902)
Less broker commission recapture	(87,282)

Net expenses	9,084,582

Net Investment Income	3,941,549

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	202,736,415
Foreign currency transactions	(1,836)

Net realized gain	202,734,579

Net change in unrealized appreciation on:
Investments	29,878,606
Foreign currency transactions	3,986

Net change in unrealized appreciation	29,882,592

Net realized and unrealized gain	232,617,171

Net Increase in Net Assets From Operations	$236,558,720

(a)	Net of foreign withholding taxes of $179,574.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Jennison Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,941,549	$5,758,518
Net realized gain	202,734,579	438,262,968
Net change in unrealized appreciation (depreciation)	29,882,592	(181,691,965)

Increase in net assets from operations	236,558,720	262,329,521

From Distributions to Shareholders
Net investment income
Class A	(5,448,743)	(5,936,824)
Class B	(104,756)	(296,189)
Class E	(14,860)	(14,912)
Net realized capital gains
Class A	(300,608,310)	(120,715,426)
Class B	(135,816,086)	(50,589,027)
Class E	(1,834,915)	(670,256)

Total distributions	(443,827,670)	(178,222,634)

Increase (decrease) in net assets from capital share transactions	161,986,370	(438,747,525)

Total decrease in net assets	(45,282,580)	(354,640,638)

Net Assets
Beginning of period	2,966,542,801	3,321,183,439

End of period	$2,921,260,221	$2,966,542,801

Undistributed net investment income
End of period	$3,705,253	$5,332,063

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	773,575	$13,039,161	3,320,463	$50,121,269
Reinvestments	20,309,028	306,057,053	8,906,628	126,652,250
Redemptions	(13,059,638)	(219,505,128)	(33,440,544)	(516,618,578)

Net increase (decrease)	8,022,965	$99,591,086	(21,213,453)	$(339,845,059)

Class B
Sales	1,389,216	$23,110,227	3,944,009	$59,629,111
Reinvestments	9,122,204	135,920,842	3,614,007	50,885,216
Redemptions	(5,853,964)	(97,875,692)	(13,416,857)	(208,561,548)

Net increase (decrease)	4,657,456	$61,155,377	(5,858,841)	$(98,047,221)

Class E
Sales	59,811	$993,475	88,476	$1,389,901
Reinvestments	123,318	1,849,775	48,353	685,168
Redemptions	(95,114)	(1,603,343)	(187,879)	(2,930,314)

Net increase (decrease)	88,015	$1,239,907	(51,050)	$(855,245)

Increase (decrease) derived from capital shares transactions		$161,986,370		$(438,747,525)

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Jennison Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$16.23		$15.82	$11.73	$12.14		$12.11	$10.91

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.04	0.04	0.07		0.03	0.04
Net realized and unrealized gain on investments	1.32		1.26	4.25	1.88		0.03	1.23

Total from investment operations	1.35		1.30	4.29	1.95		0.06	1.27

Less Distributions
Distributions from net investment income	(0.05)		(0.04)	(0.06)	(0.03)		(0.03)	(0.07)
Distributions from net realized capital gains	(2.59)		(0.85)	(0.14)	(2.33)		0.00	0.00

Total distributions	(2.64)		(0.89)	(0.20)	(2.36)		(0.03)	(0.07)

Net Asset Value, End of Period	$14.94		$16.23	$15.82	$11.73		$12.14	$12.11

Total Return (%) (b)	8.18	(c)	9.06	37.00	15.78		0.51	11.63

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	(d)	0.62	0.62	0.64		0.64	0.64
Net ratio of expenses to average net assets (%) (e)	0.54	(d)	0.54	0.55	0.57		0.57	0.59
Ratio of net investment income to average net assets (%)	0.34	(d)	0.26	0.31	0.58		0.22	0.35
Portfolio turnover rate (%)	14	(c)	25	36	41		47	66
Net assets, end of period (in millions)	$2,005.2		$2,047.5	$2,332.0	$1,744.7		$997.2	$1,852.8

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$16.05		$15.66	$11.61	$12.03		$12.01	$10.83

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.00 (f)	0.01	0.03		0.00 (f)	0.01
Net realized and unrealized gain on investments	1.30		1.25	4.21	1.88		0.03	1.21

Total from investment operations	1.31		1.25	4.22	1.91		0.03	1.22

Less Distributions
Distributions from net investment income	(0.00	)(g)	(0.01)	(0.03)	(0.00	)(g)	(0.01)	(0.04)
Distributions from net realized capital gains	(2.59)		(0.85)	(0.14)	(2.33)		0.00	0.00

Total distributions	(2.59)		(0.86)	(0.17)	(2.33)		(0.01)	(0.04)

Net Asset Value, End of Period	$14.77		$16.05	$15.66	$11.61		$12.03	$12.01

Total Return (%) (b)	8.05	(c)	8.74	36.73	15.56		0.22	11.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	(d)	0.87	0.87	0.89		0.89	0.89
Net ratio of expenses to average net assets (%) (e)	0.79	(d)	0.79	0.80	0.82		0.82	0.84
Ratio of net investment income to average net assets (%)	0.09	(d)	0.01	0.06	0.30		0.02	0.10
Portfolio turnover rate (%)	14	(c)	25	36	41		47	66
Net assets, end of period (in millions)	$903.7		$907.1	$976.7	$804.2		$429.9	$425.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Jennison Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.15		$15.75	$11.67	$12.09	$12.07	$10.88

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.02	0.02	0.04	0.01	0.02
Net realized and unrealized gain on investments	1.31		1.25	4.24	1.88	0.03	1.22

Total from investment operations	1.33		1.27	4.26	1.92	0.04	1.24

Less Distributions
Distributions from net investment income	(0.02)		(0.02)	(0.04)	(0.01)	(0.02)	(0.05)
Distributions from net realized capital gains	(2.59)		(0.85)	(0.14)	(2.33)	0.00	0.00

Total distributions	(2.61)		(0.87)	(0.18)	(2.34)	(0.02)	(0.05)

Net Asset Value, End of Period	$14.87		$16.15	$15.75	$11.67	$12.09	$12.07

Total Return (%) (b)	8.12	(c)	8.86	36.90	15.58	0.31	11.44

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	(d)	0.77	0.77	0.79	0.79	0.79
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.70	0.72	0.72	0.74
Ratio of net investment income to average net assets (%)	0.19	(d)	0.11	0.16	0.38	0.12	0.21
Portfolio turnover rate (%)	14	(c)	25	36	41	47	66
Net assets, end of period (in millions)	$12.3		$12.0	$12.5	$11.8	$8.9	$10.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.
(g)	Distributions from net investment income were less than $0.01.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Jennison Growth Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Jennison Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-12

Metropolitan Series Fund

Jennison Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-13

Metropolitan Series Fund

Jennison Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing

MSF-14

Metropolitan Series Fund

Jennison Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$421,767,553	$0	$701,447,601

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$8,825,167	0.700%	Of the first $200 million
	0.650%	Of the next $300 million
	0.600%	Of the next $1.5 billion
	0.550%	On amounts in excess of $2 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Jennison Associates LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	Of the first $200 million
0.050%	Over $300 million and less than $1 billion
0.100%	On the next $1 billion
0.080%	On amounts in excess of $2 billion

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

MSF-15

Metropolitan Series Fund

Jennison Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$6,247,925	$9,959,764	$171,974,709	$28,851,960	$178,222,634	$38,811,724

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$8,090,976	$435,464,157	$912,525,741	$—	$1,356,080,874

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-16

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Managed By Loomis, Sayles & Company L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Loomis Sayles Small Cap Core Portfolio returned 6.62%, 6.49%, and 6.54%, respectively. The Portfolio’s benchmark, the Russell 2000 Index1, returned 4.75%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities recorded mixed returns for the first six months of 2015, as conflicted investors weighed prospects of accelerating economic growth against that acceleration ending the Federal Reserve’s (the “Fed”) multi-year easy money regime. The Fed continued its data-dependent stance regarding potentially higher interest rates. Tension in the Greek economic situation also led to higher volatility. Merger-and-acquisition (“M&A”) activity seemed to accelerate. Small cap stocks posted solid gains, while large cap equities lagged. This marked the third consecutive quarter small cap stocks outperformed large, following a five-quarter advantage of large over small. While no specific factor explains the recent advantage of small over large, relative valuation, higher investor risk appetite, less exposure to the strong dollar, and relative valuation may all have, in some way, contributed to the change. More notably, small cap growth stocks outperformed small cap value. Following small growth outperformance in both 2013 and 2014, the lead has been extended further in the first six months of 2015. While the advantage of growth over value can be observed across most economic sectors, strong performance in Biopharmaceuticals (a large weighting in small cap growth indices) and weak performance in Real Estate Investment Trusts (“REITs”) (a large weighting in value indices) have contributed to the most recent performance differential. The Russell 2000 Growth Index returned 8.7%, while the Russell 2000 Value Index returned 0.8%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

During the period, Portfolio outperformance was driven by favorable stock selection, while sector allocation slightly detracted. Of note, M&A activity generally increased throughout the economy, and the Portfolio benefited as well. Eight Portfolio holdings agreed to merger proposals during the period. The Financials sector was the top-contributing sector in terms of stock selection. Key drivers included the announced acquisition of HCC Insurance Holdings, Inc., strong performance in a number of bank stock holdings and the Portfolio’s below-benchmark weighting in the underperforming REIT industry. The Portfolio’s Consumer Discretionary sector holdings also outperformed due to strong stock selection. While Industrials stocks lagged the market overall, the Portfolio’s holdings in aggregate outperformed, driven by strong returns in business services holdings RPX Corporation, Insperity, Inc. (position was sold during the period) and CEB Inc. In addition, Exelis Inc. was acquired by Harris Corporation and eliminated from the Portfolio. The outperformance of the Financials and Consumer Discretionary sectors was partially offset by unfavorable stock selection in the Energy and Materials sectors. Relative to our benchmark, the Healthcare sector was the biggest detractor due to the Portfolio’s underweight in the biotechnology industry.

Top-performing individual holdings were HCC Insurance Holdings, Inc., Pinnacle Financial Partners, Inc. and Cambrex Corporation. HCC Insurance Holdings, increased 44.9% (during the period) after accepting an offer to be acquired by Tokio Marine, a Japan-based provider of property, casualty and life insurance. Pinnacle Financial Partners, a Nashville-based commercial bank, had an impressive six months, with robust organic loan growth, the announcement of the acquisition of Magna Bank and a separate lending team in Memphis (a key market of interest), and the acquisition of a stake in CapitalMark, a Healthcare Finance company. The deals should be accretive to both tangible book value and earnings and support Pinnacle Financial Partners’ growth strategy. Cambrex Corporation, a provider of small molecule Active Pharmaceutical Ingredients (APIs) for branded and generic pharmaceuticals, reported very strong first-quarter earnings due to increased demand across all product categories.

Detractors from performance included Helix Energy Solutions Group, Inc., WageWorks, Inc. and Semtech Corporation. Helix Energy Solutions, a provider of intervention services for deepwater oil and gas wells, had materially outperformed the Energy sector during 2014 given the company’s conservative balance sheet and superior cash flow capability relative to most in the sector. Much of that outperformance from 2014 reversed during the first six months of 2015, as the company missed consensus estimates on fourth-quarter earnings and reported one smaller contract cancellation as well as one larger contract delay. Employee benefit administrator WageWorks declined as investors appeared to take profits after a strong finish to 2014. Also, one of WageWorks’ private exchange partners announced an acquisition during the second quarter, likely displacing WageWorks and resulting in the loss of a high-profile channel partner. WageWorks was sold during the period. Semtech Corporation is a leading supplier of high-quality analog and mixed-signal semiconductor products. The company reported first-quarter revenues slightly below consensus and at the low end of guidance. The company cited weak demand from their largest smartphone customer and lowered second-quarter guidance. The Portfolio reduced the position during the first quarter at higher prices.

During the reporting period, Portfolio changes were made to add new stocks with attractive investment potential and to eliminate holdings where valuation had exceeded our target levels or where fundamental trends strayed from our investment thesis. New holdings included two Healthcare stocks: Catalent Inc., a provider of manufacturing services for pharmaceutical and consumer health products, and Halyard Health Inc., a provider of surgical supplies and medical devices. Both stocks appeared attractively valued, despite the strong run Healthcare stocks have had over the last several quarters. We also added Booz Allen Hamilton Holding Corporation, a leading provider of technology and engineering services to the U.S. government. Recent weakness in Booz Allen’s shares provided an attractive entry point, and we expect an improving outlook following several difficult years of Federal government budget restraint and sequestration. Additional purchases included Monro Muffler Brake,

MSF-1

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Managed By Loomis, Sayles & Company L.P.

Portfolio Manager Commentary*—(Continued)

Inc. and Columbia Sportswear Company. Monro Muffler Brake is a secular growth story via share gains in the automotive repair and tire retail industry, where there are legitimate economies of scale. We also anticipate a positive change in direction of same-store sales performance. New product innovation in technical outwear, apparel and footwear, as well as brand invigoration (Columbia, Sorel, and Prana), have increased investor confidence in Columbia Sportswear’s ability to leverage its distribution power to gain market share. Eliminations included Exelis Inc., RTI International Metals, Inc., and Journal Communications, Inc.; all three were in the process of being or were recently acquired. Potlatch Corporation and P.H. Glatfelter Company were sold in favor of new ideas. TriNet Group, Inc., a human resources and consulting services provider, was eliminated as it seems to be growing faster than the company can manage and seems to have lost control of its ability to effectively price its services.

While we do not make major adjustments to the Portfolio based on near-term macroeconomic expectations, they are part of the mosaic of inputs. We also adjust position sizes to reflect our fundamental level of conviction and the risk/reward outlook. Sector weight changes during the six-month period ending June 30, 2015 were modest, resulting in slight changes to the positioning of the Portfolio. As a result of individual stock selection, the Portfolio’s weight in the Materials and Industrials sectors was reduced and its weight to the Financials and Consumer Discretionary sectors increased. At the end of the period, the Portfolio was overweight the Industrials and Consumer Discretionary sectors and underweight Healthcare sectors. All other sectors were relatively close to the benchmark weights.

Mark Burns

John Slavik

Joe Gatz

Jeff Schwartz

Portfolio Managers

Loomis, Sayles & Company, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Small Cap Core Portfolio
Class A	6.62	8.09	18.81	10.27
Class B	6.49	7.82	18.52	10.00
Class E	6.54	7.93	18.63	10.11
Russell 2000 Index	4.75	6.49	17.08	8.40

1 The Russell 2000 Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Euronet Worldwide, Inc.	1.2
Pinnacle Financial Partners, Inc.	1.0
Signature Bank	0.9
RBC Bearings, Inc.	0.9
Diamond Resorts International, Inc.	0.9
Talmer Bancorp, Inc. - Class A	0.8
Cathay General Bancorp	0.8
Marriott Vacations Worldwide Corp.	0.8
Cynosure, Inc. - Class A	0.8
MarketAxess Holdings, Inc.	0.7

Top Sectors

% of Net Assets
Financials	22.7
Consumer Discretionary	19.0
Information Technology	18.6
Industrials	17.7
Health Care	11.5
Energy	2.9
Materials	2.5
Consumer Staples	2.1
Utilities	1.6

MSF-3

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Small Cap Core Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.88%	$1,000.00	$1,066.20	$4.51
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

Class B(a)	Actual	1.13%	$1,000.00	$1,064.90	$5.79
	Hypothetical*	1.13%	$1,000.00	$1,019.19	$5.66

Class E(a)	Actual	1.03%	$1,000.00	$1,065.40	$5.27
	Hypothetical*	1.03%	$1,000.00	$1,019.69	$5.16
* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
DigitalGlobe, Inc. (a)	45,723	$1,270,642
Hexcel Corp.	34,400	1,711,056
KLX, Inc. (a)	17,517	773,025
Vectrus, Inc. (a)	42,098	1,046,978

		4,801,701

Air Freight & Logistics—0.7%
Echo Global Logistics, Inc. (a)	50,625	1,653,412
XPO Logistics, Inc. (a) (b)	42,226	1,907,771

		3,561,183

Airlines—0.2%
Spirit Airlines, Inc. (a)	15,551	965,717

Auto Components—1.7%
Fox Factory Holding Corp. (a)	112,076	1,802,182
Gentherm, Inc. (a)	24,549	1,347,986
Metaldyne Performance Group, Inc.	85,563	1,552,968
Remy International, Inc.	95,986	2,122,251
Tenneco, Inc. (a)	22,073	1,267,873

		8,093,260

Banks—11.6%
BancorpSouth, Inc.	125,361	3,229,299
Bank of the Ozarks, Inc.	48,820	2,233,515
Bryn Mawr Bank Corp.	41,391	1,248,353
Cathay General Bancorp	125,984	4,088,181
City National Corp.	16,347	1,477,605
CVB Financial Corp. (b)	142,216	2,504,424
First Financial Bancorp	144,502	2,592,366
First Financial Bankshares, Inc. (b)	75,521	2,616,047
Home BancShares, Inc.	54,813	2,003,963
Iberiabank Corp.	46,332	3,161,232
LegacyTexas Financial Group, Inc.	21,624	653,045
PacWest Bancorp (b)	72,443	3,387,435
Pinnacle Financial Partners, Inc.	90,057	4,896,399
Popular, Inc. (a)	75,510	2,179,219
PrivateBancorp, Inc.	52,232	2,079,878
Prosperity Bancshares, Inc. (b)	53,642	3,097,289
Signature Bank (a)	29,196	4,274,003
Talmer Bancorp, Inc. - Class A	244,248	4,091,154
Texas Capital Bancshares, Inc. (a)	38,371	2,388,211
Triumph Bancorp, Inc. (a)	35,029	460,631
Wintrust Financial Corp.	61,820	3,299,952

		55,962,201

Beverages—0.3%
Cott Corp.	163,227	1,596,360

Biotechnology—3.1%
Acorda Therapeutics, Inc. (a)	42,840	1,427,857
Amicus Therapeutics, Inc. (a)	68,503	969,318
Anacor Pharmaceuticals, Inc. (a) (b)	14,144	1,095,170
Chimerix, Inc. (a) (b)	26,280	1,214,136
Emergent Biosolutions, Inc. (a) (b)	65,414	2,155,391

Biotechnology—(Continued)
Insys Therapeutics, Inc. (a) (b)	58,996	$2,119,136
MiMedx Group, Inc. (a) (b)	122,667	1,421,711
Neurocrine Biosciences, Inc. (a)	23,004	1,098,671
Receptos, Inc. (a) (b)	7,713	1,465,856
TESARO, Inc. (a) (b)	17,423	1,024,298
Zafgen, Inc. (a) (b)	32,935	1,140,539

		15,132,083

Building Products—2.1%
Apogee Enterprises, Inc.	30,934	1,628,366
Armstrong World Industries, Inc. (a)	35,535	1,893,305
Caesarstone Sdot-Yam, Ltd.	25,704	1,761,752
Masonite International Corp. (a)	24,904	1,746,019
NCI Building Systems, Inc. (a)	67,217	1,012,960
Trex Co., Inc. (a)	41,076	2,030,387

		10,072,789

Capital Markets—1.9%
Artisan Partners Asset Management, Inc. - Class A	36,664	1,703,409
Hercules Technology Growth Capital, Inc. (b)	122,023	1,409,366
HFF, Inc. - Class A	51,240	2,138,245
Safeguard Scientifics, Inc. (a) (b)	43,441	845,362
Stifel Financial Corp. (a)	56,327	3,252,321

		9,348,703

Chemicals—0.9%
Cabot Corp.	27,204	1,014,437
Minerals Technologies, Inc.	36,581	2,492,263
Tronox, Ltd. - Class A	67,155	982,478

		4,489,178

Commercial Services & Supplies—2.9%
Healthcare Services Group, Inc. (b)	55,202	1,824,426
KAR Auction Services, Inc.	86,743	3,244,188
Knoll, Inc.	61,943	1,550,433
McGrath RentCorp	34,930	1,062,920
Rollins, Inc.	31,750	905,828
Viad Corp.	52,961	1,435,773
Waste Connections, Inc.	32,277	1,520,892
West Corp.	77,249	2,325,195

		13,869,655

Communications Equipment—0.6%
Calix, Inc. (a)	131,380	999,802
Ciena Corp. (a) (b)	45,823	1,085,089
Digi International, Inc. (a)	78,542	750,076

		2,834,967

Construction & Engineering—0.8%
MYR Group, Inc. (a)	68,157	2,110,141
Primoris Services Corp. (b)	94,005	1,861,299

		3,971,440

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	39,812	$1,015,206

Consumer Finance—0.5%
Credit Acceptance Corp. (a)	3,753	923,913
Encore Capital Group, Inc. (a) (b)	37,967	1,622,710

		2,546,623

Distributors—0.8%
Core-Mark Holding Co., Inc.	35,474	2,101,835
Pool Corp.	27,923	1,959,636

		4,061,471

Diversified Consumer Services—1.2%
2U, Inc. (a)	34,249	1,102,475
Bright Horizons Family Solutions, Inc. (a)	38,359	2,217,150
Nord Anglia Education, Inc. (a)	97,049	2,379,642

		5,699,267

Diversified Financial Services—1.2%
FNFV Group (a)	159,280	2,449,726
MarketAxess Holdings, Inc.	38,493	3,570,996

		6,020,722

Electric Utilities—1.1%
ALLETE, Inc.	60,842	2,822,460
UIL Holdings Corp.	50,824	2,328,756

		5,151,216

Electrical Equipment—1.2%
AZZ, Inc.	15,920	824,656
Babcock & Wilcox Co. (The)	80,726	2,647,813
EnerSys (b)	33,517	2,355,910

		5,828,379

Electronic Equipment, Instruments & Components—3.1%
Belden, Inc.	37,769	3,067,976
FEI Co.	20,659	1,713,251
IPG Photonics Corp. (a)	20,672	1,760,738
Littelfuse, Inc.	37,252	3,534,842
Methode Electronics, Inc.	50,609	1,389,217
Rogers Corp. (a)	40,620	2,686,607
Vishay Intertechnology, Inc. (b)	82,858	967,781

		15,120,412

Energy Equipment & Services—1.5%
Bristow Group, Inc. (b)	34,488	1,838,210
Dril-Quip, Inc. (a)	20,465	1,539,991
Helix Energy Solutions Group, Inc. (a)	166,030	2,096,959
Natural Gas Services Group, Inc. (a)	31,607	721,272
Nuverra Environmental Solutions, Inc. (a)	1,763	11,054
Parker Drilling Co. (a)	337,922	1,121,901

		7,329,387

Food & Staples Retailing—0.6%
SpartanNash Co.	93,044	3,027,652

Food Products—1.1%
Freshpet, Inc. (a) (b)	76,112	1,415,683
J&J Snack Foods Corp.	6,991	773,694
Post Holdings, Inc. (a) (b)	61,181	3,299,491

		5,488,868

Health Care Equipment & Supplies—2.6%
Cynosure, Inc. - Class A (a)	94,092	3,630,069
Halyard Health, Inc. (a) (b)	29,720	1,203,660
Inogen, Inc. (a)	40,308	1,797,737
LDR Holding Corp. (a) (b)	34,040	1,472,230
Quidel Corp. (a) (b)	52,854	1,212,999
SurModics, Inc. (a) (b)	42,270	989,963
Teleflex, Inc. (b)	17,290	2,341,931

		12,648,589

Health Care Providers & Services—3.1%
Acadia Healthcare Co., Inc. (a) (b)	39,552	3,098,108
Adeptus Health, Inc. - Class A (a)	11,395	1,082,411
Amsurg Corp. (a)	37,382	2,614,871
Bio-Reference Labs, Inc. (a)	27,893	1,150,586
BioScrip, Inc. (a) (b)	90,658	329,089
ExamWorks Group, Inc. (a) (b)	22,796	891,324
Magellan Health, Inc. (a)	29,240	2,048,847
Team Health Holdings, Inc. (a)	32,994	2,155,498
WellCare Health Plans, Inc. (a)	16,551	1,404,021

		14,774,755

Health Care Technology—0.4%
Medidata Solutions, Inc. (a)	36,641	1,990,339

Hotels, Restaurants & Leisure—5.4%
Carrols Restaurant Group, Inc. (a)	78,313	814,455
Churchill Downs, Inc.	26,965	3,371,973
Cracker Barrel Old Country Store, Inc. (b)	6,635	989,677
Dave & Buster’s Entertainment, Inc. (a)	40,940	1,477,525
Diamond Resorts International, Inc. (a) (b)	133,653	4,216,752
Krispy Kreme Doughnuts, Inc. (a)	79,494	1,531,054
Marriott Vacations Worldwide Corp.	42,978	3,943,231
Popeyes Louisiana Kitchen, Inc. (a)	30,894	1,853,331
Six Flags Entertainment Corp. (b)	58,762	2,635,476
Texas Roadhouse, Inc.	36,602	1,370,013
Vail Resorts, Inc.	21,890	2,390,388
Zoe’s Kitchen, Inc. (a) (b)	39,005	1,596,865

		26,190,740

Household Durables—1.2%
Jarden Corp. (a)	46,469	2,404,771
La-Z-Boy, Inc.	26,321	693,295
Libbey, Inc.	64,321	2,658,387

		5,756,453

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.3%
Raven Industries, Inc. (b)	73,559	$1,495,454

Insurance—2.2%
Employers Holdings, Inc.	123,838	2,821,030
HCC Insurance Holdings, Inc.	39,778	3,056,541
ProAssurance Corp.	45,299	2,093,267
Reinsurance Group of America, Inc.	27,885	2,645,450

		10,616,288

Internet & Catalog Retail—1.0%
HSN, Inc.	31,016	2,177,013
Liberty Ventures - Series A (a)	32,340	1,269,992
Wayfair, Inc. - Class A (a) (b)	39,360	1,481,510

		4,928,515

Internet Software & Services—2.8%
comScore, Inc. (a)	41,959	2,234,736
Criteo S.A. (ADR) (a)	46,059	2,195,633
Dealertrack Technologies, Inc. (a)	20,503	1,287,383
Demandware, Inc. (a) (b)	30,190	2,145,905
Endurance International Group Holdings, Inc. (a) (b)	82,016	1,694,451
Envestnet, Inc. (a)	31,568	1,276,294
Q2 Holdings, Inc. (a)	50,982	1,440,242
Wix.com, Ltd. (a)	52,849	1,248,293

		13,522,937

IT Services—5.0%
Booz Allen Hamilton Holding Corp.	41,990	1,059,828
Cardtronics, Inc. (a) (b)	40,750	1,509,787
Convergys Corp.	98,747	2,517,061
CSG Systems International, Inc. (b)	65,808	2,083,481
DST Systems, Inc.	28,113	3,541,676
EPAM Systems, Inc. (a)	19,159	1,364,695
Euronet Worldwide, Inc. (a) (b)	94,974	5,859,896
InterXion Holding NV (a)	48,035	1,328,168
Perficient, Inc. (a)	84,986	1,635,131
WEX, Inc. (a) (b)	29,644	3,378,527

		24,278,250

Life Sciences Tools & Services—1.0%
Cambrex Corp. (a)	36,212	1,591,155
INC Research Holdings, Inc. - Class A (a)	37,485	1,503,898
VWR Corp. (a) (b)	73,231	1,957,465

		5,052,518

Machinery—4.2%
Alamo Group, Inc.	18,612	1,016,960
Albany International Corp. - Class A	51,129	2,034,934
Altra Industrial Motion Corp.	57,460	1,561,763
John Bean Technologies Corp.	94,313	3,545,226
Middleby Corp. (The) (a)	17,502	1,964,249
Proto Labs, Inc. (a) (b)	26,447	1,784,643
RBC Bearings, Inc. (a)	59,109	4,241,662
Trimas Corp. (a)	67,251	1,990,629

Machinery—(Continued)
Wabtec Corp.	23,528	2,217,279

		20,357,345

Marine—0.3%
Kirby Corp. (a)	19,349	1,483,294

Media—3.0%
Carmike Cinemas, Inc. (a)	73,550	1,952,017
EW Scripps Co. (The) - Class A	96,612	2,207,584
IMAX Corp. (a)	42,373	1,706,361
John Wiley & Sons, Inc. - Class A	40,041	2,177,029
National CineMedia, Inc.	124,286	1,983,605
New Media Investment Group, Inc.	133,848	2,399,895
Time, Inc. (b)	86,352	1,986,959

		14,413,450

Metals & Mining—1.4%
Globe Specialty Metals, Inc.	80,681	1,428,054
Haynes International, Inc.	42,162	2,079,430
Horsehead Holding Corp. (a) (b)	120,962	1,417,674
SunCoke Energy, Inc.	125,791	1,635,283

		6,560,441

Multi-Utilities—0.6%
NorthWestern Corp. (b)	54,849	2,673,889

Multiline Retail—0.3%
Fred’s, Inc. - Class A	72,806	1,404,428

Oil, Gas & Consumable Fuels—1.4%
Clayton Williams Energy, Inc. (a) (b)	15,021	987,631
Diamondback Energy, Inc. (a)	21,009	1,583,658
PDC Energy, Inc. (a)	28,200	1,512,648
QEP Resources, Inc.	74,191	1,373,275
Synergy Resources Corp. (a)	92,471	1,056,944

		6,514,156

Pharmaceuticals—1.2%
Catalent, Inc. (a)	52,793	1,548,418
Impax Laboratories, Inc. (a) (b)	38,840	1,783,533
Tetraphase Pharmaceuticals, Inc. (a)	28,764	1,364,564
ZS Pharma, Inc. (a)	22,425	1,174,846

		5,871,361

Professional Services—1.8%
CEB, Inc.	27,992	2,436,984
FTI Consulting, Inc. (a)	57,373	2,366,063
Huron Consulting Group, Inc. (a)	24,872	1,743,278
RPX Corp. (a)	123,018	2,079,004

		8,625,329

Real Estate Investment Trusts—4.6%
American Campus Communities, Inc.	55,813	2,103,592
BioMed Realty Trust, Inc.	122,885	2,376,596
CubeSmart	121,211	2,807,247

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Hersha Hospitality Trust (b)	75,629	$1,939,134
Home Properties, Inc.	25,191	1,840,202
Mid-America Apartment Communities, Inc.	32,704	2,381,178
National Retail Properties, Inc.	42,345	1,482,498
Omega Healthcare Investors, Inc.	32,123	1,102,783
Retail Opportunity Investments Corp.	194,735	3,041,761
Sabra Health Care REIT, Inc.	28,359	729,961
Sovran Self Storage, Inc.	28,205	2,451,296

		22,256,248

Road & Rail—1.2%
Avis Budget Group, Inc. (a)	22,108	974,521
Genesee & Wyoming, Inc. - Class A (a)	35,514	2,705,456
Old Dominion Freight Line, Inc. (a)	28,758	1,972,943

		5,652,920

Semiconductors & Semiconductor Equipment—3.2%
Advanced Energy Industries, Inc. (a)	30,085	827,037
Cavium, Inc. (a) (b)	28,319	1,948,630
Diodes, Inc. (a)	49,335	1,189,467
Inphi Corp. (a) (b)	57,579	1,316,256
Intersil Corp. - Class A	105,274	1,316,978
MKS Instruments, Inc.	47,862	1,815,884
Monolithic Power Systems, Inc.	39,601	2,008,167
Semtech Corp. (a)	59,558	1,182,226
Silicon Laboratories, Inc. (a)	36,075	1,948,411
Teradyne, Inc.	98,211	1,894,490

		15,447,546

Software—3.9%
Ellie Mae, Inc. (a) (b)	25,149	1,755,149
FleetMatics Group plc (a) (b)	48,664	2,278,935
Guidewire Software, Inc. (a)	52,201	2,762,999
Imperva, Inc. (a)	29,191	1,976,230
Monotype Imaging Holdings, Inc.	26,144	630,332
Proofpoint, Inc. (a) (b)	38,313	2,439,389
Synchronoss Technologies, Inc. (a) (b)	44,097	2,016,556
Ultimate Software Group, Inc. (The) (a)	14,115	2,319,659
Verint Systems, Inc. (a)	43,631	2,650,365

		18,829,614

Specialty Retail—3.5%
Asbury Automotive Group, Inc. (a)	26,992	2,446,015
Barnes & Noble, Inc. (a) (b)	68,614	1,781,219
Boot Barn Holdings, Inc. (a)	48,188	1,542,016
Christopher & Banks Corp. (a)	125,546	503,440
Genesco, Inc. (a)	38,244	2,525,251
MarineMax, Inc. (a)	68,581	1,612,339
Mattress Firm Holding Corp. (a) (b)	19,166	1,168,168
Monro Muffler Brake, Inc. (b)	30,670	1,906,447
Restoration Hardware Holdings, Inc. (a)	17,265	1,685,582
Sally Beauty Holdings, Inc. (a)	50,164	1,584,179

		16,754,656

Textiles, Apparel & Luxury Goods—1.0%
Columbia Sportswear Co. (b)	23,436	1,416,941
Oxford Industries, Inc.	21,256	1,858,837
Steven Madden, Ltd. (a)	34,196	1,462,905

		4,738,683

Thrifts & Mortgage Finance—0.7%
Capitol Federal Financial, Inc.	38,621	464,997
Essent Group, Ltd. (a)	65,682	1,796,402
Federal Agricultural Mortgage Corp. - Class C	33,757	980,978

		3,242,377

Trading Companies & Distributors—0.6%
DXP Enterprises, Inc. (a)	19,245	894,892
H&E Equipment Services, Inc.	48,494	968,425
Rush Enterprises, Inc. - Class A (a)	40,493	1,061,322

		2,924,639

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.	21,938	1,812,737

Total Common Stocks (Cost $335,409,449)		476,806,391

Rights—0.0%

Health Care Providers & Services—0.0%
BioScrip, Inc., Expires 07/27/15 (a) (Cost $0)	421	0

Short-Term Investments—17.2%

Mutual Fund—16.0%
State Street Navigator Securities Lending MET Portfolio (c)	77,603,809	77,603,809

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $5,713,726 on 07/01/15, collateralized by $5,815,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $5,829,538.	5,713,726	5,713,726

Total Short-Term Investments (Cost $83,317,535)		83,317,535

Total Investments—115.8% (Cost $418,726,984) (d)		560,123,926
Other assets and liabilities (net)—(15.8)%		(76,306,902)

Net Assets—100.0%		$483,817,024

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $81,792,126 and the collateral received consisted of cash in the amount of $77,603,809 and non-cash collateral with a value of $5,368,798. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $418,726,984. The aggregate unrealized appreciation and depreciation of investments were $150,522,380 and $(9,125,438), respectively, resulting in net unrealized appreciation of $141,396,942.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$476,806,391	$—	$—	$476,806,391
Total Rights*	0	—	—	0
Short-Term Investments
Mutual Fund	77,603,809	—	—	77,603,809
Repurchase Agreement	—	5,713,726	—	5,713,726
Total Short-Term Investments	77,603,809	5,713,726	—	83,317,535
Total Investments	$554,410,200	$5,713,726	$—	$560,123,926

Collateral for securities loaned (Liability)	$—	$(77,603,809)	$—	$(77,603,809)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$560,123,926
Cash	573,917
Receivable for:
Investments sold	3,664,821
Fund shares sold	18,408
Dividends	290,298

Total Assets	564,671,370
Liabilities
Collateral for securities loaned	77,603,809
Payables for:
Investments purchased	2,462,717
Fund shares redeemed	235,086
Accrued expenses:
Management fees	328,742
Distribution and service fees	40,960
Deferred trustees’ fees	69,178
Other expenses	113,854

Total Liabilities	80,854,346

Net Assets	$483,817,024

Net assets consist of:
Paid in surplus	$314,923,315
Undistributed net investment income	1,101,752
Accumulated net realized gain	26,395,015
Unrealized appreciation on investments	141,396,942

Net Assets	$483,817,024

Net Assets
Class A	$272,877,678
Class B	177,404,024
Class E	33,535,322
Capital Shares Outstanding*
Class A	1,005,312
Class B	680,177
Class E	126,426
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$271.44
Class B	260.82
Class E	265.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $418,726,984.
(b)	Includes securities loaned at value of $81,792,126.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends	$3,040,672
Securities lending income	245,574

Total investment income	3,286,246
Expenses
Management fees	2,159,144
Administration fees	5,899
Custodian and accounting fees	30,399
Distribution and service fees—Class B	221,590
Distribution and service fees—Class E	25,100
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	39,558
Insurance	1,481
Miscellaneous	5,539

Total expenses	2,542,526
Less management fee waiver	(190,316)
Less broker commission recapture	(15,009)

Net expenses	2,337,201

Net Investment Income	949,045

Net Realized and Unrealized Gain
Net realized gain on investments	26,404,488

Net change in unrealized appreciation on investments	3,437,331

Net realized and unrealized gain	29,841,819

Net Increase in Net Assets From Operations	$30,790,864

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$949,045	$1,028,098
Net realized gain	26,404,488	59,991,691
Net change in unrealized appreciation (depreciation)	3,437,331	(44,243,116)

Increase in net assets from operations	30,790,864	16,776,673

From Distributions to Shareholders
Net investment income
Class A	(410,528)	(119,998)
Net realized capital gains
Class A	(33,473,512)	(35,667,812)
Class B	(22,594,510)	(24,560,228)
Class E	(4,206,020)	(4,813,535)

Total distributions	(60,684,570)	(65,161,573)

Increase in net assets from capital share transactions	31,222,372	16,564,150

Total increase (decrease) in net assets	1,328,666	(31,820,750)

Net Assets
Beginning of period	482,488,358	514,309,108

End of period	$483,817,024	$482,488,358

Undistributed net investment income
End of period	$1,101,752	$563,235

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	8,436	$2,506,922	24,937	$7,323,678
Reinvestments	123,750	33,884,040	132,764	35,787,810
Redemptions	(54,336)	(16,089,288)	(116,622)	(33,796,624)

Net increase	77,850	$20,301,674	41,079	$9,314,864

Class B
Sales	10,862	$3,119,089	40,402	$11,422,028
Reinvestments	85,871	22,594,510	94,213	24,560,228
Redemptions	(57,593)	(16,525,342)	(99,888)	(28,029,609)

Net increase	39,140	$9,188,257	34,727	$7,952,647

Class E
Sales	1,621	$460,320	6,449	$1,822,076
Reinvestments	15,718	4,206,020	18,216	4,813,535
Redemptions	(10,120)	(2,933,899)	(26,184)	(7,338,972)

Net increase (decrease)	7,219	$1,732,441	(1,519)	$(703,361)

Increase derived from capital shares transactions		$31,222,372		$16,564,150

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$290.12		$322.61	$250.37	$224.06	$222.98	$175.00

Income (Loss) from Investment Operations
Net investment income (a)	0.73		0.91	0.53	1.56	0.13	0.43
Net realized and unrealized gain on investments	18.80		8.06	94.94	30.73	1.20	47.73

Total from investment operations	19.53		8.97	95.47	32.29	1.33	48.16

Less Distributions
Distributions from net investment income	(0.46)		(0.14)	(1.29)	0.00	(0.25)	(0.18)
Distributions from net realized capital gains	(37.75)		(41.32)	(21.94)	(5.98)	0.00	0.00

Total distributions	(38.21)		(41.46)	(23.23)	(5.98)	(0.25)	(0.18)

Net Asset Value, End of Period	$271.44		$290.12	$322.61	$250.37	$224.06	$222.98

Total Return (%) (b)	6.62	(c)	3.76	41.04	14.55	0.59	27.53

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(d)	0.96	0.95	0.97	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.88	(d)	0.88	0.88	0.89	0.91	0.91
Ratio of net investment income to average net assets (%)	0.50	(d)	0.31	0.19	0.65	0.06	0.23
Portfolio turnover rate (%)	18	(c)	35	36	38	49	61
Net assets, end of period (in millions)	$272.9		$269.1	$286.0	$222.5	$219.9	$244.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$280.08		$313.49	$243.89	$218.94	$218.20	$171.53

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35		0.18	(0.18)	0.96	(0.41)	(0.02)
Net realized and unrealized gain on investments	18.14		7.73	92.38	29.97	1.15	46.69

Total from investment operations	18.49		7.91	92.20	30.93	0.74	46.67

Less Distributions
Distributions from net investment income	0.00		0.00	(0.66)	0.00	0.00	0.00
Distributions from net realized capital gains	(37.75)		(41.32)	(21.94)	(5.98)	0.00	0.00

Total distributions	(37.75)		(41.32)	(22.60)	(5.98)	0.00	0.00

Net Asset Value, End of Period	$260.82		$280.08	$313.49	$243.89	$218.94	$218.20

Total Return (%) (b)	6.49	(c)	3.50	40.68	14.27	0.34	27.21

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.21	(d)	1.21	1.20	1.22	1.21	1.21
Net ratio of expenses to average net assets (%) (e)	1.13	(d)	1.13	1.13	1.14	1.16	1.16
Ratio of net investment income (loss) to average net assets (%)	0.25	(d)	0.06	(0.07)	0.41	(0.19)	(0.01)
Portfolio turnover rate (%)	18	(c)	35	36	38	49	61
Net assets, end of period (in millions)	$177.4		$179.5	$190.1	$151.2	$142.6	$141.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$284.11		$317.10	$246.44	$220.96	$219.99	$172.77

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.50		0.46	0.09	1.18	(0.22)	0.14
Net realized and unrealized gain on investments	18.40		7.87	93.41	30.28	1.19	47.08

Total from investment operations	18.90		8.33	93.50	31.46	0.97	47.22

Less Distributions
Distributions from net investment income	0.00		0.00	(0.90)	0.00	0.00	0.00
Distributions from net realized capital gains	(37.75)		(41.32)	(21.94)	(5.98)	0.00	0.00

Total distributions	(37.75)		(41.32)	(22.84)	(5.98)	0.00	0.00

Net Asset Value, End of Period	$265.26		$284.11	$317.10	$246.44	$220.96	$219.99

Total Return (%) (b)	6.54	(c)	3.60	40.83	14.38	0.44	27.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.11	(d)	1.11	1.10	1.12	1.11	1.11
Net ratio of expenses to average net assets (%) (e)	1.03	(d)	1.03	1.03	1.04	1.06	1.06
Ratio of net investment income (loss) to average net assets (%)	0.35	(d)	0.16	0.03	0.50	(0.10)	0.08
Portfolio turnover rate (%)	18	(c)	35	36	38	49	61
Net assets, end of period (in millions)	$33.5		$33.9	$38.3	$33.1	$33.9	$41.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Loomis Sayles Small Cap Core Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-14

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to broker commission recapture, return of capital adjustments, distribution re-designations and real estate investment trust (REIT) adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

MSF-15

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $5,713,726, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

MSF-16

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$84,959,487	$0	$110,297,088

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$2,159,144	0.900%	Of the first $500 million
	0.850%	On amounts in excess of $500 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	Of the first $200 million
0.100%	On the next $300 million
0.050%	On amounts in excess of $500 million

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

MSF-17

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$4,891,539	$1,614,646	$60,270,034	$34,562,081	$65,161,573	$36,176,727

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$626,718	$60,094,841	$138,129,336	$—	$198,850,895

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-18

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Managed By Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Loomis Sayles Small Cap Growth Portfolio returned 11.22%, 11.14%, and 11.21%, respectively. The Portfolio’s benchmark, the Russell 2000 Growth Index1, returned 8.74%.

MARKET ENVIRONMENT / CONDITIONS

The broader stock market, as measured by the S&P 500 Index, was up slightly for the six-month period ending June 30, 2015. Small caps outperformed their large and mid cap counterparts, and within the small cap market, growth outperformed value. The outperformance of the small cap segment may be due in part to the asset class’ more domestic orientation. Macroeconomic headwinds in Europe, particularly Greece, as well as increased concerns in China weighed on investors.

The strong performance of small cap growth assets was driven largely by Health Care, specifically biotechnology and pharmaceuticals. Biotechnology stocks in the Russell 2000 Growth Index were up over 30% through June 30, 2015. This group also represents the largest industry by weighting in the index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s outperformance was driven by stock selection, with the Consumer Discretionary, Financials and Information Technology sectors contributing the most to relative return. Stock selection in the Energy sector detracted from relative performance.

The Portfolio’s top contributors were Anacor Pharmaceuticals, Cambrex Corporation, and Neurocrine Biosciences. Biotechnology company Anacor reported a positive quarter due to a strong launch of its drug Kerydin. Its commercial partner announced it would be doubling its sales force to further expand the drug’s launch. Cambrex, a manufacturer of active pharmaceutical ingredients (APIs), reported a very strong quarter. Demand increased across all of the company’s product categories and, due to continued increasing demand, the company announced expansion of existing facilities. Neurocrine Biosciences was up after positive data from its endometriosis drug was released.

The largest detractors to performance were WageWorks, Spectranetics, and Novadaq Technologies. WageWorks was down after one of its private exchange partners announced an acquisition, likely displacing WageWorks and resulting in the loss of a high-profile channel partner. Medical device company Spectranetics declined due to concerns surrounding lower-than-expected growth and sales from its vascular intervention division and lighter volumes from its recently acquired AngioScore unit. Novadaq Technologies also declined after reporting disappointing revenues due largely to a transition in its distribution business into a direct sales model.

Sector weights during the six-month period did change in a few sectors on both an absolute and relative basis. The absolute changes were the result of individual stock decisions. The Portfolio’s relative weights changed more significantly due to Russell’s rebalancing of the index, which caused changes to the index’s sector weightings. The Portfolio’s weight in the Consumer Discretionary sector increased during the year. Over the course of 2014 and even early into 2015, we found it challenging to find investment opportunities in the Consumer Discretionary sector. However, positive trends started to emerge this year, and consumer confidence has increased. We added selectively to the Portfolio’s restaurants and retail exposure over the course of this year and at period end the Portfolio was overweight the sector. The Portfolio’s Health Care weight remained relatively stable, however due to the Russell rebalance, at period end the Portfolio held a substantial underweight to the sector. We also remained underweight biotechnology. At period end, the Portfolio was overweight the Financials, Information Technology and Consumer Discretionary sectors and underweight the Health Care sector.

Mark Burns

John Slavik

Portfolio Managers

Loomis, Sayles & Company, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Small Cap Growth Portfolio
Class A	11.22	14.02	20.74	8.93
Class B	11.14	13.80	20.46	8.67
Class E	11.21	13.91	20.59	8.78
Russell 2000 Growth Index	8.74	12.34	19.33	9.86

1 The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Acadia Healthcare Co., Inc.	1.7
Guidewire Software, Inc.	1.5
Amsurg Corp.	1.4
Asbury Automotive Group, Inc.	1.3
Proofpoint, Inc.	1.3
CEB, Inc.	1.3
Vail Resorts, Inc.	1.3
Nord Anglia Education, Inc.	1.3
Ultimate Software Group, Inc. (The)	1.3
FleetMatics Group plc	1.2

Top Sectors

% of Net Assets
Information Technology	26.4
Health Care	23.6
Consumer Discretionary	20.5
Industrials	14.5
Financials	9.6
Energy	2.5
Consumer Staples	0.8

MSF-2

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.86%	$1,000.00	$1,112.20	$4.50
	Hypothetical*	0.86%	$1,000.00	$1,020.53	$4.31

Class B(a)	Actual	1.11%	$1,000.00	$1,111.40	$5.81
	Hypothetical*	1.11%	$1,000.00	$1,019.29	$5.56

Class E(a)	Actual	1.01%	$1,000.00	$1,112.10	$5.29
	Hypothetical*	1.01%	$1,000.00	$1,019.79	$5.06

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
DigitalGlobe, Inc. (a)	106,784	$2,967,527
Hexcel Corp.	79,700	3,964,278

		6,931,805

Air Freight & Logistics—2.0%
Echo Global Logistics, Inc. (a)	118,233	3,861,490
XPO Logistics, Inc. (a) (b)	98,761	4,462,022

		8,323,512

Airlines—0.5%
Spirit Airlines, Inc. (a)	36,372	2,258,701

Auto Components—0.7%
Gentherm, Inc. (a)	57,347	3,148,924

Banks—4.4%
Bank of the Ozarks, Inc. (b)	114,018	5,216,324
Pinnacle Financial Partners, Inc.	87,760	4,771,511
PrivateBancorp, Inc.	121,988	4,857,562
Talmer Bancorp, Inc. - Class A	239,284	4,008,007

		18,853,404

Biotechnology—8.3%
Acorda Therapeutics, Inc. (a) (b)	100,196	3,339,533
Amicus Therapeutics, Inc. (a)	160,198	2,266,802
Anacor Pharmaceuticals, Inc. (a) (b)	32,603	2,524,450
Chimerix, Inc. (a) (b)	61,391	2,836,264
Emergent Biosolutions, Inc. (a)	152,994	5,041,152
Insys Therapeutics, Inc. (a) (b)	137,980	4,956,242
MiMedx Group, Inc. (a) (b)	288,062	3,338,639
Neurocrine Biosciences, Inc. (a) (b)	53,023	2,532,378
Receptos, Inc. (a) (b)	18,019	3,424,511
TESARO, Inc. (a) (b)	40,750	2,395,692
Zafgen, Inc. (a) (b)	77,030	2,667,549

		35,323,212

Building Products—3.5%
Apogee Enterprises, Inc.	72,350	3,808,504
Caesarstone Sdot-Yam, Ltd.	60,045	4,115,484
NCI Building Systems, Inc. (a)	157,211	2,369,170
Trex Co., Inc. (a)	96,307	4,760,455

		15,053,613

Capital Markets—2.1%
Artisan Partners Asset Management, Inc. - Class A	85,650	3,979,299
HFF, Inc. - Class A	119,842	5,001,007

		8,980,306

Commercial Services & Supplies—1.0%
Healthcare Services Group, Inc. (b)	129,108	4,267,019

Communications Equipment—0.6%
Ciena Corp. (a) (b)	107,018	2,534,186

Consumer Finance—0.9%
Encore Capital Group, Inc. (a) (b)	88,798	$3,795,227

Distributors—1.1%
Pool Corp.	65,307	4,583,245

Diversified Consumer Services—3.1%
2U, Inc. (a)	80,008	2,575,458
Bright Horizons Family Solutions, Inc. (a)	89,585	5,178,013
Nord Anglia Education, Inc. (a)	224,851	5,513,346

		13,266,817

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	55,577	5,155,878

Electronic Equipment, Instruments & Components—1.9%
FEI Co. (b)	48,261	4,002,285
IPG Photonics Corp. (a)	48,349	4,118,126

		8,120,411

Energy Equipment & Services—0.8%
Dril-Quip, Inc. (a)	47,807	3,597,477
Nuverra Environmental Solutions, Inc. (a)	226	1,417

		3,598,894

Food Products—0.8%
Freshpet, Inc. (a) (b)	178,013	3,311,042

Health Care Equipment & Supplies—3.6%
Cynosure, Inc. - Class A (a)	131,193	5,061,426
Inogen, Inc. (a)	94,656	4,221,657
LDR Holding Corp. (a)	79,519	3,439,197
Quidel Corp. (a) (b)	123,618	2,837,033

		15,559,313

Health Care Providers & Services—6.5%
Acadia Healthcare Co., Inc. (a) (b)	92,505	7,245,917
Adeptus Health, Inc. - Class A (a)	26,266	2,495,007
Amsurg Corp. (a)	87,432	6,115,868
ExamWorks Group, Inc. (a) (b)	53,561	2,094,235
Magellan Health, Inc. (a)	68,389	4,792,017
Team Health Holdings, Inc. (a)	77,168	5,041,386

		27,784,430

Health Care Technology—1.1%
Medidata Solutions, Inc. (a)	85,595	4,649,520

Hotels, Restaurants & Leisure—6.5%
Dave & Buster’s Entertainment, Inc. (a)	95,638	3,451,575
Diamond Resorts International, Inc. (a) (b)	118,081	3,725,456
Krispy Kreme Doughnuts, Inc. (a)	184,176	3,547,230
Popeyes Louisiana Kitchen, Inc. (a)	72,258	4,334,757
Texas Roadhouse, Inc. (b)	85,503	3,200,377
Vail Resorts, Inc.	51,198	5,590,822
Zoe’s Kitchen, Inc. (a) (b)	91,095	3,729,429

		27,579,646

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.8%
Wayfair, Inc. - Class A (a) (b)	91,947	$3,460,885

Internet Software & Services—7.4%
comScore, Inc. (a)	98,134	5,226,617
Criteo S.A. (ADR) (a)	107,726	5,135,298
Dealertrack Technologies, Inc. (a)	47,926	3,009,274
Demandware, Inc. (a) (b)	70,524	5,012,846
Endurance International Group Holdings, Inc. (a) (b)	191,821	3,963,022
Envestnet, Inc. (a)	73,832	2,985,028
Q2 Holdings, Inc. (a)	119,240	3,368,530
Wix.com, Ltd. (a)	122,446	2,892,174

		31,592,789

IT Services—3.5%
Cardtronics, Inc. (a) (b)	95,309	3,531,198
EPAM Systems, Inc. (a)	44,389	3,161,828
Euronet Worldwide, Inc. (a)	82,915	5,115,856
InterXion Holding NV (a) (b)	112,620	3,113,943

		14,922,825

Life Sciences Tools & Services—1.7%
Cambrex Corp. (a)	84,571	3,716,050
INC Research Holdings, Inc. - Class A (a)	87,735	3,519,928

		7,235,978

Machinery—2.7%
Middleby Corp. (The) (a)	40,935	4,594,135
Proto Labs, Inc. (a) (b)	61,855	4,173,975
RBC Bearings, Inc. (a)	39,360	2,824,474

		11,592,584

Media—0.9%
IMAX Corp. (a)	98,962	3,985,200

Oil, Gas & Consumable Fuels—1.7%
Diamondback Energy, Inc. (a)	49,137	3,703,947
PDC Energy, Inc. (a) (b)	65,956	3,537,880

		7,241,827

Pharmaceuticals—2.4%
Impax Laboratories, Inc. (a)	90,710	4,165,403
Tetraphase Pharmaceuticals, Inc. (a)	67,323	3,193,803
ZS Pharma, Inc. (a) (b)	52,450	2,747,856

		10,107,062

Professional Services—2.3%
CEB, Inc.	65,470	5,699,818
Huron Consulting Group, Inc. (a)	58,172	4,077,276

		9,777,094

Road & Rail—0.8%
Genesee & Wyoming, Inc. - Class A (a)	47,307	3,603,847

Semiconductors & Semiconductor Equipment—5.7%
Cavium, Inc. (a) (b)	66,235	4,557,630
Inphi Corp. (a) (b)	134,669	3,078,533
Intersil Corp. - Class A	246,218	3,080,187
MKS Instruments, Inc.	111,942	4,247,080
Monolithic Power Systems, Inc.	92,621	4,696,811
Silicon Laboratories, Inc. (a)	84,374	4,557,040

		24,217,281

Software—7.4%
Ellie Mae, Inc. (a) (b)	58,821	4,105,118
FleetMatics Group plc (a) (b)	113,819	5,330,144
Guidewire Software, Inc. (a) (b)	122,089	6,462,171
Imperva, Inc. (a)	68,273	4,622,082
Proofpoint, Inc. (a) (b)	89,609	5,705,405
Ultimate Software Group, Inc. (The) (a)	33,013	5,425,356

		31,650,276

Specialty Retail—4.8%
Asbury Automotive Group, Inc. (a)	63,130	5,720,840
Boot Barn Holdings, Inc. (a)	112,570	3,602,240
Mattress Firm Holding Corp. (a) (b)	44,828	2,732,267
Monro Muffler Brake, Inc. (b)	71,629	4,452,459
Restoration Hardware Holdings, Inc. (a)	40,380	3,942,299

		20,450,105

Textiles, Apparel & Luxury Goods—2.6%
Columbia Sportswear Co.	54,813	3,313,994
Oxford Industries, Inc.	49,716	4,347,664
Steven Madden, Ltd. (a)	79,229	3,389,417

		11,051,075

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (a)	153,619	4,201,480

Total Common Stocks (Cost $308,447,826)		418,169,413

Short-Term Investments—25.1%

Mutual Fund—23.3%
State Street Navigator Securities Lending MET Portfolio (c)	99,450,874	99,450,874

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $7,491,173 on 07/01/15, collateralized by $7,625,000 U.S. Treasury Note at 1.500% due 10/31/19 with a value of $7,644,063.	7,491,173	7,491,173

Total Short-Term Investments (Cost $106,942,047)		106,942,047

Total Investments—123.0% (Cost $415,389,873) (d)		525,111,460
Other assets and liabilities (net)—(23.0)%		(98,036,732)

Net Assets—100.0%		$427,074,728

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $100,433,359 and the collateral received consisted of cash in the amount of $99,450,874 and non-cash collateral with a value of $2,727,932. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $415,389,873. The aggregate unrealized appreciation and depreciation of investments were $113,521,061 and $(3,799,474), respectively, resulting in net unrealized appreciation of $109,721,587.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$418,169,413	$—	$—	$418,169,413
Short-Term Investments
Mutual Fund	99,450,874	—	—	99,450,874
Repurchase Agreement	—	7,491,173	—	7,491,173
Total Short-Term Investments	99,450,874	7,491,173	—	106,942,047
Total Investments	$517,620,287	$7,491,173	$—	$525,111,460

Collateral for securities loaned (Liability)	$—	$(99,450,874)	$—	$(99,450,874)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$525,111,460
Cash	1,952,503
Receivable for:
Investments sold	2,810,806
Fund shares sold	3,767
Dividends	50,947

Total Assets	529,929,483
Liabilities
Collateral for securities loaned	99,450,874
Payables for:
Investments purchased	2,638,984
Fund shares redeemed	302,009
Accrued expenses:
Management fees	287,718
Distribution and service fees	15,944
Deferred trustees’ fees	69,519
Other expenses	89,707

Total Liabilities	102,854,755

Net Assets	$427,074,728

Net assets consist of:
Paid in surplus	$286,297,372
Accumulated net investment loss	(579,074)
Accumulated net realized gain	31,634,843
Unrealized appreciation on investments	109,721,587

Net Assets	$427,074,728

Net Assets
Class A	$346,265,926
Class B	73,073,441
Class E	7,735,361
Capital Shares Outstanding*
Class A	24,227,148
Class B	5,366,845
Class E	555,928
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.29
Class B	13.62
Class E	13.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $415,389,873.
(b)	Includes securities loaned at value of $100,433,359.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends	$936,840
Securities lending income	455,030

Total investment income	1,391,870
Expenses
Management fees	1,918,314
Administration fees	5,282
Custodian and accounting fees	24,920
Distribution and service fees—Class B	89,446
Distribution and service fees—Class E	5,498
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	20,142
Insurance	1,301
Miscellaneous	5,623

Total expenses	2,124,342
Less management fee waiver	(188,352)
Less broker commission recapture	(28,888)

Net expenses	1,907,102

Net Investment Loss	(515,232)

Net Realized and Unrealized Gain
Net realized gain on investments	31,989,371

Net change in unrealized appreciation on investments	14,637,764

Net realized and unrealized gain	46,627,135

Net Increase in Net Assets From Operations	$46,111,903

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(515,232)	$(1,978,755)
Net realized gain	31,989,371	55,093,902
Net change in unrealized appreciation (depreciation)	14,637,764	(49,417,620)

Increase in net assets from operations	46,111,903	3,697,527

From Distributions to Shareholders
Net realized capital gains
Class A	(44,382,310)	(44,341,112)
Class B	(9,707,264)	(9,372,330)
Class E	(989,641)	(996,910)

Total distributions	(55,079,215)	(54,710,352)

Increase (decrease) in net assets from capital share transactions	987,389	(5,651,576)

Total decrease in net assets	(7,979,923)	(56,664,401)

Net Assets
Beginning of period	435,054,651	491,719,052

End of period	$427,074,728	$435,054,651

Accumulated net investment loss
End of period	$(579,074)	$(63,842)

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	170,630	$2,605,491	2,827,474	$38,954,277
Reinvestments	3,105,830	44,382,310	3,253,199	44,341,113
Redemptions	(3,255,720)	(49,857,114)	(6,182,952)	(88,788,009)

Net increase (decrease)	20,740	$(2,869,313)	(102,279)	$(5,492,619)

Class B
Sales	109,845	$1,609,404	547,893	$7,878,004
Reinvestments	713,245	9,707,264	715,445	9,372,330
Redemptions	(549,593)	(8,037,669)	(1,211,176)	(17,070,169)

Net increase	273,497	$3,278,999	52,162	$180,165

Class E
Sales	16,995	$253,139	43,912	$652,266
Reinvestments	71,146	989,641	74,731	996,910
Redemptions	(44,644)	(665,077)	(140,254)	(1,988,298)

Net increase (decrease)	43,497	$577,703	(21,611)	$(339,122)

Increase (decrease) derived from capital shares transactions		$987,389		$(5,651,576)

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.70		$16.55	$11.13	$10.01	$9.72	$7.38

Income (Loss) from Investment Operations
Net investment loss (a)	(0.01)		(0.06)	(0.07)	(0.03)	(0.06)	(0.06)
Net realized and unrealized gain on investments	1.66		0.11	5.49	1.15	0.35	2.40

Total from investment operations	1.65		0.05	5.42	1.12	0.29	2.34

Less Distributions
Distributions from net realized capital gains	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Total distributions	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$14.29		$14.70	$16.55	$11.13	$10.01	$9.72

Total Return (%) (b)	11.22	(c)	1.22	48.70	11.19	2.98	31.71

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	(d)	0.95	0.95	0.96	0.96	1.07
Net ratio of expenses to average net assets (%) (e)	0.86	(d)	0.86	0.86	0.87	0.88	1.02
Ratio of net investment loss to average net assets (%)	(0.20	)(d)	(0.40)	(0.53)	(0.26)	(0.58)	(0.75)
Portfolio turnover rate (%)	32	(c)	56	58	74	74	73
Net assets, end of period (in millions)	$346.3		$355.8	$402.4	$311.0	$354.8	$28.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.11		$16.01	$10.79	$9.73	$9.47	$7.21

Income (Loss) from Investment Operations
Net investment loss (a)	(0.03)		(0.09)	(0.10)	(0.05)	(0.09)	(0.08)
Net realized and unrealized gain on investments	1.60		0.09	5.32	1.11	0.35	2.34

Total from investment operations	1.57		0.00	5.22	1.06	0.26	2.26

Less Distributions
Distributions from net realized capital gains	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Total distributions	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$13.62		$14.11	$16.01	$10.79	$9.73	$9.47

Total Return (%) (b)	11.14	(c)	0.94	48.38	10.89	2.75	31.35

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.20	(d)	1.20	1.20	1.21	1.21	1.32
Net ratio of expenses to average net assets (%) (e)	1.11	(d)	1.11	1.11	1.12	1.13	1.27
Ratio of net investment loss to average net assets (%)	(0.45	)(d)	(0.65)	(0.77)	(0.51)	(0.86)	(1.00)
Portfolio turnover rate (%)	32	(c)	56	58	74	74	73
Net assets, end of period (in millions)	$73.1		$71.9	$80.7	$60.4	$61.8	$66.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.37		$16.25	$10.94	$9.86	$9.58	$7.29

Income (Loss) from Investment Operations
Net investment loss (a)	(0.03)		(0.08)	(0.09)	(0.04)	(0.08)	(0.07)
Net realized and unrealized gain on investments	1.63		0.10	5.40	1.12	0.36	2.36

Total from investment operations	1.60		0.02	5.31	1.08	0.28	2.29

Less Distributions
Distributions from net realized capital gains	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Total distributions	(2.06)		(1.90)	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$13.91		$14.37	$16.25	$10.94	$9.86	$9.58

Total Return (%) (b)	11.21	(c)	1.05	48.54	10.95	2.92	31.41

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	(d)	1.10	1.10	1.11	1.11	1.22
Net ratio of expenses to average net assets (%) (e)	1.01	(d)	1.01	1.01	1.02	1.03	1.17
Ratio of net investment loss to average net assets (%)	(0.35	)(d)	(0.55)	(0.67)	(0.41)	(0.76)	(0.90)
Portfolio turnover rate (%)	32	(c)	56	58	74	74	73
Net assets, end of period (in millions)	$7.7		$7.4	$8.7	$6.3	$6.9	$7.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Loomis Sayles Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-11

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to net operating losses, return of capital adjustments and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $7,491,173, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

MSF-12

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the

MSF-13

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$132,309,580	$0	$186,734,733

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$1,918,314	0.900%	Of the first $500 million
	0.850%	On amounts in excess of $500 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	On the first $100 million
0.100%	On the next $400 million
0.050%	On amounts in excess of $500 million

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in

MSF-14

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Long-Term Capital Gain	Total
$54,710,352	$54,710,352

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$—	$55,043,902	$94,764,608	$—	$149,808,510

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Managed By Artisan Partners Limited Partnership

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Met/Artisan Mid Cap Value Portfolio returned 0.39%, 0.26%, and 0.31%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned 0.41%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equity markets traded in a relatively tight range during the first half of 2015. Stalled earnings growth, due largely to foreign exchange headwinds from a strong U.S. dollar, and seasonally-slow U.S. economic growth kept a lid on the market’s upward advancement. The largest U.S. companies on average have more non-U.S. revenue exposure, so currency translation hit them harder. This was evident in the outperformance of small-cap stocks compared to mid- and large-cap stocks. The growth indices outperformed the value indices across all market capitalization ranges.

Most sectors finished up or down by 2% or less. Health Care was an exception, gaining about 20% and leading all sectors by a sizable margin. Health care companies are generally U.S.-centric businesses, so there was little impact to earnings from foreign exchange. The sector also benefited from the view that the Affordable Care Act should increase health care utilization. Additionally, initial public offering (IPO) and merger and acquisition (M&A) activity has exploded in the biotechnology and pharmaceuticals groups, fueled by the availability of cheap debt. Lagging groups were interest-rate sensitive Utilities and real estate investment trusts (“REITs”) as interest rates moved higher with a Federal Reserve tightening cycle looming.

PORTFOLIO REVIEW / CURRENT POSITIONING

Portfolio performance remained in line with the Russell Midcap Value Index. Stock selection was positive overall. Sources of relative strength included the Financials, Materials, Information Technology and Consumer Staples sectors. Outperformance in the Financials sector was driven by our low weighting in REITs. The Portfolio’s top contributors to return in the Materials, Information Technology and Consumer Staples sectors were Celanese Corp., Analog Devices, Inc., and The Kroger Co., respectively. The Portfolio also benefited from a low weighting in Utilities stocks.

Sector allocation had a negative impact on relative performance primarily due to the Portfolio’s low weighting in the Health Care sector. However, the sole Health Care holding, Cigna Corp., actually performed quite well as it was the Portfolio’s top contributor to return and drove performance in the sector. On the downside, the Consumer Discretionary and Industrials sectors were areas of relative weakness. Mattel, Inc. and H&R Block, Inc. were key laggards in the Consumer Discretionary sector. Joy Global, Inc. was the Portfolio’s biggest detractor in the Industrials sector.

The biggest sector-level change during the period was an increased exposure to the Materials sector. In the Materials sector we purchased three new stocks: Celanese Corp., The Mosaic Co. and Nucor Corp. Other new purchases included Harley-Davidson, Inc., Quanta Services, Inc. and Helmerich & Payne, Inc.

As of June 30, 2015 the Portfolio was notably overweight the Information Technology, Consumer Discretionary and Industrials sectors, and underweight the Financials, Utilities and Health Care sectors.

James C. Kieffer

Scott C. Satterwhite

George O. Sertl

Daniel L. Kane

Portfolio Managers

Artisan Partners Limited Partnership

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Met/Artisan Mid Cap Value Portfolio
Class A	0.39	-2.46	15.23	4.75
Class B	0.26	-2.70	14.95	4.49
Class E	0.31	-2.60	15.06	4.59
Russell Midcap Value Index	0.41	3.67	17.73	8.89

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Avnet, Inc.	2.8
Alleghany Corp.	2.8
Arrow Electronics, Inc.	2.6
Kroger Co. (The)	2.4
Celanese Corp. - Series A	2.3
Allstate Corp. (The)	2.3
Arch Capital Group, Ltd.	2.3
Aon plc	2.2
FLIR Systems, Inc.	2.2
Torchmark Corp.	2.1

Top Sectors

% of Net Assets
Financials	21.1
Information Technology	16.6
Consumer Discretionary	15.8
Industrials	14.6
Energy	7.1
Materials	6.8
Utilities	4.8
Consumer Staples	2.4
Health Care	2.0

MSF-2

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Artisan Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A	Actual	0.84%	$1,000.00	$1,003.90	$4.17
	Hypothetical*	0.84%	$1,000.00	$1,020.63	$4.21

Class B	Actual	1.09%	$1,000.00	$1,002.60	$5.41
	Hypothetical*	1.09%	$1,000.00	$1,019.39	$5.46

Class E	Actual	0.99%	$1,000.00	$1,003.10	$4.92
	Hypothetical*	0.99%	$1,000.00	$1,019.89	$4.96

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

MSF-3

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—91.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
L-3 Communications Holdings, Inc.	82,750	$9,382,195
Rockwell Collins, Inc.	272,440	25,159,834

		34,542,029

Automobiles—1.7%
Harley-Davidson, Inc.	406,535	22,908,247

Banks—1.3%
M&T Bank Corp. (a)	141,244	17,645,613

Chemicals—2.8%
Celanese Corp. - Series A	434,863	31,257,952
Mosaic Co. (The)	124,963	5,854,471

		37,112,423

Commercial Services & Supplies—1.4%
Republic Services, Inc.	476,677	18,671,438

Construction & Engineering—4.4%
Fluor Corp.	392,184	20,789,674
Jacobs Engineering Group, Inc. (b)	644,806	26,192,019
Quanta Services, Inc. (b)	401,295	11,565,322

		58,547,015

Diversified Consumer Services—1.9%
H&R Block, Inc.	845,484	25,068,601

Diversified Financial Services—1.5%
Intercontinental Exchange, Inc.	88,997	19,900,619

Electric Utilities—3.0%
Edison International	332,044	18,455,006
Xcel Energy, Inc.	664,340	21,378,461

		39,833,467

Electrical Equipment—1.2%
Hubbell, Inc. - Class B	146,459	15,858,581

Electronic Equipment, Instruments & Components—9.1%
Arrow Electronics, Inc. (b)	632,837	35,312,305
Avnet, Inc.	918,609	37,764,016
FLIR Systems, Inc.	949,256	29,256,070
Keysight Technologies, Inc. (b)	631,175	19,686,348

		122,018,739

Energy Equipment & Services—2.0%
Ensco plc - Class A (a)	329,996	7,349,011
Helmerich & Payne, Inc. (a)	146,522	10,318,079
McDermott International, Inc. (a) (b)	1,596,301	8,524,248

		26,191,338

Food & Staples Retailing—2.4%
Kroger Co. (The)	446,622	32,384,561

Health Care Providers & Services—2.0%
Cigna Corp.	162,115	$26,262,630

Insurance—16.7%
Alleghany Corp. (b)	79,979	37,490,956
Allied World Assurance Co. Holdings AG	522,828	22,596,626
Allstate Corp. (The)	481,559	31,238,732
Aon plc	293,894	29,295,354
Arch Capital Group, Ltd. (b)	457,459	30,631,454
Loews Corp.	471,572	18,160,238
Progressive Corp. (The)	892,519	24,838,804
Torchmark Corp. (a)	484,331	28,197,751

		222,449,915

Internet & Catalog Retail—3.0%
Liberty Interactive Corp. QVC Group - Class A (b)	787,087	21,841,664
Liberty Ventures - Series A (b)	482,315	18,940,510

		40,782,174

Internet Software & Services—1.9%
IAC/InterActiveCorp	313,615	24,982,571

IT Services—1.6%
Teradata Corp. (a) (b)	592,104	21,907,848

Leisure Products—0.9%
Mattel, Inc. (a)	497,245	12,774,224

Machinery—3.4%
Joy Global, Inc. (a)	616,771	22,327,110
Kennametal, Inc.	672,216	22,936,010

		45,263,120

Media—3.9%
Gannett Co., Inc. (b)	362,020	5,064,653
Omnicom Group, Inc.	336,297	23,369,278
TEGNA, Inc.	724,039	23,219,931

		51,653,862

Metals & Mining—4.1%
Goldcorp, Inc. (a)	1,507,725	24,425,145
Kinross Gold Corp. (b)	4,051,948	9,400,519
Nucor Corp.	462,177	20,368,141

		54,193,805

Multi-Utilities—1.8%
SCANA Corp. (a)	480,372	24,330,842

Multiline Retail—1.0%
Nordstrom, Inc.	173,268	12,908,466

Oil, Gas & Consumable Fuels—5.1%
Denbury Resources, Inc. (a)	2,326,578	14,797,036
Hess Corp.	258,961	17,319,312

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co.	413,102	$19,052,264
Southwestern Energy Co. (a) (b)	769,239	17,484,802

		68,653,414

Professional Services—1.1%
ManpowerGroup, Inc.	161,139	14,402,604

Real Estate Investment Trusts—1.6%
American Capital Agency Corp.	558,160	10,253,399
Hatteras Financial Corp.	699,942	11,409,055

		21,662,454

Road & Rail—0.6%
Ryder System, Inc.	91,139	7,962,814

Semiconductors & Semiconductor Equipment—2.5%
Analog Devices, Inc.	410,320	26,336,389
KLA-Tencor Corp.	117,530	6,606,361

		32,942,750

Software—1.4%
Synopsys, Inc. (b)	384,529	19,476,394

Specialty Retail—2.0%
Bed Bath & Beyond, Inc. (a) (b)	390,861	26,961,592

Textiles, Apparel & Luxury Goods—1.3%
Coach, Inc.	511,203	17,692,736

Total Common Stocks (Cost $996,971,483)		1,217,946,886

Short-Term Investments—17.1%

Mutual Fund—8.5%
State Street Navigator Securities Lending MET Portfolio (c)	113,081,630	113,081,630

Repurchase Agreement—8.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $115,013,051 on 07/01/15, collateralized by $116,135,000 U.S. Treasury Note at 1.375% due 06/30/18 with a value of $117,314,467.	115,013,051	115,013,051

Total Short-Term Investments (Cost $228,094,681)		228,094,681

Total Investments—108.3% (Cost $1,225,066,164) (d)		1,446,041,567
Other assets and liabilities (net)—(8.3)%		(110,948,348)

Net Assets—100.0%		$1,335,093,219

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $158,896,810 and the collateral received consisted of cash in the amount of $113,081,630 and non-cash collateral with a value of $49,261,987. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $1,225,066,164. The aggregate unrealized appreciation and depreciation of investments were $327,668,642 and $(106,693,239), respectively, resulting in net unrealized appreciation of $220,975,403.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,217,946,886	$—	$—	$1,217,946,886
Short-Term Investments
Mutual Fund	113,081,630	—	—	113,081,630
Repurchase Agreement	—	115,013,051	—	115,013,051
Total Short-Term Investments	113,081,630	115,013,051	—	228,094,681
Total Investments	$1,331,028,516	$115,013,051	$—	$1,446,041,567

Collateral for securities loaned (Liability)	$—	$(113,081,630)	$—	$(113,081,630)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,446,041,567
Receivable for:
Investments sold	5,145,183
Fund shares sold	436,694
Dividends	2,277,234

Total Assets	1,453,900,678
Liabilities
Collateral for securities loaned	113,081,630
Payables for:
Investments purchased	4,152,599
Fund shares redeemed	325,845
Accrued expenses:
Management fees	904,355
Distribution and service fees	98,346
Deferred trustees’ fees	69,252
Other expenses	175,432

Total Liabilities	118,807,459

Net Assets	$1,335,093,219

Net assets consist of:
Paid in surplus	$1,046,300,082
Undistributed net investment income	5,287,899
Accumulated net realized gain	62,529,835
Unrealized appreciation on investments	220,975,403

Net Assets	$1,335,093,219

Net Assets
Class A	$831,001,481
Class B	416,364,388
Class E	87,727,350
Capital Shares Outstanding*
Class A	3,506,586
Class B	1,809,613
Class E	375,813
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$236.98
Class B	230.08
Class E	233.43

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,225,066,164.
(b)	Includes securities loaned at value of $158,896,810.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$11,404,887
Securities lending income	354,346

Total investment income	11,759,233
Expenses
Management fees	5,570,910
Administration fees	16,246
Custodian and accounting fees	51,839
Distribution and service fees—Class B	544,368
Distribution and service fees—Class E	68,915
Audit and tax services	20,059
Legal	14,270
Trustees’ fees and expenses	19,506
Shareholder reporting	69,343
Insurance	4,517
Miscellaneous	8,343

Total expenses	6,388,316
Less broker commission recapture	(26,839)

Net expenses	6,361,477

Net Investment Income	5,397,756

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	63,376,043

Net change in unrealized depreciation on investments	(62,801,933)

Net realized and unrealized gain	574,110

Net Increase in Net Assets From Operations	$5,971,866

(a)	Net of foreign withholding taxes of $64,946.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,397,756	$14,380,663
Net realized gain	63,376,043	190,514,793
Net change in unrealized depreciation	(62,801,933)	(177,677,868)

Increase in net assets from operations	5,971,866	27,217,588

From Distributions to Shareholders
Net investment income
Class A	(9,675,237)	(6,908,510)
Class B	(3,803,715)	(2,552,107)
Class E	(883,807)	(615,655)
Net realized capital gains
Class A	(102,096,957)	0
Class B	(52,740,847)	0
Class E	(10,950,952)	0

Total distributions	(180,151,515)	(10,076,272)

Increase (decrease) in net assets from capital share transactions	114,175,390	(207,895,591)

Total decrease in net assets	(60,004,259)	(190,754,275)

Net Assets
Beginning of period	1,395,097,478	1,585,851,753

End of period	$1,335,093,219	$1,395,097,478

Undistributed net investment income
End of period	$5,287,899	$14,252,902

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	33,052	$8,944,590	280,494	$74,948,516
Reinvestments	462,136	111,772,194	25,870	6,908,510
Redemptions	(129,634)	(35,489,339)	(776,678)	(208,431,703)

Net increase (decrease)	365,554	$85,227,445	(470,314)	$(126,574,677)

Class B
Sales	29,845	$7,939,537	87,145	$22,719,838
Reinvestments	240,779	56,544,562	9,803	2,552,107
Redemptions	(148,403)	(39,617,467)	(340,718)	(89,594,087)

Net increase (decrease)	122,221	$24,866,632	(243,770)	$(64,322,142)

Class E
Sales	2,354	$605,988	8,898	$2,374,401
Reinvestments	49,674	11,834,759	2,337	615,655
Redemptions	(30,986)	(8,359,434)	(74,983)	(19,988,828)

Net increase (decrease)	21,042	$4,081,313	(63,748)	$(16,998,772)

Increase (decrease) derived from capital shares transactions		$114,175,390		$(207,895,591)

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$271.79		$268.60	$198.30	$179.02	$169.21	$148.14

Income (Loss) from Investment Operations
Net investment income (a)	1.19		2.89	1.98	2.22	1.73	1.67
Net realized and unrealized gain on investments	0.60		2.25	70.60	18.92	9.78	20.55

Total from investment operations	1.79		5.14	72.58	21.14	11.51	22.22

Less Distributions
Distributions from net investment income	(3.17)		(1.95)	(2.28)	(1.86)	(1.70)	(1.15)
Distributions from net realized capital gains	(33.43)		0.00	0.00	0.00	0.00	0.00

Total distributions	(36.60)		(1.95)	(2.28)	(1.86)	(1.70)	(1.15)

Net Asset Value, End of Period	$236.98		$271.79	$268.60	$198.30	$179.02	$169.21

Total Return (%) (b)	0.39	(c)	1.93	36.85	11.86	6.76	15.04

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.83	0.85	0.84	0.84
Ratio of net investment income to average net assets (%)	0.87	(d)	1.07	0.84	1.17	0.97	1.09
Portfolio turnover rate (%)	14	(c)	25	22	23	30	39
Net assets, end of period (in millions)	$831.0		$853.7	$970.0	$769.4	$731.8	$876.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$264.50		$261.50	$193.14	$174.44	$164.99	$144.56

Income (Loss) from Investment Operations
Net investment income (a)	0.82		2.15	1.36	1.69	1.30	1.27
Net realized and unrealized gain on investments	0.60		2.21	68.77	18.44	9.47	20.01

Total from investment operations	1.42		4.36	70.13	20.13	10.77	21.28

Less Distributions
Distributions from net investment income	(2.41)		(1.36)	(1.77)	(1.43)	(1.32)	(0.85)
Distributions from net realized capital gains	(33.43)		0.00	0.00	0.00	0.00	0.00

Total distributions	(35.84)		(1.36)	(1.77)	(1.43)	(1.32)	(0.85)

Net Asset Value, End of Period	$230.08		$264.50	$261.50	$193.14	$174.44	$164.99

Total Return (%) (b)	0.26	(c)	1.67	36.51	11.58	6.49	14.76

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.09	(d)	1.09	1.08	1.10	1.09	1.09
Ratio of net investment income to average net assets (%)	0.62	(d)	0.82	0.59	0.92	0.75	0.85
Portfolio turnover rate (%)	14	(c)	25	22	23	30	39
Net assets, end of period (in millions)	$416.4		$446.3	$505.0	$389.2	$383.8	$384.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$267.99		$264.86	$195.57	$176.60	$166.99	$146.26

Income (Loss) from Investment Operations
Net investment income (a)	0.96		2.43	1.60	1.89	1.46	1.41
Net realized and unrealized gain on investments	0.61		2.25	69.65	18.68	9.62	20.29

Total from investment operations	1.57		4.68	71.25	20.57	11.08	21.70

Less Distributions
Distributions from net investment income	(2.70)		(1.55)	(1.96)	(1.60)	(1.47)	(0.97)
Distributions from net realized capital gains	(33.43)		0.00	0.00	0.00	0.00	0.00

Total distributions	(36.13)		(1.55)	(1.96)	(1.60)	(1.47)	(0.97)

Net Asset Value, End of Period	$233.43		$267.99	$264.86	$195.57	$176.60	$166.99

Total Return (%) (b)	0.31	(c)	1.78	36.65	11.69	6.60	14.87

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.99	(d)	0.99	0.98	1.00	0.99	0.99
Ratio of net investment income to average net assets (%)	0.72	(d)	0.91	0.68	1.01	0.83	0.94
Portfolio turnover rate (%)	14	(c)	25	22	23	30	39
Net assets, end of period (in millions)	$87.7		$95.1	$110.8	$98.8	$104.4	$118.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Artisan Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-11

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-12

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $115,013,050, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

MSF-13

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$177,652,636	$0	$234,843,077

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$5,570,910	0.820%	Of the first $1 billion On amounts in excess of $1 billion
	0.780%

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Artisan Partners Limited Partnership is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

MSF-14

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$10,076,272	$13,069,455	$—	$—	$10,076,272	$13,069,455

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$14,316,462	$165,710,134	$283,009,750	$—	$463,036,346

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the portfolio utilized capital loss carryforwards of $24,860,126.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

Met / Dimensional International Small Company Portfolio

Managed by Dimensional Fund Advisors LP

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the Met/Dimensional International Small Company Portfolio returned 9.19% and 9.04%, respectively. The Portfolio’s benchmark, the MSCI World ex-U.S. Small Cap Index1, returned 8.36%.

MARKET ENVIRONMENT / CONDITIONS

In U.S. dollar terms, developed ex-U.S. markets posted positive returns for the six-month period ending June 30, 2015, outperforming both U.S. and emerging markets. Using the MSCI World ex-U.S. IMI Index (net dividends) as a proxy, non-U.S. developed markets returned 4.9%, as compared to 1.9% for the Russell 3000 Index and 3.6% for the MSCI Emerging Markets IMI Index (net dividends).

The U.S. dollar appreciated against most developed market currencies during the period, particularly the New Zealand dollar, Danish krone, and the euro. As a result, currency fluctuations had a negative impact on U.S. dollar-denominated returns of developed non-U.S. equities.

Along the market capitalization dimension, small caps (MSCI World ex-U.S. Small Cap) outperformed large caps (MSCI World ex-U.S. Large Cap) by 4.4% for the six-month period. Using the MSCI World ex-U.S. IMI Index, the strongest-performing sectors were Healthcare and Consumer Discretionary, while Energy and Utilities underperformed.

Along the profitability dimension, the top quartile of most profitable stocks underperformed the bottom quartile of least profitable stocks among large caps (MSCI World ex-U.S. excluding Real Estate Investment Trusts (“REITs”) and Utilities) and outperformed among small caps (MSCI World ex-U.S. Small Cap, excluding REITs and Utilities).

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the six months ended June 30, 2015, the Portfolio outperformed its benchmark, the MSCI World ex-U.S. Small Cap Index (net dividends), by 0.83%. With REITs underperforming during the period, the Portfolio’s exclusion of REITs contributed to relative performance. In addition, the Portfolio’s holdings of micro-cap companies in Hong Kong, with market capitalizations smaller than $1 billion, contributed positively to relative performance, as micro-cap securities in Hong Kong strongly outperformed. Dimensional defines the small cap universe differently than does MSCI, and as a result the Portfolio had a lesser allocation to Canada and a greater allocation to the United Kingdom, as well as a lesser allocation to Japan. The country allocation differences in Canada and the United Kingdom contributed to relative performance, as Canada underperformed while the United Kingdom outperformed. However, the Portfolio’s lesser allocation to Japan detracted from performance, as Japan outperformed.

Joseph Chi

Jed Fogdall

Henry Gray

Karen Umland

Portfolio Managers

Dimensional Fund Advisors LP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI WORLD EX-U.S. SMALL CAP INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	Since Inception[2]
Met/Dimensional International Small Company Portfolio
Class A	9.19	-3.95	11.33	13.43
Class B	9.04	-4.20	11.06	13.15
MSCI World ex-U.S. Small Cap Index	8.36	-3.96	11.10	14.27

1 The MSCI World ex-U.S. Small Cap Index is an unmanaged index that measures the performance of stocks with market capitalizations between US $200 million and $800 million across 23 developed markets, excluding the United States. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 Inception date of the Class A and Class B shares is 10/31/08. Index since inception return is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
DCC plc	0.5
Henderson Group plc	0.3
Berkeley Group Holdings plc	0.3
Bellway plc	0.3
Inchcape plc	0.3
DS Smith plc	0.3
William Hill plc	0.3
Rightmove plc	0.3
Banca Popolare di Milano Scarl	0.3
Freenet AG	0.3

Top Countries

% of Net Assets
Japan	23.3
United Kingdom	20.5
Canada	7.4
Australia	5.5
Germany	5.1
Switzerland	4.5
France	4.3
Italy	3.9
Hong Kong	3.4
Sweden	3.1

MSF-2

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Met/Dimensional International Small Company Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.96%	$1,000.00	$1,091.90	$4.98
	Hypothetical*	0.96%	$1,000.00	$1,020.03	$4.81

Class B(a)	Actual	1.21%	$1,000.00	$1,090.40	$6.27
	Hypothetical*	1.21%	$1,000.00	$1,018.79	$6.06

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Australia—5.5%
Acrux, Ltd. (a)	41,605	$27,283
Adelaide Brighton, Ltd.	197,116	651,517
AED Oil, Ltd. (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd. (a)	51,616	101,667
AJ Lucas Group, Ltd. (c)	34,363	10,221
Alcyone Resources, Ltd. (b) (c) (d)	101,457	16
Alkane Resources, Ltd. (c)	120,355	25,538
Alliance Resources, Ltd. (c)	81,385	5,151
ALS, Ltd.	9,999	44,939
Altium, Ltd.	31,832	108,702
Altona Mining, Ltd.	67,875	7,283
Alumina, Ltd.	142,327	166,998
AMA Group, Ltd.	111,029	51,111
Amalgamated Holdings, Ltd.	38,556	372,981
Ansell, Ltd.	22,159	410,321
Antares Energy, Ltd. (c)	111,036	8,557
AP Eagers, Ltd.	2,788	20,109
APN News & Media, Ltd. (c)	374,048	203,359
Aquarius Platinum, Ltd. (c)	119,520	12,988
ARB Corp., Ltd.	30,444	304,060
Ardent Leisure Group (a)	50,226	84,050
Arrium, Ltd. (a)	972,288	100,930
ASG Group, Ltd. (c)	91,207	63,771
Atlantic, Ltd. (b) (c) (d)	22,059	558
Atlas Iron, Ltd. (a) (b) (d)	250,116	23,157
Ausdrill, Ltd.	110,321	33,177
Ausenco, Ltd. (c)	72,770	14,034
Austal, Ltd.	81,889	116,921
Austbrokers Holdings, Ltd.	25,969	180,326
Austin Engineering, Ltd. (c)	26,257	10,691
Australian Agricultural Co., Ltd. (c)	192,359	182,077
Australian Pharmaceutical Industries, Ltd.	174,311	201,501
Auswide Bank, Ltd.	9,275	36,146
Automotive Holdings Group, Ltd.	95,539	293,837
AVJennings, Ltd.	10,332	5,110
AWE, Ltd. (a) (c)	335,940	312,919
Bandanna Energy, Ltd. (a) (b) (c) (d)	179,193	2,178
Bank of Queensland, Ltd.	5,397	52,806
BC Iron, Ltd. (a)	50,999	11,359
Beach Energy, Ltd.	676,773	544,964
Beadell Resources, Ltd. (a)	102,327	14,540
Bega Cheese, Ltd. (a)	58,513	194,329
Billabong International, Ltd. (a) (c)	280,601	124,349
Blackmores, Ltd.	5,495	318,805
BlueScope Steel, Ltd.	43,171	98,774
Boart Longyear, Ltd. (c)	232,690	19,726
Boom Logistics, Ltd. (c)	73,674	6,824
Boral, Ltd.	51,843	232,784
Bradken, Ltd.	48,239	53,317
Breville Group, Ltd. (a)	46,157	219,345
Brickworks, Ltd.	5,923	63,058
BT Investment Management, Ltd.	19,968	129,452
Buru Energy, Ltd. (a) (c)	23,457	6,782
Cabcharge Australia, Ltd. (a)	55,813	156,809
Capral, Ltd. (c)	136,176	14,681
Cardno, Ltd. (a)	49,102	122,261
Carnarvon Petroleum, Ltd. (c)	251,902	22,342

Australia—(Continued)
carsales.com, Ltd. (a)	83,570	652,717
Cash Converters International, Ltd. (a)	152,939	82,439
Cedar Woods Properties, Ltd.	27,273	110,992
Coal of Africa, Ltd. (c)	133,534	8,757
Cochlear, Ltd.	5,277	324,771
Coffey International, Ltd. (c)	63,637	6,849
Collection House, Ltd. (a)	19,217	33,100
Collins Foods, Ltd.	4,975	11,436
Cooper Energy, Ltd. (c)	123,859	23,298
Corporate Travel Management, Ltd. (a)	20,836	165,484
Coventry Group, Ltd.	2,905	3,361
Credit Corp. Group, Ltd.	13,415	126,343
CSG, Ltd.	62,197	76,491
CSR, Ltd.	282,278	797,519
Cudeco, Ltd. (a) (c)	51,210	67,169
Cue Energy Resources, Ltd. (c)	171,183	10,024
Data #3, Ltd.	55,471	33,759
Decmil Group, Ltd.	56,744	50,731
Dick Smith Holdings, Ltd. (a)	85,716	137,487
Domino’s Pizza Enterprises, Ltd.	23,859	651,568
Downer EDI, Ltd.	238,347	873,546
Drillsearch Energy, Ltd. (a) (c)	218,929	173,687
DUET Group	84,328	149,788
DuluxGroup, Ltd.	165,477	725,618
DWS, Ltd.	36,847	16,636
Echo Entertainment Group, Ltd.	86,390	289,113
Emeco Holdings, Ltd. (a) (c)	314,914	19,652
Energy Resources of Australia, Ltd. (a) (c)	51,910	15,593
Energy World Corp., Ltd. (a) (c)	325,379	91,588
Equity Trustees, Ltd. (a)	3,062	48,169
ERM Power, Ltd.	49,991	89,859
eServGlobal, Ltd. (c)	43,068	10,948
Ethane Pipeline Income Fund	3,869	5,070
Euroz, Ltd.	23,559	18,160
Evolution Mining, Ltd.	157,414	139,478
Fairfax Media, Ltd.	967,464	604,144
Fantastic Holdings, Ltd.	1,151	2,019
FAR, Ltd. (c)	639,194	39,686
Finbar Group, Ltd.	6,909	6,342
Fleetwood Corp., Ltd. (a)	22,683	23,954
FlexiGroup, Ltd. (a)	40,135	89,606
Flight Centre Travel Group, Ltd. (a)	2,130	55,965
Focus Minerals, Ltd. (c)	38,398	9,486
G8 Education, Ltd. (a)	127,930	320,293
Global Construction Services, Ltd. (c)	9,380	3,550
GrainCorp, Ltd. - Class A	83,590	548,051
Grange Resources, Ltd.	120,000	11,150
Greencross, Ltd. (a)	21,334	93,826
Greenland Minerals & Energy, Ltd. (c)	69,811	3,572
GUD Holdings, Ltd.	39,734	269,309
GWA Group, Ltd. (a)	104,458	183,561
Hansen Technologies, Ltd.	47,406	95,799
HFA Holdings, Ltd.	45,623	72,819
Hillgrove Resources, Ltd. (c)	32,943	5,710
Hills, Ltd. (a)	80,453	28,093
Horizon Oil, Ltd. (a) (c)	652,736	44,252
Icon Energy, Ltd. (c)	157,110	6,129

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
IDM International, Ltd. (b) (c) (d)	49,237	$0
iiNET, Ltd. (a)	65,072	476,332
Iluka Resources, Ltd.	160,998	948,593
Imdex, Ltd. (c)	77,362	17,886
IMF Bentham, Ltd.	49,173	65,211
Independence Group NL (a)	99,103	316,549
Infigen Energy, Ltd. (c)	282,132	70,081
Infomedia, Ltd.	131,353	121,390
Integrated Research, Ltd.	28,972	37,752
International Ferro Metals, Ltd. (c)	82,765	3,511
Intrepid Mines, Ltd. (c)	32,795	3,575
Invocare, Ltd.	38,500	357,348
IOOF Holdings, Ltd. (a)	103,265	712,425
Iress, Ltd.	57,325	445,507
iSelect, Ltd. (c)	46,213	51,322
JB Hi-Fi, Ltd. (a)	51,555	773,830
Jupiter Mines, Ltd. (b) (c) (d)	63,164	3,472
K&S Corp., Ltd.	1,802	1,837
Karoon Gas Australia, Ltd. (a) (c)	75,600	130,174
Kingsgate Consolidated, Ltd. (c)	121,238	64,898
Kingsrose Mining, Ltd. (c)	83,494	18,035
Linc Energy, Ltd. (a) (c)	102,400	15,142
M2 Group, Ltd.	63,383	520,775
MACA, Ltd.	56,351	32,823
Macmahon Holdings, Ltd. (c)	380,170	19,384
Macquarie Atlas Roads Group	181,433	442,353
Macquarie Telecom Group, Ltd. (c)	3,983	18,891
Magellan Financial Group, Ltd.	27,343	366,694
Matrix Composites & Engineering, Ltd.	14,874	5,302
Maverick Drilling & Exploration, Ltd. (c)	41,036	3,329
MaxiTRANS Industries, Ltd.	59,013	17,977
Mayne Pharma Group, Ltd. (a) (c)	286,220	217,399
McMillan Shakespeare, Ltd.	29,453	274,365
McPherson’s, Ltd.	34,460	14,999
Medusa Mining, Ltd. (c)	60,972	39,405
Melbourne IT, Ltd.	36,135	46,535
Metals X, Ltd.	75,358	79,904
Metcash, Ltd. (a)	369,266	314,513
Mincor Resources NL	105,687	46,295
Mineral Deposits, Ltd. (c)	45,217	29,620
Mineral Resources, Ltd. (a)	41,091	206,826
MMA Offshore, Ltd. (a)	100,235	41,368
Monadelphous Group, Ltd. (a)	40,177	289,789
Morning Star Gold NL (b) (c) (d)	33,455	532
Mortgage Choice, Ltd.	48,689	86,365
Mount Gibson Iron, Ltd. (a)	439,215	67,524
Myer Holdings, Ltd. (a)	253,674	239,688
MyState, Ltd.	3,899	14,528
Nanosonics, Ltd. (c)	39,800	52,353
Navitas, Ltd. (a)	96,272	318,015
nearmap, Ltd. (c)	85,792	38,983
New Hope Corp., Ltd.	6,285	9,165
Newsat, Ltd. (a) (b) (c) (d)	113,333	10,056
nib holdings, Ltd.	213,507	553,200
Nick Scali, Ltd.	16,348	42,906
Noble Mineral Resources, Ltd. (b) (c) (d)	83,737	0
Northern Star Resources, Ltd. (a)	220,636	374,093

Australia—(Continued)
NRW Holdings, Ltd. (a)	94,219	13,388
Nufarm, Ltd.	79,335	440,652
Orocobre, Ltd. (a) (c)	49,318	80,311
OrotonGroup, Ltd. (a)	8,647	13,679
Otto Energy, Ltd. (a)	308,140	16,398
OZ Minerals, Ltd.	149,299	457,083
OzForex Group, Ltd. (a)	99,303	169,859
Pacific Brands, Ltd. (a) (c)	472,799	115,333
Paladin Energy, Ltd. (a) (c)	612,137	114,879
Panoramic Resources, Ltd.	146,618	52,358
PaperlinX, Ltd. (c)	340,846	6,576
Patties Foods, Ltd.	16,945	15,296
Peet, Ltd. (a)	88,199	77,812
Peninsula Energy, Ltd. (c)	454,116	7,751
Perpetual, Ltd.	19,830	734,603
Perseus Mining, Ltd. (c)	185,112	61,668
Phosphagenics, Ltd. (c)	345,965	5,317
Platinum Asset Management, Ltd.	21,691	124,465
Platinum Australia, Ltd. (b) (c) (d)	116,796	541
Pluton Resources, Ltd. (b) (c) (d)	48,332	511
PMP, Ltd. (c)	158,703	66,103
Premier Investments, Ltd.	44,992	443,690
Primary Health Care, Ltd. (a)	243,942	942,802
Prime Media Group, Ltd.	93,371	49,493
Programmed Maintenance Services, Ltd. (a)	50,859	112,813
Qube Holdings, Ltd.	229,607	412,667
RCG Corp., Ltd.	90,942	84,168
RCR Tomlinson, Ltd.	61,564	81,618
Reckon, Ltd. (a)	36,898	62,032
Redflex Holdings, Ltd. (c)	19,984	6,315
Regional Express Holdings, Ltd. (c)	9,952	7,936
Regis Resources, Ltd. (a) (c)	180,703	150,969
Reject Shop, Ltd. (The) (a)	12,421	51,365
Resolute Mining, Ltd. (c)	248,330	58,265
Resource Generation, Ltd. (c)	58,515	2,937
Retail Food Group, Ltd.	58,434	243,199
Ridley Corp., Ltd.	123,003	118,574
RungePincockMinarco, Ltd. (c)	4,190	1,810
Ruralco Holdings, Ltd.	7,095	19,149
SAI Global, Ltd.	62,244	199,974
Salmat, Ltd.	45,807	25,434
Samson Oil & Gas, Ltd. (c)	581,639	3,138
Sandfire Resources NL	40,717	179,676
Saracen Mineral Holdings, Ltd. (c)	390,479	129,124
Sedgman, Ltd.	48,829	25,880
Select Harvests, Ltd. (a)	30,640	259,975
Senex Energy, Ltd. (a) (c)	248,220	52,961
Servcorp, Ltd.	26,561	119,660
Service Stream, Ltd.	67,295	15,319
Seven Group Holdings, Ltd.	15,634	78,227
Seven West Media, Ltd. (a)	460,617	361,995
Sigma Pharmaceuticals, Ltd.	621,692	366,305
Silex Systems, Ltd. (a) (c)	28,112	9,972
Silver Chef, Ltd.	7,252	44,936
Silver Lake Resources, Ltd. (a) (c)	112,092	12,103
Sims Metal Management, Ltd. (a)	86,197	689,384
Sirtex Medical, Ltd.	22,520	499,520

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
SKILLED Group, Ltd.	81,174	$106,423
Slater & Gordon, Ltd. (a)	116,238	318,748
SMS Management & Technology, Ltd.	35,576	95,272
Southern Cross Media Group, Ltd. (a)	229,061	170,176
Spark Infrastructure Group	647,515	972,027
Specialty Fashion Group, Ltd.	34,701	16,973
St. Barbara, Ltd. (c)	192,892	84,946
Steadfast Group, Ltd.	40,499	50,262
Strike Energy, Ltd. (c)	182,555	18,308
STW Communications Group, Ltd.	131,382	62,464
Sundance Energy Australia, Ltd. (c)	177,630	68,537
Sundance Resources, Ltd. (a) (c)	819,104	13,258
Sunland Group, Ltd.	40,150	55,294
Super Retail Group, Ltd. (a)	69,714	489,176
Swick Mining Services, Ltd.	56,563	5,966
Tabcorp Holdings, Ltd.	192,072	669,740
Tap Oil, Ltd. (c)	83,681	23,215
Tassal Group, Ltd.	72,156	184,568
Technology One, Ltd. (a)	85,252	238,441
Ten Network Holdings, Ltd. (c)	919,245	133,636
TFS Corp., Ltd. (a)	95,643	118,466
Thorn Group, Ltd.	56,537	114,670
Tiger Resources, Ltd. (c)	409,321	22,041
Toro Energy, Ltd. (c)	75,052	3,724
Tox Free Solutions, Ltd.	67,596	157,940
Transfield Services, Ltd. (c)	195,706	213,178
Transpacific Industries Group, Ltd. (a)	693,108	409,261
Treasury Group, Ltd.	1,159	8,489
Treasury Wine Estates, Ltd.	13,994	53,487
Troy Resources, Ltd. (a) (c)	68,908	19,514
UGL, Ltd. (a) (c)	29,320	47,980
UXC, Ltd.	122,634	70,942
Veda Group, Ltd. (a)	69,715	120,126
Villa World, Ltd.	14,787	22,754
Village Roadshow, Ltd.	32,709	158,870
Virgin Australia Holdings, Ltd. (c)	442,369	146,681
Virgin Australia International Holding, Ltd. (b) (c) (d)	968,773	1
Virtus Health, Ltd. (a)	37,091	154,220
Vision Eye Institute, Ltd.	37,056	18,761
Vita Group, Ltd.	18,112	23,682
Vocus Communications, Ltd. (a)	88,565	393,497
Watpac, Ltd. (a)	37,999	23,413
Webjet, Ltd. (a)	22,295	51,433
Western Areas, Ltd.	104,247	258,107
Whitehaven Coal, Ltd. (a) (c)	92,475	93,839
WorleyParsons, Ltd.	3,143	25,056

		39,636,361

Austria—0.9%
A-TEC Industries AG (a) (b) (c) (d)	1,312	0
Agrana Beteiligungs AG (a)	1,574	138,796
ams AG	29,130	1,274,084
Austria Technologie & Systemtechnik AG	14,133	204,610
CA Immobilien Anlagen AG (c)	16,824	293,330
Conwert Immobilien Invest SE (a) (c)	18,529	234,903
DO & Co. AG (a)	1,857	173,947

Austria—(Continued)
EVN AG	12,657	138,454
Flughafen Wien AG	1,220	105,845
Kapsch TrafficCom AG (c)	2,222	54,950
Lenzing AG	3,209	228,311
Mayr Melnhof Karton AG	3,412	385,499
Oberbank AG	174	10,029
Oesterreichische Post AG	10,867	499,776
Palfinger AG	5,947	181,466
POLYTEC Holding AG (a)	10,783	94,667
Porr AG	1,436	45,738
RHI AG (a)	8,926	222,017
Rosenbauer International AG	1,972	166,275
S IMMO AG (c)	35,979	298,785
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	212,038
Semperit AG Holding (a)	6,630	273,196
Strabag SE	6,827	152,180
UBM Development AG	78	3,241
UNIQA Insurance Group AG	14,804	133,395
Wienerberger AG (a)	39,101	614,589
Zumtobel Group AG	19,568	581,022

		6,721,143

Bangladesh—0.0%
Golden Ocean Group, Ltd. (a) (c)	23,820	92,383

Belgium—1.6%
Ablynx NV (a) (c)	15,614	192,199
Ackermans & van Haaren NV	8,887	1,264,175
AGFA-Gevaert NV (c)	125,762	350,385
Atenor Group	1,089	49,921
Banque Nationale de Belgique	104	356,710
Barco NV	5,609	359,184
BHF Kleinwort Benson Group S.A. (c)	24,115	117,954
bpost S.A.	2,597	71,423
Cie d’Entreprises CFE	5,563	691,210
Cie Immobiliere de Belgique S.A.	1,276	69,643
Cie Maritime Belge S.A. (a) (c)	6,424	92,008
D’ieteren S.A.	8,787	314,290
Deceuninck NV	49,164	102,516
Econocom Group S.A. NV (a)	27,496	226,008
Elia System Operator S.A.	12,209	493,860
Euronav NV	30,049	441,183
EVS Broadcast Equipment S.A. (a)	4,761	137,985
Exmar NV	10,339	102,982
Fagron	13,446	554,941
Galapagos NV (c)	16,401	837,345
GIMV NV	250	11,929
Hamon & CIE S.A. (c)	300	3,098
Ion Beam Applications	11,487	313,079
Jensen-Group NV	738	16,165
Kinepolis Group NV (a)	11,014	431,039
Lotus Bakeries NV	118	173,680
MDxHealth (c)	5,915	29,037
Melexis NV	13,858	803,194
Mobistar S.A. (c)	13,209	250,179
NV Bekaert S.A. (a)	11,685	329,477

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Belgium—(Continued)
Nyrstar NV (c)	94,248	$337,347
Picanol	1,699	97,375
RealDolmen NV (c)	1,200	25,165
Recticel S.A. (a)	24,409	132,395
Rentabiliweb Group (c)	1,352	10,402
Resilux NV	229	39,027
Roularta Media Group NV (c)	1,629	25,786
Sioen Industries NV	4,097	68,388
Sipef S.A.	3,346	178,368
Tessenderlo Chemie NV (c)	19,032	732,723
ThromboGenics NV (a) (c)	9,279	52,007
Umicore S.A.	4,988	236,394
Van de Velde NV	3,377	193,936
Viohalco S.A. (c)	45,397	118,573

		11,434,685

Cambodia—0.1%
NagaCorp., Ltd.	458,000	339,805

Canada—7.4%
5N Plus, Inc. (a) (c)	33,732	32,679
Absolute Software Corp. (a)	18,754	134,987
Acadian Timber Corp.	3,800	57,502
Advantage Oil & Gas, Ltd. (c)	117,131	740,861
Aecon Group, Inc. (a)	33,422	341,177
AG Growth International, Inc. (a)	5,820	218,215
AGF Management, Ltd. - Class B	32,280	151,450
AgJunction, Inc. (c)	12,375	5,548
AGT Food & Ingredients, Inc. (a)	7,901	200,530
AirBoss of America Corp.	3,761	67,150
AKITA Drilling, Ltd. - Class A	2,003	15,315
Alacer Gold Corp. (c)	102,778	241,105
Alamos Gold, Inc.	43,309	245,152
Alaris Royalty Corp. (a)	6,854	167,317
Algoma Central Corp.	4,410	60,695
Algonquin Power & Utilities Corp. (a)	77,093	577,735
Alterra Power Corp. (a) (c)	150,766	50,698
Altius Minerals Corp. (a)	9,660	111,759
Altus Group, Ltd. (a)	14,488	206,474
Americas Silver Corp. (c)	88,421	15,221
Amerigo Resources, Ltd. (c)	44,359	15,627
Amica Mature Lifestyles, Inc.	7,591	48,743
Anderson Energy, Inc. (c)	46,999	2,070
Andrew Peller, Ltd. - Class A	1,139	16,278
Argonaut Gold, Inc. (a) (c)	52,825	71,054
Arsenal Energy, Inc.	8,955	22,441
Asanko Gold, Inc. (c)	23,027	40,560
Athabasca Oil Corp. (c)	66,624	108,817
ATS Automation Tooling Systems, Inc. (c)	36,533	447,229
AuRico Gold, Inc. (a)	104,115	297,591
AutoCanada, Inc. (a)	8,428	278,684
Avalon Rare Metals, Inc. (a) (c)	26,705	5,078
Avigilon Corp. (a) (c)	9,681	130,527
Axia NetMedia Corp. (a)	22,633	59,437
B2Gold Corp. (c)	227,068	347,238
Badger Daylighting, Ltd. (a)	15,562	326,316

Canada—(Continued)
Ballard Power Systems, Inc. (a) (c)	5,735	11,847
Bankers Petroleum, Ltd. (c)	141,893	352,176
Bellatrix Exploration, Ltd. (a) (c)	60,265	140,409
Birchcliff Energy, Ltd. (c)	58,552	326,747
Bird Construction, Inc. (a)	18,612	166,003
Black Diamond Group, Ltd. (a)	19,812	277,749
BlackPearl Resources, Inc. (a) (c)	117,817	102,819
BMTC Group, Inc. (a)	5,387	65,300
BNK Petroleum, Inc. (a) (c)	29,567	12,310
Bonavista Energy Corp. (a)	15,300	83,176
Bonterra Energy Corp. (a)	12,499	315,127
Boralex, Inc. - Class A (a)	11,154	118,595
Boulder Energy, Ltd. (c)	15,381	102,212
Brookfield Real Estate Services, Inc.	800	9,627
BRP, Inc. (c)	8,368	195,566
Calfrac Well Services, Ltd. (a)	22,894	141,320
Calian Technologies, Ltd.	2,846	42,155
Canaccord Genuity Group, Inc.	54,653	340,433
Canacol Energy, Ltd. (a) (c)	32,061	71,104
Canadian Energy Services & Technology Corp. (a)	70,437	406,042
Canadian Western Bank (a)	32,028	737,747
Canam Group, Inc.	22,324	248,620
CanElson Drilling, Inc.	29,863	103,289
Canexus Corp. (a)	56,579	66,137
Canfor Corp. (c)	10,141	220,845
Canfor Pulp Products, Inc.	15,297	191,794
CanWel Building Materials Group, Ltd. (a)	9,304	42,684
Canyon Services Group, Inc.	27,085	125,992
Capital Power Corp. (a)	43,408	748,606
Capstone Infrastructure Corp. (a)	47,117	112,794
Capstone Mining Corp. (c)	95,339	93,125
Cascades, Inc.	46,236	264,682
Cathedral Energy Services, Ltd.	13,349	22,658
Celestica, Inc. (c)	5,099	59,359
Celestica, Inc. (U.S. Listed Shares) (c)	223	2,596
Centerra Gold, Inc.	32,763	186,243
Cequence Energy, Ltd. (a) (c)	86,636	53,411
Cervus Equipment Corp.	2,998	38,477
China Gold International Resources Corp., Ltd. (a) (c)	54,113	89,683
Chinook Energy, Inc. (c)	27,917	21,010
Cineplex, Inc. (a)	23,236	874,745
Clairvest Group, Inc.	200	4,722
Clarke, Inc. (a)	1,614	15,313
Clearwater Seafoods, Inc.	7,044	69,030
Cogeco Cable, Inc.	3,817	220,769
Cogeco, Inc.	3,209	147,295
Colabor Group, Inc. (a)	9,830	8,264
Colliers International Group, Inc.	12,580	481,444
COM DEV International, Ltd.	38,475	177,743
Computer Modelling Group, Ltd.	26,520	268,810
Copper Mountain Mining Corp. (a) (c)	57,011	52,949
Corby Spirit and Wine, Ltd.	8,057	137,595
Corridor Resources, Inc. (a) (c)	21,385	11,643
Corus Entertainment, Inc. - B Shares (a)	31,990	426,960
Cott Corp.	38,179	373,231
Cott Corp.	2,000	19,560

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Crew Energy, Inc. (c)	69,029	$315,577
Delphi Energy Corp. (a) (c)	95,850	104,368
Denison Mines Corp. (a) (c)	247,548	178,377
Descartes Systems Group, Inc. (The) (c)	32,686	524,703
Descartes Systems Group, Inc. (The) (a) (c)	1,850	29,693
DH Corp.	6,372	203,659
DirectCash Payments, Inc. (a)	4,974	51,890
Dominion Diamond Corp.	23,880	334,588
Dominion Diamond Corp. (U.S. Listed Shares) (c)	9,238	129,424
Dorel Industries, Inc. - Class B	12,134	324,577
DragonWave, Inc. (a) (c)	18,544	10,096
Dundee Precious Metals, Inc. (c)	40,545	82,453
E-L Financial Corp., Ltd.	112	58,794
Eastern Platinum, Ltd. (a) (c)	42,003	54,479
easyhome, Ltd. (a)	2,000	31,225
Echelon Financial Holdings, Inc.	900	10,978
EcoSynthetix, Inc. (c)	800	762
Enbridge Income Fund Holdings, Inc. (a)	18,118	500,892
Endeavour Mining Corp. (c)	162,154	80,493
Endeavour Silver Corp. (a) (c)	37,334	75,027
EnerCare, Inc. (a)	25,125	267,544
Enerflex, Ltd.	29,289	316,574
Energy Fuels, Inc. (a) (c)	4,125	18,462
Enghouse Systems, Ltd.	7,089	276,352
Ensign Energy Services, Inc.	42,501	416,503
Epsilon Energy, Ltd. (c)	18,214	50,019
Equitable Group, Inc. (a)	3,909	191,757
Equity Financial Holdings, Inc. (c)	1,100	7,178
Essential Energy Services Trust (c)	53,526	48,426
Evertz Technologies, Ltd.	9,149	119,252
Exchange Income Corp. (a)	6,151	99,578
Exco Technologies, Ltd.	13,332	163,421
Exeter Resource Corp. (c)	11,335	5,445
EXFO, Inc. (c)	85	276
Extendicare, Inc. (a)	41,356	250,652
Fiera Capital Corp.	6,719	66,652
Firm Capital Mortgage Investment Corp. (a)	2,307	23,310
First Majestic Silver Corp. (a) (c)	51,360	248,781
First National Financial Corp. (a)	4,107	65,074
FirstService Corp.	12,580	349,702
Fortress Paper, Ltd. - Class A (a) (c)	7,338	24,440
Fortuna Silver Mines, Inc. (c)	60,121	219,016
Gamehost, Inc. (a)	4,952	47,379
Genesis Land Development Corp. (c)	14,348	38,139
Gibson Energy, Inc. (a)	12,713	229,526
Glacier Media, Inc. (a)	9,600	8,916
Gluskin Sheff & Associates, Inc.	12,033	241,816
GMP Capital, Inc.	28,336	116,384
Golden Star Resources, Ltd. (a) (c)	135,570	42,874
Gran Tierra Energy, Inc. (c)	99,813	298,880
Granite Oil Corp.	10,252	51,629
Great Canadian Gaming Corp. (c)	23,794	457,401
Great Panther Silver, Ltd. (c)	67,206	28,518
Guyana Goldfields, Inc. (c)	41,155	130,483
Hanfeng Evergreen, Inc. (b) (c) (d)	12,100	1,254
Heroux-Devtek, Inc. (c)	14,606	129,571
High Liner Foods, Inc.	7,007	127,068

Canada—(Continued)
HNZ Group, Inc.	3,031	47,831
Home Capital Group, Inc. (a)	16,768	581,040
Horizon North Logistics, Inc. (a)	30,612	94,360
HudBay Minerals, Inc.	103,103	858,504
IAMGOLD Corp. (a) (c)	152,782	305,809
IMAX Corp. (a) (c)	21,475	864,798
Imperial Metals Corp. (c)	15,126	125,949
Indigo Books & Music, Inc. (c)	1,986	17,713
Innergex Renewable Energy, Inc. (a)	38,391	326,431
Interfor Corp. (c)	33,292	546,159
International Tower Hill Mines, Ltd. (c)	21,604	6,919
Intertape Polymer Group, Inc.	20,313	304,451
Ithaca Energy, Inc. (c)	94,516	79,457
Just Energy Group, Inc. (a)	71,937	374,948
K-Bro Linen, Inc. (a)	2,919	123,818
Katanga Mining, Ltd. (c)	26,500	4,243
Kelt Exploration, Ltd. (a) (c)	21,351	144,277
Killam Properties, Inc. (a)	24,086	196,506
Kingsway Financial Services, Inc. (c)	8,765	49,544
Kinross Gold Corp. (c)	53,100	123,716
Kirkland Lake Gold, Inc. (a) (c)	34,082	153,628
Knight Therapeutics, Inc. (c)	4,998	26,811
Lake Shore Gold Corp. (c)	187,975	192,641
Laurentian Bank of Canada (a)	13,206	508,997
Legacy Oil + Gas, Inc. (c)	55,624	107,774
Leon’s Furniture, Ltd.	9,639	122,629
Leucrotta Exploration, Inc. (c)	41,143	37,882
Lightstream Resources, Ltd. (a)	108,373	89,371
Linamar Corp.	706	45,853
Liquor Stores N.A., Ltd. (a)	12,660	144,541
Long Run Exploration, Ltd. (a)	45,123	28,541
Lucara Diamond Corp. (a)	110,136	175,477
MacDonald Dettwiler & Associates, Ltd.	759	55,464
Magellan Aerospace Corp.	5,794	79,140
Mainstreet Equity Corp. (a) (c)	2,561	75,333
Major Drilling Group International, Inc.	36,670	183,497
Mandalay Resources Corp.	87,627	67,351
Manitoba Telecom Services, Inc. (a)	9,487	211,995
Maple Leaf Foods, Inc. (a)	48,931	928,083
Martinrea International, Inc.	32,289	345,123
Maxim Power Corp. (c)	2,800	6,120
McCoy Global, Inc.	4,388	16,934
Mediagrif Interactive Technologies, Inc. (a)	4,176	56,906
Medical Facilities Corp.	12,861	156,000
Melcor Developments, Ltd.	3,120	43,440
Mitel Networks Corp. (c)	20,070	178,043
Mood Media Corp. (a) (c)	28,391	14,548
Morneau Shepell, Inc. (a)	19,585	260,611
MTY Food Group, Inc. (a)	6,004	159,209
Mullen Group, Ltd. (a)	37,792	617,562
Nautilus Minerals, Inc. (c)	52,914	19,488
Nevada Copper Corp. (a) (c)	10,550	12,670
Nevsun Resources, Ltd. (a)	81,011	304,845
New Flyer Industries, Inc. (a)	17,136	212,382
New Gold, Inc. (c)	48,813	130,924
Newalta Corp. (a)	23,919	272,320
Norbord, Inc. (a)	11,092	232,763

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
North American Energy Partners, Inc.	14,743	$36,002
North American Palladium, Ltd. (c)	108,692	3,481
North West Co., Inc. (The) (a)	17,071	338,413
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	9,345
Northland Power, Inc. (a)	24,779	313,854
NuVista Energy, Ltd. (c)	59,117	316,647
OceanaGold Corp.	150,911	373,351
Ovivo, Inc. - Class A (c)	12,735	15,498
Painted Pony Petroleum, Ltd. (c)	38,738	246,881
Pan American Silver Corp. (a)	50,971	438,293
Parex Resources, Inc. (c)	55,359	464,058
Parkland Fuel Corp. (a)	28,463	566,981
Pason Systems, Inc.	29,316	524,590
Pengrowth Energy Corp. (a)	79,216	197,881
Perpetual Energy, Inc. (a) (c)	50,316	39,479
Phoscan Chemical Corp. (c)	28,500	6,617
PHX Energy Services Corp. (a)	12,350	54,186
Pilot Gold, Inc. (a) (c)	11,266	5,592
Pizza Pizza Royalty Corp.	2,298	25,041
Platinum Group Metals, Ltd. (c)	32,084	12,587
Points International, Ltd. (a) (c)	5,320	66,021
Polymet Mining Corp. (a) (c)	38,355	42,685
Poseidon Concepts Corp. (c)	17,540	9
Precision Drilling Corp. (a)	35,010	235,456
Premium Brands Holdings Corp. (a)	7,879	202,495
Primero Mining Corp. (c)	70,253	273,925
Pulse Seismic, Inc. (a)	22,620	45,276
QLT, Inc. (c)	25,500	105,144
Questerre Energy Corp. - Class A (a) (c)	83,569	16,727
RB Energy, Inc. (a) (c) (d)	76,741	77
Reitmans Canada, Ltd.	4,000	19,215
Reitmans Canada, Ltd. - Class A	20,566	107,193
Richelieu Hardware, Ltd.	6,130	308,365
Richmont Mines, Inc. (c)	20,415	65,053
RMP Energy, Inc. (c)	72,808	136,406
Rock Energy, Inc. (a) (c)	14,187	39,187
Rocky Mountain Dealerships, Inc. (a)	3,738	27,534
Rogers Sugar, Inc. (a)	35,106	126,202
RONA, Inc.	58,689	713,290
Rubicon Minerals Corp. (a) (c)	49,480	51,500
Russel Metals, Inc.	25,722	468,103
Sabina Gold & Silver Corp. (a) (c)	45,006	15,855
Sandstorm Gold, Ltd. (a) (c)	48,383	142,941
Sandvine Corp. (c)	90,000	258,687
Savanna Energy Services Corp.	34,913	41,929
Sears Canada, Inc. (a) (c)	5,768	34,913
Secure Energy Services, Inc. (a)	55,376	566,618
SEMAFO, Inc. (a) (c)	123,983	333,533
Serinus Energy, Inc. (c)	1,398	873
ShawCor, Ltd.	22,391	655,954
Sherritt International Corp. (a)	132,332	221,436
Sienna Senior Living, Inc. (a)	13,276	164,223
Sierra Wireless, Inc. (a) (c)	18,510	459,860
Sierra Wireless, Inc. (U.S. Listed Shares) (a) (c)	1,403	34,879
Silver Standard Resources, Inc. (a) (c)	37,551	236,009
Solium Capital, Inc. (c)	11,317	71,490
Sprott Resource Corp. (a) (c)	40,405	30,409

Canada—(Continued)
Sprott, Inc. (a)	56,027	110,798
Spyglass Resources Corp. (a)	38,341	5,986
St Andrew Goldfields, Ltd. (c)	87,850	22,508
Stantec, Inc. (a)	10,081	294,601
Stella-Jones, Inc.	13,690	455,091
Stornoway Diamond Corp. (c)	33,687	22,116
Strad Energy Services, Ltd.	10,641	24,111
Street Capital Group, Inc. (c)	5,900	11,101
Stuart Olson, Inc.	11,157	61,279
Student Transportation, Inc. (a)	27,425	126,476
SunOpta, Inc. (a) (c)	26,392	282,726
Superior Plus Corp. (a)	48,949	492,233
Surge Energy, Inc. (a)	64,375	182,456
TAG Oil, Ltd. (a) (c)	22,471	25,008
Taseko Mines, Ltd. (a) (c)	108,786	60,098
Tembec, Inc. (a) (c)	32,111	54,761
Teranga Gold Corp. (c)	108,211	61,513
Teranga Gold Corp. (c)	26,882	15,953
Thompson Creek Metals Co., Inc. (a) (c)	107,292	87,620
Timminco, Ltd. (c)	16,700	22
Timmins Gold Corp. (a) (c)	59,665	33,439
TMX Group, Ltd.	1,127	47,958
TORC Oil & Gas, Ltd. (a)	31,526	219,597
Toromont Industries, Ltd.	29,983	749,935
Torstar Corp. - Class B (a)	21,453	99,450
Total Energy Services, Inc.	13,248	161,755
TransAlta Corp. (a)	35,531	275,372
TransAlta Renewables, Inc.	7,245	71,696
Transcontinental, Inc. - Class A	26,130	321,970
TransForce, Inc. (a)	22,964	465,715
TransGlobe Energy Corp. (a)	36,372	145,022
Transition Therapeutics, Inc. (c)	800	1,633
Trican Well Service, Ltd.	55,663	184,949
Trinidad Drilling, Ltd. (a)	41,200	133,265
Twin Butte Energy, Ltd. (a)	80,345	46,316
Uex Corp. (c)	89,800	17,974
Uni-Select, Inc.	8,978	338,418
Valener, Inc. (a)	16,303	219,810
Vecima Networks, Inc.	2,500	21,437
Wajax Corp. (a)	7,885	136,109
Wesdome Gold Mines, Ltd. (c)	38,107	31,425
Western Energy Services Corp. (a)	17,973	83,318
Western Forest Products, Inc.	145,247	259,328
WesternOne, Inc.	10,000	5,765
Westshore Terminals Investment Corp. (a)	23,388	569,439
Whistler Blackcomb Holdings, Inc.	12,342	194,666
Wi-Lan, Inc.	58,061	134,345
Winpak, Ltd.	7,902	239,654
Xtreme Drilling & Coil Services Corp. (a) (c)	11,600	25,912
Yangarra Resources, Ltd. (c)	5,900	6,046
Yellow Pages, Ltd. (c)	1,741	25,969
Zargon Oil & Gas, Ltd. (a)	11,121	22,527
ZCL Composites, Inc.	9,681	53,869
Zenith Epigenetics Corp. (b) (c) (d)	12,830	832

		53,641,099

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—0.0%
China Chuanglian Education Group, Ltd. (c)	336,000	$25,670
Li Heng Chemical Fibre Technologies, Ltd. (c)	61,800	22,483

		48,153

Denmark—1.8%
ALK-Abello A/S	1,476	171,942
Alm Brand A/S	41,706	266,416
Ambu A/S - Class B	10,644	278,372
Bakkafrost P/F	8,908	238,280
Bang & Olufsen A/S (a) (c)	9,221	79,327
Bavarian Nordic A/S (c)	14,671	685,550
Brodrene Hartmann A/S	363	13,820
D/S Norden A/S (a) (c)	5,328	134,008
DFDS A/S	2,237	309,135
FLSmidth & Co. A/S (a)	19,649	947,987
Genmab A/S (c)	10,677	927,104
GN Store Nord A/S	70,478	1,456,396
Greentech Energy Systems A/S (c)	1,142	1,467
Gronlandsbanken AB	17	1,573
Harboes Bryggeri A/S - Class B	1,454	22,247
IC Group A/S	3,209	89,895
Jeudan A/S (c)	201	20,494
Jyske Bank A/S (c)	14,672	736,853
NKT Holding A/S	6,820	390,934
Nordjyske Bank A/S	185	3,267
Parken Sport & Entertainment A/S (c)	2,351	20,034
PER Aarsleff A/S - Class B	962	329,767
Ringkjoebing Landbobank A/S	2,258	501,521
Rockwool International A/S - B Shares (a)	3,675	552,512
Royal Unibrew A/S	22,465	769,874
RTX A/S	1,288	13,987
Santa Fe Group A/S (a) (c)	7,121	59,539
Schouw & Co.	7,785	407,375
SimCorp A/S (a)	17,307	689,246
Solar A/S - B Shares	3,176	173,593
Spar Nord Bank A/S	32,428	358,238
Sydbank A/S	23,114	885,158
TK Development A/S (a) (c)	55,316	73,641
Topdanmark A/S (c)	42,895	1,149,064
United International Enterprises	1,090	179,867
Vestjysk Bank A/S (c)	3,300	4,850
Zealand Pharma A/S (a) (c)	2,949	48,782

		12,992,115

Finland—2.7%
Afarak Group Oyj (c)	95,130	39,190
Ahlstrom Oyj (a)	11,406	99,180
Aktia Bank Oyj	3,139	37,281
Alma Media Oyj (c)	31,691	111,917
Amer Sports Oyj	47,651	1,269,326
Apetit Oyj	1,205	18,777
Aspo Oyj	8,414	70,179
Atria Oyj	2,604	26,531
BasWare Oyj	3,525	157,167
Biotie Therapies Oyj (c)	118,993	30,461
Cargotec Oyj - B Shares	12,591	477,789

Finland—(Continued)
Caverion Corp. (a)	58,474	581,843
Citycon Oyj (a) (c)	97,999	244,626
Comptel Oyj	30,187	42,795
Cramo Oyj	9,503	183,222
Elektrobit Oyj	35,381	185,604
Elisa Oyj	45,604	1,444,149
F-Secure Oyj	54,590	191,095
Finnair Oyj (c)	35,859	110,433
Finnlines Oyj (c)	9,624	176,784
Fiskars Oyj Abp	17,515	399,759
HKScan Oyj - A Shares	6,704	39,814
Huhtamaki Oyj	51,530	1,592,330
Ilkka-Yhtyma Oyj	2,976	7,850
Kemira Oyj (a)	41,153	468,443
Kesko Oyj - A Shares	494	16,235
Kesko Oyj - B Shares	35,959	1,253,317
Konecranes Oyj (a)	16,662	486,024
Lassila & Tikanoja Oyj	14,630	251,534
Lemminkainen Oyj (c)	5,098	66,326
Metsa Board Oyj	135,387	839,877
Metso Oyj	10,914	299,610
Munksjo Oyj (a) (c)	6,311	67,549
Neste Oyj (a)	10,999	280,957
Nokian Renkaat Oyj	48,447	1,517,628
Okmetic Oyj	6,360	49,981
Olvi Oyj - A Shares	6,303	184,817
Oriola-KD Oyj - B Shares (a) (c)	76,371	352,461
Orion Oyj - Class A	16,232	570,399
Orion Oyj - Class B	43,350	1,519,338
Outokumpu Oyj (c)	102,277	514,454
Outotec Oyj (a)	52,402	337,839
PKC Group Oyj (a)	7,624	168,498
Ponsse Oy	3,208	48,255
Poyry Oyj (c)	14,295	60,185
Raisio plc - V Shares (a)	58,833	264,853
Ramirent Oyj	41,687	304,016
Rapala VMC Oyj	8,902	52,740
Saga Furs Oyj	836	22,429
Sanoma Oyj (a)	31,912	165,242
Stockmann Oyj Abp - B Shares (a) (c)	11,956	82,871
Talvivaara Mining Co. plc (a) (b) (c) (d)	286,881	7,260
Technopolis Oyj	44,123	177,919
Teleste Oyj	772	6,284
Tieto Oyj	27,532	643,568
Tikkurila Oyj	18,446	366,665
Uponor Oyj	23,381	352,156
Vaisala Oyj - A Shares	4,116	107,709
Valmet Oyj	2,486	28,006
YIT Oyj (a)	33,084	236,232

		19,709,779

France—4.3%
ABC Arbitrage	4,710	26,325
Actia Group	5,737	40,912
Air France-KLM (a) (c)	74,648	524,029
Akka Technologies S.A.	3,513	124,924

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Albioma S.A.	12,611	$191,499
Altamir Amboise	9,152	106,525
Alten S.A.	9,511	441,698
Altran Technologies S.A.	70,704	758,893
APRIL S.A.	9,077	123,491
Assystem (a)	5,996	106,589
Aubay	1,785	28,176
Audika Groupe	2,159	42,363
Aurea S.A.	1,221	7,256
Axway Software S.A.	2,132	47,966
Bastide le Confort Medical	590	11,970
Beneteau S.A. (a)	19,857	338,214
BioMerieux	4,066	433,022
Boiron S.A.	2,738	268,592
Bonduelle SCA	7,722	196,327
Burelle S.A.	184	131,431
Catering International Services	541	11,268
Cegedim S.A. (c)	2,929	123,482
Cegid Group (a)	3,132	131,546
Chargeurs S.A.	7,816	58,038
Cie des Alpes	3,241	60,738
Derichebourg S.A. (c)	31,305	100,418
Devoteam S.A.	4,902	138,013
DNXCorp.	277	4,727
Eiffage S.A.	6,821	379,158
Electricite de Strasbourg S.A.	88	10,691
Eramet (a) (c)	1,499	116,181
Esso S.A. Francaise (c)	1,341	75,643
Etablissements Maurel et Prom (c)	26,859	199,236
Euler Hermes S.A.	2,457	247,614
Euro Disney SCA (c)	79,170	117,415
Eurofins Scientific SE (a)	3,562	1,086,403
Exel Industries - A Shares	618	32,415
Faiveley Transport S.A.	3,418	257,767
Faurecia (a)	31,687	1,302,068
Fimalac	3,854	339,397
Fleury Michon S.A.	461	29,327
GameLoft SE (a) (c)	18,424	78,546
Gaztransport Et Technigaz S.A.	1,429	90,354
GEA	165	13,806
GECI International (b) (c) (d)	9,793	0
GL Events	3,648	73,683
Groupe Crit	1,538	77,260
Groupe Flo	5,857	15,485
Groupe Fnac (c)	2,045	122,813
Groupe Gorge	1,266	34,696
Groupe Open	22	291
Guerbet	2,652	112,916
Haulotte Group S.A.	9,947	181,206
Havas S.A. (a)	6,307	52,514
Hi-Media S.A. (a) (c)	16,805	20,412
HiPay Group S.A. (c)	16,805	22,295
Imerys S.A.	2,714	207,643
Interparfums S.A. (a)	4,366	118,970
Ipsen S.A.	13,044	719,404
IPSOS	12,134	313,444
Jacquet Metal Service (a)	7,386	146,570

France—(Continued)
Korian - Medica	23,302	774,239
Lagardere SCA	51,526	1,501,413
Lanson-BCC	15	580
Laurent-Perrier	1,367	125,515
Le Noble Age (c)	1,488	33,459
Lectra	10,108	144,323
LISI	11,625	326,736
Maisons France Confort S.A.	1,754	74,659
Manitou BF S.A.	4,534	85,956
Manutan International	589	27,974
Mersen	8,985	219,972
METabolic EXplorer S.A. (c)	6,035	25,029
Metropole Television S.A.	21,233	412,646
MGI Coutier	4,744	75,098
Montupet (a)	4,202	302,782
Mr. Bricolage	601	8,593
Naturex (a)	2,358	163,893
Neopost S.A. (a)	12,528	538,908
Nexans S.A. (a) (c)	10,974	410,913
Nexity S.A.	12,502	491,079
NextRadioTV	3,349	105,179
Norbert Dentressangle S.A.	2,592	628,843
NRJ Group (c)	12,040	96,663
Onxeo SA (c)	4,566	25,279
Orco Property Group (c)	4,469	1,646
Orpea (a)	15,896	1,113,773
Parrot S.A. (c)	3,230	144,838
Pierre & Vacances S.A. (c)	3,103	98,580
Plastic Omnium S.A.	34,713	884,051
Rallye S.A.	8,372	251,845
Recylex S.A. (c)	8,543	17,974
Rexel S.A.	9,521	153,718
Robertet S.A.	14	3,184
Rubis SCA (a)	15,849	1,085,044
Saft Groupe S.A.	16,151	630,057
Samse S.A.	107	13,464
Sartorius Stedim Biotech	1,438	397,345
Savencia S.A.	3,042	193,777
SEB S.A.	6,523	607,804
Seche Environnement S.A.	1,555	53,286
Sequana S.A. (c)	10,224	47,762
Soc Mar Tunnel Prado Car	293	10,327
Societe d’Edition de Canal Plus	24,877	210,484
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	16	580
Societe Television Francaise 1	52,277	900,370
Soitec (a) (c)	97,742	75,275
Solocal Group (a) (c)	489,833	243,311
Somfy S.A.	202	59,672
Sopra Steria Group (a)	6,938	624,663
Spir Communication S.A. (c)	848	12,317
Stallergenes S.A.	569	34,736
Ste Industrielle d’Aviation Latecoere S.A. (c)	5,409	62,533
STEF S.A.	1,145	74,894
Store Electronic (c)	715	8,703
Sword Group	3,419	74,406
Synergie S.A.	4,419	107,929

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Technicolor S.A.	88,305	$575,795
Teleperformance	24,566	1,739,691
Tessi S.A.	895	86,610
TFF Group	308	28,334
Theolia S.A. (c)	38,489	26,156
Thermador Groupe	1,002	83,816
Total Gabon	324	91,964
Touax S.A.	1,463	24,221
Trigano S.A.	5,078	204,738
UBISOFT Entertainment (c)	41,482	740,422
Union Financiere de France BQE S.A.	1,856	52,508
Valneva SE (a) (c)	15,386	66,155
Vetoquinol S.A.	1,341	55,639
Vicat S.A. (a)	5,373	368,094
Viel et Co.	3,978	12,507
Vilmorin & Cie S.A. (a)	2,684	225,533
Virbac S.A.	1,586	339,364
VM Materiaux S.A.	235	6,327
Vranken-Pommery Monopole S.A. (a)	958	29,580

		30,729,588

Germany—5.1%
Aareal Bank AG	32,420	1,272,567
Adler Modemaerkte AG	2,828	32,328
ADVA Optical Networking SE (c)	13,833	132,373
Air Berlin plc (a) (c)	15,003	19,123
AIXTRON SE (a) (c)	30,799	208,009
Allgeier SE	2,942	53,548
Amadeus Fire AG	2,610	232,743
Aurubis AG	14,317	840,955
Axel Springer SE	4,243	222,705
Balda AG (a) (c)	14,264	38,164
Basler AG	236	13,939
Bauer AG	4,696	80,487
BayWa AG	305	11,894
BayWa AG (a)	4,949	167,717
Bechtle AG	9,570	725,238
Bertrandt AG	1,677	220,070
Bijou Brigitte AG	1,603	100,417
Biotest AG	1,407	109,858
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange) (a)	29,432	110,848
CANCOM SE	7,824	281,668
Carl Zeiss Meditec AG (a)	10,209	260,863
CENIT AG	5,981	101,738
CENTROTEC Sustainable AG	3,158	50,082
Cewe Stiftung & Co. KGaA	3,145	176,110
Comdirect Bank AG	13,399	137,436
CompuGroup Medical AG	8,932	312,509
Constantin Medien AG (c)	15,941	29,342
CropEnergies AG (a)	9,235	40,050
CTS Eventim AG & Co. KGaA	19,994	728,972
Data Modul AG	138	5,148
DEAG Deutsche Entertainment AG	2,049	12,529
Delticom AG (a)	1,562	36,573
Deutsche Beteiligungs AG	2,815	86,670

Germany—(Continued)
Deutz AG	29,728	170,270
Dialog Semiconductor plc (c)	22,851	1,235,212
DMG Mori AG	20,797	750,212
Dr. Hoenle AG	2,084	51,991
Draegerwerk AG & Co. KGaA	1,062	88,396
Drillisch AG (a)	30,810	1,372,943
Duerr AG	8,529	794,541
Eckert & Ziegler AG	1,629	43,454
Elmos Semiconductor AG	7,336	152,084
ElringKlinger AG (a)	11,206	301,227
Euromicron AG (c)	2,048	20,733
Evotec AG (a) (c)	24,706	98,041
Fielmann AG	3,516	238,926
Francotyp-Postalia Holding AG	3,300	16,733
Fraport AG Frankfurt Airport Services Worldwide	3,036	190,636
Freenet AG (a)	56,906	1,916,258
FUCHS Petrolub SE	2,562	97,893
Gerresheimer AG	9,467	589,954
Gerry Weber International AG (a)	9,842	226,300
Gesco AG	1,521	124,789
GFK SE	7,937	347,523
GFT Technologies AG (a)	9,142	188,574
Grammer AG	7,596	252,063
Grenkeleasing AG	2,371	341,969
H&R AG (c)	4,113	34,716
Hamburger Hafen und Logistik AG (a)	8,624	174,510
Heidelberger Druckmaschinen AG (a) (c)	153,682	340,560
HOCHTIEF AG	351	27,185
Homag Group AG	1,678	65,439
Hornbach Baumarkt AG	663	24,393
Indus Holding AG	13,812	695,569
Init Innovation In Traffic Systems AG	1,794	49,265
Isra Vision AG	2,083	136,762
Jenoptik AG	19,047	229,688
Joyou AG (c)	688	169
KION Group AG (c)	3,090	148,000
Kloeckner & Co. SE (a)	38,909	351,815
Koenig & Bauer AG (c)	4,373	98,541
Kontron AG (c)	21,842	96,278
Krones AG (a)	5,091	531,989
KSB AG	103	48,230
KUKA AG (a)	8,843	736,527
KWS Saat SE	949	315,680
LANXESS AG	10,680	629,587
LEG Immobilien AG (c)	3,514	244,049
Leifheit AG	945	45,114
Leoni AG	12,471	787,043
LPKF Laser & Electronics AG (a)	5,852	50,228
Manz AG (a) (c)	1,272	89,569
Medigene AG (c)	3,423	32,212
MLP AG (a)	20,985	87,909
MTU Aero Engines AG	14,227	1,337,929
Muehlbauer Holding AG	305	6,868
MVV Energie AG	3,445	87,194
Nemetschek AG	12,828	412,760
Nexus AG	2,764	51,328
Nordex SE (c)	23,261	557,157

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Norma Group SE	10,781	$544,864
OHB SE (a)	2,315	45,046
OSRAM Licht AG	3,654	174,911
Paion AG (c)	3,693	9,380
Patrizia Immobilien AG (c)	14,507	354,664
Pfeiffer Vacuum Technology AG (a)	4,085	364,009
PNE Wind AG (a) (c)	24,548	56,155
Progress-Werk Oberkirch AG	822	36,217
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (c)	2,118	24,446
Puma SE (a)	203	32,219
PVA TePla AG (c)	3,358	9,724
QSC AG (a)	26,632	54,595
R Stahl AG	1,594	65,954
Rational AG	951	349,239
Rheinmetall AG	12,508	634,283
Rhoen Klinikum AG	32,246	864,852
RIB Software AG (a)	1,026	16,536
SAF-Holland S.A. (a)	31,896	492,195
Salzgitter AG (a)	11,250	402,001
Schaltbau Holding AG	2,118	107,668
SGL Carbon SE (a) (c)	18,022	291,743
SHW AG	2,013	96,589
Singulus Technologies AG (a) (c)	35,179	31,116
Sixt SE	9,652	420,587
SMA Solar Technology AG (a) (c)	3,992	89,226
SMT Scharf AG (c)	831	14,839
Softing AG	1,971	27,588
Software AG	20,357	557,959
Solarworld AG (c)	348	4,989
Stada Arzneimittel AG	19,797	667,674
STRATEC Biomedical AG	1,697	93,710
Stroeer Media SE (a)	8,451	394,639
Suedzucker AG (a)	14,281	237,543
Surteco SE	970	23,993
Suss Microtec AG (c)	6,216	35,202
Syzygy AG	1,399	12,002
TAG Immobilien AG (a)	77,264	903,987
Takkt AG	11,656	213,255
Technotrans AG	3,008	54,143
Tom Tailor Holding AG (c)	6,389	64,231
Tomorrow Focus AG	1,815	8,786
TUI AG	85,669	1,384,408
Vossloh AG (a) (c)	4,089	244,065
VTG AG (a)	5,545	129,819
Wacker Chemie AG (a)	2,123	219,173
Wacker Neuson SE	10,071	211,098
Washtec AG	3,397	74,256
Wincor Nixdorf AG	10,359	407,948
XING AG	1,747	286,578

		36,827,762

Hong Kong—3.4%
Alco Holdings, Ltd.	136,000	41,813
Allan International Holdings	70,000	19,243
Allied Group, Ltd.	22,000	121,606

Hong Kong—(Continued)
Allied Properties HK, Ltd.	1,466,024	420,747
Anxian Yuan China Holdings, Ltd. (c)	420,000	9,665
Apac Resources, Ltd. (c)	314,782	8,112
APT Satellite Holdings, Ltd.	164,250	150,394
Arts Optical International Holdings, Ltd.	16,000	6,605
Asia Financial Holdings, Ltd.	300,000	154,255
Asia Satellite Telecommunications Holdings, Ltd.	58,500	233,278
Asia Standard International Group, Ltd.	370,000	96,373
ASM Pacific Technology, Ltd.	7,200	70,892
Associated International Hotels, Ltd.	14,000	43,436
Aupu Group Holding Co., Ltd.	246,000	79,528
Bel Global Resources Holdings, Ltd. (b) (c) (d)	520,000	0
Bonjour Holdings, Ltd.	615,000	45,166
Bossini International Holdings	302,000	28,246
Brockman Mining, Ltd. (a) (c)	2,516,770	84,640
Burwill Holdings, Ltd. (c)	1,566,000	87,880
Cafe de Coral Holdings, Ltd.	134,000	482,195
CEC International Holdings, Ltd.	80,000	20,639
Century City International Holdings, Ltd.	616,000	53,191
Champion Technology Holdings, Ltd. (c)	1,233,093	32,221
Chen Hsong Holdings	150,000	44,370
Cheuk Nang Holdings, Ltd.	89,020	74,541
Chevalier International Holdings, Ltd.	70,000	137,762
China Beidahuang Industry Group Holdings, Ltd. - Class A (c)	146,000	54,265
China Billion Resources, Ltd. (b) (c) (d)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (a) (c)	2,366,000	77,779
China Energy Development Holdings, Ltd. (c)	3,670,000	95,820
China Flavors & Fragrances Co., Ltd.	71,446	25,781
China Infrastructure Investment, Ltd. (c)	626,000	15,724
China Metal International Holdings, Inc.	198,000	64,029
China Smarter Energy Group Holdings, Ltd. (a) (c)	992,000	167,556
China Solar Energy Holdings, Ltd. (b) (c) (d)	162,000	705
China Star Entertainment, Ltd. (c)	3,150,000	48,167
China Strategic Holdings, Ltd. (c)	1,155,000	73,796
China Ting Group Holdings, Ltd. (c)	318,550	33,980
Chinney Investment, Ltd.	8,000	2,000
Chow Sang Sang Holdings International, Ltd.	119,000	238,261
Chu Kong Shipping Enterprise Group Co., Ltd.	154,000	69,841
Chuang’s China Investments, Ltd.	341,000	24,191
Chuang’s Consortium International, Ltd.	446,357	63,591
CITIC Telecom International Holdings, Ltd.	467,000	215,576
CK Life Sciences International Holdings, Inc.	1,594,000	175,432
CNT Group, Ltd.	246,000	15,291
Continental Holdings, Ltd. (c)	220,000	7,658
CP Lotus Corp. (c)	1,750,000	45,377
Crocodile Garments (c)	216,000	26,190
Cross-Harbour Holdings, Ltd. (The)	119,000	154,070
CSI Properties, Ltd.	3,194,023	125,344
CST Mining Group, Ltd. (c)	8,984,000	117,532
Culturecom Holdings, Ltd. (a) (c)	20,000	3,763
Dah Sing Banking Group, Ltd.	172,671	377,684
Dah Sing Financial Holdings, Ltd.	66,260	431,931
Dan Form Holdings Co., Ltd.	287,000	59,218
Dickson Concepts International, Ltd.	131,000	53,368

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Dorsett Hospitality International, Ltd.	415,000	$86,174
Eagle Nice International Holdings, Ltd.	120,000	28,024
EcoGreen International Group, Ltd.	90,000	33,193
Emperor Capital Group, Ltd.	540,000	63,664
Emperor Entertainment Hotel, Ltd.	235,000	53,661
Emperor International Holdings	565,250	132,179
Emperor Watch & Jewellery, Ltd.	1,520,000	67,537
ENM Holdings, Ltd. (c)	556,000	37,197
EPI Holdings, Ltd. (c)	97,800	10,336
Esprit Holdings, Ltd. (a)	833,950	781,645
eSun Holdings, Ltd. (c)	400,000	57,393
Fairwood Holdings, Ltd.	34,500	103,212
Far East Consortium International, Ltd.	514,010	244,793
Fountain SET Holdings, Ltd.	422,000	65,247
Fujikon Industrial Holdings, Ltd.	100,000	19,613
Fullshare Holdings, Ltd. (c)	2,142,500	414,272
Future Bright Holdings, Ltd.	156,000	26,016
G-Resources Group, Ltd.	11,842,800	382,628
GCL New Energy Holdings, Ltd. (a) (c)	872,000	76,498
Get Nice Holdings, Ltd.	2,574,000	153,946
Giordano International, Ltd.	536,000	289,013
Global Brands Group Holding, Ltd. (c)	204,000	42,275
Glorious Sun Enterprises, Ltd.	262,000	54,644
Gold Peak Industries Holding, Ltd.	277,714	38,578
Golden Resources Development International, Ltd.	370,000	27,572
Guangnan Holdings, Ltd.	264,000	53,102
Guotai Junan International Holdings, Ltd. (a)	378,600	243,760
Haitong International Securities Group, Ltd.	400,730	360,592
Hao Tian Development Group, Ltd. (c)	780,000	117,091
Harbour Centre Development, Ltd.	88,000	154,365
HKR International, Ltd.	405,600	239,105
HNA International Investment Holdings, Ltd. (c)	634,000	50,643
Hon Kwok Land Investment Co., Ltd.	140,000	59,315
Hong Kong Aircraft Engineering Co., Ltd.	8,800	89,118
Hong Kong Ferry Holdings Co., Ltd.	22,000	32,687
Hong Kong Television Network, Ltd. (c)	165,000	47,446
Hongkong & Shanghai Hotels (The)	21,000	29,096
Hongkong Chinese, Ltd.	866,000	196,267
Hopewell Holdings, Ltd.	32,500	118,839
Hsin Chong Construction Group, Ltd.	918,000	108,934
Hung Hing Printing Group, Ltd.	252,000	36,976
Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	526,000	219,159
I-CABLE Communications, Ltd. (c)	177,000	16,938
Imagi International Holdings, Ltd. (c)	2,403,000	107,047
Integrated Waste Solutions Group Holdings, Ltd. (c)	504,000	20,141
International Standard Resources Holdings, Ltd. (c)	1,485,000	64,328
iOne Holdings, Ltd. (c)	960,000	63,044
IPE Group, Ltd.	285,000	43,216
IRC, Ltd. (c)	600,000	33,223
IT, Ltd.	278,000	104,925
ITC Properties Group, Ltd.	96,467	54,472
Jinhui Holdings, Ltd. (c)	70,000	12,122
Johnson Electric Holdings, Ltd.	106,875	341,754

Hong Kong—(Continued)
K Wah International Holdings, Ltd. (a)	593,259	310,496
Kader Holdings Co., Ltd. (c)	264,000	35,670
Kam Hing International Holdings, Ltd.	196,000	17,150
Kantone Holdings, Ltd. (c)	93,000	11,619
Keck Seng Investments	72,000	65,018
Kerry Logistics Network, Ltd.	7,000	11,117
Kingmaker Footwear Holdings, Ltd.	102,000	20,039
Kowloon Development Co., Ltd.	159,000	200,703
L’sea Resources International Holdings, Ltd. (c)	360,000	45,703
Lai Sun Development Co., Ltd.	6,835,666	163,158
Lai Sun Garment International, Ltd.	498,800	73,391
Lam Soon Hong Kong, Ltd.	15,000	11,707
Landsea Green Properties Co., Ltd.	120,000	11,234
Lee’s Pharmaceutical Holdings, Ltd. (a)	13,000	21,605
Lerado Group Holdings Co., Ltd.	202,000	15,605
Lifestyle International Holdings, Ltd.	161,500	299,177
Lippo China Resources, Ltd.	2,106,000	89,625
Lippo, Ltd.	122,000	74,312
Liu Chong Hing Investment, Ltd.	86,000	112,802
Luen Thai Holdings, Ltd.	116,000	25,151
Luk Fook Holdings International, Ltd.	135,000	395,851
Luks Group Vietnam Holdings Co., Ltd.	68,000	23,660
Lung Kee Bermuda Holdings	116,000	35,394
Magnificent Estates	1,310,000	55,462
Man Wah Holdings, Ltd.	317,600	310,567
Man Yue Technology Holdings, Ltd.	88,000	15,569
Matrix Holdings, Ltd.	36,000	15,976
Mei Ah Entertainment Group, Ltd. (c)	140,000	24,687
Melco International Development, Ltd. (a)	97,000	137,298
Midland Holdings, Ltd. (a) (c)	302,000	136,617
Ming Fai International Holdings, Ltd.	145,000	19,795
Miramar Hotel & Investment	4,000	7,148
Mongolian Mining Corp. (a) (c)	3,090,000	148,927
National Electronic Holdings, Ltd.	166,000	27,667
Natural Beauty Bio-Technology, Ltd.	290,000	26,178
Neo-Neon Holdings, Ltd. (c)	322,500	55,687
Neptune Group, Ltd. (c)	1,060,000	16,833
New Century Group Hong Kong, Ltd.	912,000	23,849
New Times Energy Corp., Ltd. (c)	306,300	11,982
Newocean Energy Holdings, Ltd. (a)	488,000	226,745
Next Media, Ltd.	414,000	42,100
O Luxe Holdings, Ltd. (c)	648,000	44,889
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (c)	375,882	39,050
Orient Overseas International, Ltd.	2,500	12,781
Oriental Watch Holdings	271,600	46,249
Pacific Andes International Holdings, Ltd. (c)	1,819,984	66,809
Pacific Basin Shipping, Ltd. (a)	656,000	219,698
Pacific Textile Holdings, Ltd.	187,000	300,408
Paliburg Holdings, Ltd.	328,000	123,771
Pan Asia Environmental Protection Group, Ltd.	38,000	7,683
Paradise Entertainment, Ltd. (a)	168,000	47,556
Pearl Oriental Oil, Ltd. (c)	404,000	26,048
Perfect Shape PRC Holdings, Ltd.	108,000	24,767
Pico Far East Holdings, Ltd.	468,000	149,832
Ping Shan Tea Group, Ltd. (c)	460,000	5,613
Playmates Holdings, Ltd.	56,000	67,983

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Playmates Toys, Ltd.	236,000	$45,580
Polytec Asset Holdings, Ltd.	565,000	77,042
Public Financial Holdings, Ltd.	166,000	84,857
PYI Corp., Ltd.	2,140,366	64,277
Regal Hotels International Holdings, Ltd.	424,000	266,397
Rivera Holdings, Ltd.	20,000	1,206
Sa Sa International Holdings, Ltd. (a)	396,000	214,433
SAS Dragon Holdings, Ltd.	140,000	37,976
SEA Holdings, Ltd.	94,000	75,296
Shenwan Hongyuan HK, Ltd.	172,500	131,879
Shun Ho Technology Holdings, Ltd. (c)	21,615	8,983
Shun Tak Holdings, Ltd.	701,500	387,262
Silver Base Group Holdings, Ltd. (c)	422,000	107,201
Sing Tao News Corp., Ltd.	276,000	51,805
Singamas Container Holdings, Ltd.	786,000	141,878
SIS International Holdings	16,000	8,705
Sitoy Group Holdings, Ltd.	111,000	73,148
SmarTone Telecommunications Holdings, Ltd.	142,388	248,534
SOCAM Development, Ltd. (a) (c)	179,876	147,820
Solomon Systech International, Ltd. (c)	920,000	56,829
Soundwill Holdings, Ltd.	50,000	92,336
South China China, Ltd. (c)	496,000	94,932
Stella International Holdings, Ltd.	161,500	384,511
Stelux Holdings International, Ltd.	260,500	43,385
Success Universe Group, Ltd. (c)	240,000	7,875
Sun Hing Vision Group Holdings, Ltd.	42,000	17,310
Sun Hung Kai & Co., Ltd.	322,440	289,401
Sunwah Kingsway Capital Holdings, Ltd.	310,000	15,008
Symphony Holdings, Ltd. (c)	390,000	44,869
TAI Cheung Holdings (a)	232,000	209,874
Tan Chong International, Ltd.	63,000	21,902
Tao Heung Holdings, Ltd.	204,000	89,440
Taung Gold International, Ltd. (a) (c)	700,000	16,424
Television Broadcasts, Ltd.	123,500	733,289
Texwinca Holdings, Ltd.	300,000	317,286
Titan Petrochemicals Group, Ltd. (b) (c) (d)	1,000,000	323
Tradelink Electronic Commerce, Ltd.	256,000	56,824
Transport International Holdings, Ltd.	132,000	321,481
Trinity, Ltd. (a)	466,000	80,534
TSC Group Holdings, Ltd. (c)	216,000	65,077
United Laboratories International Holdings, Ltd. (The) (c)	241,000	173,209
Universal Technologies Holdings, Ltd. (c)	120,000	13,929
Up Energy Development Group, Ltd. (c)	92,000	4,922
Upbest Group, Ltd.	8,000	2,524
Value Convergence Holdings, Ltd. (c)	104,000	25,760
Value Partners Group, Ltd.	189,000	297,988
Varitronix International, Ltd.	137,000	101,963
Vedan International Holdings, Ltd. (c)	296,000	18,995
Victory City International Holdings, Ltd.	761,238	124,287
Vitasoy International Holdings, Ltd.	358,000	609,943
VS International Group, Ltd. (c)	160,000	11,564
VST Holdings, Ltd.	487,200	177,818
VTech Holdings, Ltd. (a)	25,500	337,164
Wai Kee Holdings, Ltd.	54,000	19,220
Willie International Holdings, Ltd. (a) (c)	2,250,000	126,827
Win Hanverky Holdings, Ltd.	332,000	43,126

Hong Kong—(Continued)
Winfull Group Holdings, Ltd. (c)	528,000	51,012
Wing On Co. International, Ltd.	46,000	157,032
Wing Tai Properties, Ltd.	280,000	181,924
Xinyi Glass Holdings, Ltd. (a)	826,000	445,231
Xinyi Solar Holdings, Ltd. (a)	930,000	380,459
Yeebo International Holdings, Ltd.	158,000	45,019
YGM Trading, Ltd.	46,000	59,269
Yugang International, Ltd.	1,466,000	24,753
Zhuhai Holdings Investment Group, Ltd.	160,000	31,657

		24,872,928

Ireland—1.8%
Aer Lingus Group plc	42,387	113,941
C&C Group plc	166,865	653,810
DCC plc	44,157	3,473,018
FBD Holdings plc	10,350	104,502
Glanbia plc	43,475	854,156
Grafton Group plc	95,324	1,161,544
Greencore Group plc	238,369	1,175,406
IFG Group plc	44,002	95,921
Independent News & Media plc (c)	35,056	6,952
Irish Continental Group plc	22,664	99,677
Kenmare Resources plc (c)	145,693	7,952
Kingspan Group plc	54,781	1,321,367
Paddy Power plc	16,380	1,405,033
Smurfit Kappa Group plc	11,491	315,896
UDG Healthcare plc	104,367	802,135
XL Group plc	37,127	1,381,124

		12,972,434

Israel—0.9%
Africa Israel Investments, Ltd. (c)	64,935	52,667
Africa Israel Properties, Ltd.	4,653	68,876
Africa Israel Residences, Ltd.	880	14,107
Airport City, Ltd. (c)	10,447	103,459
AL-ROV Israel, Ltd. (b) (c)	2,628	70,394
Allot Communications, Ltd. (c)	10,216	73,308
Alon Holdings Blue Square Israel, Ltd. (c)	8,063	19,065
Alrov Properties and Lodgings, Ltd. (c)	1,122	20,812
Amot Investments, Ltd.	25,066	80,073
AudioCodes, Ltd. (c)	13,306	43,630
Azorim-Investment Development & Construction Co., Ltd. (c)	23,712	16,782
Bayside Land Corp.	205	61,960
Big Shopping Centers, Ltd.	1,031	50,229
BioLine RX, Ltd. (c)	2,565	6,645
Blue Square Real Estate, Ltd.	738	24,148
Brainsway, Ltd. (c)	2,674	20,261
Cellcom Israel, Ltd. (c)	13,058	51,984
Ceragon Networks, Ltd. (c)	14,799	16,164
Clal Biotechnology Industries, Ltd. (c)	17,579	18,318
Clal Insurance Enterprises Holdings, Ltd. (c)	7,114	116,370
Cohen Development & Industrial Buildings, Ltd.	305	7,959
Compugen, Ltd. (c)	18,562	129,980
Delek Automotive Systems, Ltd.	14,284	159,671
Delta-Galil Industries, Ltd.	4,030	129,834

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Direct Insurance Financial Investments, Ltd.	5,783	$40,889
Electra, Ltd.	652	82,529
Elron Electronic Industries, Ltd.	7,585	34,363
Equital, Ltd. (c)	550	9,182
Evogene, Ltd. (c)	5,090	44,676
EZchip Semiconductor, Ltd. (c)	11,499	182,384
EZchip Semiconductor, Ltd. (U.S. Listed Shares) (c)	400	6,384
First International Bank of Israel, Ltd.	8,900	126,811
FMS Enterprises Migun, Ltd.	910	16,830
Formula Systems 1985, Ltd.	2,591	73,356
Fox Wizel, Ltd.	1,475	29,722
Frutarom Industries, Ltd.	19,140	802,709
Gilat Satellite Networks, Ltd. (c)	3,070	17,299
Golf & Co., Ltd.	6,101	16,794
Hadera Paper, Ltd. (c)	1,104	32,223
Harel Insurance Investments & Financial Services, Ltd.	43,597	197,961
Industrial Buildings Corp., Ltd.	29,599	33,882
Israel Discount Bank, Ltd. - Class A (c)	134,749	258,540
Israel Land Development Co., Ltd. (The)	3,950	15,052
Ituran Location and Control, Ltd.	7,721	189,976
Jerusalem Oil Exploration (c)	4,736	188,518
Kamada, Ltd. (c)	11,729	44,816
Kerur Holdings, Ltd. (c)	931	15,442
Maabarot Products, Ltd.	3,435	37,861
Magic Software Enterprises, Ltd.	9,462	62,426
Matrix IT, Ltd.	14,215	78,402
Mazor Robotics, Ltd. (c)	14,129	94,163
Meitav DS Investments, Ltd.	5,193	15,737
Melisron, Ltd.	4,351	155,580
Menorah Mivtachim Holdings, Ltd.	11,310	109,353
Migdal Insurance & Financial Holding, Ltd.	55,471	64,251
Mivtach Shamir Holdings, Ltd.	1,401	32,590
Naphtha Israel Petroleum Corp., Ltd. (c)	14,775	94,995
Neto ME Holdings, Ltd.	963	61,227
Nitsba Holdings 1995, Ltd. (c)	12,152	176,781
Nova Measuring Instruments, Ltd. (c)	9,293	116,221
Oil Refineries, Ltd. (c)	418,554	150,328
Partner Communications Co., Ltd. (c)	21,648	59,371
Paz Oil Co., Ltd.	1,481	233,559
Perion Network, Ltd. (c)	3,246	9,358
Phoenix Holdings, Ltd. (The)	20,176	58,046
Plasson Industries, Ltd. (c)	1,729	58,397
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	78,508
Sapiens International Corp. NV	8,365	83,128
Shikun & Binui, Ltd.	73,332	164,771
Shufersal, Ltd. (c)	23,137	54,706
Space Communication, Ltd. (c)	2,951	40,144
Strauss Group, Ltd. (c)	1,897	30,754
Summit Real Estate Holdings, Ltd. (c)	2,798	12,555
Tower Semiconductor, Ltd. (c)	12,319	191,216
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (c)	1,303	20,118
Union Bank of Israel (c)	7,545	28,404

		6,189,984

Italy—3.9%
A2A S.p.A. (a)	481,411	573,485
ACEA S.p.A.	23,394	296,809
Aeffe S.p.A. (c)	11,359	23,672
Alerion Cleanpower S.p.A.	5,771	17,628
Amplifon S.p.A. (a)	36,377	283,294
Ansaldo STS S.p.A.	39,015	406,018
Arnoldo Mondadori Editore S.p.A. (c)	63,913	71,174
Ascopiave S.p.A. (a)	28,294	68,264
Astaldi S.p.A. (a)	20,559	190,685
Autogrill S.p.A. (c)	44,414	371,464
Azimut Holding S.p.A.	33,739	985,974
Banca Carige S.p.A. (c)	156,432	293,018
Banca Finnat Euramerica S.p.A.	50,851	27,595
Banca Generali S.p.A.	19,591	689,789
Banca IFIS S.p.A.	7,714	167,472
Banca Popolare dell’Emilia Romagna S.c.r.l.	207,916	1,852,300
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c) (d)	91,952	44,829
Banca Popolare di Milano Scarl	1,819,630	1,916,896
Banca Popolare di Sondrio Scarl	177,577	865,415
Banca Profilo S.p.A. (a)	117,883	37,778
Banco di Desio e della Brianza S.p.A.	20,306	75,828
Banco Popolare SC (c)	40,702	668,813
BasicNet S.p.A.	13,493	58,630
Biesse S.p.A.	6,021	100,371
Brembo S.p.A.	9,033	385,053
Brioschi Sviluppo Immobiliare S.p.A. (c)	34,077	3,533
Brunello Cucinelli S.p.A. (a)	8,151	152,668
Buzzi Unicem S.p.A. (a)	30,820	438,256
Cairo Communication S.p.A. (a)	10,087	52,649
Caltagirone Editore S.p.A. (c)	6,273	5,831
Carraro S.p.A. (c)	5,504	12,482
Cementir Holding S.p.A.	31,117	203,811
CIR-Compagnie Industriali Riunite S.p.A. (c)	201,871	214,615
Credito Emiliano S.p.A.	44,882	369,662
Credito Valtellinese SC (c)	463,264	613,941
Danieli & C Officine Meccaniche S.p.A.	4,846	98,457
Datalogic S.p.A.	9,916	144,955
Davide Campari-Milano S.p.A. (a)	106,679	811,040
De’Longhi S.p.A.	16,896	387,116
DeA Capital S.p.A.	18,071	28,911
DiaSorin S.p.A.	6,863	313,331
Ei Towers S.p.A.	7,035	423,942
El.En. S.p.A.	1,257	50,002
Engineering S.p.A.	2,150	137,341
ERG S.p.A.	21,603	259,158
Esprinet S.p.A.	18,719	151,129
Eurotech S.p.A. (c)	13,076	25,342
Falck Renewables S.p.A.	28,765	36,250
Finmeccanica S.p.A. (c)	103,049	1,294,370
FNM S.p.A.	55,327	36,368
Gas Plus S.p.A.	3,786	15,813
Geox S.p.A. (a) (c)	42,620	165,376
Gruppo Editoriale L’Espresso S.p.A. (a) (c)	75,580	78,049
Gruppo MutuiOnline S.p.A.	5,404	43,054
Hera S.p.A.	231,619	579,115
IMMSI S.p.A. (c)	100,436	67,938

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Industria Macchine Automatiche S.p.A.	5,461	$254,388
Intek Group S.p.A. (c)	80,757	31,314
Interpump Group S.p.A.	28,206	454,806
Iren S.p.A.	231,134	316,450
Italcementi S.p.A.	71,966	474,976
Italmobiliare S.p.A. (a)	4,262	122,024
Juventus Football Club S.p.A. (a) (c)	147,435	43,800
La Doria S.p.A.	3,077	41,091
Landi Renzo S.p.A. (c)	5,877	6,420
Maire Tecnimont S.p.A. (a) (c)	35,567	115,365
MARR S.p.A.	13,428	237,786
Nice S.p.A.	9,890	28,448
Piaggio & C S.p.A. (a)	71,430	239,714
Prelios S.p.A. (a) (c)	54,976	22,911
Prima Industrie S.p.A.	1,853	34,171
Prysmian S.p.A.	75,002	1,618,784
RCS MediaGroup S.p.A. (a) (c)	79,933	100,970
Recordati S.p.A.	31,037	650,905
Reno de Medici S.p.A. (a) (c)	29,538	11,649
Reply S.p.A.	1,999	204,026
Retelit S.p.A. (c)	36,769	23,055
Sabaf S.p.A.	3,059	41,335
SAES Getters S.p.A.	1,416	10,885
Safilo Group S.p.A. (a) (c)	10,142	145,982
Salini Impregilo S.p.A.	70,140	320,609
Salvatore Ferragamo S.p.A. (a)	16,352	490,841
Saras S.p.A. (a) (c)	134,526	238,708
SAVE S.p.A.	5,078	71,343
Snai S.p.A. (c)	21,135	31,574
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	501,096
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	277,258
Sogefi S.p.A. (c)	24,822	68,677
SOL S.p.A.	11,001	85,828
Sorin S.p.A. (c)	140,871	394,217
Tiscali S.p.A. (c)	802,477	47,334
Tod’s S.p.A. (a)	3,954	375,321
Trevi Finanziaria Industriale S.p.A. (a)	31,414	68,644
TXT e-solutions S.p.A.	1,815	14,486
Uni Land S.p.A. (b) (c) (d)	4,937	0
Unipol Gruppo Finanziario S.p.A.	126,457	642,127
Vianini Lavori S.p.A.	2,113	15,996
Vittoria Assicurazioni S.p.A.	12,164	134,252
World Duty Free S.p.A. (c)	54,430	609,851
Yoox S.p.A. (a) (c)	21,692	701,497
Zignago Vetro S.p.A.	11,476	67,381

		28,075,054

Japan—23.3%
A&A Material Corp. (c)	12,000	10,973
A&D Co., Ltd.	3,000	12,448
A/S One Corp.	5,000	172,139
Accordia Golf Co., Ltd.	20,600	194,495
Achilles Corp.	65,000	83,342
Adastria Co., Ltd.	5,120	183,006
ADEKA Corp.	35,800	496,740
Aderans Co., Ltd.	8,700	75,096

Japan—(Continued)
Advan Co., Ltd.	5,500	73,141
Advanex, Inc.	9,000	13,013
Aeon Delight Co., Ltd.	3,900	119,438
Aeon Fantasy Co., Ltd. (a)	3,200	59,712
Aeon Hokkaido Corp.	2,600	13,925
AGORA Hospitality Group Co., Ltd. (c)	27,000	10,109
Agro-Kanesho Co., Ltd.	3,500	26,099
Ahresty Corp.	9,200	78,400
Ai Holdings Corp.	13,000	229,888
Aica Kogyo Co., Ltd.	17,800	412,837
Aichi Bank, Ltd. (The)	4,500	253,065
Aichi Corp.	10,800	63,924
Aichi Steel Corp.	43,000	192,046
Aichi Tokei Denki Co., Ltd.	19,000	54,900
Aida Engineering, Ltd.	20,700	226,838
Aigan Co., Ltd. (c)	8,200	16,681
Ain Pharmaciez, Inc.	6,000	277,511
Aiphone Co., Ltd.	6,800	121,477
Airport Facilities Co., Ltd.	7,500	40,192
Aisan Industry Co., Ltd.	10,400	97,419
Aizawa Securities Co., Ltd.	13,800	91,029
Akebono Brake Industry Co., Ltd. (a)	32,600	104,605
Akita Bank, Ltd. (The)	86,000	278,144
Alconix Corp.	3,200	53,335
Alinco, Inc.	5,800	53,547
Allied Telesis Holdings KK (c)	17,200	10,535
Alpen Co., Ltd. (a)	7,000	112,269
Alpha Corp.	2,200	24,043
Alpha Systems, Inc.	3,940	63,141
Alpine Electronics, Inc.	16,600	319,820
Alps Logistics Co., Ltd.	4,100	49,598
Altech Corp.	2,600	51,668
Amano Corp.	21,000	274,288
Amiyaki Tei Co., Ltd.	1,100	44,466
Amuse, Inc.	1,800	61,748
Anabuki Kosan, Inc. (a)	4,000	8,072
Anest Iwata Corp.	12,500	78,099
Anritsu Corp.	48,800	329,149
AOI Electronic Co., Ltd.	1,100	44,281
AOI Pro, Inc. (a)	4,700	40,702
AOKI Holdings, Inc.	17,700	251,979
Aomori Bank, Ltd. (The)	94,000	310,132
Aoyama Trading Co., Ltd.	17,900	723,345
Arakawa Chemical Industries, Ltd.	7,200	88,093
Arata Corp.	23,000	79,226
Araya Industrial Co., Ltd.	26,000	38,415
Arcland Sakamoto Co., Ltd.	6,400	144,350
Arcs Co., Ltd.	13,364	291,148
Argo Graphics, Inc.	2,800	45,291
Ariake Japan Co., Ltd.	5,700	233,059
Arisawa Manufacturing Co., Ltd.	14,300	105,735
Arrk Corp. (c)	22,600	24,151
Artnature, Inc.	5,000	46,642
Asahi Broadcasting Corp.	2,400	19,362
Asahi Co., Ltd.	6,100	64,501
Asahi Diamond Industrial Co., Ltd. (a)	21,200	238,595
Asahi Holdings, Inc.	9,000	153,192

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi Intecc Co., Ltd.	3,900	$267,203
Asahi Kogyosha Co., Ltd. (a)	16,000	58,752
Asahi Net, Inc.	5,000	21,423
Asahi Organic Chemicals Industry Co., Ltd.	34,000	71,571
Asahi Printing Co., Ltd.	200	3,601
Asahipen Corp.	4,000	5,874
Asanuma Corp.	29,000	43,568
Asatsu-DK, Inc.	13,300	314,765
Asax Co., Ltd.	1,800	23,273
Ashimori Industry Co., Ltd.	24,000	41,911
Asia Growth Capital, Ltd. (a) (c)	21,000	33,264
ASKA Pharmaceutical Co., Ltd.	9,700	106,292
ASKUL Corp. (a)	6,300	197,887
Asunaro Aoki Construction Co., Ltd.	8,000	55,627
Atom Corp. (a)	11,100	74,533
Atsugi Co., Ltd.	88,000	83,387
Autobacs Seven Co., Ltd. (a)	22,700	379,391
Avex Group Holdings, Inc.	12,000	210,515
Awa Bank, Ltd. (The)	82,000	522,187
Axell Corp.	3,800	53,055
Axial Retailing, Inc. (a)	6,200	174,420
Azbil Corp.	4,300	111,138
Bando Chemical Industries, Ltd.	39,000	162,464
Bank of Iwate, Ltd. (The) (a)	7,200	323,987
Bank of Kochi, Ltd. (The)	16,000	22,152
Bank of Nagoya, Ltd. (The) (a)	78,000	304,955
Bank of Okinawa, Ltd. (The)	8,800	375,946
Bank of Saga, Ltd. (The)	67,000	170,710
Bank of the Ryukyus, Ltd.	15,800	235,616
Belc Co., Ltd.	2,800	87,367
Belluna Co., Ltd.	21,900	119,232
Benefit One, Inc. (a)	6,500	146,040
Best Denki Co., Ltd.	40,000	49,962
Bic Camera, Inc. (a)	23,500	295,905
Biofermin Pharmaceutical Co., Ltd.	500	11,659
Bit-isle, Inc. (a)	6,600	26,078
BML, Inc.	4,000	124,733
Bookoff Corp.	4,700	33,921
BP Castrol KK	2,600	27,652
Broadleaf Co., Ltd.	5,100	68,598
BRONCO BILLY Co., Ltd. (a)	2,400	53,062
Bull-Dog Sauce Co., Ltd.	6,000	11,756
Bunka Shutter Co., Ltd.	19,000	149,896
C Uyemura & Co., Ltd.	2,800	150,983
CAC Holdings Corp. (a)	6,200	57,025
Calsonic Kansei Corp.	55,000	390,672
Can Do Co., Ltd. (a)	3,500	44,862
Canare Electric Co., Ltd.	800	14,358
Canon Electronics, Inc.	7,400	144,600
Capcom Co., Ltd.	16,500	319,413
Carlit Holdings Co., Ltd.	7,300	36,909
Cawachi, Ltd.	5,700	85,612
Central Glass Co., Ltd.	75,000	314,123
Central Security Patrols Co., Ltd.	3,300	37,517
Central Sports Co., Ltd.	3,200	60,094
CFS Corp.	4,400	39,751
Chiba Kogyo Bank, Ltd. (The)	16,000	120,981

Japan—(Continued)
CHIMNEY Co., Ltd.	1,400	35,546
Chino Corp.	4,000	40,323
Chiyoda Co., Ltd.	10,000	234,447
Chiyoda Integre Co., Ltd.	5,300	147,533
Chofu Seisakusho Co., Ltd. (a)	5,700	133,848
Chori Co., Ltd.	5,000	79,374
Chubu Shiryo Co., Ltd.	10,400	78,579
Chudenko Corp.	8,600	164,903
Chuetsu Pulp & Paper Co., Ltd.	35,000	66,596
Chugai Mining Co., Ltd. (c)	68,200	16,152
Chugai Ro Co., Ltd.	36,000	81,154
Chugoku Marine Paints, Ltd.	22,000	163,494
Chukyo Bank, Ltd. (The)	64,000	119,708
Chuo Gyorui Co., Ltd.	2,000	4,493
Chuo Spring Co., Ltd.	19,000	51,980
CKD Corp. (a)	22,400	256,490
Clarion Co., Ltd. (a)	46,000	133,940
Cleanup Corp.	9,700	70,850
CMIC Holdings Co., Ltd. (a)	3,900	54,416
CMK Corp.	24,300	63,860
Coca-Cola West Co., Ltd.	10,000	180,487
Cocokara fine, Inc.	7,100	244,138
Colowide Co., Ltd. (a)	18,400	278,793
Computer Engineering & Consulting, Ltd.	5,900	56,773
Computer Institute of Japan, Ltd.	2,000	8,659
COMSYS Holdings Corp.	3,700	55,058
CONEXIO Corp.	8,400	91,785
COOKPAD, Inc. (a)	12,600	228,085
Corona Corp.	8,500	82,786
Cosel Co., Ltd. (a)	9,900	120,014
Cosmo Oil Co., Ltd. (c)	218,000	354,606
Cosmos Initia Co., Ltd. (a) (c)	3,500	16,970
Create Medic Co., Ltd.	1,800	14,896
CREATE SD HOLDINGS Co., Ltd.	4,200	193,783
Cresco, Ltd.	2,000	29,871
CROOZ, Inc. (a)	1,400	53,405
Cross Plus, Inc.	1,100	6,848
CTI Engineering Co., Ltd.	5,900	55,793
Cybernet Systems Co., Ltd.	3,900	14,480
DA Consortium, Inc.	7,600	28,316
Dai Nippon Toryo Co., Ltd.	53,000	79,646
Dai-Dan Co., Ltd.	14,000	96,047
Dai-ichi Seiko Co., Ltd.	4,000	66,256
Daibiru Corp.	19,800	182,770
Daido Kogyo Co., Ltd.	10,000	20,251
Daido Metal Co., Ltd.	11,200	107,530
Daidoh, Ltd. (a)	13,700	57,086
Daifuku Co., Ltd. (a)	28,800	443,033
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	50,219
Daihen Corp.	40,000	204,190
Daiho Corp. (a)	25,000	123,252
Daiichi Jitsugyo Co., Ltd.	20,000	107,531
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	30,370
Daiichikosho Co., Ltd.	6,100	214,671
Daiken Corp.	24,000	60,505
Daiken Medical Co., Ltd. (a)	4,400	43,859
Daiki Aluminium Industry Co., Ltd.	9,000	29,143

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daikoku Denki Co., Ltd. (a)	2,700	$38,346
Daikokutenbussan Co., Ltd.	1,900	73,247
Daikyo, Inc. (a)	134,000	215,590
Dainichi Co., Ltd.	4,100	26,080
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,000	156,238
Daio Paper Corp. (a)	30,000	300,524
Daisan Bank, Ltd. (The)	92,000	149,538
Daiseki Co., Ltd.	14,800	285,934
Daiseki Eco. Solution Co., Ltd.	1,000	16,329
Daishi Bank, Ltd. (The)	143,000	603,715
Daishinku Corp.	18,000	43,911
Daiso Co., Ltd.	30,000	108,193
Daisue Construction Co., Ltd.	2,300	14,972
Daisyo Corp.	5,100	62,469
Daito Bank, Ltd. (The)	59,000	86,081
Daito Electron Co., Ltd.	800	5,969
Daito Pharmaceutical Co., Ltd.	3,960	88,720
Daiwa Industries, Ltd.	11,000	72,313
Daiwabo Holdings Co., Ltd.	84,000	166,729
DC Co., Ltd.	9,700	34,864
DCM Holdings Co., Ltd.	37,900	371,072
Denki Kagaku Kogyo KK	24,000	106,623
Denki Kogyo Co., Ltd.	21,000	100,318
Denyo Co., Ltd.	4,800	77,726
Descente, Ltd.	14,700	220,425
DKK-Toa Corp.	2,200	10,470
DKS Co., Ltd.	18,000	52,926
DMG Mori Co., Ltd.	23,500	453,626
DMW Corp.	700	11,050
Doshisha Co., Ltd.	8,200	145,024
Doutor Nichires Holdings Co., Ltd. (a)	11,500	201,203
Dr Ci:Labo Co., Ltd.	4,200	148,069
Dream Incubator, Inc.	1,600	32,202
DSB Co., Ltd.	5,300	43,032
DTS Corp.	7,300	164,602
Dunlop Sports Co., Ltd.	4,900	47,375
Duskin Co., Ltd. (a)	14,900	257,377
Dydo Drinco, Inc. (a)	2,700	117,183
Dynic Corp.	16,000	24,757
Eagle Industry Co., Ltd.	7,800	181,316
Earth Chemical Co., Ltd.	2,700	102,372
Ebara Jitsugyo Co., Ltd.	3,500	40,776
EDION Corp. (a)	34,100	241,431
Ehime Bank, Ltd. (The)	76,000	165,722
Eidai Co., Ltd.	14,000	53,622
Eighteenth Bank, Ltd. (The)	70,000	214,373
Eiken Chemical Co., Ltd.	5,800	115,766
Eizo Corp. (a)	6,300	144,808
Elecom Co., Ltd. (a)	3,100	75,961
Elematec Corp.	4,000	96,063
EM Systems Co., Ltd.	900	16,348
en-japan, Inc.	3,400	61,306
Endo Lighting Corp. (a)	2,600	28,575
Enplas Corp. (a)	3,400	138,111
Enshu, Ltd. (c)	23,000	21,788
EPS Holdings, Inc.	10,300	124,884

Japan—(Continued)
ESPEC Corp.	9,100	103,811
Excel Co., Ltd. (a)	2,500	28,531
Exedy Corp.	12,400	309,451
F T Communications Co., Ltd.	500	8,458
F-Tech, Inc. (a)	3,600	36,401
F@N Communications, Inc. (a)	9,600	71,077
Faith, Inc.	2,680	33,878
FALCO SD HOLDINGS Co., Ltd.	3,100	38,819
Fancl Corp. (a)	12,000	167,428
FCC Co., Ltd. (a)	12,600	192,406
FDK Corp. (c)	25,000	28,793
Feed One Holdings Co., Ltd.	65,080	71,719
Ferrotec Corp.	12,700	89,508
FIDEA Holdings Co., Ltd. (a)	62,510	136,764
Fields Corp.	6,000	96,484
Financial Products Group Co., Ltd. (a)	20,000	152,079
FINDEX, Inc. (a)	3,900	44,800
First Juken Co., Ltd.	3,400	38,966
Foster Electric Co., Ltd.	8,800	197,710
FP Corp. (a)	7,200	261,954
France Bed Holdings Co., Ltd.	65,000	100,371
Freund Corp.	1,200	14,496
Fudo Tetra Corp. (a)	60,300	97,941
Fuji Co., Ltd.	7,300	138,628
Fuji Corp., Ltd. (a)	8,600	48,844
Fuji Kiko Co., Ltd.	7,600	41,242
Fuji Kosan Co., Ltd.	4,600	21,572
Fuji Kyuko Co., Ltd.	13,000	112,743
Fuji Oil Co., Ltd.	21,100	82,973
Fuji Oil Co., Ltd.	24,000	423,520
Fuji Pharma Co., Ltd.	2,800	50,830
Fuji Seal International, Inc. (a)	7,900	232,902
Fuji Soft, Inc.	7,300	148,426
Fujibo Holdings, Inc.	37,000	86,044
Fujicco Co., Ltd.	9,000	182,095
Fujikura Kasei Co., Ltd.	9,500	44,995
Fujikura Rubber, Ltd. (a)	5,800	33,474
Fujikura, Ltd.	115,000	641,861
Fujimi, Inc.	7,000	105,136
Fujimori Kogyo Co., Ltd.	4,800	145,061
Fujisash Co., Ltd. (c)	24,500	28,210
Fujishoji Co., Ltd.	1,300	15,419
Fujita Kanko, Inc.	8,000	25,808
Fujitec Co., Ltd.	24,700	307,541
Fujitsu Frontech, Ltd.	4,500	64,220
Fujitsu General, Ltd.	19,000	244,253
Fujiya Co., Ltd. (c)	5,000	7,925
FuKoKu Co., Ltd.	5,100	51,879
Fukuda Corp.	11,000	71,582
Fukui Bank, Ltd. (The)	109,000	238,273
Fukushima Bank, Ltd. (The)	112,000	93,235
Fukushima Industries Corp.	4,600	84,138
Fukuyama Transporting Co., Ltd. (a)	53,000	293,453
FULLCAST Holdings Co., Ltd.	4,300	26,912
Fumakilla, Ltd.	8,000	42,804
Funai Electric Co., Ltd.	7,900	87,813
Funai Soken Holdings, Inc.	7,800	91,100

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Furukawa Battery Co., Ltd. (a)	5,000	$33,983
Furukawa Co., Ltd.	105,000	186,972
Furukawa Electric Co., Ltd.	275,000	489,548
Furuno Electric Co., Ltd. (a)	10,500	78,285
Furusato Industries, Ltd.	4,600	65,686
Furuya Metal Co., Ltd.	1,700	35,781
Fuso Chemical Co., Ltd.	4,000	50,306
Fuso Pharmaceutical Industries, Ltd.	31,000	73,867
Futaba Corp.	10,200	184,690
Futaba Industrial Co., Ltd.	23,600	114,654
Future Architect, Inc.	9,800	63,949
Fuyo General Lease Co., Ltd. (a)	8,000	342,813
G-Tekt Corp.	7,700	75,062
Gakken Holdings Co., Ltd.	28,000	57,633
GCA Savvian Corp.	4,900	60,798
Gecoss Corp.	6,400	65,720
Genki Sushi Co., Ltd. (a)	2,300	46,613
Genky Stores, Inc. (a)	600	48,211
Geo Holdings Corp. (a)	14,400	177,558
GLOBERIDE, Inc.	35,000	49,735
Glory, Ltd.	9,500	281,177
GMO internet, Inc.	22,900	306,998
GMO Payment Gateway, Inc.	5,200	167,384
Godo Steel, Ltd.	50,000	93,721
Goldcrest Co., Ltd.	8,930	176,233
Goldwin, Inc.	12,000	85,955
Gourmet Kineya Co., Ltd.	8,000	63,874
Grandy House Corp.	3,600	10,787
Gree, Inc. (a)	26,400	154,177
GSI Creos Corp.	28,000	32,021
Gulliver International Co., Ltd. (a)	20,400	189,521
Gun-Ei Chemical Industry Co., Ltd.	24,000	65,282
Gunze, Ltd.	69,000	188,805
Gurunavi, Inc.	9,500	156,208
H-One Co., Ltd.	6,000	36,209
Hagihara Industries, Inc.	2,900	49,165
Hakudo Co., Ltd.	500	6,064
Hakuto Co., Ltd.	7,100	86,976
Hakuyosha Co., Ltd.	8,000	18,275
Hamakyorex Co., Ltd.	2,800	111,827
Hanwa Co., Ltd.	84,000	394,851
Happinet Corp. (a)	5,000	52,481
Hard Off Corp. Co., Ltd.	4,900	55,665
Harima Chemicals Group, Inc.	7,100	28,591
Harmonic Drive Systems, Inc. (a)	6,600	129,412
Haruyama Trading Co., Ltd.	5,400	33,708
Hazama Ando Corp.	54,490	294,950
Heiwa Corp.	200	3,994
Heiwa Real Estate Co., Ltd.	16,900	231,792
Heiwado Co., Ltd.	11,200	277,673
HI-LEX Corp.	7,700	253,108
Hibiya Engineering, Ltd.	8,700	116,832
Hiday Hidaka Corp.	3,866	94,893
Higashi Nihon House Co., Ltd. (a)	15,000	70,299
Higashi-Nippon Bank, Ltd. (The)	68,000	246,017
Higo Bank, Ltd. (The)	83,000	540,186
Himaraya Co., Ltd.	2,600	24,834

Japan—(Continued)
Hioki EE Corp.	2,300	48,011
Hiramatsu, Inc.	8,300	55,839
Hirano Tecseed Co., Ltd.	500	3,575
Hisaka Works, Ltd.	11,000	99,987
Hitachi Koki Co., Ltd.	21,200	176,746
Hitachi Kokusai Electric, Inc.	18,000	273,533
Hitachi Transport System, Ltd.	10,800	178,983
Hitachi Zosen Corp.	61,600	351,155
Hochiki Corp.	10,000	73,243
Hodogaya Chemical Co., Ltd.	28,000	42,301
Hogy Medical Co., Ltd. (a)	5,300	271,865
Hokkaido Electric Power Co., Inc. (c)	16,900	192,482
Hokkaido Gas Co., Ltd.	27,000	64,374
Hokkan Holdings, Ltd.	25,000	60,970
Hokko Chemical Industry Co., Ltd.	8,000	33,706
Hokkoku Bank, Ltd. (The)	109,000	399,630
Hokuetsu Bank, Ltd. (The)	96,000	199,912
Hokuetsu Industries Co., Ltd.	7,000	52,029
Hokuetsu Kishu Paper Co., Ltd.	58,300	321,262
Hokuriku Electric Industry Co., Ltd.	28,000	41,055
Hokuriku Electrical Construction Co., Ltd.	3,000	29,461
Hokuriku Gas Co., Ltd.	10,000	23,606
Hokuto Corp.	8,000	163,949
Honeys Co., Ltd.	6,930	58,862
Hoosiers Holdings Co., Ltd.	12,700	52,271
Horiba, Ltd. (a)	12,200	495,955
Hosiden Corp.	20,000	122,097
Hosokawa Micron Corp.	11,000	53,533
House Foods Group, Inc. (a)	3,300	62,746
Howa Machinery, Ltd.	5,700	34,552
Hurxley Corp.	800	6,431
Hyakugo Bank, Ltd. (The)	94,000	465,822
Hyakujushi Bank, Ltd. (The)	107,000	382,633
I-Net Corp.	3,200	29,874
IBJ Leasing Co., Ltd.	7,200	166,938
Ichibanya Co., Ltd. (a)	2,400	98,762
Ichiken Co., Ltd. (a)	12,000	26,675
Ichikoh Industries, Ltd.	16,000	41,518
ICHINEN HOLDINGS Co., Ltd.	7,400	70,347
Ichiyoshi Securities Co., Ltd. (a)	12,600	123,066
Icom, Inc.	3,800	95,675
Idec Corp.	11,300	101,637
Ihara Chemical Industry Co., Ltd. (a)	15,900	194,250
Iino Kaiun Kaisha, Ltd. (a)	32,200	153,577
IJT Technology Holdings Co., Ltd.	9,000	35,559
Ikegami Tsushinki Co., Ltd. (a)	30,000	43,368
Ikyu Corp.	5,500	117,469
Imagica Robot Holdings, Inc. (a)	4,500	20,469
Imasen Electric Industrial	7,200	77,485
Imperial Hotel, Ltd.	1,300	27,811
Inaba Denki Sangyo Co., Ltd.	8,100	281,842
Inaba Seisakusho Co., Ltd.	2,100	26,008
Inabata & Co., Ltd.	17,700	193,507
Inageya Co., Ltd.	12,200	149,110
Ines Corp. (a)	13,900	154,670
Infocom Corp.	4,000	41,776
Information Services International-Dentsu, Ltd.	6,000	67,255

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Innotech Corp.	10,300	$40,874
Intage Holdings, Inc.	7,600	120,993
Internet Initiative Japan, Inc.	9,800	171,934
Inui Global Logistics Co., Ltd.	5,355	41,999
Iriso Electronics Co., Ltd.	2,900	205,514
Ise Chemical Corp.	8,000	46,404
Iseki & Co., Ltd. (a)	84,000	166,048
Ishihara Sangyo Kaisha, Ltd. (c)	122,000	123,494
Ishii Iron Works Co., Ltd.	9,000	16,031
Ishizuka Glass Co., Ltd. (c)	5,000	9,292
IT Holdings Corp.	30,500	648,065
Itfor, Inc.	10,300	40,014
Ito En, Ltd. (a)	8,500	178,270
Itochu Enex Co., Ltd.	19,400	186,326
Itochu-Shokuhin Co., Ltd.	2,400	83,032
Itoham Foods, Inc. (a)	56,000	301,920
Itoki Corp.	17,500	99,841
IwaiCosmo Holdings, Inc.	7,900	100,639
Iwaki & Co., Ltd.	14,000	26,762
Iwasaki Electric Co., Ltd.	25,000	55,305
Iwatani Corp. (a)	58,000	367,023
Iwatsuka Confectionery Co., Ltd.	500	33,053
Izutsuya Co., Ltd. (c)	47,000	31,479
J-Oil Mills, Inc.	40,000	137,121
Jalux, Inc.	2,400	45,082
Jamco Corp.	3,400	111,970
Janome Sewing Machine Co., Ltd. (a) (c)	71,000	74,789
Japan Aviation Electronics Industry, Ltd.	7,000	190,133
Japan Communications, Inc. (a) (c)	42,100	143,002
Japan Digital Laboratory Co., Ltd.	8,200	114,521
Japan Drilling Co., Ltd. (a)	2,100	60,579
Japan Foundation Engineering Co., Ltd.	14,100	47,941
Japan Medical Dynamic Marketing, Inc. (a)	3,000	12,542
Japan Oil Transportation Co., Ltd.	1,000	1,976
Japan Pulp & Paper Co., Ltd.	46,000	126,764
Japan Radio Co., Ltd.	20,000	68,946
Japan Steel Works, Ltd. (The) (a)	119,000	491,609
Japan Transcity Corp.	29,000	100,676
Japan Vilene Co., Ltd.	11,000	71,929
Japan Wool Textile Co., Ltd. (The)	25,000	192,339
Jastec Co., Ltd.	5,100	44,145
JBCC Holdings, Inc.	7,000	45,655
JCU Corp.	1,600	66,714
Jeol, Ltd.	26,000	117,645
Jimoto Holdings, Inc.	67,900	120,269
Jin Co., Ltd. (a)	4,500	193,672
JK Holdings Co., Ltd.	5,600	26,808
JMS Co., Ltd.	15,000	37,860
Joban Kosan Co., Ltd. (a)	17,000	21,388
Joshin Denki Co., Ltd.	23,000	177,169
Jowa Holdings Co., Ltd. (a)	3,800	177,693
JP-Holdings, Inc.	17,900	49,272
JSP Corp.	5,100	82,180
Juki Corp. (a)	11,200	150,600
Juroku Bank, Ltd. (The)	131,000	535,816
Justsystems Corp. (c)	9,700	62,832
JVC Kenwood Corp.	53,300	145,338

Japan—(Continued)
K&O Energy Group, Inc.	6,700	105,279
K’s Holdings Corp. (a)	4,800	172,893
kabu.com Securities Co., Ltd.	56,200	188,104
Kadokawa Dwango (a)	12,508	162,275
Kaga Electronics Co., Ltd.	7,200	93,401
Kagome Co., Ltd. (a)	1,400	22,565
Kagoshima Bank, Ltd. (The)	60,000	433,599
Kakiyasu Honten Co., Ltd. (a)	4,600	73,925
Kameda Seika Co., Ltd.	4,400	170,159
Kamei Corp.	13,900	129,832
Kanaden Corp.	9,700	78,491
Kanagawa Chuo Kotsu Co., Ltd.	18,000	86,369
Kanamoto Co., Ltd.	8,800	222,900
Kandenko Co., Ltd.	41,000	256,747
Kanematsu Corp.	149,000	259,952
Kanematsu Electronics, Ltd.	4,300	71,295
Kanemi Co., Ltd.	100	2,870
Kansai Urban Banking Corp.	11,000	133,482
Kanto Denka Kogyo Co., Ltd.	15,000	101,428
Kasai Kogyo Co., Ltd.	8,600	90,927
Katakura Chikkarin Co., Ltd.	8,000	20,257
Katakura Industries Co., Ltd. (a)	11,500	124,808
Kato Sangyo Co., Ltd.	7,100	166,226
Kato Works Co., Ltd.	19,000	111,629
Kawada Technologies, Inc. (a)	1,500	52,123
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	48,536
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	22,580
Kawasumi Laboratories, Inc.	4,900	37,710
Keihanshin Building Co., Ltd.	14,500	89,183
Keihin Co. Ltd/Minato-Ku Tokyo Japan	23,000	38,636
Keihin Corp.	17,200	245,996
Keiyo Bank, Ltd. (The)	113,000	594,063
Keiyo Co., Ltd. (a)	17,200	79,069
Kenko Mayonnaise Co., Ltd.	3,600	50,137
KEY Coffee, Inc.	7,600	127,268
KFC Holdings Japan, Ltd.	4,000	74,686
Kimoto Co., Ltd.	14,900	34,446
Kimura Chemical Plants Co., Ltd.	3,300	13,259
King Jim Co., Ltd. (a)	5,800	40,501
Kinki Sharyo Co., Ltd. (c)	12,000	33,135
Kintetsu Department Store Co., Ltd. (c)	19,000	53,388
Kintetsu World Express, Inc.	5,400	242,389
Kinugawa Rubber Industrial Co., Ltd.	20,000	108,673
Kissei Pharmaceutical Co., Ltd.	8,100	205,641
Kita-Nippon Bank, Ltd. (The)	4,000	115,638
Kitagawa Iron Works Co., Ltd.	31,000	79,735
Kitamura Co., Ltd.	3,700	23,061
Kitano Construction Corp.	22,000	58,043
Kito Corp. (a)	8,200	79,887
Kitz Corp.	39,200	195,869
Kiyo Bank, Ltd. (The)	33,500	511,150
KLab, Inc. (a) (c)	10,600	154,627
KNT-CT Holdings Co., Ltd. (c)	33,000	43,654
Koa Corp.	13,800	148,097
Koatsu Gas Kogyo Co., Ltd.	13,000	67,397
Kobe Bussan Co., Ltd.	1,800	96,248
Kobe Electric Railway Co., Ltd. (c)	5,000	14,622

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kobelco Eco-Solutions Co., Ltd.	6,000	$32,635
Kohnan Shoji Co., Ltd. (a)	13,000	168,827
Kohsoku Corp.	5,400	39,483
Koike Sanso Kogyo Co., Ltd.	7,000	22,046
Kojima Co., Ltd.	12,000	37,112
Kokusai Co., Ltd. (a)	3,400	50,092
Kokuyo Co., Ltd. (a)	33,800	290,917
KOMAIHALTEC, Inc.	24,000	49,555
Komatsu Seiren Co., Ltd. (a)	16,300	73,898
Komatsu Wall Industry Co., Ltd. (a)	2,700	53,563
Komeri Co., Ltd. (a)	12,300	281,251
Komori Corp.	20,000	273,394
Konaka Co., Ltd.	7,300	43,430
Kondotec, Inc.	9,400	60,258
Konishi Co., Ltd.	6,600	124,773
Konoike Transport Co., Ltd.	3,200	38,944
Kosaido Co., Ltd.	3,700	18,122
Koshidaka Holdings Co., Ltd. (a)	2,500	64,273
Kotobuki Spirits Co., Ltd. (a)	2,600	76,301
Kourakuen Corp.	2,900	36,643
Krosaki Harima Corp.	24,000	51,735
KRS Corp.	2,800	47,719
KU Holdings Co., Ltd.	8,000	49,517
Kumagai Gumi Co., Ltd.	91,000	268,430
Kumiai Chemical Industry Co., Ltd.	7,200	56,268
Kura Corp.	3,300	104,785
Kurabo Industries, Ltd.	93,000	198,449
Kureha Corp. (a)	52,000	204,522
Kurimoto, Ltd.	35,000	72,318
Kuroda Electric Co., Ltd.	13,800	256,227
Kusuri No. Aoki Co., Ltd.	5,200	230,075
KYB Co., Ltd. (a)	74,000	257,033
Kyodo Printing Co., Ltd.	51,000	144,541
Kyoei Steel, Ltd. (a)	6,100	112,812
Kyokuto Boeki Kaisha, Ltd.	9,000	24,094
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	123,866
Kyokuto Securities Co., Ltd.	7,600	110,164
Kyokuyo Co., Ltd.	35,000	80,848
KYORIN Holdings, Inc.	16,100	328,245
Kyoritsu Maintenance Co., Ltd.	3,259	209,088
Kyoritsu Printing Co., Ltd.	6,800	16,611
Kyosan Electric Manufacturing Co., Ltd.	29,000	89,073
Kyoto Kimono Yuzen Co., Ltd.	5,700	48,054
Kyowa Electronics Instruments Co., Ltd.	8,000	33,198
Kyowa Exeo Corp.	32,300	375,880
Kyowa Leather Cloth Co., Ltd.	3,300	26,306
Kyudenko Corp. (a)	13,000	233,455
LAC Co., Ltd. (a)	5,900	82,084
Land Business Co., Ltd.	7,100	23,053
Laox Co., Ltd. (a) (c)	9,000	34,416
Lasertec Corp. (a)	6,100	84,292
LEC, Inc.	3,400	37,865
Leopalace21 Corp. (c)	82,400	504,302
Life Corp.	10,400	238,452
Lifenet Insurance Co. (c)	5,000	16,329
Link And Motivation, Inc. (a)	8,900	11,990
Lintec Corp.	17,100	390,537

Japan—(Continued)
Lion Corp. (a)	47,000	375,996
Livesense, Inc. (a) (c)	3,500	18,173
Look, Inc.	11,000	19,954
Macnica Fuji Electronics Holdings, Inc. (c)	16,350	201,901
Maeda Corp. (a)	40,000	277,026
Maeda Kosen Co., Ltd. (a)	6,900	61,192
Maeda Road Construction Co., Ltd.	21,000	387,396
Maezawa Kasei Industries Co., Ltd.	6,800	69,672
Maezawa Kyuso Industries Co., Ltd.	5,600	76,378
Makino Milling Machine Co., Ltd.	40,000	403,286
Mamiya-Op Co., Ltd.	19,000	29,945
Mandom Corp.	5,200	231,234
Mani, Inc.	1,900	126,080
Mars Engineering Corp.	3,600	63,676
Marubun Corp.	8,200	64,496
Marudai Food Co., Ltd.	52,000	194,355
Maruei Department Store Co., Ltd. (c)	8,000	8,980
Marufuji Sheet Piling Co., Ltd.	13,000	36,413
Maruha Nichiro Corp.	16,700	269,977
Maruka Machinery Co., Ltd.	2,900	47,269
Marukyu Co., Ltd.	1,300	11,884
Marusan Securities Co., Ltd.	24,800	266,511
Maruwa Co., Ltd.	3,700	78,164
Maruyama Manufacturing Co., Inc.	15,000	28,658
Maruzen CHI Holdings Co., Ltd. (c)	15,500	50,268
Maruzen Showa Unyu Co., Ltd.	28,000	99,024
Marvelous, Inc. (a)	9,500	119,344
Matsuda Sangyo Co., Ltd.	7,000	86,058
Matsui Construction Co., Ltd.	9,000	47,900
Matsumotokiyoshi Holdings Co., Ltd.	10,700	493,499
Matsuya Foods Co., Ltd.	3,100	59,660
Max Co., Ltd.	17,000	182,921
Maxvalu Nishinihon Co., Ltd. (a)	2,400	31,178
Maxvalu Tokai Co., Ltd. (a)	5,000	71,512
MEC Co., Ltd.	7,300	54,306
Medical System Network Co., Ltd.	5,300	21,386
Megachips Corp.	7,600	94,371
Megmilk Snow Brand Co., Ltd.	15,400	197,438
Meidensha Corp.	58,000	217,873
Meiji Shipping Co., Ltd.	8,500	28,877
Meiko Electronics Co., Ltd. (c)	7,500	21,631
Meiko Network Japan Co., Ltd.	7,200	84,853
Meisei Industrial Co., Ltd.	17,000	87,995
Meitec Corp.	10,300	383,511
Meito Sangyo Co., Ltd.	4,500	47,404
Meito Transportation Co., Ltd.	2,800	17,176
Meiwa Corp.	10,900	37,306
Meiwa Estate Co., Ltd.	5,200	27,488
Melco Holdings, Inc. (a)	4,500	85,334
Message Co., Ltd. (a)	4,400	118,614
Michinoku Bank, Ltd. (The)	69,000	120,618
Micronics Japan Co., Ltd. (a)	4,300	98,808
Mie Bank, Ltd. (The)	43,000	101,495
Mikuni Corp.	3,000	13,870
Milbon Co., Ltd. (a)	4,360	138,646
Mimasu Semiconductor Industry Co., Ltd.	8,200	82,382
Minato Bank, Ltd. (The)	63,000	161,560

See accompanying notes to financial statements.

MSF-22

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ministop Co., Ltd.	6,000	$103,950
Miraial Co., Ltd. (a)	2,900	32,847
Mirait Holdings Corp.	24,400	284,159
Miroku Jyoho Service Co., Ltd.	7,000	45,127
Misawa Homes Co., Ltd. (a)	11,400	99,050
Mitani Corp.	9,100	215,622
Mitani Sekisan Co., Ltd.	4,100	57,636
Mito Securities Co., Ltd.	24,000	85,804
Mitsuba Corp.	13,200	346,221
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	40,253
Mitsubishi Paper Mills, Ltd. (c)	144,000	108,491
Mitsubishi Pencil Co., Ltd.	6,500	309,856
Mitsubishi Research Institute, Inc.	2,700	64,332
Mitsubishi Shokuhin Co., Ltd.	4,800	107,996
Mitsubishi Steel Manufacturing Co., Ltd.	65,000	140,550
Mitsuboshi Belting Co., Ltd.	22,000	174,258
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	519,344
Mitsui High-Tec, Inc.	11,600	80,824
Mitsui Home Co., Ltd.	14,000	64,855
Mitsui Matsushima Co., Ltd.	66,000	71,152
Mitsui Mining & Smelting Co., Ltd.	242,000	653,692
Mitsui Sugar Co., Ltd.	36,000	143,482
Mitsui-Soko Holdings Co., Ltd.	47,000	148,932
Mitsumi Electric Co., Ltd. (a)	33,000	223,583
Mitsumura Printing Co., Ltd.	5,000	10,859
Mitsuuroko Holdings Co., Ltd.	12,900	64,740
Miura Co., Ltd.	22,500	260,657
Miyaji Engineering Group, Inc.	27,000	38,998
Miyazaki Bank, Ltd. (The)	73,000	273,060
Miyoshi Oil & Fat Co., Ltd.	40,000	47,316
Mizuno Corp. (a)	37,000	175,283
Mochida Pharmaceutical Co., Ltd.	3,900	222,029
Modec, Inc. (a)	3,000	45,996
Monex Group, Inc. (a)	73,600	202,157
Money Partners Group Co., Ltd. (a)	7,100	24,790
Monogatari Corp. (The) (a)	1,700	56,991
MonotaRO Co., Ltd.	8,400	368,579
MORESCO Corp.	2,500	45,925
Morinaga & Co., Ltd.	60,000	256,241
Morinaga Milk Industry Co., Ltd.	70,000	256,288
Morita Holdings Corp.	12,500	122,080
Morozoff, Ltd.	13,000	42,167
Mory Industries, Inc.	14,000	45,634
Mr Max Corp. (c)	10,500	35,968
MTI, Ltd.	9,200	60,297
Murakami Corp.	3,000	55,570
Musashi Seimitsu Industry Co., Ltd. (a)	7,900	153,155
Musashino Bank, Ltd. (The)	12,600	497,291
Mutoh Holdings Co., Ltd.	9,000	27,928
NAC Co., Ltd.	3,600	30,256
Nachi-Fujikoshi Corp.	60,000	353,666
Nafco Co., Ltd.	1,400	21,450
Nagaileben Co., Ltd.	5,600	107,354
Nagano Bank, Ltd. (The)	43,000	81,135
Nagano Keiki Co., Ltd.	4,200	27,606
Nagase & Co., Ltd.	2,600	35,810
Nagatanien Co., Ltd.	12,000	107,202

Japan—(Continued)
Nagawa Co., Ltd. (a)	2,800	63,225
Nakabayashi Co., Ltd.	24,000	47,056
Nakamuraya Co., Ltd.	19,000	70,163
Nakanishi, Inc.	4,100	162,080
Nakano Corp.	4,000	18,671
Nakayama Steel Works, Ltd. (c)	63,000	45,778
Nakayamafuku Co., Ltd.	2,000	14,204
Namura Shipbuilding Co., Ltd. (a)	18,956	162,257
Nanto Bank, Ltd. (The)	97,000	346,892
Narasaki Sangyo Co., Ltd.	4,000	9,408
Natori Co., Ltd.	2,600	31,748
NDS Co., Ltd.	27,000	71,906
NEC Capital Solutions, Ltd.	3,800	58,717
NEC Networks & System Integration Corp.	9,100	198,351
NET One Systems Co., Ltd.	31,600	223,489
Neturen Co., Ltd.	9,800	70,766
New Japan Chemical Co., Ltd. (c)	9,900	19,321
New Japan Radio Co., Ltd. (c)	6,000	35,570
Next Co., Ltd.	17,000	119,053
Nexyz Corp.	1,300	8,049
Nice Holdings, Inc. (a)	40,000	66,732
Nichi-iko Pharmaceutical Co., Ltd.	13,200	357,313
Nichia Steel Works, Ltd.	13,000	32,796
Nichias Corp. (a)	33,000	204,366
Nichiban Co., Ltd.	8,000	39,228
Nichicon Corp.	23,900	193,994
Nichiden Corp.	3,100	77,131
Nichiha Corp.	9,600	147,366
Nichii Gakkan Co. (a)	17,500	140,619
Nichimo Co., Ltd.	16,000	25,740
Nichirei Corp.	95,000	659,699
Nichireki Co., Ltd.	9,000	75,115
Nifco, Inc. (a)	8,600	372,879
NIFTY Corp.	3,400	41,162
Nihon Chouzai Co., Ltd.	980	47,689
Nihon Dempa Kogyo Co., Ltd.	7,600	56,707
Nihon Eslead Corp.	2,700	28,008
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,828
Nihon M&A Center, Inc.	11,700	483,690
Nihon Nohyaku Co., Ltd.	14,000	135,850
Nihon Parkerizing Co., Ltd.	31,600	320,656
Nihon Plast Co., Ltd.	2,500	18,435
Nihon Tokushu Toryo Co., Ltd.	2,200	15,702
Nihon Trim Co., Ltd.	2,200	57,942
Nihon Unisys, Ltd. (a)	18,100	186,179
Nihon Yamamura Glass Co., Ltd.	45,000	69,851
Nikkato Corp.	300	1,049
Nikkiso Co., Ltd.	21,500	225,440
Nikko Co., Ltd.	9,000	32,261
Nippon Air Conditioning Service Co., Ltd.	6,000	52,128
Nippon Beet Sugar Manufacturing Co., Ltd.	50,000	82,512
Nippon Carbide Industries Co., Inc.	23,000	41,681
Nippon Carbon Co., Ltd. (a)	39,000	128,655
Nippon Ceramic Co., Ltd. (a)	5,200	72,444
Nippon Chemi-Con Corp.	59,000	177,730
Nippon Chemical Industrial Co., Ltd.	30,000	57,526
Nippon Chemiphar Co., Ltd.	8,000	40,620

See accompanying notes to financial statements.

MSF-23

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Chutetsukan KK	2,000	$3,705
Nippon Coke & Engineering Co., Ltd.	71,000	68,431
Nippon Concrete Industries Co., Ltd. (a)	14,000	55,219
Nippon Conveyor Co., Ltd. (a)	11,000	17,612
Nippon Denko Co., Ltd. (a)	56,465	131,416
Nippon Densetsu Kogyo Co., Ltd.	14,700	258,594
Nippon Felt Co., Ltd.	8,600	37,157
Nippon Filcon Co., Ltd.	5,200	23,200
Nippon Fine Chemical Co., Ltd.	5,800	44,707
Nippon Flour Mills Co., Ltd.	45,000	272,338
Nippon Gas Co., Ltd.	11,500	359,221
Nippon Hume Corp.	8,200	55,970
Nippon Kanzai Co., Ltd.	3,300	74,699
Nippon Kasei Chemical Co., Ltd.	18,000	22,191
Nippon Kinzoku Co., Ltd. (c)	19,000	24,349
Nippon Kodoshi Corp.	1,600	16,315
Nippon Koei Co., Ltd.	31,000	122,015
Nippon Konpo Unyu Soko Co., Ltd.	22,600	393,494
Nippon Koshuha Steel Co., Ltd.	31,000	29,114
Nippon Light Metal Holdings Co., Ltd.	198,000	342,585
Nippon Parking Development Co., Ltd.	75,700	109,892
Nippon Pillar Packing Co., Ltd.	9,600	85,837
Nippon Piston Ring Co., Ltd.	32,000	60,040
Nippon Rietec Co., Ltd. (a)	7,000	49,289
Nippon Road Co., Ltd. (The)	27,000	135,346
Nippon Seiki Co., Ltd.	15,000	298,075
Nippon Seiro Co., Ltd.	2,000	4,410
Nippon Seisen Co., Ltd. (a)	10,000	48,609
Nippon Sharyo, Ltd. (a)	26,000	70,066
Nippon Sheet Glass Co., Ltd. (a) (c)	330,000	350,184
Nippon Signal Co., Ltd.	20,700	227,650
Nippon Soda Co., Ltd.	50,000	321,295
Nippon Steel & Sumikin Bussan Corp.	51,960	189,544
Nippon Steel & Sumikin Texeng	21,000	114,151
Nippon Suisan Kaisha, Ltd.	82,900	236,953
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,000	122,152
Nippon Systemware Co., Ltd.	1,300	10,766
Nippon Thompson Co., Ltd. (a)	27,000	151,264
Nippon Valqua Industries, Ltd.	30,000	81,014
Nippon Yakin Kogyo Co., Ltd. (a) (c)	54,000	101,374
Nipro Corp.	38,800	396,385
Nishi-Nippon Railroad Co., Ltd.	47,000	215,687
Nishikawa Rubber Co., Ltd.	1,200	19,409
Nishimatsu Construction Co., Ltd. (a)	104,000	389,873
Nishimatsuya Chain Co., Ltd.	16,100	161,919
Nishio Rent All Co., Ltd.	4,400	110,169
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	33,192
Nissei ASB Machine Co., Ltd.	2,100	41,379
Nissei Build Kogyo Co., Ltd.	22,000	69,699
Nissei Corp.	3,700	34,663
Nissei Plastic Industrial Co., Ltd.	7,100	64,952
Nissha Printing Co., Ltd. (a)	8,700	148,542
Nisshin Fudosan Co.	15,200	54,365
Nisshin Oillio Group, Ltd. (The)	51,000	209,126
Nisshin Steel Holdings Co., Ltd. (a)	35,596	441,436
Nisshinbo Holdings, Inc.	47,000	525,326
Nissin Corp.	30,000	89,771

Japan—(Continued)
Nissin Electric Co., Ltd.	18,000	127,733
Nissin Kogyo Co., Ltd.	16,400	270,675
Nissui Pharmaceutical Co., Ltd.	6,000	68,459
Nitta Corp.	6,800	188,525
Nitta Gelatin, Inc.	4,500	27,128
Nittan Valve Co., Ltd.	6,300	24,265
Nittetsu Mining Co., Ltd.	25,000	122,205
Nitto Boseki Co., Ltd.	49,000	216,041
Nitto FC Co., Ltd.	4,500	29,004
Nitto Fuji Flour Milling Co., Ltd.	4,000	11,205
Nitto Kogyo Corp.	9,000	202,526
Nitto Kohki Co., Ltd.	4,700	106,440
Nitto Seiko Co., Ltd.	15,000	41,736
Nittoc Construction Co., Ltd. (a)	13,550	53,409
Nittoku Engineering Co., Ltd.	5,200	54,240
NJS Co., Ltd.	3,300	41,506
Noevir Holdings Co., Ltd.	4,800	103,507
NOF Corp.	52,000	417,400
Nohmi Bosai, Ltd.	7,000	83,307
Nojima Corp.	4,200	47,629
Nomura Co., Ltd.	13,000	157,714
Noritake Co., Ltd.	56,000	130,919
Noritsu Koki Co., Ltd.	4,000	23,004
Noritz Corp.	12,400	233,837
North Pacific Bank, Ltd.	122,400	545,092
NS Solutions Corp.	5,100	170,057
NS United Kaiun Kaisha, Ltd.	41,000	88,732
NSD Co., Ltd.	10,670	140,951
Nuflare Technology, Inc. (a)	800	34,909
Obara Group, Inc.	4,800	257,946
Obayashi Road Corp.	10,000	53,696
Odelic Co., Ltd.	1,000	32,608
Oenon Holdings, Inc.	21,000	37,640
Ogaki Kyoritsu Bank, Ltd. (The)	140,000	511,098
Ohara, Inc.	4,700	23,900
Ohashi Technica, Inc.	4,600	61,242
Ohsho Food Service Corp.	3,600	124,091
Oiles Corp.	9,600	181,885
Oita Bank, Ltd. (The)	75,000	319,588
Oizumi Corp. (c)	2,900	18,307
Okabe Co., Ltd.	16,000	125,386
Okamoto Industries, Inc.	33,000	123,448
Okamoto Machine Tool Works, Ltd.	14,000	20,829
Okamura Corp.	26,300	228,945
Okaya Electric Industries Co., Ltd.	8,900	31,023
Oki Electric Industry Co., Ltd.	227,000	476,047
Okinawa Cellular Telephone Co.	4,900	143,070
Okinawa Electric Power Co., Inc. (The)	8,550	215,181
OKK Corp.	41,000	63,282
OKUMA Corp.	50,000	564,417
Okumura Corp. (a)	63,000	321,499
Okura Industrial Co., Ltd.	26,000	73,634
Okuwa Co., Ltd. (a)	10,000	84,757
Olympic Corp.	4,900	31,395
ONO Sokki Co., Ltd.	4,200	34,011
Onoken Co., Ltd.	7,400	74,078
Onward Holdings Co., Ltd. (a)	49,000	337,278

See accompanying notes to financial statements.

MSF-24

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Open House Co., Ltd.	4,200	$71,739
OPT Holding, Inc.	4,700	25,839
Optex Co., Ltd.	5,200	107,213
Organo Corp.	18,000	76,428
Origin Electric Co., Ltd.	17,000	61,589
Osaka Organic Chemical Industry, Ltd.	5,900	29,249
Osaka Steel Co., Ltd.	5,900	109,571
OSAKA Titanium Technologies Co., Ltd. (a)	6,500	174,505
Osaki Electric Co., Ltd.	11,000	60,349
OSG Corp. (a)	22,700	486,330
Otsuka Kagu, Ltd. (a)	5,500	78,999
OUG Holdings, Inc.	7,000	14,527
Outsourcing, Inc.	3,100	53,068
Oyo Corp.	7,400	99,716
Pacific Industrial Co., Ltd. (a)	18,800	179,620
Pacific Metals Co., Ltd. (a) (c)	72,000	218,739
Pack Corp. (The)	5,600	111,840
Pal Co., Ltd.	3,800	124,716
Paltac Corp.	12,650	223,545
PanaHome Corp.	32,000	227,600
Panasonic Industrial Devices SUNX Co., Ltd.	6,800	46,341
Panasonic Information Systems	1,700	58,366
Paramount Bed Holdings Co., Ltd.	6,000	177,034
Parco Co., Ltd.	8,100	80,262
Paris Miki Holdings, Inc.	17,000	66,516
Pasco Corp.	6,000	16,569
Pasona Group, Inc.	9,000	83,504
Penta-Ocean Construction Co., Ltd.	96,700	400,427
PIA Corp.	300	5,563
Pilot Corp.	10,800	423,683
Piolax, Inc.	3,500	179,283
Pioneer Corp. (c)	117,700	214,327
Plenus Co., Ltd.	7,800	140,412
Press Kogyo Co., Ltd. (a)	37,000	172,837
Pressance Corp.	2,600	87,019
Prestige International, Inc.	6,700	51,366
Prima Meat Packers, Ltd.	48,000	147,925
Pronexus, Inc.	9,000	57,927
Proto Corp.	5,300	85,376
PS Mitsubishi Construction Co., Ltd.	8,800	29,677
Qol Co., Ltd.	3,400	45,417
Raito Kogyo Co., Ltd.	18,200	147,548
Rasa Industries, Ltd. (c)	26,000	31,641
Relo Holdings, Inc.	3,400	338,727
Renaissance, Inc.	5,100	54,627
Rengo Co., Ltd. (a)	81,000	336,914
Renown, Inc. (a) (c)	29,200	48,357
Resort Solution Co., Ltd.	4,000	10,610
Rheon Automatic Machinery Co., Ltd.	5,000	22,829
Rhythm Watch Co., Ltd.	30,000	41,652
Riberesute Corp.	4,300	29,538
Ricoh Leasing Co., Ltd.	6,400	196,218
Right On Co., Ltd.	5,900	48,706
Riken Corp.	35,000	134,902
Riken Keiki Co., Ltd.	6,000	68,605
Riken Technos Corp.	15,000	60,278

Japan—(Continued)
Riken Vitamin Co., Ltd. (a)	2,700	86,313
Ringer Hut Co., Ltd.	4,200	89,094
Rion Co., Ltd.	2,200	33,553
Riso Kagaku Corp.	9,958	188,162
Riso Kyoiku Co., Ltd. (a) (c)	11,590	29,557
Rock Field Co., Ltd. (a)	4,400	104,739
Rohto Pharmaceutical Co., Ltd. (a)	30,100	496,914
Rokko Butter Co., Ltd.	4,400	59,396
Roland DG Corp.	3,000	84,652
Round One Corp.	28,300	137,991
Royal Holdings Co., Ltd. (a)	9,600	159,929
Ryobi, Ltd.	47,000	183,362
Ryoden Trading Co., Ltd.	16,000	127,716
Ryosan Co., Ltd.	14,000	368,039
Ryoyo Electro Corp.	8,600	110,660
S Foods, Inc.	4,100	82,975
S&B Foods, Inc.	600	24,094
Sac’s Bar Holdings, Inc.	6,850	123,390
Saibu Gas Co., Ltd. (a)	136,000	324,264
Saizeriya Co., Ltd. (a)	10,300	228,392
Sakai Chemical Industry Co., Ltd.	42,000	150,425
Sakai Heavy Industries, Ltd.	14,000	30,203
Sakai Moving Service Co., Ltd.	1,300	50,842
Sakai Ovex Co., Ltd.	16,000	27,573
Sakata INX Corp.	11,800	104,263
Sakata Seed Corp.	11,800	224,958
Sala Corp.	12,900	63,592
SAMTY Co., Ltd.	2,600	19,968
San Holdings, Inc.	2,500	35,432
San-A Co., Ltd.	6,200	275,119
San-Ai Oil Co., Ltd.	25,000	162,111
San-In Godo Bank, Ltd. (The)	59,000	568,974
Sanden Holdings Corp.	42,000	195,482
Sanei Architecture Planning Co., Ltd.	4,300	37,420
Sangetsu Co., Ltd.	21,200	323,033
Sanken Electric Co., Ltd.	37,000	229,351
Sanki Engineering Co., Ltd. (a)	23,700	187,011
Sanko Marketing Foods Co., Ltd. (a)	3,100	23,525
Sanko Metal Industrial Co., Ltd.	10,000	19,930
Sankyo Frontier Co., Ltd.	2,000	16,491
Sankyo Seiko Co., Ltd.	16,300	67,487
Sankyo Tateyama, Inc.	11,200	189,172
Sankyu, Inc.	96,000	524,349
Sanoh Industrial Co., Ltd.	10,100	68,374
Sanshin Electronics Co., Ltd.	12,800	130,733
Sanwa Holdings Corp.	62,200	522,887
Sanyo Chemical Industries, Ltd.	21,000	147,515
Sanyo Denki Co., Ltd.	16,000	128,152
Sanyo Electric Railway Co., Ltd.	20,000	77,115
Sanyo Housing Nagoya Co., Ltd. (a)	3,000	30,412
Sanyo Industries, Ltd.	13,000	23,278
Sanyo Shokai, Ltd.	51,000	141,057
Sanyo Special Steel Co., Ltd.	47,000	218,754
Sapporo Holdings, Ltd.	105,000	390,201
Sata Construction Co., Ltd.	13,000	14,007
Sato Holdings Corp.	6,900	194,917
Sato Restaurant Systems Co., Ltd. (a)	4,800	36,024

See accompanying notes to financial statements.

MSF-25

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sato Shoji Corp.	6,500	$43,308
Satori Electric Co., Ltd.	7,100	51,414
Sawada Holdings Co., Ltd.	10,300	99,656
Saxa Holdings, Inc. (a)	24,000	45,595
SBS Holdings, Inc.	6,900	55,959
SCREEN Holdings Co., Ltd. (a)	57,000	361,776
Scroll Corp.	15,700	38,603
SEC Carbon, Ltd.	7,000	21,614
Secom Joshinetsu Co., Ltd.	900	27,865
Seibu Electric Industry Co., Ltd.	12,000	45,109
Seika Corp.	28,000	74,735
Seikitokyu Kogyo Co., Ltd.	12,500	57,383
Seiko Holdings Corp. (a)	44,000	222,734
Seiren Co., Ltd.	19,100	201,977
Sekisui Jushi Corp.	12,900	167,745
Sekisui Plastics Co., Ltd.	24,000	87,998
Senko Co., Ltd. (a)	31,000	196,138
Senshu Electric Co., Ltd.	2,400	40,744
Senshu Ikeda Holdings, Inc.	84,000	381,511
Senshukai Co., Ltd. (a)	13,800	96,741
Septeni Holdings Co., Ltd.	5,500	61,565
Seria Co., Ltd.	6,500	246,772
Shibaura Electronics Co., Ltd.	2,800	46,686
Shibaura Mechatronics Corp. (a)	18,000	41,894
Shibusawa Warehouse Co., Ltd. (The)	25,000	71,457
Shibuya Kogyo Co., Ltd.	6,500	116,567
Shidax Corp. (a)	9,600	40,942
Shiga Bank, Ltd. (The)	89,000	479,754
Shikibo, Ltd.	56,000	59,002
Shikoku Bank, Ltd. (The)	95,000	216,442
Shikoku Chemicals Corp.	16,000	138,922
Shima Seiki Manufacturing, Ltd.	11,900	189,584
Shimachu Co., Ltd.	20,500	590,071
SHIMANE BANK, Ltd. (The)	2,500	32,709
Shimizu Bank, Ltd. (The)	4,900	135,063
Shimojima Co., Ltd.	6,300	53,713
Shin Nippon Air Technologies Co., Ltd.	7,300	64,201
Shin-Etsu Polymer Co., Ltd.	22,600	107,587
Shin-Keisei Electric Railway Co., Ltd.	23,000	76,932
Shinagawa Refractories Co., Ltd.	20,000	47,623
Shindengen Electric Manufacturing Co., Ltd. (a)	28,000	140,161
Shinkawa, Ltd. (c)	5,300	47,036
Shinko Electric Industries Co., Ltd.	27,600	198,847
Shinko Plantech Co., Ltd.	16,100	141,954
Shinko Shoji Co., Ltd.	7,700	81,431
Shinko Wire Co., Ltd.	12,000	16,762
Shinmaywa Industries, Ltd.	34,000	311,012
Shinnihon Corp.	14,000	64,933
Shinsho Corp.	14,000	32,338
Shinwa Co., Ltd.	3,900	69,003
Ship Healthcare Holdings, Inc.	14,200	293,374
Shiroki Corp.	31,000	93,411
Shizuki Electric Co., Inc.	8,000	45,012
Shizuoka Gas Co., Ltd.	21,300	148,490
Shobunsha Publications, Inc.	6,700	47,508
Shochiku Co., Ltd.	3,000	26,854
Shoei Foods Corp.	4,300	44,807

Japan—(Continued)
Shofu, Inc.	3,900	42,771
Shoko Co., Ltd. (a)	39,000	37,267
Showa Aircraft Industry Co., Ltd.	4,000	40,254
Showa Corp.	17,600	174,910
Showa Sangyo Co., Ltd.	33,000	134,760
Siix Corp. (a)	5,200	136,378
Sinanen Co., Ltd.	18,000	70,708
Sinfonia Technology Co., Ltd.	42,000	85,029
Sinko Industries, Ltd.	6,400	64,297
Sintokogio, Ltd.	21,100	186,678
SKY Perfect JSAT Holdings, Inc.	29,800	159,659
SMK Corp.	23,000	92,270
SMS Co., Ltd.	7,900	104,313
SNT Corp.	7,800	39,872
Soda Nikka Co., Ltd.	7,000	30,504
Sodick Co., Ltd. (a)	16,800	137,496
Soft99 Corp. (a)	5,100	33,805
Softbank Technology Corp.	1,600	18,658
Software Service, Inc.	1,500	65,926
Sogo Medical Co., Ltd.	2,400	67,514
Soshin Electric Co., Ltd.	1,500	4,946
Sotoh Co., Ltd.	4,300	36,218
Space Co., Ltd.	5,800	58,281
Sparx Group Co., Ltd. (a)	35,900	75,309
SPK Corp.	2,500	49,029
SRA Holdings	3,700	69,412
Srg Takamiya Co., Ltd. (a)	5,200	30,436
ST Corp.	6,900	62,041
St. Marc Holdings Co., Ltd.	5,500	181,002
Star Micronics Co., Ltd. (a)	12,600	214,835
Starts Corp., Inc.	5,800	90,240
Starzen Co., Ltd.	28,000	87,805
Stella Chemifa Corp.	5,600	59,460
Step Co., Ltd.	4,100	34,728
Studio Alice Co., Ltd. (a)	2,900	50,915
Subaru Enterprise Co., Ltd.	1,000	3,545
Sugimoto & Co., Ltd.	3,800	46,564
Sumida Corp.	6,300	47,660
Suminoe Textile Co., Ltd.	23,000	63,678
Sumitomo Bakelite Co., Ltd.	84,000	380,166
Sumitomo Densetsu Co., Ltd.	7,700	110,683
Sumitomo Mitsui Construction Co., Ltd.	260,300	339,618
Sumitomo Osaka Cement Co., Ltd.	159,000	588,021
Sumitomo Precision Products Co., Ltd. (a)	12,000	44,753
Sumitomo Real Estate Sales Co., Ltd.	5,960	150,357
Sumitomo Riko Co., Ltd.	16,700	133,017
Sumitomo Seika Chemicals Co., Ltd.	18,000	118,173
Sumitomo Warehouse Co., Ltd. (The)	53,000	295,962
Sun Frontier Fudousan Co., Ltd. (a)	7,600	61,546
Sun-Wa Technos Corp.	3,900	44,454
Suncall Corp.	11,000	63,443
SWCC Showa Holdings Co., Ltd. (a) (c)	116,000	89,942
Systena Corp.	6,700	57,458
T Hasegawa Co., Ltd.	9,100	131,917
T RAD Co., Ltd.	36,000	71,457
T&K Toka Co., Ltd. (a)	5,000	92,717
T-Gaia Corp.	8,400	132,899

See accompanying notes to financial statements.

MSF-26

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tabuchi Electric Co., Ltd. (a)	8,900	$82,891
Tachi-S Co., Ltd. (a)	10,300	147,005
Tachibana Eletech Co., Ltd.	5,640	65,717
Tadano, Ltd.	38,000	567,581
Taihei Dengyo Kaisha, Ltd.	12,000	118,317
Taiheiyo Kouhatsu, Inc.	21,000	16,461
Taiho Kogyo Co., Ltd.	7,800	103,678
Taikisha, Ltd.	9,800	236,362
Taiko Bank, Ltd. (The)	41,000	80,925
Taiko Pharmaceutical Co., Ltd.	2,300	33,622
Taisei Lamick Co., Ltd. (a)	2,200	51,500
Taiyo Holdings Co., Ltd.	5,700	238,184
Taiyo Yuden Co., Ltd.	26,600	372,974
Takachiho Koheki Co., Ltd.	400	3,607
Takagi Securities Co., Ltd.	18,000	34,967
Takamatsu Construction Group Co., Ltd.	5,400	117,925
Takano Co., Ltd.	6,000	44,276
Takaoka Toko Co., Ltd.	5,365	71,343
Takara Holdings, Inc.	34,300	268,230
Takara Leben Co., Ltd.	32,000	190,445
Takara Printing Co., Ltd. (a)	3,100	28,746
Takara Standard Co., Ltd.	39,000	276,030
Takasago International Corp.	32,000	133,800
Takasago Thermal Engineering Co., Ltd.	20,900	253,266
Takashima & Co., Ltd.	25,000	55,553
Takata Corp. (a) (c)	14,300	155,695
Take And Give Needs Co., Ltd.	4,010	26,178
Takeei Corp.	8,200	83,023
Takeuchi Manufacturing Co., Ltd.	3,700	211,957
Takihyo Co., Ltd.	13,000	50,548
Takiron Co., Ltd.	21,000	93,308
Takisawa Machine Tool Co., Ltd.	22,000	43,111
Takuma Co., Ltd.	26,000	165,580
Tama Home Co., Ltd. (a)	8,500	36,659
Tamron Co., Ltd.	6,000	126,528
Tamura Corp.	26,000	103,640
Tanseisha Co., Ltd.	9,100	105,437
TASAKI & Co., Ltd. (c)	800	18,500
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	70,535
Tayca Corp.	12,000	48,096
TBK Co., Ltd.	8,000	36,775
Teac Corp. (a) (c)	40,000	15,343
TECHNO ASSOCIE Co., Ltd.	300	2,962
Techno Medica Co., Ltd.	2,400	56,737
Techno Ryowa, Ltd.	4,800	28,227
Teikoku Electric Manufacturing Co., Ltd.	6,800	58,935
Teikoku Sen-I Co., Ltd.	6,900	98,234
Teikoku Tsushin Kogyo Co., Ltd.	24,000	44,982
Ten Allied Co., Ltd. (c)	2,600	8,321
Tenma Corp.	6,200	106,590
Teraoka Seisakusho Co., Ltd.	200	817
Tigers Polymer Corp.	2,200	14,717
TKC Corp.	7,600	215,072
Toa Corp.	9,600	100,948
Toa Corp.	82,000	132,557
Toa Oil Co., Ltd.	32,000	40,516
TOA ROAD Corp.	18,000	69,828

Japan—(Continued)
Toabo Corp.	3,400	19,737
Toagosei Co., Ltd.	37,000	308,425
Tobishima Corp. (a) (c)	62,200	107,182
Tobu Store Co., Ltd.	11,000	28,942
TOC Co., Ltd.	18,000	125,221
Tocalo Co., Ltd.	4,800	112,341
Tochigi Bank, Ltd. (The)	45,000	256,465
Toda Corp.	81,000	371,384
Toda Kogyo Corp.	11,000	30,271
Toei Animation Co., Ltd. (a)	2,500	84,466
Toei Co., Ltd.	28,000	199,588
Toenec Corp.	18,000	111,622
Toho Bank, Ltd. (The)	83,000	370,774
Toho Co., Ltd.	20,000	81,883
Toho Holdings Co., Ltd. (a)	20,600	473,562
Toho Zinc Co., Ltd.	50,000	156,361
Tohoku Bank, Ltd. (The)	56,000	77,763
Tohokushinsha Film Corp.	4,800	39,064
Tohto Suisan Co., Ltd.	14,000	23,433
Tokai Carbon Co., Ltd.	68,000	213,198
Tokai Corp.	3,900	141,257
TOKAI Holdings Corp.	34,500	140,313
Tokai Lease Co., Ltd.	16,000	30,719
Tokai Rika Co., Ltd.	8,800	219,283
Token Corp.	3,160	199,429
Toko, Inc.	11,000	30,002
Tokushu Tokai Paper Co., Ltd.	39,000	97,112
Tokuyama Corp. (a) (c)	106,000	203,767
Tokyo Dome Corp.	62,000	257,668
Tokyo Electron Device, Ltd.	2,400	33,241
Tokyo Energy & Systems, Inc.	10,000	101,662
Tokyo Individualized Educational Institute, Inc.	5,000	26,365
Tokyo Keiki, Inc.	21,000	45,284
Tokyo Ohka Kogyo Co., Ltd.	13,100	371,649
Tokyo Rakutenchi Co., Ltd.	17,000	70,266
Tokyo Rope Manufacturing Co., Ltd. (a) (c)	46,000	84,848
Tokyo Sangyo Co., Ltd.	12,000	49,404
Tokyo Seimitsu Co., Ltd.	13,800	301,513
Tokyo Steel Manufacturing Co., Ltd.	36,800	269,688
Tokyo Tekko Co., Ltd.	17,000	86,379
Tokyo Theatres Co., Inc.	42,000	48,484
Tokyo TY Financial Group, Inc.	9,724	330,118
Tokyotokeiba Co., Ltd.	31,000	73,424
Tokyu Recreation Co., Ltd.	6,000	37,601
Toli Corp.	20,000	53,500
Tomato Bank, Ltd.	55,000	90,083
Tomen Devices Corp.	1,500	26,041
Tomoe Corp.	12,500	42,931
Tomoe Engineering Co., Ltd.	2,100	28,569
Tomoegawa Co., Ltd.	12,000	24,412
Tomoku Co., Ltd.	31,000	71,279
TOMONY Holdings, Inc.	69,000	316,361
Tomy Co., Ltd. (a)	24,400	127,233
Tonami Holdings Co., Ltd.	22,000	69,997
Toppan Forms Co., Ltd.	19,800	272,588
Topre Corp.	15,300	276,075
Topy Industries, Ltd.	91,000	232,575

See accompanying notes to financial statements.

MSF-27

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toridoll.corp	6,900	$91,223
Torigoe Co., Ltd. (The)	9,200	53,329
Torii Pharmaceutical Co., Ltd.	3,600	95,520
Torishima Pump Manufacturing Co., Ltd. (a)	9,700	75,631
Tosei Corp.	13,200	94,022
Toshiba Machine Co., Ltd.	42,000	192,970
Toshiba Plant Systems & Services Corp.	14,100	171,919
Toshiba TEC Corp.	13,000	70,221
Tosho Co., Ltd.	2,400	55,886
Tosho Printing Co., Ltd.	14,000	47,101
Totetsu Kogyo Co., Ltd.	8,400	173,922
Tottori Bank, Ltd. (The)	37,000	69,212
Toukei Computer Co., Ltd.	1,400	23,042
Tow Co., Ltd.	3,600	17,573
Towa Bank, Ltd. (The)	115,000	112,725
Towa Corp.	8,000	64,119
Towa Pharmaceutical Co., Ltd.	2,800	179,996
Toyo Construction Co., Ltd.	25,499	95,998
Toyo Corp.	9,600	80,745
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	16,000	57,409
Toyo Engineering Corp. (a)	38,000	90,343
Toyo Ink SC Holdings Co., Ltd.	76,000	304,701
Toyo Kanetsu KK	48,000	87,116
Toyo Kohan Co., Ltd.	16,000	79,191
Toyo Machinery & Metal Co., Ltd.	7,800	33,165
Toyo Securities Co., Ltd.	23,000	71,715
Toyo Sugar Refining Co., Ltd.	9,000	7,711
Toyo Tanso Co., Ltd. (a)	5,300	88,368
Toyo Wharf & Warehouse Co., Ltd.	25,000	42,845
Toyobo Co., Ltd. (a)	332,000	528,732
TPR Co., Ltd. (a)	7,300	219,303
Trancom Co., Ltd.	2,600	142,758
Transcosmos, Inc.	8,100	215,424
Trusco Nakayama Corp.	7,200	244,899
Trust Tech, Inc.	1,500	28,395
TS Tech Co., Ltd.	2,600	69,527
TSI Holdings Co., Ltd.	28,205	195,051
Tsubakimoto Chain Co.	47,000	459,387
Tsubakimoto Kogyo Co., Ltd.	8,000	25,094
Tsudakoma Corp. (c)	16,000	18,974
Tsugami Corp.	25,000	137,577
Tsukada Global Holdings, Inc. (a)	7,200	45,072
Tsukamoto Corp. Co., Ltd.	21,000	26,237
Tsukishima Kikai Co., Ltd. (a)	8,600	91,117
Tsukuba Bank, Ltd. (The)	34,500	115,765
Tsukui Corp. (a)	9,400	73,649
Tsumura & Co.	6,600	141,854
Tsurumi Manufacturing Co., Ltd.	6,100	96,474
Tsutsumi Jewelry Co., Ltd.	3,800	89,286
TTK Co., Ltd. (a)	4,000	16,140
TV Tokyo Holdings Corp.	3,700	58,783
TYK Corp.	6,000	10,775
Tyo, Inc.	9,600	15,834
U-Shin, Ltd. (a)	11,400	70,025
UACJ Corp. (a)	110,850	280,421
Ube Industries, Ltd.	229,000	431,888

Japan—(Continued)
Uchida Yoko Co., Ltd.	21,000	75,481
Ueki Corp.	11,000	22,191
UKC Holdings Corp.	5,000	106,935
Ulvac, Inc.	15,600	239,736
Uniden Corp.	25,000	47,756
Union Tool Co. (a)	3,400	109,163
Unipres Corp.	13,900	290,384
United Arrows, Ltd. (a)	6,900	217,654
United Super Markets Holdings, Inc. (c)	22,300	191,726
Unitika, Ltd. (c)	156,000	73,876
Universal Entertainment Corp. (a)	8,600	194,568
UNY Group Holdings Co., Ltd.	98,800	637,048
Usen Corp. (c)	41,400	119,013
Ushio, Inc.	39,000	507,607
UT Holdings Co., Ltd. (a) (c)	9,800	48,648
Utoc Corp.	5,100	22,736
Valor Co., Ltd.	12,300	307,273
Village Vanguard Co., Ltd. (a)	2,300	27,897
Vital KSK Holdings, Inc. (a)	14,200	102,972
Vitec Co., Ltd.	3,700	40,550
VT Holdings Co., Ltd.	27,500	164,507
Wacoal Holdings Corp.	29,000	338,885
Wacom Co., Ltd. (a)	49,500	179,638
Wakachiku Construction Co., Ltd.	46,000	65,738
Wakamoto Pharmaceutical Co., Ltd.	9,000	21,024
Wakita & Co., Ltd.	15,300	155,923
Warabeya Nichiyo Co., Ltd.	5,000	120,330
Watabe Wedding Corp. (c)	4,400	17,564
WATAMI Co., Ltd. (a) (c)	7,600	62,614
Weathernews, Inc.	2,400	75,650
Welcia Holdings Co., Ltd.	2,600	118,659
Wellnet Corp.	2,300	54,852
West Holdings Corp.	7,200	51,926
Wood One Co., Ltd.	19,000	43,905
Wowow, Inc.	2,200	68,100
Xebio Co., Ltd. (a)	8,700	169,533
Y. A. C. Co., Ltd.	4,900	40,090
Yachiyo Industry Co., Ltd.	3,900	34,425
Yahagi Construction Co., Ltd.	12,000	84,839
Yaizu Suisankagaku Industry Co., Ltd.	4,400	36,251
YAMABIKO Corp.	3,200	146,211
Yamagata Bank, Ltd. (The) (a)	52,000	227,168
Yamaichi Electronics Co., Ltd.	8,200	88,378
Yamanashi Chuo Bank, Ltd. (The)	71,000	335,667
Yamatane Corp.	34,000	59,188
Yamato Corp.	9,000	30,501
Yamato International, Inc.	6,700	23,254
Yamaya Corp.	1,150	19,268
Yamazawa Co., Ltd.	1,000	14,247
Yamazen Corp.	19,500	177,861
Yaoko Co., Ltd.	5,200	241,233
Yashima Denki Co., Ltd. (a)	7,500	36,542
Yasuda Logistics Corp.	7,400	61,027
Yellow Hat, Ltd.	6,200	120,624
Yodogawa Steel Works, Ltd. (a)	38,000	166,032
Yokogawa Bridge Holdings Corp. (a)	12,800	127,568
Yokohama Reito Co., Ltd. (a)	18,600	144,934

See accompanying notes to financial statements.

MSF-28

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yokowo Co., Ltd.	7,900	$46,883
Yomeishu Seizo Co., Ltd.	6,000	49,578
Yomiuri Land Co., Ltd.	13,000	45,426
Yondenko Corp.	8,000	28,789
Yondoshi Holding, Inc.	6,000	145,548
Yonekyu Corp.	800	14,326
Yonex Co., Ltd. (a)	3,300	53,931
Yorozu Corp.	7,900	174,169
Yoshinoya Holdings Co., Ltd.	17,300	209,557
Yuasa Funashoku Co., Ltd.	13,000	44,393
Yuasa Trading Co., Ltd.	6,700	160,317
Yuken Kogyo Co., Ltd.	17,000	37,623
Yuki Gosei Kogyo Co., Ltd.	6,000	13,526
Yumeshin Holdings Co., Ltd. (a)	10,100	64,320
Yurtec Corp.	17,000	122,802
Yusen Logistics Co., Ltd.	7,100	82,156
Yushiro Chemical Industry Co., Ltd.	3,700	44,067
Yutaka Giken Co., Ltd.	600	13,042
Zappallas, Inc.	4,900	23,446
Zenrin Co., Ltd.	9,400	122,997
Zensho Holdings Co., Ltd. (a) (c)	35,300	335,913
ZERIA Pharmaceutical Co., Ltd. (a)	9,200	134,175
Zojirushi Corp.	12,000	184,884
Zuiko Corp.	1,000	34,476
Zuken, Inc.	7,200	71,614

		167,946,297

Luxembourg—0.0%
d’Amico International Shipping S.A. (c)	34,078	22,264
L’Occitane International S.A.	13,500	38,473

		60,737

Macau—0.0%
Macau Legend Development, Ltd. (a) (c)	126,000	41,116

Netherlands—2.4%
Aalberts Industries NV	53,139	1,583,498
Accell Group	11,097	205,971
AMG Advanced Metallurgical Group NV (c)	12,258	106,856
Amsterdam Commodities NV	8,120	205,318
APERAM S.A. (c)	33,328	1,344,772
Arcadis NV	33,193	912,221
ASM International NV	19,662	911,702
Ballast Nedam NV (c)	2,716	4,908
BE Semiconductor Industries NV	23,461	656,330
Beter Bed Holding NV	7,490	188,184
BinckBank NV	28,201	269,661
Brack Capital Properties NV (c)	442	27,020
Brunel International NV (a)	10,850	215,090
Corbion NV	21,805	432,267
Delta Lloyd NV	97,532	1,604,426
DOCdata NV	1,139	23,857
Fugro NV (c)	4,189	91,686
Grontmij (a) (c)	37,446	179,400
Heijmans NV (c)	14,562	174,719
Hunter Douglas NV	2,423	108,180

Netherlands—(Continued)
KAS Bank NV	6,580	79,671
Kendrion NV	3,947	115,651
Koninklijke BAM Groep NV (a) (c)	118,667	500,848
Koninklijke Ten Cate NV	16,042	330,586
Macintosh Retail Group NV (c)	7,046	19,450
Mota-Engil Africa NV	3,596	27,002
Nederland Apparatenfabriek	2,384	84,386
Ordina NV (c)	44,115	70,881
PostNL NV (c)	162,817	726,429
QIAGEN NV (c)	29,597	729,430
Royal Imtech NV (a) (c)	10,038	41,433
SBM Offshore NV (a) (c)	79,176	939,294
Sligro Food Group NV	11,098	400,865
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Telegraaf Media Groep NV (c)	13,542	75,301
TKH Group NV	17,476	731,548
TNT Express NV	177,070	1,501,214
TomTom NV (a) (c)	51,405	580,515
USG People NV (a)	43,376	642,216
Van Lanschot NV	45	1,123
Wessanen	48,299	424,887

		17,268,796

New Zealand—1.2%
a2 Milk Co., Ltd. (a) (c)	134,580	64,783
Abano Healthcare Group, Ltd.	880	4,251
Air New Zealand, Ltd.	205,023	354,136
Briscoe Group, Ltd.	13,123	25,790
Chorus, Ltd. (a) (c)	123,561	242,725
Contact Energy, Ltd.	10,788	36,630
Diligent Corp. (c)	19,249	72,226
Ebos Group, Ltd.	45,293	314,528
Fisher & Paykel Healthcare Corp., Ltd.	260,892	1,211,250
Freightways, Ltd.	74,043	291,048
Genesis Energy, Ltd.	6,811	8,027
Hallenstein Glasson Holdings, Ltd.	19,012	43,144
Heartland New Zealand, Ltd.	72,313	57,348
Hellaby Holdings, Ltd.	13,986	28,440
Infratil, Ltd.	290,106	620,193
Kathmandu Holdings, Ltd.	23,984	28,527
Mainfreight, Ltd.	37,244	397,004
Methven, Ltd.	19,898	14,799
Metlifecare, Ltd.	34,148	107,695
Michael Hill International, Ltd.	82,929	59,566
Millennium & Copthorne Hotels New Zealand, Ltd.	7,968	7,667
New Zealand Oil & Gas, Ltd.	131,264	48,902
New Zealand Refining Co., Ltd. (The) (c)	27,432	51,863
Nuplex Industries, Ltd.	105,582	300,387
NZX, Ltd.	114,554	83,845
Opus International Consultants, Ltd.	4,000	3,496
Pacific Edge, Ltd. (c)	17,353	7,055
PGG Wrightson, Ltd.	58,545	18,251
Pike River Coal Co., Ltd. (b) (c) (d)	82,575	0
Port of Tauranga, Ltd. (a)	30,898	362,220
Pumpkin Patch, Ltd. (c)	31,660	4,288
Restaurant Brands New Zealand, Ltd.	55,682	162,295

See accompanying notes to financial statements.

MSF-29

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Rubicon, Ltd. (c)	9,922	$2,015
Ryman Healthcare, Ltd.	152,639	821,033
Sanford, Ltd.	314	1,106
Skellerup Holdings, Ltd. (a)	29,759	26,206
SKY Network Television, Ltd. (a)	114,579	466,497
SKYCITY Entertainment Group, Ltd.	283,721	809,506
Summerset Group Holdings, Ltd.	17,434	42,031
TOWER, Ltd.	59,836	89,175
Trade Me Group, Ltd.	132,253	303,730
TrustPower, Ltd.	13,980	72,182
Vector, Ltd.	151,308	337,374
Warehouse Group, Ltd. (The) (a)	54,373	96,527
Xero, Ltd. (c)	20,773	253,900

		8,353,661

Norway—0.9%
ABG Sundal Collier Holding ASA	130,019	110,745
AF Gruppen ASA	945	12,707
Akastor ASA (a) (c)	13,919	24,692
Aker ASA - A Shares	871	18,767
American Shipping ASA (c)	12,027	62,204
Archer, Ltd. (a) (c)	82,799	28,473
Atea ASA	22,644	202,112
Austevoll Seafood ASA	29,238	153,202
Bionor Pharma ASA (c)	16,875	4,782
Biotec Pharmacon ASA (c)	10,494	23,020
Bonheur ASA	4,316	35,215
BW Offshore, Ltd.	108,665	69,961
Deep Sea Supply plc	40,102	14,545
Det Norske Oljeselskap ASA (a) (c)	34,725	245,798
DOF ASA (c)	21,760	16,610
Ekornes ASA	11,636	141,083
Electromagnetic GeoServices (a) (c)	59,116	13,777
Farstad Shipping ASA	6,040	18,487
Fred Olsen Energy ASA (a) (c)	4,442	30,938
Frontline, Ltd. (a) (c)	36,608	91,463
Ganger Rolf ASA	7,335	60,772
Grieg Seafood ASA	11,731	39,934
Hexagon Composites ASA	24,991	82,650
Hoegh LNG Holdings, Ltd. (a)	13,626	217,368
Kongsberg Automotive ASA (c)	185,093	128,510
Kvaerner ASA	92,750	58,326
Leroy Seafood Group ASA	7,679	250,610
Nordic Semiconductor ASA (a) (c)	76,341	527,819
Norske Skogindustrier ASA (a) (c)	101,549	46,350
Norwegian Air Shuttle A/S (a) (c)	8,166	338,720
Odfjell SE - A Shares (c)	1,949	5,624
Opera Software ASA (a)	21,316	183,936
Panoro Energy ASA (c)	64,409	7,725
Petroleum Geo-Services ASA	55,241	296,906
PhotoCure ASA (c)	5,477	25,424
ProSafe SE (a)	76,897	266,554
Q-Free ASA (c)	24,256	39,765
REC Silicon ASA (a) (c)	643,607	138,365
REC Solar ASA (c)	10,877	147,058
Salmar ASA	8,438	123,493

Norway—(Continued)
Sevan Marine ASA (c)	16,466	39,872
Siem Offshore, Inc.	73,429	16,658
Solstad Offshore ASA	5,178	22,895
Songa Offshore (a) (c)	121,279	22,132
SpareBank 1 SMN	40,946	342,080
SpareBank 1 SR Bank ASA	4,926	32,844
Stolt-Nielsen, Ltd.	5,818	98,757
Storebrand ASA (c)	52,915	217,984
Tomra Systems ASA (a)	59,552	544,854
TTS Group ASA (c)	18,359	11,145
Veidekke ASA	57,200	638,838
Wilh Wilhelmsen ASA (a)	21,003	126,306
Wilh Wilhelmsen Holding ASA	4,777	103,832

		6,522,687

Philippines—0.0%
Del Monte Pacific, Ltd. (c)	77,636	20,429

Portugal—0.5%
Altri SGPS S.A.	49,174	179,101
Banco BPI S.A. (c)	181,563	206,024
Banco Comercial Portugues S.A. - Class R (a) (c)	10,046,492	872,394
Banco Espirito Santo S.A. (b) (c) (d)	89,078	0
Mota-Engil SGPS S.A. (a)	40,942	104,414
NOS SGPS	101,535	811,330
Novabase SGPS S.A.	7,827	21,816
Portucel Empresa Produtora de Pasta e Papel S.A.	106,918	412,354
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	264,719
Semapa-Sociedade de Investimento e Gestao	37,733	509,430
Sonae Industria SGPS S.A. (c)	2,595,000	20,251
Sonae SGPS S.A.	280,308	367,481
Teixeira Duarte S.A. (a)	59,382	35,671

		3,804,985

Singapore—1.2%
Abterra, Ltd. (c)	51,720	21,312
Amtek Engineering, Ltd.	21,000	11,016
ASL Marine Holdings, Ltd.	105,000	31,574
Ausgroup, Ltd. (a) (c)	143,000	21,188
Baker Technology, Ltd.	166,000	28,964
Banyan Tree Holdings, Ltd. (a)	155,000	59,141
Biosensors International Group, Ltd. (c)	473,000	285,959
Bonvests Holdings, Ltd.	18,000	17,829
Boustead Projects Pte, Ltd. (c)	24,607	16,352
Boustead Singapore, Ltd.	82,025	75,896
Breadtalk Group, Ltd.	37,000	37,486
Broadway Industrial Group, Ltd. (c)	156,399	26,053
Bukit Sembawang Estates, Ltd.	72,000	273,370
Bund Center Investment, Ltd.	552,000	81,039
Centurion Corp., Ltd.	38,000	14,939
China Aviation Oil Singapore Corp., Ltd. (a)	153,600	91,803
China Merchants Holdings Pacific, Ltd.	117,600	91,788
Chip Eng Seng Corp., Ltd.	157,000	89,152
Chuan Hup Holdings, Ltd.	125,000	30,599
Cordlife Group, Ltd.	39,000	32,672

See accompanying notes to financial statements.

MSF-30

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Cosco Corp. Singapore, Ltd. (a)	477,000	$169,785
Creative Technology, Ltd.	22,600	21,592
CSC Holdings, Ltd.	284,000	8,028
CSE Global, Ltd.	197,000	87,079
CW Group Holdings, Ltd.	106,000	72,236
CWT, Ltd. (a)	81,000	121,210
Datapulse Technology, Ltd.	106,000	9,173
Delong Holdings, Ltd. (c)	91,000	12,208
DMX Technologies Group, Ltd. (b) (d)	186,000	15,053
Dyna-Mac Holdings, Ltd.	98,000	18,537
Elec & Eltek International Co., Ltd.	23,000	21,851
Eu Yan Sang International, Ltd.	90,000	37,726
Ezion Holdings, Ltd. (a)	397,100	300,693
Ezra Holdings, Ltd. (a) (c)	345,070	43,557
Far East Orchard, Ltd.	74,044	89,794
First Resources, Ltd. (a)	31,100	47,105
First Sponsor Group, Ltd. (a)	8,628	8,130
FJ Benjamin Holdings, Ltd.	106,000	9,051
Food Empire Holdings, Ltd. (c)	54,000	10,349
Fragrance Group, Ltd. (a)	905,500	137,813
Gallant Venture, Ltd. (c)	126,000	22,446
Geo Energy Resources, Ltd. (a) (c)	155,000	23,002
GK Goh Holdings, Ltd.	12,000	8,121
Global Premium Hotels, Ltd. (a)	73,200	18,195
GMG Global, Ltd. (a)	202,200	78,004
Golden Energy & Resources, Ltd. (b) (c) (d)	8,539	5,072
GuocoLand, Ltd.	28,000	49,665
GuocoLeisure, Ltd.	188,000	138,890
Hanwell Holdings, Ltd. (c)	19,000	3,669
Healthway Medical Corp., Ltd. (c)	274,850	12,041
Hi-P International, Ltd.	99,500	40,632
Hiap Hoe, Ltd.	58,000	34,924
HLH Group, Ltd. (c)	1,066,000	9,557
Ho Bee Land, Ltd.	87,000	136,971
Hong Fok Corp., Ltd.	133,400	83,698
Hong Leong Asia, Ltd.	41,000	37,595
Hotel Grand Central, Ltd.	1,000	1,001
Hour Glass, Ltd. (The)	129,000	80,457
HTL International Holdings, Ltd.	69,000	11,728
HupSteel, Ltd.	111,000	15,246
Hwa Hong Corp., Ltd.	138,000	32,278
Hyflux, Ltd. (a)	179,500	114,938
Indofood Agri Resources, Ltd.	152,000	78,931
Innovalues, Ltd.	64,000	36,173
Interra Resources, Ltd. (c)	103,000	10,978
IPC Corp., Ltd.	29,600	36,467
Jiutian Chemical Group, Ltd. (c)	649,000	21,150
K1 Ventures, Ltd.	404,000	59,927
Keppel Infrastructure Trust (a)	549,659	222,104
Keppel Telecommunications & Transportation, Ltd.	44,000	49,168
Koh Brothers Group, Ltd.	97,000	22,328
Lian Beng Group, Ltd.	157,000	63,312
Low Keng Huat Singapore, Ltd.	122,600	63,720
Lum Chang Holdings, Ltd.	115,000	34,580
M1, Ltd.	12,300	29,585
Marco Polo Marine, Ltd. (c)	51,000	9,018
Mermaid Maritime PCL	136,000	20,649

Singapore—(Continued)
Metro Holdings, Ltd.	141,600	103,499
Mewah International, Inc.	110,000	27,349
Midas Holdings, Ltd. (a)	452,000	107,120
Nam Cheong, Ltd. (a)	321,000	65,476
Neptune Orient Lines, Ltd. (a) (c)	64,700	39,336
NSL, Ltd.	15,000	16,483
OSIM International, Ltd. (a)	85,000	104,461
Otto Marine, Ltd. (a)	522,000	11,589
Overseas Union Enterprise, Ltd. (a)	174,000	256,947
Oxley Holdings, Ltd. (a)	155,000	50,635
Pan-United Corp., Ltd. (a)	43,000	23,013
Penguin International, Ltd.	193,000	26,065
Petra Foods, Ltd. (a)	66,000	171,268
QAF, Ltd.	110,967	95,950
Raffles Education Corp., Ltd.	470,374	106,350
Raffles Medical Group, Ltd.	38,297	130,845
Rickmers Maritime	110,000	21,224
Riverstone Holdings, Ltd.	20,000	25,096
Rotary Engineering, Ltd.	85,000	29,382
Roxy-Pacific Holdings, Ltd.	85,750	32,718
S I2I, Ltd. (c)	4,353	1,617
SATS, Ltd.	27,600	75,614
SBS Transit, Ltd.	40,500	54,080
Sheng Siong Group, Ltd.	191,000	117,709
SHS Holdings, Ltd.	47,000	7,865
Sim Lian Group, Ltd.	121,500	80,287
Sinarmas Land, Ltd.	735,000	335,163
Sing Holdings, Ltd.	82,000	19,202
Singapore Post, Ltd. (a)	187,100	263,248
Singapore Reinsurance Corp., Ltd.	1,000	241
Sino Grandness Food Industry Group, Ltd. (a) (c)	84,000	21,796
SMRT Corp., Ltd.	175,000	200,016
Stamford Land Corp., Ltd.	278,000	117,757
Sunningdale Tech, Ltd.	303,000	46,096
SunVic Chemical Holdings, Ltd. (a) (c)	51,000	12,875
Super Group, Ltd. (a)	143,000	117,761
Swiber Holdings, Ltd. (a) (c)	235,500	29,395
Swissco Holdings, Ltd. (a)	84,000	25,646
Tuan Sing Holdings, Ltd.	169,000	45,801
UMS Holdings, Ltd.	93,000	36,611
United Engineers, Ltd.	138,000	252,068
United Overseas Insurance, Ltd.	4,000	14,701
UOB-Kay Hian Holdings, Ltd.	131,440	146,298
UPP Holdings, Ltd.	46,000	6,777
Vard Holdings, Ltd. (a) (c)	203,000	85,299
Venture Corp., Ltd.	97,000	555,782
Vibrant Group, Ltd.	220,071	16,340
Vicom, Ltd.	2,000	9,239
Wee Hur Holdings, Ltd.	85,000	20,134
Wheelock Properties Singapore, Ltd.	58,000	75,846
Wing Tai Holdings, Ltd. (a)	159,621	225,672
Yeo Hiap Seng, Ltd.	19,712	22,855
YHI International, Ltd.	78,000	11,289
Yongnam Holdings, Ltd.	161,250	51,879

		8,843,087

See accompanying notes to financial statements.

MSF-31

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Spain—2.0%
Abengoa S.A. - B Shares (a)	135,030	$425,054
Abengoa S.A. - Class A (a)	20,975	69,368
Acciona S.A. (a) (c)	7,188	542,263
Acerinox S.A.	64,877	899,673
Adveo Group International S.A.	6,292	53,857
Almirall S.A.	19,181	379,809
Amper S.A. (c)	12,087	2,387
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	330,797
Azkoyen S.A. (c)	1,608	5,618
Baron de Ley (c)	1,139	111,954
Bolsas y Mercados Espanoles S.A. (a)	27,936	1,128,622
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cementos Portland Valderrivas S.A. (c)	4,058	31,848
Cie Automotive S.A.	14,648	238,036
Construcciones y Auxiliar de Ferrocarriles S.A.	588	174,911
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	33,338
Distribuidora Internacional de Alimentacion S.A. (a) (c)	143,143	1,095,827
Duro Felguera S.A. (a)	27,756	112,934
Ebro Foods S.A.	25,801	499,146
Elecnor S.A. (a)	11,262	113,725
Ence Energia y Celulosa S.A	61,968	212,495
Ercros S.A. (c)	60,314	30,316
Faes Farma S.A.	160,633	414,032
Faes Farma S.A. (c)	3,212	8,182
Fluidra S.A. (c)	9,730	32,084
Fomento de Construcciones y Contratas S.A. (a) (c)	35,459	360,533
Gamesa Corp. Tecnologica S.A. (c)	69,346	1,090,998
Grupo Catalana Occidente S.A.	21,149	657,716
Grupo Ezentis S.A. (c)	39,717	30,151
Iberpapel Gestion S.A.	600	9,822
Indra Sistemas S.A. (a)	36,407	375,543
Inmobiliaria Colonial S.A. (c)	143,682	101,042
Laboratorios Farmaceuticos Rovi S.A.	6,104	95,143
Mediaset Espana Comunicacion S.A.	43,751	572,906
Melia Hotels International S.A. (a)	21,300	281,914
Miquel y Costas & Miquel S.A. (a)	4,480	156,913
NH Hoteles Group S.A. (c)	66,641	382,251
Obrascon Huarte Lain S.A. (a)	11,925	203,402
Papeles y Cartones de Europa S.A.	19,820	112,769
Pescanova S.A. (b) (c) (d)	7,446	0
Prim S.A.	3,013	31,188
Promotora de Informaciones S.A. - Class A (a) (c)	12,488	110,889
Prosegur Cia de Seguridad S.A.	54,905	301,733
Quabit Inmobiliaria S.A. (c)	255,219	23,318
Realia Business S.A. (a) (c)	74,911	58,886
Sacyr Vallehermoso S.A. (a) (c)	87,671	332,887
Solaria Energia y Medio Ambiente S.A. (a) (c)	19,439	20,141
Tecnicas Reunidas S.A.	11,115	572,041
Telecomunicaciones y Energia (c)	13,592	19,839
Tubacex S.A.	28,250	80,842
Tubos Reunidos S.A. (a)	21,752	34,615
Urbas Grupo Financiero S.A. (c)	887,506	17,858
Vidrala S.A. (a)	7,952	391,995
Viscofan S.A.	14,797	897,182

Spain—(Continued)
Vocento S.A. (c)	5,362	10,596
Zeltia S.A. (a) (c)	72,263	296,216

		14,577,605

Sweden—3.1%
AAK AB (a)	11,380	673,515
Acando AB	32,705	51,483
AddNode Group AB	1,849	10,837
AddTech AB - B Shares (a)	28,030	426,575
AF AB - B Shares (a)	24,002	326,340
Arise AB (c)	4,852	10,536
Atrium Ljungberg AB - B Shares (a)	5,167	67,621
Avanza Bank Holding AB	7,660	278,042
Axfood AB (a)	18,366	293,030
B&B Tools AB - B Shares	12,796	182,740
BE Group AB (c)	39,235	9,892
Beijer Alma AB	9,404	203,694
Beijer Electronics AB	5,229	33,416
Beijer Ref AB - B Shares	6,405	132,050
Betsson AB (c)	27,465	396,695
Bilia AB - A Shares	21,486	382,400
Billerud AB	77,732	1,221,814
BioGaia AB - B Shares	5,094	151,127
Biotage AB	15,339	31,979
Bjorn Borg AB (c)	9,936	35,790
Bulten AB	2,144	21,080
Bure Equity AB	17,448	106,768
Byggmax Group AB	18,326	124,208
Castellum AB	50,334	706,667
Clas Ohlson AB - B Shares	16,271	285,582
Cloetta AB - B Shares (c)	92,493	280,016
Concentric AB	27,465	325,278
Concordia Maritime AB - B Shares (c)	4,217	9,195
Dios Fastigheter AB	17,696	113,629
Doro AB (c)	3,391	15,418
Duni AB	15,028	203,217
East Capital Explorer AB (c)	7,088	44,876
Eniro AB (a) (c)	223,372	30,435
Fabege AB	48,889	666,259
Fagerhult AB	6,390	109,385
Fastighets AB Balder - B Shares (c)	36,044	555,881
Gunnebo AB	12,816	56,719
Haldex AB	17,698	233,560
Hemfosa Fastigheter AB	2,264	23,062
Hexpol AB (a)	30,580	314,886
HIQ International AB (a) (c)	25,890	135,365
HMS Networks AB	709	18,392
Holmen AB - B Shares	15,352	447,979
Hufvudstaden AB - A Shares (a)	15,492	188,355
Industrial & Financial Systems	8,127	262,622
Indutrade AB	8,907	409,394
Intrum Justitia AB	21,993	665,480
JM AB	23,748	647,246
KappAhl AB	29,980	105,119
Karolinska Development AB - Class B (a) (c)	7,514	9,705
Klovern AB - A Shares	11,418	10,593

See accompanying notes to financial statements.

MSF-32

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Klovern AB - B Shares	114,185	$105,245
Know It AB	9,489	60,610
Kungsleden AB	47,047	319,014
Lagercrantz AB - B Shares	8,227	169,704
Lindab International AB (a)	21,316	180,089
Loomis AB - Class B	25,196	706,757
Medivir AB - B Shares (c)	10,470	88,722
Mekonomen AB (a)	9,225	225,219
Modern Times Group MTG AB - B Shares (a)	9,830	263,539
MQ Holding AB	9,112	40,624
Mycronic AB	46,878	340,588
NCC AB - A Shares	374	11,279
NCC AB - B Shares	2,073	63,225
Nederman Holding AB	932	21,705
Net Insight AB - Class B (c)	143,837	45,790
NetEnt AB (c)	16,258	631,242
New Wave Group AB - B Shares (a)	15,773	81,201
Nibe Industrier AB - B Shares (a)	32,023	868,779
Nobia AB (a)	51,796	543,915
Nolato AB - B Shares	9,452	216,001
Nordnet AB - B Shares	33,249	133,109
OEM International AB - B Shares	498	6,659
Peab AB	53,219	393,216
Pricer AB - B Shares (c)	32,212	36,336
Proact IT Group AB	4,203	55,801
Proffice AB - B Shares (a)	23,058	55,014
Ratos AB - B Shares (a)	35,390	228,154
Rezidor Hotel Group AB	37,700	149,913
Saab AB - Class B	27,146	662,848
Sagax AB - Class B	14,540	93,270
SAS AB (a) (c)	41,924	74,568
Sectra AB - B Shares (c)	4,644	59,948
Semcon AB	5,540	33,562
SkiStar AB	9,076	104,368
SSAB AB (Helsinki Exchange) - A Shares (c)	27,650	144,883
SSAB AB (Helsinki Exchange) - B Shares (a) (c)	70,586	316,891
SSAB AB (Stockholm Exchange) - A Shares (a) (c)	45,510	237,405
SSAB AB (Stockholm Exchange) - B Shares (a) (c)	24,047	107,331
Sweco AB - B Shares (a)	18,222	238,992
Swedish Orphan Biovitrum AB (a) (c)	23,042	305,283
Systemair AB	4,286	63,173
TradeDoubler AB (c)	21,483	18,378
Transcom Worldwide AB (c)	1,837	18,885
Transmode Holding AB	5,561	75,204
Tribona AB	10,192	47,057
Unibet Group plc	10,732	653,631
Vitrolife AB	4,321	85,649
Wallenstam AB - B Shares (a)	64,604	459,009
Wihlborgs Fastigheter AB	31,241	508,364

		22,396,096

Switzerland—4.5%
AFG Arbonia-Forster Holding AG (a) (c)	4,400	83,299
Allreal Holding AG (c)	3,736	515,420
Alpiq Holding AG (a) (c)	28	2,450
APG SGA S.A.	647	264,462

Switzerland—(Continued)
Ascom Holding AG	19,382	340,902
Autoneum Holding AG (c)	2,052	405,443
Bachem Holding AG	1,074	59,638
Bank Coop AG	2,772	124,122
Banque Cantonale de Geneve	375	101,011
Banque Cantonale Vaudoise	388	240,333
Basler Kantonalbank	130	9,743
Belimo Holding AG (a)	215	512,316
Bell AG	56	149,709
Bellevue Group AG	2,584	38,820
Berner Kantonalbank AG (a)	1,950	387,876
BKW AG	4,798	179,134
Bobst Group AG	5,636	258,836
Bossard Holding AG (a) (c)	3,458	399,063
Bucher Industries AG (a)	3,522	875,965
Burckhardt Compression Holding AG	1,451	549,214
Burkhalter Holding AG	1,554	180,913
Calida Holding AG (c)	2,002	89,744
Carlo Gavazzi Holding AG	48	11,791
Cham Paper Holding AG (c)	113	29,594
Charles Voegele Holding AG (c)	4,263	52,161
Cicor Technologies (c)	644	23,153
Cie Financiere Tradition S.A. (a)	557	39,207
Coltene Holding AG	1,326	98,218
Conzzeta AG	292	199,657
Daetwyler Holding AG	3,298	391,640
DKSH Holding AG (c)	745	53,830
Dufry AG (c)	7,215	1,003,400
Edmond de Rothschild Suisse S.A.	3	61,876
EFG International AG (c)	17,448	247,280
Emmi AG (c)	1,190	382,662
Energiedienst Holding AG (c)	3,017	83,729
Feintool International Holding AG (c)	684	63,971
Fenix Outdoor International AG	384	16,357
FIH Mobile, Ltd.	47,000	28,428
Flughafen Zuerich AG	1,589	1,227,486
Forbo Holding AG (c)	819	972,882
GAM Holding AG (c)	68,723	1,443,815
Gategroup Holding AG (c)	10,889	343,063
Georg Fischer AG	2,362	1,622,471
Gurit Holding AG (c)	292	161,980
Helvetia Holding AG	2,382	1,359,462
Highlight Communications AG (c)	7,829	40,158
HOCHDORF Holding AG (c)	117	19,269
Huber & Suhner AG	5,559	243,776
Implenia AG	8,148	455,358
Inficon Holding AG (c)	881	300,820
Interroll Holding AG (c)	265	168,645
Intershop Holding AG	561	240,692
Jungfraubahn Holding AG	85	8,153
Kaba Holding AG - Class B	1,194	710,395
Kardex AG (c)	2,548	152,701
Komax Holding AG	1,485	251,064
Kudelski S.A.	13,221	187,343
Kuoni Reisen Holding AG (c)	1,515	393,799
LEM Holding S.A.	312	239,729
Liechtensteinische Landesbank AG	2,973	121,125

See accompanying notes to financial statements.

MSF-33

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
LifeWatch AG (c)	1,912	$34,257
Logitech International S.A.	84,871	1,242,198
Luzerner Kantonalbank AG (a)	1,489	560,834
MCH Group AG	831	54,030
Metall Zug AG	65	177,265
Meyer Burger Technology AG (a) (c)	24,493	210,227
Micronas Semiconductor Holding AG (c)	11,059	63,943
Mikron Holding AG (c)	474	3,082
Mobilezone Holding AG	10,014	182,883
Mobimo Holding AG (c)	3,098	630,784
OC Oerlikon Corp. AG (c)	101,100	1,237,018
Orascom Development Holding AG (c)	5,250	64,974
Orell Fuessli Holding AG (c)	428	51,482
Oriflame Holding AG (c)	4,387	70,913
Orior AG (c)	2,240	136,018
Panalpina Welttransport Holding AG (a)	2,641	332,951
Phoenix Mecano AG	337	168,166
Plazza AG (c)	292	64,649
PSP Swiss Property AG (c)	2,635	225,144
Rieter Holding AG (c)	1,437	226,736
Romande Energie Holding S.A. (a)	111	130,696
Schaffner Holding AG (c)	238	56,799
Schmolz & Bickenbach AG (c)	161,565	143,432
Schweiter Technologies AG	381	306,696
Siegfried Holding AG (c)	1,665	294,616
St. Galler Kantonalbank AG (a)	1,175	432,839
Straumann Holding AG	4,106	1,125,421
Sulzer AG	1,722	176,766
Swissquote Group Holding S.A. (a)	3,968	118,851
Tamedia AG	904	150,971
Tecan Group AG	2,995	358,388
Temenos Group AG (c)	24,817	819,773
Tornos Holding AG (c)	3,719	17,407
U-Blox AG (c)	3,324	670,284
Valiant Holding	4,994	486,250
Valora Holding AG (c)	1,316	258,202
Vaudoise Assurances Holding S.A.	531	298,145
Vetropack Holding AG	88	148,928
Von Roll Holding AG (c)	7,038	7,146
Vontobel Holding AG	10,466	485,176
VP Bank AG	1,844	161,263
Walliser Kantonalbank	116	92,305
Walter Meier AG	872	35,019
Ypsomed Holding AG (a) (c)	1,609	176,351
Zehnder Group AG	4,642	173,280
Zug Estates Holding AG - B Shares (c)	83	123,755
Zuger Kantonalbank AG	68	321,539

		32,527,405

United Arab Emirates—0.0%
Lamprell plc (c)	100,553	238,224

United Kingdom—20.5%
4imprint Group plc	6,953	117,196
888 Holdings plc (a)	43,367	103,890
A.G.BARR plc	43,047	415,896

United Kingdom—(Continued)
Acacia Mining plc	56,954	269,884
Acal plc	10,523	51,375
Afren plc (a) (c)	251,096	7,227
Aga Rangemaster Group plc (c)	25,439	57,993
Air Partner plc	992	6,428
Alent plc	96,981	561,554
Amec Foster Wheeler plc	49,672	637,524
Amlin plc	215,965	1,615,687
Anglo Pacific Group plc	35,633	48,895
Anglo-Eastern Plantations	4,252	41,360
Anite plc	81,502	162,579
Ashmore Group plc (a)	105,606	479,449
Atrium European Real Estate, Ltd. (c)	114,274	526,126
AVEVA Group plc	2,082	59,087
Avon Rubber plc	10,973	139,143
Balfour Beatty plc	272,534	1,035,878
Bank of Georgia Holdings plc	6,261	191,775
Barratt Developments plc	29,223	282,025
BBA Aviation plc	194,908	923,117
Beazley plc	235,407	1,093,767
Bellway plc	55,252	2,057,012
Berendsen plc	72,418	1,158,350
Berkeley Group Holdings plc	42,649	2,245,048
Betfair Group plc	14,945	564,383
Bioquell plc	5,000	11,676
Bloomsbury Publishing plc	25,349	65,677
Bodycote plc	101,186	1,070,869
Booker Group plc	415,681	1,101,477
Boot Henry plc	1,476	5,338
Bovis Homes Group plc	60,601	1,059,036
Braemar Shipping Services plc	7,120	52,967
Brammer plc	36,027	174,922
Brewin Dolphin Holdings plc	143,539	657,984
British Polythene Industries plc	10,947	115,712
Britvic plc	99,017	1,117,720
BTG plc (c)	51,257	505,975
Bwin.Party Digital Entertainment plc	264,239	406,971
Cable & Wireless Communications plc	940,565	985,244
Cairn Energy plc (c)	165,216	439,972
Cape plc (a)	51,292	203,334
Capital & Counties Properties plc	107,134	731,872
Capital & Regional plc (REIT)	51,644	46,655
Carclo plc	16,990	39,563
Carillion plc (a)	154,968	833,250
Carr’s Group plc	15,540	40,056
Castings plc	1,484	9,907
Centamin plc	342,133	332,135
Centaur Media plc	92,526	110,600
Chemring Group plc	85,250	295,026
Chesnara plc	56,561	288,997
Chime Communications plc	23,457	95,789
Cineworld Group plc	70,599	511,708
Clarkson plc	4,101	176,221
Close Brothers Group plc	58,401	1,403,760
Cobham plc	363,956	1,503,037
Colt Group S.A. (c)	202,889	603,386
Communisis plc	57,478	41,999

See accompanying notes to financial statements.

MSF-34

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Computacenter plc	33,426	$407,850
Connect Group plc	113,354	252,209
Consort Medical plc	23,287	333,123
Costain Group plc	21,151	108,998
Cranswick plc	21,978	551,642
Creston plc	5,272	11,311
CSR plc	116,351	1,597,147
Daily Mail & General Trust plc - Class A (a)	112,994	1,647,237
Dairy Crest Group plc (a)	62,645	523,937
Darty plc	135,252	150,393
De La Rue plc	25,638	211,322
Debenhams plc	392,003	550,280
Dechra Pharmaceuticals plc	29,807	460,475
Development Securities plc	54,856	239,497
Devro plc	61,396	292,180
Dignity plc	22,395	753,014
Diploma plc	50,006	635,337
Domino’s Pizza Group plc	49,248	600,704
Drax Group plc	137,597	751,969
DS Smith plc	336,909	2,042,123
Dunelm Group plc	12,749	181,603
E2V Technologies plc	74,152	292,552
Electrocomponents plc	174,930	581,270
Elementis plc	171,004	689,470
EnQuest plc (a) (c)	429,925	289,255
Enterprise Inns plc (c)	256,620	499,659
Essentra plc	78,989	1,230,627
Euromoney Institutional Investor plc	14,736	280,877
Evraz plc (c)	60,200	116,535
Exillon Energy plc (c)	4,304	7,233
Fenner plc	78,996	257,354
Ferrexpo plc	36,701	38,420
Fidessa Group plc	18,229	650,642
Findel plc (c)	17,439	59,457
Firstgroup plc (c)	412,049	774,658
Fortune Oil CVR (c) (d)	575,627	4,522
Fuller Smith & Turner - Class A	7,667	130,138
Galliford Try plc	42,659	1,165,139
Gem Diamonds, Ltd.	35,552	81,270
Genus plc	26,031	583,065
Go-Ahead Group plc	18,671	772,202
Greene King plc (a)	121,168	1,606,363
Greggs plc	41,552	773,235
Halfords Group plc	99,977	828,938
Halma plc	127,000	1,522,272
Hansard Global plc	2,566	3,873
Hardy Oil & Gas plc (c)	14,946	8,165
Hays plc	588,959	1,510,972
Headlam Group plc	56,817	412,466
Helical Bar plc	63,391	402,079
Henderson Group plc	548,846	2,246,549
Hikma Pharmaceuticals plc	42,579	1,295,092
Hill & Smith Holdings plc	46,114	490,757
Hilton Food Group plc	1,888	13,822
Hiscox, Ltd.	138,198	1,823,800
Hochschild Mining plc (a) (c)	49,761	74,537
Hogg Robinson Group plc	72,262	69,141

United Kingdom—(Continued)
Home Retail Group plc	358,051	949,858
Homeserve plc	148,893	1,006,257
Hornby plc (c)	1,884	2,753
Howden Joinery Group plc	223,492	1,815,623
Hunting plc	34,598	331,963
Huntsworth plc	31,310	23,576
ICAP plc	200,242	1,664,551
IG Group Holdings plc	127,101	1,489,228
Imagination Technologies Group plc (a) (c)	46,403	161,305
IMI plc	16,795	296,679
Inchcape plc	161,511	2,055,424
Informa plc	200,218	1,721,036
Inmarsat plc	32,273	463,681
Innovation Group plc	623,074	303,696
Intermediate Capital Group plc	32,693	282,654
International Personal Finance plc	79,366	568,917
Interserve plc	69,361	718,964
IP Group plc (c)	139,902	454,576
ITE Group plc	58,016	155,638
James Fisher & Sons plc	20,005	425,357
Jardine Lloyd Thompson Group plc	56,771	932,196
JD Sports Fashion plc	33,766	375,358
JD Wetherspoon plc	40,891	506,116
John Menzies plc (a)	14,551	111,936
John Wood Group plc	122,821	1,242,939
Johnston Press plc (c)	4,425	10,521
Jupiter Fund Management plc	111,316	778,627
KAZ Minerals plc (a) (c)	44,157	141,142
Kcom Group plc	240,465	353,121
Keller Group plc	25,571	410,812
Kier Group plc	24,077	538,342
Ladbrokes plc	312,983	637,687
Laird plc	150,399	868,297
Lancashire Holdings, Ltd. (a)	58,171	564,017
Laura Ashley Holdings plc	25,157	12,067
Lavendon Group plc	44,306	138,455
Lonmin plc (a) (c)	113,391	199,679
Lookers plc	131,372	326,988
Low & Bonar plc	37,972	41,626
LSL Property Services plc	7,542	46,184
Man Group plc	757,211	1,866,104
Marshalls plc	63,336	310,573
Marston’s plc	328,476	829,041
McBride plc (c)	87,417	140,271
Mears Group plc	41,542	274,238
Melrose Industries plc	379,171	1,473,598
Michael Page International plc	84,971	727,123
Micro Focus International plc	55,820	1,192,033
Millennium & Copthorne Hotels plc	72,551	653,993
Mitchells & Butlers plc (c)	67,625	484,385
Mitie Group plc	137,149	678,064
Moneysupermarket.com Group plc	143,669	656,588
Morgan Advanced Materials plc	139,633	715,082
Morgan Sindall Group plc	17,569	227,779
Mothercare plc (c)	51,119	216,906
N Brown Group plc (a)	73,957	396,414
National Express Group plc	225,819	1,091,857

See accompanying notes to financial statements.

MSF-35

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
NCC Group plc	69,210	$234,446
New World Resources plc - A Shares (c)	11,898	102
Northgate plc	48,315	436,555
Novae Group plc	22,502	251,104
Ophir Energy plc (c)	49,401	87,693
Oxford Biomedica plc (c)	67,707	9,747
Oxford Instruments plc	13,946	212,280
Pace plc	170,988	999,930
PayPoint plc	21,247	330,686
Pendragon plc	345,188	206,150
Pennon Group plc	140,898	1,793,409
Petra Diamonds, Ltd. (c)	152,603	357,085
Petropavlovsk plc (a) (c)	68,962	8,022
Phoenix Group Holdings	51,559	663,845
Phoenix IT Group, Ltd.	21,830	57,025
Photo-Me International plc	27,274	60,548
Playtech plc	53,689	689,811
Premier Farnell plc	123,033	333,980
Premier Foods plc (c)	334,879	198,553
Premier Oil plc (c)	172,107	402,939
Punch Taverns plc (c)	16,132	32,476
PZ Cussons plc	102,110	579,693
QinetiQ Group plc	183,469	646,915
Quintain Estates & Development plc (c)	231,135	385,217
Rank Group plc	29,633	102,635
Rathbone Brothers plc	21,429	722,825
Raven Russia, Ltd. (c)	84,960	71,076
REA Holdings plc	1,120	5,388
Redrow plc	166,873	1,162,595
Regus plc	206,169	845,454
Renishaw plc	17,538	630,888
Renold plc (c)	64,766	82,768
Rentokil Initial plc	757,972	1,763,869
Restaurant Group plc (The)	78,489	857,926
Rexam plc	74,000	642,201
Ricardo plc	13,452	182,257
Rightmove plc	38,713	1,991,666
RM plc	43,283	104,068
Robert Walters plc	14,599	92,759
Rotork plc	286,300	1,044,860
RPC Group plc	115,726	1,214,121
RPS Group plc	100,537	355,782
Savills plc	69,739	1,036,066
SDL plc	33,826	221,207
Senior plc	166,890	751,282
Sepura plc	11,245	27,965
Serco Group plc	45,096	83,499
Severfield plc (c)	98,696	106,240
Shanks Group plc	160,917	257,073
SIG plc	252,797	795,628
Skyepharma plc (c)	16,528	70,106
Soco International plc	50,968	140,848
Spectris plc	44,465	1,473,012
Speedy Hire plc	205,988	228,619
Spirax-Sarco Engineering plc	24,139	1,285,660
Spirent Communications plc	240,086	341,562
Sportech plc (c)	20,264	21,337

United Kingdom—(Continued)
St. Ives plc	36,663	103,808
St. Modwen Properties plc	94,644	674,419
Stagecoach Group plc	135,346	857,817
Sthree plc	35,906	211,141
Stobart Group, Ltd.	7,112	11,796
SuperGroup plc (c)	18,185	351,055
Synergy Health plc	30,931	834,493
Synthomer plc	163,534	800,674
TalkTalk Telecom Group plc (a)	188,301	1,132,895
Tate & Lyle plc	175,587	1,432,588
Ted Baker plc	9,604	439,816
Telecity Group plc	68,319	1,103,199
Telecom Plus plc (a)	21,749	337,939
Thomas Cook Group plc (c)	485,971	1,045,188
Thorntons plc (c)	25,294	57,297
Topps Tiles plc	84,968	193,106
Tribal Group plc	21,793	54,137
Trifast plc	6,100	11,798
Trinity Mirror plc	174,518	411,396
TT electronics plc	79,682	181,903
Tullett Prebon plc	109,940	634,735
UBM plc	110,444	928,438
Ultra Electronics Holdings plc	27,882	775,706
UNITE Group plc (The)	97,058	871,005
UTV Media plc	54,341	119,271
Vectura Group plc (c)	199,135	560,454
Vedanta Resources plc (a)	28,343	231,721
Vesuvius plc	97,752	653,484
Victrex plc	35,259	1,067,608
Vitec Group plc (The)	10,351	103,858
Volex plc (c)	20,438	26,516
Vp plc	1,199	14,693
WH Smith plc	58,981	1,415,199
William Hill plc	319,786	2,028,100
Wincanton plc (c)	37,122	106,141
WS Atkins plc	40,167	955,701
Xaar plc	18,088	132,209
Xchanging plc	131,889	248,456
XP Power, Ltd. (a)	3,554	87,612
Zeal Network SE (a)	1,676	78,566

		147,819,526

United States—0.0%
Nexteer Automotive Group, Ltd.	244,000	252,381
Ormat Technologies, Inc.	352	13,132
Performance Sports Group, Ltd. (c)	1,854	33,369

		298,882

Total Common Stocks (Cost $584,581,872)		715,002,806

Preferred Stocks—0.0%

Germany—0.0%
FUCHS Petrolub SE	1,700	71,787
Jungheinrich AG	1,432	97,047

See accompanying notes to financial statements.

MSF-36

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Sartorius AG	490	$91,067

		259,901

Italy—0.0%
Intek Group S.p.A.	728	451

Total Preferred Stocks (Cost $258,271)		260,352

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c) (d)	9,600	0

Austria—0.0%
Intercell AG (b) (c) (d)	24,163	0

Finland—0.0%
Citycon Oyj, Expires 07/07/15 (a) (c)	97,999	10,762

Hong Kong—0.0%
APAC Resources, Ltd., Expires 07/03/15 (c)	157,391	2,031
Titan Petrochemicals Group, Ltd., Expires 07/06/15 (b) (c)	500,000	0

		2,031

Italy—0.0%
Sorin S.p.A., Expires 07/22/15 (c)	140,871	0

Singapore—0.0%
Ezra Holdings, Ltd., Expires 07/20/15 (c) (d)	655,633	32,128

Spain—0.0%
Acerinox S.A., Expires 07/01/15 (c)	64,877	28,859
Sacyr S.A., Expires 07/14/15 (a) (c)	87,671	9,969

		38,828

Total Rights (Cost $153,392)		83,749

Warrant—0.0%

Hong Kong—0.0%
Mirror Hotel, Expires 09/01/15 (c) (d) (Cost $0)	800	41

Short-Term Investments—17.9%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—17.5%
State Street Navigator Securities Lending MET Portfolio (e)	125,986,264	125,986,264

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $2,806,453 on 07/01/15, collateralized by $2,605,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $2,867,746.	2,806,453	2,806,453

Total Short-Term Investments (Cost $128,792,717)		128,792,717

Total Investments—116.9% (Cost $713,786,252) (f)		844,139,665
Other assets and liabilities (net)—(16.9)%		(121,949,720)

Net Assets—100.0%		$722,189,945

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $120,691,409 and the collateral received consisted of cash in the amount of $125,986,264 and non-cash collateral with a value of $3,453,453. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Illiquid security. As of June 30, 2015, these securities represent 0.0% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(f)	As of June 30, 2015, the aggregate cost of investments was $713,786,252. The aggregate unrealized appreciation and depreciation of investments were $218,510,470 and $(88,157,057), respectively, resulting in net unrealized appreciation of $130,353,413.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

See accompanying notes to financial statements.

MSF-37

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Ten Largest Industries as of June 30, 2015 (Unaudited)	% of Net Assets
Machinery	6.1
Banks	4.6
Hotels, Restaurants & Leisure	4.0
Metals & Mining	3.9
Media	3.8
Construction & Engineering	3.7
Real Estate Management & Development	3.5
Capital Markets	3.4
Food Products	3.4
Specialty Retail	3.4

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$77,736	$39,517,603	$41,022	$39,636,361
Austria	—	6,721,143	0	6,721,143
Bangladesh	—	92,383	—	92,383
Belgium	837,345	10,597,340	—	11,434,685
Cambodia	—	339,805	—	339,805
Canada	53,623,060	15,953	2,086	53,641,099
China	22,483	25,670	—	48,153
Denmark	—	12,992,115	—	12,992,115
Finland	—	19,702,519	7,260	19,709,779
France	22,295	30,707,293	0	30,729,588
Germany	—	36,827,762	—	36,827,762
Hong Kong	77,724	24,794,176	1,028	24,872,928
Ireland	1,381,124	11,591,310	—	12,972,434
Israel	26,502	6,093,088	70,394	6,189,984
Italy	—	28,030,225	44,829	28,075,054
Japan	—	167,946,297	—	167,946,297
Luxembourg	—	60,737	—	60,737
Macau	—	41,116	—	41,116
Netherlands	—	17,268,796	0	17,268,796
New Zealand	7,667	8,345,994	0	8,353,661
Norway	—	6,522,687	—	6,522,687
Philippines	—	20,429	—	20,429
Portugal	—	3,804,985	0	3,804,985
Singapore	164,226	8,658,736	20,125	8,843,087
Spain	8,182	14,569,423	0	14,577,605
Sweden	9,892	22,386,204	—	22,396,096
Switzerland	135,562	32,391,843	—	32,527,405

See accompanying notes to financial statements.

MSF-38

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$238,224	$—	$238,224
United Kingdom	4,522	147,815,004	—	147,819,526
United States	33,369	265,513	—	298,882
Total Common Stocks	56,431,689	658,384,373	186,744	715,002,806
Total Preferred Stocks*	—	260,352	—	260,352
Rights
Australia	0	—	—	0
Austria	—	—	0	0
Finland	10,762	—	—	10,762
Hong Kong	2,031	—	0	2,031
Italy	0	—	—	0
Singapore	32,128	—	—	32,128
Spain	38,828	—	—	38,828
Total Rights	83,749	—	0	83,749
Total Warrant*	41	—	—	41
Short-Term Investments
Mutual Fund	125,986,264	—	—	125,986,264
Repurchase Agreement	—	2,806,453	—	2,806,453
Total Short-Term Investments	125,986,264	2,806,453	—	128,792,717
Total Investments	$182,501,743	$661,451,178	$186,744	$844,139,665

Collateral for securities loaned (Liability)	$—	$(125,986,264)	$—	$(125,986,264)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $164,475 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $663,374 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at June 30, 2015
Common Stocks
Australia	$42,773	$(384,832)	$334,995	$—	$(1,030)	$49,116	$—	$41,022	$(30,551)
Austria	—	(5,771)	5,918	—	(147)	—	—	0	—
Canada	7,196	—	(156)	—	—	—	(4,954)	2,086	(156)
Finland	10,518	—	(3,258)	—	—	—	—	7,260	(3,258)
France	0	—	—	—	—	—	—	0	—
Hong Kong	54,211	36,715	65,982	—	(156,202)	322	—	1,028	—
Israel	0	—	3,575	—	—	66,819	—	70,394	3,575
Italy	0	—	1,912	—	—	42,917	—	44,829	1,912
Netherlands	0	—	—	—	—	—	—	0	—
New Zealand	0	—	—	—	—	—	—	0	—
Portugal	0	—	—	—	—	—	—	0	—
Singapore	0	—	(17,175)	15,087	—	22,213	—	20,125	(17,175)
Spain	0	—	—	—	—	—	—	0	—
Rights
Australia	0	—	—	—	—	—	—	0	—
Austria	0	—	—	—	—	—	—	0	—

Total	$114,698	$(353,888)	$391,793	$15,087	$(157,379)	$181,387	$(4,954)	$186,744	$(45,653)

Common stocks in the amount of $181,387 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $4,954 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

See accompanying notes to financial statements.

MSF-39

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$844,139,665
Cash denominated in foreign currencies (c)	1,597,625
Receivable for:
Investments sold	2,485,544
Fund shares sold	88,996
Dividends	1,324,471

Total Assets	849,636,301
Liabilities
Collateral for securities loaned	125,986,264
Payables for:
Investments purchased	413,666
Fund shares redeemed	31,171
Accrued expenses:
Management fees	481,556
Distribution and service fees	16,655
Deferred trustees’ fees	69,519
Other expenses	447,525

Total Liabilities	127,446,356

Net Assets	$722,189,945

Net assets consist of:
Paid in surplus	$561,711,797
Distributions in excess of net investment income	(68,891)
Accumulated net realized gain	30,248,546
Unrealized appreciation on investments and foreign currency transactions	130,298,493

Net Assets	$722,189,945

Net Assets
Class A	$642,239,979
Class B	79,949,966
Capital Shares Outstanding*
Class A	48,123,960
Class B	6,017,151
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.35
Class B	13.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $713,786,252.
(b)	Includes securities loaned at value of $120,691,409.
(c)	Identified cost of cash denominated in foreign currencies was $1,630,666.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$11,773,887
Securities lending income	621,410

Total investment income	12,395,297
Expenses
Management fees	2,915,713
Administration fees	8,699
Custodian and accounting fees	432,365
Distribution and service fees—Class B	97,476
Audit and tax services	32,246
Legal	14,250
Trustees’ fees and expenses	19,506
Shareholder reporting	19,418
Insurance	2,264
Miscellaneous	39,923

Total expenses	3,581,860
Less management fee waiver	(24,795)

Net expenses	3,557,065

Net Investment Income	8,838,232

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	30,493,864
Foreign currency transactions	(46,669)

Net realized gain	30,447,195

Net change in unrealized appreciation (depreciation) on:
Investments	25,957,803
Foreign currency transactions	(24,447)

Net change in unrealized appreciation	25,933,356

Net realized and unrealized gain	56,380,551

Net Increase in Net Assets From Operations	$65,218,783

(a)	Net of foreign withholding taxes of $1,061,370.

See accompanying notes to financial statements.

MSF-40

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$8,838,232	$12,450,106
Net realized gain	30,447,195	118,852,820
Net change in unrealized appreciation (depreciation)	25,933,356	(168,974,767)

Increase (decrease) in net assets from operations	65,218,783	(37,671,841)

From Distributions to Shareholders
Net investment income
Class A	(12,147,392)	(19,590,503)
Class B	(1,324,201)	(1,558,960)
Net realized capital gains
Class A	(102,736,764)	(30,600,469)
Class B	(12,835,328)	(2,714,425)

Total distributions	(129,043,685)	(54,464,357)

Increase (decrease) in net assets from capital share transactions	105,092,745	(221,399,926)

Total increase (decrease) in net assets	41,267,843	(313,536,124)

Net Assets
Beginning of period	680,922,102	994,458,226

End of period	$722,189,945	$680,922,102

Undistributed (distributions in excess of) net investment income (loss)
End of period	$(68,891)	$4,564,470

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,572,729	$23,221,059	2,245,230	$34,872,137
Reinvestments	8,484,798	114,884,156	3,121,329	50,190,972
Redemptions	(2,807,692)	(45,883,170)	(18,770,202)	(309,191,634)

Net increase (decrease)	7,249,835	$92,222,045	(13,403,643)	$(224,128,525)

Class B
Sales	406,726	$6,230,534	1,231,126	$19,736,361
Reinvestments	1,050,410	14,159,529	266,587	4,273,385
Redemptions	(485,613)	(7,519,363)	(1,293,322)	(21,281,147)

Net increase	971,523	$12,870,700	204,391	$2,728,599

Increase (decrease) derived from capital shares transactions		$105,092,745		$(221,399,926)

See accompanying notes to financial statements.

MSF-41

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.84		$16.83	$13.85	$13.25	$16.68	$14.54

Income (Loss) from Investment Operations
Net investment income (a)	0.19		0.26	0.28	0.27	0.29	0.20
Net realized and unrealized gain (loss) on investments	1.22		(1.28)	3.42	2.04	(2.77)	3.00

Total from investment operations	1.41		(1.02)	3.70	2.31	(2.48)	3.20

Less Distributions
Distributions from net investment income	(0.31)		(0.38)	(0.30)	(0.36)	(0.35)	(0.25)
Distributions from net realized capital gains	(2.59)		(0.59)	(0.42)	(1.35)	(0.60)	(0.81)

Total distributions	(2.90)		(0.97)	(0.72)	(1.71)	(0.95)	(1.06)

Net Asset Value, End of Period	$13.35		$14.84	$16.83	$13.85	$13.25	$16.68

Total Return (%) (b)	9.19	(c)	(6.50)	27.94	18.25	(16.08)	22.93

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(d)	0.98	0.95	0.98	1.02	1.01
Net ratio of expenses to average net assets (%) (e)	0.96	(d)	0.97	0.94	0.98	1.02	1.01
Ratio of net investment income to average net assets (%)	2.47	(d)	1.58	1.86	2.06	1.86	1.38
Portfolio turnover rate (%)	8	(c)	10	12	12	25	13
Net assets, end of period (in millions)	$642.2		$606.4	$913.3	$713.4	$578.9	$697.0

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.77		$16.75	$13.79	$13.20	$16.62	$14.50

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.21	0.24	0.24	0.26	0.16
Net realized and unrealized gain (loss) on investments	1.21		(1.26)	3.41	2.02	(2.77)	2.98

Total from investment operations	1.38		(1.05)	3.65	2.26	(2.51)	3.14

Less Distributions
Distributions from net investment income	(0.27)		(0.34)	(0.27)	(0.32)	(0.31)	(0.21)
Distributions from net realized capital gains	(2.59)		(0.59)	(0.42)	(1.35)	(0.60)	(0.81)

Total distributions	(2.86)		(0.93)	(0.69)	(1.67)	(0.91)	(1.02)

Net Asset Value, End of Period	$13.29		$14.77	$16.75	$13.79	$13.20	$16.62

Total Return (%) (b)	9.04	(c)	(6.69)	27.60	17.90	(16.25)	22.59

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.21	(d)	1.23	1.20	1.23	1.27	1.26
Net ratio of expenses to average net assets (%) (e)	1.21	(d)	1.22	1.19	1.23	1.27	1.26
Ratio of net investment income to average net assets (%)	2.21	(d)	1.32	1.58	1.81	1.69	1.12
Portfolio turnover rate (%)	8	(c)	10	12	12	25	13
Net assets, end of period (in millions)	$79.9		$74.5	$81.1	$63.5	$56.7	$43.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-42

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Dimensional International Small Company Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-43

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, partnership basis adjustments and passive foreign investment companies (PFICs). These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject

MSF-44

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $2,806,453, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing

MSF-45

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$56,890,944	$0	$72,835,709

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$2,915,713	0.850%	Of the first $100 million
	0.800%	On amounts in excess of $100 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Dimensional Fund Advisors LP is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	Of the first $	100 million

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

MSF-46

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B Shares. Under the Distribution and Service Plan, the Class B Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$25,651,476	$17,802,172	$28,812,881	$24,913,628	$54,464,357	$42,715,800

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$14,886,478	$114,021,681	$95,458,729	$—	$224,366,888

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-47

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the MetLife Asset Allocation 20 Portfolio returned 0.96% and 0.79%, respectively. The Portfolio’s benchmark, the Dow Jones Conservative Index1, returned -0.14%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets started 2015 with a gloomy sentiment driven by concerns over a World Bank report which revised down global growth, particularly in Europe, China, and Japan. Oil prices continued to plunge with another 11% drop in January. Political turmoil in Greece and disappointing earnings reports from a number of financial and industrial companies added selling pressure to the stock markets. Entering February, oil prices seem to have stabilized and news out of Greece appeared to reassure investors. Further supported by notable merger and acquisition (“M&A”) activity, the market reversed course, and gradually climbed up. Equity markets delivered strong returns broadly in the month of February. In March, the market experienced some whipsaws, and ended the month modestly lower. The next two months were relatively calm with the S&P 500 Index slowly edging up, bolstered by positive surprises on the corporate earnings front as well as strengthening job and housing markets. However, the gain was largely erased in June as the Greece debt crisis intensified. As it became clear that Greece would default on its payment due on June 30 to the International Monetary Fund (IMF), global equity markets tumbled on June 29. Major equity indices witnessed their largest one-day decline in many months.

The U.S. stock market, as measured by the S&P 500 Index, scored a 1.2% gain over the six month period. Despite a relatively benign return for the broader market, there was a dispersion of returns for the various industry sectors. Supported by rising M&A activity, the Health Care sector turned out to be best performing sector during the first half of 2015 with an impressive 9.6% return. On the other end of the spectrum, Utility stocks suffered a double digit loss, under the pressure of potential interest rates hikes. Small cap stocks, represented by the Russell 2000 Index, outpaced their large cap counterparts, advancing 4.8%. Most of the outperformance occurred in the first quarter of the year, during which a stronger dollar put a great amount of pressure on large cap stocks. Stocks with a growth orientation notably outperformed value stocks across market cap segments. Equity markets outside the U.S. in general performed better than domestic markets, bolstered by easing monetary policies implemented by a number of central banks including the European Central Bank, the Bank of Japan and the People’s Bank of China. The MSCI EAFE Index and MSCI Emerging Markets Index gained 5.5% and 2.9% in U.S. dollar terms, respectively.

Within the fixed income world, U.S. Treasury yields dropped further in the first quarter of 2015, continuing the declining trend from 2014, before reversing course in the second quarter. The 10-year Treasury yield stood at 2.35% at the end of June, compared to 2.17% at the end of 2014. With respect to the shape of the yield curve, the flattening that took place in the first quarter was more or less offset by steepening in the second quarter. As a result, the overall Barclays Treasury Index moved little over the course of the six month period. For the spread sectors, while Agency and Mortgage Backed Securities (“MBS”) modestly outperformed Treasuries, Investment Grade Corporates trailed. For the broad market, the Barclays U.S. Aggregate Bond Index gave up 0.1% during the reporting period. The Barclays High Yield Index, on the other hand, delivered a positive return of 2.5%. Bonds issued outside the U.S. on average were slightly down in local terms. As major currencies weakened relative to the U.S. dollar, the Barclays Global Aggregate ex-U.S. Index lost 5.4% in dollar terms.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The MetLife Asset Allocation 20 Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 20% to equities and 80% to fixed income.

Over the six month period, the Portfolio outpaced the Dow Jones Conservative Index. While a large cap orientation vis-a-vis the Dow Jones Index within domestic equity held back the relative results to some extent, an overweight to high yield bonds and an underweight to foreign bonds added value. More importantly, strong security selection in the underlying portfolios made positive contributions.

The fixed income underlying portfolios in aggregate made a positive contribution to performance. As the U.S. dollar continued to strengthen through the first quarter of 2015, many bond portfolios we held benefited from a long dollar position during the reporting period. The Met/Templeton International Bond Portfolio is a good example of the currency positioning. The portfolio’s benchmark-unconstrained approach often results in large active positions compared to its benchmark index. A sizable underweight to the euro and the Japanese yen and an overweight to the dollar worked favorably. In addition, select underweighted duration exposures in Europe further added to performance. The PIMCO Total Return and BlackRock Bond Income Portfolios were two other beneficiaries of their currency positioning (both were long the dollar). Additionally, the PIMCO portfolio’s out-of-benchmark exposures to high yield bonds and non-Agency mortgages added more value, as both sectors delivered a stronger return than the Barclays Aggregate Bond Index. For the BlackRock Bond Income Portfolio, also contributing positively were allocations to securitized assets and high yield, and security selection within U.S. investment grade credit. The fixed income markets experienced some whipsaws during the six month period with respect to the direction of interest rates and the shape of the yield curve. Over the entire period, bonds with longer maturities underperformed those with shorter maturities, which helped the Met/Franklin Low Duration Total Return Portfolio achieve a better return than some other broader based fixed income portfolios.

The domestic equity portfolios in aggregate detracted modestly from performance. Due to its conservative nature, the MetLife Asset

MSF-1

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Allocation 20 Portfolio has a bias towards value oriented portfolios, which turned out to be a headwind during the six month period, as value stocks significantly underperformed their growth counterparts. The T. Rowe Price Large Cap Value and WMC Core Equity Opportunities Portfolios were among the top detractors, due largely to the stylist headwind. The T. Rowe Price Large Cap Value Portfolio’s relative return was also held back by its Health Care sector, where both stock selection and an underweight position to the strong performing sector proved to be detrimental. The WMC Core Equity Opportunities Portfolio’s focus on dividend growing companies was not rewarded by the market during the six month period. Stock selection in the Health Care and Consumer Staples sectors detracted from relative returns. On the other hand, a number of growth oriented portfolios contributed positively, with the Jennison Growth Portfolio being the top contributor. In addition to benefiting from its growth style, the portfolio outperformed its growth benchmark by a wide margin. Both allocation decisions and stock selection were additive to performance. From a sector allocation perspective, an overweight to the Health Care and Consumer Discretionary sectors combined with an underweight to the Industrials sector added meaningful outperformance to the portfolio. On the stock selection side, the portfolio’s larger position sizes in Netflix and Amazon were exceedingly helpful as both stocks posted strong returns.

Among equity portfolios that invest outside the U.S., the MFS Research International Portfolio was one of the largest contributors. Strong stock selection across a broad group of companies in the Financials sector was a primary driver to performance, which accounted for nearly two thirds of the portfolio’s outperformance relative to its benchmark. The Baillie Gifford International Stock Portfolio also outperformed its benchmark, driven largely by strong stock selection in Hong Kong and the U.K. The portfolio’s holding in Hong Kong Exchanges and Clearing contributed significantly to performance as the new Shanghai-Hong Kong Stock Connect, which allows offshore investors access to the China A-Share market, was viewed by the market as a ground-breaking milestone in the development of the capital markets of Hong Kong and China. Conversely, the Clarion Global Real Estate Portfolio weighed on performance due to the Real Estate asset class being under pressure from the rising long-term interest rates as well as uncertainty surrounding Greece’s debt crisis. As oil prices continued to decline in the first quarter of the year, energy stocks underperformed the broader equity market during the six month period. In fact, the Energy sector was the second lowest performing sector during this period. As a result, the Van Eck Global Natural Resources Portfolio detracted from the overall performance even though the portfolio outpaced its asset class benchmark.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES CONSERVATIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
MetLife Asset Allocation 20 Portfolio
Class A	0.96	1.83	5.94	5.16
Class B	0.79	1.58	5.67	4.90
Dow Jones Conservative Index	-0.14	-0.68	4.42	4.64

1 The Dow Jones Conservative Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 20% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Western Asset Management U.S. Government Portfolio (Class A)	13.1
PIMCO Total Return Portfolio (Class A)	12.4
BlackRock Bond Income Portfolio (Class A)	12.1
JPMorgan Core Bond Portfolio (Class A)	9.6
TCW Core Fixed Income Portfolio (Class A)	9.2
PIMCO Inflation Protected Bond Portfolio (Class A)	9.1
Met/Franklin Low Duration Total Return Portfolio (Class A)	6.0
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	3.5
Met/Eaton Vance Floating Rate Portfolio (Class A)	2.0
Met/Templeton International Bond Portfolio (Class A)	2.0

MSF-3

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Asset Allocation 20 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)(b)	Actual	0.60%	$1,000.00	$1,009.60	$2.99
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class B(a)(b)	Actual	0.85%	$1,000.00	$1,007.90	$4.23
	Hypothetical*	0.85%	$1,000.00	$1,020.58	$4.26

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 5 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MSF-4

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	640,348	$6,730,062
BlackRock Bond Income Portfolio (Class A) (a)	782,391	82,878,705
BlackRock Capital Appreciation Portfolio (Class A) (a)	184,841	6,731,911
BlackRock High Yield Portfolio (Class A) (b)	446,303	3,432,070
BlackRock Large Cap Value Portfolio (Class A) (a)	732,341	6,759,511
Clarion Global Real Estate Portfolio (Class A) (b)	288,627	3,327,867
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	273,060	3,353,183
Harris Oakmark International Portfolio (Class A) (b)	452,972	6,708,512
Invesco Comstock Portfolio (Class A) (b)	903,585	13,499,561
Jennison Growth Portfolio (Class A) (a)	452,045	6,753,558
JPMorgan Core Bond Portfolio (Class A) (b)	6,407,716	65,615,010
JPMorgan Small Cap Value Portfolio (Class A) (b)	204,891	3,374,555
Lord Abbett Bond Debenture Portfolio (Class A) (b)	280,698	3,424,520
Met/Artisan International Portfolio (Class A) (b)	646,129	6,700,361
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	14,245	3,375,669
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,361,028	13,787,213
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,255,334	41,361,844
Met/Templeton International Bond Portfolio (Class A) (b)	1,325,513	13,732,314
MetLife Small Cap Value Portfolio (Class A) (b)	247,521	3,383,607
MFS Emerging Markets Equity Portfolio (Class A) (b)	177,303	1,680,830
MFS Research International Portfolio (Class A) (b)	441,863	5,032,816
MFS Value Portfolio (Class A) (a)	882,895	13,508,288
Neuberger Berman Genesis Portfolio (Class A) (a)	358,813	6,774,384
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,489,479	62,234,108
PIMCO Total Return Portfolio (Class A) (b)	7,527,457	85,361,358
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	307,311	6,745,471
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	386,658	13,463,444
TCW Core Fixed Income Portfolio (Class A) (b) (c)	6,400,244	63,426,421
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,858,069	23,820,449
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,551,283	89,784,760
WMC Core Equity Opportunities Portfolio (Class A) (a)	490,555	13,470,639
WMC Large Cap Research Portfolio (Class A) (b)	486,590	6,763,601

Total Mutual Funds (Cost $702,449,971)		686,996,602

Total Investments—100.0% (Cost $702,449,971) (d)		686,996,602
Other assets and liabilities (net)—0.0%		(291,514)

Net Assets—100.0%		$686,705,088

(a)	A Portfolio of Metropolitan Series Fund. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Met Investors Series Trust. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	As of June 30, 2015, the aggregate cost of investments was $702,449,971. The aggregate unrealized appreciation and depreciation of investments were $12,616,268 and $(28,069,637), respectively, resulting in net unrealized depreciation of $(15,453,369).

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$686,996,602	$—	$—	$686,996,602
Total Investments	$686,996,602	$—	$—	$686,996,602

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Affiliated investments at value (a)	$686,996,602
Receivable for:
Investments sold	455,911
Fund shares sold	1,214,235
Due from investment adviser	8,509

Total Assets	688,675,257
Liabilities
Payables for:
Investments purchased	1,042,890
Fund shares redeemed	627,255
Accrued expenses:
Management fees	52,771
Distribution and service fees	131,285
Deferred trustees’ fees	69,519
Other expenses	46,449

Total Liabilities	1,970,169

Net Assets	$686,705,088

Net assets consist of:
Paid in surplus	$661,318,066
Undistributed net investment income	21,111,632
Accumulated net realized gain	19,728,759
Unrealized depreciation on affiliated investments	(15,453,369)

Net Assets	$686,705,088

Net Assets
Class A	$50,093,554
Class B	636,611,534
Capital Shares Outstanding*
Class A	4,525,541
Class B	57,883,369
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.07
Class B	11.00

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $702,449,971.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios	$22,347,886

Total investment income	22,347,886
Expenses
Management fees	322,781
Administration fees	11,025
Custodian and accounting fees	12,493
Distribution and service fees—Class B	806,418
Audit and tax services	14,768
Legal	14,250
Trustees’ fees and expenses	19,506
Miscellaneous	3,616

Total expenses	1,204,857
Less expenses reimbursed by the Adviser	(50,713)

Net expenses	1,154,144

Net Investment Income	21,193,742

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated investments	6,009,725
Capital gain distributions from Affiliated Underlying Portfolios	17,213,737

Net realized gain	23,223,462

Net change in unrealized depreciation on affiliated investments	(38,651,674)

Net realized and unrealized loss	(15,428,212)

Net Increase in Net Assets From Operations	$5,765,530

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$21,193,742	$13,396,738
Net realized gain	23,223,462	22,730,073
Net change in unrealized depreciation	(38,651,674)	(5,339,689)

Increase in net assets from operations	5,765,530	30,787,122

From Distributions to Shareholders
Net investment income
Class A	(1,170,030)	(2,053,611)
Class B	(13,237,836)	(24,345,939)
Net realized capital gains
Class A	(1,562,919)	(2,078,453)
Class B	(19,884,218)	(26,396,677)

Total distributions	(35,855,003)	(54,874,680)

Increase in net assets from capital share transactions	13,088,411	23,536,074

Total decrease in net assets	(17,001,062)	(551,484)

Net Assets
Beginning of period	703,706,150	704,257,634

End of period	$686,705,088	$703,706,150

Undistributed net investment income
End of period	$21,111,632	$14,325,756

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	326,791	$3,829,520	743,506	$8,684,348
Reinvestments	245,990	2,732,949	367,949	4,132,064
Redemptions	(366,258)	(4,269,351)	(982,643)	(11,475,936)

Net increase	206,523	$2,293,118	128,812	$1,340,476

Class B
Sales	3,158,978	$36,742,573	10,113,496	$115,990,094
Reinvestments	3,000,186	33,122,054	4,546,830	50,742,616
Redemptions	(5,078,705)	(59,069,334)	(12,486,605)	(144,537,112)

Net increase	1,080,459	$10,795,293	2,173,721	$22,195,598

Increase derived from capital shares transactions		$13,088,411		$23,536,074

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.59		$12.05	$11.94	$11.60	$11.51	$10.87

Income (Loss) from Investment Operations
Net investment income (a)	0.37		0.25	0.33	0.30	0.33	0.33
Net realized and unrealized gain (loss) on investments	(0.26)		0.29	0.20	0.77	0.07	0.77

Total from investment operations	0.11		0.54	0.53	1.07	0.40	1.10

Less Distributions
Distributions from net investment income	(0.27)		(0.50)	(0.36)	(0.41)	(0.31)	(0.46)
Distributions from net realized capital gains	(0.36)		(0.50)	(0.06)	(0.32)	0.00	0.00

Total distributions	(0.63)		(1.00)	(0.42)	(0.73)	(0.31)	(0.46)

Net Asset Value, End of Period	$11.07		$11.59	$12.05	$11.94	$11.60	$11.51

Total Return (%) (b)	0.96	(c)	4.73	4.50	9.49	3.48	10.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.11	(e)	0.12	0.11	0.11	0.11	0.11
Net ratio of expenses to average net assets (%) (d)(f)	0.10	(e)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income to average net assets (%) (g)	3.13	(e)(h)	2.17	2.73	2.58	2.84	2.97
Portfolio turnover rate (%)	15	(c)	16	18	9	33	21
Net assets, end of period (in millions)	$50.1		$50.1	$50.5	$54.9	$48.7	$45.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.51		$11.97	$11.86	$11.53	$11.44	$10.81

Income (Loss) from Investment Operations
Net investment income (a)	0.35		0.22	0.29	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.26)		0.28	0.22	0.76	0.08	0.77

Total from investment operations	0.09		0.50	0.51	1.03	0.37	1.07

Less Distributions
Distributions from net investment income	(0.24)		(0.46)	(0.34)	(0.38)	(0.28)	(0.44)
Distributions from net realized capital gains	(0.36)		(0.50)	(0.06)	(0.32)	0.00	0.00

Total distributions	(0.60)		(0.96)	(0.40)	(0.70)	(0.28)	(0.44)

Net Asset Value, End of Period	$11.00		$11.51	$11.97	$11.86	$11.53	$11.44

Total Return (%) (b)	0.79	(c)	4.47	4.29	9.18	3.25	10.05

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.36	(e)	0.37	0.36	0.36	0.36	0.36
Net ratio of expenses to average net assets (%) (d)(f)	0.35	(e)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income to average net assets (%) (g)	2.83	(e)(h)	1.89	2.49	2.35	2.49	2.68
Portfolio turnover rate (%)	15	(c)	16	18	9	33	21
Net assets, end of period (in millions)	$636.6		$653.6	$653.8	$723.0	$634.3	$562.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of expenses reimbursed by the Adviser (see Note 5 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Asset Allocation 20 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by MetLife Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares in the Asset Allocation Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Asset Allocation Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Investments in the Underlying Portfolios are valued at their closing daily net asset value on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - Asset Allocation Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to distributions from Underlying Portfolios. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-10

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

3. Certain Risks

Market Risk: In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Underlying Portfolios’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$117,905,691	$0	$102,255,638

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Asset Allocation Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Asset Allocation Portfolio. For providing investment management services to the Asset Allocation Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$322,781	0.100%	Of the first $500 million
	0.075%	Of the next $500 million
	0.050%	On amounts in excess of $1 billion

In addition to the above management fee paid to MetLife Advisers, the Asset Allocation Portfolio indirectly pays MetLife Advisers an investment advisory fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Expense Limitation Agreement - Pursuant to an expense agreement relating to each class of the Asset Allocation Portfolio, MetLife Advisers has contractually agreed, from May 1, 2015 to April 30, 2016, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on the Asset Allocation Portfolio’s then-current fiscal year). For the Asset Allocation Portfolio, this subsidy, and identical subsidies in effect in earlier periods, are subject to the

MSF-11

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

obligation of each class of the Asset Allocation Portfolio to repay MetLife Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of the Asset Allocation Portfolio is obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of the Asset Allocation Portfolio’s net average daily net assets) in effect from May 1, 2015 to April 30, 2016 are 0.10% and 0.35% for Class A and B, respectively.

As of June 30, 2015, the amount of expenses deferred in 2010 subject to repayment until December 31, 2015 was $71,127. The amount of expenses deferred in 2011 subject to repayment until December 31, 2016 was $38,237. The amount of expenses deferred in 2012 subject to repayment until December 31, 2017 was $74,663. The amount of expenses deferred in 2013 subject to repayment until December 31, 2018 was $61,885. The amount of expenses deferred in 2014 subject to repayment until December 31, 2019 was $111,213. The amount of expenses deferred in 2015 subject to repayment until December 31, 2020 was $50,713.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Asset Allocation Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Asset Allocation Portfolio’s Class B shares. Under the Distribution and Services Plan, the Class B shares of the Asset Allocation Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Asset Allocation Portfolio shares for promoting or selling and servicing the Class B shares of the Asset Allocation Portfolio. The fees under the Distribution and Services Plan for each class of the Asset Allocation Portfolio’s shares are calculated as a percentage of the Asset Allocation Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B shares. Amount incurred by the Asset Allocation Portfolio for the six months ended June 30, 2015 is shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an active employee of MetLife or its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Asset Allocation Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2015 were as follows:

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Baillie Gifford International Stock	694,151	34,443	(88,246)	640,348
BlackRock Bond Income	795,559	41,294	(54,462)	782,391
BlackRock Capital Appreciation	169,815	39,459	(24,433)	184,841
BlackRock High Yield	429,244	47,380	(30,321)	446,303
BlackRock Large Cap Value	706,632	106,531	(80,822)	732,341
Clarion Global Real Estate	561,676	34,111	(307,160)	288,627
Goldman Sachs Mid Cap Value	214,573	75,623	(17,136)	273,060
Harris Oakmark International	435,775	69,638	(52,441)	452,972
Invesco Comstock	885,505	103,900	(85,820)	903,585
Jennison Growth	429,945	86,463	(64,363)	452,045
JPMorgan Core Bond	7,082,405	201,369	(876,058)	6,407,716
JPMorgan Small Cap Value	193,835	27,895	(16,839)	204,891
Lord Abbett Bond Debenture	270,206	29,901	(19,409)	280,698
Met/Artisan International	691,103	26,216	(71,190)	646,129

MSF-12

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Met/Artisan Mid Cap Value	12,889	2,335	(979)	14,245
Met/Eaton Vance Floating Rate	1,368,590	76,568	(84,130)	1,361,028
Met/Franklin Low Duration Total Return	4,243,403	234,101	(222,170)	4,255,334
Met/Templeton International Bond	1,240,424	143,721	(58,632)	1,325,513
MetLife Small Cap Value	171,003	94,972	(18,454)	247,521
MFS Emerging Markets Equity	182,583	12,763	(18,043)	177,303
MFS Research International	477,026	26,754	(61,917)	441,863
MFS Value	759,925	193,197	(70,227)	882,895
Neuberger Berman Genesis	387,457	14,259	(42,903)	358,813
PIMCO Inflation Protected Bond	6,276,891	424,888	(212,300)	6,489,479
PIMCO Total Return	10,511,749	625,521	(3,609,813)	7,527,457
T. Rowe Price Large Cap Growth	283,220	64,998	(40,907)	307,311
T. Rowe Price Large Cap Value	388,867	29,296	(31,505)	386,658
TCW Core Fixed Income	—	6,407,970	(7,726)	6,400,244
Western Asset Management Strategic Bond Opportunities	1,576,094	326,528	(44,553)	1,858,069
Western Asset Management U.S. Government	8,739,893	241,488	(1,430,098)	7,551,283
WMC Core Equity Opportunities	323,362	191,493	(24,300)	490,555
WMC Large Cap Research	481,809	53,963	(49,182)	486,590

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Affiliated Underlying Portfolios	Capital Gain Distributions from Affiliated Underlying Portfolios	Dividend Income from Affiliated Underlying Portfolios	Ending Value as of June 30, 2015
Baillie Gifford International Stock	$193,064	$—	$111,272	$6,730,062
BlackRock Bond Income	483,644	927,061	3,165,592	82,878,705
BlackRock Capital Appreciation	373,851	1,151,830	—	6,731,911
BlackRock High Yield	(3,553)	30,224	272,827	3,432,070
BlackRock Large Cap Value	55,551	532,325	118,959	6,759,511
Clarion Global Real Estate	811,703	—	136,370	3,327,867
Goldman Sachs Mid Cap Value	10,634	824,175	29,993	3,353,183
Harris Oakmark International	219,459	597,528	209,235	6,708,512
Invesco Comstock	517,199	438,551	408,014	13,499,561
Jennison Growth	351,376	1,013,967	18,378	6,753,558
JPMorgan Core Bond	38,135	—	1,659,890	65,615,010
JPMorgan Small Cap Value	28,696	289,430	45,492	3,374,555
Lord Abbett Bond Debenture	11,526	134,646	191,110	3,424,520
Met/Artisan International	46,560	—	49,387	6,700,361
Met/Artisan Mid Cap Value	110,385	414,055	39,238	3,375,669
Met/Eaton Vance Floating Rate	39,452	—	516,474	13,787,213
Met/Franklin Low Duration Total Return	5,369	—	1,354,930	41,361,844
Met/Templeton International Bond	(20,479)	24,349	1,132,250	13,732,314
MetLife Small Cap Value	82,073	1,198,975	12,513	3,383,607
MFS Emerging Markets Equity	(10,752)	—	33,486	1,680,830
MFS Research International	132,035	—	145,051	5,032,816
MFS Value	537,089	2,093,386	364,353	13,508,288
Neuberger Berman Genesis	256,150	—	28,588	6,774,384
PIMCO Inflation Protected Bond	(187,500)	—	3,172,750	62,234,108
PIMCO Total Return	65,442	1,155,085	5,302,162	85,361,358
T. Rowe Price Large Cap Growth	457,768	1,183,658	9,254	6,745,471
T. Rowe Price Large Cap Value	428,411	28,101	233,544	13,463,444
TCW Core Fixed Income	(538)	—	—	63,426,421
Western Asset Management Strategic Bond Opportunities	69,402	—	1,209,289	23,820,449
Western Asset Management U.S. Government	566,866	—	2,069,215	89,784,760
WMC Core Equity Opportunities	237,164	4,694,011	244,013	13,470,639
WMC Large Cap Research	103,543	482,380	64,257	6,763,601

	$6,009,725	$17,213,737	$22,347,886	$686,996,602

MSF-13

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$27,307,125	$21,990,272	$27,567,555	$3,578,573	$54,874,680	$25,568,845

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$14,506,337	$21,193,960	$19,840,040	$—	$55,540,337

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Asset Allocation Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-14

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the MetLife Asset Allocation 40 Portfolio returned 1.64% and 1.44%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Conservative Index1, returned 0.44%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets started 2015 with a gloomy sentiment driven by concerns over a World Bank report which revised down global growth, particularly in Europe, China, and Japan. Oil prices continued to plunge with another 11% drop in January. Political turmoil in Greece and disappointing earnings reports from a number of financial and industrial companies added selling pressure to the stock markets. Entering February, oil prices seem to have stabilized and news out of Greece appeared to reassure investors. Further supported by notable merger and acquisition (“M&A”) activity, the market reversed course, and gradually climbed up. Equity markets delivered strong returns broadly in the month of February. In March, the market experienced some whipsaws, and ended the month modestly lower. The next two months were relatively calm with the S&P 500 Index slowly edging up, bolstered by positive surprises on the corporate earnings front as well as strengthening job and housing markets. However, the gain was largely erased in June as the Greece debt crisis intensified. As it became clear that Greece would default on its payment due on June 30 to the International Monetary Fund (IMF), global equity markets tumbled on June 29. Major equity indices witnessed their largest one-day decline in many months.

The U.S. stock market, as measured by the S&P 500 Index, scored a 1.2% gain over the six month period. Despite a relatively benign return for the broader market, there was a dispersion of returns for the various industry sectors. Supported by rising M&A activity, the Health Care sector turned out to be best performing sector during the first half of 2015 with an impressive 9.6% return. On the other end of the spectrum, Utility stocks suffered a double digit loss, under the pressure of potential interest rates hikes. Small cap stocks, represented by the Russell 2000 Index, outpaced their large cap counterparts, advancing 4.8%. Most of the outperformance occurred in the first quarter of the year, during which a stronger dollar put a great amount of pressure on large cap stocks. Stocks with a growth orientation notably outperformed value stocks across market cap segments. Equity markets outside the U.S. in general performed better than domestic markets, bolstered by easing monetary policies implemented by a number of central banks including the European Central Bank, the Bank of Japan and the People’s Bank of China. The MSCI EAFE Index and MSCI Emerging Markets Index gained 5.5% and 2.9% in U.S. dollar terms, respectively.

Within the fixed income world, U.S. Treasury yields dropped further in the first quarter of 2015, continuing the declining trend from 2014, before reversing course in the second quarter. The 10-year Treasury yield stood at 2.35% at the end of June, compared to 2.17% at the end of 2014. With respect to the shape of the yield curve, the flattening that took place in the first quarter was more or less offset by steepening in the second quarter. As a result, the overall Barclays Treasury Index moved little over the course of the six month period. For the spread sectors, while Agency and Mortgage-Backed Securities modestly outperformed Treasuries, Investment Grade Corporates trailed. For the broad market, the Barclays U.S. Aggregate Bond Index gave up 0.1% during the reporting period. The Barclays High Yield Index, on the other hand, delivered a positive return of 2.5%. Bonds issued outside the U.S. on average were slightly down in local terms. As major currencies weakened relative to the U.S. dollar, the Barclays Global Aggregate ex-U.S. Index lost 5.4% in dollar terms.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The MetLife Asset Allocation 40 Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 40% to equities and 60% to fixed income.

Over the six month period, the portfolio outpaced the Dow Jones Moderately Conservative Index. While a large cap orientation vis-a-vis the Dow Jones Index within domestic equity held back the relative results to some extent, an overweight to high yield bonds and an underweight to foreign bonds added value. More importantly, strong security selection in the underlying portfolios made positive contributions.

The fixed income underlying portfolios in aggregate made a positive contribution to performance. As the U.S. dollar continued to strengthen through the first quarter of 2015, many bond portfolios we held benefited from a long dollar position during the reporting period. The Met/Templeton International Bond Portfolio is a good example of the currency positioning. The portfolio’s benchmark-unconstrained approach often results in large active positions compared to its benchmark index. A sizable underweight to the euro and the Japanese yen and an overweight to the dollar worked favorably. In addition, select underweighted duration exposures in Europe further added to performance. The PIMCO Total Return and BlackRock Bond Income Portfolios were two other beneficiaries of their currency positioning (both were long the dollar). Additionally, the PIMCO portfolio’s out-of-benchmark exposures to high yield bonds and non-Agency mortgages added more value, as both sectors delivered a stronger return than the Barclays Aggregate Bond Index. For the BlackRock Bond Income Portfolio, also contributing positively were allocations to securitized assets and high yield, and security selection within U.S. investment grade credit. The fixed income markets experienced some whipsaws during the six month period with respect to the direction of interest rates and the shape of the yield curve. Over the entire period, bonds with longer maturities underperformed those with shorter maturities, which helped the Met/Franklin Low Duration Total Return Portfolio achieve a better return than some other broader based fixed income portfolios.

MSF-1

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

The domestic equity portfolios produced mixed results. Positive contributions from growth oriented portfolios were mostly offset by detractions from value portfolios, as growth stocks significantly outperformed their value counterparts. On the positive side, the Jennison Growth and T. Rowe Price Large Cap Growth Portfolios were among the top contributors. In addition to benefiting from a growth investing style, both portfolios added more value from strong stock selection and to a lesser extent, sector allocation. The Jennison Growth Portfolio outperformed its growth benchmark by a wide margin. From a stock selection perspective, the portfolio’s larger position sizes in Netflix and Amazon were exceedingly helpful, as both stocks posted strong returns. From a sector allocation perspective, an overweight to the Health Care and Consumer Discretionary sectors combined with an underweight to the Industrials sector added meaningful outperformance to the portfolio. For the T. Rowe Price Large Cap Growth Portfolio, holdings in Amazon and Netflix were also the top performers in its Consumer Discretionary sector. Contributing further were a number of bio pharmaceutical stocks which posted very strong returns during the reporting period. Sector decisions played a smaller role in this portfolio. On the negative side, the T. Rowe Price Large Cap Value and WMC Core Equity Opportunities Portfolios were among the top detractors, due largely to the value style headwind. The T. Rowe Price Large Cap Value Portfolio’s relative return was also held back by its Health Care sector, where both stock selection and an underweight position to the strong performing sector proved to be detrimental. The WMC Core Equity Opportunities Portfolio’s focus on dividend growing companies was not rewarded by the market during the six month period. Stock selection in the Health Care and Consumer Staples sectors detracted from relative return.

Among equity portfolios that invest outside the U.S., the MFS Research International Portfolio was one of the largest contributors. Strong stock selection across a broad group of companies in the Financials sector was a primary driver of performance, which accounted for nearly two thirds of the portfolio’s outperformance relative to its benchmark. The Baillie Gifford International Stock Portfolio also outperformed its benchmark, driven largely by strong stock selection in Hong Kong and the U.K. The portfolio’s holding in Hong Kong Exchanges and Clearing contributed significantly to performance as the new Shanghai-Hong Kong Stock Connect, which allows offshore investors access to the China A-Share market, was viewed by the market as a ground-breaking milestone in the development of the capital markets of Hong Kong and China. Conversely, the Clarion Global Real Estate Portfolio weighed on performance due to the Real Estate asset class being under pressure from the prospect of rising long-term interest rates as well as uncertainty surrounding Greece’s debt crisis. As oil prices continued to decline in the first quarter of the year, energy stocks underperformed the broader equity market during the six month period. In fact, the Energy sector was the second lowest performing sector during this period. As a result, the Van Eck Global Natural Resources Portfolio detracted from the overall performance even though the portfolio outpaced its asset class benchmark.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATELY CONSERVATIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
MetLife Asset Allocation 40 Portfolio
Class A	1.64	2.36	8.33	5.75
Class B	1.44	2.09	8.06	5.48
Dow Jones Moderately Conservative Index	0.44	-0.05	7.04	5.36

1 The Dow Jones Moderately Conservative Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 40% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	9.3
BlackRock Bond Income Portfolio (Class A)	9.1
Western Asset Management U.S. Government Portfolio (Class A)	8.1
JPMorgan Core Bond Portfolio (Class A)	7.1
TCW Core Fixed Income Portfolio (Class A)	6.8
PIMCO Inflation Protected Bond Portfolio (Class A)	6.1
Met/Franklin Low Duration Total Return Portfolio (Class A)	4.1
MFS Value Portfolio (Class A)	3.5
T. Rowe Price Large Cap Value Portfolio (Class A)	3.5
WMC Core Equity Opportunities Portfolio (Class A)	3.5

MSF-3

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Asset Allocation 40 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.60%	$1,000.00	$1,016.40	$3.00
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class B(a)	Actual	0.85%	$1,000.00	$1,014.40	$4.25
	Hypothetical*	0.85%	$1,000.00	$1,020.58	$4.26

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MSF-4

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	14,874,768	$156,333,811
BlackRock Bond Income Portfolio (Class A) (a)	6,845,748	725,170,125
BlackRock Capital Appreciation Portfolio (Class A) (a)	4,301,864	156,673,884
BlackRock High Yield Portfolio (Class A) (b)	5,214,948	40,102,952
BlackRock Large Cap Value Portfolio (Class A) (a)	17,079,590	157,644,615
Clarion Global Real Estate Portfolio (Class A) (b)	4,989,516	57,529,124
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,980,330	115,315,057
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,171,267	38,943,160
Harris Oakmark International Portfolio (Class A) (b)	13,129,625	194,449,748
Invesco Comstock Portfolio (Class A) (b)	15,784,040	235,813,555
Invesco Small Cap Growth Portfolio (Class A) (b)	7,127,347	117,886,314
Jennison Growth Portfolio (Class A) (a)	7,896,058	117,967,111
JPMorgan Core Bond Portfolio (Class A) (b)	55,059,134	563,805,531
JPMorgan Small Cap Value Portfolio (Class A) (b)	4,775,247	78,648,322
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,283,942	40,064,096
Met/Artisan International Portfolio (Class A) (b)	9,201,813	95,422,803
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	165,978	39,333,379
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,877,738	160,841,490
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	33,117,079	321,898,013
Met/Templeton International Bond Portfolio (Class A) (b)	23,225,827	240,619,572
MetLife Small Cap Value Portfolio (Class A) (b)	5,775,944	78,957,161
MFS Emerging Markets Equity Portfolio (Class A) (b)	8,170,164	77,453,157
MFS Research International Portfolio (Class A) (b)	10,256,395	116,820,345
MFS Value Portfolio (Class A) (a)	18,006,676	275,502,140
Neuberger Berman Genesis Portfolio (Class A) (a)	4,185,111	79,014,889
Oppenheimer Global Equity Portfolio (Class A) (b)	1,797,569	39,187,003
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	50,423,742	483,563,689
PIMCO Total Return Portfolio (Class A) (b)	65,318,516	740,711,972
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	7,156,126	157,076,959
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,889,772	274,721,870
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,430,911	39,489,790
TCW Core Fixed Income Portfolio (Class A) (b) (c)	54,115,577	536,285,370

Affiliated Investment Companies—(Continued)
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,643,221	73,872,619
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	18,203,314	233,366,480
Western Asset Management U.S. Government Portfolio (Class A) (a)	54,213,266	644,595,730
WMC Core Equity Opportunities Portfolio (Class A) (a)	10,003,263	274,689,598
WMC Large Cap Research Portfolio (Class A) (b)	11,336,715	157,580,343

Total Mutual Funds (Cost $7,785,911,296)		7,937,351,777

Total Investments—100.0% (Cost $7,785,911,296) (d)		7,937,351,777
Other assets and liabilities (net)—0.0%		(2,206,569)

Net Assets—100.0%		$7,935,145,208

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Met Investors Series Trust. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	As of June 30, 2015, the aggregate cost of investments was $7,785,911,296. The aggregate unrealized appreciation and depreciation of investments were $423,814,797 and $(272,374,316), respectively, resulting in net unrealized appreciation of $151,440,481.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,937,351,777	$—	$—	$7,937,351,777
Total Investments	$7,937,351,777	$—	$—	$7,937,351,777

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Affiliated investments at value (a)	$7,937,351,777
Receivable for:
Investments sold	6,276,859
Fund shares sold	746,744

Total Assets	7,944,375,380
Liabilities
Payables for:
Fund shares redeemed	7,023,603
Accrued expenses:
Management fees	360,899
Distribution and service fees	1,627,641
Deferred trustees’ fees	170,681
Other expenses	47,348

Total Liabilities	9,230,172

Net Assets	$7,935,145,208

Net assets consist of:
Paid in surplus	$7,124,688,345
Undistributed net investment income	217,957,217
Accumulated net realized gain	441,059,165
Unrealized appreciation on affiliated investments	151,440,481

Net Assets	$7,935,145,208

Net Assets
Class A	$109,748,102
Class B	7,825,397,106
Capital Shares Outstanding*
Class A	9,004,608
Class B	647,328,306
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.19
Class B	12.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $7,785,911,296.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios	$231,505,889

Total investment income	231,505,889
Expenses
Management fees	2,237,114
Administration fees	11,025
Custodian and accounting fees	12,493
Distribution and service fees—Class B	10,115,601
Audit and tax services	14,772
Legal	14,250
Trustees’ fees and expenses	19,507
Miscellaneous	8,523

Total expenses	12,433,285

Net Investment Income	219,072,604

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated investments	126,382,733
Capital gain distributions from Affiliated Underlying Portfolios	365,277,001

Net realized gain	491,659,734

Net change in unrealized depreciation on affiliated investments	(584,207,320)

Net realized and unrealized loss	(92,547,586)

Net Increase in Net Assets From Operations	$126,525,018

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$219,072,604	$15,821,733
Net realized gain	491,659,734	479,558,569
Net change in unrealized depreciation	(584,207,320)	(149,304,304)

Increase in net assets from operations	126,525,018	346,075,998

From Distributions to Shareholders
Net investment income
Class A	(518,211)	(3,378,136)
Class B	(21,482,236)	(47,144,461)
Net realized capital gains
Class A	(5,972,166)	(3,987,034)
Class B	(431,486,058)	(60,578,097)

Total distributions	(459,458,671)	(115,087,728)

Increase (decrease) in net assets from capital share transactions	(149,093,443)	6,400,075,922

Total increase (decrease) in net assets	(482,027,096)	6,631,064,192

Net Assets
Beginning of period	8,417,172,304	1,786,108,112

End of period	$7,935,145,208	$8,417,172,304

Undistributed net investment income
End of period	$217,957,217	$20,885,060

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	465,818	$5,989,765	1,248,024	$15,816,049
Shares issued through acquisition (a)	0	0	118,331	1,450,736
Reinvestments	528,532	6,490,377	602,715	7,365,170
Redemptions	(850,381)	(10,978,387)	(1,401,100)	(17,765,133)

Net increase	143,969	$1,501,755	567,970	$6,866,822

Class B
Sales	3,889,182	$49,714,430	8,492,611	$106,596,008
Shares issued through acquisition (a)	0	0	596,895,609	7,270,188,523
Reinvestments	37,189,515	452,968,294	8,873,357	107,722,558
Redemptions	(50,965,044)	(653,277,922)	(87,261,113)	(1,091,297,989)

Net increase (decrease)	(9,886,347)	$(150,595,198)	527,000,464	$6,393,209,100

Increase (decrease) derived from capital shares transactions		$(149,093,443)		$6,400,075,922

(a)	See Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.74		$12.99	$12.14	$11.25	$11.36	$10.54

Income (Loss) from Investment Operations
Net investment income (a)	0.36		0.24	0.29	0.28	0.29	0.28
Net realized and unrealized gain (loss) on investments	(0.15)		0.40	1.04	1.02	(0.14)	0.94

Total from investment operations	0.21		0.64	1.33	1.30	0.15	1.22

Less Distributions
Distributions from net investment income	(0.06)		(0.41)	(0.35)	(0.37)	(0.26)	(0.40)
Distributions from net realized capital gains	(0.70)		(0.48)	(0.13)	(0.04)	0.00	0.00

Total distributions	(0.76)		(0.89)	(0.48)	(0.41)	(0.26)	(0.40)

Net Asset Value, End of Period	$12.19		$12.74	$12.99	$12.14	$11.25	$11.36

Total Return (%) (b)	1.64	(c)	5.16	11.20	11.74	1.27	11.78

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06	(e)	0.06	0.08	0.08	0.08	0.10
Ratio of net investment income to average net assets (%) (f)	2.76	(e)(g)	1.92	2.31	2.37	2.50	2.64
Portfolio turnover rate (%)	15	(c)	15	15	10	32	16
Net assets, end of period (in millions)	$109.7		$112.9	$107.7	$97.3	$84.8	$86.2

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.64		$12.89	$12.05	$11.17	$11.28	$10.47

Income (Loss) from Investment Operations
Net investment income (a)	0.34		0.03	0.26	0.25	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.15)		0.57	1.03	1.01	(0.11)	0.94

Total from investment operations	0.19		0.60	1.29	1.26	0.13	1.19

Less Distributions
Distributions from net investment income	(0.04)		(0.37)	(0.32)	(0.34)	(0.24)	(0.38)
Distributions from net realized capital gains	(0.70)		(0.48)	(0.13)	(0.04)	0.00	0.00

Total distributions	(0.74)		(0.85)	(0.45)	(0.38)	(0.24)	(0.38)

Net Asset Value, End of Period	$12.09		$12.64	$12.89	$12.05	$11.17	$11.28

Total Return (%) (b)	1.44	(c)	4.93	10.92	11.46	1.05	11.53

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31	(e)	0.31	0.33	0.33	0.33	0.35
Ratio of net investment income to average net assets (%) (f)	2.49	(e)(g)	0.21	2.10	2.16	2.16	2.31
Portfolio turnover rate (%)	15	(c)	15	15	10	32	16
Net assets, end of period (in millions)	$7,825.4		$8,304.3	$1,678.4	$1,618.0	$1,498.6	$1,364.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Asset Allocation 40 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by MetLife Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares in the Asset Allocation Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Asset Allocation Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Investments in the Underlying Portfolios are valued at their closing daily net asset value on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - Asset Allocation Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to distributions from Underlying Portfolios and merger adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-10

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

3. Certain Risks

Market Risk: In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Underlying Portfolios’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$1,270,385,167	$0	$1,294,761,267

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Asset Allocation Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Asset Allocation Portfolio. For providing investment management services to the Asset Allocation Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$2,237,114	0.100%	Of the first $500 million
	0.075%	Of the next $500 million
	0.050%	On amounts in excess of $1 billion

In addition to the above management fee paid to MetLife Advisers, the Asset Allocation Portfolio indirectly pays MetLife Advisers an investment advisory fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

MSF-11

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Asset Allocation Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Asset Allocation Portfolio’s Class B shares. Under the Distribution and Services Plan, the Class B shares of the Asset Allocation Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Asset Allocation Portfolio shares for promoting or selling and servicing the Class B shares of the Asset Allocation Portfolio. The fees under the Distribution and Services Plan for each class of the Asset Allocation Portfolio’s shares are calculated as a percentage of the Asset Allocation Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B shares. Amount incurred by the Asset Allocation Portfolio for the six months ended June 30, 2015 is shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an active employee of MetLife or its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Asset Allocation Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2015 were as follows:

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Baillie Gifford International Stock	16,663,364	251,130	(2,039,726)	14,874,768
BlackRock Bond Income	7,261,961	339,196	(755,409)	6,845,748
BlackRock Capital Appreciation	4,095,624	729,448	(523,208)	4,301,864
BlackRock High Yield	5,145,360	459,072	(389,484)	5,214,948
BlackRock Large Cap Value	17,043,410	1,625,496	(1,589,316)	17,079,590
Clarion Global Real Estate	6,787,848	208,947	(2,007,279)	4,989,516
ClearBridge Aggressive Growth	5,262,299	2,137,518	(419,487)	6,980,330
Goldman Sachs Mid Cap Value	2,583,508	793,081	(205,322)	3,171,267
Harris Oakmark International	13,047,619	1,574,543	(1,492,537)	13,129,625
Invesco Comstock	16,019,661	981,459	(1,217,080)	15,784,040
Invesco Small Cap Growth	6,445,844	1,655,502	(973,999)	7,127,347
Jennison Growth	7,775,525	1,205,964	(1,085,431)	7,896,058
JPMorgan Core Bond	68,737,222	1,401,730	(15,079,818)	55,059,134
JPMorgan Small Cap Value	4,667,169	471,502	(363,424)	4,775,247
Lord Abbett Bond Debenture	3,255,431	310,522	(282,011)	3,283,942
Met/Artisan International	8,263,325	1,509,255	(570,767)	9,201,813
Met/Artisan Mid Cap Value	155,288	21,914	(11,224)	165,978
Met/Eaton Vance Floating Rate	16,466,536	596,557	(1,185,355)	15,877,738
Met/Franklin Low Duration Total Return	33,991,005	1,090,163	(1,964,089)	33,117,079
Met/Templeton International Bond	22,292,246	1,960,198	(1,026,617)	23,225,827
MetLife Small Cap Value	4,118,035	2,056,429	(398,520)	5,775,944
MFS Emerging Markets Equity	8,201,306	179,697	(210,839)	8,170,164
MFS Research International	11,282,085	298,437	(1,324,127)	10,256,395
MFS Value	16,048,262	3,236,193	(1,277,779)	18,006,676
Neuberger Berman Genesis	4,663,646	17,919	(496,454)	4,185,111
Oppenheimer Global Equity	2,054,951	59,520	(316,902)	1,797,569
PIMCO Inflation Protected Bond	49,719,666	2,587,705	(1,883,629)	50,423,742
PIMCO Total Return	98,215,823	4,993,583	(37,890,890)	65,318,516
T. Rowe Price Large Cap Growth	8,531,107	1,255,951	(2,630,932)	7,156,126
T. Rowe Price Large Cap Value	8,202,897	152,402	(465,527)	7,889,772
T. Rowe Price Mid Cap Growth	3,369,713	517,637	(456,439)	3,430,911
TCW Core Fixed Income*	—	54,137,815	(22,238)	54,115,577
Van Eck Global Natural Resources	6,212,917	1,046,026	(615,722)	6,643,221

MSF-12

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Western Asset Management Strategic Bond Opportunities	12,649,858	6,109,474	(556,018)	18,203,314
Western Asset Management U.S. Government*	62,892,871	1,257,129	(9,936,734)	54,213,266
WMC Core Equity Opportunities	6,833,966	3,599,162	(429,865)	10,003,263
WMC Large Cap Research	11,612,157	907,297	(1,182,739)	11,336,715

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2015. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Affiliated Underlying Portfolios	Capital Gain Distributions from Affiliated Underlying Portfolios	Dividend Income from Affiliated Underlying Portfolios	Ending Value as of June 30, 2015
Baillie Gifford International Stock	$2,734,376	$—	$2,594,758	$156,333,811
BlackRock Bond Income	4,531,577	8,125,931	27,747,243	725,170,125
BlackRock Capital Appreciation	6,940,267	27,004,127	—	156,673,884
BlackRock High Yield	98,584	353,173	3,188,100	40,102,952
BlackRock Large Cap Value	1,161,908	12,456,440	2,783,649	157,644,615
Clarion Global Real Estate	7,592,632	—	2,394,829	57,529,124
ClearBridge Aggressive Growth	3,203,061	—	473,284	115,315,057
Goldman Sachs Mid Cap Value	501,964	9,654,242	351,326	38,943,160
Harris Oakmark International	6,864,392	17,411,674	6,096,978	194,449,748
Invesco Comstock	9,437,560	7,712,136	7,175,121	235,813,555
Invesco Small Cap Growth	7,647,514	27,519,312	168,934	117,886,314
Jennison Growth	5,812,958	17,827,274	323,133	117,967,111
JPMorgan Core Bond	782,058	—	14,251,903	563,805,531
JPMorgan Small Cap Value	612,755	6,775,753	1,065,011	78,648,322
Lord Abbett Bond Debenture	160,075	1,574,843	2,235,261	40,064,096
Met/Artisan International	330,926	—	704,119	95,422,803
Met/Artisan Mid Cap Value	1,460,137	4,835,961	458,280	39,333,379
Met/Eaton Vance Floating Rate	540,285	—	6,033,498	160,841,490
Met/Franklin Low Duration Total Return	25,914	—	10,561,508	321,898,013
Met/Templeton International Bond	1,434,930	426,695	19,841,323	240,619,572
MetLife Small Cap Value	2,760,627	28,059,269	292,838	78,957,161
MFS Emerging Markets Equity	643,599	—	1,554,331	77,453,157
MFS Research International	2,380,785	—	3,383,330	116,820,345
MFS Value	8,479,753	42,888,998	7,464,809	275,502,140
Neuberger Berman Genesis	2,966,903	—	334,488	79,014,889
Oppenheimer Global Equity	689,317	842,982	458,839	39,187,003
PIMCO Inflation Protected Bond	81,043	—	24,661,745	483,563,689
PIMCO Total Return	(111,000)	10,092,481	46,327,289	740,711,972
T. Rowe Price Large Cap Growth	26,195,314	27,731,281	216,792	157,076,959
T. Rowe Price Large Cap Value	6,118,399	576,042	4,787,372	274,721,870
T. Rowe Price Mid Cap Growth	1,554,002	6,034,873	—	39,489,790
TCW Core Fixed Income	(1,779)	—	—	536,285,370
Van Eck Global Natural Resources	(25,365)	—	357,219	73,872,619
Western Asset Management Strategic Bond Opportunities	420,367	—	11,858,356	233,366,480
Western Asset Management U.S. Government	3,774,891	—	14,861,426	644,595,730
WMC Core Equity Opportunities	6,145,161	96,082,500	4,994,740	274,689,598
WMC Large Cap Research	2,436,843	11,291,014	1,504,057	157,580,343

	$126,382,733	$365,277,001	$231,505,889	$7,937,351,777

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

MSF-13

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$52,413,626	$44,793,771	$62,674,102	$18,186,782	$115,087,728	$62,980,553

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$23,586,962	$433,748,682	$686,225,524	$—	$1,143,561,168

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Asset Allocation Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Acquisition

At the close of business on April 25, 2014, the Portfolio, with aggregate Class A and Class B net assets of $110,043,214 and $1,648,206,168, respectively, acquired all the assets and liabilities of both MetLife Defensive Strategy Portfolio of the Met Investors Series Trust (“MetLife Defensive Strategy”) and MetLife Moderate Strategy Portfolio of the Met Investors Series Trust (“MetLife Moderate Strategy”).

The acquisitions were accomplished by a tax-free exchange of shares of the Portfolio in the following amounts:

Portfolio	Share Class	Shares Prior to Acquisition	Value of Shares Issued by Portfolio	Shares Issued By Portfolio
MetLife Defensive Strategy	Class A	2,596	$26,376	2,151
MetLife Defensive Strategy	Class B	239,308,576	2,419,426,306	198,639,270
MetLife Moderate Strategy	Class A	127,474	1,424,360	116,180
MetLife Moderate Strategy	Class B	435,277,824	4,850,762,217	398,256,339

Each shareholder of MetLife Defensive Strategy and MetLife Moderate Strategy received shares of the Portfolio with the same class designation and at the respective Class NAV, as determined at the close of business on April 25, 2014. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. Some of the investments held by the MetLife Defensive Strategy and MetLife Moderate Strategy Portfolios may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. All costs associated with the merger were borne by the shareholders of the Portfolios.

MetLife Defensive Strategy’s net assets on April 25, 2014 were $26,376 and $2,419,426,306 for Class A and B shares, respectively, including investments valued at $2,420,095,150 with a cost basis of $2,283,459,843. MetLife Moderate Strategy’s net assets on April 25, 2014 were $1,424,360 and $4,850,762,217 for Class A and Class B shares, respectively, including investments valued at $4,853,371,562 with a cost basis of $4,319,481,591. For financial reporting purposes, assets received, liabilities assumed, and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from MetLife Defensive Strategy and MetLife Moderate Strategy Portfolios were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Portfolio immediately after the acquisition were $9,029,888,641, which included $136,635,307 and $533,889,971 of acquired unrealized appreciation on investments from MetLife Defensive Strategy and MetLife Moderate Strategy, respectively.

MSF-14

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Assuming the acquisition had been completed on January 1, 2014, the Portfolio’s pro-forma results of operations for the year ended December 31, 2014 are as follows:

Net investment income	$154,153,884	(a)
Net realized and unrealized gain on investments	$269,770,459	(b)

Net increase in net assets from operations	$423,924,343

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MetLife Defensive Strategy and MetLife Moderate Strategy that have been included in the Portfolio’s Statement of Operations since April 25, 2014.

(a)	$15,821,733 net investment income as reported plus $49,602,970 from MetLife Defensive Strategy pre-merger net investment income, plus $88,380,787 from MetLife Moderate Strategy pre-merger net investment income, plus $240,411 in lower net advisory fees, plus $107,983 of pro-forma eliminated other expenses.
(b)	$735,647,801 unrealized appreciation as reported minus $1,218,019,715 pro-forma December 31, 2013 unrealized appreciation, plus $479,558,569 net realized gain as reported, plus $74,144,708 and $198,439,096 in net realized gain from MetLife Defensive Strategy and MetLife Moderate Strategy pre-merger, respectively.

10. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the MetLife Asset Allocation 60 Portfolio returned 2.50% and 2.30%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 1.64%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets started 2015 with a gloomy sentiment driven by concerns over a World Bank report which revised down global growth, particularly in Europe, China, and Japan. Oil prices continued to plunge with another 11% drop in January. Political turmoil in Greece and disappointing earnings reports from a number of financial and industrial companies added selling pressure to the stock markets. Entering February, oil prices seem to have stabilized and news out of Greece appeared to reassure investors. Further supported by notable merger and acquisition (“M&A”) activity, the market reversed course, and gradually climbed up. Equity markets delivered strong returns broadly in the month of February. In March, the market experienced some whipsaws, and ended the month modestly lower. The next two months were relatively calm with the S&P 500 Index slowly edging up, bolstered by positive surprises on the corporate earnings front as well as strengthening job and housing markets. However, the gain was largely erased in June as the Greece debt crisis intensified. As it became clear that Greece would default on its payment due on June 30 to the International Monetary Fund (IMF), global equity markets tumbled on June 29. Major equity indices witnessed their largest one-day decline in many months.

The U.S. stock market, as measured by the S&P 500 Index, scored a 1.2% gain over the six month period. Despite a relatively benign return for the broader market, there was a dispersion of returns for the various industry sectors. Supported by rising M&A activity, the Health Care sector turned out to be best performing sector during the first half of 2015 with an impressive 9.6% return. On the other end of the spectrum, Utility stocks suffered a double digit loss, under the pressure of potential interest rates hikes. Small cap stocks, represented by the Russell 2000 Index, outpaced their large cap counterparts, advancing 4.8%. Most of the outperformance occurred in the first quarter of the year, during which a stronger dollar put a great amount of pressure on large cap stocks. Stocks with a growth orientation notably outperformed value stocks across market cap segments. Equity markets outside the U.S. in general performed better than domestic markets, bolstered by easing monetary policies implemented by a number of central banks including the European Central Bank, the Bank of Japan and the People’s Bank of China. The MSCI EAFE Index and MSCI Emerging Markets Index gained 5.5% and 2.9% in U.S. dollar terms, respectively.

Within the fixed income world, U.S. Treasury yields dropped further in the first quarter of 2015, continuing the declining trend from 2014, before reversing course in the second quarter. The 10-year Treasury yield stood at 2.35% at the end of June, compared to 2.17% at the end of 2014. With respect to the shape of the yield curve, the flattening that took place in the first quarter was more or less offset by steepening in the second quarter. As a result, the overall Barclays Treasury Index moved little over the course of the six month period. For the spread sectors, while Agency and Mortgage-Backed Securities modestly outperformed Treasuries, Investment Grade Corporates trailed. For the broad market, the Barclays U.S. Aggregate Bond Index gave up 0.1% during the reporting period. The Barclays High Yield Index, on the other hand, delivered a positive return of 2.5%. Bonds issued outside the U.S. on average were slightly down in local terms. As major currencies weakened relative to the U.S. dollar, the Barclays Global Aggregate ex-U.S. Index lost 5.4% in dollar terms.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The MetLife Asset Allocation 60 Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 60% to equities and 40% to fixed income.

Over the six month period, the Portfolio outpaced the Dow Jones Moderate Index. While a large cap orientation vis-a-vis the Dow Jones Index within domestic equity held back the relative results, an overweight to high yield bonds and an underweight to foreign bonds added value. Strong security selection in the underlying portfolios also made positive contributions.

The domestic equity portfolios in aggregate contributed positively. Outperformance produced by growth oriented portfolios outweighed a negative impact from value portfolios. On the positive side, the Jennison Growth and T. Rowe Price Large Cap Growth Portfolios were among the top contributors. In addition to benefiting from a growth investing style, both portfolios added more value from strong stock selection and to a lesser extent, sector allocation. The Jennison Growth Portfolio outperformed its growth benchmark by a wide margin. From a stock selection perspective, the portfolio’s larger position sizes in Netflix and Amazon were exceedingly helpful, as both stocks posted strong returns. From a sector allocation perspective, an overweight to the Health Care and Consumer Discretionary sectors combined with an underweight to the Industrials sector added meaningful outperformance to the portfolio. For the T. Rowe Price Large Cap Growth Portfolio, holdings in Amazon and Netflix were also the top performers in its Consumer Discretionary sector. Contributing further were a number of bio pharmaceutical stocks which posted very strong returns during the reporting period. Sector decisions played a smaller role in this portfolio. On the negative side, the T. Rowe Price Large Cap Value and WMC Core Equity Opportunities Portfolios were among the top detractors, due largely to the value style headwind. The T. Rowe Price Large Cap Value Portfolio’s relative return was also held back by its Health Care sector, where both stock selection and an underweight position to the strong performing sector proved to be detrimental. The WMC Core Equity Opportunities Portfolio’s focus on dividend growing companies was not rewarded by the market during the six month period.

MSF-1

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Stock selection in the Health Care and Consumer Staples sectors detracted from relative return.

Among equity portfolios that invest outside the U.S., the MFS Research International Portfolio was one of the largest contributors. Strong stock selection across a broad group of companies in the Financials sector was a primary driver of performance, which accounted for nearly two thirds of the portfolio’s outperformance relative to its benchmark. The Baillie Gifford International Stock Portfolio also outperformed its benchmark, driven largely by strong stock selection in Hong Kong and the U.K. The portfolio’s holding in Hong Kong Exchanges and Clearing contributed significantly to performance as the new Shanghai-Hong Kong Stock Connect, which allows offshore investors access to the China A-Share market, was viewed by the market as a ground-breaking milestone in the development of the capital markets of Hong Kong and China. Conversely, the Clarion Global Real Estate Portfolio weighed on performance due to the Real Estate asset class being under pressure from the prospect of rising long-term interest rates as well as uncertainty surrounding Greece’s debt crisis. As oil prices continued to decline in the first quarter of the year, energy stocks underperformed the broader equity market during the six month period. In fact, the Energy sector was the second lowest performing sector during this period. As a result, the Van Eck Global Natural Resources Portfolio detracted from the overall performance even though the portfolio outpaced its asset class benchmark.

The fixed income underlying portfolios in aggregate made a positive contribution to performance. As the U.S. dollar continued to strengthen through the first quarter of 2015, many bond portfolios we held benefited from a long dollar position during the reporting period. The Met/Templeton International Bond Portfolio is a good example of the currency positioning. The portfolio’s benchmark-unconstrained approach often results in large active positions compared to its benchmark index. A sizable underweight to the euro and the Japanese yen and an overweight to the dollar worked favorably. In addition, select underweighted duration exposures in Europe further added to performance. The PIMCO Total Return and BlackRock Bond Income Portfolios were two other beneficiaries of their currency positioning (both were long the dollar). Additionally, the PIMCO portfolio’s out-of-benchmark exposures to high yield bonds and non-Agency mortgages added more value, as both sectors delivered a stronger return than the Barclays Aggregate Bond Index. For the BlackRock Bond Income Portfolio, also contributing positively were allocations to securitized assets and high yield, and security selection within U.S. investment grade credit. The fixed income markets experienced some whipsaws during the six month period with respect to the direction of interest rates and the shape of the yield curve. Over the entire period, bonds with longer maturities underperformed those with shorter maturities, which helped the Met/Franklin Low Duration Total Return Portfolio achieve a better return than some other broader based fixed income portfolios.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
MetLife Asset Allocation 60 Portfolio
Class A	2.50	3.03	10.58	6.17
Class B	2.30	2.76	10.30	5.91
Dow Jones Moderate Index	1.64	1.25	9.60	6.45

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 60% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	6.2
BlackRock Bond Income Portfolio (Class A)	6.2
JPMorgan Core Bond Portfolio (Class A)	4.7
MFS Value Portfolio (Class A)	4.5
TCW Core Fixed Income Portfolio (Class A)	4.4
Western Asset Management U.S. Government Portfolio (Class A)	4.1
T. Rowe Price Large Cap Value Portfolio (Class A)	4.0
WMC Core Equity Opportunities Portfolio (Class A)	4.0
BlackRock Large Cap Value Portfolio (Class A)	3.5
Invesco Comstock Portfolio (Class A)	3.5

MSF-3

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Asset Allocation 60 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.63%	$1,000.00	$1,025.00	$3.16
	Hypothetical*	0.63%	$1,000.00	$1,021.67	$3.16

Class B(a)	Actual	0.88%	$1,000.00	$1,023.00	$4.41
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MSF-4

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	37,569,910	$394,859,759
BlackRock Bond Income Portfolio (Class A) (a)	9,377,526	993,361,369
BlackRock Capital Appreciation Portfolio (Class A) (a)	13,077,876	476,296,226
BlackRock High Yield Portfolio (Class A) (b)	12,652,515	97,297,840
BlackRock Large Cap Value Portfolio (Class A) (a)	60,526,943	558,663,683
Clarion Global Real Estate Portfolio (Class A) (b)	20,168,672	232,544,790
ClearBridge Aggressive Growth Portfolio (Class A) (b)	28,753,391	475,006,027
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	6,423,845	78,884,811
Harris Oakmark International Portfolio (Class A) (b)	31,823,928	471,312,378
Invesco Comstock Portfolio (Class A) (b)	37,363,370	558,208,741
Invesco Small Cap Growth Portfolio (Class A) (b)	16,863,697	278,925,544
Jennison Growth Portfolio (Class A) (a)	37,285,058	557,038,767
JPMorgan Core Bond Portfolio (Class A) (b)	72,884,061	746,332,785
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,689,840	159,591,658
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,596,351	79,971,851
Lord Abbett Bond Debenture Portfolio (Class A) (b)	9,290,747	113,347,109
Met/Artisan International Portfolio (Class A) (b)	30,389,598	315,140,136
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	670,610	158,921,239
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,958,189	159,641,819
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	32,104,185	325,215,398
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	50,218,529	488,124,107
Met/Templeton International Bond Portfolio (Class A) (b)	46,943,546	486,335,138
MetLife Small Cap Value Portfolio (Class A) (b)	14,643,687	200,179,196
MFS Emerging Markets Equity Portfolio (Class A) (b)	28,412,155	269,347,228
MFS Research International Portfolio (Class A) (b)	27,637,927	314,795,991
MFS Value Portfolio (Class A) (a)	46,879,777	717,260,589
Neuberger Berman Genesis Portfolio (Class A) (a)	10,612,610	200,366,071
Oppenheimer Global Equity Portfolio (Class A) (b)	7,320,139	159,579,032
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	50,182,610	481,251,234
PIMCO Total Return Portfolio (Class A) (b)	87,979,820	997,691,163
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,752,709	477,471,972

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,216,918	634,313,089
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	13,922,946	160,253,108
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	10,250,072	240,569,189
TCW Core Fixed Income Portfolio (Class A) (b) (c)	70,399,666	697,660,691
Van Eck Global Natural Resources Portfolio (Class A) (a)	26,789,585	297,900,186
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	20,710,141	265,504,007
Western Asset Management U.S. Government Portfolio (Class A) (a)	54,822,129	651,835,112
WMC Core Equity Opportunities Portfolio (Class A) (a)	23,087,879	633,993,158
WMC Large Cap Research Portfolio (Class A) (b)	28,715,472	399,145,067

Total Mutual Funds (Cost $15,231,817,605)		16,004,137,258

Total Investments—100.0% (Cost $15,231,817,605) (d)		16,004,137,258
Other assets and liabilities (net)—0.0%		(4,121,655)

Net Assets—100.0%		$16,000,015,603

(a)	A Portfolio of Metropolitan Series Fund. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Met Investors Series Trust. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	As of June 30, 2015, the aggregate cost of investments was $15,231,817,605. The aggregate unrealized appreciation and depreciation of investments were $1,206,372,897 and $(434,053,244), respectively, resulting in net unrealized appreciation of $772,319,653.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$16,004,137,258	$—	$—	$16,004,137,258
Total Investments	$16,004,137,258	$—	$—	$16,004,137,258

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Affiliated investments at value (a)	$16,004,137,258
Receivable for:
Investments sold	5,561,443
Fund shares sold	1,021,303

Total Assets	16,010,720,004
Liabilities
Payables for:
Investments purchased	14,625
Fund shares redeemed	6,568,121
Accrued expenses:
Management fees	697,166
Distribution and service fees	3,258,144
Deferred trustees’ fees	120,100
Other expenses	46,245

Total Liabilities	10,704,401

Net Assets	$16,000,015,603

Net assets consist of:
Paid in surplus	$13,666,918,259
Undistributed net investment income	363,702,253
Accumulated net realized gain	1,197,075,438
Unrealized appreciation on affiliated investments	772,319,653

Net Assets	$16,000,015,603

Net Assets
Class A	$353,986,652
Class B	15,646,028,951
Capital Shares Outstanding*
Class A	27,365,913
Class B	1,214,238,848
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.94
Class B	12.89

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $15,231,817,605.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios	$389,347,088

Total investment income	389,347,088
Expenses
Management fees	4,269,009
Administration fees	11,025
Custodian and accounting fees	12,493
Distribution and service fees—Class B	19,968,967
Audit and tax services	14,770
Legal	14,407
Trustees’ fees and expenses	19,507
Miscellaneous	11,745

Total expenses	24,321,923

Net Investment Income	365,025,165

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated investments	336,712,982
Capital gain distributions from Affiliated Underlying Portfolios	1,020,923,092

Net realized gain	1,357,636,074

Net change in unrealized depreciation on affiliated investments	(1,340,524,820)

Net realized and unrealized gain	17,111,254

Net Increase in Net Assets From Operations	$382,136,419

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$365,025,165	$55,844,631
Net realized gain	1,357,636,074	1,118,188,088
Net change in unrealized depreciation	(1,340,524,820)	(395,614,488)

Increase in net assets from operations	382,136,419	778,418,231

From Distributions to Shareholders
Net investment income
Class A	(2,574,394)	(7,722,496)
Class B	(82,914,174)	(110,873,673)
Net realized capital gains
Class A	(22,379,384)	(12,992,250)
Class B	(997,241,710)	(208,131,280)

Total distributions	(1,105,109,662)	(339,719,699)

Increase in net assets from capital share transactions	242,871,805	10,289,071,405

Total increase (decrease) in net assets	(480,101,438)	10,727,769,937

Net Assets
Beginning of period	16,480,117,041	5,752,347,104

End of period	$16,000,015,603	$16,480,117,041

Undistributed net investment income
End of period	$363,702,253	$84,165,656

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,112,371	$15,330,445	2,498,122	$33,731,626
Shares issued through acquisition (a)	0	0	270,939	3,514,078
Reinvestments	1,909,241	24,953,778	1,605,794	20,714,746
Redemptions	(1,659,581)	(23,000,424)	(2,501,403)	(33,700,936)

Net increase	1,362,031	$17,283,799	1,873,452	$24,259,514

Class B
Sales	7,460,520	$102,715,380	27,652,134	$364,958,919
Shares issued through acquisition (a)	0	0	854,334,141	11,046,540,441
Reinvestments	82,961,281	1,080,155,884	24,786,710	319,004,953
Redemptions	(69,407,846)	(957,283,258)	(109,596,527)	(1,465,692,422)

Net increase	21,013,955	$225,588,006	797,176,458	$10,264,811,891

Increase derived from capital shares transactions		$242,871,805		$10,289,071,405

(a)	See Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.57		$13.74	$11.98	$10.83	$11.14	$10.09

Income (Loss) from Investment Operations
Net investment income (a)	0.33		0.21	0.25	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.02		0.48	1.89	1.21	(0.34)	1.14

Total from investment operations	0.35		0.69	2.14	1.44	(0.12)	1.34

Less Distributions
Distributions from net investment income	(0.10)		(0.32)	(0.28)	(0.29)	(0.19)	(0.29)
Distributions from net realized capital gains	(0.88)		(0.54)	(0.10)	0.00	0.00	0.00

Total distributions	(0.98)		(0.86)	(0.38)	(0.29)	(0.19)	(0.29)

Net Asset Value, End of Period	$12.94		$13.57	$13.74	$11.98	$10.83	$11.14

Total Return (%) (b)	2.50	(c)	5.29	18.29	13.47	(1.14)	13.47

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.05	(e)	0.05	0.06	0.06	0.06	0.06
Ratio of net investment income to average net assets (%) (f)	2.33	(e)(g)	1.58	1.95	2.03	1.99	1.95
Portfolio turnover rate (%)	11	(c)	16	15	11	41	14
Net assets, end of period (in millions)	$354.0		$353.0	$331.6	$274.8	$239.0	$233.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.52		$13.69	$11.94	$10.79	$11.10	$10.06

Income (Loss) from Investment Operations
Net investment income (a)	0.31		0.05	0.22	0.21	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.01		0.61	1.88	1.20	(0.33)	1.14

Total from investment operations	0.32		0.66	2.10	1.41	(0.14)	1.31

Less Distributions
Distributions from net investment income	(0.07)		(0.29)	(0.25)	(0.26)	(0.17)	(0.27)
Distributions from net realized capital gains	(0.88)		(0.54)	(0.10)	0.00	0.00	0.00

Total distributions	(0.95)		(0.83)	(0.35)	(0.26)	(0.17)	(0.27)

Net Asset Value, End of Period	$12.89		$13.52	$13.69	$11.94	$10.79	$11.10

Total Return (%) (b)	2.30	(c)	5.05	17.98	13.24	(1.37)	13.17

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.30	(e)	0.30	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%) (f)	2.06	(e)(g)	0.39	1.71	1.81	1.74	1.64
Portfolio turnover rate (%)	11	(c)	16	15	11	41	14
Net assets, end of period (in millions)	$15,646.0		$16,127.1	$5,420.8	$4,800.4	$4,461.4	$4,219.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Asset Allocation 60 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by MetLife Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares in the Asset Allocation Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Asset Allocation Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Investments in the Underlying Portfolios are valued at their closing daily net asset value on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - Asset Allocation Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to distributions from Underlying Portfolios and merger adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

Market Risk: In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and

MSF-10

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

counterparty risk”). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Underlying Portfolios’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$2,317,360,871	$0	$1,793,857,766

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Asset Allocation Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Asset Allocation Portfolio. For providing investment management services to the Asset Allocation Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$4,269,009	0.100%	Of the first $500 million
	0.075%	Of the next $500 million
	0.050%	On amounts in excess of $1 billion

In addition to the above management fee paid to MetLife Advisers, the Asset Allocation Portfolio indirectly pays MetLife Advisers an investment advisory fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Asset Allocation Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Asset Allocation Portfolio’s Class B shares. Under the Distribution and Services Plan, the Class B shares of the Asset Allocation Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other

MSF-11

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

broker-dealers and financial intermediaries involved in the offer and sale of Asset Allocation Portfolio shares for promoting or selling and servicing the Class B shares of the Asset Allocation Portfolio. The fees under the Distribution and Services Plan for each class of the Asset Allocation Portfolio’s shares are calculated as a percentage of the Asset Allocation Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B shares. Amount incurred by the Asset Allocation Portfolio for the six months ended June 30, 2015 is shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an active employee of MetLife or its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Asset Allocation Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2015 were as follows:

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Baillie Gifford International Stock	40,371,694	632,292	(3,434,076)	37,569,910
BlackRock Bond Income	9,656,362	476,270	(755,106)	9,377,526
BlackRock Capital Appreciation	12,284,829	2,213,981	(1,420,934)	13,077,876
BlackRock High Yield	11,981,367	1,112,928	(441,780)	12,652,515
BlackRock Large Cap Value*	59,755,727	5,753,678	(4,982,462)	60,526,943
Clarion Global Real Estate	26,943,803	839,931	(7,615,062)	20,168,672
ClearBridge Aggressive Growth	31,566,793	117,343	(2,930,745)	28,753,391
Goldman Sachs Mid Cap Value	5,187,761	1,604,120	(368,036)	6,423,845
Harris Oakmark International	30,304,290	3,822,517	(2,302,879)	31,823,928
Invesco Comstock	37,280,225	2,310,353	(2,227,208)	37,363,370
Invesco Small Cap Growth	17,210,807	3,899,073	(4,246,183)	16,863,697
Jennison Growth	36,050,742	5,684,313	(4,449,997)	37,285,058
JPMorgan Core Bond*	86,347,118	1,930,680	(15,393,737)	72,884,061
JPMorgan Small Cap Value*	9,473,130	952,275	(735,565)	9,689,840
Loomis Sayles Small Cap Growth	5,764,191	725,190	(893,030)	5,596,351
Lord Abbett Bond Debenture	8,897,334	877,215	(483,802)	9,290,747
Met/Artisan International*	31,859,594	231,205	(1,701,201)	30,389,598
Met/Artisan Mid Cap Value	616,033	88,500	(33,923)	670,610
Met/Dimensional International Small Company	10,408,592	2,380,480	(830,883)	11,958,189
Met/Eaton Vance Floating Rate*	31,866,281	1,205,630	(967,726)	32,104,185
Met/Franklin Low Duration Total Return*	49,100,578	1,666,943	(548,992)	50,218,529
Met/Templeton International Bond*	43,125,365	3,968,986	(150,805)	46,943,546
MetLife Small Cap Value	10,267,739	5,195,811	(819,863)	14,643,687
MFS Emerging Markets Equity	27,540,483	928,510	(56,838)	28,412,155
MFS Research International	28,966,078	804,937	(2,133,088)	27,637,927
MFS Value	41,233,752	8,417,704	(2,771,679)	46,879,777
Neuberger Berman Genesis	13,965,922	44,539	(3,397,851)	10,612,610
Oppenheimer Global Equity	4,009,453	3,593,608	(282,922)	7,320,139
PIMCO Inflation Protected Bond	48,046,122	2,577,883	(441,395)	50,182,610
PIMCO Total Return	109,492,403	6,246,011	(27,758,594)	87,979,820
T. Rowe Price Large Cap Growth	20,330,575	3,810,311	(2,388,177)	21,752,709
T. Rowe Price Large Cap Value	18,758,082	347,938	(889,102)	18,216,918
T. Rowe Price Mid Cap Growth	13,516,410	2,094,453	(1,687,917)	13,922,946
T. Rowe Price Small Cap Growth	10,860,366	878,577	(1,488,871)	10,250,072
TCW Core Fixed Income*	—	70,429,256	(29,590)	70,399,666
Van Eck Global Natural Resources*	23,863,380	4,628,908	(1,702,703)	26,789,585
Western Asset Management Strategic Bond Opportunities	14,471,654	6,259,901	(21,414)	20,710,141
Western Asset Management U.S. Government*	67,570,527	1,285,337	(14,033,735)	54,822,129

MSF-12

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
WMC Core Equity Opportunities	15,574,285	8,303,442	(789,848)	23,087,879
WMC Large Cap Research	29,055,659	2,292,135	(2,632,322)	28,715,472

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2015. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of June 30, 2015
Baillie Gifford International Stock	$5,195,204	$—	$6,547,750	$394,859,759
BlackRock Bond Income	3,333,541	11,387,996	38,886,063	993,361,369
BlackRock Capital Appreciation	18,296,705	82,065,476	—	476,296,226
BlackRock High Yield	107,234	854,991	7,718,026	97,297,840
BlackRock Large Cap Value	133,222	44,183,742	9,873,770	558,663,683
Clarion Global Real Estate	40,987,301	—	9,681,194	232,544,790
ClearBridge Aggressive Growth	35,351,873	—	1,958,508	475,006,027
Goldman Sachs Mid Cap Value	1,308,576	19,530,759	710,740	78,884,811
Harris Oakmark International	11,106,734	42,187,356	14,772,583	471,312,378
Invesco Comstock	16,112,554	18,214,582	16,946,256	558,208,741
Invesco Small Cap Growth	16,958,488	64,865,456	398,192	278,925,544
Jennison Growth	26,847,948	84,129,467	1,524,907	557,038,767
JPMorgan Core Bond	13,424	—	19,515,894	746,332,785
JPMorgan Small Cap Value	1,168,306	13,688,077	2,151,490	159,591,658
Loomis Sayles Small Cap Growth	3,617,017	10,350,547	—	79,971,851
Lord Abbett Bond Debenture	611,959	4,448,883	6,314,543	113,347,109
Met/Artisan International	1,305,900	—	2,326,030	315,140,136
Met/Artisan Mid Cap Value	6,063,568	19,535,823	1,851,315	158,921,239
Met/Dimensional International Small Company	2,241,644	25,508,418	3,016,065	159,641,819
Met/Eaton Vance Floating Rate	471,635	—	12,173,661	325,215,398
Met/Franklin Low Duration Total Return	(17,492)	—	15,983,352	488,124,107
Met/Templeton International Bond	188,129	860,663	40,020,823	486,335,138
MetLife Small Cap Value	3,767,565	70,865,091	739,579	200,179,196
MFS Emerging Markets Equity	207,249	—	5,403,931	269,347,228
MFS Research International	4,445,200	—	9,110,613	314,795,991
MFS Value	25,796,003	111,625,992	19,428,451	717,260,589
Neuberger Berman Genesis	22,690,236	—	844,713	200,366,071
Oppenheimer Global Equity	553,172	3,362,712	1,830,337	159,579,032
PIMCO Inflation Protected Bond	(263,595)	—	24,452,946	481,251,234
PIMCO Total Return	941,444	12,607,739	57,873,022	997,691,163
T. Rowe Price Large Cap Growth	22,468,545	84,228,433	658,463	477,471,972
T. Rowe Price Large Cap Value	17,745,675	1,330,268	11,055,607	634,313,089
T. Rowe Price Mid Cap Growth	7,824,742	24,420,164	—	160,253,108
T. Rowe Price Small Cap Growth	7,748,569	20,393,517	324,768	240,569,189
TCW Core Fixed Income	(2,367)	—	—	697,660,691
Van Eck Global Natural Resources	3,212,945	—	1,440,787	297,900,186
Western Asset Management Strategic Bond Opportunities	25,227	—	13,489,641	265,504,007
Western Asset Management U.S. Government	6,289,966	—	14,994,544	651,835,112
WMC Core Equity Opportunities	16,786,628	221,736,710	11,526,730	633,993,158
WMC Large Cap Research	5,072,308	28,540,230	3,801,794	399,145,067

	$336,712,982	$1,020,923,092	$389,347,088	$16,004,137,258

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

MSF-13

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$123,142,634	$105,455,758	$216,577,065	$42,738,328	$339,719,699	$148,194,086

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$87,172,559	$1,015,967,392	$1,953,047,887	$—	$3,056,187,838

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2014, the Asset Allocation Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Acquisition

At the close of business on April 25, 2014, the Portfolio, with aggregate Class A and Class B net assets of $335,269,853 and $5,341,696,130, respectively, acquired all of the assets and liabilities of MetLife Balanced Strategy Portfolio of the Met Investors Series Trust (“MetLife Balanced Strategy”).

The acquisition was accomplished by a tax-free exchange of 270,939 Class A shares of the Portfolio (valued at $3,514,078) for 296,996 Class A shares of MetLife Balanced Strategy and 854,334,141 Class B shares of the Portfolio (valued at $11,046,540,441) for 936,790,443 Class B shares of MetLife Balanced Strategy. Each shareholder of MetLife Balanced Strategy received shares of the Portfolio with the same class designation and at the respective Class NAV, as determined at the close of business on April 25, 2014. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. Some of the investments held by MetLife Balanced Strategy may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. All costs associated with the merger were borne by the shareholders of the Portfolio.

MetLife Balanced Strategy’s net assets on April 25, 2014, were $3,514,078 and $11,046,540,441 for Class A and Class B shares, respectively, including investments valued at $11,052,624,568 with a cost basis of $9,509,489,354. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from MetLife Balanced Strategy were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Portfolio immediately after the acquisition were $16,727,020,502, which included $1,543,135,214 of acquired unrealized appreciation.

Assuming the acquisition had been completed on January 1, 2014, the Portfolio’s pro-forma results of operations for the year ended December 31, 2014 are as follows:

Net investment income	$228,457,836	(a)
Net realized and unrealized gain on investments	$611,797,014	(b)

Net increase in net assets from operations	$840,254,850

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MetLife Balanced Strategy that have been included in the Portfolio’s Statement of Operations since April 25, 2014.

(a)	$55,844,631 net investment income as reported, plus $172,432,275 from MetLife Balanced Strategy pre-merger net investment income, plus $120,205 in lower advisory fees, plus $60,725 of pro-forma eliminated other expenses.
(b)	$2,112,844,473 unrealized appreciation as reported, minus $3,161,050,146 pro-forma December 31, 2013 unrealized Appreciation, plus $1,118,188,088 net realized gain as reported, plus $541,814,599 in net realized gain from MetLife Balanced Strategy pre-merger.

MSF-14

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

10. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the MetLife Asset Allocation 80 Portfolio returned 3.23% and 3.18%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Index1, returned 2.71%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets started 2015 with a gloomy sentiment driven by concerns over a World Bank report which revised down global growth, particularly in Europe, China, and Japan. Oil prices continued to plunge with another 11% drop in January. Political turmoil in Greece and disappointing earnings reports from a number of financial and industrial companies added selling pressure to the stock markets. Entering February, oil prices seem to have stabilized and news out of Greece appeared to reassure investors. Further supported by notable merger and acquisition (“M&A”) activity, the market reversed course, and gradually climbed up. Equity markets delivered strong returns broadly in the month of February. In March, the market experienced some whipsaws, and ended the month modestly lower. The next two months were relatively calm with the S&P 500 Index slowly edging up, bolstered by positive surprises on the corporate earnings front as well as strengthening job and housing markets. However, the gain was largely erased in June as the Greece debt crisis intensified. As it became clear that Greece would default on its payment due on June 30 to the International Monetary Fund (IMF), global equity markets tumbled on June 29. Major equity indices witnessed their largest one-day decline in many months.

The U.S. stock market, as measured by the S&P 500 Index, scored a 1.2% gain over the six month period. Despite a relatively benign return for the broader market, there was a dispersion of returns for the various industry sectors. Supported by rising M&A activity, the Health Care sector turned out to be best performing sector during the first half of 2015 with an impressive 9.6% return. On the other end of the spectrum, Utility stocks suffered a double digit loss, under the pressure of potential interest rates hikes. Small cap stocks, represented by the Russell 2000 Index, outpaced their large cap counterparts, advancing 4.8%. Most of the outperformance occurred in the first quarter of the year, during which a stronger dollar put a great amount of pressure on large cap stocks. Stocks with a growth orientation notably outperformed value stocks across market cap segments. Equity markets outside the U.S. in general performed better than domestic markets, bolstered by easing monetary policies implemented by a number of central banks including the European Central Bank, the Bank of Japan and the People’s Bank of China. The MSCI EAFE Index and MSCI Emerging Markets Index gained 5.5% and 2.9% in U.S. dollar terms, respectively.

Within the fixed income world, U.S. Treasury yields dropped further in the first quarter of 2015, continuing the declining trend from 2014, before reversing course in the second quarter. The 10-year Treasury yield stood at 2.35% at the end of June, compared to 2.17% at the end of 2014. With respect to the shape of the yield curve, the flattening that took place in the first quarter was more or less offset by steepening in the second quarter. As a result, the overall Barclays Treasury Index moved little over the course of the six month period. For the spread sectors, while Agency and Mortgage-Backed Securities modestly outperformed Treasuries, Investment Grade Corporates trailed. For the broad market, the Barclays U.S. Aggregate Bond Index gave up 0.1% during the reporting period. The Barclays High Yield Index, on the other hand, delivered a positive return of 2.5%. Bonds issued outside the U.S. on average were slightly down in local terms. As major currencies weakened relative to the U.S. dollar, the Barclays Global Aggregate ex-U.S. Index lost 5.4% in dollar terms.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The MetLife Asset Allocation 80 Portfolio invested in underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund to maintain a broad asset allocation of approximately 80% to equities and 20% to fixed income.

Over the six month period, the Portfolio outpaced the Dow Jones Moderately Aggressive Index. While a large cap orientation vis-a-vis the Dow Jones Index within domestic equity held back the relative results, an overweight to high yield bonds and an underweight to foreign bonds added value. Strong security selection in the underlying portfolios also made positive contributions.

The domestic equity portfolios in aggregate contributed strongly to performance. Due to the “growth of capital” investment objective, the MetLife Asset Allocation 80 Portfolio is positioned more towards growth oriented portfolios, which served as a tailwind during the six month period, as growth stocks significantly outperformed their value counterparts. Positive contributions produced by growth oriented portfolios outweighed a negative impact from value portfolios. On the positive side, the Jennison Growth and T. Rowe Price Large Cap Growth Portfolios were among the top contributors. In addition to benefiting from a growth investing style, both portfolios added more value from strong stock selection and to a lesser extent, sector allocation. The Jennison Growth Portfolio outperformed its growth benchmark by a wide margin. From a stock selection perspective, the portfolio’s larger position sizes in Netflix and Amazon were exceedingly helpful as both stocks posted strong returns. From a sector allocation perspective, an overweight to the Health Care and Consumer Discretionary sectors combined with an underweight to the Industrials sector added meaningful outperformance to the portfolio. For the T. Rowe Price Large Cap Growth Portfolio, holdings in Amazon and Netflix were also the top performers in its Consumer Discretionary sector. Contributing further were a number of bio pharmaceutical stocks which posted very strong returns during the reporting period. Sector decisions played a smaller role in this portfolio. On the negative side, the T. Rowe Price Large Cap Value and WMC Core Equity Opportunities Portfolios were among the top detractors, due largely to the value style headwind. The T. Rowe Price Large Cap Value Portfolio’s relative return was also held back

MSF-1

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*—(Continued)

by its Health Care sector, where both stock selection and an underweight position to the strong performing sector proved to be detrimental. The WMC Core Equity Opportunities Portfolio’s focus on dividend growing companies was not rewarded by the market during the six month period. Stock selection in the Health Care and Consumer Staples sectors detracted from relative return.

Among equity portfolios that invest outside the U.S., the Met/Dimensional International Small Company Portfolio was the top contributor, as small cap stocks noticeably outperformed large cap stocks worldwide. The MFS Research International Portfolio contributed positively as well. Strong stock selection across a broad group of companies in the Financials sector was a primary driver of performance, which accounted for nearly two thirds of the portfolio’s outperformance relative to its benchmark. The Baillie Gifford International Stock Portfolio also outperformed its benchmark, driven largely by strong stock selection in Hong Kong and the U.K. The portfolio’s holding in Hong Kong Exchanges and Clearing contributed significantly to performance as the new Shanghai-Hong Kong Stock Connect, which allows offshore investors access to the China A-Share market, was viewed by the market as a ground-breaking milestone in the development of the capital markets of Hong Kong and China. Conversely, the Clarion Global Real Estate Portfolio weighed on performance due to the Real Estate asset class being under pressure from the prospect of rising long-term interest rates as well as uncertainty surrounding Greece’s debt crisis. As oil price continued to decline in the first quarter of the year, energy stocks underperformed the broader equity market during the six month period. In fact, the Energy sector was the second lowest performing sector during this period. As a result, the Van Eck Global Natural Resources Portfolio detracted from the overall performance even though the portfolio outpaced its asset class benchmark.

The fixed income underlying portfolios in aggregate made a positive contribution to performance. As the U.S. dollar continued to strengthen through the first quarter of 2015, many bond portfolios we held benefited from a long dollar position during the reporting period. The Met/Templeton International Bond Portfolio is a good example of the currency positioning. The portfolio’s benchmark-unconstrained approach often results in large active positions compared to its benchmark index. A sizable underweight to the euro and the Japanese yen and an overweight to the dollar worked favorably. In addition, select underweighted duration exposures in Europe further added to performance. The PIMCO Total Return and BlackRock Bond Income Portfolios were two other beneficiaries of their currency positioning (both were long the dollar). Additionally, the PIMCO portfolio’s out-of-benchmark exposures to high yield bonds and non-Agency mortgages added more value, as both sectors delivered a stronger return than the Barclays Aggregate Bond Index. For the BlackRock Bond Income Portfolio, also contributing positively were allocations to securitized assets and high yield, and security selection within U.S. investment grade credit.

Investment Committee

MetLife Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATELY AGGRESSIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
MetLife Asset Allocation 80 Portfolio
Class A	3.23	3.43	12.74	6.45
Class B	3.18	3.18	12.48	6.19
Dow Jones Moderately Aggressive Index	2.71	2.44	11.98	7.35

1 The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk combination will have 80% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Jennison Growth Portfolio (Class A)	5.1
MFS Value Portfolio (Class A)	5.0
T. Rowe Price Large Cap Growth Portfolio (Class A)	4.5
Invesco Comstock Portfolio (Class A)	4.5
T. Rowe Price Large Cap Value Portfolio (Class A)	4.5
WMC Core Equity Opportunities Portfolio (Class A)	4.5
ClearBridge Aggressive Growth Portfolio (Class A)	4.5
Harris Oakmark International Portfolio (Class A)	4.0
BlackRock Capital Appreciation Portfolio (Class A)	3.5
BlackRock Large Cap Value Portfolio (Class A)	3.5

MSF-3

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Asset Allocation 80 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.70%	$1,000.00	$1,032.30	$3.53
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

Class B(a)	Actual	0.95%	$1,000.00	$1,031.80	$4.79
	Hypothetical*	0.95%	$1,000.00	$1,020.08	$4.76

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

MSF-4

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	40,423,398	$424,849,910
BlackRock Bond Income Portfolio (Class A) (a)	3,448,834	365,335,017
BlackRock Capital Appreciation Portfolio (Class A) (a)	11,797,865	429,678,238
BlackRock High Yield Portfolio (Class A) (b)	8,024,243	61,706,427
BlackRock Large Cap Value Portfolio (Class A) (a)	46,524,038	429,416,875
Clarion Global Real Estate Portfolio (Class A) (b)	25,822,234	297,730,359
ClearBridge Aggressive Growth Portfolio (Class A) (b)	33,207,998	548,596,134
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,707,712	61,631,309
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,825,594	182,058,299
Harris Oakmark International Portfolio (Class A) (b)	32,626,288	483,195,331
Invesco Comstock Portfolio (Class A) (b)	36,891,508	551,159,134
Invesco Mid Cap Value Portfolio (Class A) (b)	3,037,641	61,785,610
Invesco Small Cap Growth Portfolio (Class A) (b)	20,496,345	339,009,550
Jennison Growth Portfolio (Class A) (a)	41,297,641	616,986,752
JPMorgan Core Bond Portfolio (Class A) (b)	24,737,486	253,311,861
JPMorgan Small Cap Value Portfolio (Class A) (b)	11,185,346	184,222,654
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	13,041,280	186,359,897
Lord Abbett Bond Debenture Portfolio (Class A) (b)	15,188,014	185,293,775
Met/Artisan International Portfolio (Class A) (b)	33,940,698	351,965,041
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	515,498	122,162,705
Met/Dimensional International Small Company Portfolio (Class A) (a)	18,348,387	244,950,970
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	12,201,333	123,599,500
Met/Templeton International Bond Portfolio (Class A) (b)	34,886,788	361,427,129
MetLife Small Cap Value Portfolio (Class A) (b)	13,517,078	184,778,454
MFS Emerging Markets Equity Portfolio (Class A) (b)	30,859,457	292,547,651
MFS Research International Portfolio (Class A) (b)	31,892,868	363,259,769
MFS Value Portfolio (Class A) (a)	40,144,188	614,206,070

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,603,200	61,110,275
Neuberger Berman Genesis Portfolio (Class A) (a)	4,902,260	92,554,667
Oppenheimer Global Equity Portfolio (Class A) (b)	5,635,770	122,859,790
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	18,713,002	179,457,693
PIMCO Total Return Portfolio (Class A) (b)	32,813,653	372,106,828
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	25,205,566	553,262,165
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	15,776,709	549,344,993
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,712,684	123,302,988
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,913,918	185,739,644
TCW Core Fixed Income Portfolio (Class A) (b) (c)	23,948,072	237,325,392
Van Eck Global Natural Resources Portfolio (Class A) (a)	30,960,652	344,282,451
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	9,533,239	122,216,126
WMC Core Equity Opportunities Portfolio (Class A) (a)	19,994,822	549,057,802
WMC Large Cap Research Portfolio (Class A) (b)	26,564,888	369,251,937

Total Mutual Funds (Cost $11,145,361,052)		12,183,097,172

Total Investments—100.0% (Cost $11,145,361,052) (d)		12,183,097,172
Other assets and liabilities (net)—0.0%		(3,204,649)

Net Assets—100.0%		$12,179,892,523

(a)	A Portfolio of Metropolitan Series Fund. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Met Investors Series Trust. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	As of June 30, 2015, the aggregate cost of investments was $11,145,361,052. The aggregate unrealized appreciation and depreciation of investments were $1,316,350,353 and $(278,614,233), respectively, resulting in net unrealized appreciation of $1,037,736,120.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,183,097,172	$—	$—	$12,183,097,172
Total Investments	$12,183,097,172	$—	$—	$12,183,097,172

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Affiliated investments at value (a)	$12,183,097,172
Receivable for:
Investments sold	573,520
Fund shares sold	2,256,631

Total Assets	12,185,927,323
Liabilities
Payables for:
Investments purchased	113,834
Fund shares redeemed	2,716,317
Accrued expenses:
Management fees	540,195
Distribution and service fees	2,462,723
Deferred trustees’ fees	154,919
Other expenses	46,812

Total Liabilities	6,034,800

Net Assets	$12,179,892,523

Net assets consist of:
Paid in surplus	$9,814,478,116
Undistributed net investment income	224,620,235
Accumulated net realized gain	1,103,058,052
Unrealized appreciation on affiliated investments	1,037,736,120

Net Assets	$12,179,892,523

Net Assets
Class A	$404,772,479
Class B	11,775,120,044
Capital Shares Outstanding*
Class A	27,622,168
Class B	806,197,724
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.65
Class B	14.61

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $11,145,361,052.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios	$244,403,142

Total investment income	244,403,142
Expenses
Management fees	3,283,752
Administration fees	11,025
Custodian and accounting fees	12,493
Distribution and service fees—Class B	14,986,338
Audit and tax services	14,770
Legal	14,564
Trustees’ fees and expenses	19,507
Miscellaneous	9,317

Total expenses	18,351,766

Net Investment Income	226,051,376

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Affiliated investments	295,352,073
Capital gain distributions from Affiliated Underlying Portfolios	1,016,168,388

Net realized gain	1,311,520,461

Net change in unrealized depreciation on affiliated investments	(1,149,631,008)

Net realized and unrealized gain	161,889,453

Net Increase in Net Assets From Operations	$387,940,829

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$226,051,376	$17,764,059
Net realized gain	1,311,520,461	924,453,529
Net change in unrealized depreciation	(1,149,631,008)	(300,355,707)

Increase in net assets from operations	387,940,829	641,861,881

From Distributions to Shareholders
Net investment income
Class A	(2,097,361)	(6,892,559)
Class B	(38,532,004)	(49,304,918)
Net realized capital gains
Class A	(17,880,004)	0
Class B	(525,576,538)	0

Total distributions	(584,085,907)	(56,197,477)

Increase (decrease) in net assets from capital share transactions	(53,368,739)	8,435,684,792

Total increase (decrease) in net assets	(249,513,817)	9,021,349,196

Net Assets
Beginning of period	12,429,406,340	3,408,057,144

End of period	$12,179,892,523	$12,429,406,340

Undistributed net investment income
End of period	$224,620,235	$39,198,224

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,018,942	$15,619,908	2,902,533	$42,326,205
Shares issued through acquisition (a)	0	0	484,673	6,867,812
Reinvestments	1,344,372	19,977,365	489,529	6,892,559
Redemptions	(1,245,456)	(19,097,776)	(2,713,104)	(39,857,607)

Net increase	1,117,858	$16,499,497	1,163,631	$16,228,969

Class B
Sales	5,105,523	$78,194,947	30,698,962	$439,264,550
Shares issued through acquisition (a)	0	0	640,104,987	9,051,084,521
Reinvestments	38,089,706	564,108,542	3,509,247	49,304,918
Redemptions	(46,638,131)	(712,171,725)	(76,601,959)	(1,120,198,166)

Net increase (decrease)	(3,442,902)	$(69,868,236)	597,711,237	$8,419,455,823

Increase (decrease) derived from capital shares transactions		$(53,368,739)		$8,435,684,792

(a)	See Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.92		$14.41	$11.78	$10.39	$10.94	$9.74

Income (Loss) from Investment Operations
Net investment income (a)	0.30		0.18	0.21	0.18	0.18	0.14
Net realized and unrealized gain (loss) on investments	0.19		0.60	2.64	1.45	(0.55)	1.29

Total from investment operations	0.49		0.78	2.85	1.63	(0.37)	1.43

Less Distributions
Distributions from net investment income	(0.08)		(0.27)	(0.22)	(0.24)	(0.18)	(0.23)
Distributions from net realized capital gains	(0.68)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.76)		(0.27)	(0.22)	(0.24)	(0.18)	(0.23)

Net Asset Value, End of Period	$14.65		$14.92	$14.41	$11.78	$10.39	$10.94

Total Return (%) (b)	3.23	(c)	5.53	24.51	15.82	(3.55)	14.89

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.05	(e)	0.06	0.07	0.07	0.07	0.07
Ratio of net investment income to average net assets (%) (f)	1.93	(e)(g)	1.26	1.65	1.60	1.66	1.45
Portfolio turnover rate (%)	8	(c)	22	13	13	46	17
Net assets, end of period (in millions)	$404.8		$395.4	$365.2	$290.4	$246.1	$246.0

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.86		$14.36	$11.73	$10.36	$10.91	$9.71

Income (Loss) from Investment Operations
Net investment income (a)	0.28		0.02	0.19	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.20		0.72	2.63	1.43	(0.56)	1.29

Total from investment operations	0.48		0.74	2.82	1.58	(0.40)	1.41

Less Distributions
Distributions from net investment income	(0.05)		(0.24)	(0.19)	(0.21)	(0.15)	(0.21)
Distributions from net realized capital gains	(0.68)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.73)		(0.24)	(0.19)	(0.21)	(0.15)	(0.21)

Net Asset Value, End of Period	$14.61		$14.86	$14.36	$11.73	$10.36	$10.91

Total Return (%) (b)	3.18	(c)	5.23	24.31	15.39	(3.77)	14.70

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.30	(e)	0.31	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	1.65	(e)(g)	0.14	1.43	1.38	1.44	1.24
Portfolio turnover rate (%)	8	(c)	22	13	13	46	17
Net assets, end of period (in millions)	$11,775.1		$12,034.0	$3,042.8	$2,608.8	$2,432.1	$2,678.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Asset Allocation 80 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by MetLife Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares in the Asset Allocation Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Asset Allocation Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Investments in the Underlying Portfolios are valued at their closing daily net asset value on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - Asset Allocation Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to distributions from Underlying Portfolios and merger adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-10

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

3. Certain Risks

Market Risk: In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Underlying Portfolios’ investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$1,614,079,535	$0	$1,009,431,846

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Asset Allocation Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Asset Allocation Portfolio. For providing investment management services to the Asset Allocation Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$3,283,752	0.100%	Of the first $500 million
	0.075%	Of the next $500 million
	0.050%	On amounts in excess of $1 billion

In addition to the above management fee paid to MetLife Advisers, the Asset Allocation Portfolio indirectly pays MetLife Advisers an investment advisory fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

MSF-11

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Asset Allocation Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Asset Allocation Portfolio’s Class B shares. Under the Distribution and Services Plan, the Class B shares of the Asset Allocation Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Asset Allocation Portfolio shares for promoting or selling and servicing the Class B shares of the Asset Allocation Portfolio. The fees under the Distribution and Services Plan for each class of the Asset Allocation Portfolio’s shares are calculated as a percentage of the Asset Allocation Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B shares. Amount incurred by the Asset Allocation Portfolio for the six months ended June 30, 2015 is shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an active employee of MetLife or its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Asset Allocation Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2015 were as follows:

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
Baillie Gifford International Stock	42,715,394	666,170	(2,958,166)	40,423,398
BlackRock Bond Income	3,341,608	173,997	(66,771)	3,448,834
BlackRock Capital Appreciation	10,861,435	1,973,229	(1,036,799)	11,797,865
BlackRock High Yield	7,394,358	709,360	(79,475)	8,024,243
BlackRock Large Cap Value*	45,207,131	4,398,456	(3,081,549)	46,524,038
Clarion Global Real Estate	30,622,053	1,088,645	(5,888,464)	25,822,234
ClearBridge Aggressive Growth	35,843,178	133,933	(2,769,113)	33,207,998
Frontier Mid Cap Growth	1,707,100	208,997	(208,385)	1,707,712
Goldman Sachs Mid Cap Value*	11,803,747	3,681,491	(659,644)	14,825,594
Harris Oakmark International	30,480,871	3,905,344	(1,759,927)	32,626,288
Invesco Comstock	36,259,939	2,271,915	(1,640,346)	36,891,508
Invesco Mid Cap Value	3,133,964	159,269	(255,592)	3,037,641
Invesco Small Cap Growth	19,526,083	4,693,181	(3,722,919)	20,496,345
Jennison Growth	38,956,276	6,209,488	(3,868,123)	41,297,641
JPMorgan Core Bond	35,313,087	811,432	(11,387,033)	24,737,486
JPMorgan Small Cap Value*	10,783,161	1,092,624	(690,439)	11,185,346
Loomis Sayles Small Cap Growth*	13,157,347	1,673,106	(1,789,173)	13,041,280
Lord Abbett Bond Debenture	14,272,422	1,434,786	(519,194)	15,188,014
Met/Artisan International*	30,008,134	4,238,728	(306,164)	33,940,698
Met/Artisan Mid Cap Value	453,311	67,882	(5,695)	515,498
Met/Dimensional International Small Company*	15,594,645	3,702,781	(949,039)	18,348,387
Met/Eaton Vance Floating Rate	11,850,275	465,182	(114,124)	12,201,333
Met/Templeton International Bond	31,941,703	2,998,421	(53,336)	34,886,788
MetLife Small Cap Value	9,309,940	4,771,421	(564,283)	13,517,078
MFS Emerging Markets Equity	29,801,955	1,091,368	(33,866)	30,859,457
MFS Research International	32,667,549	915,220	(1,689,901)	31,892,868
MFS Value	34,787,212	7,160,516	(1,803,540)	40,144,188
Morgan Stanley Mid Cap Growth	3,802,474	447	(199,721)	3,603,200
Neuberger Berman Genesis	7,048,210	20,347	(2,166,297)	4,902,260
Oppenheimer Global Equity	6,016,507	184,401	(565,138)	5,635,770
PIMCO Inflation Protected Bond	17,687,177	1,052,016	(26,191)	18,713,002
PIMCO Total Return	35,737,417	2,220,722	(5,144,486)	32,813,653
T. Rowe Price Large Cap Growth	23,082,429	4,367,990	(2,244,853)	25,205,566

MSF-12

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Underlying Portfolio	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015
T. Rowe Price Large Cap Value	15,990,367	300,495	(514,153)	15,776,709
T. Rowe Price Mid Cap Growth	10,254,499	1,601,841	(1,143,656)	10,712,684
T. Rowe Price Small Cap Growth	8,228,480	672,503	(987,065)	7,913,918
TCW Core Fixed Income	—	23,953,915	(5,843)	23,948,072
Van Eck Global Natural Resources*	26,821,984	5,338,337	(1,199,669)	30,960,652
Western Asset Management Strategic Bond Opportunities	9,055,632	494,614	(17,007)	9,533,239
WMC Core Equity Opportunities	13,276,452	7,166,441	(448,071)	19,994,822
WMC Large Cap Research	26,456,001	2,104,607	(1,995,720)	26,564,888

*           The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30,2015. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio	Net Realized Gain/(Loss) on sales of Affiliated Underlying Portfolios	Capital Gain Distributions from Affiliated Underlying Portfolios	Dividend Income from Affiliated Underlying Portfolios	Ending Value as of June 30, 2015
Baillie Gifford International Stock	$10,435,983	$—	$7,041,946	$424,849,910
BlackRock Bond Income	458,258	4,074,002	13,911,306	365,335,017
BlackRock Capital Appreciation	13,736,834	73,143,827	1	429,678,238
BlackRock High Yield	5,236	543,298	4,904,362	61,706,427
BlackRock Large Cap Value	4,409,259	33,792,693	7,551,676	429,416,875
Clarion Global Real Estate	9,685,460	—	12,390,901	297,730,359
ClearBridge Aggressive Growth	33,153,609	—	2,256,768	548,596,134
Frontier Mid Cap Growth	1,641,798	7,632,567	—	61,631,309
Goldman Sachs Mid Cap Value	5,639,147	44,823,918	1,631,180	182,058,299
Harris Oakmark International	15,926,169	43,242,536	15,142,071	483,195,331
Invesco Comstock	16,317,606	17,923,241	16,675,200	551,159,134
Invesco Mid Cap Value	568,983	2,844,319	417,515	61,785,610
Invesco Small Cap Growth	43,203,315	78,077,419	479,296	339,009,550
Jennison Growth	32,996,728	91,907,758	1,665,895	616,986,752
JPMorgan Core Bond	(2,207,393)	—	7,847,609	253,311,861
JPMorgan Small Cap Value	1,552,015	15,686,811	2,465,650	184,222,654
Loomis Sayles Small Cap Growth	7,202,109	23,866,854	—	186,359,897
Lord Abbett Bond Debenture	1,790,747	7,275,993	10,327,215	185,293,775
Met/Artisan International	223,756	—	2,595,273	351,965,041
Met/Artisan Mid Cap Value	930,622	14,982,555	1,419,825	122,162,705
Met/Dimensional International Small Company	1,574,579	39,131,403	4,626,819	244,950,970
Met/Eaton Vance Floating Rate	(2,449)	—	4,642,037	123,599,500
Met/Templeton International Bond	69,196	639,242	29,724,737	361,427,129
MetLife Small Cap Value	5,833,295	65,095,134	679,361	184,778,454
MFS Emerging Markets Equity	5,464	—	5,813,603	292,547,651
MFS Research International	4,959,060	—	10,509,574	363,259,769
MFS Value	17,083,968	94,949,158	16,525,856	614,206,070
Morgan Stanley Mid Cap Growth	828,527	—	—	61,110,275
Neuberger Berman Genesis	17,599,587	—	388,025	92,554,667
Oppenheimer Global Equity	1,325,205	2,611,405	1,421,397	122,859,790
PIMCO Inflation Protected Bond	(25,326)	—	9,113,507	179,457,693
PIMCO Total Return	1,540,762	4,441,013	20,385,486	372,106,828
T. Rowe Price Large Cap Growth	21,545,002	96,557,918	754,850	553,262,165
T. Rowe Price Large Cap Value	6,468,573	1,147,518	9,536,806	549,344,993
T. Rowe Price Mid Cap Growth	4,680,297	18,676,785	—	123,302,988
T. Rowe Price Small Cap Growth	5,072,099	15,613,934	248,653	185,739,644
TCW Core Fixed Income	(467)	—	—	237,325,392
Van Eck Global Natural Resources	2,804,810	—	1,664,260	344,282,451
Western Asset Management Strategic Bond Opportunities	13,789	—	6,210,157	122,216,126
WMC Core Equity Opportunities	2,534,643	191,281,834	9,943,569	549,057,802
WMC Large Cap Research	3,771,218	26,205,253	3,490,756	369,251,937

	$295,352,073	$1,016,168,388	$244,403,142	$12,183,097,172

MSF-13

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$56,197,477	$46,283,497	$—	$—	$56,197,477	$46,283,497

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$39,352,235	$543,111,181	$1,979,250,081	$—	$2,561,713,497

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Asset Allocation Portfolio utilized capital loss carryforwards of $241,490,379.

As of December 31, 2014, the Asset Allocation Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Acquisition

At the close of business on April 25, 2014, the Portfolio, with aggregate Class A and Class B net assets of $367,892,887 and $2,986,986,288, respectively, acquired all of the assets and liabilities of MetLife Growth Strategy Portfolio of the Met Investors Series Trust (“MetLife Growth Strategy”).

The acquisition was accomplished by a tax-free exchange of 484,673 Class A shares of the Portfolio (valued at $6,867,812) for 503,074 Class A shares of MetLife Growth Strategy and 640,104,987 Class B shares of the Portfolio (valued at $9,051,084,521) for 665,218,066 Class B shares of MetLife Growth Strategy. Each shareholder of MetLife Growth Strategy received shares of the Portfolio with the same class designation and at the respective Class NAV, as determined at the close of business on April 25, 2014. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. Some of the investments held by MetLife Growth Strategy may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. All costs associated with the merger were borne by the shareholders of the Portfolio.

MetLife Growth Strategy’s net assets on April 25, 2014, were $6,867,812 and $9,051,084,521 for Class A and Class B shares, respectively, including investments valued at $9,060,128,492 with a cost basis of $7,404,877,790. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from MetLife Growth Strategy were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $156,113,467 in capital loss carryforwards from MetLife Growth Strategy.

The aggregate net assets of the Portfolio immediately after the acquisition were $12,412,831,508, which included $1,655,250,702 of acquired unrealized appreciation.

MSF-14

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Assuming the acquisition had been completed on January 1, 2014, the Portfolio’s pro-forma results of operations for the year ended December 31, 2014 are as follows:

Net Investment income	$125,819,156	(a)
Net realized and unrealized gain on investments	$516,929,090	(b)

Net increase in net assets from operations	$642,748,246

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MetLife Growth Strategy that have been included in the Portfolio’s Statement of Operations since April 25, 2014.

(a)	$17,764,059 net investment income as reported, plus $107,876,109 from MetLife Growth Strategy pre-merger net investment income,plus $120,205 in lower advisory fees, plus $58,783 of pro-forma eliminated other expenses.
(b)	$2,187,367,128 unrealized appreciation as reported, minus $3,091,825,173 pro-forma December 31, 2013 unrealized appreciation, plus $924,453,529 net realized gain as reported, plus $496,933,606 in net realized gain from MetLife Growth Strategy pre-merger.

10. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-15

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Managed by MetLife Investment Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and G shares of the MetLife Mid Cap Stock Index Portfolio returned 4.11%, 3.96%, 3.97%, and 3.94%, respectively. The Portfolio’s benchmark, the Standard & Poor’s (“S&P”) MidCap 400 Index1, returned 4.20%.

MARKET ENVIRONMENT / CONDITIONS

During the first six months of 2015, the S&P MidCap 400 Index returned 4.20%. Equity markets were mixed in the first quarter as macroeconomic data and earnings reports disappointed investors and oil prices continued to fall. Weak macroeconomic data included U.S. durable goods orders, U.S. pending home sales, and U.S. Gross Domestic Product growth. Companies that reported lower than expected earnings results included Caterpillar, Procter & Gamble and Pfizer. In February, equity markets rallied as oil prices recovered and Greece reached a new bailout deal with the European Union. A strong U.S. payrolls report, a cease fire between Russia and Ukraine, and U.S. Federal Reserve Bank (the “Fed”) Chair Yellen’s comments that the Fed is unlikely to raise rates before June also contributed to positive performance. In the second quarter, equity markets were relatively flat as strong earnings reports, merger and acquisition activity, and easy monetary policies contrasted with fears about Greece’s potential exit from the eurozone, unrest in the Middle East, and uncertainty around the timing of the first Fed rate hike. A tentative nuclear agreement between Iranian and world leaders and the People’s Bank of China lowering the reserve requirement ratio more than expected helped global equity indexes. In June, equity markets declined as a Greek deal failed to materialize, Greek Prime Minister Tsipras called for a referendum on the bailout, and Greece imposed capital controls and shut banks and the stock market for six days. Islamic militant terrorist attacks, U.S. growth forecasts cut by the International Monetary Fund, and global growth forecasts cut by the Organization for Economic Co-operation and Development also weighed on the markets.

During the first six months, the Federal Open Market Committee (the “Committee”) met four times and maintained the target range for the federal funds rate at 0 to 0.25%. The Committee stated that economic activity had been expanding moderately after having changed little during the first quarter. The Committee also stated that it would be appropriate to raise the target range for the federal funds rate when it had seen further improvement in the labor market.

Seven of the ten sectors comprising the S&P MidCap 400 Index experienced positive returns for the first six months of 2015. Health Care (10.3% beginning weight in the benchmark), up 16.5%, was the best performing sector and had the largest positive impact on the benchmark return. Information Technology (17.8% beginning weight), up 6.8%, and Consumer Discretionary (13.6% beginning weight), up 5.2%, were the next best-performing sectors. Utilities (4.9% beginning weight), down 11.5%, and Energy (4.0% beginning weight), down 2.7%, were the worst performing sectors.

The stocks with the largest positive impact on the benchmark return for the first half of the year were Centene, up 54.8%; Salix Pharmaceuticals, up 50.3%; and Skyworks Solutions, up 27.0%. The stocks with the largest negative impact were Peabody Energy, down 71.7%; Apollo Group, down 62.2%; and Packaging Corporation of America, down 18.7%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio is managed utilizing a full replication strategy versus the S&P MidCap 400 Index. This strategy seeks to replicate the performance of the Index by owning all of the components of the Index at their respective Index capitalization weights. The Portfolio is periodically rebalanced for compositional changes in the S&P MidCap 400 Index. Factors that impacted tracking error during the period included transaction costs, cash drag, securities lending, NAV rounding, contributions and withdrawals.

Stacey Lituchy

Norman Hu

Mirsad Usejnoski

Portfolio Managers

MetLife Investment Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P MIDCAP 400 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
MetLife Mid Cap Stock Index Portfolio
Class A	4.11	6.17	17.55	9.52	—
Class B	3.96	5.94	17.25	9.25	—
Class E	3.97	5.99	17.38	9.35	—
Class G	3.94	5.86	17.21	—	18.91
S&P MidCap 400 Index	4.20	6.40	17.82	9.74	—

1 The Standard & Poor’s (S&P) MidCap 400 Index is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market. The Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

2 Inception dates of the Class A, Class B, Class E and Class G shares are 7/5/00, 1/2/01, 5/1/01 and 4/28/09, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
SPDR S&P MidCap 400 ETF Trust	3.4
Advance Auto Parts, Inc.	0.7
Church & Dwight Co., Inc.	0.6
Signet Jewelers, Ltd.	0.6
Centene Corp.	0.6
Mettler-Toledo International, Inc.	0.6
Foot Locker, Inc.	0.6
Hologic, Inc.	0.5
Jarden Corp.	0.5
LKQ Corp.	0.5

Top Sectors

% of Net Assets
Financials	26.3
Information Technology	15.6
Industrials	14.2
Consumer Discretionary	13.6
Health Care	8.8
Materials	6.5
Energy	4.3
Utilities	4.2
Consumer Staples	4.0
Telecommunication Services	0.2

MSF-2

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Mid Cap Stock Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.29%	$1,000.00	$1,041.10	$1.47
	Hypothetical*	0.29%	$1,000.00	$1,023.36	$1.45

Class B(a)	Actual	0.54%	$1,000.00	$1,039.60	$2.73
	Hypothetical*	0.54%	$1,000.00	$1,022.12	$2.71

Class E(a)	Actual	0.44%	$1,000.00	$1,039.70	$2.23
	Hypothetical*	0.44%	$1,000.00	$1,022.61	$2.21

Class G(a)	Actual	0.59%	$1,000.00	$1,039.40	$2.98
	Hypothetical*	0.59%	$1,000.00	$1,021.87	$2.96

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
BE Aerospace, Inc.	60,875	$3,342,038
Esterline Technologies Corp. (a)	17,666	1,684,276
Huntington Ingalls Industries, Inc.	27,888	3,139,910
KLX, Inc. (a)	30,246	1,334,756
Orbital ATK, Inc.	34,077	2,499,889
Teledyne Technologies, Inc. (a)	20,262	2,137,844
Triumph Group, Inc.	28,254	1,864,481

		16,003,194

Airlines—0.8%
Alaska Air Group, Inc.	74,333	4,789,275
JetBlue Airways Corp. (a) (b)	150,886	3,132,394

		7,921,669

Auto Components—0.5%
Dana Holding Corp.	93,542	1,925,095
Gentex Corp. (b)	168,691	2,769,906

		4,695,001

Automobiles—0.2%
Thor Industries, Inc.	26,138	1,471,047

Banks—5.4%
Associated Banc-Corp.	87,456	1,772,733
BancorpSouth, Inc.	49,270	1,269,195
Bank of Hawaii Corp. (b)	25,010	1,667,667
Bank of the Ozarks, Inc. (b)	40,303	1,843,862
Cathay General Bancorp	42,614	1,382,824
City National Corp.	27,739	2,507,328
Commerce Bancshares, Inc. (b)	47,900	2,240,283
Cullen/Frost Bankers, Inc. (b)	31,517	2,476,606
East West Bancorp, Inc.	83,008	3,720,418
First Horizon National Corp. (b)	133,889	2,098,041
First Niagara Financial Group, Inc.	202,018	1,907,050
FirstMerit Corp.	95,063	1,980,162
Fulton Financial Corp.	101,315	1,323,174
Hancock Holding Co.	44,663	1,425,196
International Bancshares Corp.	33,133	890,284
PacWest Bancorp (b)	56,131	2,624,686
Prosperity Bancshares, Inc.	34,541	1,994,397
Signature Bank (a)	29,148	4,266,976
SVB Financial Group (a)	29,382	4,230,420
Synovus Financial Corp.	76,379	2,354,001
TCF Financial Corp.	96,860	1,608,845
Trustmark Corp. (b)	38,737	967,650
Umpqua Holdings Corp.	126,469	2,275,177
Valley National Bancorp (b)	126,664	1,305,906
Webster Financial Corp.	52,054	2,058,736

		52,191,617

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,231	1,213,540

Biotechnology—0.5%
United Therapeutics Corp. (a) (b)	26,504	4,610,371

Building Products—1.0%
AO Smith Corp.	42,964	3,092,549
Fortune Brands Home & Security, Inc. (b)	91,413	4,188,544
Lennox International, Inc. (b)	23,737	2,556,237

		9,837,330

Capital Markets—2.0%
Eaton Vance Corp.	67,625	2,646,166
Federated Investors, Inc. - Class B (b)	54,788	1,834,850
Janus Capital Group, Inc. (b)	84,840	1,452,461
Raymond James Financial, Inc.	73,407	4,373,589
SEI Investments Co.	74,307	3,643,272
Stifel Financial Corp. (a)	38,924	2,247,472
Waddell & Reed Financial, Inc. - Class A (b)	48,325	2,286,256
WisdomTree Investments, Inc. (b)	64,431	1,415,227

		19,899,293

Chemicals—3.2%
Albemarle Corp.	64,328	3,555,408
Ashland, Inc.	35,649	4,345,613
Cabot Corp.	36,392	1,357,058
Chemours Co. (The) (a)	103,814	1,661,024
Cytec Industries, Inc.	40,939	2,478,038
Minerals Technologies, Inc.	19,915	1,356,809
NewMarket Corp. (b)	6,065	2,692,193
Olin Corp.	44,446	1,197,820
PolyOne Corp.	51,142	2,003,232
RPM International, Inc.	76,390	3,740,818
Scotts Miracle-Gro Co. (The) - Class A	25,641	1,518,204
Sensient Technologies Corp.	26,798	1,831,375
Valspar Corp. (The)	42,861	3,506,887

		31,244,479

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (a) (b)	30,612	1,645,089
Copart, Inc. (a)	65,293	2,316,596
Deluxe Corp. (b)	28,630	1,775,060
Herman Miller, Inc.	34,207	989,608
HNI Corp.	25,508	1,304,734
MSA Safety, Inc.	18,052	875,703
Rollins, Inc.	55,165	1,573,857
RR Donnelley & Sons Co. (b)	119,612	2,084,837
Waste Connections, Inc.	71,024	3,346,651

		15,912,135

Communications Equipment—0.9%
ARRIS Group, Inc. (a)	76,075	2,327,895
Ciena Corp. (a) (b)	67,486	1,598,069
InterDigital, Inc. (b)	20,681	1,176,542
JDS Uniphase Corp. (a)	134,261	1,554,742
Plantronics, Inc.	22,457	1,264,554
Polycom, Inc. (a)	77,441	885,925

		8,807,727

Construction & Engineering—0.5%
AECOM (a) (b)	86,227	2,852,389

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
Granite Construction, Inc.	20,848	$740,313
KBR, Inc.	82,715	1,611,288

		5,203,990

Construction Materials—0.2%
Eagle Materials, Inc.	28,804	2,198,609

Consumer Finance—0.2%
SLM Corp. (a)	244,089	2,409,158

Containers & Packaging—1.3%
Aptargroup, Inc.	35,895	2,289,024
Bemis Co., Inc.	55,873	2,514,844
Greif, Inc. - Class A (b)	19,470	697,999
Packaging Corp. of America	56,808	3,549,932
Silgan Holdings, Inc.	23,943	1,263,233
Sonoco Products Co.	57,856	2,479,708

		12,794,740

Distributors—0.5%
LKQ Corp. (a)	174,424	5,275,454

Diversified Consumer Services—1.0%
Apollo Education Group, Inc. (a)	55,307	712,354
DeVry Education Group, Inc. (b)	32,883	985,833
Graham Holdings Co. - Class B	2,542	2,732,777
Service Corp. International	115,877	3,410,260
Sotheby’s (b)	35,462	1,604,301

		9,445,525

Diversified Financial Services—0.7%
CBOE Holdings, Inc.	47,864	2,738,778
MSCI, Inc.	64,465	3,967,821

		6,706,599

Electric Utilities—1.5%
Cleco Corp.	34,680	1,867,518
Great Plains Energy, Inc. (b)	88,607	2,140,745
Hawaiian Electric Industries, Inc.	61,594	1,831,190
IDACORP, Inc. (b)	28,869	1,620,706
OGE Energy Corp.	114,436	3,269,437
PNM Resources, Inc.	45,674	1,123,580
Westar Energy, Inc.	75,825	2,594,731

		14,447,907

Electrical Equipment—1.0%
Acuity Brands, Inc.	24,904	4,482,222
Hubbell, Inc. - Class B	30,521	3,304,814
Regal-Beloit Corp.	25,693	1,865,055

		9,652,091

Electronic Equipment, Instruments & Components—3.4%
Arrow Electronics, Inc. (a)	54,865	3,061,467
Avnet, Inc.	77,881	3,201,688
Belden, Inc.	24,455	1,986,480

Electronic Equipment, Instruments & Components—(Continued)
Cognex Corp.	49,959	2,403,028
FEI Co. (b)	23,830	1,976,222
Ingram Micro, Inc. - Class A (a)	89,598	2,242,638
IPG Photonics Corp. (a)	20,521	1,747,876
Jabil Circuit, Inc.	111,104	2,365,404
Keysight Technologies, Inc. (a)	97,099	3,028,518
Knowles Corp. (a) (b)	48,803	883,334
National Instruments Corp.	58,051	1,710,182
Tech Data Corp. (a)	21,069	1,212,731
Trimble Navigation, Ltd. (a) (b)	148,774	3,490,238
Vishay Intertechnology, Inc. (b)	77,848	909,265
Zebra Technologies Corp. - Class A (a)	29,660	3,293,743

		33,512,814

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc. (b)	34,473	911,466
Dresser-Rand Group, Inc. (a)	44,112	3,757,460
Dril-Quip, Inc. (a)	22,333	1,680,558
Helix Energy Solutions Group, Inc. (a)	56,480	713,343
Nabors Industries, Ltd.	167,187	2,412,509
Oceaneering International, Inc.	56,620	2,637,926
Oil States International, Inc. (a)	29,583	1,101,375
Patterson-UTI Energy, Inc.	84,798	1,595,474
Rowan Cos. plc - Class A (b)	71,539	1,510,188
Superior Energy Services, Inc.	86,270	1,815,121
Tidewater, Inc. (b)	26,966	612,937
Unit Corp. (a)	26,877	728,904

		19,477,261

Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	22,207	2,126,098
SUPERVALU, Inc. (a)	118,587	959,369
United Natural Foods, Inc. (a) (b)	28,713	1,828,444

		4,913,911

Food Products—2.1%
Dean Foods Co.	54,104	874,862
Flowers Foods, Inc.	106,004	2,241,985
Hain Celestial Group, Inc. (The) (a) (b)	58,831	3,874,610
Ingredion, Inc.	41,027	3,274,365
Lancaster Colony Corp.	11,138	1,011,887
Post Holdings, Inc. (a) (b)	31,448	1,695,991
Tootsie Roll Industries, Inc. (b)	11,684	377,510
TreeHouse Foods, Inc. (a)	24,585	1,992,122
WhiteWave Foods Co. (The) (a)	100,413	4,908,187

		20,251,519

Gas Utilities—1.5%
Atmos Energy Corp.	57,925	2,970,394
National Fuel Gas Co. (b)	48,407	2,850,688
ONE Gas, Inc. (b)	30,157	1,283,482
Questar Corp.	100,753	2,106,745
UGI Corp.	98,911	3,407,484
WGL Holdings, Inc.	28,515	1,548,080

		14,166,873

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—3.5%
Align Technology, Inc. (a)	41,672	$2,613,251
Cooper Cos., Inc. (The)	27,862	4,958,600
Halyard Health, Inc. (a) (b)	26,684	1,080,702
Hill-Rom Holdings, Inc.	32,489	1,765,127
Hologic, Inc. (a)	140,165	5,334,680
IDEXX Laboratories, Inc. (a) (b)	53,666	3,442,137
ResMed, Inc. (b)	80,805	4,554,978
Sirona Dental Systems, Inc. (a) (b)	31,856	3,198,980
STERIS Corp. (b)	34,246	2,206,812
Teleflex, Inc. (b)	23,813	3,225,471
Thoratec Corp. (a)	31,078	1,385,147

		33,765,885

Health Care Providers & Services—3.2%
Centene Corp. (a) (b)	68,187	5,482,235
Community Health Systems, Inc. (a)	67,681	4,261,872
Health Net, Inc. (a)	44,231	2,836,092
LifePoint Hospitals, Inc. (a)	25,406	2,209,052
MEDNAX, Inc. (a)	53,630	3,974,519
Molina Healthcare, Inc. (a)	23,077	1,622,313
Omnicare, Inc.	55,555	5,236,059
Owens & Minor, Inc. (b)	36,201	1,230,834
VCA, Inc. (a)	47,112	2,563,128
WellCare Health Plans, Inc. (a)	25,254	2,142,297

		31,558,401

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a)	97,493	1,333,704
HMS Holdings Corp. (a) (b)	50,769	871,704

		2,205,408

Hotels, Restaurants & Leisure—1.7%
Brinker International, Inc. (b)	35,055	2,020,921
Buffalo Wild Wings, Inc. (a) (b)	10,892	1,706,668
Cheesecake Factory, Inc. (The) (b)	26,004	1,418,128
Domino’s Pizza, Inc.	31,648	3,588,883
Dunkin’ Brands Group, Inc. (b)	55,182	3,035,010
International Speedway Corp. - Class A	16,026	587,673
Panera Bread Co. - Class A (a) (b)	14,546	2,542,204
Wendy’s Co. (The)	156,181	1,761,722

		16,661,209

Household Durables—1.8%
Jarden Corp. (a) (c)	102,688	5,314,104
KB Home (b)	52,200	866,520
MDC Holdings, Inc. (b)	22,409	671,597
NVR, Inc. (a)	2,215	2,968,100
Tempur Sealy International, Inc. (a)	34,992	2,305,973
Toll Brothers, Inc. (a)	91,890	3,509,279
Tupperware Brands Corp. (b)	28,581	1,844,618

		17,480,191

Household Products—0.6%
Church & Dwight Co., Inc.	75,044	6,088,320

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Corp. (a)	47,805	820,334

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	37,461	3,750,595

Insurance—4.9%
Alleghany Corp. (a)	9,210	4,317,279
American Financial Group, Inc.	42,342	2,753,924
Arthur J. Gallagher & Co.	96,304	4,555,179
Aspen Insurance Holdings, Ltd.	35,332	1,692,403
Brown & Brown, Inc.	66,224	2,176,121
CNO Financial Group, Inc.	112,925	2,072,174
Everest Re Group, Ltd. (b)	25,477	4,637,069
First American Financial Corp. (b)	62,155	2,312,787
Hanover Insurance Group, Inc. (The)	25,355	1,877,031
HCC Insurance Holdings, Inc.	54,875	4,216,595
Kemper Corp.	28,232	1,088,344
Mercury General Corp. (b)	20,872	1,161,527
Old Republic International Corp.	138,319	2,161,926
Primerica, Inc.	29,620	1,353,338
Reinsurance Group of America, Inc.	37,957	3,600,980
RenaissanceRe Holdings, Ltd. (b)	26,407	2,680,574
StanCorp Financial Group, Inc.	24,202	1,829,913
W.R. Berkley Corp.	57,267	2,973,875

		47,461,039

Internet & Catalog Retail—0.1%
HSN, Inc.	18,654	1,309,324

Internet Software & Services—0.3%
Rackspace Hosting, Inc. (a)	67,970	2,527,804

IT Services—3.3%
Acxiom Corp. (a)	44,825	788,024
Broadridge Financial Solutions, Inc.	68,737	3,437,537
Convergys Corp.	56,670	1,444,518
CoreLogic, Inc. (a)	51,728	2,053,084
DST Systems, Inc.	16,203	2,041,254
Gartner, Inc. (a)	47,608	4,083,814
Global Payments, Inc.	38,108	3,942,273
Jack Henry & Associates, Inc.	46,891	3,033,848
Leidos Holdings, Inc.	35,831	1,446,497
MAXIMUS, Inc.	37,783	2,483,477
NeuStar, Inc. - Class A (a) (b)	31,748	927,359
Science Applications International Corp.	22,698	1,199,589
VeriFone Systems, Inc. (a)	65,536	2,225,603
WEX, Inc. (a) (b)	22,162	2,525,803

		31,632,680

Leisure Products—1.0%
Brunswick Corp.	53,154	2,703,412
Polaris Industries, Inc. (b)	35,060	5,192,737
Vista Outdoor, Inc. (a)	36,476	1,637,772

		9,533,921

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	11,861	$1,786,385
Bio-Techne Corp.	21,304	2,097,805
Charles River Laboratories International, Inc. (a)	27,156	1,910,153
Mettler-Toledo International, Inc. (a)	16,037	5,475,994

		11,270,337

Machinery—4.2%
AGCO Corp. (b)	45,945	2,608,757
CLARCOR, Inc.	28,762	1,790,147
Crane Co.	27,935	1,640,623
Donaldson Co., Inc. (b)	72,500	2,595,500
Graco, Inc.	33,646	2,389,875
IDEX Corp.	44,693	3,511,976
ITT Corp.	51,147	2,139,991
Kennametal, Inc.	45,457	1,550,993
Lincoln Electric Holdings, Inc.	43,342	2,639,094
Nordson Corp.	32,440	2,526,752
Oshkosh Corp. (b)	44,846	1,900,573
SPX Corp.	23,524	1,702,902
Terex Corp.	60,264	1,401,138
Timken Co. (The)	41,612	1,521,751
Trinity Industries, Inc. (b)	88,845	2,348,173
Valmont Industries, Inc. (b)	13,507	1,605,577
Wabtec Corp.	55,400	5,220,896
Woodward, Inc. (b)	33,335	1,833,092

		40,927,810

Marine—0.3%
Kirby Corp. (a)	31,990	2,452,353

Media—1.4%
AMC Networks, Inc. - Class A (a)	33,987	2,781,836
Cinemark Holdings, Inc.	60,252	2,420,323
DreamWorks Animation SKG, Inc. - Class A (a) (b)	41,837	1,103,660
John Wiley & Sons, Inc. - Class A	26,599	1,446,187
Live Nation Entertainment, Inc. (a)	83,671	2,300,116
Meredith Corp. (b)	20,965	1,093,325
New York Times Co. (The) - Class A (b)	75,215	1,026,685
Time, Inc. (b)	62,800	1,445,028

		13,617,160

Metals & Mining—1.5%
Carpenter Technology Corp.	28,902	1,117,929
Commercial Metals Co.	66,359	1,067,053
Compass Minerals International, Inc.	19,304	1,585,631
Reliance Steel & Aluminum Co.	42,597	2,576,267
Royal Gold, Inc. (b)	37,381	2,302,296
Steel Dynamics, Inc.	138,651	2,872,155
TimkenSteel Corp.	21,560	581,904
United States Steel Corp. (b)	83,533	1,722,450
Worthington Industries, Inc.	27,735	833,714

		14,659,399

Multi-Utilities—0.9%
Alliant Energy Corp.	64,782	3,739,217
Black Hills Corp.	25,701	1,121,849
MDU Resources Group, Inc. (b)	111,682	2,181,149
Vectren Corp.	47,380	1,823,182

		8,865,397

Multiline Retail—0.3%
Big Lots, Inc. (b)	30,925	1,391,316
J.C. Penney Co., Inc. (a) (b)	175,134	1,483,385

		2,874,701

Oil, Gas & Consumable Fuels—2.3%
California Resources Corp. (b)	177,069	1,069,497
Denbury Resources, Inc. (b)	204,486	1,300,531
Energen Corp.	45,176	3,085,521
Gulfport Energy Corp. (a)	61,157	2,461,569
HollyFrontier Corp.	112,384	4,797,673
QEP Resources, Inc.	93,195	1,725,039
Rosetta Resources, Inc. (a)	43,404	1,004,369
SM Energy Co. (b)	38,684	1,784,106
Western Refining, Inc.	40,530	1,767,919
World Fuel Services Corp.	41,392	1,984,746
WPX Energy, Inc. (a)	117,400	1,441,672

		22,422,642

Paper & Forest Products—0.3%
Domtar Corp.	36,703	1,519,504
Louisiana-Pacific Corp. (a) (b)	81,682	1,391,045

		2,910,549

Personal Products—0.6%
Avon Products, Inc. (b)	249,479	1,561,738
Energizer Holdings, Inc.	35,660	4,691,073

		6,252,811

Pharmaceuticals—0.2%
Akorn, Inc. (a) (b)	45,275	1,976,706

Professional Services—1.2%
CEB, Inc.	19,186	1,670,333
FTI Consulting, Inc. (a)	23,852	983,656
ManpowerGroup, Inc.	44,854	4,009,051
Towers Watson & Co. - Class A	39,750	5,000,550

		11,663,590

Real Estate Investment Trusts—8.5%
Alexandria Real Estate Equities, Inc.	41,308	3,612,798
American Campus Communities, Inc.	64,400	2,427,236
BioMed Realty Trust, Inc.	116,704	2,257,055
Camden Property Trust	49,797	3,698,921
Communications Sales & Leasing, Inc. (b)	68,729	1,698,981
Corporate Office Properties Trust	54,208	1,276,056
Corrections Corp. of America	67,101	2,219,701
Douglas Emmett, Inc.	78,620	2,118,023

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Duke Realty Corp.	197,853	$3,674,130
Equity One, Inc.	46,024	1,074,200
Extra Space Storage, Inc.	63,699	4,154,449
Federal Realty Investment Trust (b)	39,383	5,044,569
Highwoods Properties, Inc.	53,930	2,154,504
Home Properties, Inc.	33,209	2,425,918
Hospitality Properties Trust	85,988	2,478,174
Kilroy Realty Corp.	50,490	3,390,404
Lamar Advertising Co. - Class A	46,394	2,666,727
LaSalle Hotel Properties	64,773	2,296,851
Liberty Property Trust	85,708	2,761,512
Mack-Cali Realty Corp.	48,040	885,377
Mid-America Apartment Communities, Inc.	43,204	3,145,683
National Retail Properties, Inc.	76,840	2,690,168
Omega Healthcare Investors, Inc.	92,203	3,165,329
Potlatch Corp.	23,324	823,804
Rayonier, Inc.	72,813	1,860,372
Regency Centers Corp.	54,086	3,189,992
Senior Housing Properties Trust	134,757	2,364,985
Tanger Factory Outlet Centers, Inc.	54,952	1,741,978
Taubman Centers, Inc.	35,442	2,463,219
UDR, Inc.	148,504	4,756,583
Urban Edge Properties	52,933	1,100,477
Weingarten Realty Investors	65,364	2,136,749
WP GLIMCHER, Inc.	106,190	1,436,751

		83,191,676

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.	26,051	1,026,409
Jones Lang LaSalle, Inc.	25,723	4,398,633

		5,425,042

Road & Rail—0.9%
Con-way, Inc. (b)	33,045	1,267,937
Genesee & Wyoming, Inc. - Class A (a)	29,426	2,241,673
Landstar System, Inc.	25,465	1,702,844
Old Dominion Freight Line, Inc. (a)	38,851	2,665,373
Werner Enterprises, Inc. (b)	25,554	670,792

		8,548,619

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc. (a) (b)	361,376	867,302
Atmel Corp. (c)	239,326	2,358,558
Cree, Inc. (a) (b)	62,567	1,628,619
Cypress Semiconductor Corp. (a) (b)	190,319	2,238,151
Fairchild Semiconductor International, Inc. (a)	66,763	1,160,341
Integrated Device Technology, Inc. (a)	85,067	1,845,954
Intersil Corp. - Class A	75,591	945,643
Silicon Laboratories, Inc. (a)	22,776	1,230,132
SunEdison, Inc. (a)	167,156	4,999,636
Teradyne, Inc.	123,019	2,373,037

		19,647,373

Software—5.0%
ACI Worldwide, Inc. (a)	66,944	1,644,814

Software—(Continued)
Advent Software, Inc.	25,983	1,148,708
ANSYS, Inc. (a)	51,476	4,696,670
Cadence Design Systems, Inc. (a) (b)	167,820	3,299,341
CDK Global, Inc.	91,926	4,962,166
CommVault Systems, Inc. (a)	24,379	1,033,913
FactSet Research Systems, Inc. (b)	22,273	3,619,585
Fair Isaac Corp.	17,805	1,616,338
Fortinet, Inc. (a)	81,672	3,375,504
Informatica Corp. (a)	60,042	2,910,236
Manhattan Associates, Inc. (a)	42,307	2,523,613
Mentor Graphics Corp.	56,662	1,497,577
PTC, Inc. (a)	65,937	2,704,736
Rovi Corp. (a) (b)	50,698	808,633
SolarWinds, Inc. (a)	38,107	1,757,876
Solera Holdings, Inc.	38,486	1,714,936
Synopsys, Inc. (a)	88,928	4,504,203
Tyler Technologies, Inc. (a)	19,308	2,498,069
Ultimate Software Group, Inc. (The) (a)	16,388	2,693,204

		49,010,122

Specialty Retail—4.2%
Aaron’s, Inc.	37,036	1,341,074
Abercrombie & Fitch Co. - Class A (b)	39,891	858,055
Advance Auto Parts, Inc.	41,961	6,683,968
American Eagle Outfitters, Inc. (b)	100,849	1,736,620
ANN, Inc. (a)	26,372	1,273,504
Ascena Retail Group, Inc. (a) (b)	75,702	1,260,817
Cabela’s, Inc. (a) (b)	27,501	1,374,500
Chico’s FAS, Inc.	82,200	1,366,986
CST Brands, Inc.	44,176	1,725,514
Dick’s Sporting Goods, Inc.	55,696	2,883,382
Foot Locker, Inc. (b)	80,192	5,373,666
Guess?, Inc. (b)	36,852	706,453
Murphy USA, Inc. (a)	24,397	1,361,840
Office Depot, Inc. (a)	282,651	2,447,758
Rent-A-Center, Inc. (b)	30,406	862,010
Signet Jewelers, Ltd.	45,946	5,892,115
Williams-Sonoma, Inc.	48,871	4,020,617

		41,168,879

Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp. (a) (b)	60,258	1,176,236
Diebold, Inc. (b)	37,183	1,301,405
Lexmark International, Inc. - Class A (b)	35,148	1,553,542
NCR Corp. (a)	97,192	2,925,479

		6,956,662

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.	30,126	3,202,394
Deckers Outdoor Corp. (a) (b)	19,093	1,374,123
Kate Spade & Co. (a) (b)	73,198	1,576,685
Skechers USA, Inc. - Class A (a)	23,569	2,587,640

		8,740,842

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc. (b)	254,750	$4,682,305
Washington Federal, Inc.	54,377	1,269,703

		5,952,008

Trading Companies & Distributors—0.7%
GATX Corp.	25,172	1,337,892
MSC Industrial Direct Co., Inc. - Class A (b)	29,009	2,023,958
NOW, Inc. (a) (b)	61,457	1,223,609
Watsco, Inc.	15,745	1,948,286

		6,533,745

Water Utilities—0.3%
Aqua America, Inc.	101,532	2,486,519

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	56,375	1,657,425

Total Common Stocks (Cost $636,690,125)		918,271,332

Mutual Fund—3.4%

Investment Company Security—3.4%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $33,529,457)	121,800	33,275,760

Short-Term Investments—21.0%

Discount Notes—1.4%
Federal Home Loan Bank 0.078%, 07/29/15 (d)	200,000	199,988
0.079%, 08/11/15 (d)	950,000	949,914
0.092%, 08/07/15 (d)	475,000	474,955
0.096%, 09/02/15 (d)	1,325,000	1,324,777
0.140%, 11/12/15 (d)	2,825,000	2,823,535
0.150%, 10/09/15 (d)	7,375,000	7,371,935
Federal Home Loan Mortgage Corp. 0.119%, 09/14/15 (d)	800,000	799,801

		13,944,905

Mutual Fund—19.0%
State Street Navigator Securities Lending MET Portfolio (e)	184,525,091	184,525,091

U.S. Treasury—0.6%
U.S. Treasury Bill 0.081%, 09/03/15 (d)	5,825,000	5,824,158

Total Short-Term Investments (Cost $204,294,154)		204,294,154

Total Investments—118.7% (Cost $874,513,736) (f)		1,155,841,246
Other assets and liabilities (net)—(18.7)%		(181,777,163)

Net Assets—100.0%		$974,064,083

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $199,519,543 and the collateral received consisted of cash in the amount of $184,525,091 and non-cash collateral with a value of $19,504,985. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2015, the market value of securities pledged was $3,573,000.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(f)	As of June 30, 2015, the aggregate cost of investments was $874,513,736. The aggregate unrealized appreciation and depreciation of investments were $314,621,495 and $(33,293,985), respectively, resulting in net unrealized appreciation of $281,327,510.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P Midcap 400 E-Mini Index Futures	09/18/15	142	USD	21,454,977	$(181,957)

(USD)—	United States Dollar

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$918,271,332	$—	$—	$918,271,332
Total Mutual Fund*	33,275,760	—	—	33,275,760
Short-Term Investments
Discount Notes	—	13,944,905	—	13,944,905
Mutual Fund	184,525,091	—	—	184,525,091
U.S. Treasury	—	5,824,158	—	5,824,158
Total Short-Term Investments	184,525,091	19,769,063	—	204,294,154
Total Investments	$1,136,072,183	$19,769,063	$—	$1,155,841,246

Collateral for securities loaned (Liability)	$—	$(184,525,091)	$—	$(184,525,091)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(181,957)	$—	$—	$(181,957)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,155,841,246
Cash	1,677,411
Receivable for:
Investments sold	12,417,394
Fund shares sold	513,819
Dividends	938,911
Variation margin on futures contracts	25,560

Total Assets	1,171,414,341
Liabilities
Collateral for securities loaned	184,525,091
Payables for:
Investments purchased	11,780,499
Fund shares redeemed	468,968
Accrued expenses:
Management fees	201,529
Distribution and service fees	117,102
Deferred trustees’ fees	69,519
Other expenses	187,550

Total Liabilities	197,350,258

Net Assets	$974,064,083

Net assets consist of:
Paid in surplus	$643,887,639
Undistributed net investment income	5,651,587
Accumulated net realized gain	43,379,304
Unrealized appreciation on investments and futures contracts	281,145,553

Net Assets	$974,064,083

Net Assets
Class A	$420,182,496
Class B	404,026,248
Class E	40,760,968
Class G	109,094,371
Capital Shares Outstanding*
Class A	22,874,671
Class B	22,252,859
Class E	2,233,343
Class G	6,038,908
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.37
Class B	18.16
Class E	18.25
Class G	18.07

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $874,513,736.
(b)	Includes securities loaned at value of $199,519,543.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends	$7,287,055
Interest	11,871
Securities lending income	372,268

Total investment income	7,671,194
Expenses
Management fees	1,210,511
Administration fees	11,532
Custodian and accounting fees	58,321
Distribution and service fees—Class B	509,104
Distribution and service fees—Class E	31,565
Distribution and service fees—Class G	160,841
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	81,696
Insurance	2,848
Miscellaneous	17,709

Total expenses	2,137,943
Less management fee waiver	(11,815)

Net expenses	2,126,128

Net Investment Income	5,545,066

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	46,740,039
Futures contracts	1,191,745

Net realized gain	47,931,784

Net change in unrealized depreciation on:
Investments	(15,284,456)
Futures contracts	(384,999)

Net change in unrealized depreciation	(15,669,455)

Net realized and unrealized gain	32,262,329

Net Increase in Net Assets From Operations	$37,807,395

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,545,066	$10,861,670
Net realized gain	47,931,784	61,123,283
Net change in unrealized appreciation (depreciation)	(15,669,455)	11,446,761

Increase in net assets from operations	37,807,395	83,431,714

From Distributions to Shareholders
Net investment income
Class A	(4,767,959)	(3,908,986)
Class B	(3,691,076)	(3,219,158)
Class E	(405,629)	(393,348)
Class G	(949,660)	(808,575)
Net realized capital gains
Class A	(25,916,508)	(17,710,102)
Class B	(25,360,594)	(18,562,420)
Class E	(2,557,138)	(2,066,821)
Class G	(6,872,392)	(4,951,822)

Total distributions	(70,520,956)	(51,621,232)

Increase in net assets from capital share transactions	55,558,970	12,627,162

Total increase in net assets	22,845,409	44,437,644

Net Assets
Beginning of period	951,218,674	906,781,030

End of period	$974,064,083	$951,218,674

Undistributed net investment income
End of period	$5,651,587	$9,920,845

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,341,751	$26,323,457	3,308,259	$60,505,261
Reinvestments	1,639,127	30,684,467	1,249,658	21,619,088
Redemptions	(1,123,349)	(21,994,237)	(3,597,434)	(66,081,391)

Net increase	1,857,529	$35,013,687	960,483	$16,042,958

Class B
Sales	501,137	$9,698,738	1,291,519	$23,239,422
Reinvestments	1,569,513	29,051,670	1,272,288	21,781,578
Redemptions	(1,320,537)	(25,572,091)	(2,349,274)	(42,719,181)

Net increase	750,113	$13,178,317	214,533	$2,301,819

Class E
Sales	28,781	$559,165	48,872	$887,728
Reinvestments	159,288	2,962,767	143,033	2,460,169
Redemptions	(200,332)	(3,906,050)	(399,557)	(7,266,099)

Net decrease	(12,263)	$(384,118)	(207,652)	$(3,918,202)

Class G
Sales	560,964	$10,852,692	1,278,911	$22,732,011
Reinvestments	424,881	7,822,052	337,853	5,760,397
Redemptions	(571,485)	(10,923,660)	(1,681,946)	(30,291,821)

Net increase (decrease)	414,360	$7,751,084	(65,182)	$(1,799,413)

Increase derived from capital shares transactions		$55,558,970		$12,627,162

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.01		$18.45	$14.47	$12.97	$13.88	$11.10

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.24	0.18	0.19	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.68		1.41	4.46	2.05	(0.34)	2.79

Total from investment operations	0.81		1.65	4.64	2.24	(0.20)	2.92

Less Distributions
Distributions from net investment income	(0.23)		(0.20)	(0.19)	(0.14)	(0.13)	(0.12)
Distributions from net realized capital gains	(1.22)		(0.89)	(0.47)	(0.60)	(0.58)	(0.02)

Total distributions	(1.45)		(1.09)	(0.66)	(0.74)	(0.71)	(0.14)

Net Asset Value, End of Period	$18.37		$19.01	$18.45	$14.47	$12.97	$13.88

Total Return (%) (b)	4.11	(c)	9.49	33.15	17.60	(1.89)	26.28

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30	(d)	0.30	0.30	0.32	0.30	0.31
Net ratio of expenses to average net assets (%) (e)	0.29	(d)	0.30	0.30	0.31	0.30	0.30
Ratio of net investment income to average net assets (%)	1.29	(d)	1.33	1.09	1.40	1.03	1.07
Portfolio turnover rate (%)	12	(c)	17	16	11	24	22
Net assets, end of period (in millions)	$420.2		$399.6	$370.0	$260.2	$236.6	$257.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.79		$18.25	$14.32	$12.84	$13.75	$11.01

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.19	0.14	0.16	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.67		1.39	4.42	2.03	(0.34)	2.76

Total from investment operations	0.77		1.58	4.56	2.19	(0.23)	2.86

Less Distributions
Distributions from net investment income	(0.18)		(0.15)	(0.16)	(0.11)	(0.10)	(0.10)
Distributions from net realized capital gains	(1.22)		(0.89)	(0.47)	(0.60)	(0.58)	(0.02)

Total distributions	(1.40)		(1.04)	(0.63)	(0.71)	(0.68)	(0.12)

Net Asset Value, End of Period	$18.16		$18.79	$18.25	$14.32	$12.84	$13.75

Total Return (%) (b)	3.96	(c)	9.23	32.83	17.33	(2.19)	25.99

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	(d)	0.55	0.55	0.57	0.55	0.56
Net ratio of expenses to average net assets (%) (e)	0.54	(d)	0.55	0.55	0.56	0.55	0.55
Ratio of net investment income to average net assets (%)	1.04	(d)	1.08	0.83	1.16	0.79	0.83
Portfolio turnover rate (%)	12	(c)	17	16	11	24	22
Net assets, end of period (in millions)	$404.0		$404.0	$388.4	$311.6	$275.5	$267.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.89		$18.33	$14.38	$12.89	$13.80	$11.05

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.21	0.15	0.17	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.66		1.41	4.44	2.04	(0.34)	2.76

Total from investment operations	0.77		1.62	4.59	2.21	(0.22)	2.87

Less Distributions
Distributions from net investment income	(0.19)		(0.17)	(0.17)	(0.12)	(0.11)	(0.10)
Distributions from net realized capital gains	(1.22)		(0.89)	(0.47)	(0.60)	(0.58)	(0.02)

Total distributions	(1.41)		(1.06)	(0.64)	(0.72)	(0.69)	(0.12)

Net Asset Value, End of Period	$18.25		$18.89	$18.33	$14.38	$12.89	$13.80

Total Return (%) (b)	3.97	(c)	9.39	32.95	17.46	(2.10)	26.08

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45	(d)	0.45	0.45	0.47	0.45	0.46
Net ratio of expenses to average net assets (%) (e)	0.44	(d)	0.45	0.45	0.46	0.45	0.45
Ratio of net investment income to average net assets (%)	1.14	(d)	1.17	0.93	1.24	0.87	0.92
Portfolio turnover rate (%)	12	(c)	17	16	11	24	22
Net assets, end of period (in millions)	$40.8		$42.4	$45.0	$37.6	$37.1	$46.9

	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.70		$18.16	$14.26	$12.79	$13.70	$10.97

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.18	0.13	0.15	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.67		1.39	4.40	2.02	(0.33)	2.74

Total from investment operations	0.76		1.57	4.53	2.17	(0.23)	2.84

Less Distributions
Distributions from net investment income	(0.17)		(0.14)	(0.16)	(0.10)	(0.10)	(0.09)
Distributions from net realized capital gains	(1.22)		(0.89)	(0.47)	(0.60)	(0.58)	(0.02)

Total distributions	(1.39)		(1.03)	(0.63)	(0.70)	(0.68)	(0.11)

Net Asset Value, End of Period	$18.07		$18.70	$18.16	$14.26	$12.79	$13.70

Total Return (%) (b)	3.94	(c)	9.21	32.75	17.27	(2.24)	25.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	(d)	0.60	0.60	0.62	0.60	0.61
Net ratio of expenses to average net assets (%) (e)	0.59	(d)	0.60	0.60	0.61	0.60	0.60
Ratio of net investment income to average net assets (%)	0.99	(d)	1.02	0.79	1.10	0.76	0.82
Portfolio turnover rate (%)	12	(c)	17	16	11	24	22
Net assets, end of period (in millions)	$109.1		$105.2	$103.3	$71.4	$62.7	$41.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Mid Cap Stock Index Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and G shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-15

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to return of capital adjustments and real estate investment trust (REIT) adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject

MSF-16

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s

MSF-17

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts*	$181,957

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,191,745

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(384,999)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,200

‡	Averages are based on activity levels during the period.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over-the-counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each

MSF-18

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$114,306,607	$0	$123,234,297

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.250% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2015 were $1,210,511.

MetLife Advisers has entered into an investment subadvisory agreement with MetLife Investment Advisors, LLC (“MIA”) with respect to managing the Portfolio. For providing subadvisory services to the Portfolio, MetLife Advisers has agreed to pay MIA an investment subadvisory fee for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.030%	On the first $500 million
0.020%	On the next $500 million
0.010%	On amounts over $1 billion

Fees earned by MIA with respect to the Portfolio for the six months ended June 30, 2015 were $121,635.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.005%	Over $500 million and under $1 billion
0.010%	Of the next $1 billion
0.015%	On amounts over $2 billion

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and G Shares. Under the Distribution and Service Plan, the Class B, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and G Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a

MSF-19

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$13,838,966	$11,678,054	$37,782,266	$19,089,199	$51,621,232	$30,767,253

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$14,178,456	$56,282,916	$292,492,475	$—	$362,953,847

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-20

Metropolitan Series Fund

MetLife Stock Index Portfolio

Managed by MetLife Investment Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, D, E, and G shares of the MetLife Stock Index Portfolio returned 1.12%, 0.98%, 1.04%, 1.04%, and 0.98%, respectively. The Portfolio’s benchmark, the Standard & Poor’s (“S&P”) 500 Index1, returned 1.23%.

MARKET ENVIRONMENT / CONDITIONS

During the first six months of 2015, the S&P 500 Index returned 1.23%. Equity markets were mixed in the first quarter as macroeconomic data and earnings reports disappointed investors and oil prices continued to fall. Weak macroeconomic data included U.S. durable goods orders, U.S. pending home sales, and U.S. Gross Domestic Product growth. Companies that reported lower than expected earnings results included Caterpillar, Procter & Gamble and Pfizer. In February, equity markets rallied as oil prices recovered and Greece reached a new bailout deal with the European Union. A strong U.S. payrolls report, a cease fire between Russia and Ukraine, and U.S. Federal Reserve Bank (the “Fed”) Chair Yellen’s comments that the Fed is unlikely to raise rates before June also contributed to positive performance. In the second quarter, equity markets were relatively flat as strong earnings reports, merger & acquisition activity, and easy monetary policies contrasted with fears about Greece’s potential exit from the eurozone, unrest in the Middle East, and uncertainty around the timing of the first Fed rate hike. A tentative nuclear agreement between Iranian and world leaders and the People’s Bank of China lowering the reserve requirement ratio more than expected helped global equity indexes. In June, equity markets declined as a Greek deal failed to materialize, Greek Prime Minister Tsipras called for a referendum on the bailout, and Greece imposed capital controls and shut banks and the stock market for six days. Islamic militant terrorist attacks, U.S. growth forecasts cut by the International Monetary Fund, and global growth forecasts cut by the Organization for Economic Co-operation and Development also weighed on the markets.

During the first six months, the Federal Open Market Committee (the “Committee”) met four times and maintained the target range for the federal funds rate at 0 to 0.25%. The Committee stated that economic activity had been expanding moderately after having changed little during the first quarter. The Committee also stated that it would be appropriate to raise the target range for the federal funds rate when it had seen further improvement in the labor market.

Five of the ten sectors comprising the S&P 500 Index experienced positive returns for the first six months of 2015. Health Care (14.2% beginning weight in the benchmark), up 9.6%, was the best performing sector and had the largest positive impact on the benchmark return. Consumer Discretionary (12.1% beginning weight), up 6.8%, and Telecom Services (2.3% beginning weight), up 3.2%, were the next best-performing sectors. Utilities (3.2% beginning weight), down 10.7%, and Energy (8.4% beginning weight), down 4.6%, were the worst performing sectors.

The stocks in the S&P 500 Index with the largest positive impact on the benchmark return for the first half of the year were Amazon, up 39.9%; Gilead Sciences, up 24.7%; and Apple, up 14.5%. The stocks with the largest negative impact were Intel, down 15.0%; Proctor & Gamble, down 12.8%; and Exxon Mobil, down 8.6%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio is managed utilizing a full replication strategy versus the S&P 500 Index. This strategy seeks to replicate the performance of the Index by owning all of the components of the Index at their respective Index capitalization weights. The Portfolio is periodically rebalanced for compositional changes in the S&P 500 Index. Factors that impacted tracking error during the period included transaction costs, cash drag, securities lending, NAV rounding, contributions and withdrawals.

Stacey Lituchy

Norman Hu

Mirsad Usejnoski

Portfolio Managers

MetLife Investment Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

MetLife Stock Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
MetLife Stock Index Portfolio
Class A	1.12	7.15	17.04	7.64	—
Class B	0.98	6.89	16.75	7.37	—
Class D	1.04	7.03	16.92	—	17.38
Class E	1.04	6.98	16.87	7.47	—
Class G	0.98	—	—	—	2.21
S&P 500 Index	1.23	7.42	17.34	7.89	—

1 The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2 Inception dates of the Class A, Class B, Class D, Class E and Class G shares are 5/1/90, 1/2/01, 4/28/09. 5/1/01 and 11/12/14, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Apple, Inc.	3.9
Microsoft Corp.	1.9
Exxon Mobil Corp.	1.9
Johnson & Johnson	1.5
General Electric Co.	1.4
Wells Fargo & Co.	1.4
JPMorgan Chase & Co.	1.4
Berkshire Hathaway, Inc.- Class B	1.3
Procter & Gamble Co. (The)	1.1
Pfizer, Inc.	1.1

Top Sectors

% of Net Assets
Information Technology	19.3
Financials	17.2
Health Care	15.2
Consumer Discretionary	12.6
Industrials	10.0
Consumer Staples	9.3
Energy	7.7
Materials	3.1
Utilities	2.8
Telecommunication Services	2.2

MSF-2

Metropolitan Series Fund

MetLife Stock Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Stock Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.26%	$1,000.00	$1,011.20	$1.30
	Hypothetical*	0.26%	$1,000.00	$1,023.51	$1.30

Class B(a)	Actual	0.51%	$1,000.00	$1,009.80	$2.54
	Hypothetical*	0.51%	$1,000.00	$1,022.27	$2.56

Class D(a)	Actual	0.36%	$1,000.00	$1,010.40	$1.79
	Hypothetical*	0.36%	$1,000.00	$1,023.01	$1.81

Class E(a)	Actual	0.41%	$1,000.00	$1,010.40	$2.04
	Hypothetical*	0.41%	$1,000.00	$1,022.76	$2.06

Class G(a)	Actual	0.56%	$1,000.00	$1,009.80	$2.79
	Hypothetical*	0.56%	$1,000.00	$1,022.02	$2.81

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
Boeing Co. (The)	225,487	$31,279,557
General Dynamics Corp.	109,497	15,514,630
Honeywell International, Inc.	274,081	27,948,040
L-3 Communications Holdings, Inc.	28,877	3,274,074
Lockheed Martin Corp.	93,807	17,438,721
Northrop Grumman Corp.	67,945	10,778,115
Precision Castparts Corp.	48,466	9,686,899
Raytheon Co.	106,989	10,236,707
Rockwell Collins, Inc.	46,376	4,282,824
Textron, Inc.	97,347	4,344,597
United Technologies Corp.	290,273	32,199,984

		166,984,148

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	51,133	3,190,188
Expeditors International of Washington, Inc.	67,064	3,091,986
FedEx Corp.	92,429	15,749,901
United Parcel Service, Inc. - Class B	243,315	23,579,657

		45,611,732

Airlines—0.5%
American Airlines Group, Inc.	242,908	9,700,531
Delta Air Lines, Inc.	287,967	11,829,684
Southwest Airlines Co.	234,317	7,753,550

		29,283,765

Auto Components—0.4%
BorgWarner, Inc.	79,332	4,509,231
Delphi Automotive plc	101,237	8,614,256
Goodyear Tire & Rubber Co. (The)	94,584	2,851,708
Johnson Controls, Inc.	229,596	11,371,890

		27,347,085

Automobiles—0.6%
Ford Motor Co.	1,393,833	20,921,433
General Motors Co.	473,354	15,776,889
Harley-Davidson, Inc.	73,298	4,130,342

		40,828,664

Banks—6.1%
Bank of America Corp.	3,682,231	62,671,572
BB&T Corp.	256,283	10,330,768
Citigroup, Inc.	1,063,826	58,765,748
Comerica, Inc.	62,413	3,203,035
Fifth Third Bancorp	283,977	5,912,401
Huntington Bancshares, Inc.	283,484	3,206,204
JPMorgan Chase & Co.	1,301,176	88,167,686
KeyCorp	297,431	4,467,414
M&T Bank Corp. (a)	46,622	5,824,486
People’s United Financial, Inc. (a)	108,379	1,756,823
PNC Financial Services Group, Inc. (The)	181,592	17,369,275
Regions Financial Corp.	469,953	4,868,713
SunTrust Banks, Inc.	180,995	7,786,405
U.S. Bancorp	621,659	26,980,001
Wells Fargo & Co.	1,642,920	92,397,821

Banks—(Continued)
Zions Bancorporation	71,248	$2,261,055

		395,969,407

Beverages—2.1%
Brown-Forman Corp. - Class B	54,636	5,473,434
Coca-Cola Co. (The)	1,375,417	53,957,609
Coca-Cola Enterprises, Inc.	75,153	3,264,646
Constellation Brands, Inc. - Class A	59,404	6,892,052
Dr Pepper Snapple Group, Inc.	67,224	4,900,630
Molson Coors Brewing Co. - Class B	55,976	3,907,685
Monster Beverage Corp. (b)	51,312	6,876,834
PepsiCo, Inc.	517,531	48,306,344

		133,579,234

Biotechnology—3.2%
Alexion Pharmaceuticals, Inc. (b)	78,503	14,190,987
Amgen, Inc.	266,584	40,925,976
Biogen, Inc. (b)	82,476	33,315,355
Celgene Corp. (b)	278,091	32,184,862
Gilead Sciences, Inc. (b)	515,271	60,327,929
Regeneron Pharmaceuticals, Inc. (a) (b)	26,434	13,484,776
Vertex Pharmaceuticals, Inc. (b)	85,464	10,553,095

		204,982,980

Building Products—0.1%
Allegion plc	33,546	2,017,456
Masco Corp.	121,873	3,250,353

		5,267,809

Capital Markets—2.3%
Affiliated Managers Group, Inc. (b)	19,188	4,194,497
Ameriprise Financial, Inc.	63,595	7,944,923
Bank of New York Mellon Corp. (The)	393,222	16,503,527
BlackRock, Inc.	44,524	15,404,414
Charles Schwab Corp. (The)	405,278	13,232,327
E*Trade Financial Corp. (b)	101,639	3,044,088
Franklin Resources, Inc.	136,752	6,704,951
Goldman Sachs Group, Inc. (The)	140,870	29,412,247
Invesco, Ltd.	151,013	5,661,477
Legg Mason, Inc.	34,203	1,762,481
Morgan Stanley	538,767	20,898,772
Northern Trust Corp.	76,914	5,880,844
State Street Corp.	144,343	11,114,411
T. Rowe Price Group, Inc.	92,123	7,160,721

		148,919,680

Chemicals—2.3%
Air Products & Chemicals, Inc.	67,771	9,273,106
Airgas, Inc.	23,829	2,520,632
CF Industries Holdings, Inc.	82,516	5,304,129
Dow Chemical Co. (The)	379,968	19,442,963
E.I. du Pont de Nemours & Co.	317,393	20,297,282
Eastman Chemical Co.	52,234	4,273,786
Ecolab, Inc.	93,961	10,624,170
FMC Corp.	46,819	2,460,338

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
International Flavors & Fragrances, Inc.	28,360	$3,099,464
LyondellBasell Industries NV - Class A	137,737	14,258,534
Monsanto Co.	166,931	17,793,175
Mosaic Co. (The)	108,816	5,098,030
PPG Industries, Inc.	95,316	10,934,652
Praxair, Inc.	101,087	12,084,951
Sherwin-Williams Co. (The)	27,772	7,637,855
Sigma-Aldrich Corp.	41,874	5,835,142

		150,938,209

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	60,059	2,016,181
Cintas Corp.	33,290	2,816,001
Pitney Bowes, Inc. (a)	70,713	1,471,538
Republic Services, Inc.	87,464	3,425,965
Stericycle, Inc. (b)	29,819	3,993,062
Tyco International plc	147,621	5,680,456
Waste Management, Inc.	149,284	6,919,313

		26,322,516

Communications Equipment—1.5%
Cisco Systems, Inc.	1,783,207	48,966,864
F5 Networks, Inc. (b)	25,221	3,035,347
Harris Corp.	43,208	3,323,127
Juniper Networks, Inc.	123,209	3,199,738
Motorola Solutions, Inc.	65,085	3,731,974
QUALCOMM, Inc.	571,357	35,784,089

		98,041,139

Construction & Engineering—0.1%
Fluor Corp.	51,690	2,740,087
Jacobs Engineering Group, Inc. (a) (b)	44,032	1,788,580
Quanta Services, Inc. (b)	74,269	2,140,432

		6,669,099

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	21,767	3,080,248
Vulcan Materials Co.	46,513	3,903,836

		6,984,084

Consumer Finance—0.8%
American Express Co.	306,295	23,805,247
Capital One Financial Corp.	191,586	16,853,820
Discover Financial Services	155,150	8,939,743
Navient Corp.	136,398	2,483,808

		52,082,618

Containers & Packaging—0.2%
Avery Dennison Corp.	31,914	1,944,839
Ball Corp.	48,335	3,390,700
MeadWestvaco Corp.	117,200	5,530,668
Owens-Illinois, Inc. (b)	56,537	1,296,959
Sealed Air Corp.	73,688	3,786,090

		15,949,256

Distributors—0.1%
Genuine Parts Co.	53,364	4,777,679

Diversified Consumer Services—0.0%
H&R Block, Inc.	96,507	2,861,433

Diversified Financial Services—2.0%
Berkshire Hathaway, Inc. - Class B (b)	639,446	87,034,995
CME Group, Inc.	111,253	10,353,204
Intercontinental Exchange, Inc.	39,183	8,761,711
Leucadia National Corp.	110,559	2,684,373
McGraw Hill Financial, Inc.	95,964	9,639,584
Moody’s Corp.	62,378	6,734,329
NASDAQ OMX Group, Inc. (The)	41,524	2,026,786

		127,234,982

Diversified Telecommunication Services—2.2%
AT&T, Inc.	1,820,762	64,673,466
CenturyLink, Inc.	197,660	5,807,251
Frontier Communications Corp.	404,371	2,001,636
Level 3 Communications, Inc. (b)	103,152	5,433,016
Verizon Communications, Inc.	1,429,993	66,651,974

		144,567,343

Electric Utilities—1.6%
American Electric Power Co., Inc.	171,782	9,099,293
Duke Energy Corp.	242,466	17,122,949
Edison International	114,235	6,349,181
Entergy Corp.	62,944	4,437,552
Eversource Energy	111,373	5,057,448
Exelon Corp. (a)	301,968	9,487,835
FirstEnergy Corp.	147,970	4,816,423
NextEra Energy, Inc.	155,718	15,265,035
Pepco Holdings, Inc.	88,641	2,387,989
Pinnacle West Capital Corp.	38,830	2,209,039
PPL Corp.	234,250	6,903,347
Southern Co. (The) (a)	318,453	13,343,181
Xcel Energy, Inc.	177,733	5,719,448

		102,198,720

Electrical Equipment—0.5%
AMETEK, Inc.	84,681	4,638,825
Eaton Corp. plc	163,774	11,053,107
Emerson Electric Co.	234,320	12,988,358
Rockwell Automation, Inc.	47,193	5,882,136

		34,562,426

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	108,314	6,278,963
Corning, Inc.	441,272	8,706,296
FLIR Systems, Inc.	49,130	1,514,187
TE Connectivity, Ltd.	142,558	9,166,479

		25,665,925

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.3%
Baker Hughes, Inc.	152,405	$9,403,389
Cameron International Corp. (b)	67,110	3,514,551
Diamond Offshore Drilling, Inc.	23,564	608,187
Ensco plc - Class A (a)	82,164	1,829,792
FMC Technologies, Inc. (b)	80,962	3,359,113
Halliburton Co.	298,332	12,849,159
Helmerich & Payne, Inc. (a)	37,745	2,658,003
National Oilwell Varco, Inc.	135,993	6,565,742
Noble Corp. plc (a)	84,836	1,305,626
Schlumberger, Ltd.	445,190	38,370,926
Transocean, Ltd. (a)	119,753	1,930,418

		82,394,906

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	154,093	20,811,801
CVS Health Corp.	395,614	41,491,996
Kroger Co. (The)	171,874	12,462,584
Sysco Corp.	208,184	7,515,442
Wal-Mart Stores, Inc.	553,300	39,245,569
Walgreens Boots Alliance, Inc.	305,952	25,834,587
Whole Foods Market, Inc.	125,619	4,954,413

		152,316,392

Food Products—1.6%
Archer-Daniels-Midland Co.	217,514	10,488,525
Campbell Soup Co. (a)	62,312	2,969,167
ConAgra Foods, Inc.	149,732	6,546,283
General Mills, Inc.	209,000	11,645,480
Hershey Co. (The)	51,457	4,570,925
Hormel Foods Corp.	47,256	2,663,821
J.M. Smucker Co. (The)	33,982	3,683,989
Kellogg Co.	87,850	5,508,195
Keurig Green Mountain, Inc. (a)	40,488	3,102,595
Kraft Foods Group, Inc.	207,664	17,680,513
McCormick & Co., Inc. (a)	44,804	3,626,884
Mead Johnson Nutrition Co.	71,013	6,406,793
Mondelez International, Inc. - Class A	570,324	23,463,129
Tyson Foods, Inc. - Class A	102,286	4,360,452

		106,716,751

Gas Utilities—0.0%
AGL Resources, Inc.	42,051	1,957,895

Health Care Equipment & Supplies—2.2%
Abbott Laboratories	521,986	25,619,073
Baxter International, Inc.	190,825	13,344,392
Becton Dickinson & Co.	73,415	10,399,235
Boston Scientific Corp. (b)	470,065	8,320,150
C.R. Bard, Inc.	26,032	4,443,662
DENTSPLY International, Inc.	49,021	2,527,033
Edwards Lifesciences Corp. (b)	37,712	5,371,320
Intuitive Surgical, Inc. (b)	12,924	6,261,678
Medtronic plc	499,655	37,024,435
St. Jude Medical, Inc.	98,216	7,176,643
Stryker Corp.	104,815	10,017,170
Varian Medical Systems, Inc. (b)	34,991	2,950,791

Health Care Equipment & Supplies—(Continued)
Zimmer Biomet Holdings, Inc.	59,746	6,526,056

		139,981,638

Health Care Providers & Services—2.9%
Aetna, Inc.	122,436	15,605,693
AmerisourceBergen Corp.	73,175	7,781,430
Anthem, Inc.	92,751	15,224,149
Cardinal Health, Inc.	115,997	9,703,149
Cigna Corp.	90,238	14,618,556
DaVita HealthCare Partners, Inc. (b)	60,290	4,791,246
Express Scripts Holding Co. (b)	255,703	22,742,225
HCA Holdings, Inc. (b)	101,688	9,225,135
Henry Schein, Inc. (b)	29,319	4,166,816
Humana, Inc.	52,516	10,045,261
Laboratory Corp. of America Holdings (b)	35,202	4,267,186
McKesson Corp.	81,187	18,251,649
Patterson Cos., Inc.	30,041	1,461,495
Quest Diagnostics, Inc.	50,361	3,652,180
Tenet Healthcare Corp. (b)	34,789	2,013,587
UnitedHealth Group, Inc.	333,755	40,718,110
Universal Health Services, Inc. - Class B	31,961	4,541,658

		188,809,525

Health Care Technology—0.1%
Cerner Corp. (b)	107,370	7,414,972

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	158,130	7,810,041
Chipotle Mexican Grill, Inc. (b)	10,886	6,585,921
Darden Restaurants, Inc.	44,105	3,134,983
Marriott International, Inc. - Class A	72,302	5,378,546
McDonald’s Corp.	336,073	31,950,460
Royal Caribbean Cruises, Ltd.	57,828	4,550,485
Starbucks Corp.	526,103	28,207,012
Starwood Hotels & Resorts Worldwide, Inc.	59,916	4,858,589
Wyndham Worldwide Corp.	42,090	3,447,592
Wynn Resorts, Ltd. (a)	28,587	2,820,679
Yum! Brands, Inc.	151,608	13,656,849

		112,401,157

Household Durables—0.4%
DR Horton, Inc.	116,976	3,200,463
Garmin, Ltd. (a)	42,286	1,857,624
Harman International Industries, Inc.	24,947	2,967,196
Leggett & Platt, Inc. (a)	48,315	2,351,974
Lennar Corp. - Class A (a)	62,595	3,194,849
Mohawk Industries, Inc. (b)	21,783	4,158,375
Newell Rubbermaid, Inc.	94,211	3,873,014
PulteGroup, Inc.	115,053	2,318,318
Whirlpool Corp.	27,574	4,771,681

		28,693,494

Household Products—1.7%
Clorox Co. (The)	45,994	4,784,296
Colgate-Palmolive Co.	298,129	19,500,618
Kimberly-Clark Corp.	127,660	13,528,130

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Procter & Gamble Co. (The)	951,227	$74,424,000

		112,237,044

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	239,276	3,172,800
NRG Energy, Inc.	116,929	2,675,335

		5,848,135

Industrial Conglomerates—2.4%
3M Co.	222,412	34,318,172
Danaher Corp.	215,915	18,480,165
General Electric Co.	3,532,808	93,866,708
Roper Technologies, Inc.	35,245	6,078,353

		152,743,398

Insurance—2.7%
ACE, Ltd.	114,509	11,643,275
Aflac, Inc.	152,128	9,462,362
Allstate Corp. (The)	143,407	9,302,812
American International Group, Inc.	467,513	28,901,654
Aon plc	98,781	9,846,490
Assurant, Inc.	23,812	1,595,404
Chubb Corp. (The)	80,556	7,664,098
Cincinnati Financial Corp.	51,864	2,602,536
Genworth Financial, Inc. - Class A (b)	174,393	1,320,155
Hartford Financial Services Group, Inc. (The)	147,234	6,120,517
Lincoln National Corp.	88,714	5,253,643
Loews Corp.	104,169	4,011,548
Marsh & McLennan Cos., Inc.	188,776	10,703,599
MetLife, Inc. (c)	391,227	21,904,800
Principal Financial Group, Inc.	96,088	4,928,353
Progressive Corp. (The)	187,194	5,209,609
Prudential Financial, Inc.	158,830	13,900,802
Torchmark Corp. (a)	44,216	2,574,256
Travelers Cos., Inc. (The)	111,742	10,800,982
Unum Group	87,483	3,127,517
XL Group plc	107,512	3,999,446

		174,873,858

Internet & Catalog Retail—1.5%
Amazon.com, Inc. (b)	133,887	58,119,008
Expedia, Inc.	34,959	3,822,767
Netflix, Inc. (b)	21,256	13,963,916
Priceline Group, Inc. (The) (b)	18,175	20,926,150
TripAdvisor, Inc. (b)	39,247	3,419,983

		100,251,824

Internet Software & Services—3.3%
Akamai Technologies, Inc. (b)	62,606	4,371,151
eBay, Inc. (b)	387,604	23,349,265
Facebook, Inc. - Class A (b)	738,465	63,334,451
Google, Inc. - Class A (b)	100,348	54,191,934
Google, Inc. - Class C (b) (d)	100,635	52,381,524
VeriSign, Inc. (a) (b)	36,741	2,267,654

Internet Software & Services—(Continued)
Yahoo!, Inc. (b)	306,003	12,022,858

		211,918,837

IT Services—3.3%
Accenture plc - Class A	219,577	21,250,662
Alliance Data Systems Corp. (b)	21,756	6,351,447
Automatic Data Processing, Inc.	164,624	13,207,783
Cognizant Technology Solutions Corp. - Class A (b)	214,059	13,076,864
Computer Sciences Corp.	48,273	3,168,640
Fidelity National Information Services, Inc.	99,388	6,142,178
Fiserv, Inc. (b)	83,023	6,876,795
International Business Machines Corp.	321,098	52,229,801
MasterCard, Inc. - Class A	339,820	31,766,373
Paychex, Inc.	114,619	5,373,339
Teradata Corp. (a) (b)	49,787	1,842,119
Total System Services, Inc.	57,514	2,402,360
Visa, Inc. - Class A (a)	677,765	45,511,920
Western Union Co. (The) (a)	181,028	3,680,299
Xerox Corp.	363,840	3,871,258

		216,751,838

Leisure Products—0.1%
Hasbro, Inc. (a)	39,280	2,937,751
Mattel, Inc. (a)	118,627	3,047,528

		5,985,279

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	116,823	4,507,032
PerkinElmer, Inc.	39,688	2,089,176
Thermo Fisher Scientific, Inc.	139,566	18,110,084
Waters Corp. (b)	28,994	3,722,250

		28,428,542

Machinery—1.5%
Caterpillar, Inc.	211,649	17,952,068
Cummins, Inc.	58,792	7,712,922
Deere & Co. (a)	117,061	11,360,770
Dover Corp. (a)	56,233	3,946,432
Flowserve Corp.	47,225	2,486,869
Illinois Tool Works, Inc.	118,606	10,886,845
Ingersoll-Rand plc	92,815	6,257,587
Joy Global, Inc. (a)	34,169	1,236,918
PACCAR, Inc. (a)	124,398	7,937,836
Pall Corp.	37,457	4,661,524
Parker-Hannifin Corp.	48,623	5,656,314
Pentair plc	62,985	4,330,219
Snap-on, Inc.	20,449	3,256,503
Stanley Black & Decker, Inc.	53,899	5,672,331
Xylem, Inc.	63,592	2,357,355

		95,712,493

Media—3.6%
Cablevision Systems Corp. - Class A (a)	77,300	1,850,562

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
CBS Corp. - Class B	158,750	$8,810,625
Comcast Corp. - Class A	881,295	53,001,081
DIRECTV (b)	176,291	16,358,042
Discovery Communications, Inc. - Class A (a) (b)	52,295	1,739,332
Discovery Communications, Inc. - Class C (b)	91,544	2,845,187
Interpublic Group of Cos., Inc. (The)	144,783	2,789,968
News Corp. - Class A (b)	175,566	2,561,508
Omnicom Group, Inc.	85,660	5,952,513
Scripps Networks Interactive, Inc. - Class A (a)	33,324	2,178,390
TEGNA, Inc.	79,539	2,550,823
Time Warner Cable, Inc.	99,115	17,659,320
Time Warner, Inc.	289,121	25,272,067
Twenty-First Century Fox, Inc. - Class A	620,390	20,190,592
Viacom, Inc. - Class B	125,265	8,097,130
Walt Disney Co. (The)	547,323	62,471,447

		234,328,587

Metals & Mining—0.3%
Alcoa, Inc.	428,589	4,778,767
Allegheny Technologies, Inc.	38,292	1,156,418
Freeport-McMoRan, Inc.	364,659	6,789,951
Newmont Mining Corp.	185,423	4,331,481
Nucor Corp.	111,894	4,931,169

		21,987,786

Multi-Utilities—1.1%
Ameren Corp.	85,072	3,205,513
CenterPoint Energy, Inc.	150,838	2,870,447
CMS Energy Corp.	96,768	3,081,093
Consolidated Edison, Inc.	102,688	5,943,582
Dominion Resources, Inc.	208,083	13,914,510
DTE Energy Co.	62,876	4,693,065
NiSource, Inc.	111,278	5,073,164
PG&E Corp.	168,344	8,265,690
Public Service Enterprise Group, Inc.	177,364	6,966,858
SCANA Corp. (a)	50,109	2,538,021
Sempra Energy	81,601	8,073,603
TECO Energy, Inc.	82,438	1,455,855
WEC Energy Group, Inc.	110,521	4,970,114

		71,051,515

Multiline Retail—0.8%
Dollar General Corp.	104,172	8,098,331
Dollar Tree, Inc. (b)	72,294	5,710,503
Family Dollar Stores, Inc.	33,707	2,656,449
Kohl’s Corp. (a)	69,379	4,343,819
Macy’s, Inc.	117,951	7,958,154
Nordstrom, Inc.	49,435	3,682,908
Target Corp.	223,867	18,274,263

		50,724,427

Oil, Gas & Consumable Fuels—6.5%
Anadarko Petroleum Corp.	178,092	13,901,861
Apache Corp.	132,216	7,619,608

Oil, Gas & Consumable Fuels—(Continued)
Cabot Oil & Gas Corp.	145,017	4,573,836
Chesapeake Energy Corp. (a)	181,469	2,027,009
Chevron Corp.	659,331	63,605,662
Cimarex Energy Co.	32,843	3,622,911
ConocoPhillips	432,294	26,547,175
CONSOL Energy, Inc. (a)	80,229	1,744,178
Devon Energy Corp.	135,491	8,060,360
EOG Resources, Inc.	192,466	16,850,398
EQT Corp.	53,415	4,344,776
Exxon Mobil Corp.	1,465,974	121,969,037
Hess Corp. (a)	85,647	5,728,071
Kinder Morgan, Inc.	608,156	23,347,109
Marathon Oil Corp.	236,651	6,280,718
Marathon Petroleum Corp.	190,482	9,964,113
Murphy Oil Corp. (a)	58,655	2,438,288
Newfield Exploration Co. (b)	57,081	2,061,766
Noble Energy, Inc.	135,691	5,791,292
Occidental Petroleum Corp.	269,317	20,944,783
ONEOK, Inc.	73,195	2,889,739
Phillips 66	190,150	15,318,484
Pioneer Natural Resources Co.	52,347	7,260,005
Range Resources Corp. (a)	58,383	2,882,953
Southwestern Energy Co. (a) (b)	135,685	3,084,120
Spectra Energy Corp.	235,379	7,673,355
Tesoro Corp.	44,153	3,726,955
Valero Energy Corp.	178,332	11,163,583
Williams Cos., Inc. (The)	236,356	13,564,471

		418,986,616

Paper & Forest Products—0.1%
International Paper Co.	148,264	7,055,884

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	78,277	6,783,485

Pharmaceuticals—6.4%
AbbVie, Inc.	602,910	40,509,523
Allergan plc (b)	137,599	41,755,792
Bristol-Myers Squibb Co.	584,472	38,890,767
Eli Lilly & Co.	342,404	28,587,310
Endo International plc (b)	71,095	5,662,717
Hospira, Inc. (b)	60,580	5,374,052
Johnson & Johnson	972,281	94,758,506
Mallinckrodt plc (b)	41,014	4,828,168
Merck & Co., Inc.	990,575	56,393,435
Mylan NV (b)	144,324	9,793,827
Perrigo Co. plc	51,283	9,478,637
Pfizer, Inc.	2,158,993	72,391,035
Zoetis, Inc.	175,296	8,452,773

		416,876,542

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	12,635	1,541,470
Equifax, Inc.	41,726	4,051,177
Nielsen NV	129,414	5,793,865

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Robert Half International, Inc.	47,360	$2,628,480

		14,014,992

Real Estate Investment Trusts—2.4%
American Tower Corp.	148,343	13,838,918
Apartment Investment & Management Co. - Class A	54,793	2,023,505
AvalonBay Communities, Inc.	46,348	7,409,655
Boston Properties, Inc.	53,788	6,510,500
Crown Castle International Corp.	118,328	9,501,738
Equinix, Inc.	19,959	5,069,586
Equity Residential	127,621	8,955,166
Essex Property Trust, Inc.	22,914	4,869,225
General Growth Properties, Inc.	220,614	5,660,955
HCP, Inc.	161,872	5,903,472
Health Care REIT, Inc.	123,078	8,077,609
Host Hotels & Resorts, Inc.	265,654	5,267,919
Iron Mountain, Inc.	65,703	2,036,793
Kimco Realty Corp.	144,718	3,261,944
Macerich Co. (The)	49,386	3,684,196
Plum Creek Timber Co., Inc.	61,577	2,498,179
Prologis, Inc.	183,740	6,816,754
Public Storage	50,922	9,388,489
Realty Income Corp. (a)	81,532	3,619,205
Simon Property Group, Inc.	109,137	18,882,884
SL Green Realty Corp.	34,916	3,836,919
Ventas, Inc. (a)	116,013	7,203,247
Vornado Realty Trust	61,391	5,827,848
Weyerhaeuser Co.	181,531	5,718,226

		155,862,932

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	98,068	3,628,516

Road & Rail—0.9%
CSX Corp.	346,404	11,310,090
J.B. Hunt Transport Services, Inc.	32,284	2,650,193
Kansas City Southern	38,759	3,534,821
Norfolk Southern Corp.	106,886	9,337,561
Ryder System, Inc.	18,691	1,633,033
Union Pacific Corp.	306,999	29,278,495

		57,744,193

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	105,567	5,405,030
Analog Devices, Inc.	109,934	7,056,114
Applied Materials, Inc.	431,821	8,299,600
Avago Technologies, Ltd.	89,964	11,958,914
Broadcom Corp. - Class A	190,680	9,818,113
First Solar, Inc. (b)	26,512	1,245,534
Intel Corp.	1,663,334	50,590,304
KLA-Tencor Corp.	56,071	3,151,751
Lam Research Corp.	55,512	4,515,901
Linear Technology Corp.	83,961	3,713,595
Microchip Technology, Inc. (a)	70,938	3,364,235
Micron Technology, Inc. (a) (b)	377,725	7,116,339

Semiconductors & Semiconductor Equipment—(Continued)
NVIDIA Corp.	179,201	3,603,732
Qorvo, Inc. (b)	52,394	4,205,666
Skyworks Solutions, Inc.	67,003	6,975,012
Texas Instruments, Inc.	364,770	18,789,303
Xilinx, Inc.	90,668	4,003,899

		153,813,042

Software—3.7%
Adobe Systems, Inc. (b)	166,633	13,498,939
Autodesk, Inc. (b)	79,819	3,996,937
CA, Inc.	110,994	3,251,014
Citrix Systems, Inc. (b)	56,200	3,942,992
Electronic Arts, Inc. (b)	109,020	7,249,830
Intuit, Inc.	96,655	9,739,924
Microsoft Corp.	2,836,355	125,225,073
Oracle Corp.	1,117,758	45,045,647
Red Hat, Inc. (b)	64,275	4,880,401
Salesforce.com, Inc. (b)	213,761	14,884,179
Symantec Corp.	238,675	5,549,194

		237,264,130

Specialty Retail—2.3%
AutoNation, Inc. (b)	26,386	1,661,790
AutoZone, Inc. (b)	11,123	7,417,929
Bed Bath & Beyond, Inc. (a) (b)	60,064	4,143,215
Best Buy Co., Inc. (a)	102,661	3,347,775
CarMax, Inc. (b)	73,359	4,857,099
GameStop Corp. - Class A (a)	37,418	1,607,477
Gap, Inc. (The) (a)	92,189	3,518,854
Home Depot, Inc. (The)	455,445	50,613,603
L Brands, Inc.	85,989	7,371,837
Lowe’s Cos., Inc.	327,017	21,900,329
O’Reilly Automotive, Inc. (b)	35,409	8,001,726
Ross Stores, Inc.	145,082	7,052,436
Staples, Inc.	224,625	3,439,009
Tiffany & Co.	39,398	3,616,736
TJX Cos., Inc. (The)	238,555	15,785,184
Tractor Supply Co.	47,834	4,302,190
Urban Outfitters, Inc. (a) (b)	34,143	1,195,005

		149,832,194

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	2,019,925	253,349,093
EMC Corp.	680,922	17,969,531
Hewlett-Packard Co.	633,362	19,007,194
NetApp, Inc.	109,319	3,450,108
SanDisk Corp.	72,900	4,244,238
Seagate Technology plc (a)	111,280	5,285,800
Western Digital Corp.	76,104	5,968,076

		309,274,040

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	96,871	3,352,705
Fossil Group, Inc. (a) (b)	15,060	1,044,562
Hanesbrands, Inc.	140,831	4,692,489

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Michael Kors Holdings, Ltd. (b)	69,667	$2,932,284
NIKE, Inc. - Class B	244,169	26,375,135
PVH Corp.	28,993	3,339,994
Ralph Lauren Corp.	21,189	2,804,576
Under Armour, Inc. - Class A (a) (b)	58,946	4,918,454
VF Corp.	119,203	8,313,217

		57,773,416

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	168,953	1,669,256

Tobacco—1.4%
Altria Group, Inc.	689,511	33,723,983
Philip Morris International, Inc.	543,159	43,545,057
Reynolds American, Inc.	145,742	10,881,098

		88,150,138

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	95,316	4,020,429
United Rentals, Inc. (b)	34,000	2,979,080
WW Grainger, Inc. (a)	20,883	4,941,962

		11,941,471

Total Common Stocks (Cost $3,667,880,689)		6,391,831,073

Mutual Fund—0.9%

Investment Company Security—0.9%
SPDR S&P 500 ETF Trust (a) (Cost $58,290,808)	273,600	56,320,560

Short-Term Investments—3.6%

Discount Notes—0.4%
Federal Home Loan Bank 0.080%, 09/02/15 (e)	1,325,000	1,324,814
0.085%, 08/14/15 (e)	2,375,000	2,374,751
0.119%, 08/11/15 (e)	225,000	224,969
0.127%, 10/09/15 (e)	950,000	949,666
0.127%, 09/22/15 (e)	4,950,000	4,948,553
0.136%, 11/12/15 (e)	2,775,000	2,773,606
0.148%, 11/20/15 (e)	2,750,000	2,748,409

Discount Notes—(Continued)
Federal Home Loan Bank 0.152%, 11/25/15 (e)	11,275,000	11,268,053

		26,612,821

Mutual Fund—3.2%
State Street Navigator Securities Lending MET Portfolio (f)	207,501,489	207,501,489

U.S. Treasury—0.0%
U.S. Treasury Bill 0.020%, 07/16/15 (e)	1,500,000	1,499,987

Total Short-Term Investments (Cost $235,614,297)		235,614,297

Total Investments—103.1% (Cost $3,961,785,794) (g)		6,683,765,930
Other assets and liabilities (net)—(3.1)%		(199,262,791)

Net Assets—100.0%		$6,484,503,139

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $270,329,091 and the collateral received consisted of cash in the amount of $207,501,489 and non-cash collateral with a value of $68,058,933. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Affiliated Issuer. (See Note 7 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2015, the market value of securities pledged was $10,438,828.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(g)	As of June 30, 2015, the aggregate cost of investments was $3,961,785,794. The aggregate unrealized appreciation and depreciation of investments were $2,798,954,576 and $(76,974,440), respectively, resulting in net unrealized appreciation of $2,721,980,136.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 Index Futures	09/17/15	68	USD	35,198,688	$(273,888)

(USD)—	United States Dollar

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,391,831,073	$—	$—	$6,391,831,073
Total Mutual Fund*	56,320,560	—	—	56,320,560
Short-Term Investments
Discount Notes	—	26,612,821	—	26,612,821
Mutual Fund	207,501,489	—	—	207,501,489
U.S. Treasury	—	1,499,987	—	1,499,987
Total Short-Term Investments	207,501,489	28,112,808	—	235,614,297
Total Investments	$6,655,653,122	$28,112,808	$—	$6,683,765,930

Collateral for securities loaned (Liability)	$—	$(207,501,489)	$—	$(207,501,489)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(273,888)	$—	$—	$(273,888)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

MetLife Stock Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$6,661,861,130
Affiliated investments at value (c)	21,904,800
Cash	608,101
Receivable for:
Investments sold	11,823,573
Fund shares sold	518,044
Dividends	7,753,998
Variation margin on futures contracts	66,300

Total Assets	6,704,535,946
Liabilities
Collateral for securities loaned	207,501,489
Payables for:
Investments purchased	5,404,249
Fund shares redeemed	4,682,804
Accrued expenses:
Management fees	1,292,649
Distribution and service fees	445,944
Deferred trustees’ fees	91,638
Other expenses	614,034

Total Liabilities	220,032,807

Net Assets	$6,484,503,139

Net assets consist of:
Paid in surplus	$3,681,880,619
Undistributed net investment income	57,454,568
Accumulated net realized gain	23,461,704
Unrealized appreciation on investments, affiliated investments and futures contracts	2,721,706,248

Net Assets	$6,484,503,139

Net Assets
Class A	$4,232,632,576
Class B	1,985,414,988
Class D	108,481,492
Class E	153,209,787
Class G	4,764,296
Capital Shares Outstanding*
Class A	96,161,367
Class B	46,630,446
Class D	2,469,846
Class E	3,501,073
Class G	112,082
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$44.02
Class B	42.58
Class D	43.92
Class E	43.76
Class G	42.51

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,945,623,025.
(b)	Includes securities loaned at value of $270,329,091.
(c)	Identified cost of affiliated investments was $16,162,769.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$68,377,759
Dividends from affiliated investments	291,645
Interest	19,563
Securities lending income	341,754

Total investment income	69,030,721
Expenses
Management fees	8,237,365
Administration fees	76,328
Custodian and accounting fees	238,605
Distribution and service fees—Class B	2,529,825
Distribution and service fees—Class D	63,061
Distribution and service fees—Class E	118,322
Distribution and service fees—Class G	2,832
Audit and tax services	20,059
Legal	14,699
Trustees’ fees and expenses	19,433
Shareholder reporting	267,334
Insurance	19,856
Miscellaneous	101,076

Total expenses	11,708,795
Less management fee waiver	(407,461)

Net expenses	11,301,334

Net Investment Income	57,729,387

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	156,395,978
Affiliated investments	335,487
Futures contracts	600,203

Net realized gain	157,331,668

Net change in unrealized appreciation (depreciation) on:
Investments	(141,959,963)
Affiliated investments	372,276
Futures contracts	(306,004)

Net change in unrealized depreciation	(141,893,691)

Net realized and unrealized gain	15,437,977

Net Increase in Net Assets From Operations	$73,167,364

(a)	Net of foreign withholding taxes of $9,758.

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

MetLife Stock Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$57,729,387	$110,883,637
Net realized gain	157,331,668	272,365,720
Net change in unrealized appreciation (depreciation)	(141,893,691)	422,831,280

Increase in net assets from operations	73,167,364	806,080,637

From Distributions to Shareholders
Net investment income
Class A	(73,614,161)	(69,375,129)
Class B	(30,456,704)	(29,217,098)
Class D	(1,804,092)	(3,170,591)
Class E	(2,445,450)	(2,526,320)
Class G	(50,027)	0
Net realized capital gains
Class A	(177,074,360)	(101,806,592)
Class B	(85,896,734)	(49,440,809)
Class D	(4,613,354)	(5,057,069)
Class E	(6,448,300)	(4,053,340)
Class G	(146,175)	0

Total distributions	(382,549,357)	(264,646,948)

Increase (decrease) in net assets from capital share transactions	167,562,206	(305,494,341)

Total increase (decrease) in net assets	(141,819,787)	235,939,348

Net Assets
Beginning of period	6,626,322,926	6,390,383,578

End of period	$6,484,503,139	$6,626,322,926

Undistributed net investment income
End of period	$57,454,568	$108,095,615

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	2,197,919	$102,536,253	5,308,051	$228,297,870
Reinvestments	5,596,975	250,688,521	4,190,495	171,181,721
Redemptions	(4,583,724)	(214,044,928)	(11,906,916)	(515,809,329)

Net increase (decrease)	3,211,170	$139,179,846	(2,408,370)	$(116,329,738)

Class B
Sales	1,558,633	$69,984,351	3,448,851	$145,918,461
Reinvestments	2,685,287	116,353,438	1,985,809	78,657,907
Redemptions	(2,899,341)	(131,271,595)	(6,867,237)	(289,650,272)

Net increase (decrease)	1,344,579	$55,066,194	(1,432,577)	$(65,073,904)

Class D
Sales	120,426	$5,638,828	226,305	$9,802,277
Reinvestments	143,599	6,417,446	201,757	8,227,660
Redemptions	(908,205)	(42,366,993)	(2,907,345)	(125,579,634)

Net decrease	(644,180)	$(30,310,719)	(2,479,283)	$(107,549,697)

Class E
Sales	46,316	$2,150,696	52,050	$2,246,833
Reinvestments	199,725	8,893,750	161,901	6,579,660
Redemptions	(259,457)	(12,046,837)	(596,794)	(25,737,213)

Net decrease	(13,416)	$(1,002,391)	(382,843)	$(16,910,720)

Class G (a)
Sales	100,290	$4,479,852	8,286	$369,776
Reinvestments	4,535	196,202	0	0
Redemptions	(1,028)	(46,778)	(1)	(58)

Net increase	103,797	$4,629,276	8,285	$369,718

Increase (decrease) derived from capital shares transactions		$167,562,206		$(305,494,341)

(a)	Commencement of operations was November 12, 2014.

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

MetLife Stock Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.21		$42.58	$33.42	$29.60	$29.71	$26.31

Income (Loss) from Investment Operations
Net investment income (a)	0.43		0.79	0.71	0.67	0.55	0.49
Net realized and unrealized gain on investments	0.14		4.66	9.72	3.95	0.02	3.38

Total from investment operations	0.57		5.45	10.43	4.62	0.57	3.87

Less Distributions
Distributions from net investment income	(0.81)		(0.74)	(0.70)	(0.57)	(0.50)	(0.47)
Distributions from net realized capital gains	(1.95)		(1.08)	(0.57)	(0.23)	(0.18)	0.00

Total distributions	(2.76)		(1.82)	(1.27)	(0.80)	(0.68)	(0.47)

Net Asset Value, End of Period	$44.02		$46.21	$42.58	$33.42	$29.60	$29.71

Total Return (%) (b)	1.12	(c)	13.36	32.02	15.76	1.84	14.82

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27	(d)	0.27	0.27	0.28	0.27	0.27
Net ratio of expenses to average net assets (%) (e)	0.26	(d)	0.26	0.26	0.27	0.26	0.27
Ratio of net investment income to average net assets (%)	1.83	(d)	1.81	1.87	2.08	1.85	1.82
Portfolio turnover rate (%)	5	(c)	12	12	12	11	12
Net assets, end of period (in millions)	$4,232.6		$4,295.4	$4,059.9	$3,303.3	$2,925.8	$3,158.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$44.73		$41.27	$32.43	$28.76	$28.89	$25.61

Income (Loss) from Investment Operations
Net investment income (a)	0.36		0.66	0.60	0.57	0.47	0.41
Net realized and unrealized gain on investments	0.13		4.52	9.43	3.83	0.02	3.29

Total from investment operations	0.49		5.18	10.03	4.40	0.49	3.70

Less Distributions
Distributions from net investment income	(0.69)		(0.64)	(0.62)	(0.50)	(0.44)	(0.42)
Distributions from net realized capital gains	(1.95)		(1.08)	(0.57)	(0.23)	(0.18)	0.00

Total distributions	(2.64)		(1.72)	(1.19)	(0.73)	(0.62)	(0.42)

Net Asset Value, End of Period	$42.58		$44.73	$41.27	$32.43	$28.76	$28.89

Total Return (%) (b)	0.98	(c)	13.10	31.70	15.43	1.64	14.49

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	(d)	0.52	0.52	0.53	0.52	0.52
Net ratio of expenses to average net assets (%) (e)	0.51	(d)	0.51	0.51	0.52	0.51	0.52
Ratio of net investment income to average net assets (%)	1.58	(d)	1.56	1.62	1.83	1.61	1.57
Portfolio turnover rate (%)	5	(c)	12	12	12	11	12
Net assets, end of period (in millions)	$1,985.4		$2,025.6	$1,928.0	$1,615.0	$1,454.7	$1,402.7

Please see page 16 for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

MetLife Stock Index Portfolio

Financial Highlights

Selected per share data
	Class D
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.10		$42.46	$33.32	$29.52	$29.63	$26.25

Income (Loss) from Investment Operations
Net investment income (a)	0.40		0.73	0.66	0.63	0.52	0.46
Net realized and unrealized gain on investments	0.13		4.67	9.71	3.94	0.02	3.37

Total from investment operations	0.53		5.40	10.37	4.57	0.54	3.83

Less Distributions
Distributions from net investment income	(0.76)		(0.68)	(0.66)	(0.54)	(0.47)	(0.45)
Distributions from net realized capital gains	(1.95)		(1.08)	(0.57)	(0.23)	(0.18)	0.00

Total distributions	(2.71)		(1.76)	(1.23)	(0.77)	(0.65)	(0.45)

Net Asset Value, End of Period	$43.92		$46.10	$42.46	$33.32	$29.52	$29.63

Total Return (%) (b)	1.04	(c)	13.26	31.91	15.62	1.76	14.68

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.37	(d)	0.37	0.37	0.38	0.37	0.37
Net ratio of expenses to average net assets (%) (e)	0.36	(d)	0.36	0.36	0.37	0.36	0.37
Ratio of net investment income to average net assets (%)	1.72	(d)	1.70	1.77	1.97	1.75	1.71
Portfolio turnover rate (%)	5	(c)	12	12	12	11	12
Net assets, end of period (in millions)	$108.5		$143.5	$237.5	$297.3	$308.6	$360.5

	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$45.92		$42.32	$33.22	$29.44	$29.55	$26.19

Income (Loss) from Investment Operations
Net investment income (a)	0.39		0.72	0.65	0.62	0.50	0.44
Net realized and unrealized gain on investments	0.14		4.64	9.67	3.92	0.03	3.36

Total from investment operations	0.53		5.36	10.32	4.54	0.53	3.80

Less Distributions
Distributions from net investment income	(0.74)		(0.68)	(0.65)	(0.53)	(0.46)	(0.44)
Distributions from net realized capital gains	(1.95)		(1.08)	(0.57)	(0.23)	(0.18)	0.00

Total distributions	(2.69)		(1.76)	(1.22)	(0.76)	(0.64)	(0.44)

Net Asset Value, End of Period	$43.76		$45.92	$42.32	$33.22	$29.44	$29.55

Total Return (%) (b)	1.04	(c)	13.20	31.83	15.54	1.71	14.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42	(d)	0.42	0.42	0.43	0.42	0.42
Net ratio of expenses to average net assets (%) (e)	0.41	(d)	0.41	0.41	0.42	0.41	0.42
Ratio of net investment income to average net assets (%)	1.68	(d)	1.66	1.72	1.92	1.69	1.67
Portfolio turnover rate (%)	5	(c)	12	12	12	11	12
Net assets, end of period (in millions)	$153.2		$161.4	$164.9	$147.9	$147.0	$180.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

MetLife Stock Index Portfolio

Financial Highlights

Selected per share data
	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(f)
Net Asset Value, Beginning of Period	$44.64		$44.10

Income (Loss) from Investment Operations
Net investment income (a)	0.36		0.09
Net realized and unrealized gain on investments	0.13		0.45

Total from investment operations	0.49		0.54

Less Distributions
Distributions from net investment income	(0.67)		0.00
Distributions from net realized capital gains	(1.95)		0.00

Total distributions	(2.62)		0.00

Net Asset Value, End of Period	$42.51		$44.64

Total Return (%) (b)	0.98	(c)	1.22	(c)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	(d)	0.58	(d)
Net ratio of expenses to average net assets (%) (e)	0.56	(d)	0.57	(d)
Ratio of net investment income to average net assets (%)	1.59	(d)	1.54	(d)
Portfolio turnover rate (%)	5	(c)	12
Net assets, end of period (in millions)	$4.8		$0.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Commencement of operations was November 12, 2014.

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Stock Index Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers five classes of shares: Class A, B, D, E and G shares. Class G commenced operations on November 12, 2014. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-17

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to return of capital adjustments and real estate investment trust (REIT) adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-18

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

MSF-19

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts*	$273,888

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$600,203

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(306,004)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$17,000

‡	Averages are based on activity levels during the period.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over-the-counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

MSF-20

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$308,316,071	$0	$433,804,465

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.250% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2015 were $8,237,365.

MetLife Advisers has entered into an investment subadvisory agreement with MetLife Investment Advisors, LLC (“MIA”) with respect to managing the Portfolio. For providing subadvisory services to the Portfolio, MetLife Advisers has agreed to pay MIA an investment subadvisory fee for each class of the Portfolio as follows:

% per annum	Average Daily Net assets
0.020%	On the first $500 million
0.015%	Of the next $500 million
0.010%	Of the next $1 billion
0.005%	On amounts over $2 billion

Fees earned by MIA with respect to the Portfolio for the six months ended June 30, 2015 were $251,528.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.005%	Over $500 million and under $1 billion
0.010%	Of the next $1 billion
0.015%	On amounts over $2 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, D, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, D, E, and G Shares. Under the Distribution and Service Plan, the Class B, D, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, D, E, and G Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.10% per year for Class D Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee.

MSF-21

Metropolitan Series Fund

MetLife Stock Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2015, is as follows:

Security Description	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015	Realized Gain on shares sold	Income earned during the period
MetLife, Inc.	408,003	651	(17,427)	391,227	$335,487	$291,645

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$122,649,589	$105,466,407	$141,997,359	$89,196,043	$264,646,948	$194,662,450

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$113,709,985	$268,460,086	$2,729,921,639	$—	$3,112,091,710

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

10. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-22

Metropolitan Series Fund

MFS Total Return Portfolio

Managed By Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and F shares of the MFS Total Return Portfolio returned 1.10%, 0.98%, 1.02%, and 1.00%, respectively. The Portfolio’s benchmarks, the Standard & Poor’s (“S&P”) 500 Index and the Barclays U.S. Aggregate Bond Index, returned 1.23% and -0.10%, respectively. A blend of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) returned 0.79%.

MARKET ENVIRONMENT/CONDITIONS

Early in the period, the European Central Bank cut policy interest rates deeper into negative territory and announced non-conventional easing measures, a notable highlight amid a mini-wave of global easing due to declining inflation and inflation expectations.

A dominant trend for most of the period was the ongoing rise in U.S. equities alongside a decline in U.S. and global bond yields. A rising U.S. dollar and a sharp decline in commodity prices, particularly crude oil prices, negatively impacted credit markets, notably U.S. high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility. Toward the end of the period, global bond yields rose abruptly, shrugging off concerns over a Greek debt default. The rise tempered the equity advance, as odds of a 2015 U.S. Federal Reserve rate hike increased. At the end of the period, the stronger U.S. dollar slowed revenues in many U.S.-based multinational companies.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio outperformed its benchmark for the period. Within the equity portion of the Portfolio, strong stock selection in the Consumer Staples sector contributed to performance relative to the S&P 500 Index. In particular, not owning shares of retail giant Wal-Mart and holdings of Japanese tobacco company Japan Tobacco aided relative returns.

Security selection in the Financials sector further supported relative results. The Portfolio’s overweight position in global financial services firm JPMorgan Chase and not holding poor-performing insurance and investment firm Berkshire Hathaway boosted relative performance.

Elsewhere, overweight positions in polypropylene manufacturer Lyondellbasell Industries (Netherlands), pharmaceutical company Eli Lily and broadband communications and networking services provider Broadcom added relative value. Holdings of strong-performing pharmaceutical company Valeant Pharmaceuticals (Canada) and an underweight position in computer components company Intel further supported relative results. Additionally, not owning wireless communications software company QUALCOMM also helped relative returns.

Within the fixed income portion of the Portfolio, performance was boosted through security selection within Agency Mortgage-Backed Securities (“MBS”), our ownership of higher yield securities and our overweight to Commercial MBS. Additionally, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. prepay contributed to performance as well as selection within MBS. The selection strategy favored higher coupons and select pools with better prepay characteristics.

Within the equity portion of the Portfolio, a combination of weak stock selection and an underweight position in the Health Care sector held back performance relative to the S&P 500 Index. Not holding strong-performing biotech firm Gilead Sciences and health insurance and Medicare/Medicaid provider UnitedHealth Group detracted from relative performance.

Elsewhere, the Portfolio’s underweight position in computer and personal electronics maker Apple and not owning internet retailer Amazon.com, internet TV show and movie subscription services provider Netflix.com and coffee shop operator Starbucks weighed on relative returns. Overweight positions in insurance company Travelers Companies, communications company Frontier Communications and offshore drilling contractor Ensco and holdings of Brazilian iron ore and pellets producer Vale also dampened relative performance.

Within the fixed income portion of the Portfolio, our greater exposure to BBB-rated securities weighed on relative returns.

MSF-1

Metropolitan Series Fund

MFS Total Return Portfolio

Managed By Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

Over the trailing six months ending June 30, 2015, the equity portion of the Portfolio increased its weighting in Consumer Discretionary and Health Care while reducing its exposure to Consumer Staples and Energy. The Portfolio’s weighting within fixed income has largely remained the same.

Brooks Taylor

Steven Gorham

Richard Hawkins

Nevin Chitkara

William Douglas

Joshua Marston

Jonathan Sage

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MFS Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX & THE BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
MFS Total Return Portfolio
Class A	1.10	4.16	11.04	6.16	—
Class B	0.98	3.90	10.76	5.89	—
Class E	1.02	4.00	10.87	6.00	—
Class F	1.00	3.95	10.81	—	5.85
Barclays U.S. Aggregate Bond Index	-0.10	1.86	3.35	4.44	—
S&P 500 Index	1.23	7.42	17.34	7.89	—

1 The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2 Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

3 Inception dates of the Class A, Class B, Class E and Class F shares are 5/1/87, 5/1/02, 4/26/04 and 5/2/06, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Equity Sectors

% of Net Assets
Financials	13.5
Health Care	8.1
Consumer Discretionary	7.7
Industrials	7.2
Consumer Staples	6.8

Top Fixed Income Sectors

% of Net Assets
U.S. Treasury & Government Agencies	24.1
Corporate Bonds & Notes	11.6
Mortgage-Backed Securities	1.8
Asset-Backed Securities	0.8
Municipals	0.6

Top Equity Holdings

% of Net Assets
JPMorgan Chase & Co.	2.5
Wells Fargo & Co.	1.7
Philip Morris International, Inc.	1.4
Johnson & Johnson	1.3
CVS Health Corp.	1.2

Top Fixed Income Issuers

% of Net Assets
U.S. Treasury Notes	9.3
Fannie Mae 30 Yr. Pool	5.4
U.S. Treasury Bonds	2.7
Freddie Mac 30 Yr. Gold Pool	2.3
Ginnie Mae II 30 Yr. Pool	1.1

MSF-3

Metropolitan Series Fund

MFS Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A	Actual	0.60%	$1,000.00	$1,011.00	$2.99
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class B	Actual	0.85%	$1,000.00	$1,009.80	$4.24
	Hypothetical*	0.85%	$1,000.00	$1,020.58	$4.26

Class E	Actual	0.75%	$1,000.00	$1,010.20	$3.74
	Hypothetical*	0.75%	$1,000.00	$1,021.08	$3.76

Class F	Actual	0.80%	$1,000.00	$1,010.00	$3.99
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

MSF-4

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—58.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
General Dynamics Corp.	12,454	$1,764,607
Honeywell International, Inc.	73,352	7,479,703
Lockheed Martin Corp.	28,331	5,266,733
Northrop Grumman Corp.	30,186	4,788,405
United Technologies Corp.	64,448	7,149,217

		26,448,665

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	38,359	3,717,371

Airlines—0.1%
Copa Holdings S.A. - Class A (a)	5,861	484,060

Auto Components—1.1%
Delphi Automotive plc	39,105	3,327,445
Johnson Controls, Inc.	80,629	3,993,554
Magna International, Inc.	50,307	2,823,475

		10,144,474

Automobiles—0.4%
General Motors Co.	24,406	813,452
Hyundai Motor Co.	9,486	1,154,708
Kia Motors Corp.	46,535	1,901,040

		3,869,200

Banks—6.1%
Bank of America Corp.	140,497	2,391,259
BB&T Corp.	39,192	1,579,829
BOC Hong Kong Holdings, Ltd.	179,000	746,642
Citigroup, Inc.	30,444	1,681,727
HSBC Holdings plc	149,631	1,339,612
JPMorgan Chase & Co.	351,874	23,842,982
PNC Financial Services Group, Inc. (The)	29,770	2,847,500
Sumitomo Mitsui Financial Group, Inc.	47,800	2,123,966
SunTrust Banks, Inc.	20,179	868,101
U.S. Bancorp	79,811	3,463,797
Wells Fargo & Co.	284,965	16,026,432

		56,911,847

Beverages—0.5%
Coca-Cola Co. (The)	25,990	1,019,588
Diageo plc	132,221	3,832,609

		4,852,197

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	143,291	6,013,923
BlackRock, Inc.	9,269	3,206,889
Franklin Resources, Inc.	71,939	3,527,169
Goldman Sachs Group, Inc. (The)	33,702	7,036,641
Morgan Stanley	45,423	1,761,958
State Street Corp.	51,193	3,941,861

		25,488,441

Chemicals—1.8%
Axalta Coating Systems, Ltd. (b)	49,075	$1,623,401
Celanese Corp. - Series A	18,552	1,333,518
E.I. du Pont de Nemours & Co.	21,032	1,344,996
LyondellBasell Industries NV - Class A	49,679	5,142,770
Monsanto Co.	1,486	158,393
PPG Industries, Inc.	57,990	6,652,613
Praxair, Inc.	6,499	776,955

		17,032,646

Commercial Services & Supplies—0.3%
Tyco International plc	82,669	3,181,103

Communications Equipment—0.5%
Cisco Systems, Inc.	181,331	4,979,349

Consumer Finance—0.6%
American Express Co.	41,655	3,237,426
Discover Financial Services	37,593	2,166,109

		5,403,535

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	18,128	959,153

Distributors—0.1%
LKQ Corp. (b)	37,225	1,125,870

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	5,431	545,544
NASDAQ OMX Group, Inc. (The)	28,553	1,393,672

		1,939,216

Diversified Telecommunication Services—1.6%
AT&T, Inc.	41,129	1,460,902
Frontier Communications Corp. (a)	423,698	2,097,305
TDC A/S	145,771	1,067,735
Telecom Italia S.p.A. - Risparmio Shares	816,637	831,414
Telefonica Brasil S.A. (ADR)	98,592	1,373,387
Verizon Communications, Inc.	182,116	8,488,427

		15,319,170

Electric Utilities—0.9%
American Electric Power Co., Inc.	48,273	2,557,021
Duke Energy Corp.	29,188	2,061,256
Edison International	10,069	559,635
PPL Corp.	100,732	2,968,572

		8,146,484

Electrical Equipment—0.3%
Eaton Corp. plc	41,721	2,815,750

Energy Equipment & Services—0.3%
Baker Hughes, Inc.	2,761	170,354
Noble Corp. plc (a)	46,669	718,236
Schlumberger, Ltd.	23,037	1,985,559

		2,874,149

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—1.3%
CVS Health Corp.	105,588	$11,074,069
Kroger Co. (The)	16,064	1,164,801

		12,238,870

Food Products—2.1%
Archer-Daniels-Midland Co.	7,880	379,974
Danone S.A.	33,928	2,191,892
General Mills, Inc.	104,019	5,795,939
Ingredion, Inc.	10,146	809,752
Kellogg Co.	29,401	1,843,443
Marine Harvest ASA	156,809	1,795,864
McCormick & Co., Inc.	14,500	1,173,775
Mondelez International, Inc. - Class A	28,559	1,174,917
Nestle S.A.	63,615	4,598,444

		19,764,000

Health Care Equipment & Supplies—1.7%
Abbott Laboratories	107,783	5,289,990
Medtronic plc	78,117	5,788,470
St. Jude Medical, Inc.	46,064	3,365,896
Zimmer Biomet Holdings, Inc.	10,100	1,103,223

		15,547,579

Health Care Providers & Services—0.8%
Cigna Corp.	11,917	1,930,554
Express Scripts Holding Co. (b)	39,245	3,490,450
Health Net, Inc. (b)	17,681	1,133,706
McKesson Corp.	4,957	1,114,383

		7,669,093

Hotels, Restaurants & Leisure—0.5%
Hilton Worldwide Holdings, Inc. (b)	27,986	771,014
McDonald’s Corp.	22,061	2,097,339
Yum! Brands, Inc.	20,682	1,863,035

		4,731,388

Household Durables—0.0%
Newell Rubbermaid, Inc.	9,667	397,410

Household Products—0.4%
Procter & Gamble Co. (The)	31,943	2,499,220
Reckitt Benckiser Group plc	11,920	1,029,264

		3,528,484

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	36,512	835,395

Industrial Conglomerates—1.7%
3M Co.	40,473	6,244,984
Danaher Corp.	100,693	8,618,314
Siemens AG	14,516	1,461,839

		16,325,137

Insurance—3.5%
ACE, Ltd.	47,728	4,852,983
American International Group, Inc.	13,659	844,399
Aon plc	38,406	3,828,310
Chubb Corp. (The)	22,346	2,125,998
Delta Lloyd NV	78,084	1,284,502
Prudential Financial, Inc.	55,035	4,816,663
Suncorp Group, Ltd.	124,292	1,286,182
Travelers Cos., Inc. (The)	90,441	8,742,027
Validus Holdings, Ltd.	57,630	2,535,144
Zurich Insurance Group AG (b)	7,037	2,144,981

		32,461,189

Internet Software & Services—0.1%
Google, Inc. - Class A (b)	2,250	1,215,090

IT Services—2.0%
Accenture plc - Class A	76,293	7,383,636
Fidelity National Information Services, Inc.	18,157	1,122,103
Fiserv, Inc. (b)	18,084	1,497,898
International Business Machines Corp.	30,408	4,946,165
Sabre Corp. (a)	52,801	1,256,664
Visa, Inc. - Class A (a)	41,071	2,757,918

		18,964,384

Leisure Products—0.2%
Hasbro, Inc. (a)	29,107	2,176,913

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	40,993	5,319,252

Machinery—1.2%
Allison Transmission Holdings, Inc.	78,836	2,306,741
Caterpillar, Inc. (a)	6,941	588,736
Cummins, Inc.	6,004	787,665
Deere & Co. (a)	6,132	595,111
Illinois Tool Works, Inc.	33,121	3,040,176
Pentair plc	28,248	1,942,050
Stanley Black & Decker, Inc.	16,925	1,781,187

		11,041,666

Media—2.9%
Comcast Corp. - Special Class A	154,336	9,250,900
Omnicom Group, Inc. (a)	41,530	2,885,920
Time Warner Cable, Inc.	21,385	3,810,165
Time Warner, Inc.	51,905	4,537,016
Time, Inc.	2,004	46,112
Twenty-First Century Fox, Inc. - Class A	39,819	1,295,909
Viacom, Inc. - Class B	16,878	1,090,994
Walt Disney Co. (The)	39,915	4,555,898

		27,472,914

Metals & Mining—0.2%
Rio Tinto plc	35,621	1,465,059

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
GDF Suez	77,415	$1,434,605
PG&E Corp.	26,370	1,294,767
Public Service Enterprise Group, Inc.	25,654	1,007,689

		3,737,061

Multiline Retail—1.6%
Kohl’s Corp. (a)	89,904	5,628,889
Target Corp.	115,584	9,435,122

		15,064,011

Oil, Gas & Consumable Fuels—3.7%
Anadarko Petroleum Corp.	25,965	2,026,828
Canadian Natural Resources, Ltd.	22,689	616,233
Chevron Corp.	59,209	5,711,892
EOG Resources, Inc.	23,780	2,081,939
EQT Corp.	14,134	1,149,660
Exxon Mobil Corp.	97,641	8,123,731
Marathon Petroleum Corp.	28,530	1,492,404
Noble Energy, Inc.	38,921	1,661,148
Occidental Petroleum Corp.	37,137	2,888,145
Royal Dutch Shell plc - A Shares	76,971	2,163,976
Valero Energy Corp.	67,242	4,209,349
Williams Cos., Inc. (The)	31,790	1,824,428
Williams Partners L.P.	23,711	1,148,324

		35,098,057

Pharmaceuticals—5.0%
Allergan plc (b)	6,434	1,952,462
Bayer AG	8,272	1,157,483
Bristol-Myers Squibb Co.	97,101	6,461,100
Eli Lilly & Co.	79,408	6,629,774
Indivior plc (b)	11,920	42,061
Johnson & Johnson	120,960	11,788,762
Merck & Co., Inc.	171,235	9,748,408
Novartis AG	6,326	624,837
Pfizer, Inc.	218,703	7,333,112
Roche Holding AG	1,817	510,129
Valeant Pharmaceuticals International, Inc. (b)	4,523	1,004,784

		47,252,912

Professional Services—0.1%
Equifax, Inc.	4,734	459,624

Real Estate Investment Trusts—0.5%
Home Properties, Inc.	19,192	1,401,975
Iron Mountain, Inc. (a)	27,344	847,664
Medical Properties Trust, Inc.	105,308	1,380,588
Starwood Property Trust, Inc. (a)	38,703	834,824

		4,465,051

Road & Rail—0.3%
Canadian National Railway Co.	16,198	935,435
Union Pacific Corp.	19,385	1,848,747

		2,784,182

Semiconductors & Semiconductor Equipment—1.4%
Broadcom Corp. - Class A	58,719	3,023,441
Intel Corp.	34,088	1,036,787
Microchip Technology, Inc. (a)	89,923	4,264,598
NVIDIA Corp.	9,016	181,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	60,808	1,380,950
Texas Instruments, Inc.	65,740	3,386,267

		13,273,355

Software—1.2%
Aspen Technology, Inc. (b)	19,352	881,484
CA, Inc.	35,735	1,046,678
Electronic Arts, Inc. (b)	26,564	1,766,506
Microsoft Corp.	62,129	2,742,995
Oracle Corp.	82,516	3,325,395
Symantec Corp.	56,635	1,316,764

		11,079,822

Specialty Retail—0.8%
Advance Auto Parts, Inc.	3,753	597,815
American Eagle Outfitters, Inc. (a)	216,681	3,731,247
Bed Bath & Beyond, Inc. (a) (b)	6,827	470,927
Best Buy Co., Inc. (a)	50,566	1,648,957
Staples, Inc.	36,773	562,995

		7,011,941

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	19,658	2,465,605
EMC Corp.	32,338	853,400
Hewlett-Packard Co.	36,945	1,108,719
Seagate Technology plc (a)	21,654	1,028,565
Western Digital Corp.	29,099	2,281,944

		7,738,233

Tobacco—2.5%
Altria Group, Inc.	90,767	4,439,414
Imperial Tobacco Group plc	8,442	407,562
Japan Tobacco, Inc. (a)	81,500	2,900,440
Philip Morris International, Inc.	165,945	13,303,811
Reynolds American, Inc.	32,305	2,411,891

		23,463,118

Wireless Telecommunication Services—0.1%
Vodafone Group plc	300,753	1,096,707

Total Common Stocks (Cost $407,317,413)		549,370,577

U.S. Treasury & Government Agencies—24.1%

Agency Sponsored Mortgage-Backed—12.0%
Fannie Mae 15 Yr. Pool
2.500%, 02/01/28	399,340	406,733
2.500%, 05/01/28	233,525	237,842

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
2.500%, 05/01/30	287,135	$291,042
3.000%, 03/01/27	160,661	166,857
3.000%, 04/01/27	488,615	507,438
3.000%, 04/01/30	406,733	421,740
3.000%, TBA (c)	3,585,835	3,714,953
4.500%, 04/01/18	21,259	22,139
4.500%, 06/01/18	55,272	57,576
4.500%, 07/01/18	49,481	51,536
4.500%, 03/01/19	86,812	90,594
4.500%, 06/01/19	55,323	57,746
4.500%, 04/01/20	55,431	58,165
4.500%, 07/01/20	29,509	30,968
5.000%, 11/01/17	43,597	45,638
5.000%, 02/01/18	128,988	135,027
5.000%, 12/01/18	204,380	216,620
5.000%, 07/01/19	116,457	123,597
5.000%, 07/01/20	92,141	97,473
5.000%, 08/01/20	43,709	46,891
5.000%, 12/01/20	141,283	152,198
5.500%, 11/01/17	68,781	71,181
5.500%, 12/01/17	10,280	10,677
5.500%, 01/01/18	58,837	60,917
5.500%, 02/01/18	39,768	41,009
5.500%, 06/01/19	124,925	132,186
5.500%, 07/01/19	100,296	105,939
5.500%, 08/01/19	29,768	31,507
5.500%, 09/01/19	109,761	116,079
5.500%, 01/01/21	53,971	57,887
5.500%, 03/01/21	17,240	18,728
6.000%, 07/01/16	10,571	10,715
6.000%, 01/01/17	12,482	12,590
6.000%, 02/01/17	25,227	25,942
6.000%, 07/01/17	37,178	38,308
6.000%, 08/01/17	4,481	4,632
6.000%, 09/01/17	37,571	38,771
6.000%, 03/01/18	4,638	4,809
6.000%, 11/01/18	25,943	26,922
6.000%, 01/01/21	63,679	68,209
6.000%, 05/01/21	23,959	25,387
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	34,447	39,082
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	93,745	96,717
3.500%, 01/01/42	1,011,687	1,046,417
3.500%, 04/01/43	1,102,996	1,139,507
3.500%, 05/01/43	2,080,218	2,146,176
3.500%, 06/01/43	712,060	735,864
3.500%, 07/01/43	1,852,098	1,913,060
3.500%, 09/01/43	2,903,092	2,998,874
4.000%, 02/01/41	215,633	229,911
4.000%, 02/01/45	14,941,141	15,839,306
4.000%, TBA (c)	576,000	607,313
4.500%, 08/01/33	296,465	321,514
4.500%, 03/01/34	902,050	982,876
4.500%, 08/01/40	74,298	80,848
4.500%, 02/01/41	435,790	474,444

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 04/01/41	460,681	501,436
4.500%, 04/01/44	3,574,280	3,869,037
4.500%, TBA (c)	1,285,000	1,389,206
5.000%, 11/01/33	163,087	180,589
5.000%, 03/01/34	138,769	153,945
5.000%, 05/01/34	58,249	64,504
5.000%, 08/01/34	59,469	65,894
5.000%, 09/01/34	221,765	246,007
5.000%, 06/01/35	148,170	163,972
5.000%, 07/01/35	472,282	522,625
5.000%, 08/01/35	140,704	155,205
5.000%, 09/01/35	105,099	116,197
5.000%, 10/01/35	420,236	464,548
5.000%, 07/01/39	448,541	499,638
5.000%, 10/01/39	294,218	326,476
5.000%, 11/01/39	121,405	135,255
5.000%, 11/01/40	158,890	176,864
5.000%, 01/01/41	56,224	62,246
5.000%, 03/01/41	119,937	133,505
5.500%, 02/01/33	73,527	82,915
5.500%, 05/01/33	13,843	15,706
5.500%, 06/01/33	260,200	293,461
5.500%, 07/01/33	266,981	301,007
5.500%, 11/01/33	165,142	186,174
5.500%, 12/01/33	19,391	21,756
5.500%, 01/01/34	190,827	214,989
5.500%, 02/01/34	249,553	281,826
5.500%, 03/01/34	58,103	65,946
5.500%, 04/01/34	84,552	95,708
5.500%, 05/01/34	474,343	539,546
5.500%, 06/01/34	586,163	664,603
5.500%, 07/01/34	191,951	216,746
5.500%, 09/01/34	713,533	806,958
5.500%, 10/01/34	825,723	932,478
5.500%, 11/01/34	1,070,507	1,214,068
5.500%, 12/01/34	525,252	595,334
5.500%, 01/01/35	477,046	540,845
5.500%, 02/01/35	37,591	42,181
5.500%, 04/01/35	89,323	100,751
5.500%, 07/01/35	46,052	52,091
5.500%, 08/01/35	18,800	21,087
5.500%, 09/01/35	295,215	335,379
6.000%, 02/01/32	170,273	193,296
6.000%, 03/01/34	30,617	35,312
6.000%, 04/01/34	290,921	332,767
6.000%, 06/01/34	363,438	416,101
6.000%, 07/01/34	336,351	385,578
6.000%, 08/01/34	540,919	616,810
6.000%, 10/01/34	291,664	333,460
6.000%, 11/01/34	42,962	48,919
6.000%, 12/01/34	9,322	10,582
6.000%, 08/01/35	77,518	88,708
6.000%, 09/01/35	98,282	111,969
6.000%, 10/01/35	147,443	168,152
6.000%, 11/01/35	34,882	40,003
6.000%, 12/01/35	154,015	177,139

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/36	172,551	$198,388
6.000%, 04/01/36	183,952	211,586
6.000%, 06/01/36	60,314	68,819
6.000%, 07/01/37	193,644	222,407
6.500%, 06/01/31	53,244	61,146
6.500%, 07/01/31	10,820	12,426
6.500%, 08/01/31	15,110	17,352
6.500%, 09/01/31	51,935	59,642
6.500%, 02/01/32	35,954	41,900
6.500%, 07/01/32	143,040	167,226
6.500%, 08/01/32	124,526	143,007
6.500%, 01/01/33	61,963	73,789
6.500%, 04/01/34	69,098	80,647
6.500%, 06/01/34	35,782	41,093
6.500%, 08/01/34	54,140	62,175
6.500%, 04/01/36	26,547	30,486
6.500%, 05/01/36	112,423	134,640
6.500%, 02/01/37	182,474	209,556
6.500%, 05/01/37	123,933	146,774
6.500%, 07/01/37	79,158	90,905
Fannie Mae Pool 2.410%, 05/01/23	96,442	95,951
2.550%, 05/01/23	155,112	155,755
3.800%, 02/01/18	135,894	143,886
3.854%, 07/01/18	175,581	186,293
3.910%, 02/01/18	197,070	208,249
4.600%, 09/01/19	131,227	144,045
4.940%, 08/01/15	50,000	50,037
5.370%, 05/01/18	614,791	678,502
5.430%, 11/01/15	219,926	220,512
5.663%, 02/01/16	197,047	197,911
5.733%, 07/01/16	226,629	232,712
Fannie Mae-ACES 2.578%, 09/25/18	500,000	515,774
Freddie Mac 15 Yr. Gold Pool 3.000%, TBA (c)	2,660,000	2,747,634
4.500%, 05/01/18	21,812	22,716
4.500%, 08/01/18	43,623	45,431
4.500%, 11/01/18	60,429	63,033
4.500%, 01/01/19	117,689	122,780
4.500%, 08/01/19	7,117	7,426
4.500%, 02/01/20	45,986	48,180
4.500%, 08/01/24	431,708	461,461
5.000%, 12/01/17	1,331	1,390
5.000%, 05/01/18	20,813	21,731
5.000%, 09/01/18	64,089	66,934
5.500%, 01/01/19	21,444	22,402
5.500%, 04/01/19	11,796	12,316
5.500%, 06/01/19	9,156	9,606
5.500%, 07/01/19	9,362	9,798
5.500%, 08/01/19	7,251	7,612
5.500%, 02/01/20	5,931	6,208
6.000%, 04/01/16	1,380	1,395
6.000%, 04/01/17	8,963	9,233
6.000%, 07/01/17	5,264	5,387
6.000%, 10/01/17	8,816	9,059

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
6.000%, 08/01/19	66,045	69,385
6.000%, 09/01/19	11,846	12,183
6.000%, 11/01/19	26,749	28,137
6.000%, 05/01/21	32,176	34,340
6.000%, 10/01/21	58,030	62,247
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	74,544	83,414
5.500%, 06/01/25	132,456	148,221
5.500%, 07/01/25	74,773	83,716
5.500%, 08/01/25	106,426	119,154
6.000%, 02/01/23	107,311	121,403
6.000%, 12/01/25	47,920	54,229
6.000%, 02/01/26	41,893	47,388
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	741,785	739,752
3.000%, 04/01/43	1,752,975	1,747,632
3.000%, 05/01/43	1,504,473	1,499,516
3.500%, 02/01/42	872,813	900,837
3.500%, 04/01/42	484,668	499,164
3.500%, 12/01/42	1,337,178	1,380,879
3.500%, 04/01/43	356,999	367,677
3.500%, 07/01/43	512,218	527,742
3.500%, 08/01/43	878,355	904,698
4.000%, 11/01/40	1,197,380	1,270,351
4.000%, 01/01/41	1,748,628	1,855,524
4.000%, 11/01/43	1,227,086	1,297,754
4.000%, 09/01/44	2,609,234	2,761,265
4.500%, 04/01/35	83,790	91,004
4.500%, 07/01/39	452,285	489,479
4.500%, 09/01/39	231,802	250,948
4.500%, 10/01/39	140,381	151,892
5.000%, 09/01/33	336,089	374,842
5.000%, 03/01/34	75,684	83,720
5.000%, 04/01/34	58,772	65,240
5.000%, 08/01/35	85,785	94,477
5.000%, 10/01/35	166,211	183,290
5.000%, 11/01/35	168,220	185,632
5.000%, 12/01/36	100,526	111,164
5.000%, 07/01/39	759,061	836,439
5.500%, 12/01/33	359,073	405,000
5.500%, 01/01/34	242,761	273,241
5.500%, 04/01/34	52,982	59,572
5.500%, 11/01/34	55,155	61,959
5.500%, 12/01/34	99,974	112,710
5.500%, 05/01/35	42,963	48,350
5.500%, 09/01/35	100,453	113,283
5.500%, 10/01/35	77,874	87,181
6.000%, 04/01/34	113,348	129,642
6.000%, 07/01/34	51,946	59,032
6.000%, 08/01/34	413,241	472,530
6.000%, 09/01/34	7,269	8,227
6.000%, 07/01/35	74,815	85,608
6.000%, 08/01/35	83,571	95,666
6.000%, 11/01/35	159,047	179,932
6.000%, 03/01/36	73,630	83,516
6.000%, 10/01/36	82,600	94,582

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 03/01/37	8,224	$9,306
6.000%, 05/01/37	91,142	103,129
6.000%, 06/01/37	125,036	142,114
6.500%, 05/01/34	29,984	34,340
6.500%, 06/01/34	86,784	99,696
6.500%, 08/01/34	121,300	138,920
6.500%, 10/01/34	118,893	138,273
6.500%, 11/01/34	46,551	53,313
6.500%, 05/01/37	85,958	98,445
6.500%, 07/01/37	134,584	157,035
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.869%, 11/25/19	363,000	364,061
2.412%, 08/25/18	458,000	471,216
2.456%, 08/25/19	330,000	339,955
2.510%, 11/25/22	415,000	413,507
2.670%, 12/25/24	507,000	497,796
2.682%, 10/25/22	620,000	625,480
2.791%, 01/25/22	474,000	485,427
3.111%, 02/25/23	695,000	718,453
3.154%, 02/25/18	113,216	118,356
3.171%, 10/25/24	424,000	432,775
3.250%, 04/25/23 (d)	803,000	836,162
3.320%, 02/25/23	186,000	194,867
3.458%, 08/25/23 (d)	835,000	878,082
3.882%, 11/25/17 (d)	332,556	351,168
5.085%, 03/25/19	1,226,000	1,369,426
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	600,287	609,703
3.500%, 12/15/41	413,616	431,430
3.500%, 02/15/42	216,945	225,365
4.500%, 09/15/33	134,106	146,714
4.500%, 11/15/39	529,207	575,027
4.500%, 03/15/40	457,531	509,290
4.500%, 04/15/40	668,307	726,550
4.500%, 06/15/40	261,021	286,509
5.000%, 03/15/34	50,019	55,872
5.000%, 06/15/34	115,082	128,495
5.000%, 12/15/34	50,011	55,492
5.000%, 06/15/35	15,808	17,497
5.500%, 11/15/32	161,938	184,083
5.500%, 08/15/33	438,642	506,249
5.500%, 12/15/33	216,623	249,858
5.500%, 09/15/34	158,718	183,255
5.500%, 10/15/35	46,905	53,675
6.000%, 12/15/28	51,353	59,270
6.000%, 12/15/31	47,752	54,950
6.000%, 03/15/32	3,799	4,310
6.000%, 10/15/32	197,643	230,966
6.000%, 01/15/33	80,902	93,010
6.000%, 02/15/33	2,360	2,740
6.000%, 04/15/33	215,212	249,223
6.000%, 08/15/33	1,609	1,848
6.000%, 07/15/34	158,572	184,777
6.000%, 09/15/34	44,598	50,595
6.000%, 01/15/38	226,338	261,633

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	815,519	828,500
3.000%, 07/20/43	600,805	610,368
3.500%, 06/20/43	1,213,653	1,263,347
3.500%, 07/20/43	1,939,114	2,018,512
3.500%, TBA (c)	1,859,000	1,924,356
4.000%, 01/20/41	1,602,933	1,717,571
4.000%, 02/20/41	400,837	429,464
4.000%, 04/20/41	301,367	322,829
4.000%, 02/20/42	429,267	457,540
4.000%, 01/20/45	220,955	234,192
4.500%, 07/20/33	27,464	29,887
4.500%, 09/20/33	17,226	18,732
4.500%, 12/20/34	14,033	15,238
4.500%, 03/20/35	67,440	73,231
4.500%, 01/20/41	430,762	470,963
5.000%, 07/20/33	58,767	65,811
6.000%, 01/20/35	61,531	71,778
6.000%, 02/20/35	29,873	33,912
6.000%, 04/20/35	48,947	57,001

		112,657,586

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	547,103

U.S. Treasury—12.0%
U.S. Treasury Bonds 2.875%, 05/15/43	15,906,900	15,158,783
4.500%, 02/15/36	293,000	368,402
4.500%, 08/15/39	6,003,000	7,513,601
5.000%, 05/15/37	232,000	310,898
5.250%, 02/15/29	16,000	20,879
5.375%, 02/15/31	276,000	371,026
6.250%, 08/15/23	80,000	104,419
8.500%, 02/15/20	1,104,000	1,447,620
U.S. Treasury Notes 0.750%, 06/30/17 (a)	26,286,000	26,337,337
0.875%, 12/31/16	2,152,000	2,164,609
1.000%, 06/30/19	16,589,000	16,351,827
2.500%, 08/15/23	10,620,000	10,848,988
2.625%, 02/29/16	800,000	813,000
2.750%, 02/15/19	2,524,100	2,658,193
3.125%, 05/15/19	6,086,000	6,494,425
3.125%, 05/15/21	8,513,000	9,105,581
3.500%, 05/15/20	7,140,000	7,765,307
3.750%, 11/15/18	2,067,000	2,245,117
4.750%, 08/15/17 (a)	2,444,000	2,653,458

		112,733,470

Total U.S. Treasury & Government Agencies (Cost $222,494,584)		225,938,159

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—11.6%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 5.200%, 08/15/15 (144A)	756,000	$759,408

Agriculture—0.3%
Altria Group, Inc. 2.850%, 08/09/22	1,020,000	980,435
BAT International Finance plc 3.250%, 06/07/22 (144A) (a)	1,026,000	1,017,721
Reynolds American, Inc. 4.450%, 06/12/25	836,000	851,735

		2,849,891

Auto Manufacturers—0.2%
Toyota Motor Credit Corp. 3.400%, 09/15/21	880,000	920,208
Volkswagen International Finance NV 2.375%, 03/22/17 (144A)	857,000	872,037

		1,792,245

Banks—2.7%
Banco de Credito del Peru 5.375%, 09/16/20	835,000	903,887
Bank of America Corp. 3.950%, 04/21/25	374,000	360,233
4.100%, 07/24/23	1,270,000	1,306,720
4.125%, 01/22/24	1,973,000	2,022,067
5.490%, 03/15/19	196,000	214,650
7.625%, 06/01/19	710,000	842,541
Bank One Corp. 8.000%, 04/29/27	100,000	132,975
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	892,012
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (a) (d)	500,000	590,000
BPCE S.A. 12.500%, 09/30/19 (144A) (d)	922,000	1,221,078
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,403,796
Citigroup, Inc. 2.500%, 09/26/18	580,000	586,532
Credit Suisse AG 6.500%, 08/08/23 (144A)	830,000	907,697
Discover Bank 4.200%, 08/08/23	510,000	516,219
Goldman Sachs Group, Inc. (The) 5.625%, 01/15/17	1,351,000	1,430,597
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,174,889
JPMorgan Chase & Co. 3.250%, 09/23/22	262,000	260,300
6.300%, 04/23/19	1,210,000	1,386,204
KFW 4.875%, 06/17/19	1,290,000	1,456,165
Morgan Stanley 3.875%, 04/29/24	1,081,000	1,092,518
6.625%, 04/01/18	1,343,000	1,506,921

Banks—(Continued)
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,147,738
Royal Bank of Scotland Group plc 2.550%, 09/18/15	247,000	247,691
Santander U.S. Debt S.A. 3.781%, 10/07/15 (144A)	500,000	503,456
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	233,672
U.S. Bancorp 3.700%, 01/30/24	785,000	812,682
Wells Fargo & Co. 3.000%, 02/19/25	1,279,000	1,224,948
5.900%, 06/15/24 (d)	594,000	595,485

		24,973,673

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,496,653
Diageo Capital plc 2.625%, 04/29/23	1,020,000	972,114

		2,468,767

Biotechnology—0.1%
Gilead Sciences, Inc. 3.500%, 02/01/25	668,000	668,973
3.700%, 04/01/24	312,000	318,813

		987,786

Commercial Services—0.1%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,362,920

Computers—0.0%
Apple, Inc. 3.850%, 05/04/43	370,000	336,767

Diversified Financial Services—0.3%
General Electric Capital Corp. 0.894%, 01/09/20 (a) (d)	1,265,000	1,272,285
2.300%, 01/14/19	940,000	953,025
3.100%, 01/09/23	481,000	479,674

		2,704,984

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	450,316
Midamerican Funding LLC 6.927%, 03/01/29	699,000	907,404
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	978,075
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	886,364
PPL Capital Funding, Inc. 3.400%, 06/01/23	880,000	876,871
5.000%, 03/15/44	296,000	311,041

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	$1,082,629
PSEG Power LLC 5.320%, 09/15/16	989,000	1,035,589
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	785,857
W3A Funding Corp. 8.090%, 01/02/17	249,881	249,865

		7,564,011

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	309,000	304,004

Food—0.2%
J.M. Smucker Co. (The) 3.500%, 03/15/25 (144A) (e)	580,000	568,220
Kraft Foods Group, Inc. 3.500%, 06/06/22	412,000	413,011
5.000%, 06/04/42	640,000	637,774
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	251,523

		1,870,528

Healthcare-Products—0.4%
Becton Dickinson & Co. 2.675%, 12/15/19	596,000	596,451
6.375%, 08/01/19	1,110,000	1,278,934
Medtronic, Inc. 4.375%, 03/15/35 (144A)	1,010,000	1,002,248
Zimmer Biomet Holdings Inc. 3.550%, 04/01/25	1,222,000	1,180,681

		4,058,314

Healthcare-Services—0.2%
Anthem, Inc. 3.300%, 01/15/23	600,000	576,657
Laboratory Corp. of America Holdings 3.200%, 02/01/22	850,000	838,010
Roche Holdings, Inc. 6.000%, 03/01/19 (144A)	577,000	656,602

		2,071,269

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,093,294

Insurance—0.6%
ACE INA Holdings, Inc. 2.700%, 03/13/23	1,000,000	972,039
American International Group, Inc. 4.125%, 02/15/24	750,000	778,255
4.875%, 06/01/22	1,770,000	1,941,543

Insurance—(Continued)
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	594,418
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,016,951
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	510,640

		5,813,846

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,096,327

Investment Company Security—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,737,191

Machinery-Construction & Mining—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	977,144

Media—0.5%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	962,020
Comcast Corp. 2.850%, 01/15/23	990,000	962,039
Discovery Communications LLC 4.875%, 04/01/43 (a)	620,000	562,410
Grupo Televisa S.A.B. 5.000%, 05/13/45	318,000	303,372
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,522,001

		4,311,842

Mining—0.1%
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,010,000	917,511

Miscellaneous Manufacturing—0.1%
General Electric Co. 2.700%, 10/09/22	800,000	782,052

Multi-National—0.1%
Asian Development Bank 1.125%, 03/15/17	574,000	578,039

Oil & Gas—1.3%
Anadarko Petroleum Corp. 6.375%, 09/15/17	536,000	588,209
Apache Corp. 3.250%, 04/15/22	421,000	414,025
4.750%, 04/15/43	321,000	297,061
BP Capital Markets plc 4.500%, 10/01/20	306,000	334,724
4.742%, 03/11/21	847,000	934,633
Chevron Corp. 0.444%, 11/15/17 (d)	1,696,000	1,693,495

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
CNOOC Finance, Ltd. 3.875%, 05/02/22 (144A) (a)	1,010,000	$1,024,723
Petro-Canada 6.050%, 05/15/18	1,664,000	1,848,018
Petroleos Mexicanos 3.125%, 01/23/19	352,000	355,344
8.000%, 05/03/19	759,000	889,244
Ras Laffan Liquefied Natural Gas Co., Ltd. 5.832%, 09/30/16 (144A)	292,358	301,889
Statoil ASA 3.700%, 03/01/24 (a)	922,000	952,944
7.750%, 06/15/23	100,000	129,513
Total Capital International S.A. 1.550%, 06/28/17	1,239,000	1,250,492
3.750%, 04/10/24 (a)	910,000	941,501

		11,955,815

Pharmaceuticals—0.6%
AbbVie, Inc. 1.200%, 11/06/15	1,850,000	1,851,689
3.600%, 05/14/25	584,000	577,223
Actavis Funding SCS 3.800%, 03/15/25	463,000	454,815
4.850%, 06/15/44	537,000	518,094
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,302,927
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	572,000	582,978

		5,287,726

Pipelines—0.6%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,200,950
Energy Transfer Partners L.P. 3.600%, 02/01/23	558,000	528,426
4.900%, 02/01/24	450,000	457,650
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	1,035,213
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (a)	691,000	670,522
7.750%, 03/15/32	625,000	716,736
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,484,672

		6,094,169

Real Estate Investment Trusts—0.2%
ERP Operating L.P. 4.625%, 12/15/21	896,000	977,426
HCP, Inc. 5.375%, 02/01/21	734,000	809,774

		1,787,200

Retail—0.5%
Gap, Inc. (The) 5.950%, 04/12/21	620,000	700,160

Retail—(Continued)
Home Depot, Inc. (The) 3.750%, 02/15/24 (a)	600,000	624,418
5.950%, 04/01/41	278,000	338,408
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,077,751
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	836,000	830,200
4.500%, 11/18/34	426,000	400,582

		4,971,519

Telecommunications—0.8%
AT&T, Inc. 3.000%, 06/30/22	838,000	809,143
3.400%, 05/15/25	838,000	799,207
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	370,000	401,581
6.113%, 01/15/20 (144A)	711,000	809,554
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,693,271
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,456,490
6.550%, 09/15/43	1,700,000	1,988,582

		7,957,828

Total Corporate Bonds & Notes (Cost $103,375,781)		109,466,070

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	36,631	1,673

Commercial Mortgage-Backed Securities—1.8%
Commercial Mortgage Pass-Through Certificates 3.708%, 07/10/48	1,300,833	1,333,654
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,735,738	1,841,783
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	750,963
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	35,000	38,486
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	3,025,000	3,159,035
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,385,869
JP Morgan Chase Commercial Mortgage Securities Trust 5.475%, 04/15/43 (d)	112,607	114,236
5.962%, 06/15/49 (d)	2,207,157	2,336,953
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,606,857
Morgan Stanley Capital I, Inc. 1.124%, 11/15/30 (144A) (d) (f)	1,472,937	29,546

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.903%, 06/15/49 (d)	1,131,867	$1,196,789
6.150%, 02/15/51 (d)	1,477,109	1,552,531
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,431,877

		16,778,579

Total Mortgage-Backed Securities (Cost $16,773,020)		16,780,252

Asset-Backed Securities—0.8%

Asset-Backed - Automobile—0.1%
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	556,803
2.310%, 04/15/26 (144A)	425,000	429,703

		986,506

Asset-Backed - Home Equity—0.2%
Bayview Financial Revolving Asset Trust 1.786%, 12/28/40 (144A) (d) (e)	842,516	522,103
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	318,991	312,159
Home Equity Loan Trust 5.320%, 12/25/35 (d)	741,082	606,630

		1,440,892

Asset-Backed - Other—0.5%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	978,874
Cent CLO, Ltd. 1.578%, 01/30/25 (144A) (d) (e)	831,000	826,766
Dryden XXVI Senior Loan Fund 1.375%, 07/15/25 (144A) (d) (e)	1,068,000	1,055,732
ING Investment Management CLO, Ltd. 1.427%, 04/25/25 (144A) (d) (e)	970,000	959,513
Race Point IV CLO, Ltd. 0.478%, 08/01/21 (144A) (d)	382,950	382,718
Small Business Administration Participation Certificates 4.350%, 07/01/23	338,277	356,404
4.770%, 04/01/24	17,540	18,694
4.950%, 03/01/25	119,849	129,416
4.990%, 09/01/24	63,924	68,964
5.110%, 08/01/25	204,525	221,807
5.180%, 05/01/24	30,629	33,038
5.520%, 06/01/24	75,624	82,806

		5,114,732

Total Asset-Backed Securities (Cost $7,931,118)		7,542,130

Municipals—0.6%
County of Forsyth, NC 5.000%, 12/01/25	1,055,000	1,307,261
New Jersey State Turnpike Authority 7.414%, 01/01/40	1,050,000	1,468,698
State of Maryland 5.000%, 08/01/24	815,000	997,935
State of Texas 5.000%, 10/01/24	815,000	991,081
University of Texas System 5.000%, 08/15/25	815,000	1,000,062

Total Municipals (Cost $5,534,965)		5,765,037

Foreign Government—0.4%

Sovereign—0.4%
Egypt Government AID Bond 4.450%, 09/15/15	1,903,000	1,918,740
Iceland Government International Bond 4.875%, 06/16/16 (144A)	970,000	1,003,832
Mexico Government International Bond 4.750%, 03/08/44	909,000	863,550
Peruvian Government International Bond 7.350%, 07/21/25	103,000	134,415

Total Foreign Government (Cost $3,991,850)		3,920,537

Convertible Preferred Stocks—0.2%

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15	5,027	288,047

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 11.125%, 06/29/18	5,416	541,058

Pharmaceuticals—0.1%
Allergan plc 5.500%, 03/01/18	813	847,618

Total Convertible Preferred Stocks (Cost $1,618,124)		1,676,723

Short-Term Investments—5.7%

Mutual Fund—3.0%
State Street Navigator Securities Lending MET Portfolio (g)	28,433,285	28,433,285

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $25,062,640 on 07/01/15, collateralized by $25,505,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $25,568,763	25,062,640	$25,062,640

Total Short-Term Investments (Cost $53,495,925)		53,495,925

Total Investments—103.7% (Cost $822,532,780) (h)		973,955,410
Other assets and liabilities (net)—(3.7)%		(35,143,327)

Net Assets—100.0%		$938,812,083

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $41,815,912 and the collateral received consisted of cash in the amount of $28,433,285 and non-cash collateral with a value of $14,540,750. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $4,758,350, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(h)	As of June 30, 2015, the aggregate cost of investments was $822,532,780. The aggregate unrealized appreciation and depreciation of investments were $161,823,466 and $(10,400,836), respectively, resulting in net unrealized appreciation of $151,422,630.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $28,236,473, which is 3.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Bayview Financial Revolving Asset Trust	03/01/06	$842,516	$842,516	$522,103
BlackRock Capital Finance L.P.	05/01/06	36,631	35,300	1,673
Cent CLO, Ltd.	09/26/14	831,000	825,806	826,766
Dryden XXVI Senior Loan Fund	09/26/14	1,068,000	1,052,300	1,055,732
General Electric Capital Assurance Co.	09/23/03	35,000	35,175	38,486
ING Investment Management CLO, Ltd.	09/26/14	970,000	958,360	959,513
J.M. Smucker Co. (The)	03/12/15	580,000	579,858	568,220
State Grid Overseas Investment, Ltd.	05/07/14	778,000	772,379	785,857

				$4,758,350

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,448,665	$—	$—	$26,448,665
Air Freight & Logistics	3,717,371	—	—	3,717,371
Airlines	484,060	—	—	484,060
Auto Components	10,144,474	—	—	10,144,474
Automobiles	813,452	3,055,748	—	3,869,200
Banks	52,701,627	4,210,220	—	56,911,847
Beverages	1,019,588	3,832,609	—	4,852,197
Capital Markets	25,488,441	—	—	25,488,441
Chemicals	17,032,646	—	—	17,032,646
Commercial Services & Supplies	3,181,103	—	—	3,181,103
Communications Equipment	4,979,349	—	—	4,979,349
Consumer Finance	5,403,535	—	—	5,403,535
Containers & Packaging	959,153	—	—	959,153
Distributors	1,125,870	—	—	1,125,870
Diversified Financial Services	1,939,216	—	—	1,939,216
Diversified Telecommunication Services	13,420,021	1,899,149	—	15,319,170
Electric Utilities	8,146,484	—	—	8,146,484
Electrical Equipment	2,815,750	—	—	2,815,750
Energy Equipment & Services	2,874,149	—	—	2,874,149
Food & Staples Retailing	12,238,870	—	—	12,238,870
Food Products	11,177,800	8,586,200	—	19,764,000
Health Care Equipment & Supplies	15,547,579	—	—	15,547,579
Health Care Providers & Services	7,669,093	—	—	7,669,093
Hotels, Restaurants & Leisure	4,731,388	—	—	4,731,388
Household Durables	397,410	—	—	397,410
Household Products	2,499,220	1,029,264	—	3,528,484
Independent Power and Renewable Electricity Producers	835,395	—	—	835,395
Industrial Conglomerates	14,863,298	1,461,839	—	16,325,137
Insurance	27,745,524	4,715,665	—	32,461,189
Internet Software & Services	1,215,090	—	—	1,215,090
IT Services	18,964,384	—	—	18,964,384
Leisure Products	2,176,913	—	—	2,176,913
Life Sciences Tools & Services	5,319,252	—	—	5,319,252
Machinery	11,041,666	—	—	11,041,666
Media	27,472,914	—	—	27,472,914
Metals & Mining	—	1,465,059	—	1,465,059
Multi-Utilities	2,302,456	1,434,605	—	3,737,061

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$15,064,011	$—	$—	$15,064,011
Oil, Gas & Consumable Fuels	32,934,081	2,163,976	—	35,098,057
Pharmaceuticals	44,918,402	2,334,510	—	47,252,912
Professional Services	459,624	—	—	459,624
Real Estate Investment Trusts	4,465,051	—	—	4,465,051
Road & Rail	2,784,182	—	—	2,784,182
Semiconductors & Semiconductor Equipment	13,273,355	—	—	13,273,355
Software	11,079,822	—	—	11,079,822
Specialty Retail	7,011,941	—	—	7,011,941
Technology Hardware, Storage & Peripherals	7,738,233	—	—	7,738,233
Tobacco	20,155,116	3,308,002	—	23,463,118
Wireless Telecommunication Services	—	1,096,707	—	1,096,707
Total Common Stocks	508,777,024	40,593,553	—	549,370,577
Total U.S. Treasury & Government Agencies*	—	225,938,159	—	225,938,159
Total Corporate Bonds & Notes*	—	109,466,070	—	109,466,070
Total Mortgage-Backed Securities*	—	16,780,252	—	16,780,252
Total Asset-Backed Securities*	—	7,542,130	—	7,542,130
Total Municipals	—	5,765,037	—	5,765,037
Total Foreign Government*	—	3,920,537	—	3,920,537
Total Convertible Preferred Stocks*	1,676,723	—	—	1,676,723
Short-Term Investments
Mutual Fund	28,433,285	—	—	28,433,285
Repurchase Agreement	—	25,062,640	—	25,062,640
Total Short-Term Investments	28,433,285	25,062,640	—	53,495,925
Total Investments	$538,887,032	$435,068,378	$—	$973,955,410

Collateral for securities loaned (Liability)	$—	$(28,433,285)	$—	$(28,433,285)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

MFS Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$973,955,410
Cash denominated in foreign currencies (c)	7,594
Receivable for:
Investments sold	2,045,741
TBA securities sold	2,723,984
Fund shares sold	206,566
Dividends and interest	3,521,480

Total Assets	982,460,775
Liabilities
Collateral for securities loaned	28,433,285
Payables for:
Investments purchased	606,728
TBA securities purchased	13,214,530
Fund shares redeemed	546,796
Accrued expenses:
Management fees	432,672
Distribution and service fees	135,516
Deferred trustees’ fees	69,121
Other expenses	210,044

Total Liabilities	43,648,692

Net Assets	$938,812,083

Net assets consist of:
Paid in surplus	$769,059,567
Undistributed net investment income	9,403,298
Accumulated net realized gain	8,929,372
Unrealized appreciation on investments and foreign currency transactions	151,419,846

Net Assets	$938,812,083

Net Assets
Class A	$178,979,727
Class B	238,738,097
Class E	29,542,117
Class F	491,552,142
Capital Shares Outstanding*
Class A	1,052,049
Class B	1,419,483
Class E	174,454
Class F	2,911,123
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$170.12
Class B	168.19
Class E	169.34
Class F	168.85

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $822,532,780.
(b)	Includes securities loaned at value of $41,815,912.
(c)	Identified cost of cash denominated in foreign currencies was $7,585.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$7,618,804
Interest	5,654,708
Securities lending income	57,626

Total investment income	13,331,138
Expenses
Management fees	2,661,466
Administration fees	11,497
Custodian and accounting fees	104,129
Distribution and service fees—Class B	305,546
Distribution and service fees—Class E	22,680
Distribution and service fees—Class F	508,089
Audit and tax services	29,655
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	56,370
Insurance	3,156
Miscellaneous	7,593

Total expenses	3,743,938
Less broker commission recapture	(1,590)

Net expenses	3,742,348

Net Investment Income	9,588,790

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	40,634,359
Foreign currency transactions	(47,264)

Net realized gain	40,587,095

Net change in unrealized appreciation (depreciation) on:
Investments	(39,947,588)
Foreign currency transactions	8,005

Net change in unrealized depreciation	(39,939,583)

Net realized and unrealized gain	647,512

Net Increase in Net Assets From Operations	$10,236,302

(a)	Net of foreign withholding taxes of $108,104.

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

MFS Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$9,588,790	$21,719,511
Net realized gain	40,587,095	66,494,415
Net change in unrealized depreciation	(39,939,583)	(6,280,182)

Increase in net assets from operations	10,236,302	81,933,744

From Distributions to Shareholders
Net investment income
Class A	(4,674,856)	(4,409,116)
Class B	(5,704,188)	(5,437,850)
Class E	(726,208)	(723,652)
Class F	(11,893,043)	(12,205,996)

Total distributions	(22,998,295)	(22,776,614)

Decrease in net assets from capital share transactions	(38,227,873)	(124,024,443)

Total decrease in net assets	(50,989,866)	(64,867,313)

Net Assets
Beginning of period	989,801,949	1,054,669,262

End of period	$938,812,083	$989,801,949

Undistributed net investment income
End of period	$9,403,298	$22,812,803

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	21,835	$3,814,775	53,158	$8,856,348
Reinvestments	27,213	4,674,856	27,391	4,409,116
Redemptions	(78,103)	(13,632,093)	(138,006)	(22,951,623)

Net decrease	(29,055)	$(5,142,462)	(57,457)	$(9,686,159)

Class B
Sales	45,839	$7,893,215	104,010	$17,097,346
Reinvestments	33,584	5,704,188	34,147	5,437,850
Redemptions	(110,756)	(19,119,036)	(257,124)	(42,249,749)

Net decrease	(31,333)	$(5,521,633)	(118,967)	$(19,714,553)

Class E
Sales	3,413	$589,946	9,216	$1,523,391
Reinvestments	4,247	726,208	4,515	723,652
Redemptions	(13,007)	(2,259,919)	(34,318)	(5,691,063)

Net decrease	(5,347)	$(943,765)	(20,587)	$(3,444,020)

Class F
Sales	56,424	$9,757,484	129,262	$21,349,305
Reinvestments	69,746	11,893,043	76,369	12,205,996
Redemptions	(279,009)	(48,270,540)	(757,238)	(124,735,012)

Net decrease	(152,839)	$(26,620,013)	(551,607)	$(91,179,711)

Decrease derived from capital shares transactions		$(38,227,873)		$(124,024,443)

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

MFS Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$172.72		$162.91	$140.60	$129.68	$130.06	$121.69

Income (Loss) from Investment Operations
Net investment income (a)	1.87		3.85	3.33	3.34	3.34	3.14
Net realized and unrealized gain (loss) on investments	0.07		9.94	22.92	11.49	(0.14)	8.95

Total from investment operations	1.94		13.79	26.25	14.83	3.20	12.09

Less Distributions
Distributions from net investment income	(4.54)		(3.98)	(3.94)	(3.91)	(3.58)	(3.72)

Total distributions	(4.54)		(3.98)	(3.94)	(3.91)	(3.58)	(3.72)

Net Asset Value, End of Period	$170.12		$172.72	$162.91	$140.60	$129.68	$130.06

Total Return (%) (b)	1.10	(c)	8.64	18.99	11.58	2.42	10.08

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.60	(d)	0.60	0.59	0.60	0.59	0.58
Ratio of net investment income to average net assets (%)	2.16	(d)	2.32	2.19	2.46	2.56	2.56
Portfolio turnover rate (%)	23	(c)(e)	34 (e)	53 (e)	20	19	31
Net assets, end of period (in millions)	$179.0		$186.7	$185.5	$169.9	$169.5	$186.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$170.57		$160.94	$138.95	$128.21	$128.66	$120.45

Income (Loss) from Investment Operations
Net investment income (a)	1.63		3.40	2.92	2.97	2.98	2.80
Net realized and unrealized gain (loss) on investments	0.08		9.81	22.66	11.36	(0.15)	8.86

Total from investment operations	1.71		13.21	25.58	14.33	2.83	11.66

Less Distributions
Distributions from net investment income	(4.09)		(3.58)	(3.59)	(3.59)	(3.28)	(3.45)

Total distributions	(4.09)		(3.58)	(3.59)	(3.59)	(3.28)	(3.45)

Net Asset Value, End of Period	$168.19		$170.57	$160.94	$138.95	$128.21	$128.66

Total Return (%) (b)	0.98	(c)	8.36	18.70	11.31	2.16	9.80

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.85	(d)	0.85	0.84	0.85	0.84	0.83
Ratio of net investment income to average net assets (%)	1.91	(d)	2.07	1.94	2.21	2.32	2.31
Portfolio turnover rate (%)	23	(c)(e)	34 (e)	53 (e)	20	19	31
Net assets, end of period (in millions)	$238.7		$247.5	$252.6	$229.8	$220.0	$227.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

MFS Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$171.80		$162.06	$139.88	$129.04	$129.46	$121.16

Income (Loss) from Investment Operations
Net investment income (a)	1.73		3.59	3.09	3.12	3.13	2.95
Net realized and unrealized gain (loss) on investments	0.07		9.88	22.81	11.44	(0.15)	8.91

Total from investment operations	1.80		13.47	25.90	14.56	2.98	11.86

Less Distributions
Distributions from net investment income	(4.26)		(3.73)	(3.72)	(3.72)	(3.40)	(3.56)

Total distributions	(4.26)		(3.73)	(3.72)	(3.72)	(3.40)	(3.56)

Net Asset Value, End of Period	$169.34		$171.80	$162.06	$139.88	$129.04	$129.46

Total Return (%) (b)	1.02	(c)	8.48	18.82	11.42	2.25	9.92

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.75	(d)	0.75	0.74	0.75	0.74	0.73
Ratio of net investment income to average net assets (%)	2.01	(d)	2.17	2.04	2.31	2.41	2.41
Portfolio turnover rate (%)	23	(c)(e)	34 (e)	53 (e)	20	19	31
Net assets, end of period (in millions)	$29.5		$30.9	$32.5	$30.3	$31.0	$36.5

	Class F
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$171.25		$161.54	$139.43	$128.64	$129.07	$120.81

Income (Loss) from Investment Operations
Net investment income (a)	1.68		3.50	3.00	3.04	3.05	2.88
Net realized and unrealized gain (loss) on investments	0.08		9.84	22.74	11.40	(0.14)	8.89

Total from investment operations	1.76		13.34	25.74	14.44	2.91	11.77

Less Distributions
Distributions from net investment income	(4.16)		(3.63)	(3.63)	(3.65)	(3.34)	(3.51)

Total distributions	(4.16)		(3.63)	(3.63)	(3.65)	(3.34)	(3.51)

Net Asset Value, End of Period	$168.85		$171.25	$161.54	$139.43	$128.64	$129.07

Total Return (%) (b)	1.00	(c)	8.42	18.75	11.36	2.21	9.87

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.80	(d)	0.80	0.79	0.80	0.79	0.78
Ratio of net investment income to average net assets (%)	1.96	(d)	2.12	1.99	2.26	2.36	2.36
Portfolio turnover rate (%)	23	(c)(e)	34 (e)	53 (e)	20	19	31
Net assets, end of period (in millions)	$491.6		$524.7	$584.1	$571.1	$623.8	$748.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 21%, 25% and 45% for the six months ended June 30, 2015 and for the years ended December 31, 2014 and 2013, respectively.

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and F shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

MSF-22

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to amortization of debt securities, paydown gain/loss reclasses, foreign currency transactions, real estate investment trust (REIT) adjustments, return of capital adjustments and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

MSF-23

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $25,062,640, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Treasury and mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase & Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

MSF-24

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial

MSF-25

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$125,124,795	$96,093,561	$135,457,489	$142,027,729

The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company that amounted to $71,956 in purchases and $52,938 in sales of investments, which are included above.

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$28,113,589	$46,402,213

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$2,661,466	0.600%	Of the first $250 million
	0.550%	Of the next $500 million
	0.500%	On amounts in excess of $750 million

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Massachusetts Financial Services Company is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

MSF-26

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and F Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and F Shares. Under the Distribution and Service Plan, the Class B, E, and F Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and F Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.20% per year for Class F Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$22,776,614	$25,287,197	$—	$—	$22,776,614	$25,287,197

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$22,880,519	$—	$182,375,280	$(22,677,868)	$—	$182,577,931

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized capital loss carry forwards of $62,105,143.

As of December 31, 2014 the Portfolio had no post-enactment accumulated capital losses and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/17
$22,677,868

MSF-27

Metropolitan Series Fund

MFS Total Return Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-28

Metropolitan Series Fund

MFS Value Portfolio

Managed By Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, D, and E shares of the MFS Value Portfolio returned 1.24%, 1.04%, 1.19%, and 1.13%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned -0.61%.

MARKET ENVIRONMENT/CONDITIONS

Early in the period, the European Central Bank cut policy interest rates deeper into negative territory and announced non-conventional easing measures, a notable highlight amid a mini-wave of global easing due to declining inflation and inflation expectations.

A dominant trend for most of the period was the ongoing rise in U.S. equities alongside a decline in U.S. and global bond yields. A rising U.S. dollar and a sharp decline in commodity prices, particularly crude oil prices, negatively impacted credit markets, notably U.S. high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility. Toward the end of the period, global bond yields rose abruptly, shrugging off concerns over a Greek debt default. The rise tempered the equity advance, as odds of a 2015 U.S. Federal Reserve rate hike increased. At the end of the period, the stronger U.S. dollar slowed revenues in many U.S.-based multinational companies.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio outperformed the Russell 1000 Value Index for the period. Within the Information Technology sector, stock selection positively affected performance during the period. Owning management consulting firm Accenture benefited relative results as positive revenue momentum, driven by its digital unit, helped deliver strong performance. Additionally, not holding computer components company Intel Corp. and computer and personal electronics maker Hewlett-Packard aided relative performance as both companies struggled with weak demand for desktop and notebook computers.

Strong stock selection within the Consumer Staples sector contributed to performance, with an underweight position in household products maker Procter & Gamble driving results. Weak volume growth, combined with negative foreign currency impacts resulting from a stronger U.S. dollar, hurt performance at the multinational firm. Not holding retail giant Wal-Mart also contributed positively in this sector.

An underweight allocation to the Utilities sector contributed to positive relative results. There were no stocks within this sector that were among the Portfolio’s top relative contributors during the period.

Individual stocks that benefited relative performance included not holding insurance and investment firm Berkshire Hathaway, overweight positions in global financial services firm JPMorgan Chase, toy maker Hasbro, and tobacco producer Lorillard and an underweight position in integrated oil and gas company Exxon Mobil.

Stock selection in the Health Care sector was a primary detractor from performance relative to the Russell 1000 Value Index. Not holding health insurance and Medicare/Medicaid provider UnitedHealth Group, pharmaceutical company Eli Lilly, employee benefits company Cigna, and insurance plan provider Anthem all hurt relative results. The Health Care sector has benefited from strong organic growth and from a wave of consolidations. Shares of UnitedHealth rose with the overall industry and benefited from strong business trends. Eli Lilly surged towards the end of the period after the company provided promising update on its diabetes portfolio. Finally, shares of Anthem reacted positively after it announced a bid to acquire Cigna.

Security selection in the Industrials sector also hindered relative results. Not holding strong-performing diversified industrial conglomerate General Electric held back relative returns as shares jumped after the company announced its intention to sell a majority of its GE Capital segment in order to become a more focused industrial company. An overweight positon in ground delivery service company United Parcel Service held back relative results as the firm announced disappointing results for its peak fourth quarter period driven by unpredictable peak online retail demand and inefficient capacity management. An overweight position in manufacturing conglomerate Tyco International dampened relative returns as the share price fell on disappointing earnings and unfavorable full year guidance.

Individual stocks that detracted from relative performance included overweight positions in insurance company Travelers and investment management firm Franklin Resources as well as an underweight position in telecommunications company AT&T.

Over the trailing six-month period ending June 30, 2015, the Portfolio reflected an increased absolute weighting in Financials and to a

MSF-1

Metropolitan Series Fund

MFS Value Portfolio

Managed By Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

lesser extent increased positions in Information Technology and Utilities. Conversely, at the end of the period the Portfolio reflected decreased exposure to Consumer Discretionary, Consumer Staples, and Energy stocks. At the end of the period, the Portfolio was overweight to Industrials, Consumer Staples, and Consumer Discretionary while being underweight to Energy, Utilities, and Information Technology. Relative sector positioning reflects the investment team’s bottom up stock selection process rather than any top-down macroeconomic or sector views.

Steven R. Gorham

Nevin P. Chitkara

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

MFS Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
MFS Value Portfolio
Class A	1.24	7.06	16.58	8.38	—
Class B	1.04	6.72	16.27	—	7.41
Class D	1.19	6.97	—	—	14.09
Class E	1.13	6.85	16.41	—	7.53
Russell 1000 Value Index	-0.61	4.13	16.50	7.05	—

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

2 Inception dates of the Class A, Class B, Class D and Class E shares are 7/20/98, 4/28/08, 4/26/13 and 4/28/08, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
JPMorgan Chase & Co.	4.8
Wells Fargo & Co.	3.4
Johnson & Johnson	3.3
Philip Morris International, Inc.	3.1
Pfizer, Inc.	2.9
Accenture plc - Class A	2.6
Travelers Cos., Inc. (The)	2.2
Honeywell International, Inc.	2.2
Goldman Sachs Group, Inc. (The)	2.1
CVS Health Corp.	2.0
Top Sectors

% of Net Assets
Financials	26.9
Industrials	16.8
Health Care	14.4
Consumer Staples	12.4
Consumer Discretionary	10.2
Information Technology	7.6
Energy	5.2
Materials	2.7
Telecommunication Services	2.5
Utilities	0.7

MSF-3

Metropolitan Series Fund

MFS Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.58%	$1,000.00	$1,012.40	$2.89
	Hypothetical*	0.58%	$1,000.00	$1,021.92	$2.91

Class B(a)	Actual	0.83%	$1,000.00	$1,010.40	$4.14
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

Class D(a)	Actual	0.68%	$1,000.00	$1,011.90	$3.39
	Hypothetical*	0.68%	$1,000.00	$1,021.42	$3.41

Class E(a)	Actual	0.73%	$1,000.00	$1,011.20	$3.64
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.9%
Honeywell International, Inc.	696,969	$71,069,929
Lockheed Martin Corp.	326,870	60,765,133
Northrop Grumman Corp.	175,692	27,870,022
United Technologies Corp.	578,123	64,131,184

		223,836,268

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B	440,473	42,686,238

Auto Components—1.8%
Delphi Automotive plc	318,206	27,076,148
Johnson Controls, Inc.	644,328	31,913,566

		58,989,714

Banks—11.4%
Citigroup, Inc.	213,996	11,821,139
JPMorgan Chase & Co.	2,272,072	153,955,599
PNC Financial Services Group, Inc. (The)	333,695	31,917,927
U.S. Bancorp	1,401,464	60,823,537
Wells Fargo & Co.	1,959,834	110,221,064

		368,739,266

Beverages—1.4%
Diageo plc	1,507,818	43,706,193

Capital Markets—6.5%
Bank of New York Mellon Corp. (The)	990,651	41,577,622
BlackRock, Inc.	89,105	30,828,548
Franklin Resources, Inc.	793,328	38,896,872
Goldman Sachs Group, Inc. (The)	324,461	67,744,212
State Street Corp.	397,216	30,585,632

		209,632,886

Chemicals—2.2%
E.I. du Pont de Nemours & Co.	152,862	9,775,525
Monsanto Co.	25,815	2,751,621
PPG Industries, Inc.	496,559	56,965,248

		69,492,394

Commercial Services & Supplies—1.2%
Tyco International plc	1,040,979	40,056,872

Consumer Finance—0.8%
American Express Co.	331,564	25,769,154

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	316,266	16,733,634

Diversified Financial Services—1.1%
McGraw Hill Financial, Inc.	94,578	9,500,360
NASDAQ OMX Group, Inc. (The)	504,445	24,621,961

		34,122,321

Diversified Telecommunication Services—1.9%
AT&T, Inc.	261,602	9,292,103
Verizon Communications, Inc.	1,149,490	53,577,729

		62,869,832

Electric Utilities—0.7%
Duke Energy Corp.	331,887	23,437,860

Electrical Equipment—0.9%
Eaton Corp. plc	407,053	27,472,007

Energy Equipment & Services—0.7%
Baker Hughes, Inc.	48,191	2,973,385
Schlumberger, Ltd.	242,445	20,896,334

		23,869,719

Food & Staples Retailing—2.0%
CVS Health Corp.	616,038	64,610,066

Food Products—4.3%
Archer-Daniels-Midland Co.	137,788	6,644,137
Danone S.A.	352,837	22,794,761
General Mills, Inc.	890,152	49,599,270
Kellogg Co.	143,900	9,022,530
Nestle S.A.	692,291	50,042,626

		138,103,324

Health Care Equipment & Supplies—4.0%
Abbott Laboratories	875,796	42,984,068
Medtronic plc	835,472	61,908,475
St. Jude Medical, Inc.	338,721	24,750,343

		129,642,886

Health Care Providers & Services—1.1%
Express Scripts Holding Co. (a) (b)	402,432	35,792,302

Hotels, Restaurants & Leisure—0.7%
McDonald’s Corp.	236,997	22,531,305

Household Durables—0.2%
Newell Rubbermaid, Inc.	168,671	6,934,065

Household Products—0.5%
Procter & Gamble Co. (The)	189,356	14,815,213

Industrial Conglomerates—3.3%
3M Co.	408,092	62,968,595
Danaher Corp.	491,747	42,088,626

		105,057,221

Insurance—7.1%
ACE, Ltd.	319,836	32,520,925
Aon plc	399,841	39,856,151
Chubb Corp. (The)	396,981	37,768,772
Prudential Financial, Inc.	565,056	49,453,701

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Travelers Cos., Inc. (The)	737,384	$71,275,537

		230,875,086

IT Services—5.4%
Accenture plc - Class A	873,005	84,489,424
Fidelity National Information Services, Inc.	315,577	19,502,659
Fiserv, Inc. (a)	315,553	26,137,255
International Business Machines Corp.	275,646	44,836,578

		174,965,916

Leisure Products—0.6%
Hasbro, Inc. (b)	267,301	19,991,442

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	276,176	35,836,598

Machinery—2.0%
Deere & Co.	106,695	10,354,750
Illinois Tool Works, Inc.	238,089	21,854,190
Pentair plc	252,899	17,386,806
Stanley Black & Decker, Inc.	155,780	16,394,287

		65,990,033

Media—4.5%
Comcast Corp. - Special Class A (b)	657,652	39,419,661
Omnicom Group, Inc. (b)	492,157	34,199,990
Time Warner, Inc.	326,205	28,513,579
Time, Inc. (b)	35,127	808,272
Viacom, Inc. - Class B	294,407	19,030,468
Walt Disney Co. (The)	195,840	22,353,178

		144,325,148

Multiline Retail—1.8%
Kohl’s Corp. (b)	85,278	5,339,256
Target Corp.	642,932	52,482,539

		57,821,795

Oil, Gas & Consumable Fuels—4.5%
Chevron Corp.	421,810	40,692,011
EOG Resources, Inc.	165,672	14,504,584
Exxon Mobil Corp.	669,136	55,672,115
Occidental Petroleum Corp.	435,404	33,861,369

		144,730,079

Pharmaceuticals—8.1%
Johnson & Johnson	1,092,257	106,451,367
Merck & Co., Inc.	755,901	43,033,444
Novartis AG	110,459	10,910,349
Pfizer, Inc.	2,776,805	93,106,272
Roche Holding AG	31,687	8,896,235

		262,397,667

Professional Services—0.3%
Equifax, Inc.	83,452	8,102,355

Road & Rail—0.8%
Canadian National Railway Co.	283,920	16,396,380
Union Pacific Corp.	112,470	10,726,264

		27,122,644

Semiconductors & Semiconductor Equipment—1.3%
NVIDIA Corp.	158,548	3,188,400
Texas Instruments, Inc.	753,038	38,788,988

		41,977,388

Software—0.9%
Oracle Corp.	740,031	29,823,249

Specialty Retail—0.6%
Advance Auto Parts, Inc. (b)	65,343	10,408,486
Bed Bath & Beyond, Inc. (a) (b)	114,515	7,899,245

		18,307,731

Tobacco—4.3%
Altria Group, Inc.	364,536	17,829,456
Imperial Tobacco Group plc	148,141	7,151,942
Philip Morris International, Inc.	1,233,099	98,857,547
Reynolds American, Inc.	197,686	14,759,238

		138,598,183

Wireless Telecommunication Services—0.6%
Vodafone Group plc	5,250,361	19,145,640

Total Common Stocks (Cost $2,368,119,490)		3,208,911,694

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.1%
United Technologies Corp. 7.500%, 08/01/15 (Cost $2,885,057)	55,377	3,173,102

Short-Term Investments—1.4%

Mutual Fund—0.8%
State Street Navigator Securities Lending MET Portfolio (c)	25,786,552	25,786,552

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $19,579,444 on 07/01/15, collateralized by $18,850,000 U.S. Treasury Note at 2.875% due 03/31/18 with a value of $19,971,198.	19,579,444	$19,579,444

Total Short-Term Investments (Cost $45,365,996)		45,365,996

Total Investments—100.8% (Cost $2,416,370,543) (d)		3,257,450,792
Other assets and liabilities (net)—(0.8)%		(25,589,329)

Net Assets—100.0%		$3,231,861,463

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $36,662,575 and the collateral received consisted of cash in the amount of $25,786,552 and non-cash collateral with a value of $11,670,983. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $2,416,370,543. The aggregate unrealized appreciation and depreciation of investments were $869,783,350 and $(28,703,101), respectively, resulting in net unrealized appreciation of $841,080,249.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$223,836,268	$—	$—	$223,836,268
Air Freight & Logistics	42,686,238	—	—	42,686,238
Auto Components	58,989,714	—	—	58,989,714
Banks	368,739,266	—	—	368,739,266
Beverages	—	43,706,193	—	43,706,193
Capital Markets	209,632,886	—	—	209,632,886
Chemicals	69,492,394	—	—	69,492,394
Commercial Services & Supplies	40,056,872	—	—	40,056,872
Consumer Finance	25,769,154	—	—	25,769,154
Containers & Packaging	16,733,634	—	—	16,733,634
Diversified Financial Services	34,122,321	—	—	34,122,321
Diversified Telecommunication Services	62,869,832	—	—	62,869,832
Electric Utilities	23,437,860	—	—	23,437,860
Electrical Equipment	27,472,007	—	—	27,472,007
Energy Equipment & Services	23,869,719	—	—	23,869,719

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$64,610,066	$—	$—	$64,610,066
Food Products	65,265,937	72,837,387	—	138,103,324
Health Care Equipment & Supplies	129,642,886	—	—	129,642,886
Health Care Providers & Services	35,792,302	—	—	35,792,302
Hotels, Restaurants & Leisure	22,531,305	—	—	22,531,305
Household Durables	6,934,065	—	—	6,934,065
Household Products	14,815,213	—	—	14,815,213
Industrial Conglomerates	105,057,221	—	—	105,057,221
Insurance	230,875,086	—	—	230,875,086
IT Services	174,965,916	—	—	174,965,916
Leisure Products	19,991,442	—	—	19,991,442
Life Sciences Tools & Services	35,836,598	—	—	35,836,598
Machinery	65,990,033	—	—	65,990,033
Media	144,325,148	—	—	144,325,148
Multiline Retail	57,821,795	—	—	57,821,795
Oil, Gas & Consumable Fuels	144,730,079	—	—	144,730,079
Pharmaceuticals	242,591,083	19,806,584	—	262,397,667
Professional Services	8,102,355	—	—	8,102,355
Road & Rail	27,122,644	—	—	27,122,644
Semiconductors & Semiconductor Equipment	41,977,388	—	—	41,977,388
Software	29,823,249	—	—	29,823,249
Specialty Retail	18,307,731	—	—	18,307,731
Tobacco	131,446,241	7,151,942	—	138,598,183
Wireless Telecommunication Services	—	19,145,640	—	19,145,640
Total Common Stocks	3,046,263,948	162,647,746	—	3,208,911,694
Total Convertible Preferred Stock*	3,173,102	—	—	3,173,102
Short-Term Investments
Mutual Fund	25,786,552	—	—	25,786,552
Repurchase Agreement	—	19,579,444	—	19,579,444
Total Short-Term Investments	25,786,552	19,579,444	—	45,365,996
Total Investments	$3,075,223,602	$182,227,190	$—	$3,257,450,792

Collateral for securities loaned (Liability)	$—	$(25,786,552)	$—	$(25,786,552)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain	Change in Unrealized Depreciation	Sales	Balance as of June 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at June 30, 2015
Common Stocks
Real Estate Management & Development	$6,471,443	$3,630,742	$(2,798,267)	$(7,303,918)	$—	$—

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MFS Value Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$3,257,450,792
Cash denominated in foreign currencies (c)	51,170
Receivable for:
Fund shares sold	310,055
Dividends	6,839,137

Total Assets	3,264,651,154
Liabilities
Collateral for securities loaned	25,786,552
Payables for:
Investments purchased	2,732,538
Fund shares redeemed	2,143,597
Accrued expenses:
Management fees	1,510,221
Distribution and service fees	170,296
Deferred trustees’ fees	132,576
Other expenses	313,911

Total Liabilities	32,789,691

Net Assets	$3,231,861,463

Net assets consist of:
Paid in surplus	$2,205,251,043
Undistributed net investment income	30,608,756
Accumulated net realized gain	154,938,582
Unrealized appreciation on investments and foreign currency transactions	841,063,082

Net Assets	$3,231,861,463

Net Assets
Class A	$2,380,471,141
Class B	763,747,123
Class D	15,924,945
Class E	71,718,254
Capital Shares Outstanding*
Class A	155,623,614
Class B	50,399,912
Class D	1,043,829
Class E	4,711,890
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.30
Class B	15.15
Class D	15.26
Class E	15.22

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,416,370,543.
(b)	Includes securities loaned at value of $36,662,575.
(c)	Identified cost of cash denominated in foreign currencies was $51,235.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$41,244,427
Interest	4,601
Securities lending income	121,810

Total investment income	41,370,838
Expenses
Management fees	11,562,003
Administration fees	38,584
Custodian and accounting fees	160,184
Distribution and service fees—Class B	980,594
Distribution and service fees—Class D	8,159
Distribution and service fees—Class E	56,292
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	18,834
Shareholder reporting	95,892
Insurance	10,877
Miscellaneous	16,168

Total expenses	12,981,896
Less management fee waiver	(2,318,462)
Less broker commission recapture	(14,020)

Net expenses	10,649,414

Net Investment Income	30,721,424

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	159,538,831
Foreign currency transactions	323,133

Net realized gain	159,861,964

Net change in unrealized appreciation (depreciation) on:
Investments	(149,803,261)
Foreign currency transactions	74,399

Net change in unrealized depreciation	(149,728,862)

Net realized and unrealized gain	10,133,102

Net Increase in Net Assets From Operations	$40,854,526

(a)	Net of foreign withholding taxes of $443,308.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MFS Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$30,721,424	$86,528,642
Net realized gain	159,861,964	508,689,031
Net change in unrealized depreciation	(149,728,862)	(239,158,052)

Increase in net assets from operations	40,854,526	356,059,621

From Distributions to Shareholders
Net investment income
Class A	(64,266,030)	(51,243,103)
Class B	(18,873,575)	(11,976,675)
Class D	(413,063)	(290,817)
Class E	(1,838,640)	(1,262,087)
Net realized capital gains
Class A	(369,239,893)	(142,976,657)
Class B	(119,713,583)	(37,471,141)
Class D	(2,472,344)	(847,551)
Class E	(11,239,619)	(3,849,593)

Total distributions	(588,056,747)	(249,917,624)

Increase (decrease) in net assets from capital share transactions	392,418,963	(692,374,108)

Total decrease in net assets	(154,783,258)	(586,232,111)

Net Assets
Beginning of period	3,386,644,721	3,972,876,832

End of period	$3,231,861,463	$3,386,644,721

Undistributed net investment income
End of period	$30,608,756	$85,278,640

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	2,304,760	$41,815,312	4,284,122	$73,879,782
Reinvestments	27,842,385	433,505,923	11,778,033	194,219,760
Redemptions	(10,197,439)	(185,883,931)	(53,586,449)	(921,672,735)

Net increase (decrease)	19,949,706	$289,437,304	(37,524,294)	$(653,573,193)

Class B
Sales	1,575,699	$28,371,003	3,256,308	$55,681,719
Reinvestments	8,981,670	138,587,158	3,020,636	49,447,816
Redemptions	(3,963,822)	(71,732,113)	(7,661,555)	(133,137,000)

Net increase (decrease)	6,593,547	$95,226,048	(1,384,611)	$(28,007,465)

Class D
Sales	2,790	$51,829	42,648	$736,968
Reinvestments	185,796	2,885,407	69,160	1,138,368
Redemptions	(59,936)	(1,098,838)	(244,658)	(4,261,229)

Net increase (decrease)	128,650	$1,838,398	(132,850)	$(2,385,893)

Class E
Sales	46,264	$844,562	166,105	$2,896,835
Reinvestments	843,758	13,078,259	311,119	5,111,680
Redemptions	(441,054)	(8,005,608)	(942,744)	(16,416,072)

Net increase (decrease)	448,968	$5,917,213	(465,520)	$(8,407,557)

Increase (decrease) derived from capital shares transactions		$392,418,963		$(692,374,108)

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

MFS Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.38		$17.75	$13.80	$12.23	$12.31	$11.20

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.43	0.30	0.29	0.25	0.21
Net realized and unrealized gain (loss) on investments	0.12		1.36	4.46	1.72	(0.13)	1.06

Total from investment operations	0.29		1.79	4.76	2.01	0.12	1.27

Less Distributions
Distributions from net investment income	(0.50)		(0.31)	(0.30)	(0.26)	(0.20)	(0.16)
Distributions from net realized capital gains	(2.87)		(0.85)	(0.51)	(0.18)	0.00	0.00

Total distributions	(3.37)		(1.16)	(0.81)	(0.44)	(0.20)	(0.16)

Net Asset Value, End of Period	$15.30		$18.38	$17.75	$13.80	$12.23	$12.31

Total Return (%) (b)	1.24	(c)	10.81	35.73	16.65	0.85	11.42

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	(d)	0.72	0.72	0.73	0.73	0.73
Net ratio of expenses to average net assets (%) (e)	0.58	(d)	0.58	0.58	0.60	0.61	0.63
Ratio of net investment income to average net assets (%)	1.92	(d)	2.49	1.92	2.21	2.03	1.82
Portfolio turnover rate (%)	4	(c)	12	17	16	16	28
Net assets, end of period (in millions)	$2,380.5		$2,493.9	$3,074.8	$2,363.0	$2,141.2	$2,097.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.22		$17.61	$13.70	$12.15	$12.23	$11.13

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.37	0.27	0.26	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.10		1.36	4.41	1.70	(0.13)	1.06

Total from investment operations	0.25		1.73	4.68	1.96	0.09	1.24

Less Distributions
Distributions from net investment income	(0.45)		(0.27)	(0.26)	(0.23)	(0.17)	(0.14)
Distributions from net realized capital gains	(2.87)		(0.85)	(0.51)	(0.18)	0.00	0.00

Total distributions	(3.32)		(1.12)	(0.77)	(0.41)	(0.17)	(0.14)

Net Asset Value, End of Period	$15.15		$18.22	$17.61	$13.70	$12.15	$12.23

Total Return (%) (b)	1.04	(c)	10.56	35.38	16.32	0.64	11.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	(d)	0.97	0.97	0.98	0.98	0.98
Net ratio of expenses to average net assets (%) (e)	0.83	(d)	0.83	0.83	0.85	0.86	0.88
Ratio of net investment income to average net assets (%)	1.67	(d)	2.16	1.68	1.96	1.79	1.58
Portfolio turnover rate (%)	4	(c)	12	17	16	16	28
Net assets, end of period (in millions)	$763.7		$798.0	$795.9	$250.2	$217.7	$197.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

MFS Value Portfolio

Financial Highlights

Selected per share data
	Class D
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013(f)
Net Asset Value, Beginning of Period	$18.33		$17.71	$14.88

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.41	0.20
Net realized and unrealized gain on investments	0.12		1.35	2.63

Total from investment operations	0.28		1.76	2.83

Less Distributions
Distributions from net investment income	(0.48)		(0.29)	0.00
Distributions from net realized capital gains	(2.87)		(0.85)	0.00

Total distributions	(3.35)		(1.14)	0.00

Net Asset Value, End of Period	$15.26		$18.33	$17.71

Total Return (%) (b)	1.19	(c)	10.69	19.02	(c)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(d)	0.82	0.82	(d)
Net ratio of expenses to average net assets (%) (e)	0.68	(d)	0.68	0.68	(d)
Ratio of net investment income to average net assets (%)	1.81	(d)	2.34	1.80	(d)
Portfolio turnover rate (%)	4	(c)	12	17
Net assets, end of period (in millions)	$15.9		$16.8	$18.6

	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.29		$17.67	$13.73	$12.18	$12.25	$11.15

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.40	0.28	0.27	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.11		1.35	4.45	1.70	(0.12)	1.06

Total from investment operations	0.27		1.75	4.73	1.97	0.11	1.25

Less Distributions
Distributions from net investment income	(0.47)		(0.28)	(0.28)	(0.24)	(0.18)	(0.15)
Distributions from net realized capital gains	(2.87)		(0.85)	(0.51)	(0.18)	0.00	0.00

Total distributions	(3.34)		(1.13)	(0.79)	(0.42)	(0.18)	(0.15)

Net Asset Value, End of Period	$15.22		$18.29	$17.67	$13.73	$12.18	$12.25

Total Return (%) (b)	1.13	(c)	10.63	35.63	16.39	0.81	11.25

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	(d)	0.87	0.87	0.88	0.88	0.88
Net ratio of expenses to average net assets (%) (e)	0.73	(d)	0.73	0.73	0.75	0.76	0.78
Ratio of net investment income to average net assets (%)	1.76	(d)	2.28	1.81	2.05	1.85	1.67
Portfolio turnover rate (%)	4	(c)	12	17	16	16	28
Net assets, end of period (in millions)	$71.7		$78.0	$83.5	$57.0	$58.1	$69.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Commencement of operations was April 26, 2013.

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

MFS Value Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS Value Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, D, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-13

Metropolitan Series Fund

MFS Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, real estate investment trust (REIT), convertible preferred stock and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-14

Metropolitan Series Fund

MFS Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $19,579,443, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

MSF-15

Metropolitan Series Fund

MFS Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$142,846,316	$0	$262,616,683

The Portfolio engaged in the security transactions with other accounts managed by Massachusetts Financial Services Co. that amounted to $1,165,049 in sales of investments, which are included above.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$11,562,003	0.750%	Of the first $250 million
	0.700%	Of the next $2.25 billion
	0.675%	Of the next $2.5 billion
	0.650%	On amounts in excess of $5 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Massachusetts Financial Services Company is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.100%	On the first $200 million
0.125%	On the next $50 million
0.075%	On the next $1.25 billion
0.200%	On the next $1 billion
0.175%	On the next $2.5 billion
0.150%	On amounts in excess of $5 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

MSF-16

Metropolitan Series Fund

MFS Value Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, D, and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, D, and E Shares. Under the Distribution and Service Plan, the Class B, D, and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, D, and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.10% per year for Class D Shares, and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$64,772,682	$64,176,070	$185,144,942	$89,448,783	$249,917,624	$153,624,853

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$93,106,209	$494,648,876	$986,187,975	$—	$1,573,943,060

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-17

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Managed by MetLife Investment Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and G shares of the MSCI EAFE Index Portfolio returned 6.16%, 6.02%, 6.10%, and 6.02%, respectively. The Portfolio’s benchmark, the MSCI EAFE Index1, returned 5.52%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets were mixed in the first quarter as macroeconomic data and earnings reports disappointed investors and oil prices continued to fall. Weak macroeconomic data included U.S. durable goods orders, U.S. pending home sales, and U.S. Gross Domestic Product growth. Companies that reported lower than expected earnings results included Caterpillar, Procter & Gamble and Pfizer. In February, equity markets rallied as oil prices recovered and Greece reached a new bailout deal with the European Union. A strong U.S. payrolls report, a cease fire between Russia and Ukraine, and U.S. Federal Reserve Bank (the “Fed”) Chair Yellen’s comments that the Fed is unlikely to raise rates before June also contributed to positive performance. In the second quarter, equity markets were relatively flat as strong earnings reports, merger and acquisition activity, and easy monetary policies contrasted with fears about Greece’s potential exit from the eurozone, unrest in the Middle East, and uncertainty around the timing of the first Fed rate hike. A tentative nuclear agreement between Iranian and world leaders and the People’s Bank of China lowering the reserve requirement ratio more than expected helped global equity indexes. In June, equity markets declined as a Greek deal failed to materialize, Greek Prime Minister Tsipras called for a referendum on the bailout, and Greece imposed capital controls and shut banks and the stock market for six days. Islamic militant terrorist attacks, U.S. growth forecasts cut by the International Monetary Fund, and global growth forecasts cut by the Organization for Economic Co-operation and Development also weighed on the markets.

The U.S. dollar strengthened during the six-month period, which negatively impacted the U.S. investors’ MSCI EAFE Index return versus the local currency return by approximately 3.3%.

Sixteen of the twenty-one countries comprising the MSCI EAFE Index experienced positive returns for the first six months of 2015. Denmark (1.5% beginning weight in the benchmark), up 19.45%, was the best performing country. The next best-performing country was Japan (21.2% beginning weight), up 13.8%, which was the largest country by weight and had the largest positive impact on the benchmark. New Zealand (0.2% beginning weight), down 13.4%, and Australia (7.5% beginning weight), down 2.5% were the worst performing countries.

The stocks in the MSCI EAFE Index with the largest positive impact on the benchmark return for the first half of the year were Mitsubishi UFJ Financial Group (Japan), up 31.3%; Novo Nordisk A/S (Denmark), up 30.6%; and Novartis (Switzerland), up 9.0%. The stocks with the largest negative impact were Royal Dutch (Netherlands), down 15.7%; Royal Dutch Shell Class B, down 13.8%; and Royal Dutch Shell Class A, down 13.6%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio is managed utilizing a stratified sampling strategy versus the MSCI EAFE Index. This strategy seeks to replicate the performance of the Index by owning a subset of Index constituents and neutralizing exposures across countries. The Portfolio is periodically rebalanced for compositional changes in the MSCI EAFE Index. Factors that impacted tracking error during the period included sampling, fair value pricing, transaction costs, cash drag, securities lending, NAV rounding, contributions and withdrawals.

Stacey Lituchy

Norman Hu

Mirsad Usejnoski

Portfolio Managers

MetLife Investment Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

MSCI EAFE Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
MSCI EAFE Index Portfolio
Class A	6.16	-4.54	9.56	5.00	—
Class B	6.02	-4.79	9.29	4.74	—
Class E	6.10	-4.65	9.41	4.85	—
Class G	6.02	-4.83	9.23	—	10.74
MSCI EAFE Index	5.52	-4.22	9.54	5.12	—

1 The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

2 Inception dates of the Class A, Class B, Class E and Class G shares are 11/9/98, 1/2/01, 5/1/01 and 4/28/09, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
iShares MSCI EAFE ETF	3.0
Nestle S.A.	1.7
Novartis AG	1.7
Roche Holding AG	1.4
Toyota Motor Corp.	1.3
HSBC Holdings plc	1.2
BP plc	0.9
Sanofi	0.9
Bayer AG	0.8
Royal Dutch Shell plc - A Shares	0.8

Top Countries

% of Net Assets
Japan	21.7
United Kingdom	18.9
Switzerland	9.1
France	8.8
Germany	8.5
Australia	6.5
Spain	3.3
Hong Kong	3.1
Sweden	2.8
Netherlands	2.6

MSF-2

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MSCI EAFE Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.40%	$1,000.00	$1,061.60	$2.04
	Hypothetical*	0.40%	$1,000.00	$1,022.81	$2.01

Class B(a)	Actual	0.65%	$1,000.00	$1,060.20	$3.32
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

Class E(a)	Actual	0.55%	$1,000.00	$1,061.00	$2.81
	Hypothetical*	0.55%	$1,000.00	$1,022.07	$2.76

Class G(a)	Actual	0.70%	$1,000.00	$1,060.20	$3.58
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Australia—6.5%
AGL Energy, Ltd.	49,491	$587,368
Alumina, Ltd.	191,453	223,780
Amcor, Ltd.	95,202	1,002,070
AMP, Ltd.	234,994	1,076,901
APA Group	78,818	495,279
Aristocrat Leisure, Ltd.	41,217	240,402
Asciano, Ltd.	86,457	441,149
ASX, Ltd.	16,055	490,672
Aurizon Holdings, Ltd.	157,842	619,314
AusNet Services	106,030	113,577
Australia & New Zealand Banking Group, Ltd.	203,759	5,029,718
Bank of Queensland, Ltd.	24,917	242,863
Bendigo and Adelaide Bank, Ltd.	35,779	336,805
BHP Billiton, Ltd.	237,369	4,806,567
Boral, Ltd.	61,162	273,577
Brambles, Ltd.	111,315	901,925
Caltex Australia, Ltd.	19,432	473,822
Coca-Cola Amatil, Ltd.	42,510	297,357
Cochlear, Ltd. (a)	5,478	335,853
Commonwealth Bank of Australia	119,762	7,777,350
Computershare, Ltd.	41,806	374,799
Crown Resorts, Ltd. (a)	29,464	274,482
CSL, Ltd.	35,655	2,357,673
Dexus Property Group (REIT)	65,315	364,037
Federation Centres, Ltd. (REIT) (a)	252,185	565,017
Flight Centre Travel Group, Ltd. (a)	4,347	113,779
Fortescue Metals Group, Ltd. (a)	100,245	145,477
Goodman Group (REIT) (a)	139,425	670,203
GPT Group (REIT) (a)	121,517	397,103
Harvey Norman Holdings, Ltd.	44,000	151,655
Healthscope, Ltd.	84,711	176,015
Iluka Resources, Ltd.	29,031	170,395
Incitec Pivot, Ltd.	152,808	449,309
Insurance Australia Group, Ltd.	184,566	790,350
Lend Lease Group	37,629	431,585
Macquarie Group, Ltd.	22,297	1,395,578
Medibank Private, Ltd. (b)	199,900	308,526
Mirvac Group (REIT)	298,553	423,743
National Australia Bank, Ltd.	193,263	4,912,737
Newcrest Mining, Ltd. (b)	54,807	551,938
Orica, Ltd. (a)	26,176	427,386
Origin Energy, Ltd.	78,717	717,942
QBE Insurance Group, Ltd.	108,452	1,133,375
Ramsay Health Care, Ltd.	10,616	500,833
Rio Tinto, Ltd.	31,918	1,311,145
Santos, Ltd.	67,710	405,144
Scentre Group (REIT)	398,014	1,145,138
Seek, Ltd.	22,233	238,969
Sonic Healthcare, Ltd.	32,696	536,734
South32, Ltd. (Australian Exchange) (a) (b)	237,369	326,571
South32, Ltd. (London Exchange) (b)	156,033	211,038
Stockland (REIT) (a)	161,293	504,979
Suncorp Group, Ltd.	92,598	954,546
Sydney Airport	80,467	306,458
Tabcorp Holdings, Ltd.	54,472	189,213
Tatts Group, Ltd.	123,533	351,236
Telstra Corp., Ltd.	317,665	1,491,188

Australia—(Continued)
TPG Telecom, Ltd.	21,838	150,237
Transurban Group	141,082	1,002,960
Treasury Wine Estates, Ltd.	46,412	176,716
Wesfarmers, Ltd.	83,181	2,483,903
Westfield Corp. (REIT)	143,754	999,783
Westpac Banking Corp.	229,750	5,674,793
Woodside Petroleum, Ltd.	54,061	1,415,264
Woolworths, Ltd. (a)	93,350	1,924,374

		65,370,675

Austria—0.2%
Andritz AG	5,184	286,568
Erste Group Bank AG (b)	22,499	638,140
OMV AG	13,980	384,002
Voestalpine AG (a)	9,525	395,483

		1,704,193

Belgium—1.2%
Ageas	15,573	599,387
Anheuser-Busch InBev NV	59,328	7,136,294
Colruyt S.A.	5,430	242,812
Delhaize Group S.A.	7,008	577,798
Groupe Bruxelles Lambert S.A.	5,864	471,636
KBC Groep NV	17,912	1,195,105
Proximus	10,680	376,443
Solvay S.A.	4,588	630,263
Telenet Group Holding NV (b)	4,184	227,777
UCB S.A.	8,852	634,342
Umicore S.A.	8,519	403,501

		12,495,358

Denmark—1.6%
AP Moeller - Maersk A/S - Class A	274	480,146
AP Moeller - Maersk A/S - Class B	566	1,026,216
Carlsberg A/S - Class B (a)	7,997	725,487
Coloplast A/S - Class B	8,608	565,716
Danske Bank A/S	52,088	1,533,860
DSV A/S	13,261	430,111
ISS A/S	10,958	360,801
Novo Nordisk A/S - Class B	140,270	7,689,149
Novozymes A/S - B Shares	17,609	838,299
Pandora A/S	8,100	868,519
TDC A/S	59,338	434,415
Tryg A/S	8,735	181,752
Vestas Wind Systems A/S	15,700	785,476
William Demant Holding A/S (a) (b)	1,881	143,249

		16,063,196

Finland—0.8%
Elisa Oyj	9,437	298,669
Fortum Oyj	31,487	559,918
Kone Oyj - Class B (a)	24,546	997,384
Metso Oyj	7,511	206,071
Neste Oyj	9,073	231,625
Nokia Oyj	280,943	1,902,415

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Nokian Renkaat Oyj	7,322	$229,232
Orion Oyj - Class B	6,402	224,248
Sampo Oyj - A Shares	33,940	1,600,914
Stora Enso Oyj - R Shares	40,497	416,566
UPM-Kymmene Oyj	38,111	675,936
Wartsila Oyj Abp	12,999	608,405

		7,951,383

France—8.8%
Accor S.A.	15,368	776,847
Aeroports de Paris	2,209	249,322
Air Liquide S.A.	25,210	3,183,416
Alcatel-Lucent (b)	228,275	832,780
Alstom S.A. (b)	17,917	507,740
Arkema S.A.	5,073	365,314
Atos SE	6,339	473,983
AXA S.A.	144,212	3,632,091
BNP Paribas S.A.	78,180	4,710,968
Bollore S.A.	61,600	328,400
Bouygues S.A.	14,921	556,274
Bureau Veritas S.A.	19,643	452,548
Cap Gemini S.A.	11,486	1,018,361
Carrefour S.A.	41,615	1,330,522
Casino Guichard Perrachon S.A.	4,364	330,153
Christian Dior SE	3,972	774,444
Cie de St-Gobain	35,273	1,586,469
Cie Generale des Etablissements Michelin	14,364	1,507,032
CNP Assurances	10,520	175,512
Credit Agricole S.A.	81,041	1,203,289
Danone S.A.	42,774	2,761,771
Dassault Systemes S.A.	10,162	738,293
Edenred	13,868	342,423
Electricite de France S.A.	17,389	387,361
Essilor International S.A.	15,773	1,878,520
Eurazeo S.A.	2,361	156,041
Eutelsat Communications S.A.	10,813	348,619
Fonciere Des Regions (REIT)	1,726	146,893
GDF Suez	105,297	1,950,159
Gecina S.A. (REIT)	2,574	317,621
Groupe Eurotunnel S.A.	32,808	474,573
Hermes International	1,907	710,583
ICADE (REIT)	3,450	246,181
Iliad S.A.	1,838	406,367
Imerys S.A.	2,253	172,273
JCDecaux S.A.	4,706	196,002
Kering	5,893	1,050,566
Klepierre (REIT)	14,446	634,522
L’Oreal S.A.	18,411	3,280,439
Lafarge S.A.	13,327	881,128
Lagardere SCA	8,303	241,800
Legrand S.A.	20,811	1,166,830
LVMH Moet Hennessy Louis Vuitton SE	20,755	3,631,170
Natixis S.A.	80,165	576,024
Numericable-SFR SAS (b)	6,900	366,226
Orange S.A.	137,169	2,121,170
Pernod-Ricard S.A. (a)	15,449	1,786,288
Peugeot S.A. (b)	32,001	656,359

France—(Continued)
Publicis Groupe S.A.	13,551	1,000,217
Renault S.A.	14,233	1,485,584
Rexel S.A.	20,012	322,908
Safran S.A.	21,561	1,459,101
Sanofi	87,761	8,653,214
Schneider Electric SE	40,991	2,825,530
SCOR SE	11,686	411,696
SES S.A.	24,380	817,575
Societe BIC S.A.	1,753	279,646
Societe Generale S.A.	52,822	2,462,959
Sodexo S.A.	6,625	628,291
Suez Environnement Co.	22,682	421,124
Technip S.A.	6,959	430,788
Thales S.A.	6,811	411,805
Total S.A.	157,958	7,681,354
Unibail-Rodamco SE (REIT)	7,239	1,835,814
Valeo S.A.	5,873	927,873
Vallourec S.A. (a)	8,091	164,967
Veolia Environnement S.A.	33,271	677,422
Vinci S.A.	35,881	2,071,711
Vivendi S.A. (a)	84,228	2,126,276
Wendel S.A.	2,267	277,624
Zodiac Aerospace	14,929	485,568

		89,480,714

Germany—7.9%
Adidas AG	15,290	1,169,460
Allianz SE	33,694	5,242,819
Axel Springer SE	3,006	157,686
BASF SE	67,792	5,953,935
Bayer AG	61,029	8,534,677
Bayerische Motoren Werke (BMW) AG	24,450	2,673,464
Beiersdorf AG	8,420	704,590
Brenntag AG	12,657	725,025
Commerzbank AG (b)	75,217	960,572
Continental AG	8,442	1,995,747
Daimler AG	71,067	6,461,766
Deutsche Annington Immobilien SE	32,784	923,636
Deutsche Bank AG (a)	101,837	3,056,798
Deutsche Boerse AG	13,869	1,147,277
Deutsche Lufthansa AG (b)	17,782	229,083
Deutsche Post AG	70,487	2,057,978
Deutsche Telekom AG	231,391	3,981,147
Deutsche Wohnen AG	23,542	539,104
E.ON SE	145,720	1,939,638
Evonik Industries AG	6,876	262,032
Fraport AG Frankfurt Airport Services Worldwide	2,305	144,651
Fresenius Medical Care AG & Co. KGaA	15,540	1,281,525
Fresenius SE & Co. KGaA	27,969	1,799,528
GEA Group AG	12,718	566,806
Hannover Rueck SE	5,287	512,388
HeidelbergCement AG	10,797	855,532
Henkel AG & Co. KGaA	8,633	824,569
Hugo Boss AG	4,934	550,944
Infineon Technologies AG	79,317	983,668
K&S AG (a)	14,121	594,328
Kabel Deutschland Holding AG (b)	1,650	220,574

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
LANXESS AG	7,402	$436,094
Linde AG	13,518	2,558,153
MAN SE	3,022	311,108
Merck KGaA	9,291	924,877
Metro AG	11,432	360,174
Muenchener Rueckversicherungs-Gesellschaft AG	12,534	2,220,287
OSRAM Licht AG	5,714	273,361
ProSiebenSat.1 Media AG	15,354	757,603
RTL Group S.A.	2,700	244,353
RWE AG	34,949	750,707
SAP SE	72,507	5,049,350
Siemens AG	58,520	5,889,846
Symrise AG	8,990	557,452
Telefonica Deutschland Holding AG (a)	38,600	222,775
ThyssenKrupp AG	31,754	825,672
TUI AG	32,856	533,029
United Internet AG	8,781	390,077
Volkswagen AG	2,495	576,855

		79,932,720

Hong Kong—3.1%
AIA Group, Ltd.	889,200	5,788,132
ASM Pacific Technology, Ltd. (a)	14,200	139,797
Bank of East Asia, Ltd. (The)	103,920	454,311
BOC Hong Kong Holdings, Ltd.	290,465	1,211,427
Cathay Pacific Airways, Ltd.	87,000	213,726
Cheung Kong Infrastructure Holdings, Ltd.	43,000	333,379
Cheung Kong Property Holdings, Ltd. (b)	214,440	1,773,043
CK Hutchison Holdings, Ltd.	199,440	2,936,999
CLP Holdings, Ltd.	147,377	1,254,517
First Pacific Co., Ltd.	173,250	145,742
Galaxy Entertainment Group, Ltd.	181,000	718,509
Hang Lung Properties, Ltd.	161,000	477,448
Hang Seng Bank, Ltd.	60,800	1,188,030
Henderson Land Development Co., Ltd.	89,177	611,549
HKT Trust & HKT, Ltd.	189,980	222,907
Hong Kong & China Gas Co., Ltd.	486,379	1,020,969
Hong Kong Exchanges and Clearing, Ltd.	85,000	2,995,206
Hysan Development Co., Ltd.	45,000	194,100
Kerry Properties, Ltd.	46,500	181,411
Li & Fung, Ltd.	429,600	340,284
Link REIT (The) (REIT)	181,141	1,060,638
MTR Corp., Ltd.	95,000	440,160
New World Development Co., Ltd.	348,707	457,047
Noble Group, Ltd. (a)	305,909	172,601
NWS Holdings, Ltd.	93,000	134,526
PCCW, Ltd.	281,000	167,015
Power Assets Holdings, Ltd.	99,549	905,466
Sands China, Ltd.	190,000	636,707
Shangri-La Asia, Ltd.	94,000	130,496
Sino Land Co., Ltd.	193,600	323,483
SJM Holdings, Ltd. (a)	141,000	152,251
Sun Hung Kai Properties, Ltd.	126,250	2,049,039
Swire Pacific, Ltd. - Class A	43,317	543,703
Swire Properties, Ltd.	83,600	265,268
Techtronic Industries Co., Ltd.	96,000	317,306

Hong Kong—(Continued)
WH Group, Ltd. (b)	437,000	296,807
Wharf Holdings, Ltd. (The)	104,976	698,117
Wheelock & Co., Ltd.	68,000	347,748
Wynn Macau, Ltd. (a)	104,000	172,163
Yue Yuen Industrial Holdings, Ltd.	50,500	167,819

		31,639,846

Ireland—0.9%
Bank of Ireland (b)	2,013,826	811,003
CRH plc	59,982	1,690,580
Experian plc	72,050	1,312,283
James Hardie Industries plc	30,172	401,177
Kerry Group plc - Class A	13,003	962,634
Shire plc	44,035	3,542,941

		8,720,618

Israel—0.6%
Bank Hapoalim B.M.	85,977	463,189
Bank Leumi Le-Israel B.M. (b)	120,713	510,633
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	303,318
Israel Chemicals, Ltd.	45,583	318,601
NICE Systems, Ltd.	5,213	331,947
Teva Pharmaceutical Industries, Ltd.	66,400	3,937,151

		5,864,839

Italy—2.1%
Assicurazioni Generali S.p.A.	86,150	1,549,615
Atlantia S.p.A.	28,975	714,687
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	167,772	326,202
Banco Popolare SC (b)	24,000	394,137
Enel Green Power S.p.A.	152,537	297,730
Enel S.p.A. (a)	521,451	2,356,195
ENI S.p.A.	188,316	3,338,447
Exor S.p.A.	6,830	325,574
Finmeccanica S.p.A. (b)	28,782	361,312
Intesa Sanpaolo S.p.A.	933,282	3,377,744
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	208,379
Luxottica Group S.p.A.	11,742	780,825
Mediobanca S.p.A.	44,816	438,569
Pirelli & C S.p.A.	17,048	286,980
Prysmian S.p.A.	13,126	283,136
Saipem S.p.A. (a) (b)	18,391	194,329
Snam S.p.A.	154,632	734,380
Telecom Italia S.p.A. (b)	780,821	989,885
Telecom Italia S.p.A. - Risparmio Shares (a)	501,246	510,019
Terna Rete Elettrica Nazionale S.p.A. (a)	118,746	523,965
UniCredit S.p.A.	360,470	2,416,989
Unione di Banche Italiane SCPA	67,193	538,051
UnipolSai S.p.A.	64,500	159,574

		21,106,724

Japan—21.7%
Aeon Co., Ltd. (a)	51,500	730,650
AEON Financial Service Co., Ltd. (a)	8,400	233,170

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aeon Mall Co., Ltd.	6,800	$127,817
Air Water, Inc.	10,000	182,540
Aisin Seiki Co., Ltd.	16,500	701,255
Ajinomoto Co., Inc.	44,000	952,540
Alfresa Holdings Corp.	12,000	186,543
Amada Co., Ltd.	27,000	285,125
ANA Holdings, Inc.	84,000	227,857
Aozora Bank, Ltd.	77,000	290,026
Asahi Glass Co., Ltd. (a)	72,000	431,665
Asahi Group Holdings, Ltd.	30,700	975,912
Asahi Kasei Corp.	97,000	794,725
Asics Corp.	11,000	285,954
Astellas Pharma, Inc.	158,700	2,261,718
Bandai Namco Holdings, Inc.	12,500	241,424
Bank of Kyoto, Ltd. (The)	22,000	252,118
Bank of Yokohama, Ltd. (The)	83,000	508,645
Bridgestone Corp. (a)	47,200	1,744,936
Brother Industries, Ltd.	16,400	232,053
Calbee, Inc.	5,500	231,247
Canon, Inc. (a)	79,000	2,563,922
Casio Computer Co., Ltd.	16,900	333,194
Central Japan Railway Co.	10,400	1,877,385
Chiba Bank, Ltd. (The)	49,000	373,276
Chubu Electric Power Co., Inc.	47,800	712,321
Chugai Pharmaceutical Co., Ltd.	15,100	520,928
Chugoku Bank, Ltd. (The)	12,000	189,208
Chugoku Electric Power Co., Inc. (The) (a)	23,700	345,412
Citizen Holdings Co., Ltd. (a)	20,500	142,969
Credit Saison Co., Ltd. (a)	10,500	225,877
Dai Nippon Printing Co., Ltd.	40,000	412,997
Dai-ichi Life Insurance Co., Ltd. (The)	77,000	1,512,457
Daicel Corp.	22,000	282,419
Daihatsu Motor Co., Ltd. (a)	14,000	199,268
Daiichi Sankyo Co., Ltd.	45,200	834,081
Daikin Industries, Ltd.	16,800	1,208,272
Daito Trust Construction Co., Ltd.	5,000	517,010
Daiwa House Industry Co., Ltd. (a)	47,500	1,106,752
Daiwa Securities Group, Inc.	126,000	941,332
Denso Corp.	36,700	1,826,795
Dentsu, Inc.	15,200	792,680
Don Quijote Holdings Co., Ltd.	8,200	348,020
East Japan Railway Co.	24,700	2,220,916
Eisai Co., Ltd.	18,200	1,219,241
Electric Power Development Co., Ltd.	10,900	384,795
FamilyMart Co., Ltd.	4,300	197,556
FANUC Corp.	15,100	3,083,107
Fast Retailing Co., Ltd.	3,900	1,769,338
Fuji Electric Co., Ltd.	43,000	184,819
Fuji Heavy Industries, Ltd.	45,600	1,675,199
FUJIFILM Holdings Corp.	36,700	1,310,631
Fujitsu, Ltd.	135,000	752,849
Fukuoka Financial Group, Inc.	53,000	274,717
Gunma Bank, Ltd. (The)	26,000	191,931
Hachijuni Bank, Ltd. (The)	30,000	226,337
Hakuhodo DY Holdings, Inc.	17,600	187,949
Hamamatsu Photonics KK	9,600	282,332
Hankyu Hanshin Holdings, Inc.	83,000	490,016

Japan—(Continued)
Hino Motors, Ltd.	19,000	234,836
Hirose Electric Co., Ltd.	2,300	329,158
Hiroshima Bank, Ltd. (The)	38,000	227,037
Hisamitsu Pharmaceutical Co., Inc.	4,500	174,293
Hitachi Chemical Co., Ltd.	8,000	144,170
Hitachi Construction Machinery Co., Ltd.	6,400	112,070
Hitachi High-Technologies Corp.	4,800	135,814
Hitachi Metals, Ltd.	20,000	306,809
Hitachi, Ltd.	358,000	2,358,450
Hokuhoku Financial Group, Inc.	85,000	200,568
Hokuriku Electric Power Co. (a)	12,000	178,627
Honda Motor Co., Ltd.	120,900	3,909,050
Hoya Corp.	31,900	1,277,622
Hulic Co., Ltd.	18,600	165,491
Ibiden Co., Ltd.	9,500	161,158
IHI Corp.	99,000	461,531
Iida Group Holdings Co., Ltd.	12,700	202,192
Inpex Corp.	71,100	808,773
Isetan Mitsukoshi Holdings, Ltd. (a)	26,900	480,589
Isuzu Motors, Ltd.	42,000	551,211
ITOCHU Corp.	116,900	1,543,364
Iyo Bank, Ltd. (The)	17,000	208,741
J Front Retailing Co., Ltd.	23,000	432,761
Japan Airlines Co., Ltd.	8,400	292,822
Japan Airport Terminal Co., Ltd. (a)	3,300	179,637
Japan Exchange Group, Inc.	23,200	752,635
Japan Prime Realty Investment Corp. (REIT)	49	152,613
Japan Real Estate Investment Corp. (REIT)	105	476,569
Japan Retail Fund Investment Corp. (REIT)	202	404,043
Japan Tobacco, Inc.	82,200	2,925,829
JFE Holdings, Inc.	35,500	787,433
JGC Corp.	14,000	264,266
Joyo Bank, Ltd. (The)	54,000	302,467
JSR Corp.	19,100	337,034
JTEKT Corp.	20,000	378,358
JX Holdings, Inc.	163,100	705,963
Kajima Corp.	59,000	277,043
Kakaku.com, Inc. (a)	11,000	159,692
Kamigumi Co., Ltd.	17,000	159,327
Kaneka Corp.	22,000	162,203
Kansai Electric Power Co., Inc. (The) (b)	55,000	608,035
Kansai Paint Co., Ltd.	15,000	232,348
Kao Corp.	39,800	1,850,192
Kawasaki Heavy Industries, Ltd.	124,000	578,126
KDDI Corp.	127,500	3,066,858
Keihan Electric Railway Co., Ltd. (a)	39,000	228,848
Keikyu Corp.	36,000	271,630
Keio Corp.	45,000	321,911
Keisei Electric Railway Co., Ltd.	20,000	237,785
Keyence Corp.	3,300	1,779,533
Kikkoman Corp.	12,000	374,681
Kintetsu Group Holdings Co., Ltd. (a)	125,120	426,063
Kirin Holdings Co., Ltd.	62,000	853,542
Kobe Steel, Ltd.	272,000	457,537
Koito Manufacturing Co., Ltd.	7,000	272,861
Komatsu, Ltd.	67,200	1,346,891
Konica Minolta, Inc.	37,000	433,126

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kubota Corp.	89,000	$1,410,840
Kuraray Co., Ltd.	24,500	299,509
Kurita Water Industries, Ltd.	7,100	165,176
Kyocera Corp.	24,900	1,294,063
Kyowa Hakko Kirin Co., Ltd. (a)	20,000	261,444
Kyushu Electric Power Co., Inc. (a) (b)	28,400	328,902
Lawson, Inc.	4,900	335,241
LIXIL Group Corp.	18,800	372,924
M3, Inc.	18,600	373,632
Mabuchi Motor Co., Ltd.	3,600	227,511
Makita Corp.	9,500	514,822
Marubeni Corp.	133,500	764,997
Marui Group Co., Ltd. (a)	16,000	216,057
Mazda Motor Corp.	41,400	814,723
Medipal Holdings Corp.	10,700	174,159
MEIJI Holdings Co., Ltd.	5,100	657,951
Minebea Co., Ltd.	24,000	395,795
Miraca Holdings, Inc.	4,000	199,340
Mitsubishi Chemical Holdings Corp.	95,500	599,039
Mitsubishi Corp.	101,300	2,224,891
Mitsubishi Electric Corp.	141,000	1,817,923
Mitsubishi Estate Co., Ltd.	91,000	1,955,296
Mitsubishi Gas Chemical Co., Inc.	26,000	145,551
Mitsubishi Heavy Industries, Ltd.	225,000	1,368,034
Mitsubishi Materials Corp.	79,000	303,206
Mitsubishi Motors Corp.	44,999	382,992
Mitsubishi Tanabe Pharma Corp.	15,000	224,420
Mitsubishi UFJ Financial Group, Inc.	942,488	6,745,473
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	226,972
Mitsui & Co., Ltd.	132,217	1,793,337
Mitsui Chemicals, Inc.	57,000	211,382
Mitsui Fudosan Co., Ltd.	68,000	1,898,827
Mitsui OSK Lines, Ltd. (a)	75,000	239,684
Mizuho Financial Group, Inc.	1,708,100	3,683,821
MS&AD Insurance Group Holdings	40,200	1,251,607
Murata Manufacturing Co., Ltd.	15,300	2,668,032
Nabtesco Corp.	12,700	317,037
Nagoya Railroad Co., Ltd. (a)	62,000	231,898
NEC Corp.	185,000	560,423
NGK Insulators, Ltd.	23,000	592,535
NGK Spark Plug Co., Ltd.	12,000	332,088
NH Foods, Ltd.	14,000	318,740
Nidec Corp.	15,700	1,177,795
Nikon Corp. (a)	23,100	267,052
Nintendo Co., Ltd.	8,300	1,386,036
Nippon Building Fund, Inc. (REIT)	118	516,346
Nippon Electric Glass Co., Ltd. (a)	31,000	156,802
Nippon Express Co., Ltd.	59,000	290,010
Nippon Paint Holdings Co., Ltd.	13,000	366,716
Nippon Prologis REIT, Inc. (REIT)	109	200,693
Nippon Steel Sumitomo Metal Corp.	556,000	1,440,117
Nippon Telegraph & Telephone Corp.	56,400	2,041,551
Nippon Yusen KK	142,000	395,266
Nissan Motor Co., Ltd.	181,800	1,888,747
Nisshin Seifun Group, Inc.	15,700	208,710
Nissin Foods Holdings Co., Ltd. (a)	4,700	206,138
Nitori Holdings Co., Ltd.	5,300	431,102

Japan—(Continued)
Nitto Denko Corp.	12,600	1,034,894
NOK Corp.	7,100	220,070
Nomura Holdings, Inc.	274,700	1,851,827
Nomura Real Estate Holdings, Inc.	13,100	274,367
Nomura Research Institute, Ltd.	8,200	320,528
NSK, Ltd.	39,000	602,054
NTT Data Corp.	10,776	470,773
NTT DoCoMo, Inc.	114,200	2,185,462
Obayashi Corp.	45,000	328,143
Odakyu Electric Railway Co., Ltd. (a)	44,000	410,749
OJI Holdings Corp.	68,000	295,424
Olympus Corp.	19,600	675,862
Omron Corp.	16,400	712,419
Ono Pharmaceutical Co., Ltd.	6,400	698,091
Oriental Land Co., Ltd. (a)	16,000	1,021,108
ORIX Corp.	96,000	1,433,516
Osaka Gas Co., Ltd.	161,000	635,449
Otsuka Corp.	3,700	172,809
Otsuka Holdings Co., Ltd. (a)	28,200	896,553
Panasonic Corp.	161,200	2,209,133
Rakuten, Inc.	56,700	913,387
Recruit Holdings Co., Ltd.	10,200	311,094
Resona Holdings, Inc.	156,800	853,782
Ricoh Co., Ltd.	51,000	528,676
Rinnai Corp.	2,800	221,615
Rohm Co., Ltd.	6,700	447,996
Santen Pharmaceutical Co., Ltd.	27,500	389,137
SBI Holdings, Inc. (a)	19,011	261,639
Secom Co., Ltd.	15,800	1,025,070
Sega Sammy Holdings, Inc.	13,300	173,824
Seibu Holdings, Inc.	9,000	209,082
Seiko Epson Corp.	20,000	354,360
Sekisui Chemical Co., Ltd.	39,000	477,598
Sekisui House, Ltd.	46,800	741,489
Seven & I Holdings Co., Ltd.	55,000	2,362,195
Seven Bank, Ltd. (a)	43,000	198,722
Sharp Corp. (a) (b)	103,000	125,729
Shikoku Electric Power Co., Inc.	15,100	225,774
Shimadzu Corp.	17,000	230,589
Shimamura Co., Ltd.	1,400	146,822
Shimano, Inc.	5,600	763,744
Shimizu Corp.	54,000	454,655
Shin-Etsu Chemical Co., Ltd.	30,100	1,867,301
Shinsei Bank, Ltd.	160,000	321,973
Shionogi & Co., Ltd.	25,000	968,524
Shiseido Co., Ltd.	29,300	664,690
Shizuoka Bank, Ltd. (The)	41,000	428,041
SMC Corp.	4,000	1,203,559
SoftBank Corp.	72,100	4,244,031
Sompo Japan Nipponkoa Holdings, Inc.	26,999	990,158
Sony Corp. (b)	85,000	2,412,464
Sony Financial Holdings, Inc.	12,800	224,243
Stanley Electric Co., Ltd.	11,800	246,442
Sumitomo Chemical Co., Ltd.	109,000	654,841
Sumitomo Corp.	81,000	940,897
Sumitomo Electric Industries, Ltd.	56,334	872,763
Sumitomo Heavy Industries, Ltd.	39,000	226,766

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Metal Mining Co., Ltd.	40,000	$608,338
Sumitomo Mitsui Financial Group, Inc.	94,700	4,208,629
Sumitomo Mitsui Trust Holdings, Inc.	265,262	1,213,898
Sumitomo Realty & Development Co., Ltd.	28,000	981,598
Sumitomo Rubber Industries, Ltd. (a)	12,500	193,380
Suntory Beverage & Food, Ltd.	10,400	418,200
Suruga Bank, Ltd.	13,000	278,781
Suzuken Co., Ltd.	5,800	185,366
Suzuki Motor Corp.	26,200	884,496
Sysmex Corp.	12,400	738,238
T&D Holdings, Inc.	49,200	733,015
Taiheiyo Cement Corp.	82,000	239,765
Taisei Corp.	69,000	396,096
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	202,206
Takashimaya Co., Ltd.	19,000	172,219
Takeda Pharmaceutical Co., Ltd.	58,500	2,823,550
TDK Corp.	10,500	808,316
Teijin, Ltd.	66,000	255,985
Terumo Corp.	21,600	519,356
THK Co., Ltd.	7,700	166,293
Tobu Railway Co., Ltd.	73,000	313,586
Toho Co., Ltd.	8,500	212,468
Toho Gas Co., Ltd.	31,000	183,547
Tohoku Electric Power Co., Inc.	39,800	538,391
Tokio Marine Holdings, Inc.	51,400	2,131,683
Tokyo Electric Power Co., Inc. (b)	123,600	673,218
Tokyo Electron, Ltd.	12,400	783,027
Tokyo Gas Co., Ltd.	170,000	902,126
Tokyo Tatemono Co., Ltd.	14,500	200,880
Tokyu Corp.	96,000	642,857
Tokyu Fudosan Holdings Corp.	37,000	286,394
TonenGeneral Sekiyu KK	18,000	167,903
Toppan Printing Co., Ltd.	41,000	342,819
Toray Industries, Inc.	111,000	937,349
Toshiba Corp.	313,000	1,072,716
TOTO, Ltd. (a)	19,000	342,205
Toyo Seikan Group Holdings, Ltd.	10,200	163,369
Toyo Suisan Kaisha, Ltd.	6,000	218,322
Toyota Industries Corp.	12,600	718,012
Toyota Motor Corp.	201,900	13,505,523
Toyota Tsusho Corp.	14,200	380,889
Trend Micro, Inc.	7,000	241,026
Unicharm Corp.	26,700	634,501
United Urban Investment Corp. (REIT)	167	236,095
USS Co., Ltd.	16,600	299,188
West Japan Railway Co.	11,700	748,702
Yahoo Japan Corp. (a)	101,500	409,281
Yakult Honsha Co., Ltd. (a)	6,300	372,555
Yamada Denki Co., Ltd. (a)	55,900	223,502
Yamaguchi Financial Group, Inc.	15,000	186,788
Yamaha Corp.	11,000	221,805
Yamaha Motor Co., Ltd.	17,800	389,047
Yamato Holdings Co., Ltd.	27,000	520,974
Yaskawa Electric Corp. (a)	18,000	230,012
Yokogawa Electric Corp.	16,300	209,468
Yokohama Rubber Co., Ltd. (The) (a)	8,000	160,584

		220,093,259

Luxembourg—0.2%
Altice S.A. (b)	6,070	840,553
ArcelorMittal (a)	75,087	730,645
Tenaris S.A. (a)	32,705	441,215

		2,012,413

Netherlands—2.6%
Aegon NV	144,233	1,058,391
Airbus Group SE	43,423	2,811,659
Akzo Nobel NV	17,901	1,307,203
ASML Holding NV	26,377	2,736,998
Boskalis Westminster NV	6,001	294,422
CNH Industrial NV (a)	78,026	710,652
Delta Lloyd NV	14,459	237,716
Fiat Chrysler Automobiles NV (b)	59,813	869,083
Gemalto NV (a)	5,659	504,835
Heineken Holding NV	8,233	579,238
Heineken NV	16,408	1,248,449
ING Groep NV	285,044	4,723,785
Koninklijke Ahold NV	66,939	1,258,040
Koninklijke DSM NV	13,385	777,664
Koninklijke KPN NV	230,706	884,911
Koninklijke Philips NV	70,528	1,799,036
Koninklijke Vopak NV (a)	4,391	221,861
NN Group NV	14,226	399,329
OCI NV (b)	6,200	175,673
QIAGEN NV (b)	20,370	501,734
Randstad Holding NV	9,402	614,314
Reed Elsevier NV	53,546	1,273,164
STMicroelectronics NV	44,693	365,653
TNT Express NV	37,717	319,581
Wolters Kluwer NV	20,745	618,142

		26,291,533

New Zealand—0.1%
Auckland International Airport, Ltd.	99,212	330,886
Fletcher Building, Ltd.	56,031	308,303
Meridian Energy, Ltd.	124,449	181,669
Ryman Healthcare, Ltd.	29,900	160,509
Spark New Zealand, Ltd.	190,899	360,599

		1,341,966

Norway—0.6%
DNB ASA	70,539	1,171,164
Gjensidige Forsikring ASA	14,357	230,420
Norsk Hydro ASA	92,923	390,240
Orkla ASA	68,492	536,081
Seadrill, Ltd. (a)	27,606	286,067
Statoil ASA	82,820	1,473,408
Subsea 7 S.A. (a) (b)	18,500	180,286
Telenor ASA	58,784	1,284,865
Yara International ASA	12,261	637,486

		6,190,017

Portugal—0.2%
Banco Comercial Portugues S.A. - Class R (a) (b)	2,472,000	214,533

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
Banco Espirito Santo S.A. (b) (c) (d)	199,038	$0
EDP - Energias de Portugal S.A.	198,295	751,990
Galp Energia SGPS S.A.	31,688	371,113
Jeronimo Martins SGPS S.A.	16,641	213,606

		1,551,242

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	141,000	257,310
CapitaCommercial Trust (REIT)	143,000	165,436
CapitaLand, Ltd.	227,200	589,889
CapitaMall Trust (REIT)	240,200	382,672
City Developments, Ltd.	34,000	246,144
ComfortDelGro Corp., Ltd.	153,000	355,674
DBS Group Holdings, Ltd.	134,767	2,068,396
Genting Singapore plc (a)	418,200	277,744
Global Logistic Properties, Ltd.	278,000	521,391
Golden Agri-Resources, Ltd. (a)	492,569	149,907
Hutchison Port Holdings Trust - Class U	538,000	338,702
Jardine Cycle & Carriage, Ltd. (a)	8,000	196,391
Keppel Corp., Ltd. (a)	102,700	626,072
Oversea-Chinese Banking Corp., Ltd.	219,364	1,656,707
Sembcorp Industries, Ltd.	71,000	205,031
Singapore Airlines, Ltd.	36,940	294,598
Singapore Exchange, Ltd.	56,000	324,487
Singapore Press Holdings, Ltd. (a)	107,250	324,734
Singapore Technologies Engineering, Ltd.	130,000	318,305
Singapore Telecommunications, Ltd.	581,820	1,809,406
Suntec Real Estate Investment Trust (REIT) (a)	179,000	228,856
United Overseas Bank, Ltd.	95,392	1,632,614
UOL Group, Ltd.	33,000	169,374
Wilmar International, Ltd.	130,000	316,324
Yangzijiang Shipbuilding Holdings, Ltd.	151,000	158,691

		13,614,855

Spain—3.3%
Abertis Infraestructuras S.A.	30,059	492,254
ACS Actividades de Construccion y Servicios S.A.	12,742	410,889
Aena S.A. (144A) (b)	5,774	604,598
Amadeus IT Holding S.A. - A Shares	33,021	1,313,972
Banco Bilbao Vizcaya Argentaria S.A.	465,485	4,576,273
Banco de Sabadell S.A. (a)	360,561	869,238
Banco de Sabadell S.A. - Interim Shares	6,085	14,679
Banco Popular Espanol S.A. (a)	128,908	626,818
Banco Santander S.A.	1,059,033	7,388,595
Bankia S.A. (a) (b)	323,299	410,976
Bankinter S.A.	48,939	362,613
CaixaBank S.A.	169,489	787,357
Distribuidora Internacional de Alimentacion S.A. (a)	40,490	309,789
Enagas S.A. (a)	15,504	422,348
Endesa S.A. (a)	23,384	447,978
Ferrovial S.A.	36,266	787,981
Gas Natural SDG S.A. (a)	24,586	558,485
Grifols S.A. (a)	11,921	481,223
Iberdrola S.A.	392,358	2,648,790

Spain—(Continued)
Inditex S.A.	80,481	2,623,023
International Consolidated Airlines Group S.A. - Class DI (b)	71,373	556,793
Mapfre S.A.	74,474	256,944
Red Electrica Corp. S.A. (a)	7,572	607,842
Repsol S.A.	79,570	1,399,895
Telefonica S.A.	330,259	4,703,949
Zardoya Otis S.A. (a)	9,525	103,597

		33,766,899

Sweden—2.8%
Alfa Laval AB (a)	20,852	366,225
Assa Abloy AB - Class B	76,998	1,448,586
Atlas Copco AB - A Shares	47,637	1,330,001
Atlas Copco AB - B Shares	26,827	666,686
Boliden AB	18,744	340,993
Electrolux AB - Series B	17,118	535,118
Elekta AB - B Shares (a)	26,324	164,925
Getinge AB - B Shares	13,484	324,063
Hennes & Mauritz AB - B Shares	70,872	2,722,116
Hexagon AB - B Shares	17,090	618,163
Husqvarna AB - B Shares	25,677	193,178
ICA Gruppen AB (a)	5,619	199,052
Industrivarden AB - C Shares	16,050	301,843
Investment AB Kinnevik - B Shares	16,520	521,309
Investor AB - B Shares	35,158	1,307,055
Lundin Petroleum AB (a) (b)	16,017	274,010
Millicom International Cellular S.A.	5,384	396,321
Nordea Bank AB	224,105	2,787,903
Sandvik AB	84,986	937,422
Securitas AB - B Shares	21,462	283,285
Skandinaviska Enskilda Banken AB - Class A	113,626	1,449,915
Skanska AB - B Shares	30,119	609,832
SKF AB - B Shares	32,785	746,596
Svenska Cellulosa AB SCA - B Shares	46,579	1,183,026
Svenska Handelsbanken AB - A Shares	107,106	1,559,674
Swedbank AB - A Shares	64,776	1,507,347
Swedish Match AB	14,499	411,500
Tele2 AB - B Shares	21,032	243,919
Telefonaktiebolaget LM Ericsson - B Shares	224,535	2,322,138
TeliaSonera AB	181,622	1,067,483
Volvo AB - B Shares	112,044	1,387,724

		28,207,408

Switzerland—9.1%
ABB, Ltd. (b)	165,867	3,477,107
Actelion, Ltd. (b)	7,563	1,109,540
Adecco S.A. (b)	11,954	972,854
Aryzta AG (b)	7,132	351,988
Baloise Holding AG	4,297	523,838
Barry Callebaut AG (a) (b)	132	150,180
Chocoladefabriken Lindt & Spruengli AG	7	437,458
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	428,182
Cie Financiere Richemont S.A.	38,761	3,160,920
Coca-Cola HBC AG (b)	13,800	296,489

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Credit Suisse Group AG (b)	110,853	$3,047,263
Dufry AG (b)	2,000	278,262
EMS-Chemie Holding AG	579	244,181
Geberit AG	2,659	888,207
Givaudan S.A. (b)	717	1,243,076
Glencore plc (b)	828,169	3,327,639
Holcim, Ltd. (b)	16,305	1,205,881
Julius Baer Group, Ltd. (b)	15,588	876,092
Kuehne & Nagel International AG	4,135	549,500
Lonza Group AG (b)	3,785	506,961
Nestle S.A.	237,926	17,205,970
Novartis AG	169,714	16,770,308
Pargesa Holding S.A.	1,694	113,784
Partners Group Holding AG	1,228	366,831
Roche Holding AG	51,835	14,559,085
Schindler Holding AG	1,428	233,133
Schindler Holding AG (Participation Certificate)	3,222	527,834
SGS S.A.	429	783,981
Sika AG	170	599,368
Sonova Holding AG	4,058	549,544
Sulzer AG	1,649	169,345
Swatch Group AG (The)	3,213	240,789
Swatch Group AG (The) - Bearer Shares	2,384	930,157
Swiss Life Holding AG (b)	2,699	619,167
Swiss Prime Site AG (b)	4,882	370,586
Swiss Re AG	25,597	2,265,093
Swisscom AG	1,911	1,070,786
Syngenta AG	6,727	2,757,763
Transocean, Ltd. (Swiss-Traded Shares) (a)	24,746	401,668
UBS Group AG	269,444	5,715,509
Zurich Insurance Group AG (b)	11,105	3,386,416

		92,712,735

United Kingdom—18.9%
3i Group plc	83,477	677,456
Aberdeen Asset Management plc	61,345	389,378
Admiral Group plc	16,009	348,859
Aggreko plc	17,661	399,364
Amec Foster Wheeler plc	28,170	361,886
Anglo American plc	100,587	1,454,738
Antofagasta plc	26,957	292,084
ARM Holdings plc	102,474	1,678,587
Ashtead Group plc	36,539	632,481
Associated British Foods plc	27,546	1,245,574
AstraZeneca plc	93,154	5,928,702
Aviva plc	293,788	2,279,229
Babcock International Group plc	22,688	385,003
BAE Systems plc	242,267	1,720,989
Barclays plc	1,211,615	4,959,447
Barratt Developments plc	73,185	706,946
BG Group plc	248,517	4,139,290
BHP Billiton plc	156,033	3,067,713
BP plc	1,339,590	8,848,201
British American Tobacco plc	137,527	7,397,954
British Land Co. plc (The) (REIT)	73,348	916,458
BT Group plc	617,446	4,376,872

United Kingdom—(Continued)
Bunzl plc	27,344	748,247
Burberry Group plc	32,742	810,087
Capita plc	48,717	949,804
Carnival plc	15,318	784,209
Centrica plc	369,393	1,534,999
Cobham plc	99,074	409,526
Compass Group plc	123,769	2,052,099
Croda International plc	9,658	417,746
Diageo plc	185,358	5,377,818
Direct Line Insurance Group plc	96,493	510,052
Dixons Carphone plc	68,700	489,612
easyJet plc	10,815	262,715
Fiat Chrysler Automobiles NV (b)	10,974	160,508
Fresnillo plc (a)	22,254	243,111
G4S plc	106,542	449,720
GKN plc	126,099	662,678
GlaxoSmithKline plc	357,799	7,454,841
Hammerson plc (REIT)	56,484	547,473
Hargreaves Lansdown plc	16,913	306,446
HSBC Holdings plc	1,412,837	12,660,479
ICAP plc	36,213	301,306
IMI plc	20,055	354,593
Imperial Tobacco Group plc	71,347	3,447,666
Inmarsat plc	28,473	409,462
InterContinental Hotels Group plc	18,621	751,931
Intertek Group plc	14,174	545,676
Intu Properties plc (REIT) (a)	62,951	304,359
Investec plc	41,855	376,220
J Sainsbury plc (a)	85,611	357,090
Johnson Matthey plc	16,508	788,738
Kingfisher plc	189,541	1,033,518
Land Securities Group plc (REIT)	59,558	1,126,972
Legal & General Group plc	444,946	1,740,213
Lloyds Banking Group plc	4,212,772	5,660,408
London Stock Exchange Group plc	21,954	819,755
Marks & Spencer Group plc	118,772	1,002,491
Meggitt plc	55,862	410,225
Melrose Industries plc	67,335	261,930
Merlin Entertainments plc (144A)	52,353	351,371
Mondi plc	27,093	583,328
National Grid plc	275,883	3,550,975
Next plc	11,690	1,370,918
Old Mutual plc	378,865	1,199,446
Pearson plc	63,486	1,204,211
Persimmon plc (b)	20,663	642,752
Petrofac, Ltd. (a)	17,337	252,556
Prudential plc	189,352	4,573,395
Randgold Resources, Ltd.	6,351	426,507
Reckitt Benckiser Group plc	48,068	4,154,390
Reed Elsevier plc	81,271	1,324,483
Rexam plc	46,152	400,895
Rio Tinto plc	93,883	3,864,885
Rolls-Royce Holdings plc (b)	138,645	1,899,466
Royal Bank of Scotland Group plc (b)	196,011	1,084,038
Royal Dutch Shell plc - A Shares	286,740	8,068,899
Royal Dutch Shell plc - B Shares	180,054	5,125,194
Royal Mail plc	56,481	456,767

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
RSA Insurance Group plc	72,429	$452,054
SABMiller plc	72,712	3,773,124
Sage Group plc (The)	79,455	640,313
Schroders plc	8,724	435,421
Segro plc (REIT)	61,844	394,218
Severn Trent plc	16,575	542,062
Sky plc	73,819	1,205,212
Smith & Nephew plc	66,221	1,119,992
Smiths Group plc	31,976	567,212
Sports Direct International plc (b)	18,899	213,319
SSE plc	74,903	1,812,158
Standard Chartered plc	182,247	2,918,057
Standard Life plc	143,071	998,044
Tate & Lyle plc	33,576	274,194
Taylor Wimpey plc	240,026	700,700
Tesco plc	621,955	2,077,710
Travis Perkins plc	16,708	554,047
Tullow Oil plc	61,905	330,476
Unilever NV	120,187	5,020,234
Unilever plc	96,470	4,150,644
United Utilities Group plc	48,207	676,045
Vodafone Group plc	1,955,179	7,136,216
Weir Group plc (The)	17,104	456,037
Whitbread plc	14,502	1,129,341
William Hill plc	58,853	373,594
WM Morrison Supermarkets plc (a)	166,578	473,309
Wolseley plc	18,911	1,207,064
WPP plc	97,220	2,183,486

		191,080,693

Total Common Stocks (Cost $833,362,748)		957,193,286

Mutual Fund—3.0%

United States—3.0%
iShares MSCI EAFE ETF (a) (e) (Cost $30,763,196)	485,500	30,824,395

Preferred Stocks—0.6%

Germany—0.6%
Bayerische Motoren Werke (BMW) AG	3,505	296,444
FUCHS Petrolub SE	4,900	206,793
Henkel AG & Co. KGaA	12,771	1,431,364
Porsche Automobil Holding SE	11,870	999,095
Volkswagen AG	12,003	2,780,876

Total Preferred Stocks (Cost $3,331,729)		5,714,572

Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Singapore—0.0%
Jardine Cycle & Carriage, Ltd., Expires 07/15/15 (b)	889	4,687

Spain—0.0%
Abertis Infraestructuras S.A. (b)	30,059	24,633
Repsol S.A., Expires 07/03/15 (a) (b)	79,570	41,225
Zardoya Otis S.A., Expires 06/30/15 (a) (b)	9,525	4,150

		70,008

Total Rights (Cost $74,135)		74,695

Short-Term Investments—6.1%

Discount Notes—1.6%
Fannie Mae 0.135%, 09/30/15 (f)	1,850,000	1,849,369
Federal Home Loan Bank 0.050%, 08/26/15 (f)	225,000	224,982
0.064%, 07/08/15 (f)	700,000	699,990
0.078%, 07/29/15 (f)	750,000	749,953
0.080%, 09/02/15 (f)	6,175,000	6,174,136
0.111%, 08/07/15 (f)	1,600,000	1,599,816
0.144%, 11/25/15 (f)	425,000	424,752
0.151%, 11/16/15 (f)	725,000	724,583
0.166%, 11/06/15 (f)	3,500,000	3,497,947
Federal Home Loan Mortgage Corp. 0.130%, 09/14/15 (f)	700,000	699,810

		16,645,338

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (g)	44,698,936	44,698,936

U.S. Treasury—0.1%
U.S. Treasury Bills 0.023%, 07/16/15 (f)	650,000	649,994

Total Short-Term Investments (Cost $61,994,268)		61,994,268

Total Investments—104.2% (Cost $929,526,076) (h)		1,055,801,216
Other assets and liabilities (net)—(4.2)%		(42,365,551)

Net Assets—100.0%		$1,013,435,665

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $42,312,927 and the collateral received consisted of cash in the amount of $44,698,936 and non-cash collateral with a value of $17,719. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of June 30, 2015, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2015, the market value of securities pledged was $1,904,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(h)	As of June 30, 2015, the aggregate cost of investments was $929,526,076. The aggregate unrealized appreciation and depreciation of investments were $240,261,179 and $(113,986,039), respectively, resulting in net unrealized appreciation of $126,275,140.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $901,405, which is 0.1% of net assets.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of June 30, 2015 (Unaudited)	% of Net Assets
Banks	13.0
Pharmaceuticals	8.9
Insurance	5.4
Oil, Gas & Consumable Fuels	4.6
Automobiles	4.1
Chemicals	3.4
Diversified Telecommunication Services	2.9
Food Products	2.8
Metals & Mining	2.7
Machinery	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	09/18/15	179	USD	16,680,475	$(266,175)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$537,609	$64,833,066	$—	$65,370,675
Austria	—	1,704,193	—	1,704,193
Belgium	—	12,495,358	—	12,495,358
Denmark	—	16,063,196	—	16,063,196
Finland	—	7,951,383	—	7,951,383
France	—	89,480,714	—	89,480,714
Germany	—	79,932,720	—	79,932,720
Hong Kong	1,773,043	29,866,803	—	31,639,846
Ireland	—	8,720,618	—	8,720,618
Israel	—	5,864,839	—	5,864,839
Italy	—	21,106,724	—	21,106,724
Japan	—	220,093,259	—	220,093,259
Luxembourg	—	2,012,413	—	2,012,413
Netherlands	869,083	25,422,450	—	26,291,533
New Zealand	—	1,341,966	—	1,341,966
Norway	—	6,190,017	—	6,190,017
Portugal	—	1,551,242	0	1,551,242
Singapore	—	13,614,855	—	13,614,855
Spain	14,679	33,752,220	—	33,766,899
Sweden	—	28,207,408	—	28,207,408
Switzerland	—	92,712,735	—	92,712,735
United Kingdom	—	191,080,693	—	191,080,693
Total Common Stocks	3,194,414	953,998,872	0	957,193,286
Total Mutual Fund*	30,824,395	—	—	30,824,395
Total Preferred Stocks*	—	5,714,572	—	5,714,572
Total Rights*	74,695	—	—	74,695
Short-Term Investments
Discount Notes	—	16,645,338	—	16,645,338
Mutual Fund	44,698,936	—	—	44,698,936
U.S. Treasury	—	649,994	—	649,994
Total Short-Term Investments	44,698,936	17,295,332	—	61,994,268
Total Investments	$78,792,440	$977,008,776	$0	$1,055,801,216

Collateral for securities loaned (Liability)	$—	$(44,698,936)	$—	$(44,698,936)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(266,175)	$—	$—	$(266,175)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $4,958,816 were due to the application of a systematic fair valuation model factor.

As of June 30, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at June 30, 2015 have not been presented.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,055,801,216
Cash	23,426
Cash denominated in foreign currencies (c)	77,964
Receivable for:
Investments sold	30,654
Fund shares sold	651,575
Dividends	3,381,469

Total Assets	1,059,966,304
Liabilities
Collateral for securities loaned	44,698,936
Payables for:
Investments purchased	176,165
Fund shares redeemed	759,147
Variation margin on futures contracts	45,645
Accrued expenses:
Management fees	253,557
Distribution and service fees	117,681
Deferred trustees’ fees	68,805
Other expenses	410,703

Total Liabilities	46,530,639

Net Assets	$1,013,435,665

Net assets consist of:
Paid in surplus	$914,284,136
Undistributed net investment income	10,923,411
Accumulated net realized loss	(37,745,290)
Unrealized appreciation on investments, futures contracts and foreign currency transactions	125,973,408

Net Assets	$1,013,435,665

Net Assets
Class A	$461,396,065
Class B	415,187,710
Class E	33,991,132
Class G	102,860,758
Capital Shares Outstanding*
Class A	35,418,098
Class B	32,458,677
Class E	2,621,444
Class G	8,084,979
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.03
Class B	12.79
Class E	12.97
Class G	12.72

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $929,526,076.
(b)	Includes securities loaned at value of $42,312,927.
(c)	Identified cost of cash denominated in foreign currencies was $77,631.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$19,977,028
Interest	10,748
Securities lending income	496,830

Total investment income	20,484,606
Expenses
Management fees	1,517,321
Administration fees	12,029
Custodian and accounting fees	304,701
Distribution and service fees—Class B	528,721
Distribution and service fees—Class E	26,363
Distribution and service fees—Class G	145,052
Audit and tax services	20,059
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	86,828
Insurance	3,059
Miscellaneous	68,852

Total expenses	2,746,742
Less management fee waiver	(13,591)

Net expenses	2,733,151

Net Investment Income	17,751,455

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	(349,312)
Futures contracts	1,202,877
Foreign currency transactions	(99,612)

Net realized gain	753,953

Net change in unrealized appreciation (depreciation) on:
Investments	40,745,301
Futures contracts	(282,955)
Foreign currency transactions	19,965

Net change in unrealized appreciation	40,482,311

Net realized and unrealized gain	41,236,264

Net Increase in Net Assets From Operations	$58,987,719

(a)	Net of foreign withholding taxes of $1,745,728.

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$17,751,455	$31,236,779
Net realized gain (loss)	753,953	(2,261,485)
Net change in unrealized appreciation (depreciation)	40,482,311	(89,533,496)

Increase (decrease) in net assets from operations	58,987,719	(60,558,202)

From Distributions to Shareholders
Net investment income
Class A	(14,562,770)	(10,334,152)
Class B	(12,357,853)	(9,801,239)
Class E	(1,026,590)	(904,946)
Class G	(3,019,719)	(2,227,213)

Total distributions	(30,966,932)	(23,267,550)

Increase in net assets from capital share transactions	25,084,436	88,627,258

Total increase in net assets	53,105,223	4,801,506

Net Assets
Beginning of period	960,330,442	955,528,936

End of period	$1,013,435,665	$960,330,442

Undistributed net investment income
End of period	$10,923,411	$24,138,888

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	2,209,501	$29,516,692	7,597,394	$101,943,757
Reinvestments	1,108,278	14,562,770	772,936	10,334,152
Redemptions	(1,852,093)	(24,970,605)	(2,945,620)	(39,809,978)

Net increase	1,465,686	$19,108,857	5,424,710	$72,467,931

Class B
Sales	920,434	$11,865,176	3,126,359	$40,720,123
Reinvestments	957,973	12,357,853	745,909	9,801,239
Redemptions	(2,026,522)	(26,958,686)	(2,417,922)	(32,413,489)

Net increase (decrease)	(148,115)	$(2,735,657)	1,454,346	$18,107,873

Class E
Sales	53,451	$702,546	160,476	$2,124,600
Reinvestments	78,485	1,026,590	67,990	904,946
Redemptions	(233,924)	(3,144,185)	(330,142)	(4,465,186)

Net decrease	(101,988)	$(1,415,049)	(101,676)	$(1,435,640)

Class G
Sales	1,461,160	$19,287,739	1,583,548	$20,799,598
Reinvestments	235,364	3,019,719	170,276	2,227,213
Redemptions	(949,951)	(12,181,173)	(1,766,344)	(23,539,717)

Net increase (decrease)	746,573	$10,126,285	(12,520)	$(512,906)

Increase derived from capital shares transactions		$25,084,436		$88,627,258

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.67		$13.83	$11.72	$10.22	$11.95	$11.34

Income (Loss) from Investment Operations
Net investment income (a)	0.24		0.45	0.35	0.35	0.36	0.28
Net realized and unrealized gain (loss) on investments	0.54		(1.26)	2.15	1.49	(1.80)	0.63

Total from investment operations	0.78		(0.81)	2.50	1.84	(1.44)	0.91

Less Distributions
Distributions from net investment income	(0.42)		(0.35)	(0.39)	(0.34)	(0.29)	(0.30)

Total distributions	(0.42)		(0.35)	(0.39)	(0.34)	(0.29)	(0.30)

Net Asset Value, End of Period	$13.03		$12.67	$13.83	$11.72	$10.22	$11.95

Total Return (%) (b)	6.16	(c)	(6.00)	21.86	18.33	(12.50)	8.19

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40	(d)	0.40	0.40	0.41	0.41	0.41
Net ratio of expenses to average net assets (%) (e)	0.40	(d)	0.40	0.40	0.40	0.41	0.40
Ratio of net investment income to average net assets (%)	3.65	(d)	3.34	2.76	3.25	3.09	2.59
Portfolio turnover rate (%)	4	(c)	9	10	8	11	11
Net assets, end of period (in millions)	$461.4		$430.0	$394.5	$297.7	$283.2	$332.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.43		$13.58	$11.52	$10.05	$11.75	$11.16

Income (Loss) from Investment Operations
Net investment income (a)	0.22		0.42	0.31	0.32	0.32	0.25
Net realized and unrealized gain (loss) on investments	0.53		(1.25)	2.11	1.46	(1.76)	0.62

Total from investment operations	0.75		(0.83)	2.42	1.78	(1.44)	0.87

Less Distributions
Distributions from net investment income	(0.39)		(0.32)	(0.36)	(0.31)	(0.26)	(0.28)

Total distributions	(0.39)		(0.32)	(0.36)	(0.31)	(0.26)	(0.28)

Net Asset Value, End of Period	$12.79		$12.43	$13.58	$11.52	$10.05	$11.75

Total Return (%) (b)	6.02	(c)	(6.27)	21.52	18.02	(12.65)	7.91

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	(d)	0.65	0.65	0.66	0.66	0.66
Net ratio of expenses to average net assets (%) (e)	0.65	(d)	0.65	0.65	0.65	0.66	0.65
Ratio of net investment income to average net assets (%)	3.38	(d)	3.14	2.55	2.99	2.83	2.32
Portfolio turnover rate (%)	4	(c)	9	10	8	11	11
Net assets, end of period (in millions)	$415.2		$405.3	$422.9	$375.4	$329.2	$339.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.60		$13.75	$11.66	$10.17	$11.89	$11.29

Income (Loss) from Investment Operations
Net investment income (a)	0.23		0.44	0.33	0.33	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.54		(1.26)	2.13	1.48	(1.79)	0.62

Total from investment operations	0.77		(0.82)	2.46	1.81	(1.45)	0.89

Less Distributions
Distributions from net investment income	(0.40)		(0.33)	(0.37)	(0.32)	(0.27)	(0.29)

Total distributions	(0.40)		(0.33)	(0.37)	(0.32)	(0.27)	(0.29)

Net Asset Value, End of Period	$12.97		$12.60	$13.75	$11.66	$10.17	$11.89

Total Return (%) (b)	6.10	(c)	(6.11)	21.62	18.13	(12.59)	8.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	(d)	0.55	0.55	0.56	0.56	0.56
Net ratio of expenses to average net assets (%) (e)	0.55	(d)	0.55	0.55	0.55	0.56	0.55
Ratio of net investment income to average net assets (%)	3.47	(d)	3.26	2.66	3.11	2.94	2.45
Portfolio turnover rate (%)	4	(c)	9	10	8	11	11
Net assets, end of period (in millions)	$34.0		$34.3	$38.9	$37.0	$35.5	$47.9

	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.36		$13.51	$11.47	$10.01	$11.70	$11.12

Income (Loss) from Investment Operations
Net investment income (a)	0.22		0.41	0.31	0.31	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.53		(1.25)	2.09	1.46	(1.75)	0.62

Total from investment operations	0.75		(0.84)	2.40	1.77	(1.44)	0.85

Less Distributions
Distributions from net investment income	(0.39)		(0.31)	(0.36)	(0.31)	(0.25)	(0.27)

Total distributions	(0.39)		(0.31)	(0.36)	(0.31)	(0.25)	(0.27)

Net Asset Value, End of Period	$12.72		$12.36	$13.51	$11.47	$10.01	$11.70

Total Return (%) (b)	6.02	(c)	(6.33)	21.44	17.94	(12.65)	7.76

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	(d)	0.70	0.70	0.71	0.71	0.71
Net ratio of expenses to average net assets (%) (e)	0.70	(d)	0.70	0.70	0.70	0.71	0.70
Ratio of net investment income to average net assets (%)	3.40	(d)	3.10	2.49	2.94	2.80	2.16
Portfolio turnover rate (%)	4	(c)	9	10	8	11	11
Net assets, end of period (in millions)	$102.9		$90.7	$99.3	$69.8	$58.9	$45.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MSCI EAFE Index Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and G shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-19

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions and passive foreign investment companies (PFICs). These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-20

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

MSF-21

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts*	$266,175

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,202,877

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(282,955)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$4,475

‡	Averages are based on activity levels during the period.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over-the-counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

MSF-22

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$51,137,921	$0	$42,363,293

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.300% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2015 were $1,517,321.

MetLife Advisers has entered into an investment subadvisory agreement with MetLife Investment Advisors, LLC (“MIA”) with respect to managing the Portfolio. For providing subadvisory services to the Portfolio, MetLife Advisers has agreed to pay MIA an investment subadvisory fee for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	On the first $500 million
0.040%	Of the next $500 million
0.020%	On amounts over $1 billion

Fees earned by MIA with respect to the Portfolio for the six months ended June 30, 2015 were $224,311.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.005%	Over $500 million and under $1 billion
0.010%	Of the next $1 billion
0.015%	On amounts over $2 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and G Shares. Under the Distribution and Service Plan, the Class B, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and G

MSF-23

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$23,267,550	$24,928,025	$—	$—	$23,267,550	$24,928,025

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$30,644,835	$—	$73,287,030	$(26,531,041)	$(6,206,995)	$71,193,829

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the post-enactment accumulated long-term capital losses were $6,206,995 and the pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/17	Expiring 12/31/18	Total
$23,421,712	$3,109,329	$26,531,041

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-24

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Managed By Neuberger Berman Management LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Neuberger Berman Genesis Portfolio returned 4.92%, 4.83%, and 4.86%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned 0.76%.

MARKET ENVIRONMENT / CONDITIONS

The U.S. stock market was volatile at times and generated a modest gain during the reporting period. The market was supported by signs of improving economic growth and overall solid demand. However, the market was challenged at times by periods of investor risk aversion, some of which were triggered by geopolitical issues. The overall U.S. stock market, as measured by the S&P 500 Index, gained 1.23% for the six months ended June 30, 2015. Small-cap stocks generated more robust results, as the Russell 2000 Index gained 4.75% for the period. However, there was a significant dispersion between small-cap growth and value stocks, as the as the Russell 2000 Growth and Value Indexes returned 8.74% and 0.76%, respectively.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Russell 2000 Value Index during the reporting period due to both stock selection and sector allocation. From a stock selection perspective, holdings in the Information Technology, Industrials and Consumer Discretionary sectors were the largest contributors to performance.

Within the Information Technology sector, a number of the Portfolio’s software companies generated strong results. Examples of individual stocks that produced strong returns included three Information Technology companies: Manhattan Associates, Zebra Technologies and Constellation Software. Manhattan Associates provides software solutions designed to enable the efficient movement of goods through the supply chain. The company reported excellent results and provided guidance that implied continued momentum in its business. Zebra Technologies designs and manufactures enterprise mobile computers, advanced data capture devices and specialty printers. It reported very strong results in its core business and significantly improved results at its recently acquired Motorola Solutions Enterprise business. Constellation Software acquires mission-critical vertical market software companies. The company announced several significant acquisitions during the period, reported continued progress on margins and shared its belief it can effectively compete for larger transactions.

Several machinery companies boosted the Portfolio’s returns in the Industrials sector, whereas standout performers in the Consumer Discretionary sector included a number of specialty retailers. These positives were modestly offset by holdings in the Health Care and Consumer Staples sectors. Within Health Care, several health care equipment and supplies companies underperformed. The Portfolio’s holdings in beverage company Boston Beer Company was negative for performance in the Consumer Staples sector as volume growth slowed.

Holdings that detracted the most from performance included three stocks in the Financials sector: Home Loan Servicing Solutions, Altisource Portfolio Solutions, and Altisource Asset Management.

Home Loan Servicing Solutions invests in mortgage servicing rights and associated servicing advances. The company was negatively impacted by ongoing regulatory scrutiny across the sector. Based on continued uncertainty, the position was sold during the first quarter of 2015. Altisource Portfolio Solutions provides real estate and mortgage portfolio management and related products and asset recovery management services. The company was negatively impacted by its affiliate relationship with Ocwen Financial Corporation and was also eliminated from the Portfolio during the first quarter. Altisource Asset Management provides asset management and corporate governance services to Altisource Residential Corp. The company was negatively impacted by ongoing speculation regarding the re-pricing of its management contract with Altisource Residential Corp.

Sector allocation also contributed to performance. Having no exposure to real estate investment trusts (“REITs”) was a positive as they generated weak returns during the reporting period. The Portfolio’s underweight to the poor performing Utilities sector also contributed to results. In contrast, a lack of exposure to biotechnology companies detracted from performance. These companies are generally not held in the Portfolio as they do not meet the investment criteria given their speculative nature, a general lack of earnings and need to access the capital markets and in the case of REITs and Utilities, modest entry barriers, levered balance sheets and the need to access capital markets. Elsewhere, an overweight to Materials was a drag on results.

While there were several changes on the margin, there were no significant adjustments to the Portfolio’s sector positioning during the reporting period. Though the Portfolio remains materially underweight versus the benchmark in Financials, and materially overweight in Health Care, Industrials and Information Technology, these outcomes are more of a result of our investment approach which is predominantly driven by bottom-up considerations as opposed to our

MSF-1

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Managed By Neuberger Berman Management LLC

Portfolio Manager Commentary*—(Continued)

view on the individual sectors. At period end, we continued to position the Portfolio to capture what we believe are very long-term tailwinds and seek to avoid long-term headwinds. While the U.S. economy has been resilient in our view, we believe there are still several potential headwinds for the economy to face. Given these uncertainties, we continue to maintain our focus on the backbone of our investment process, stock-specific analysis, as opposed to making significant sector based decisions.

Judith M. Vale

Robert W. D’Alelio

Michael L. Bowyer

Brett S. Reiner

Portfolio Managers

Neuberger Berman Management LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Neuberger Berman Genesis Portfolio
Class A	4.92	4.40	16.23	5.30
Class B	4.83	4.13	15.92	5.03
Class E	4.86	4.28	16.05	5.14
Russell 2000 Value Index	0.76	0.78	14.81	6.87

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Wabtec Corp.	2.4
Church & Dwight Co., Inc.	2.4
Sensient Technologies Corp.	2.0
ICON plc	1.9
Zebra Technologies Corp. - Class A	1.9
West Pharmaceutical Services, Inc.	1.9
Manhattan Associates, Inc.	1.8
Aptargroup, Inc.	1.7
Rollins, Inc.	1.7
Tyler Technologies, Inc.	1.6

Top Sectors

% of Net Assets
Industrials	20.6
Information Technology	19.9
Health Care	14.8
Consumer Discretionary	13.7
Financials	11.1
Materials	9.1
Consumer Staples	5.6
Energy	3.4
Utilities	0.3

MSF-3

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Neuberger Berman Genesis Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.83%	$1,000.00	$1,049.20	$4.22
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

Class B(a)	Actual	1.08%	$1,000.00	$1,048.30	$5.48
	Hypothetical*	1.08%	$1,000.00	$1,019.44	$5.41

Class E(a)	Actual	0.98%	$1,000.00	$1,048.60	$4.98
	Hypothetical*	0.98%	$1,000.00	$1,019.94	$4.91

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Astronics Corp. (a)	60,050	$4,256,945

Air Freight & Logistics—0.8%
Forward Air Corp.	205,926	10,761,693

Airlines—0.3%
Allegiant Travel Co.	20,900	3,717,692

Auto Components—0.7%
Drew Industries, Inc.	85,000	4,931,700
Gentex Corp.	258,350	4,242,107

		9,173,807

Banks—9.2%
Bank of Hawaii Corp.	269,350	17,960,258
Bank of the Ozarks, Inc.	307,776	14,080,752
BankUnited, Inc.	261,850	9,408,271
BOK Financial Corp.	158,732	11,044,573
Community Bank System, Inc.	133,937	5,058,800
Cullen/Frost Bankers, Inc.	213,698	16,792,389
CVB Financial Corp.	423,800	7,463,118
First Financial Bankshares, Inc.	393,660	13,636,382
FNB Corp.	544,698	7,800,075
LegacyTexas Financial Group, Inc.	198,050	5,981,110
PacWest Bancorp	196,078	9,168,607
Westamerica Bancorp	111,600	5,652,540

		124,046,875

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a)	44,772	10,386,656

Building Products—1.5%
AAON, Inc.	257,322	5,794,891
Advanced Drainage Systems, Inc.	122,500	3,592,925
AO Smith Corp.	142,850	10,282,343

		19,670,159

Capital Markets—0.0%
OM Asset Management plc	9,500	169,005

Chemicals—4.5%
Balchem Corp.	206,213	11,490,188
Innophos Holdings, Inc.	144,261	7,593,899
NewMarket Corp.	11,567	5,134,476
Quaker Chemical Corp.	30,650	2,722,946
RPM International, Inc.	135,850	6,652,575
Sensient Technologies Corp.	391,650	26,765,361

		60,359,445

Commercial Services & Supplies—4.3%
Essendant, Inc.	229,724	9,016,667
G&K Services, Inc. - Class A	48,000	3,318,720
Healthcare Services Group, Inc.	436,114	14,413,568
Rollins, Inc.	782,465	22,323,726
Team, Inc. (a)	83,653	3,367,033

Commercial Services & Supplies—(Continued)
UniFirst Corp.	46,150	5,161,878

		57,601,592

Communications Equipment—0.4%
NETGEAR, Inc. (a)	189,200	5,679,784

Construction Materials—0.4%
Eagle Materials, Inc.	76,900	5,869,777

Containers & Packaging—2.4%
Aptargroup, Inc.	365,604	23,314,567
Silgan Holdings, Inc.	161,550	8,523,378

		31,837,945

Distributors—1.5%
Pool Corp.	288,210	20,226,578

Diversified Financial Services—0.4%
MarketAxess Holdings, Inc.	58,650	5,440,960

Electrical Equipment—0.5%
Franklin Electric Co., Inc.	139,250	4,501,952
Thermon Group Holdings, Inc. (a)	83,550	2,011,049

		6,513,001

Electronic Equipment, Instruments & Components—6.1%
Badger Meter, Inc.	133,838	8,497,375
Cognex Corp.	132,700	6,382,870
FARO Technologies, Inc. (a)	69,500	3,245,650
FEI Co.	205,104	17,009,275
Littelfuse, Inc.	79,550	7,548,499
MTS Systems Corp.	56,574	3,900,777
Rogers Corp. (a)	146,950	9,719,273
Zebra Technologies Corp. - Class A (a)	233,432	25,922,624

		82,226,343

Energy Equipment & Services—2.4%
CARBO Ceramics, Inc.	104,150	4,335,765
Natural Gas Services Group, Inc. (a)	212,385	4,846,626
Oceaneering International, Inc.	216,650	10,093,723
Pason Systems, Inc.	495,000	8,840,700
ShawCor, Ltd.	155,000	4,524,450

		32,641,264

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	125,000	2,546,975

Food Products—2.3%
B&G Foods, Inc.	185,750	5,299,448
Flowers Foods, Inc.	337,050	7,128,607
J&J Snack Foods Corp.	97,409	10,780,254
Lancaster Colony Corp.	86,900	7,894,865

		31,103,174

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—7.9%
Abaxis, Inc.	164,554	$8,471,240
Cantel Medical Corp.	43,150	2,315,861
Cyberonics, Inc. (a)	118,174	7,026,626
Haemonetics Corp. (a)	365,908	15,133,955
Halyard Health, Inc. (a)	30,000	1,215,000
IDEXX Laboratories, Inc. (a)	235,400	15,098,556
Meridian Bioscience, Inc.	239,881	4,471,382
Natus Medical, Inc. (a)	11,200	476,672
Neogen Corp. (a)	46,000	2,182,240
Sirona Dental Systems, Inc. (a)	197,950	19,878,139
Thoratec Corp. (a)	114,350	5,096,579
West Pharmaceutical Services, Inc.	439,316	25,515,473

		106,881,723

Health Care Providers & Services—3.3%
Amsurg Corp. (a)	154,192	10,785,730
Chemed Corp.	98,700	12,939,570
Henry Schein, Inc. (a)	126,450	17,971,074
U.S. Physical Therapy, Inc.	41,100	2,250,636

		43,947,010

Hotels, Restaurants & Leisure—4.0%
Brinker International, Inc.	248,850	14,346,202
Cheesecake Factory, Inc. (The)	135,800	7,405,853
Cracker Barrel Old Country Store, Inc.	73,550	10,970,718
Papa John’s International, Inc.	150,400	11,371,744
Texas Roadhouse, Inc.	255,050	9,546,522

		53,641,039

Household Products—2.4%
Church & Dwight Co., Inc.	391,600	31,770,508

Industrial Conglomerates—0.4%
Raven Industries, Inc.	277,179	5,635,049

Insurance—1.3%
RLI Corp.	244,690	12,574,619
Safety Insurance Group, Inc.	84,000	4,847,640

		17,422,259

Internet Software & Services—0.5%
j2 Global, Inc.	94,700	6,433,918

IT Services—0.9%
Jack Henry & Associates, Inc.	187,150	12,108,605

Leisure Products—1.3%
Polaris Industries, Inc.	121,598	18,009,880

Life Sciences Tools & Services—3.2%
Bio-Techne Corp.	93,100	9,167,557
ICON plc (a)	385,687	25,956,735
PAREXEL International Corp. (a)	129,950	8,357,085

		43,481,377

Machinery—9.8%
CIRCOR International, Inc.	53,100	2,895,543
CLARCOR, Inc.	305,202	18,995,772
Donaldson Co., Inc.	179,350	6,420,730
Graco, Inc.	73,250	5,202,948
Middleby Corp. (The) (a)	134,700	15,117,381
Milacron Holdings Corp. (a)	119,300	2,347,824
Nordson Corp.	169,362	13,191,606
RBC Bearings, Inc. (a)	89,450	6,418,932
Tennant Co.	103,278	6,748,185
Toro Co. (The)	169,100	11,461,598
Valmont Industries, Inc.	91,100	10,829,057
Wabtec Corp.	345,450	32,555,208

		132,184,784

Media—2.3%
Gray Television, Inc. (a)	194,700	3,052,896
Media General, Inc. (a)	693,411	11,455,150
Nexstar Broadcasting Group, Inc. - Class A	281,000	15,736,000

		30,244,046

Metals & Mining—1.1%
Alamos Gold, Inc. (a)	473,500	2,680,010
Compass Minerals International, Inc.	146,300	12,017,082

		14,697,092

Multi-Utilities—0.3%
NorthWestern Corp.	87,800	4,280,250

Oil, Gas & Consumable Fuels—1.0%
Gulfport Energy Corp. (a)	197,100	7,933,275
Painted Pony Petroleum, Ltd. (a)	95,400	607,994
Painted Pony Petroleum, Ltd. (U.S. Listed Shares) (a)	152,700	974,226
Synergy Resources Corp. (a)	312,050	3,566,731

		13,082,226

Paper & Forest Products—0.7%
Stella-Jones, Inc.	294,850	9,890,478

Pharmaceuticals—0.3%
Phibro Animal Health Corp. - Class A	104,850	4,082,859

Professional Services—1.1%
Exponent, Inc.	287,156	12,858,846
Mistras Group, Inc. (a)	111,834	2,122,609

		14,981,455

Real Estate Management & Development—0.2%
Altisource Asset Management Corp. (a)	13,905	2,006,352

Road & Rail—0.2%
Genesee & Wyoming, Inc. - Class A (a)	43,500	3,313,830

Semiconductors & Semiconductor Equipment—1.0%
Power Integrations, Inc.	283,080	12,789,554

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—10.3%
Aspen Technology, Inc. (a)	106,300	$4,841,965
Computer Modelling Group, Ltd.	297,000	3,118,500
Constellation Software, Inc.	49,920	19,818,520
Descartes Systems Group, Inc. (The) (a)	258,800	4,153,740
FactSet Research Systems, Inc.	73,900	12,009,489
Fair Isaac Corp.	110,450	10,026,651
Manhattan Associates, Inc. (a)	409,076	24,401,383
Monotype Imaging Holdings, Inc.	376,943	9,088,096
NetScout Systems, Inc. (a)	325,450	11,934,251
NICE Systems, Ltd. (ADR)	44,600	2,836,114
Progress Software Corp. (a)	46,500	1,278,750
Qualys, Inc. (a)	50,050	2,019,518
Solera Holdings, Inc.	255,950	11,405,132
Tyler Technologies, Inc. (a)	168,800	21,839,344

		138,771,453

Specialty Retail—3.9%
Asbury Automotive Group, Inc. (a)	49,700	4,503,814
Hibbett Sports, Inc. (a)	214,650	9,998,397
Lithia Motors, Inc. - Class A	52,650	5,957,874
Monro Muffler Brake, Inc.	53,050	3,297,588
Sally Beauty Holdings, Inc. (a)	375,550	11,859,869
Tractor Supply Co.	186,750	16,796,295

		52,413,837

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc. (a)	230,950	10,048,634

Trading Companies & Distributors—1.4%
Applied Industrial Technologies, Inc.	219,021	8,684,183
Watsco, Inc.	80,675	9,982,724

		18,666,907

Total Common Stocks (Cost $900,897,408)		1,325,014,795

Short-Term Investment—1.1%
Security Description	Shares	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $15,349,271 on 07/01/15, collateralized by $14,225,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $15,659,762.	15,349,271	15,349,271

Total Short-Term Investment (Cost $15,349,271)		15,349,271

Total Investments—99.6% (Cost $916,246,679) (b)		1,340,364,066
Other assets and liabilities (net)—0.4%		5,041,626

Net Assets—100.0%		$1,345,405,692

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of June 30, 2015, the aggregate cost of investments was $916,246,679. The aggregate unrealized appreciation and depreciation of investments were $444,761,790 and $(20,644,403), respectively, resulting in net unrealized appreciation of $424,117,387.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,325,014,795	$—	$—	$1,325,014,795
Total Short-Term Investment*	—	15,349,271	—	15,349,271
Total Investments	$1,325,014,795	$15,349,271	$—	$1,340,364,066

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a)	$1,340,364,066
Cash denominated in foreign currencies (b)	2,182
Receivable for:
Investments sold	8,000,086
Fund shares sold	289,603
Dividends	655,453

Total Assets	1,349,311,390
Liabilities
Due to broker	109
Payables for:
Investments purchased	2,221,943
Fund shares redeemed	385,172
Accrued expenses:
Management fees	895,686
Distribution and service fees	86,042
Deferred trustees’ fees	101,424
Other expenses	215,322

Total Liabilities	3,905,698

Net Assets	$1,345,405,692

Net assets consist of:
Paid in surplus	$986,096,383
Undistributed net investment income	1,644,635
Accumulated net realized loss	(66,451,841)
Unrealized appreciation on investments and foreign currency transactions	424,116,515

Net Assets	$1,345,405,692

Net Assets
Class A	$893,541,388
Class B	352,141,999
Class E	99,722,305
Capital Shares Outstanding*
Class A	47,338,478
Class B	18,946,888
Class E	5,339,508
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.88
Class B	18.59
Class E	18.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $916,246,679.
(b)	Identified cost of cash denominated in foreign currencies was $2,200.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$7,996,999

Total investment income	7,996,999
Expenses
Management fees	5,659,821
Administration fees	16,620
Custodian and accounting fees	62,371
Distribution and service fees—Class B	446,873
Distribution and service fees—Class E	75,830
Audit and tax services	20,058
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	90,772
Insurance	4,580
Miscellaneous	8,924

Total expenses	6,419,606
Less management fee waiver	(61,987)
Less broker commission recapture	(53,729)

Net expenses	6,303,890

Net Investment Income	1,693,109

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	85,722,513
Futures contracts	(1,675,119)
Foreign currency transactions	(11,500)

Net realized gain	84,035,894

Net change in unrealized depreciation on:
Investments	(18,242,727)
Foreign currency transactions	(912)

Net change in unrealized depreciation	(18,243,639)

Net realized and unrealized gain	65,792,255

Net Increase in Net Assets From Operations	$67,485,364

(a)	Net of foreign withholding taxes of $73,972.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,693,109	$5,397,476
Net realized gain	84,035,894	118,314,496
Net change in unrealized depreciation	(18,243,639)	(132,528,504)

Increase (decrease) in net assets from operations	67,485,364	(8,816,532)

From Distributions to Shareholders
Net investment income
Class A	(3,753,077)	(4,302,810)
Class B	(551,741)	(792,309)
Class E	(262,696)	(284,767)

Total distributions	(4,567,514)	(5,379,886)

Decrease in net assets from capital share transactions	(173,707,759)	(224,471,934)

Total decrease in net assets	(110,789,909)	(238,668,352)

Net Assets
Beginning of period	1,456,195,601	1,694,863,953

End of period	$1,345,405,692	$1,456,195,601

Undistributed net investment income
End of period	$1,644,635	$4,519,040

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	323,926	$5,918,032	1,524,678	$26,544,515
Reinvestments	196,805	3,753,077	248,430	4,302,810
Redemptions	(7,753,168)	(143,961,038)	(10,804,986)	(188,921,386)

Net decrease	(7,232,437)	$(134,289,929)	(9,031,878)	$(158,074,061)

Class B
Sales	246,040	$4,474,903	988,287	$17,045,998
Reinvestments	29,379	551,741	46,443	792,309
Redemptions	(1,974,618)	(36,018,879)	(3,855,708)	(66,823,780)

Net decrease	(1,699,199)	$(30,992,235)	(2,820,978)	$(48,985,473)

Class E
Sales	18,213	$332,793	125,572	$2,200,050
Reinvestments	13,921	262,696	16,614	284,767
Redemptions	(492,419)	(9,021,084)	(1,142,075)	(19,897,217)

Net decrease	(460,285)	$(8,425,595)	(999,889)	$(17,412,400)

Decrease derived from capital shares transactions		$(173,707,759)		$(224,471,934)

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.07		$18.14	$13.21	$12.05	$11.47	$9.48

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.08	0.07	0.11	0.05	0.11
Net realized and unrealized gain (loss) on investments	0.86		(0.08)	4.98	1.10	0.62	1.93

Total from investment operations	0.89		0.00	5.05	1.21	0.67	2.04

Less Distributions
Distributions from net investment income	(0.08)		(0.07)	(0.12)	(0.05)	(0.09)	(0.05)

Total distributions	(0.08)		(0.07)	(0.12)	(0.05)	(0.09)	(0.05)

Net Asset Value, End of Period	$18.88		$18.07	$18.14	$13.21	$12.05	$11.47

Total Return (%) (b)	4.92	(c)	0.01	38.52	10.03	5.80	21.58

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.83	0.83	0.86	0.86	0.89
Net ratio of expenses to average net assets (%) (e)	0.83	(d)	0.83	0.82	0.85	0.85	0.88
Ratio of net investment income to average net assets (%)	0.31	(d)	0.43	0.42	0.89	0.40	1.09
Portfolio turnover rate (%)	9	(c)	9	17	15	12	84
Net assets, end of period (in millions)	$893.5		$985.8	$1,154.0	$922.1	$868.1	$729.6

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.76		$17.85	$13.00	$11.86	$11.30	$9.34

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.03	0.03	0.08	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.85		(0.08)	4.91	1.08	0.61	1.93

Total from investment operations	0.86		(0.05)	4.94	1.16	0.63	1.99

Less Distributions
Distributions from net investment income	(0.03)		(0.04)	(0.09)	(0.02)	(0.07)	(0.03)

Total distributions	(0.03)		(0.04)	(0.09)	(0.02)	(0.07)	(0.03)

Net Asset Value, End of Period	$18.59		$17.76	$17.85	$13.00	$11.86	$11.30

Total Return (%) (b)	4.83	(c)	(0.30)	38.19	9.75	5.51	21.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.09	(d)	1.08	1.08	1.11	1.11	1.14
Net ratio of expenses to average net assets (%) (e)	1.08	(d)	1.08	1.07	1.10	1.10	1.13
Ratio of net investment income to average net assets (%)	0.07	(d)	0.18	0.22	0.63	0.14	0.64
Portfolio turnover rate (%)	9	(c)	9	17	15	12	84
Net assets, end of period (in millions)	$352.1		$366.8	$418.9	$117.0	$118.2	$122.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Financial Highlights

	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.86		$17.94	$13.06	$11.91	$11.35	$9.38

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.05	0.04	0.09	0.03	0.07
Net realized and unrealized gain (loss) on investments	0.85		(0.09)	4.94	1.09	0.60	1.94

Total from investment operations	0.87		(0.04)	4.98	1.18	0.63	2.01

Less Distributions
Distributions from net investment income	(0.05)		(0.04)	(0.10)	(0.03)	(0.07)	(0.04)

Total distributions	(0.05)		(0.04)	(0.10)	(0.03)	(0.07)	(0.04)

Net Asset Value, End of Period	$18.68		$17.86	$17.94	$13.06	$11.91	$11.35

Total Return (%) (b)	4.86	(c)	(0.19)	38.37	9.90	5.56	21.45

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99	(d)	0.98	0.98	1.01	1.01	1.04
Net ratio of expenses to average net assets (%) (e)	0.98	(d)	0.98	0.97	1.00	1.00	1.03
Ratio of net investment income to average net assets (%)	0.17	(d)	0.28	0.28	0.72	0.24	0.71
Portfolio turnover rate (%)	9	(c)	9	17	15	12	84
Net assets, end of period (in millions)	$99.7		$103.6	$122.0	$90.6	$97.1	$112.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Neuberger Berman Genesis Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-13

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to broker commission recapture, passive foreign investment companies (PFICs), real estate investment trust (REIT) adjustments and foreign currency transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-14

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $15,349,271, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

During the six months ended June 30, 2015, the Portfolio entered into equity index futures contracts which were subject to equity price risk. During the period April 28, 2015 through April 30, 2015, the Portfolio had bought and sold $67,917,698 in notional cost on equity index futures contracts. At June 30, 2015, the Portfolio did not have any open futures contracts. For the six months ended June 30, 2015, the Portfolio had realized losses in the amount of $1,675,119 which are shown under Net realized loss on futures contracts in the Statement of Operations.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing

MSF-15

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$121,957,215	$0	$272,530,770

During the six months ended June 30, 2015, the Portfolio engaged in security transactions with other affiliated portfolios. These amounted to $3,790,646 in sales of investments, which are included above.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$5,659,821	0.850%	Of the first $500 million
	0.800%	Of the next $500 million
	0.750%	On amounts in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Neuberger Berman Management LLC is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net assets
0.025%	First $500 million

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

MSF-16

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$5,379,886	$9,257,934	$—	$—	$5,379,886	$9,257,934

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$4,664,018	$—	$442,550,404	$(150,497,187)	$(228,247)	$296,488,988

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards of $118,395,770.

As of December 31, 2014, the Portfolio had short term post-enactment accumulated capital losses of $228,247. The pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/17	Expiring 12/31/16*	Total
$121,521,199	$28,975,988	$150,497,187

*	The Portfolio acquired capital losses in its merger with MIST MLA Mid Cap Portfolio on April 26, 2013.

MSF-17

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-18

Metropolitan Series Fund

Russell 2000 Index Portfolio

Managed by MetLife Investment Advisors, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and G shares of the Russell 2000 Index Portfolio returned 4.83%, 4.68%, 4.75%, and 4.66%, respectively. The Portfolio’s benchmark, the Russell 2000 Index1, returned 4.75%.

MARKET ENVIRONMENT / CONDITIONS

During the first six months of 2015, the Russell 2000 Index returned 4.75%. Equity markets were mixed in the first quarter as macroeconomic data and earnings reports disappointed investors and oil prices continued to fall. Weak macroeconomic data included U.S. durable goods orders, U.S. pending home sales, and U.S. Gross Domestic Product growth. Companies that reported lower than expected earnings results included Caterpillar, Procter & Gamble and Pfizer. In February, equity markets rallied as oil prices recovered and Greece reached a new bailout deal with the European Union. A strong U.S. payrolls report, a cease fire between Russia and Ukraine, and U.S. Federal Reserve Bank (the “Fed”) Chair Yellen’s comments that the Fed is unlikely to raise rates before June also contributed to positive performance. In the second quarter, equity markets were relatively flat as strong earnings reports, merger and acquisition activity, and easy monetary policies contrasted with fears about Greece’s potential exit from the eurozone, unrest in the Middle East, and uncertainty around the timing of the first Fed rate hike. A tentative nuclear agreement between Iranian and world leaders and the People’s Bank of China lowering the reserve requirement ratio more than expected helped global equity indexes. In June, equity markets declined as a Greek deal failed to materialize, Greek Prime Minister Tsipras called for a referendum on the bailout, and Greece imposed capital controls and shut banks and the stock market for six days. Islamic militant terrorist attacks, U.S. growth forecasts cut by the International Monetary Fund, and global growth forecasts cut by the Organization for Economic Co-operation and Development also weighed on the markets.

During the first six months, the Federal Open Market Committee (the “Committee”) met four times and maintained the target range for the federal funds rate at 0 to 0.25%. The Committee stated that economic activity had been expanding moderately after having changed little during the first quarter. The Committee also stated that it would be appropriate to raise the target range for the federal funds rate when it had seen further improvement in the labor market.

Five of the nine sectors comprising the Russell 2000 Index experienced positive returns for the first six months of 2015. Health Care (14.8% beginning weight in the benchmark), up 18.9%, was the best performing sector and had the largest positive impact on the benchmark. Technology (14.8% beginning weight), up 6.8%; and Consumer Discretionary (14.4% beginning weight), up 4.7%; were the next best-performing sectors. Utilities (4.5% beginning weight), down 4.8%; and Energy (3.2% beginning weight), down 4.5% were the worst performing sectors.

The stocks with the largest positive impact on the benchmark return for the first half of the year were Synageva BioPharma, up 157.1%; Neurocrine Biosciences, up 113.8%; and Skechers USA, up 101.8%. The stocks with the largest negative impact were Lumber Liquidators Holdings, down 68.8%; Helix Energy Solutions, down 41.8%; and Puma Biotechnology, down 38.9%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio is managed utilizing a stratified sampling strategy versus the Russell 2000 Index. This strategy seeks to replicate the performance of the Index by owning a subset of Index constituents and neutralizing exposures across sectors. The Portfolio is periodically rebalanced for compositional changes in the Russell 2000 Index. Factors that impacted tracking error during the period included sampling, transaction costs, cash drag, securities lending, NAV rounding, contributions and withdrawals.

Stacey Lituchy

Norman Hu

Mirsad Usejnoski

Portfolio Managers

MetLife Investment Advisors, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

Russell 2000 Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
Russell 2000 Index Portfolio
Class A	4.83	6.74	17.12	8.32	—
Class B	4.68	6.41	16.79	8.05	—
Class E	4.75	6.56	16.94	8.15	—
Class G	4.66	6.39	16.75	—	18.29
Russell 2000 Index	4.75	6.49	17.08	8.40	—

1 The Russell 2000 Index is an unmanaged measure of performance of the 2,000 smallest companies in the Russell 3000 Index.

2 Inception dates of the Class A, Class B, Class E and Class G shares are 11/9/98, 1/2/01, 5/1/01 and 4/28/09, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
iShares Russell 2000 Index Fund	3.0
Team Health Holdings, Inc.	0.2
Cepheid, Inc.	0.2
Manhattan Associates, Inc.	0.2
MAXIMUS, Inc.	0.2
Investors Bancorp, Inc.	0.2
Tyler Technologies, Inc.	0.2
HealthSouth Corp.	0.2
West Pharmaceutical Services, Inc.	0.2
Prosperity Bancshares, Inc.	0.2

Top Sectors

% of Net Assets
Financials	25.8
Information Technology	16.2
Health Care	15.1
Consumer Discretionary	13.7
Industrials	12.1
Materials	3.8
Energy	3.6
Utilities	3.1
Consumer Staples	2.9
Telecommunication Services	0.8

MSF-2

Metropolitan Series Fund

Russell 2000 Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Russell 2000 Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.31%	$1,000.00	$1,048.30	$1.57
	Hypothetical*	0.31%	$1,000.00	$1,023.26	$1.56

Class B(a)	Actual	0.56%	$1,000.00	$1,046.80	$2.84
	Hypothetical*	0.56%	$1,000.00	$1,022.02	$2.81

Class E(a)	Actual	0.46%	$1,000.00	$1,047.50	$2.34
	Hypothetical*	0.46%	$1,000.00	$1,022.51	$2.31

Class G(a)	Actual	0.61%	$1,000.00	$1,046.60	$3.10
	Hypothetical*	0.61%	$1,000.00	$1,021.77	$3.06

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	16,635	$530,157
Aerojet Rocketdyne Holdings, Inc. (a) (b)	29,383	605,584
Aerovironment, Inc. (a)	8,967	233,859
American Science & Engineering, Inc. (b)	3,412	149,480
Astronics Corp. (a)	9,277	657,647
Cubic Corp.	9,993	475,467
Curtiss-Wright Corp.	22,029	1,595,781
DigitalGlobe, Inc. (a)	33,672	935,745
Ducommun, Inc. (a)	5,534	142,058
Engility Holdings, Inc.	8,737	219,823
Esterline Technologies Corp. (a)	14,168	1,350,777
HEICO Corp. (b)	9,014	525,516
HEICO Corp. - Class A	19,195	974,530
KEYW Holding Corp. (The) (a) (b)	16,705	155,691
KLX, Inc. (a)	24,509	1,081,582
Kratos Defense & Security Solutions, Inc. (a)	8,935	56,290
Moog, Inc. - Class A (a)	18,647	1,317,970
National Presto Industries, Inc.	2,572	206,583
Sparton Corp. (a)	5,744	156,926
TASER International, Inc. (a) (b)	26,071	868,425
Teledyne Technologies, Inc. (a)	16,039	1,692,275
Vectrus, Inc. (a)	5,231	130,095

		14,062,261

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	17,564	184,246
Atlas Air Worldwide Holdings, Inc. (a)	12,481	685,956
Echo Global Logistics, Inc. (a)	14,649	478,436
Forward Air Corp.	15,560	813,166
HUB Group, Inc. - Class A (a)	17,356	700,141
Park-Ohio Holdings Corp. (b)	4,748	230,088
UTi Worldwide, Inc. (a) (b)	35,712	356,763
XPO Logistics, Inc. (a) (b)	33,146	1,497,536

		4,946,332

Airlines—0.3%
Allegiant Travel Co.	6,222	1,106,769
Hawaiian Holdings, Inc. (a)	22,098	524,828
Republic Airways Holdings, Inc. (a)	25,789	236,743
SkyWest, Inc.	24,419	367,262
Virgin America, Inc. (a) (b)	11,940	328,111

		2,563,713

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc. (a) (b)	34,595	723,381
Cooper Tire & Rubber Co.	28,364	959,554
Cooper-Standard Holding, Inc. (a) (b)	6,881	422,975
Dana Holding Corp.	75,676	1,557,412
Dorman Products, Inc. (a) (b)	12,774	608,809
Drew Industries, Inc.	11,598	672,916
Federal-Mogul Holdings Corp. (a)	14,782	167,776
Fox Factory Holding Corp. (a)	8,514	136,905
Gentherm, Inc. (a)	17,276	948,625
Metaldyne Performance Group, Inc.	4,718	85,632
Modine Manufacturing Co. (a)	15,717	168,643

Auto Components—(Continued)
Motorcar Parts of America, Inc. (a)	8,000	240,720
Remy International, Inc.	13,745	303,902
Standard Motor Products, Inc.	9,638	338,487
Stoneridge, Inc. (a)	13,705	160,485
Strattec Security Corp. (b)	1,911	131,286
Superior Industries International, Inc.	12,615	230,981
Tenneco, Inc. (a)	29,432	1,690,574
Tower International, Inc. (a)	10,455	272,353

		9,821,416

Automobiles—0.0%
Winnebago Industries, Inc. (b)	12,257	289,143

Banks—8.0%
1st Source Corp.	8,143	277,839
Ameris Bancorp	13,498	341,364
Ames National Corp.	4,647	116,640
Arrow Financial Corp.	5,706	154,233
Banc of California, Inc.	17,545	241,244
Bancfirst Corp.	3,589	234,900
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	14,005	450,681
Bancorp, Inc. (The) (a)	8,200	76,096
BancorpSouth, Inc.	46,488	1,197,531
Bank of Marin Bancorp	3,199	162,733
Bank of the Ozarks, Inc. (b)	36,111	1,652,078
Banner Corp.	10,387	497,849
Bar Harbor Bankshares	3,014	106,786
BBCN Bancorp, Inc.	39,760	588,050
Berkshire Hills Bancorp, Inc.	14,754	420,194
Blue Hills Bancorp, Inc. (a)	13,063	182,882
BNC Bancorp	10,025	193,783
Boston Private Financial Holdings, Inc.	40,232	539,511
Bridge Bancorp, Inc. (b)	6,098	162,756
Bridge Capital Holdings (a)	5,459	162,678
Bryn Mawr Bank Corp.	8,151	245,834
Camden National Corp.	3,953	152,981
Capital Bank Financial Corp. - Class A (a)	11,460	333,142
Cardinal Financial Corp.	17,067	371,890
Cathay General Bancorp	37,025	1,201,461
Centerstate Banks, Inc.	21,605	291,884
Central Pacific Financial Corp.	10,976	260,680
Chemical Financial Corp.	16,215	536,068
Citizens & Northern Corp. (b)	6,716	138,014
City Holding Co. (b)	6,368	313,624
CNB Financial Corp.	6,782	124,789
CoBiz Financial, Inc.	17,832	233,064
Columbia Banking System, Inc.	26,670	867,842
Community Bank System, Inc. (b)	19,773	746,826
Community Trust Bancorp, Inc.	8,162	284,609
ConnectOne Bancorp, Inc.	12,322	265,293
CU Bancorp (a)	8,163	180,892
Customers Bancorp, Inc. (a)	11,686	314,237
CVB Financial Corp. (b)	52,144	918,256
Eagle Bancorp, Inc. (a)	14,470	636,101
Enterprise Financial Services Corp.	11,259	256,367

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
FCB Financial Holdings, Inc. - Class A (a)	13,180	$419,124
Fidelity Southern Corp.	7,991	139,363
Financial Institutions, Inc.	6,461	160,491
First Bancorp (a)	37,376	180,152
First Bancorp	8,573	142,998
First Busey Corp.	36,777	241,625
First Citizens BancShares, Inc. - Class A	3,585	942,998
First Commonwealth Financial Corp.	36,640	351,378
First Community Bancshares, Inc.	8,470	154,323
First Connecticut Bancorp, Inc.	9,833	156,050
First Financial Bancorp	28,214	506,159
First Financial Bankshares, Inc. (b)	30,535	1,057,732
First Financial Corp.	6,038	215,919
First Interstate BancSystem, Inc. - Class A	9,233	256,123
First Merchants Corp.	18,171	448,824
First Midwest Bancorp, Inc.	38,435	729,112
First NBC Bank Holding Co. (a)	7,557	272,052
First of Long Island Corp. (The)	5,032	139,487
FirstMerit Corp.	78,803	1,641,467
Flushing Financial Corp.	15,132	317,923
FNB Corp. (b)	81,774	1,171,004
Fulton Financial Corp.	82,075	1,071,900
German American Bancorp, Inc.	6,759	199,053
Glacier Bancorp, Inc.	36,532	1,074,771
Great Southern Bancorp, Inc.	6,069	255,748
Great Western Bancorp, Inc.	19,405	467,855
Guaranty Bancorp	8,675	143,224
Hancock Holding Co.	36,160	1,153,866
Hanmi Financial Corp.	15,681	389,516
Heartland Financial USA, Inc.	7,703	286,706
Heritage Financial Corp.	12,896	230,452
Hilltop Holdings, Inc. (a)	34,119	821,927
Home BancShares, Inc.	26,645	974,141
HomeTrust Bancshares, Inc. (a)	10,270	172,125
Horizon Bancorp	5,200	129,792
Hudson Valley Holding Corp.	7,889	222,549
Iberiabank Corp.	17,718	1,208,899
Independent Bank Corp.	11,835	554,943
Independent Bank Corp.	11,863	160,862
Independent Bank Group, Inc. (b)	4,624	198,370
International Bancshares Corp.	27,173	730,139
Investors Bancorp, Inc.	161,358	1,984,703
Lakeland Bancorp, Inc.	17,320	205,935
Lakeland Financial Corp.	8,139	352,988
LegacyTexas Financial Group, Inc.	22,230	671,346
MainSource Financial Group, Inc.	10,246	224,900
MB Financial, Inc.	34,863	1,200,682
Mercantile Bank Corp.	8,647	185,132
Metro Bancorp, Inc.	7,930	207,290
MidWestOne Financial Group, Inc.	3,645	119,993
National Bank Holdings Corp. - Class A	17,203	358,338
National Penn Bancshares, Inc.	65,334	736,968
NBT Bancorp, Inc.	20,117	526,462
NewBridge Bancorp	14,434	128,896
OFG Bancorp	19,884	212,162
Old National Bancorp	50,499	730,216
Opus Bank	5,056	182,926

Banks—(Continued)
Pacific Continental Corp.	10,841	146,679
Pacific Premier Bancorp, Inc. (a)	8,535	144,754
Park National Corp.	5,773	504,387
Park Sterling Corp.	17,566	126,475
Peapack Gladstone Financial Corp.	6,672	148,252
Peoples Bancorp, Inc.	10,141	236,691
Peoples Financial Services Corp. (b)	4,884	193,455
Pinnacle Financial Partners, Inc.	16,556	900,150
Preferred Bank	6,777	203,649
PrivateBancorp, Inc.	36,432	1,450,722
Prosperity Bancshares, Inc.	32,417	1,871,758
QCR Holdings, Inc.	5,811	126,447
Renasant Corp.	15,636	509,734
Republic Bancorp, Inc. - Class A	5,421	139,320
S&T Bancorp, Inc.	15,660	463,379
Sandy Spring Bancorp, Inc.	13,670	382,487
Seacoast Banking Corp. of Florida (a)	10,342	163,404
ServisFirst Bancshares, Inc.	10,517	395,124
Simmons First National Corp. - Class A	13,943	650,859
South State Corp.	10,917	829,583
Southside Bancshares, Inc.	12,997	379,902
Southwest Bancorp, Inc.	11,069	205,994
Square 1 Financial, Inc. - Class A (a)	8,107	221,726
State Bank Financial Corp. (b)	16,379	355,424
Sterling Bancorp	42,278	621,487
Stock Yards Bancorp, Inc.	7,089	267,893
Stonegate Bank	5,132	152,266
Suffolk Bancorp	6,378	163,659
Susquehanna Bancshares, Inc.	84,615	1,194,764
Talmer Bancorp, Inc. - Class A	25,714	430,710
Texas Capital Bancshares, Inc. (a)	20,536	1,278,161
Tompkins Financial Corp.	7,424	398,817
TowneBank	19,403	316,075
TriCo Bancshares	11,155	268,278
TriState Capital Holdings, Inc. (a)	11,422	147,686
Trustmark Corp.	30,283	756,469
UMB Financial Corp. (b)	17,961	1,024,136
Umpqua Holdings Corp. (b)	102,073	1,836,293
Union Bankshares Corp.	22,489	522,644
United Bankshares, Inc. (b)	32,641	1,313,147
United Community Banks, Inc.	24,926	520,206
Univest Corp. of Pennsylvania	9,559	194,621
Valley National Bancorp (b)	100,359	1,034,701
Washington Trust Bancorp, Inc.	7,713	304,509
Webster Financial Corp.	41,644	1,647,020
WesBanco, Inc.	17,978	611,612
West Bancorp, Inc.	8,036	159,434
Westamerica Bancorp (b)	12,513	633,783
Western Alliance Bancorp (a)	37,712	1,273,157
Wilshire Bancorp, Inc.	35,291	445,725
Wintrust Financial Corp.	22,057	1,177,403
Yadkin Financial Corp. (a)	10,344	216,707

		74,215,479

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	4,062	942,343
Coca-Cola Bottling Co. Consolidated	2,376	358,942

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
National Beverage Corp. (a)	7,440	$167,326

		1,468,611

Biotechnology—6.3%
ACADIA Pharmaceuticals, Inc. (a)	36,940	1,547,047
Acceleron Pharma, Inc. (a)	10,318	326,462
Achillion Pharmaceuticals, Inc. (a) (b)	56,103	497,073
Acorda Therapeutics, Inc. (a) (b)	20,455	681,765
Adamas Pharmaceuticals, Inc. (a)	5,162	135,348
Aduro Biotech, Inc. (a)	5,108	154,926
Advaxis, Inc. (a)	14,489	294,561
Aegerion Pharmaceuticals, Inc. (a) (b)	14,687	278,612
Agenus, Inc. (a) (b)	32,824	283,271
Akebia Therapeutics, Inc. (a)	12,302	126,588
Alder Biopharmaceuticals, Inc. (a) (b)	9,698	513,703
AMAG Pharmaceuticals, Inc. (a) (b)	14,202	980,790
Amicus Therapeutics, Inc. (a)	45,144	638,788
Anacor Pharmaceuticals, Inc. (a) (b)	19,003	1,471,402
Anthera Pharmaceuticals, Inc. (a)	17,682	152,419
Arena Pharmaceuticals, Inc. (a) (b)	91,964	426,713
ARIAD Pharmaceuticals, Inc. (a) (b)	81,659	675,320
Array BioPharma, Inc. (a) (b)	64,536	465,305
Arrowhead Research Corp. (a) (b)	25,887	185,092
Atara Biotherapeutics, Inc. (a) (b)	6,865	362,197
Avalanche Biotechnologies, Inc. (a)	9,624	156,294
BioCryst Pharmaceuticals, Inc. (a) (b)	34,840	520,161
BioSpecifics Technologies Corp. (a)	2,463	127,091
Blueprint Medicines Corp. (a)	5,831	154,463
Catalyst Pharmaceuticals, Inc. (a)	37,037	152,963
Celldex Therapeutics, Inc. (a)	47,742	1,204,053
Cellular Biomedicine Group, Inc. (a)	5,772	216,508
Cepheid, Inc. (a) (b)	34,332	2,099,402
ChemoCentryx, Inc. (a)	15,036	123,746
Chimerix, Inc. (a)	19,248	889,258
Clovis Oncology, Inc. (a) (b)	12,230	1,074,772
Coherus Biosciences, Inc. (a)	11,228	324,489
Concert Pharmaceuticals, Inc. (a)	7,706	114,742
CTI BioPharma Corp. (a) (b)	24,587	47,945
Curis, Inc. (a)	54,612	180,766
Cytokinetics, Inc. (a) (b)	18,716	125,772
CytRx Corp. (a) (b)	4,374	16,271
Dyax Corp. (a)	69,204	1,833,906
Dynavax Technologies Corp. (a) (b)	13,709	321,133
Eagle Pharmaceuticals, Inc. (a)	4,073	329,343
Emergent Biosolutions, Inc. (a)	13,410	441,859
Enanta Pharmaceuticals, Inc. (a) (b)	7,598	341,834
Epizyme, Inc. (a) (b)	13,833	331,992
Esperion Therapeutics, Inc. (a)	6,166	504,132
Exact Sciences Corp. (a) (b)	43,408	1,290,954
Exelixis, Inc. (a) (b)	72,244	271,637
FibroGen, Inc. (a)	22,468	527,998
Five Prime Therapeutics, Inc. (a) (b)	8,981	223,088
Flexion Therapeutics, Inc. (a)	6,860	150,165
Foundation Medicine, Inc. (a)	7,156	242,159
Galena Biopharma, Inc. (a) (b)	11,766	20,002
Genocea Biosciences, Inc. (a)	9,368	128,623

Biotechnology—(Continued)
Genomic Health, Inc. (a) (b)	8,810	244,830
Geron Corp. (a) (b)	58,006	248,266
Halozyme Therapeutics, Inc. (a) (b)	51,119	1,154,267
Heron Therapeutics, Inc. (a) (b)	11,263	350,955
Idera Pharmaceuticals, Inc. (a) (b)	14,856	55,116
Ignyta, Inc. (a)	9,090	137,168
Immune Design Corp. (a)	5,624	116,136
ImmunoGen, Inc. (a)	44,397	638,429
Immunomedics, Inc. (a) (b)	39,907	162,022
Infinity Pharmaceuticals, Inc. (a)	24,496	268,231
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	296,184
Insmed, Inc. (a) (b)	30,343	740,976
Insys Therapeutics, Inc. (a)	11,118	399,359
Ironwood Pharmaceuticals, Inc. (a) (b)	58,760	708,646
Karyopharm Therapeutics, Inc. (a) (b)	11,019	299,827
Keryx Biopharmaceuticals, Inc. (a) (b)	50,118	500,178
Kite Pharma, Inc. (a) (b)	13,446	819,803
KYTHERA Biopharmaceuticals, Inc. (a)	12,020	905,226
La Jolla Pharmaceutical Co. (a)	5,744	140,785
Lexicon Pharmaceuticals, Inc. (a) (b)	17,177	138,275
Ligand Pharmaceuticals, Inc. (a) (b)	8,179	825,261
Lion Biotechnologies, Inc. (a)	25,388	232,808
MacroGenics, Inc. (a)	13,229	502,305
MannKind Corp. (a) (b)	111,868	636,529
Merrimack Pharmaceuticals, Inc. (a) (b)	51,565	637,601
MiMedx Group, Inc. (a) (b)	49,469	573,346
Mirati Therapeutics, Inc. (a) (b)	4,660	146,650
Momenta Pharmaceuticals, Inc. (a)	26,806	611,445
Myriad Genetics, Inc. (a)	32,284	1,097,333
Navidea Biopharmaceuticals, Inc. (a)	75,619	121,747
Neurocrine Biosciences, Inc. (a)	39,063	1,865,649
NewLink Genetics Corp. (a)	8,942	395,862
Northwest Biotherapeutics, Inc. (a) (b)	18,629	184,986
Novavax, Inc. (a) (b)	130,917	1,458,415
OncoMed Pharmaceuticals, Inc. (a) (b)	6,539	147,127
Oncothyreon, Inc. (a) (b)	24,577	91,918
Ophthotech Corp. (a) (b)	11,108	578,282
Orexigen Therapeutics, Inc. (a)	37,757	186,897
Organovo Holdings, Inc. (a) (b)	14,050	52,968
Osiris Therapeutics, Inc. (a) (b)	9,827	191,233
Otonomy, Inc. (a)	7,267	167,068
OvaScience, Inc. (a) (b)	11,135	322,136
PDL BioPharma, Inc. (b)	67,220	432,225
Peregrine Pharmaceuticals, Inc. (a) (b)	22,982	30,106
Pfenex, Inc. (a)	8,039	155,957
Portola Pharmaceuticals, Inc. (a)	22,529	1,026,196
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	240,682
Prothena Corp. plc (a) (b)	15,217	801,479
PTC Therapeutics, Inc. (a) (b)	15,786	759,780
Radius Health, Inc. (a)	13,632	922,886
Raptor Pharmaceutical Corp. (a) (b)	39,815	628,679
Regulus Therapeutics, Inc. (a) (b)	14,017	153,626
Repligen Corp. (a)	15,913	656,730
Retrophin, Inc. (a)	16,403	543,759
Rigel Pharmaceuticals, Inc. (a)	17,518	56,233
Sage Therapeutics, Inc. (a)	6,488	473,624
Sangamo Biosciences, Inc. (a) (b)	31,616	350,621

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Sarepta Therapeutics, Inc. (a) (b)	19,766	$601,479
Sorrento Therapeutics, Inc. (a)	13,643	240,390
Spark Therapeutics, Inc. (a) (b)	4,906	295,685
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	211,575
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	353,323
Synta Pharmaceuticals Corp. (a)	46,117	102,841
TESARO, Inc. (a) (b)	10,530	619,059
TG Therapeutics, Inc. (a) (b)	16,876	279,973
Threshold Pharmaceuticals, Inc. (a) (b)	6,729	27,185
Trovagene, Inc. (a)	12,381	125,667
Ultragenyx Pharmaceutical, Inc. (a)	16,635	1,703,258
Vanda Pharmaceuticals, Inc. (a) (b)	20,273	257,264
Verastem, Inc. (a) (b)	15,532	117,111
Versartis, Inc. (a)	10,994	167,329
Vital Therapies, Inc. (a)	8,219	173,421
Xencor, Inc. (a)	13,567	298,067
XOMA Corp. (a) (b)	17,274	67,023
Zafgen, Inc. (a) (b)	7,873	272,642
ZIOPHARM Oncology, Inc. (a) (b)	53,630	643,560

		57,826,583

Building Products—0.8%
AAON, Inc. (b)	21,161	476,546
Advanced Drainage Systems, Inc. (b)	15,729	461,332
American Woodmark Corp. (a)	5,650	309,902
Apogee Enterprises, Inc.	13,684	720,326
Builders FirstSource, Inc. (a)	18,481	237,296
Continental Building Products, Inc. (a)	14,810	313,824
Gibraltar Industries, Inc. (a)	14,856	302,617
Griffon Corp.	14,438	229,853
Insteel Industries, Inc.	9,958	186,215
Masonite International Corp. (a)	14,468	1,014,351
NCI Building Systems, Inc. (a)	8,025	120,937
Nortek, Inc. (a) (b)	4,481	372,505
Patrick Industries, Inc. (a)	5,493	209,009
PGT, Inc. (a)	17,619	255,652
Ply Gem Holdings, Inc. (a) (b)	11,295	133,168
Quanex Building Products Corp.	17,697	379,247
Simpson Manufacturing Co., Inc.	20,877	709,818
Trex Co., Inc. (a)	14,671	725,187
Universal Forest Products, Inc.	8,783	456,979

		7,614,764

Capital Markets—1.4%
Arlington Asset Investment Corp. - Class A (b)	10,056	196,695
BGC Partners, Inc. - Class A	75,091	657,046
Calamos Asset Management, Inc. - Class A	3,322	40,695
Cohen & Steers, Inc.	9,693	330,337
Cowen Group, Inc. - Class A (a)	42,639	272,890
Diamond Hill Investment Group, Inc. (b)	1,546	308,674
Evercore Partners, Inc. - Class A	16,148	871,346
Financial Engines, Inc. (b)	24,757	1,051,677
GAMCO Investors, Inc. - Class A	3,184	218,773
Greenhill & Co., Inc. (b)	13,790	569,941
HFF, Inc. - Class A	17,641	736,159
International FCStone, Inc. (a)	7,668	254,884

Capital Markets—(Continued)
Investment Technology Group, Inc.	17,949	445,135
Janus Capital Group, Inc. (b)	67,429	1,154,384
KCG Holdings, Inc. - Class A (a)	26,569	327,596
Ladenburg Thalmann Financial Services, Inc. (a) (b)	24,282	84,987
Moelis & Co. - Class A (b)	8,425	241,882
OM Asset Management plc	14,839	263,986
Oppenheimer Holdings, Inc. - Class A	5,749	151,084
Piper Jaffray Cos. (a)	7,967	347,680
RCS Capital Corp. - Class A (a)	24,097	184,583
Safeguard Scientifics, Inc. (a) (b)	11,857	230,737
Stifel Financial Corp. (a)	31,775	1,834,688
Virtu Financial, Inc. - Class A (a)	10,626	249,498
Virtus Investment Partners, Inc.	3,430	453,618
Walter Investment Management Corp. (a) (b)	19,069	436,108
Westwood Holdings Group, Inc.	3,352	199,679
WisdomTree Investments, Inc. (b)	50,887	1,117,733

		13,232,495

Chemicals—1.9%
A. Schulman, Inc.	12,946	565,999
American Vanguard Corp. (b)	14,887	205,441
Axiall Corp.	33,438	1,205,440
Balchem Corp.	15,297	852,349
Calgon Carbon Corp.	26,333	510,334
Chase Corp.	3,533	140,437
Chemtura Corp. (a)	32,639	924,010
Ferro Corp. (a)	34,923	586,008
Flotek Industries, Inc. (a) (b)	26,380	330,541
FutureFuel Corp.	10,195	131,210
Hawkins, Inc.	4,778	192,983
HB Fuller Co.	23,919	971,590
Innophos Holdings, Inc.	9,884	520,294
Innospec, Inc.	12,490	562,550
Intrepid Potash, Inc. (a) (b)	19,646	234,573
KMG Chemicals, Inc.	5,294	134,679
Koppers Holdings, Inc.	10,265	253,751
Kraton Performance Polymers, Inc. (a)	16,524	394,593
Kronos Worldwide, Inc. (b)	10,959	120,111
LSB Industries, Inc. (a)	9,253	377,892
Minerals Technologies, Inc.	15,461	1,053,358
Olin Corp.	38,118	1,027,280
OM Group, Inc.	13,515	454,104
OMNOVA Solutions, Inc. (a)	12,521	93,782
PolyOne Corp.	40,607	1,590,576
Quaker Chemical Corp.	6,591	585,544
Rayonier Advanced Materials, Inc	19,176	311,802
Rentech, Inc. (a) (b)	27,156	29,057
Senomyx, Inc. (a) (b)	4,549	24,383
Sensient Technologies Corp.	21,287	1,454,754
Stepan Co.	9,701	524,921
Trecora Resources (a)	10,819	163,367
Tredegar Corp.	13,367	295,544
Trinseo S.A. (a) (b)	6,267	168,206
Tronox, Ltd. - Class A	30,359	444,152

		17,435,615

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	27,975	$919,538
ACCO Brands Corp. (a)	43,659	339,230
ARC Document Solutions, Inc. (a)	8,120	61,793
Brady Corp. - Class A	22,732	562,390
Brink’s Co. (The) (b)	24,924	733,513
Casella Waste Systems, Inc. - Class A (a)	3,929	22,042
Ceco Environmental Corp.	9,240	104,689
Civeo Corp.	45,952	141,073
Deluxe Corp.	23,936	1,484,032
Ennis, Inc.	14,123	262,547
Essendant, Inc.	16,899	663,286
G&K Services, Inc. - Class A	9,849	680,960
Healthcare Services Group, Inc. (b)	34,663	1,145,612
Herman Miller, Inc.	29,708	859,452
HNI Corp.	20,250	1,035,788
InnerWorkings, Inc. (a)	4,546	30,322
Interface, Inc.	31,333	784,892
Kimball International, Inc. - Class B	10,652	129,528
Knoll, Inc.	23,781	595,238
Matthews International Corp. - Class A	15,251	810,438
McGrath RentCorp	13,375	407,001
Mobile Mini, Inc.	20,648	868,042
MSA Safety, Inc.	14,087	683,360
Multi-Color Corp.	6,168	394,012
Quad/Graphics, Inc.	13,076	242,037
SP Plus Corp. (a)	8,683	226,713
Steelcase, Inc. - Class A	41,383	782,553
Team, Inc. (a)	10,055	404,714
Tetra Tech, Inc. (e)	27,830	713,561
U.S. Ecology, Inc. (b)	10,067	490,464
UniFirst Corp.	7,187	803,866
Viad Corp.	11,786	319,519
West Corp.	24,184	727,938

		18,430,143

Communications Equipment—1.3%
ADTRAN, Inc.	24,190	393,088
Alliance Fiber Optic Products, Inc.	6,973	129,349
Applied Optoelectronics, Inc. (a)	8,235	142,960
Bel Fuse, Inc. - Class B	5,525	113,373
Black Box Corp.	10,414	208,280
CalAmp Corp. (a) (b)	19,380	353,879
Calix, Inc. (a)	19,494	148,349
Ciena Corp. (a) (b)	54,524	1,291,128
Comtech Telecommunications Corp.	8,068	234,375
Digi International, Inc. (a)	4,218	40,282
Extreme Networks, Inc. (a)	14,014	37,698
Finisar Corp. (a) (b)	50,382	900,326
Harmonic, Inc. (a)	34,340	234,542
Infinera Corp. (a) (b)	62,922	1,320,104
InterDigital, Inc. (b)	17,703	1,007,124
Ixia (a)	28,748	357,625
KVH Industries, Inc. (a)	8,641	116,221
NETGEAR, Inc. (a)	17,479	524,720
Oclaro, Inc. (a) (b)	8,513	19,239
Plantronics, Inc.	19,134	1,077,436

Communications Equipment—(Continued)
Polycom, Inc. (a)	67,951	777,359
Ruckus Wireless, Inc. (a) (b)	32,295	333,930
ShoreTel, Inc. (a)	28,961	196,356
Sonus Networks, Inc. (a) (b)	14,882	102,983
Ubiquiti Networks, Inc. (b)	14,660	467,874
ViaSat, Inc. (a) (b)	19,916	1,200,138

		11,728,738

Construction & Engineering—0.6%
Aegion Corp. (a)	14,940	282,964
Argan, Inc.	6,140	247,626
Comfort Systems USA, Inc.	19,376	444,679
Dycom Industries, Inc. (a)	16,749	985,679
EMCOR Group, Inc.	28,642	1,368,228
Furmanite Corp. (a)	7,914	64,262
Granite Construction, Inc.	19,068	677,105
Great Lakes Dredge & Dock Corp. (a)	13,918	82,951
MasTec, Inc. (a)	32,059	637,012
MYR Group, Inc. (a)	10,017	310,126
Primoris Services Corp.	17,845	353,331
Tutor Perini Corp. (a)	19,192	414,164

		5,868,127

Construction Materials—0.1%
Headwaters, Inc. (a)	35,983	655,610
Summit Materials, Inc. - Class A (a)	13,440	342,720
U.S. Concrete, Inc. (a) (b)	7,217	273,452

		1,271,782

Consumer Finance—0.5%
Cash America International, Inc. (b)	14,003	366,739
Encore Capital Group, Inc. (a) (b)	12,804	547,243
Enova International, Inc. (a)	12,812	239,328
Ezcorp, Inc. - Class A (a) (b)	11,992	89,101
First Cash Financial Services, Inc. (a)	12,552	572,246
Green Dot Corp. - Class A (a)	21,594	412,877
Nelnet, Inc. - Class A	10,320	446,959
PRA Group, Inc. (a) (b)	22,334	1,391,631
World Acceptance Corp. (a) (b)	3,560	218,976

		4,285,100

Containers & Packaging—0.3%
AEP Industries, Inc. (a)	2,193	121,054
Berry Plastics Group, Inc. (a)	55,200	1,788,480
Greif, Inc. - Class A	14,378	515,451
Myers Industries, Inc.	13,337	253,403

		2,678,388

Distributors—0.2%
Core-Mark Holding Co., Inc.	11,438	677,701
Pool Corp.	20,211	1,418,408

		2,096,109

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—1.1%
2U, Inc. (a)	11,421	$367,642
American Public Education, Inc. (a)	8,921	229,448
Apollo Education Group, Inc. (a)	44,173	568,948
Ascent Capital Group, Inc. - Class A (a)	6,860	293,197
Bright Horizons Family Solutions, Inc. (a)	17,415	1,006,587
Capella Education Co.	5,633	302,323
Career Education Corp. (a)	3,867	12,761
Carriage Services, Inc. (b)	9,414	224,806
Chegg, Inc. (a) (b)	25,551	200,320
DeVry Education Group, Inc.	29,702	890,466
Grand Canyon Education, Inc. (a)	22,843	968,543
Houghton Mifflin Harcourt Co. (a)	63,495	1,600,074
K12, Inc. (a)	17,337	219,313
LifeLock, Inc. (a) (b)	44,145	723,978
Regis Corp. (a)	18,180	286,517
Sotheby’s (b)	30,046	1,359,281
Steiner Leisure, Ltd. (a)	5,716	307,407
Strayer Education, Inc. (a)	5,524	238,084

		9,799,695

Diversified Financial Services—0.4%
FNFV Group (a)	37,452	576,012
Gain Capital Holdings, Inc.	12,111	115,781
MarketAxess Holdings, Inc.	16,887	1,566,607
NewStar Financial, Inc. (a)	5,661	62,271
PHH Corp. (a)	24,884	647,731
PICO Holdings, Inc. (a)	12,147	178,804
Tiptree Financial, Inc. - Class A	15,090	109,402

		3,256,608

Diversified Telecommunication Services—0.7%
8x8, Inc. (a) (b)	32,958	295,304
Atlantic Tele-Network, Inc.	4,754	328,406
Cincinnati Bell, Inc. (a)	77,434	295,798
Cogent Communications Holdings, Inc.	22,011	744,852
Consolidated Communications Holdings, Inc. (b)	24,229	509,051
Fairpoint Communications, Inc. (a)	11,602	211,389
General Communication, Inc. - Class A (a)	16,537	281,294
Globalstar, Inc. (a) (b)	221,350	467,049
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	167,066
IDT Corp. - Class B	8,438	152,559
inContact, Inc. (a)	27,382	270,260
Inteliquent, Inc.	16,025	294,860
Intelsat S.A. (a) (b)	13,533	134,247
Iridium Communications, Inc. (a) (b)	30,237	274,854
Lumos Networks Corp.	8,454	125,035
ORBCOMM, Inc. (a)	27,147	183,242
Pacific DataVision, Inc. (a)	6,964	293,393
Premiere Global Services, Inc. (a)	15,601	160,534
Straight Path Communications, Inc. - Class B (a)	4,448	145,850
Vonage Holdings Corp. (a)	86,416	424,303
Windstream Holdings, Inc.	47,088	300,422

		6,059,768

Electric Utilities—1.0%
ALLETE, Inc.	23,439	1,087,335
Cleco Corp.	27,239	1,466,820
El Paso Electric Co.	18,779	650,880
Empire District Electric Co. (The)	22,399	488,298
IDACORP, Inc.	22,725	1,275,781
MGE Energy, Inc.	16,879	653,724
Otter Tail Corp. (b)	18,873	502,022
PNM Resources, Inc.	34,831	856,843
Portland General Electric Co.	38,033	1,261,174
UIL Holdings Corp.	25,300	1,159,246
Unitil Corp.	7,429	245,306

		9,647,429

Electrical Equipment—0.8%
AZZ, Inc.	12,522	648,640
Encore Wire Corp.	10,537	466,684
EnerSys (b)	20,139	1,415,570
Enphase Energy, Inc. (a)	14,019	106,684
Franklin Electric Co., Inc.	23,378	755,811
FuelCell Energy, Inc. (a) (b)	86,190	84,199
Generac Holdings, Inc. (a) (b)	31,228	1,241,313
General Cable Corp.	24,951	492,283
GrafTech International, Ltd. (a)	39,461	195,726
Plug Power, Inc. (a) (b)	40,337	98,826
Polypore International, Inc. (a)	21,441	1,283,887
Powell Industries, Inc.	4,404	154,889
Power Solutions International, Inc. (a) (b)	2,293	123,868
PowerSecure International, Inc. (a)	11,742	173,312
Thermon Group Holdings, Inc. (a)	15,847	381,437

		7,623,129

Electronic Equipment, Instruments & Components—2.4%
Anixter International, Inc. (a)	13,642	888,776
AVX Corp.	21,871	294,384
Badger Meter, Inc. (b)	6,820	433,002
Belden, Inc.	19,726	1,602,343
Benchmark Electronics, Inc. (a)	26,588	579,087
Checkpoint Systems, Inc.	21,005	213,831
Coherent, Inc. (a)	10,815	686,536
CTS Corp.	18,070	348,209
Daktronics, Inc.	18,513	219,564
DTS, Inc. (a)	9,298	283,496
Fabrinet (a)	17,507	327,906
FARO Technologies, Inc. (a) (b)	8,551	399,332
FEI Co. (b)	19,233	1,594,993
GSI Group, Inc. (a)	18,739	281,647
II-VI, Inc. (a)	27,302	518,192
Insight Enterprises, Inc. (a) (e)	19,337	578,370
InvenSense, Inc. (a) (b)	34,992	528,379
Itron, Inc. (a)	17,053	587,305
Kimball Electronics, Inc. (a)	14,109	205,850
Knowles Corp. (a)	39,623	717,176
Littelfuse, Inc.	10,194	967,309
Mercury Systems, Inc. (a)	15,581	228,106
Mesa Laboratories, Inc.	1,474	131,038
Methode Electronics, Inc.	19,169	526,189

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
MTS Systems Corp.	7,482	$515,884
Newport Corp. (a)	20,202	383,030
OSI Systems, Inc. (a)	8,661	613,112
Park Electrochemical Corp.	10,569	202,502
PC Connection, Inc.	5,366	132,755
Plexus Corp. (a) (e)	15,326	672,505
RealD, Inc. (a) (b)	18,684	230,374
Rofin-Sinar Technologies, Inc. (a)	15,227	420,265
Rogers Corp. (a)	8,965	592,945
Sanmina Corp. (a)	38,495	776,059
ScanSource, Inc. (a)	14,516	552,479
SYNNEX Corp.	13,395	980,380
Tech Data Corp. (a)	17,007	978,923
TTM Technologies, Inc. (a) (b)	26,923	268,961
Universal Display Corp. (a) (b)	19,252	995,906
Vishay Intertechnology, Inc.	63,046	736,377

		22,193,477

Energy Equipment & Services—1.3%
Atwood Oceanics, Inc.	30,196	798,382
Basic Energy Services, Inc. (a)	18,235	137,674
Bristow Group, Inc.	17,044	908,445
C&J Energy Services, Ltd. (a) (b)	23,819	314,411
CARBO Ceramics, Inc. (b)	9,292	386,826
Era Group, Inc. (a)	10,332	211,599
Exterran Holdings, Inc.	32,296	1,054,464
FMSA Holdings, Inc. (a) (b)	30,707	251,490
Forum Energy Technologies, Inc. (a)	29,182	591,811
Geospace Technologies Corp. (a) (b)	6,866	158,261
GulfMark Offshore, Inc. - Class A (b)	13,516	156,786
Helix Energy Solutions Group, Inc. (a)	52,891	668,013
Hornbeck Offshore Services, Inc. (a) (b)	18,165	372,928
Key Energy Services, Inc. (a)	15,230	27,414
Matrix Service Co. (a)	14,196	259,503
McDermott International, Inc. (a) (b)	116,414	621,651
Natural Gas Services Group, Inc. (a)	6,643	151,593
Newpark Resources, Inc. (a)	42,672	346,923
Oil States International, Inc. (a)	24,052	895,456
Parker Drilling Co. (a)	61,149	203,015
PHI, Inc. (a)	6,426	192,909
Pioneer Energy Services Corp. (a)	31,825	201,771
RigNet, Inc. (a) (b)	7,930	242,420
SEACOR Holdings, Inc. (a)	8,562	607,388
Seventy Seven Energy, Inc. (a)	28,293	121,377
Tesco Corp.	18,090	197,181
TETRA Technologies, Inc. (a)	39,068	249,254
Tidewater, Inc.	22,085	501,992
U.S. Silica Holdings, Inc. (b)	26,394	774,928
Unit Corp. (a)	23,609	640,276

		12,246,141

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	13,251	516,789
Casey’s General Stores, Inc.	17,736	1,698,045
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	182,175
Fresh Market, Inc. (The) (a) (b)	21,412	688,182

Food & Staples Retailing—(Continued)
Ingles Markets, Inc. - Class A	6,173	294,884
Natural Grocers by Vitamin Cottage, Inc. (a)	5,060	124,577
Pricesmart, Inc. (b)	9,262	845,065
Smart & Final Stores, Inc. (a)	12,072	215,727
SpartanNash Co.	16,917	550,479
SUPERVALU, Inc. (a)	122,481	990,871
United Natural Foods, Inc. (a) (b)	24,142	1,537,362
Village Super Market, Inc. - Class A	3,901	123,623
Weis Markets, Inc.	6,205	261,541

		8,029,320

Food Products—1.4%
B&G Foods, Inc. (b)	28,531	813,989
Boulder Brands, Inc. (a) (b)	17,764	123,282
Cal-Maine Foods, Inc. (b)	14,936	779,659
Calavo Growers, Inc. (b)	7,353	381,841
Darling Ingredients, Inc. (a)	73,666	1,079,944
Dean Foods Co. (b)	40,701	658,135
Diamond Foods, Inc. (a)	11,938	374,615
Fresh Del Monte Produce, Inc.	15,644	604,797
Freshpet, Inc. (a) (b)	10,328	192,101
J&J Snack Foods Corp.	6,576	727,766
John B Sanfilippo & Son, Inc.	4,642	240,920
Lancaster Colony Corp.	9,178	833,821
Landec Corp. (a)	14,010	202,164
Limoneira Co. (b)	4,954	110,127
Omega Protein Corp. (a)	11,349	156,049
Post Holdings, Inc. (a) (b)	25,719	1,387,026
Sanderson Farms, Inc. (b)	10,180	765,129
Seaboard Corp. (a) (b)	116	417,484
Seneca Foods Corp. - Class A (a)	4,612	128,075
Snyders-Lance, Inc.	22,934	740,080
Tootsie Roll Industries, Inc. (b)	7,524	243,101
TreeHouse Foods, Inc. (a)	20,661	1,674,161

		12,634,266

Gas Utilities—0.9%
Chesapeake Utilities Corp.	6,975	375,604
Laclede Group, Inc. (The) (b)	20,981	1,092,271
New Jersey Resources Corp.	41,016	1,129,991
Northwest Natural Gas Co. (b)	13,257	559,180
ONE Gas, Inc. (b)	25,410	1,081,450
Piedmont Natural Gas Co., Inc. (b)	35,782	1,263,462
South Jersey Industries, Inc.	31,808	786,612
Southwest Gas Corp.	22,160	1,179,133
WGL Holdings, Inc.	22,985	1,247,856

		8,715,559

Health Care Equipment & Supplies—3.3%
Abaxis, Inc. (b)	11,146	573,796
ABIOMED, Inc. (a)	19,803	1,301,651
Accuray, Inc. (a) (b)	37,218	250,849
Analogic Corp.	6,542	516,164
AngioDynamics, Inc. (a)	13,423	220,137
Anika Therapeutics, Inc. (a)	7,087	234,084
Antares Pharma, Inc. (a)	20,273	42,168

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
AtriCure, Inc. (a) (b)	16,421	$404,613
Atrion Corp.	618	242,448
Cantel Medical Corp.	16,951	909,760
Cardiovascular Systems, Inc. (a)	14,951	395,454
Cerus Corp. (a) (b)	58,685	304,575
CONMED Corp.	12,540	730,706
CryoLife, Inc.	17,220	194,242
Cutera, Inc. (a)	7,303	113,050
Cyberonics, Inc. (a)	13,162	782,613
Cynosure, Inc. - Class A (a)	11,463	442,243
Endologix, Inc. (a) (b)	32,408	497,139
Exactech, Inc. (a)	5,322	110,857
GenMark Diagnostics, Inc. (a) (b)	19,362	175,420
Globus Medical, Inc. - Class A (a)	32,393	831,528
Greatbatch, Inc. (a)	12,931	697,240
Haemonetics Corp. (a)	24,041	994,336
Halyard Health, Inc. (a)	21,675	877,837
HeartWare International, Inc. (a) (b)	8,570	622,953
ICU Medical, Inc. (a)	6,398	612,033
Inogen, Inc. (a)	7,470	333,162
Insulet Corp. (a) (b)	27,643	856,518
Integra LifeSciences Holdings Corp. (a)	11,486	773,812
Invacare Corp.	15,930	344,566
InVivo Therapeutics Holdings Corp. (a)	14,692	237,276
K2M Group Holdings, Inc. (a)	8,524	204,746
LDR Holding Corp. (a)	10,928	472,636
Masimo Corp. (a)	21,582	836,087
Meridian Bioscience, Inc. (b)	22,552	420,369
Merit Medical Systems, Inc. (a)	21,638	466,083
Natus Medical, Inc. (a)	16,472	701,048
Neogen Corp. (a)	17,828	845,760
Nevro Corp. (a)	7,164	385,065
NuVasive, Inc. (a)	21,973	1,041,081
NxStage Medical, Inc. (a) (b)	30,508	435,807
OraSure Technologies, Inc. (a) (b)	29,491	158,956
Orthofix International NV (a)	9,598	317,886
Oxford Immunotec Global plc (a) (b)	8,922	123,570
Quidel Corp. (a) (b)	13,903	319,074
Rockwell Medical, Inc. (a) (b)	22,438	361,701
RTI Surgical, Inc. (a)	15,908	102,766
Spectranetics Corp. (The) (a) (b)	21,548	495,819
STAAR Surgical Co. (a) (b)	19,419	187,588
STERIS Corp. (b)	28,118	1,811,924
SurModics, Inc. (a)	5,420	126,936
Thoratec Corp. (a) (b)	26,257	1,170,274
Tornier NV (a)	17,693	442,148
Unilife Corp. (a) (b)	10,691	22,986
Utah Medical Products, Inc.	2,002	119,379
Vascular Solutions, Inc. (a)	9,953	345,568
West Pharmaceutical Services, Inc.	32,889	1,910,193
Wright Medical Group, Inc. (a) (b)	24,578	645,418
Zeltiq Aesthetics, Inc. (a)	14,709	433,474

		30,527,572

Health Care Providers & Services—2.6%
AAC Holdings, Inc. (a) (b)	3,146	137,040
Aceto Corp.	12,766	314,427

Health Care Providers & Services—(Continued)
Adeptus Health, Inc. - Class A (a)	2,999	284,875
Air Methods Corp. (a) (b)	18,730	774,298
Almost Family, Inc. (a)	4,667	186,260
Amedisys, Inc. (a)	13,972	555,108
AMN Healthcare Services, Inc. (a)	23,983	757,623
Amsurg Corp. (a)	22,435	1,569,328
Bio-Reference Labs, Inc. (a)	12,716	524,535
BioScrip, Inc. (a)	2,508	9,104
BioTelemetry, Inc. (a)	15,006	141,507
Capital Senior Living Corp. (a)	14,260	349,370
Chemed Corp.	7,941	1,041,065
Civitas Solutions, Inc. (a)	6,456	137,706
Corvel Corp. (a)	5,325	170,507
Cross Country Healthcare, Inc. (a)	16,495	209,157
Diplomat Pharmacy, Inc. (a) (b)	17,028	762,003
Ensign Group, Inc. (The)	11,187	571,208
ExamWorks Group, Inc. (a) (b)	19,285	754,043
Genesis Healthcare, Inc. (a)	18,387	121,354
Hanger, Inc. (a)	17,356	406,825
HealthEquity, Inc. (a)	17,002	544,914
HealthSouth Corp.	42,069	1,937,698
Healthways, Inc. (a)	16,239	194,543
IPC Healthcare, Inc. (a)	7,683	425,561
Kindred Healthcare, Inc.	38,603	783,255
Landauer, Inc. (b)	5,165	184,081
LHC Group, Inc. (a)	6,847	261,898
Magellan Health, Inc. (a)	12,415	869,919
Molina Healthcare, Inc. (a) (b)	16,364	1,150,389
National Healthcare Corp.	5,246	340,938
Nobilis Health Corp. (a)	20,768	141,222
Owens & Minor, Inc. (b)	31,521	1,071,714
PharMerica Corp. (a)	13,843	460,972
Providence Service Corp. (The) (a)	6,975	308,853
RadNet, Inc. (a)	17,918	119,871
Select Medical Holdings Corp.	48,954	793,055
Surgical Care Affiliates, Inc. (a)	10,168	390,248
Team Health Holdings, Inc. (a)	33,000	2,155,890
Triple-S Management Corp. - Class B (a)	12,074	309,819
U.S. Physical Therapy, Inc.	6,011	329,162
Universal American Corp. (a)	20,509	207,551
WellCare Health Plans, Inc. (a)	20,280	1,720,352

		24,479,248

Health Care Technology—0.6%
Castlight Health, Inc. - Class B (a)	16,704	135,971
Computer Programs & Systems, Inc. (b)	5,856	312,827
HealthStream, Inc. (a)	12,016	365,527
HMS Holdings Corp. (a) (b)	44,959	771,946
MedAssets, Inc. (a)	31,309	690,676
Medidata Solutions, Inc. (a)	26,770	1,454,146
Merge Healthcare, Inc. (a)	38,387	184,258
Omnicell, Inc. (a)	18,760	707,440
Press Ganey Holdings, Inc. (a)	6,250	179,187
Quality Systems, Inc.	24,814	411,168
Vocera Communications, Inc. (a)	11,244	128,744

		5,341,890

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—3.1%
Belmond, Ltd. - Class A (a)	45,218	$564,773
Biglari Holdings, Inc. (a)	871	360,376
BJ’s Restaurants, Inc. (a)	10,878	527,039
Bloomin’ Brands, Inc.	57,635	1,230,507
Bob Evans Farms, Inc.	10,847	553,739
Boyd Gaming Corp. (a)	36,081	539,411
Buffalo Wild Wings, Inc. (a) (b)	8,659	1,356,779
Caesars Acquisition Co. - Class A (a) (b)	13,325	91,676
Caesars Entertainment Corp. (a) (b)	25,824	158,043
Carrols Restaurant Group, Inc. (a)	11,166	116,126
Cheesecake Factory, Inc. (The)	22,672	1,236,418
Churchill Downs, Inc.	6,674	834,584
Chuy’s Holdings, Inc. (a) (b)	8,272	221,607
ClubCorp Holdings, Inc.	20,723	494,865
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,354,969
Dave & Buster’s Entertainment, Inc. (a)	10,814	390,277
Del Frisco’s Restaurant Group, Inc. (a)	12,052	224,529
Denny’s Corp. (a)	35,635	413,722
Diamond Resorts International, Inc. (a) (b)	19,545	616,645
DineEquity, Inc.	7,910	783,802
El Pollo Loco Holdings, Inc. (a)	6,767	140,145
Eldorado Resorts, Inc. (a)	18,349	143,489
Fiesta Restaurant Group, Inc. (a)	13,371	668,550
Habit Restaurants, Inc. (The) - Class A (a)	5,649	176,757
International Speedway Corp. - Class A	12,935	474,326
Interval Leisure Group, Inc. (b)	19,771	451,767
Intrawest Resorts Holdings, Inc. (a)	9,271	107,729
Isle of Capri Casinos, Inc. (a)	12,013	218,036
Jack in the Box, Inc.	17,122	1,509,476
Jamba, Inc. (a) (b)	9,661	149,649
Krispy Kreme Doughnuts, Inc. (a) (b)	33,031	636,177
La Quinta Holdings, Inc. (a) (b)	43,635	997,060
Marcus Corp. (The)	9,550	183,169
Marriott Vacations Worldwide Corp.	12,016	1,102,468
Papa John’s International, Inc.	13,488	1,019,828
Penn National Gaming, Inc. (a) (b)	39,538	725,522
Pinnacle Entertainment, Inc. (a)	29,578	1,102,668
Popeyes Louisiana Kitchen, Inc. (a)	10,245	614,598
Potbelly Corp. (a)	8,334	102,091
Red Robin Gourmet Burgers, Inc. (a)	7,250	622,195
Ruby Tuesday, Inc. (a)	16,937	106,195
Ruth’s Hospitality Group, Inc.	17,912	288,741
Scientific Games Corp. - Class A (a) (b)	23,377	363,279
SeaWorld Entertainment, Inc.	32,101	591,942
Shake Shack, Inc. - Class A (a) (b)	2,909	175,325
Sonic Corp.	24,157	695,722
Speedway Motorsports, Inc.	7,078	160,317
Texas Roadhouse, Inc. (b)	33,641	1,259,183
Vail Resorts, Inc.	16,836	1,838,491
Zoe’s Kitchen, Inc. (a)	9,191	376,280

		29,071,062

Household Durables—1.2%
Bassett Furniture Industries, Inc.	5,374	152,675
Beazer Homes USA, Inc. (a) (b)	13,700	273,315
Cavco Industries, Inc. (a)	4,452	335,859

Household Durables—(Continued)
Century Communities, Inc. (a)	7,561	152,203
CSS Industries, Inc.	4,201	127,080
Ethan Allen Interiors, Inc. (b)	12,159	320,268
Flexsteel Industries, Inc.	2,983	128,537
Helen of Troy, Ltd. (a)	12,978	1,265,225
Hooker Furniture Corp.	5,444	136,699
Hovnanian Enterprises, Inc. - Class A (a) (b)	21,851	58,124
Installed Building Products, Inc. (a)	9,469	231,801
iRobot Corp. (a)	14,746	470,102
KB Home (b)	37,768	626,949
La-Z-Boy, Inc.	22,985	605,425
LGI Homes, Inc. (a) (b)	8,210	162,394
Libbey, Inc.	10,247	423,509
M/I Homes, Inc. (a)	12,868	317,454
MDC Holdings, Inc. (b)	19,869	595,474
Meritage Homes Corp. (a)	17,972	846,301
NACCO Industries, Inc. - Class A	2,380	144,609
Ryland Group, Inc. (The)	21,072	977,109
Standard Pacific Corp. (a)	61,225	545,515
Taylor Morrison Home Corp. - Class A (a)	15,532	316,232
TRI Pointe Homes, Inc. (a)	72,675	1,111,927
Universal Electronics, Inc. (a)	7,461	371,856
WCI Communities, Inc. (a)	6,498	158,486
William Lyon Homes - Class A (a) (b)	9,057	232,493
ZAGG, Inc. (a)	15,041	119,125

		11,206,746

Household Products—0.2%
Central Garden & Pet Co. - Class A (a)	14,853	169,473
HRG Group, Inc. (a)	41,219	535,847
Orchids Paper Products Co.	5,348	128,726
WD-40 Co.	6,750	588,330

		1,422,376

Independent Power and Renewable Electricity Producers—0.6%
Abengoa Yield plc (b)	22,721	711,622
Atlantic Power Corp. (b)	29,364	90,441
Dynegy, Inc. (a)	59,317	1,735,022
NRG Yield, Inc. - Class A (b)	16,087	353,753
NRG Yield, Inc. - Class C (b)	16,123	352,933
Ormat Technologies, Inc.	16,649	627,334
Pattern Energy Group, Inc. (b)	23,960	679,985
Talen Energy Corp. (a)	38,673	663,629
Vivint Solar, Inc. (a) (b)	12,006	146,113

		5,360,832

Industrial Conglomerates—0.0%
Raven Industries, Inc. (b)	18,658	379,317

Insurance—2.2%
Ambac Financial Group, Inc. (a)	22,444	373,468
American Equity Investment Life Holding Co.	34,819	939,417
AMERISAFE, Inc.	9,298	437,564
Argo Group International Holdings, Ltd.	13,573	756,016
Baldwin & Lyons, Inc. - Class B	4,133	95,142
Citizens, Inc. (a) (b)	22,172	165,403

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
CNO Financial Group, Inc.	91,193	$1,673,391
Crawford & Co. - Class B (b)	3,188	26,875
eHealth, Inc. (a)	9,228	117,103
Employers Holdings, Inc.	16,380	373,136
Enstar Group, Ltd. (a)	4,185	648,466
FBL Financial Group, Inc. - Class A	4,790	276,479
Federated National Holding Co.	5,884	142,393
Fidelity & Guaranty Life	4,816	113,802
First American Financial Corp. (b)	49,604	1,845,765
Global Indemnity plc (a)	3,335	93,647
Greenlight Capital Re, Ltd. - Class A (a)	13,998	408,322
HCI Group, Inc. (b)	5,174	228,742
Heritage Insurance Holdings, Inc. (a)	11,792	271,098
Horace Mann Educators Corp.	20,028	728,619
Infinity Property & Casualty Corp.	5,597	424,476
James River Group Holdings, Ltd.	4,499	116,389
Kemper Corp.	20,321	783,375
Maiden Holdings, Ltd. (b)	26,833	423,425
MBIA, Inc. (a)	72,982	438,622
Meadowbrook Insurance Group, Inc.	15,359	132,087
Montpelier Re Holdings, Ltd.	17,757	701,401
National General Holdings Corp.	15,899	331,176
National Western Life Insurance Co. - Class A	1,212	290,262
Navigators Group, Inc. (The) (a)	5,301	411,146
OneBeacon Insurance Group, Ltd. - Class A	11,496	166,807
Primerica, Inc.	24,674	1,127,355
RLI Corp. (b)	20,825	1,070,197
Safety Insurance Group, Inc.	6,815	393,294
Selective Insurance Group, Inc.	28,514	799,818
State Auto Financial Corp.	7,940	190,163
State National Cos., Inc. (b)	7,988	86,510
Stewart Information Services Corp.	11,286	449,183
Symetra Financial Corp.	37,115	897,069
Third Point Reinsurance, Ltd. (a) (b)	39,485	582,404
United Fire Group, Inc.	9,732	318,820
United Insurance Holdings Corp.	8,654	134,483
Universal Insurance Holdings, Inc. (b)	16,046	388,313

		20,371,623

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc. - Class A (a)	13,348	139,620
Blue Nile, Inc. (a) (b)	6,605	200,726
Etsy, Inc. (a)	12,070	169,583
FTD Cos., Inc. (a) (b)	9,600	270,624
HSN, Inc.	14,732	1,034,039
Lands’ End, Inc. (a) (b)	8,472	210,360
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	1,121,353
Nutrisystem, Inc. (b)	14,262	354,839
Orbitz Worldwide, Inc. (a)	52,480	599,322
Overstock.com, Inc. (a)	6,447	145,315
PetMed Express, Inc. (b)	11,281	194,823
Shutterfly, Inc. (a) (b)	17,108	817,933
Travelport Worldwide, Ltd. (b)	49,436	681,228
Wayfair, Inc. - Class A (a) (b)	9,556	359,688
zulily, Inc. - Class A (a)	31,059	405,009

		6,704,462

Internet Software & Services—2.4%
Actua Corp. (a)	20,148	287,310
Angie’s List, Inc. (a)	21,237	130,820
Bankrate, Inc. (a)	24,195	253,806
Bazaarvoice, Inc. (a) (b)	25,119	147,951
Benefitfocus, Inc. (a)	3,815	167,288
Blucora, Inc. (a)	20,338	328,459
Box, Inc. - Class A (a) (b)	4,427	82,519
Brightcove, Inc. (a)	4,060	27,852
Carbonite, Inc. (a)	9,013	106,444
ChannelAdvisor Corp. (a) (b)	10,403	124,316
Cimpress NV (a) (b)	15,212	1,280,242
comScore, Inc. (a)	16,327	869,576
Constant Contact, Inc. (a)	15,503	445,866
Cornerstone OnDemand, Inc. (a) (b)	26,060	906,888
Coupons.com, Inc. (a)	29,125	314,259
Cvent, Inc. (a)	11,076	285,539
Dealertrack Technologies, Inc. (a)	24,713	1,551,729
Demandware, Inc. (a) (b)	15,487	1,100,816
DHI Group, Inc. (a)	16,579	147,387
EarthLink Holdings Corp.	39,685	297,241
Endurance International Group Holdings, Inc. (a) (b)	27,384	565,753
Envestnet, Inc. (a)	16,750	677,202
Everyday Health, Inc. (a)	10,524	134,497
Gogo, Inc. (a) (b)	27,419	587,589
GrubHub, Inc. (a) (b)	34,851	1,187,374
GTT Communications, Inc. (a)	11,597	276,820
Internap Corp. (a)	29,790	275,558
IntraLinks Holdings, Inc. (a)	20,583	245,144
j2 Global, Inc.	21,621	1,468,931
Limelight Networks, Inc. (a)	9,528	37,540
Liquidity Services, Inc. (a)	13,134	126,480
LivePerson, Inc. (a) (b)	29,330	287,727
LogMeIn, Inc. (a)	11,323	730,220
Marketo, Inc. (a) (b)	16,297	457,294
Millennial Media, Inc. (a)	59,527	96,434
Monster Worldwide, Inc. (a) (b)	30,595	200,091
NIC, Inc.	33,146	605,909
OPOWER, Inc. (a)	12,724	146,453
Q2 Holdings, Inc. (a)	9,262	261,652
QuinStreet, Inc. (a)	4,772	30,779
RetailMeNot, Inc. (a)	18,130	323,258
Rocket Fuel, Inc. (a)	13,061	107,100
SciQuest, Inc. (a)	15,491	229,422
Shutterstock, Inc. (a) (b)	9,230	541,247
SPS Commerce, Inc. (a)	7,550	496,790
Stamps.com, Inc. (a)	6,857	504,469
Textura Corp. (a) (b)	9,452	263,049
TrueCar, Inc. (a)	23,179	277,916
United Online, Inc. (a)	7,274	113,984
Web.com Group, Inc. (a)	20,520	496,994
WebMD Health Corp. (a) (b)	19,045	843,313
Wix.com, Ltd. (a)	7,180	169,592
XO Group, Inc. (a)	17,026	278,375
Xoom Corp. (a) (b)	15,422	324,710

		22,225,974

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.2%
Acxiom Corp. (a)	37,591	$660,850
Blackhawk Network Holdings, Inc. (a)	24,769	1,020,483
CACI International, Inc. - Class A (a) (e)	10,745	869,163
Cardtronics, Inc. (a) (b)	20,736	768,269
Cass Information Systems, Inc. (b)	5,928	333,272
CIBER, Inc. (a)	15,031	51,857
Convergys Corp.	48,317	1,231,600
CSG Systems International, Inc. (b)	15,258	483,068
EPAM Systems, Inc. (a)	22,632	1,612,077
Euronet Worldwide, Inc. (a)	23,694	1,461,920
EVERTEC, Inc.	32,365	687,433
ExlService Holdings, Inc. (a)	16,429	568,115
Forrester Research, Inc.	5,782	208,268
Global Cash Access Holdings, Inc. (a)	21,062	163,020
Hackett Group, Inc. (The)	13,330	179,022
Heartland Payment Systems, Inc. (b)	17,385	939,659
iGATE Corp. (a)	17,995	858,182
Lionbridge Technologies, Inc. (a)	17,251	106,439
Luxoft Holding, Inc. (a)	8,590	485,764
ManTech International Corp. - Class A	12,440	360,760
MAXIMUS, Inc.	30,487	2,003,910
MoneyGram International, Inc. (a) (b)	11,813	108,561
NeuStar, Inc. - Class A (a) (b)	26,451	772,634
Perficient, Inc. (a)	17,369	334,180
Science Applications International Corp.	21,353	1,128,506
ServiceSource International, Inc. (a) (b)	13,099	71,651
Sykes Enterprises, Inc. (a)	20,461	496,179
Syntel, Inc. (a)	13,894	659,687
TeleTech Holdings, Inc.	7,377	199,769
Unisys Corp. (a) (b)	26,228	524,298
Virtusa Corp. (a)	13,325	684,905

		20,033,501

Leisure Products—0.3%
Arctic Cat, Inc.	6,783	225,264
Black Diamond, Inc. (a)	12,972	119,861
Callaway Golf Co. (b)	30,294	270,828
Malibu Boats, Inc. - Class A (a)	8,768	176,149
Nautilus, Inc. (a)	16,328	351,215
Performance Sports Group, Ltd. (a)	23,135	416,430
Smith & Wesson Holding Corp. (a) (b)	25,637	425,318
Sturm Ruger & Co., Inc. (b)	8,538	490,508

		2,475,573

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a) (b)	11,348	292,892
Affymetrix, Inc. (a) (b) (e)	38,409	419,426
Albany Molecular Research, Inc. (a) (b)	12,484	252,426
Cambrex Corp. (a)	15,180	667,009
Fluidigm Corp. (a) (b)	13,200	319,440
INC Research Holdings, Inc. - Class A (a)	6,230	249,948
Luminex Corp. (a)	18,464	318,689
NeoGenomics, Inc. (a)	26,497	143,349
Pacific Biosciences of California, Inc. (a) (b)	27,011	155,583
PAREXEL International Corp. (a)	25,560	1,643,764
PRA Health Sciences, Inc. (a)	11,493	417,541

Life Sciences Tools & Services—(Continued)
Sequenom, Inc. (a) (b)	28,658	87,120

		4,967,187

Machinery—2.7%
Actuant Corp. - Class A	30,307	699,789
Alamo Group, Inc.	4,629	252,929
Albany International Corp. - Class A	14,147	563,051
Altra Industrial Motion Corp.	13,385	363,804
American Railcar Industries, Inc. (b)	4,708	228,997
Astec Industries, Inc.	10,141	424,097
Barnes Group, Inc.	24,622	960,012
Blount International, Inc. (a)	16,990	185,531
Briggs & Stratton Corp. (b)	23,052	443,982
Chart Industries, Inc. (a)	15,307	547,225
CIRCOR International, Inc.	8,835	481,773
CLARCOR, Inc.	23,140	1,440,234
Columbus McKinnon Corp.	10,074	251,850
Commercial Vehicle Group, Inc. (a)	15,127	109,066
Douglas Dynamics, Inc.	9,877	212,158
EnPro Industries, Inc.	11,493	657,629
ESCO Technologies, Inc.	13,728	513,564
Federal Signal Corp.	25,461	379,623
FreightCar America, Inc.	7,047	147,141
Global Brass & Copper Holdings, Inc.	11,099	188,794
Gorman-Rupp Co. (The)	10,331	290,094
Greenbrier Cos., Inc. (The) (b)	13,566	635,567
Harsco Corp.	33,732	556,578
Hillenbrand, Inc.	31,050	953,235
Hurco Cos., Inc.	3,395	117,535
Hyster-Yale Materials Handling, Inc.	4,976	344,737
John Bean Technologies Corp.	15,202	571,443
Kadant, Inc.	5,766	272,155
LB Foster Co. - Class A	5,476	189,524
Lindsay Corp. (b)	5,740	504,603
Lydall, Inc. (a)	9,530	281,707
Meritor, Inc. (a)	43,321	568,371
Miller Industries, Inc.	6,185	123,391
Mueller Industries, Inc.	25,607	889,075
Mueller Water Products, Inc. - Class A	70,313	639,848
Navistar International Corp. (a)	23,914	541,174
NN, Inc. (b)	9,533	243,282
Proto Labs, Inc. (a) (b)	11,113	749,905
RBC Bearings, Inc. (a)	11,531	827,465
Rexnord Corp. (a)	47,178	1,128,026
Standex International Corp.	6,262	500,522
Sun Hydraulics Corp.	10,558	402,365
Tennant Co.	8,929	583,421
Titan International, Inc. (b)	21,944	235,679
TriMas Corp. (a)	22,514	666,414
Wabash National Corp. (a)	26,707	334,906
Watts Water Technologies, Inc. - Class A	13,983	725,019
Woodward, Inc.	30,225	1,662,073

		24,589,363

Marine—0.1%
Golden Ocean Group, Ltd. (b)	11,981	46,127
Matson, Inc.	21,468	902,515

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Navios Maritime Holdings, Inc.	13,999	$52,076
Scorpio Bulkers, Inc. (a) (b)	4,197	6,841

		1,007,559

Media—1.5%
AMC Entertainment Holdings, Inc. - Class A	9,526	292,258
Carmike Cinemas, Inc. (a)	12,031	319,303
Cumulus Media, Inc. - Class A (a)	23,250	47,198
Daily Journal Corp. (a) (b)	598	117,513
DreamWorks Animation SKG, Inc. - Class A (a)	35,402	933,905
Entercom Communications Corp. - Class A (a)	14,538	166,024
Entravision Communications Corp. - Class A	29,645	243,978
Eros International plc (a)	11,568	290,588
EW Scripps Co. (The) - Class A	25,704	587,336
Global Eagle Entertainment, Inc. (a) (b)	19,718	256,728
Gray Television, Inc. (a)	30,714	481,596
Harte-Hanks, Inc.	10,616	63,271
IMAX Corp. (a)	28,090	1,131,184
Journal Media Group, Inc.	12,571	104,214
Loral Space & Communications, Inc. (a)	6,669	420,947
MDC Partners, Inc. - Class A	19,973	393,468
Media General, Inc. (a) (b)	44,825	740,509
Meredith Corp.	18,123	945,114
National CineMedia, Inc.	31,052	495,590
New Media Investment Group, Inc.	22,310	400,018
New York Times Co. (The) - Class A (b)	61,504	839,530
Nexstar Broadcasting Group, Inc. - Class A	14,830	830,480
Reading International, Inc. - Class A (a)	9,450	130,882
Rentrak Corp. (a) (b)	6,007	419,289
Scholastic Corp.	11,930	526,471
Sinclair Broadcast Group, Inc. - Class A (b)	30,881	861,889
Time, Inc.	50,164	1,154,274
Tribune Publishing Co.	14,706	228,531
World Wrestling Entertainment, Inc. - Class A (b)	14,120	232,980

		13,655,068

Metals & Mining—0.9%
AK Steel Holding Corp. (a) (b)	63,814	246,960
Carpenter Technology Corp.	23,384	904,493
Century Aluminum Co. (a) (b)	16,335	170,374
Cliffs Natural Resources, Inc.	72,173	312,509
Coeur Mining, Inc. (a)	50,511	288,418
Commercial Metals Co.	52,948	851,404
Globe Specialty Metals, Inc.	31,634	559,922
Haynes International, Inc.	6,653	328,126
Hecla Mining Co. (b)	137,699	362,148
Horsehead Holding Corp. (a) (b)	20,134	235,970
Kaiser Aluminum Corp. (b)	8,525	708,257
Materion Corp.	10,677	376,364
Real Industry, Inc. (a)	14,514	164,734
RTI International Metals, Inc. (a)	16,034	505,392
Schnitzer Steel Industries, Inc. - Class A	13,529	236,352
Stillwater Mining Co. (a) (b)	56,563	655,565
SunCoke Energy, Inc.	35,308	459,004
TimkenSteel Corp.	18,629	502,797
Worthington Industries, Inc.	21,412	643,645

		8,512,434

Multi-Utilities—0.3%
Avista Corp.	27,466	841,833
Black Hills Corp.	20,984	915,951
NorthWestern Corp. (b)	22,620	1,102,725

		2,860,509

Multiline Retail—0.4%
Big Lots, Inc.	25,092	1,128,889
Burlington Stores, Inc. (a)	34,950	1,789,440
Fred’s, Inc. - Class A	16,936	326,695
Tuesday Morning Corp. (a) (b)	21,822	245,825

		3,490,849

Oil, Gas & Consumable Fuels—2.3%
Abraxas Petroleum Corp. (a) (b)	13,876	40,934
Alon USA Energy, Inc.	13,787	260,574
Approach Resources, Inc. (a) (b)	21,598	147,946
Ardmore Shipping Corp.	9,727	117,794
Bill Barrett Corp. (a) (b)	24,966	214,458
Bonanza Creek Energy, Inc. (a) (b)	23,473	428,382
Callon Petroleum Co. (a) (b)	35,112	292,132
Carrizo Oil & Gas, Inc. (a)	25,277	1,244,640
Clayton Williams Energy, Inc. (a) (b)	3,222	211,847
Clean Energy Fuels Corp. (a) (b)	35,238	198,038
Cloud Peak Energy, Inc. (a) (b)	31,583	147,177
Contango Oil & Gas Co. (a)	9,335	114,540
Delek U.S. Holdings, Inc.	26,403	972,159
DHT Holdings, Inc.	33,914	263,512
Dorian LPG, Ltd. (a)	12,155	202,745
Eclipse Resources Corp. (a)	24,173	127,150
Energy Fuels, Inc. (a)	21,569	95,982
Energy XXI, Ltd. (b)	13,128	34,527
Frontline, Ltd. (a) (b)	6,578	16,050
GasLog, Ltd. (b)	20,748	413,923
Gastar Exploration, Inc. (a)	10,266	31,722
Green Plains, Inc.	18,400	506,920
Halcon Resources Corp. (a) (b)	177,952	206,424
Jones Energy, Inc. - Class A (a)	14,549	131,668
Magnum Hunter Resources Corp. (a) (b)	44,903	83,969
Matador Resources Co. (a) (b)	34,122	853,050
Navios Maritime Acquisition Corp.	15,083	54,148
Nordic American Tankers, Ltd. (b)	38,762	551,583
Northern Oil and Gas, Inc. (a) (b)	32,713	221,467
Oasis Petroleum, Inc. (a)	64,797	1,027,033
Pacific Ethanol, Inc. (a) (b)	14,686	151,560
Panhandle Oil and Gas, Inc. - Class A (b)	10,459	216,397
Par Petroleum Corp. (a)	9,479	177,447
Parsley Energy, Inc. - Class A (a) (b)	39,039	680,059
PDC Energy, Inc. (a) (b)	19,719	1,057,727
Peabody Energy Corp.	132,802	290,836
Penn Virginia Corp. (a) (b)	32,308	141,509
Renewable Energy Group, Inc. (a) (b)	17,354	200,612
REX American Resources Corp. (a) (b)	2,989	190,220
Rex Energy Corp. (a) (b)	9,440	52,770
Ring Energy, Inc. (a)	12,081	135,186
Rosetta Resources, Inc. (a)	37,138	859,373
RSP Permian, Inc. (a)	25,583	719,138

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Sanchez Energy Corp. (a) (b)	24,958	$244,588
SandRidge Energy, Inc. (a)	210,617	184,711
Scorpio Tankers, Inc.	77,836	785,365
SemGroup Corp. - Class A	20,664	1,642,375
Ship Finance International, Ltd. (b)	28,428	463,945
Solazyme, Inc. (a) (b)	44,324	139,177
Stone Energy Corp. (a) (b)	27,971	352,155
Synergy Resources Corp. (a)	48,841	558,253
Teekay Tankers, Ltd. - Class A	26,862	177,558
Triangle Petroleum Corp. (a) (b)	16,496	82,810
Ultra Petroleum Corp. (a)	71,411	894,066
Western Refining, Inc.	33,013	1,440,027
Westmoreland Coal Co. (a)	11,267	234,128

		21,284,486

Paper & Forest Products—0.6%
Boise Cascade Co. (a)	19,596	718,782
Clearwater Paper Corp. (a)	9,289	532,260
Deltic Timber Corp. (b)	4,579	309,724
KapStone Paper and Packaging Corp.	41,235	953,353
Louisiana-Pacific Corp. (a) (b)	63,741	1,085,509
Neenah Paper, Inc.	7,745	456,645
PH Glatfelter Co.	21,278	467,903
Schweitzer-Mauduit International, Inc.	14,898	594,132
Wausau Paper Corp.	12,918	118,587

		5,236,895

Personal Products—0.2%
Elizabeth Arden, Inc. (a) (b)	12,466	177,765
Inter Parfums, Inc.	8,191	277,921
Medifast, Inc. (a) (b)	7,275	235,128
Natural Health Trends Corp.	4,644	192,540
Revlon, Inc. - Class A (a)	6,172	226,574
USANA Health Sciences, Inc. (a)	2,803	383,058

		1,492,986

Pharmaceuticals—1.8%
Aerie Pharmaceuticals, Inc. (a)	9,996	176,429
Amphastar Pharmaceuticals, Inc. (a)	15,186	266,970
ANI Pharmaceuticals, Inc. (a) (b)	3,380	209,729
Aratana Therapeutics, Inc. (a) (b)	12,495	188,924
Assembly Biosciences, Inc. (a)	9,117	175,593
BioDelivery Sciences International, Inc. (a) (b)	20,287	161,485
Catalent, Inc. (a) (b)	38,849	1,139,441
Cempra, Inc. (a)	15,026	516,293
Corcept Therapeutics, Inc. (a) (b)	27,975	168,130
Depomed, Inc. (a) (b)	26,785	574,806
Dermira, Inc. (a)	6,512	114,286
Durect Corp. (a)	55,870	133,529
Foamix Pharmaceuticals, Ltd. (a)	11,276	115,579
IGI Laboratories, Inc. (a) (b)	17,629	111,063
Impax Laboratories, Inc. (a)	34,206	1,570,740
Intersect ENT, Inc. (a)	6,805	194,827
Intra-Cellular Therapies, Inc. (a)	10,123	323,430
Lannett Co., Inc. (a) (b)	12,710	755,482
Medicines Co. (The) (a) (b)	32,038	916,607

Pharmaceuticals—(Continued)
Nektar Therapeutics (a) (b)	62,084	776,671
Ocular Therapeutix, Inc. (a)	6,439	135,412
Omeros Corp. (a) (b)	18,771	337,690
Pacira Pharmaceuticals, Inc. (a) (b)	17,459	1,234,701
Paratek Pharmaceuticals, Inc.	5,993	154,440
Pernix Therapeutics Holdings, Inc. (a) (b)	17,177	101,688
Phibro Animal Health Corp. - Class A (b)	7,619	296,684
Pozen, Inc. (a)	14,262	147,041
Prestige Brands Holdings, Inc. (a)	23,984	1,109,020
Relypsa, Inc. (a) (b)	15,309	506,575
Revance Therapeutics, Inc. (a) (b)	7,511	240,202
Sagent Pharmaceuticals, Inc. (a) (b)	11,006	267,556
Sciclone Pharmaceuticals, Inc. (a)	27,839	273,379
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	9,684	159,108
Supernus Pharmaceuticals, Inc. (a)	15,103	256,449
Tetraphase Pharmaceuticals, Inc. (a) (b)	16,854	799,554
TherapeuticsMD, Inc. (a)	59,460	467,356
Theravance Biopharma, Inc. (a) (b)	11,720	152,594
Theravance, Inc. (b)	40,393	729,902
Vivus, Inc. (a) (b)	7,609	17,957
XenoPort, Inc. (a) (b)	30,042	184,157
Zogenix, Inc. (a)	76,684	128,829
ZS Pharma, Inc. (a)	8,556	448,249

		16,738,557

Professional Services—1.3%
Acacia Research Corp. (b)	15,923	139,645
Advisory Board Co. (The) (a)	20,597	1,126,038
Barrett Business Services, Inc.	3,858	140,123
CBIZ, Inc. (a) (b)	20,130	194,053
CEB, Inc.	15,450	1,345,077
CRA International, Inc. (a)	4,935	137,538
Exponent, Inc.	13,442	601,933
Franklin Covey Co. (a)	5,394	109,444
FTI Consulting, Inc. (a)	19,255	794,076
GP Strategies Corp. (a)	5,793	192,559
Heidrick & Struggles International, Inc.	9,634	251,255
Huron Consulting Group, Inc. (a)	10,297	721,717
ICF International, Inc. (a)	10,002	348,670
Insperity, Inc.	9,107	463,546
Kelly Services, Inc. - Class A	14,944	229,390
Kforce, Inc.	12,692	290,266
Korn/Ferry International	24,691	858,506
Mistras Group, Inc. (a)	8,222	156,053
Navigant Consulting, Inc. (a)	21,686	322,471
On Assignment, Inc. (a)	24,181	949,830
Pendrell Corp. (a)	79,845	109,388
Resources Connection, Inc.	20,687	332,854
RPX Corp. (a)	26,264	443,862
TriNet Group, Inc. (a)	19,326	489,914
TrueBlue, Inc. (a)	19,573	585,233
VSE Corp.	2,185	116,919
WageWorks, Inc. (a)	17,251	697,803

		12,148,163

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—8.1%
Acadia Realty Trust	33,214	$966,860
AG Mortgage Investment Trust, Inc. (b)	14,345	247,882
Agree Realty Corp.	8,695	253,633
Alexander’s, Inc.	1,029	421,890
Altisource Residential Corp.	29,057	489,610
American Assets Trust, Inc.	17,413	682,764
American Capital Mortgage Investment Corp.	26,073	416,907
American Residential Properties, Inc. (a) (b)	16,166	299,071
Anworth Mortgage Asset Corp.	37,726	185,989
Apollo Commercial Real Estate Finance, Inc. (b)	28,760	472,527
Apollo Residential Mortgage, Inc.	16,439	241,489
Ares Commercial Real Estate Corp.	11,438	130,279
Armada Hoffler Properties, Inc.	12,863	128,501
ARMOUR Residential REIT, Inc. (b)	134,923	379,134
Ashford Hospitality Prime, Inc.	12,917	194,013
Ashford Hospitality Trust, Inc.	39,201	331,640
Associated Estates Realty Corp. (b)	26,042	745,582
Bluerock Residential Growth REIT, Inc.	9,427	119,346
Campus Crest Communities, Inc. (a) (b)	16,435	91,050
Capstead Mortgage Corp. (b)	37,933	421,056
CareTrust REIT, Inc.	14,311	181,320
CatchMark Timber Trust, Inc. - Class A	19,002	219,853
Cedar Realty Trust, Inc.	37,954	242,906
Chambers Street Properties (b)	106,980	850,491
Chatham Lodging Trust	18,798	497,583
Chesapeake Lodging Trust	28,075	855,726
Colony Capital, Inc. - Class A (b)	52,491	1,188,921
CorEnergy Infrastructure Trust, Inc. (b)	8,333	52,665
Coresite Realty Corp.	10,812	491,297
Cousins Properties, Inc.	98,133	1,018,621
CubeSmart	78,343	1,814,424
CyrusOne, Inc.	24,859	732,098
CYS Investments, Inc. (b)	68,956	533,030
DCT Industrial Trust, Inc.	40,451	1,271,779
DiamondRock Hospitality Co.	95,431	1,222,471
DuPont Fabros Technology, Inc.	30,926	910,771
Dynex Capital, Inc. (b)	16,442	125,288
Easterly Government Properties, Inc.	5,391	85,825
EastGroup Properties, Inc.	15,137	851,154
Education Realty Trust, Inc.	22,842	716,325
EPR Properties	25,946	1,421,322
Equity One, Inc.	34,207	798,391
Excel Trust, Inc.	30,346	478,556
FelCor Lodging Trust, Inc.	60,221	594,984
First Industrial Realty Trust, Inc.	53,380	999,807
First Potomac Realty Trust	21,029	216,599
Franklin Street Properties Corp.	37,228	421,049
Geo Group, Inc. (The)	35,405	1,209,435
Getty Realty Corp.	13,375	218,815
Gladstone Commercial Corp. (b)	10,038	166,229
Government Properties Income Trust (b)	33,503	621,481
Gramercy Property Trust, Inc.	27,916	652,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,148	323,767
Hatteras Financial Corp.	47,468	773,728
Healthcare Realty Trust, Inc.	46,860	1,089,964
Hersha Hospitality Trust	24,672	632,577

Real Estate Investment Trusts—(Continued)
Highwoods Properties, Inc.	42,765	1,708,462
Hudson Pacific Properties, Inc.	35,234	999,589
InfraREIT, Inc. (a) (b)	10,732	304,360
Inland Real Estate Corp.	40,747	383,837
Invesco Mortgage Capital, Inc.	58,562	838,608
Investors Real Estate Trust	51,434	367,239
iStar Financial, Inc. (a) (b)	35,513	473,033
Kite Realty Group Trust	38,856	950,806
LaSalle Hotel Properties	51,101	1,812,041
Lexington Realty Trust (b)	89,885	762,225
LTC Properties, Inc.	16,934	704,454
Mack-Cali Realty Corp.	43,604	803,622
Medical Properties Trust, Inc.	101,158	1,326,181
Monmouth Real Estate Investment Corp. - Class A	18,665	181,424
Monogram Residential Trust, Inc.	81,254	732,911
National Health Investors, Inc. (b)	18,125	1,129,188
National Storage Affiliates Trust	13,919	172,596
New Residential Investment Corp.	96,369	1,468,664
New Senior Investment Group, Inc.	33,701	450,582
New York Mortgage Trust, Inc. (b)	38,859	290,665
New York REIT, Inc.	69,041	686,958
NexPoint Residential Trust, Inc.	11,779	158,192
One Liberty Properties, Inc.	6,290	133,851
Orchid Island Capital, Inc.	9,191	103,031
Parkway Properties, Inc.	38,318	668,266
Pebblebrook Hotel Trust	34,483	1,478,631
Pennsylvania Real Estate Investment Trust	33,427	713,332
PennyMac Mortgage Investment Trust	35,722	622,634
Physicians Realty Trust	34,473	529,505
Potlatch Corp.	19,692	695,521
Preferred Apartment Communities, Inc. - Class A	11,149	110,933
PS Business Parks, Inc.	9,538	688,167
QTS Realty Trust, Inc. - Class A	11,309	412,213
RAIT Financial Trust (b)	27,862	170,237
Ramco-Gershenson Properties Trust	37,976	619,768
Redwood Trust, Inc.	42,013	659,604
Resource Capital Corp. (b)	41,005	158,689
Retail Opportunity Investments Corp.	44,363	692,950
Rexford Industrial Realty, Inc.	28,400	414,072
RLJ Lodging Trust	62,808	1,870,422
Rouse Properties, Inc. (b)	18,643	304,813
Ryman Hospitality Properties, Inc.	20,440	1,085,568
Sabra Health Care REIT, Inc.	28,851	742,625
Saul Centers, Inc.	4,228	207,975
Select Income REIT	29,295	604,649
Silver Bay Realty Trust Corp.	19,300	314,397
Sovran Self Storage, Inc.	16,136	1,402,380
STAG Industrial, Inc. (b)	30,449	608,980
Starwood Waypoint Residential Trust (b)	19,398	460,897
STORE Capital Corp.	17,642	354,604
Strategic Hotels & Resorts, Inc. (a)	129,028	1,563,819
Summit Hotel Properties, Inc.	40,984	533,202
Sun Communities, Inc.	21,611	1,336,208
Sunstone Hotel Investors, Inc.	101,224	1,519,372
Terreno Realty Corp.	20,992	413,542
UMH Properties, Inc. (b)	11,462	112,328
United Development Funding IV	16,593	290,046

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Universal Health Realty Income Trust	6,109	$283,824
Urban Edge Properties	41,316	858,960
Urstadt Biddle Properties, Inc. - Class A	13,207	246,707
Washington Real Estate Investment Trust (b)	32,300	838,185
Western Asset Mortgage Capital Corp. (b)	20,929	309,121
Whitestone REIT (b)	9,513	123,859
Xenia Hotels & Resorts, Inc.	53,296	1,158,655

		74,823,051

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	23,959	943,985
Altisource Portfolio Solutions S.A. (a) (b)	6,754	207,956
Consolidated-Tomoka Land Co. (b)	2,461	141,852
Forestar Group, Inc. (a) (b)	17,933	235,998
FRP Holdings, Inc. (a) (b)	3,479	112,824
Kennedy-Wilson Holdings, Inc.	43,109	1,060,050
Marcus & Millichap, Inc. (a)	6,463	298,203
RE/MAX Holdings, Inc. - Class A (b)	4,716	167,465
St. Joe Co. (The) (a) (b)	31,148	483,728
Tejon Ranch Co. (a)	7,566	194,522

		3,846,583

Road & Rail—0.7%
ArcBest Corp.	12,815	407,517
Celadon Group, Inc.	13,029	269,440
Con-way, Inc.	26,785	1,027,740
Covenant Transportation Group, Inc. - Class A (a)	5,776	144,747
Heartland Express, Inc. (b)	21,986	444,777
Knight Transportation, Inc.	29,563	790,515
Marten Transport, Ltd.	8,595	186,511
Quality Distribution, Inc. (a)	11,883	183,711
Roadrunner Transportation Systems, Inc. (a)	13,855	357,459
Saia, Inc. (a)	11,835	464,997
Swift Transportation Co. (a)	41,359	937,609
USA Truck, Inc. (a)	4,954	105,173
Werner Enterprises, Inc. (b)	22,043	578,629
YRC Worldwide, Inc. (a)	14,785	191,909

		6,090,734

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc. (a)	20,778	571,187
Advanced Micro Devices, Inc. (a)	296,073	710,575
Ambarella, Inc. (a) (b)	14,300	1,468,467
Amkor Technology, Inc. (a)	42,324	253,098
Applied Micro Circuits Corp. (a) (b)	37,494	253,084
Axcelis Technologies, Inc. (a)	29,649	87,761
Brooks Automation, Inc.	28,372	324,859
Cabot Microelectronics Corp. (a)	12,507	589,205
Cascade Microtech, Inc. (a)	7,060	107,488
Cavium, Inc. (a) (b)	25,863	1,779,633
Ceva, Inc. (a) (b)	9,018	175,220
Cirrus Logic, Inc. (a)	30,584	1,040,773
Cohu, Inc.	11,848	156,749
Diodes, Inc. (a)	18,315	441,575
DSP Group, Inc. (a)	12,177	125,788
Entegris, Inc. (a)	64,015	932,699

Semiconductors & Semiconductor Equipment—(Continued)
Exar Corp. (a) (e)	20,123	196,803
Fairchild Semiconductor International, Inc. (a)	56,225	977,190
FormFactor, Inc. (a) (e)	27,182	250,074
Inphi Corp. (a) (b)	17,959	410,543
Integrated Device Technology, Inc. (a)	68,677	1,490,291
Integrated Silicon Solution, Inc.	14,137	312,993
Intersil Corp. - Class A	65,241	816,165
IXYS Corp.	13,771	210,696
Kopin Corp. (a)	9,009	31,081
Lattice Semiconductor Corp. (a)	45,922	270,481
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	10,997	420,635
Mattson Technology, Inc. (a)	36,782	123,220
MaxLinear, Inc. - Class A (a)	23,196	280,672
Micrel, Inc.	25,489	354,297
Microsemi Corp. (a)	44,049	1,539,513
MKS Instruments, Inc.	24,685	936,549
Monolithic Power Systems, Inc.	18,931	959,991
Nanometrics, Inc. (a)	12,771	205,869
NeoPhotonics Corp. (a)	13,738	125,428
NVE Corp.	2,605	204,232
OmniVision Technologies, Inc. (a)	26,397	691,469
PDF Solutions, Inc. (a)	13,631	218,096
Pericom Semiconductor Corp.	12,144	159,694
Photronics, Inc. (a)	30,362	288,743
PMC - Sierra, Inc. (a)	74,917	641,290
Power Integrations, Inc.	14,941	675,034
Rambus, Inc. (a) (b)	56,543	819,308
Rudolph Technologies, Inc. (a)	18,288	219,639
Semtech Corp. (a)	33,156	658,147
Sigma Designs, Inc. (a)	16,965	202,392
Silicon Laboratories, Inc. (a)	19,602	1,058,704
Synaptics, Inc. (a) (b)	16,544	1,434,944
Tessera Technologies, Inc.	24,436	928,079
Ultra Clean Holdings, Inc. (a)	15,759	98,179
Ultratech, Inc. (a) (b)	13,618	252,750
Veeco Instruments, Inc. (a) (b)	20,425	587,014
Xcerra Corp. (a)	26,473	200,401

		28,268,767

Software—4.2%
A10 Networks, Inc. (a)	16,786	108,102
ACI Worldwide, Inc. (a)	55,734	1,369,384
Advent Software, Inc.	25,347	1,120,591
American Software, Inc. - Class A	12,761	121,230
Aspen Technology, Inc. (a) (b) (e)	39,380	1,793,759
AVG Technologies NV (a)	19,150	521,071
Barracuda Networks, Inc. (a)	4,133	163,749
Blackbaud, Inc. (b)	21,648	1,232,854
Bottomline Technologies de, Inc. (a)	19,170	533,118
BroadSoft, Inc. (a)	14,701	508,214
Callidus Software, Inc. (a)	24,272	378,158
CommVault Systems, Inc. (a)	21,011	891,077
Comverse, Inc. (a)	11,872	238,390
Digimarc Corp. (a)	3,950	178,303
Ebix, Inc. (b)	12,915	421,158
Ellie Mae, Inc. (a) (b)	13,561	946,422

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
EnerNOC, Inc. (a) (b)	13,640	$132,308
EPIQ Systems, Inc.	15,846	267,480
ePlus, Inc. (a)	2,282	174,915
Fair Isaac Corp.	14,192	1,288,350
FleetMatics Group plc (a)	18,434	863,264
Gigamon, Inc. (a)	12,234	403,600
Globant S.A. (a)	7,299	222,109
Glu Mobile, Inc. (a)	56,662	351,871
Guidewire Software, Inc. (a) (b)	33,292	1,762,146
HubSpot, Inc. (a)	8,823	437,444
Imperva, Inc. (a)	12,766	864,258
Infoblox, Inc. (a)	27,141	711,366
Interactive Intelligence Group, Inc. (a) (b)	7,901	351,357
Jive Software, Inc. (a)	2,954	15,509
Manhattan Associates, Inc. (a)	34,112	2,034,781
Mentor Graphics Corp.	48,583	1,284,049
MicroStrategy, Inc. - Class A (a)	4,507	766,551
MobileIron, Inc. (a)	19,193	113,431
Model N, Inc. (a)	10,589	126,115
Monotype Imaging Holdings, Inc.	18,592	448,253
NetScout Systems, Inc. (a) (b)	17,336	635,711
Paycom Software, Inc. (a)	14,749	503,678
Paylocity Holding Corp. (a)	7,401	265,326
Pegasystems, Inc.	16,572	379,333
Progress Software Corp. (a)	25,065	689,287
Proofpoint, Inc. (a) (b)	19,087	1,215,269
PROS Holdings, Inc. (a) (b)	10,832	228,664
QAD, Inc. - Class A	5,009	132,388
QLIK Technologies, Inc. (a)	42,908	1,500,064
Qualys, Inc. (a) (b)	11,629	469,230
Rally Software Development Corp. (a)	12,922	251,333
RealPage, Inc. (a) (b)	23,670	451,387
Rovi Corp. (a)	41,187	656,933
Rubicon Project, Inc. (The) (a)	12,316	184,247
Sapiens International Corp. NV (b)	3,688	38,281
SeaChange International, Inc. (a)	15,237	106,811
Silver Spring Networks, Inc. (a)	17,691	219,545
Synchronoss Technologies, Inc. (a) (b)	17,427	796,937
Take-Two Interactive Software, Inc. (a) (b)	41,148	1,134,450
Tangoe, Inc. (a) (b)	19,395	243,989
Telenav, Inc. (a)	2,897	23,321
TiVo, Inc. (a)	39,293	398,431
TubeMogul, Inc. (a)	7,203	102,931
Tyler Technologies, Inc. (a)	15,214	1,968,387
Varonis Systems, Inc. (a)	4,468	98,698
VASCO Data Security International, Inc. (a) (b)	15,031	453,786
Verint Systems, Inc. (a)	29,277	1,778,431
Yodlee, Inc. (a)	8,912	128,689
Zendesk, Inc. (a)	25,082	557,071
Zix Corp. (a)	13,920	71,966

		38,829,311

Specialty Retail—3.2%
Abercrombie & Fitch Co. - Class A	32,535	699,828
America’s Car-Mart, Inc. (a)	3,580	176,566
American Eagle Outfitters, Inc. (b)	90,391	1,556,533
ANN, Inc. (a)	21,423	1,034,517

Specialty Retail—(Continued)
Asbury Automotive Group, Inc. (a)	12,479	1,130,847
Ascena Retail Group, Inc. (a)	65,324	1,087,971
Barnes & Noble, Inc. (a) (b)	23,825	618,497
Big 5 Sporting Goods Corp.	10,041	142,683
Boot Barn Holdings, Inc. (a)	5,884	188,288
Buckle, Inc. (The) (b)	14,188	649,385
Build-A-Bear Workshop, Inc. (a)	6,759	108,076
Caleres, Inc.	20,189	641,606
Cato Corp. (The) - Class A	11,668	452,252
Chico’s FAS, Inc.	66,717	1,109,504
Children’s Place, Inc. (The)	9,293	607,855
Citi Trends, Inc. (a)	8,551	206,934
Conn’s, Inc. (a) (b)	13,796	547,701
Container Store Group, Inc. (The) (a) (b)	8,770	147,950
Express, Inc. (a)	42,861	776,213
Finish Line, Inc. (The) - Class A	24,015	668,097
Five Below, Inc. (a) (b)	26,805	1,059,602
Francesca’s Holdings Corp. (a)	22,196	298,980
Genesco, Inc. (a)	11,779	777,767
Group 1 Automotive, Inc.	10,876	987,867
Guess?, Inc. (b)	30,485	584,397
Haverty Furniture Cos., Inc.	10,391	224,653
Hibbett Sports, Inc. (a) (b)	12,576	585,790
Kirkland’s, Inc.	9,307	259,386
Lithia Motors, Inc. - Class A	10,347	1,170,867
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	286,958
MarineMax, Inc. (a)	12,696	298,483
Mattress Firm Holding Corp. (a) (b)	9,630	586,949
Men’s Wearhouse, Inc. (The)	22,434	1,437,346
Monro Muffler Brake, Inc. (b)	15,548	966,464
Outerwall, Inc. (b)	9,248	703,865
Party City Holdco, Inc. (a)	13,656	276,807
Pep Boys-Manny Moe & Jack (The) (a)	20,504	251,584
Pier 1 Imports, Inc.	47,023	593,900
Rent-A-Center, Inc.	26,759	758,618
Restoration Hardware Holdings, Inc. (a)	15,345	1,498,132
Select Comfort Corp. (a)	24,198	727,634
Shoe Carnival, Inc.	8,227	237,431
Sonic Automotive, Inc. - Class A	14,688	350,015
Sportsman’s Warehouse Holdings, Inc. (a)	9,266	105,354
Stage Stores, Inc.	16,362	286,826
Stein Mart, Inc.	15,504	162,327
Tile Shop Holdings, Inc. (a)	14,624	207,515
Vitamin Shoppe, Inc. (a)	13,117	488,871
Winmark Corp.	1,140	112,290
Zumiez, Inc. (a) (b)	10,452	278,337

		29,116,318

Technology Hardware, Storage & Peripherals—0.7%
Avid Technology, Inc. (a)	17,870	238,386
Cray, Inc. (a) (b)	20,870	615,873
Diebold, Inc.	30,087	1,053,045
Dot Hill Systems Corp. (a)	16,233	99,346
Eastman Kodak Co. (a) (b)	7,370	123,816
Electronics for Imaging, Inc. (a)	22,627	984,501
Immersion Corp. (a)	16,446	208,371
Nimble Storage, Inc. (a) (b)	23,597	662,132

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
QLogic Corp. (a)	44,263	$628,092
Quantum Corp. (a)	61,191	102,801
Silicon Graphics International Corp. (a) (b)	3,423	22,147
Stratasys, Ltd. (a)	23,667	826,688
Super Micro Computer, Inc. (a) (b)	17,788	526,169
Violin Memory, Inc. (a) (b)	4,211	10,317

		6,101,684

Textiles, Apparel & Luxury Goods—1.0%
Cherokee, Inc.	4,365	123,006
Columbia Sportswear Co.	12,824	775,339
Crocs, Inc. (a) (b) (e)	36,244	533,149
Culp, Inc.	4,697	145,607
Deckers Outdoor Corp. (a)	16,079	1,157,206
G-III Apparel Group, Ltd. (a) (b)	18,754	1,319,344
Iconix Brand Group, Inc. (a) (b)	23,416	584,697
Movado Group, Inc.	10,013	271,953
Oxford Industries, Inc.	6,557	573,410
Perry Ellis International, Inc. (a)	7,318	173,949
Sequential Brands Group, Inc. (a) (b)	9,559	146,157
Steven Madden, Ltd. (a)	26,195	1,120,622
Tumi Holdings, Inc. (a) (b)	24,156	495,681
Unifi, Inc. (a)	7,892	264,382
Vera Bradley, Inc. (a) (b)	10,263	115,664
Wolverine World Wide, Inc. (b)	47,159	1,343,088

		9,143,254

Thrifts & Mortgage Finance—1.8%
Anchor BanCorp Wisconsin, Inc. (a)	4,716	179,114
Astoria Financial Corp.	42,231	582,366
Bank Mutual Corp.	11,326	86,870
BankFinancial Corp.	3,877	45,671
Beneficial Bancorp, Inc. (a)	38,821	484,874
BofI Holding, Inc. (a) (b)	7,041	744,304
Brookline Bancorp, Inc.	28,635	323,289
Capitol Federal Financial, Inc.	67,397	811,460
Clifton Bancorp, Inc. (b)	13,646	190,908
Dime Community Bancshares, Inc.	15,501	262,587
Essent Group, Ltd. (a)	25,938	709,404
EverBank Financial Corp.	44,827	880,851
Federal Agricultural Mortgage Corp. - Class C	5,480	159,249
First Defiance Financial Corp.	5,038	189,076
Flagstar Bancorp, Inc. (a)	9,133	168,778
Heritage Financial Group, Inc.	4,566	137,802
HomeStreet, Inc. (a)	10,511	239,861
Kearny Financial Corp. (a)	43,899	489,913
Ladder Capital Corp. - Class A	18,832	326,735
LendingTree, Inc. (a) (b)	2,103	165,317
Meridian Bancorp, Inc. (a)	26,006	348,740
Meta Financial Group, Inc.	3,308	141,979
MGIC Investment Corp. (a) (b)	155,926	1,774,438
Nationstar Mortgage Holdings, Inc. (a)	18,633	313,034
NMI Holdings, Inc. - Class A (a)	20,655	165,653
Northfield Bancorp, Inc.	26,346	396,507
Northwest Bancshares, Inc.	43,929	563,170
OceanFirst Financial Corp.	6,649	124,004
Ocwen Financial Corp. (a)	50,367	513,743

Thrifts & Mortgage Finance—(Continued)
Oritani Financial Corp.	22,475	360,724
PennyMac Financial Services, Inc. - Class A (a)	8,785	159,184
Provident Financial Services, Inc.	29,417	558,629
Radian Group, Inc. (b)	90,816	1,703,708
TrustCo Bank Corp. (b)	33,526	235,688
United Community Financial Corp.	8,666	46,363
United Financial Bancorp, Inc.	28,056	377,353
Walker & Dunlop, Inc. (a)	12,545	335,453
Washington Federal, Inc.	45,400	1,060,090
Waterstone Financial, Inc. (b)	17,578	232,030
WSFS Financial Corp. (b)	12,636	345,595

		16,934,514

Tobacco—0.2%
Universal Corp. (b)	10,350	593,262
Vector Group, Ltd. (b)	37,196	872,618

		1,465,880

Trading Companies & Distributors—0.6%
Aircastle, Ltd.	31,863	722,334
Applied Industrial Technologies, Inc.	18,076	716,713
Beacon Roofing Supply, Inc. (a)	22,020	731,504
CAI International, Inc. (a)	7,804	160,684
DXP Enterprises, Inc. (a)	6,409	298,019
H&E Equipment Services, Inc.	15,412	307,778
Kaman Corp. (b)	14,024	588,167
MRC Global, Inc. (a)	47,898	739,545
Rush Enterprises, Inc. - Class A (a)	16,786	439,961
Stock Building Supply Holdings, Inc. (a) (b)	7,700	150,535
TAL International Group, Inc. (a)	16,976	536,442
Textainer Group Holdings, Ltd. (b)	10,746	279,503
Titan Machinery, Inc. (a) (b)	8,967	132,084
Veritiv Corp. (a)	3,938	143,580

		5,946,849

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (a) (b)	25,919	392,673

Water Utilities—0.2%
American States Water Co.	17,191	642,771
California Water Service Group	24,670	563,709
Connecticut Water Service, Inc.	4,766	162,807
Middlesex Water Co.	7,497	169,132
SJW Corp.	7,394	226,922
York Water Co. (The) (b)	6,695	139,658

		1,904,999

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	143,641
RingCentral, Inc. - Class A (a) (b)	25,092	463,951
Shenandoah Telecommunications Co.	12,542	429,313
Spok Holdings, Inc.	11,723	197,415

		1,234,320

Total Common Stocks (Cost $628,269,389)		869,723,360

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mutual Fund—3.0%

Security Description	Shares/ Principal Amount*	Value

Investment Company Security—3.0%
iShares Russell 2000 Index Fund (b) (Cost $26,090,527)	220,000	$27,469,200

Rights—0.0%

Health Care Providers & Services—0.0%
BioScrip, Inc., Expires 07/27/15 (a) (d)	7	0

Life Sciences Tools & Services—0.0%
Furiex Pharmaceuticals, Inc., Expires 07/02/16 (a) (c) (d)	3,553	34,713

Machinery—0.0%
Gerber Scientific, Inc. (a) (b) (d)	14,024	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc., Expires 03/13/17 (a) (c) (d)	27,485	69,262

Total Rights (Cost $103,975)		103,975

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (d) (Cost $0)	8,794	0

Short-Term Investments—23.5%

Discount Notes—2.5%
Federal Home Loan Bank
0.040%, 07/08/15 (f)	1,150,000	1,149,990
0.082%, 08/26/15 (f)	5,700,000	5,699,267
0.112%, 09/02/15 (f)	2,875,000	2,874,437
0.121%, 10/09/15 (f)	275,000	274,908
0.130%, 08/07/15 (f)	1,050,000	1,049,858
0.139%, 11/12/15 (f)	600,000	599,692
0.144%, 11/25/15 (f)	8,375,000	8,370,117
Federal Home Loan Mortgage Corp.
0.130%, 09/14/15 (f)	600,000	599,837

Discount Notes—(Continued)
Federal National Mortgage Association
0.112%, 08/05/15 (f)	2,075,000	2,074,770

		22,692,876

Mutual Fund—21.0%
State Street Navigator Securities Lending MET Portfolio (g)	194,402,538	194,402,538

Total Short-Term Investments (Cost $217,095,414)		217,095,414

Total Investments—120.7% (Cost $871,559,305) (h)		1,114,391,949
Other assets and liabilities (net)—(20.7)%		(190,739,170)

Net Assets—100.0%		$923,652,779

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $199,605,045 and the collateral received consisted of cash in the amount of $194,402,538 and non-cash collateral with a value of $12,511,110. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of June 30, 2015, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2015, the market value of securities pledged was $2,831,922.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(h)	As of June 30, 2015, the aggregate cost of investments was $871,559,305. The aggregate unrealized appreciation and depreciation of investments were $284,079,608 and $(41,246,964), respectively, resulting in net unrealized appreciation of $242,832,644.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	09/18/15	197	USD	24,565,272	$67,608

(USD)—	United States Dollar

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$869,723,360	$—	$—	$869,723,360
Total Mutual Fund*	27,469,200	—	—	27,469,200
Rights
Health Care Providers & Services	0	—	—	0
Life Sciences Tools & Services	—	—	34,713	34,713
Machinery	—	—	0	0
Wireless Telecommunication Services	—	—	69,262	69,262
Total Rights	0	—	103,975	103,975
Total Warrant*	0	—	—	0
Short-Term Investments
Discount Notes	—	22,692,876	—	22,692,876
Mutual Fund	194,402,538	—	—	194,402,538
Total Short-Term Investments	194,402,538	22,692,876	—	217,095,414
Total Investments	$1,091,595,098	$22,692,876	$103,975	$1,114,391,949

Collateral for securities loaned (Liability)	$—	$(194,402,538)	$—	$(194,402,538)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$67,608	$—	$—	$67,608

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of June 30, 2015	Change in Unrealized Appreciation from Investments Still Held at June 30, 2015
Rights
Life Sciences Tools & Services	$34,713	$0	$34,713	$0
Machinery	0	0	0	0
Wireless Telecommunication Services	69,262	0	69,262	0

Total	$103,975	$0	$103,975	$0

See accompanying notes to financial statements.

MSF-22

Metropolitan Series Fund

Russell 2000 Index Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,114,391,949
Cash	1,336,753
Receivable for:
Investments sold	91,998,985
Fund shares sold	1,204,603
Dividends	1,007,406
Variation margin on futures contracts	96,530

Total Assets	1,210,036,226
Liabilities
Collateral for securities loaned	194,402,538
Payables for:
Investments purchased	90,861,286
Fund shares redeemed	535,286
Accrued expenses:
Management fees	190,303
Distribution and service fees	91,734
Deferred trustees’ fees	69,519
Other expenses	232,781

Total Liabilities	286,383,447

Net Assets	$923,652,779

Net assets consist of:
Paid in surplus	$632,931,498
Undistributed net investment income	5,129,891
Accumulated net realized gain	42,691,141
Unrealized appreciation on investments, futures contracts and foreign currency transactions	242,900,249

Net Assets	$923,652,779

Net Assets
Class A	$502,474,208
Class B	241,409,535
Class E	28,264,857
Class G	151,504,179
Capital Shares Outstanding*
Class A	25,524,691
Class B	12,512,267
Class E	1,442,990
Class G	7,877,997
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.69
Class B	19.29
Class E	19.59
Class G	19.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $871,559,305.
(b)	Includes securities loaned at value of $199,605,045.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$6,248,190
Interest	12,245
Securities lending income	1,227,697

Total investment income	7,488,132
Expenses
Management fees	1,138,722
Administration fees	10,870
Custodian and accounting fees	88,432
Distribution and service fees—Class B	299,776
Distribution and service fees—Class E	21,415
Distribution and service fees—Class G	224,587
Audit and tax services	20,310
Legal	14,250
Trustees’ fees and expenses	19,506
Shareholder reporting	89,959
Insurance	2,668
Miscellaneous	33,541

Total expenses	1,964,036
Less management fee waiver	(10,377)

Net expenses	1,953,659

Net Investment Income	5,534,473

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	44,938,941
Futures contracts	1,510,584
Foreign currency transactions	9

Net realized gain	46,449,534

Net change in unrealized depreciation on:
Investments	(8,591,096)
Futures contracts	(328,017)
Foreign currency transactions	(6)

Net change in unrealized depreciation	(8,919,119)

Net realized and unrealized gain	37,530,415

Net Increase in Net Assets From Operations	$43,064,888

(a)	Net of foreign withholding taxes of $3,015.

See accompanying notes to financial statements.

MSF-23

Metropolitan Series Fund

Russell 2000 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,534,473	$9,996,774
Net realized gain	46,449,534	53,199,041
Net change in unrealized depreciation	(8,919,119)	(20,353,248)

Increase in net assets from operations	43,064,888	42,842,567

From Distributions to Shareholders
Net investment income
Class A	(5,846,773)	(5,529,382)
Class B	(2,312,441)	(2,181,006)
Class E	(293,363)	(299,757)
Class G	(1,394,445)	(1,285,279)
Net realized capital gains
Class A	(27,706,544)	(10,714,714)
Class B	(13,697,672)	(5,253,695)
Class E	(1,599,037)	(663,422)
Class G	(8,565,878)	(3,130,624)

Total distributions	(61,416,153)	(29,057,879)

Increase (decrease) in net assets from capital share transactions	40,194,952	(7,413,817)

Total increase in net assets	21,843,687	6,370,871

Net Assets
Beginning of period	901,809,092	895,438,221

End of period	$923,652,779	$901,809,092

Undistributed net investment income
End of period	$5,129,891	$9,442,440

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	1,044,602	$21,371,113	3,845,842	$74,846,406
Reinvestments	1,686,944	33,553,317	879,011	16,244,096
Redemptions	(1,488,594)	(30,541,999)	(4,931,542)	(95,849,744)

Net increase (decrease)	1,242,952	$24,382,431	(206,689)	$(4,759,242)

Class B
Sales	357,020	$7,178,423	1,322,439	$24,862,083
Reinvestments	821,031	16,010,113	409,626	7,434,701
Redemptions	(849,642)	(17,040,605)	(1,791,260)	(34,103,516)

Net increase (decrease)	328,409	$6,147,931	(59,195)	$(1,806,732)

Class E
Sales	139,542	$2,847,973	254,366	$4,895,769
Reinvestments	95,624	1,892,400	52,347	963,179
Redemptions	(228,048)	(4,679,302)	(423,422)	(8,149,381)

Net increase (decrease)	7,118	$61,071	(116,709)	$(2,290,433)

Class G
Sales	852,292	$16,651,982	1,477,585	$27,856,317
Reinvestments	512,626	9,960,323	243,973	4,415,903
Redemptions	(849,012)	(17,008,786)	(1,637,996)	(30,829,630)

Net increase	515,906	$9,603,519	83,562	$1,442,590

Increase (decrease) derived from capital shares transactions		$40,194,952		$(7,413,817)

See accompanying notes to financial statements.

MSF-24

Metropolitan Series Fund

Russell 2000 Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.11		$19.83	$14.56	$12.66	$13.33	$10.61

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.24	0.20	0.28	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.85		0.71	5.33	1.78	(0.68)	2.71

Total from investment operations	0.99		0.95	5.53	2.06	(0.53)	2.85

Less Distributions
Distributions from net investment income	(0.25)		(0.23)	(0.26)	(0.16)	(0.14)	(0.13)
Distributions from net realized capital gains	(1.16)		(0.44)	0.00	0.00	0.00	0.00

Total distributions	(1.41)		(0.67)	(0.26)	(0.16)	(0.14)	(0.13)

Net Asset Value, End of Period	$19.69		$20.11	$19.83	$14.56	$12.66	$13.33

Total Return (%) (b)	4.83	(c)	5.04	38.55	16.35	(4.10)	26.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.31	(d)	0.32	0.31	0.33	0.31	0.32
Net ratio of expenses to average net assets (%) (e)	0.31	(d)	0.31	0.31	0.33	0.31	0.31
Ratio of net investment income to average net assets (%)	1.34	(d)	1.26	1.18	2.01	1.12	1.24
Portfolio turnover rate (%)	16	(c)	24	25	26	25	26
Net assets, end of period (in millions)	$502.5		$488.3	$485.5	$366.9	$350.3	$406.2

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.71		$19.45	$14.29	$12.43	$13.09	$10.43

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.19	0.16	0.24	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.83		0.69	5.23	1.75	(0.66)	2.65

Total from investment operations	0.94		0.88	5.39	1.99	(0.55)	2.76

Less Distributions
Distributions from net investment income	(0.20)		(0.18)	(0.23)	(0.13)	(0.11)	(0.10)
Distributions from net realized capital gains	(1.16)		(0.44)	0.00	0.00	0.00	0.00

Total distributions	(1.36)		(0.62)	(0.23)	(0.13)	(0.11)	(0.10)

Net Asset Value, End of Period	$19.29		$19.71	$19.45	$14.29	$12.43	$13.09

Total Return (%) (b)	4.68	(c)	4.78	38.18	16.05	(4.29)	26.58

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56	(d)	0.57	0.56	0.58	0.56	0.57
Net ratio of expenses to average net assets (%) (e)	0.56	(d)	0.56	0.56	0.58	0.56	0.56
Ratio of net investment income to average net assets (%)	1.08	(d)	1.01	0.93	1.77	0.89	1.00
Portfolio turnover rate (%)	16	(c)	24	25	26	25	26
Net assets, end of period (in millions)	$241.4		$240.2	$238.1	$185.7	$168.0	$174.7
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-25

Metropolitan Series Fund

Russell 2000 Index Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.00		$19.72	$14.48	$12.60	$13.26	$10.57

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.21	0.17	0.25	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.84		0.71	5.31	1.77	(0.67)	2.68

Total from investment operations	0.96		0.92	5.48	2.02	(0.54)	2.80

Less Distributions
Distributions from net investment income	(0.21)		(0.20)	(0.24)	(0.14)	(0.12)	(0.11)
Distributions from net realized capital gains	(1.16)		(0.44)	0.00	0.00	0.00	0.00

Total distributions	(1.37)		(0.64)	(0.24)	(0.14)	(0.12)	(0.11)

Net Asset Value, End of Period	$19.59		$20.00	$19.72	$14.48	$12.60	$13.26

Total Return (%) (b)	4.75	(c)	4.91	38.35	16.10	(4.16)	26.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.46	(d)	0.47	0.46	0.48	0.46	0.47
Net ratio of expenses to average net assets (%) (e)	0.46	(d)	0.46	0.46	0.48	0.46	0.46
Ratio of net investment income to average net assets (%)	1.18	(d)	1.10	1.03	1.85	0.96	1.08
Portfolio turnover rate (%)	16	(c)	24	25	26	25	26
Net assets, end of period (in millions)	$28.3		$28.7	$30.6	$25.7	$25.1	$32.6

	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.65		$19.40	$14.26	$12.41	$13.07	$10.41

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.18	0.15	0.24	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.83		0.69	5.22	1.73	(0.66)	2.64

Total from investment operations	0.93		0.87	5.37	1.97	(0.55)	2.76

Less Distributions
Distributions from net investment income	(0.19)		(0.18)	(0.23)	(0.12)	(0.11)	(0.10)
Distributions from net realized capital gains	(1.16)		(0.44)	0.00	0.00	0.00	0.00

Total distributions	(1.35)		(0.62)	(0.23)	(0.12)	(0.11)	(0.10)

Net Asset Value, End of Period	$19.23		$19.65	$19.40	$14.26	$12.41	$13.07

Total Return (%) (b)	4.66	(c)	4.73	38.12	15.94	(4.33)	26.54

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61	(d)	0.62	0.61	0.63	0.61	0.62
Net ratio of expenses to average net assets (%) (e)	0.61	(d)	0.61	0.61	0.63	0.61	0.61
Ratio of net investment income to average net assets (%)	1.04	(d)	0.96	0.89	1.81	0.88	1.09
Portfolio turnover rate (%)	16	(c)	24	25	26	25	26
Net assets, end of period (in millions)	$151.5		$144.7	$141.2	$88.7	$61.5	$41.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-26

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Russell 2000 Index Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and G shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

MSF-27

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, return of capital adjustments, passive foreign investment companies (PFICs) and real estate investment trust (REIT) adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

MSF-28

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

MSF-29

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts*	$67,608

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,510,584

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(328,017)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$19,700

‡	Averages are based on activity levels during the period.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over-the-counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

MSF-30

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$142,955,874	$0	$159,253,732

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.250% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the six months ended June 30, 2015 were $1,138,722.

MetLife Advisers has entered into an investment subadvisory agreement with MetLife Investment Advisors, LLC (“MIA”) with respect to managing the Portfolio. For providing subadvisory services to the Portfolio, MetLife Advisers has agreed to pay MIA an investment subadvisory fee for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.040%	On the first $500 million
0.030%	Of the next $500 million
0.015%	On amounts over $1 billion

Fees earned by MIA with respect to the Portfolio for the six months ended June 30, 2015 were $161,441.

Management Fee Waiver - Pursuant to a management fee waiver agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.005%	Over $500 million and under $1 billion
0.010%	Of the next $1 billion
0.015%	On amounts over $2 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and G Shares. Under the Distribution and Service Plan, the Class B, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and G Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

MSF-31

Metropolitan Series Fund

Russell 2000 Index Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$9,295,424	$11,245,758	$19,762,455	$—	$29,057,879	$11,245,758

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$10,280,397	$50,938,998	$247,916,993	$—	$—	$309,136,388

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-32

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Managed By T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the T. Rowe Price Large Cap Growth Portfolio returned 7.12%, 6.96%, and 7.05%, respectively. The Portfolio’s benchmark, the Russell 1000 Growth Index1, returned 3.96%.

MARKET ENVIRONMENT / CONDITIONS

U.S. stocks generated gains in the six months ended June 30, 2015. Several major indexes reached all-time highs in May or June, but they retreated in the sharp sell-off at the end of June. During the first three months of the period, optimism about stabilizing oil prices and monetary stimulus overseas overrode concerns about impending rate hikes, a stronger dollar, and mixed U.S. economic data. In the second quarter, stock market performance was mixed. Merger activity and a strengthening economy supported U.S. stocks, but heightened volatility resulting from the financial crisis in Greece sapped investor confidence.

As the period progressed, worries that the Federal Reserve would begin raising short-term interest rates later in 2015 faded and had little effect on the equity market. As the first half of the year ended, global markets reacted negatively to events in Greece, which included a one-week closure of its stock market and banks, the implementation of capital controls, a missed payment to the International Monetary Fund, and the expiration of its bailout agreement.

Sector performance in the S&P 500 Index was mixed. The Health Care and Telecommunication sectors outperformed, while Utilities, Energy, and Industrials posted losses. As measured by various Russell indexes, large-cap stocks underperformed small- and mid-caps. Non-U.S. developed and emerging markets equities outpaced U.S. stocks. U.S. and emerging markets bonds posted gains for the period. Bonds in developed non-U.S. markets fell in U.S. dollar terms, as the U.S. dollar strengthened versus the euro and Japanese yen.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Russell 1000 Growth Index for the six-month period. Overall, stock selection accounted for most of the relative outperformance, and sector allocation also helped.

A relative overweight to the Health Care sector, the best-performing sector in the Index this period, contributed to relative performance. Stock selection was also beneficial. Valeant Pharmaceuticals continued to make value-enhancing acquisitions with its purchase of Salix Pharmaceuticals in February, which helped shares advance. Management subsequently indicated that it expects Salix, which develops treatments for gastrointestinal disorders, to contribute $1 billion in revenue this year. The company also benefited from gains in Asia and Mexico as well as in its contact lens and dermatology businesses.

A relative overweight to the Consumer Discretionary sector also contributed to relative performance, although to a lesser extent than stock selection. Shares of Amazon.com soared after the company announced strong Amazon Prime membership growth and that it would break out financial results for its Amazon Web Services unit for the first time. The stock rose further after the profitability of Amazon Web Services reported by the firm was much higher than expected.

Information Technology was the largest detractor from relative returns for the period due to stock selection and to a lesser extent sector allocation. Alibaba shares exhibited weakness after Chinese government officials said early in the year that the company did not act sufficiently to prevent the sale of counterfeit goods. The stock has since recovered some of its losses but has remained challenged amidst weakness in Chinese equity markets. Despite these temporary headwinds, we continue to have a favorable outlook on Alibaba as the dominant e-commerce platform in China. Limiting exposure to Apple hurt relative performance as strong iPhone sales persisted. We remain underweight in Apple as we believe that a decelerating product cycle will eventually hamper iPhone growth. Despite the additional products and services that the company has launched or is preparing to launch, it is unclear how durable these launches will be in contributing to Apple’s growth beyond the iPhone 6 upgrade cycle.

At period end, the Portfolio was overweight Industrials and Business Services (versus underweight on December 31, 2014). Meanwhile, the Portfolio’s exposure to both the Energy and Information Technology sectors shifted from underweight to overweight. In Information Technology, we remain focused on companies that are

MSF-1

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Managed By T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*—(Continued)

well-positioned to take advantage of transformational change in the space. We believe that demand for social and mobile connectivity and cloud computing services should drive growth. We increased slightly the Portfolio’s overweight in Health Care as we seek opportunities to take advantage of larger industry trends, such as broader insurance coverage over time, the increase in generic drug availability, and cost-saving distribution methods. During the period, there was also a notable decrease in the Portfolio’s overweight in Consumer Discretionary.

Joseph Fath

Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Large Cap Growth Portfolio
Class A	7.12	13.59	19.45	9.55
Class B	6.96	13.29	19.15	9.28
Class E	7.05	13.41	19.27	9.39
Russell 1000 Growth Index	3.96	10.56	18.59	9.10

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Amazon.com, Inc.	4.7
Priceline Group, Inc. (The)	3.1
Visa, Inc.- Class A	2.9
Apple, Inc.	2.8
Danaher Corp.	2.6
Valeant Pharmaceuticals International, Inc.	2.6
Google, Inc.- Class C	2.6
Google, Inc.- Class A	2.5
Allergan plc	2.5
Facebook, Inc.- Class A	2.5

Top Sectors

% of Net Assets
Information Technology	28.6
Health Care	24.1
Consumer Discretionary	24.1
Industrials	11.0
Financials	6.2
Consumer Staples	2.7
Materials	1.6
Energy	1.3

MSF-3

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Large Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.58%	$1,000.00	$1,071.20	$2.98
	Hypothetical*	0.58%	$1,000.00	$1,021.92	$2.91

Class B(a)	Actual	0.83%	$1,000.00	$1,069.60	$4.26
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

Class E(a)	Actual	0.73%	$1,000.00	$1,070.50	$3.75
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Boeing Co. (The)	269,800	$37,426,656
Precision Castparts Corp.	100,480	20,082,938

		57,509,594

Air Freight & Logistics—0.8%
FedEx Corp.	113,600	19,357,440

Airlines—1.7%
American Airlines Group, Inc.	737,600	29,456,056
United Continental Holdings, Inc. (a)	200,000	10,602,000

		40,058,056

Auto Components—0.9%
BorgWarner, Inc.	159,100	9,043,244
Delphi Automotive plc	143,300	12,193,397

		21,236,641

Automobiles—1.4%
Tesla Motors, Inc. (a) (b)	121,790	32,671,385

Biotechnology—10.9%
Alexion Pharmaceuticals, Inc. (a)	251,940	45,543,194
Alnylam Pharmaceuticals, Inc. (a)	14,200	1,702,154
Biogen, Inc. (a)	110,990	44,833,301
BioMarin Pharmaceutical, Inc. (a)	117,400	16,057,972
Celgene Corp. (a)	315,834	36,553,048
Gilead Sciences, Inc.	460,000	53,856,800
Incyte Corp. (a)	180,000	18,757,800
Regeneron Pharmaceuticals, Inc. (a)	39,750	20,277,667
Vertex Pharmaceuticals, Inc. (a)	132,000	16,299,360

		253,881,296

Capital Markets—2.9%
BlackRock, Inc.	28,900	9,998,822
Morgan Stanley	760,900	29,515,311
State Street Corp.	204,900	15,777,300
TD Ameritrade Holding Corp.	345,400	12,717,628

		68,009,061

Chemicals—1.3%
Ashland, Inc.	84,500	10,300,550
Sherwin-Williams Co. (The)	71,520	19,669,430

		29,969,980

Communications Equipment—0.3%
Palo Alto Networks, Inc. (a) (b)	33,700	5,887,390

Construction Materials—0.3%
Martin Marietta Materials, Inc.	53,400	7,556,634

Diversified Financial Services—0.7%
Intercontinental Exchange, Inc.	76,108	17,018,510

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	64,200	8,670,852

Food & Staples Retailing—(Continued)
CVS Health Corp.	232,400	24,374,112
Walgreens Boots Alliance, Inc.	257,300	21,726,412

		54,771,376

Health Care Equipment & Supplies—1.3%
Intuitive Surgical, Inc. (a)	60,900	29,506,050

Health Care Providers & Services—5.9%
Anthem, Inc.	143,200	23,504,848
Cigna Corp.	104,300	16,896,600
Humana, Inc.	110,913	21,215,439
McKesson Corp.	226,200	50,852,022
UnitedHealth Group, Inc.	205,000	25,010,000

		137,478,909

Hotels, Restaurants & Leisure—3.1%
Chipotle Mexican Grill, Inc. (a)	19,300	11,676,307
Las Vegas Sands Corp. (b)	219,700	11,549,629
MGM Resorts International (a)	1,056,420	19,279,665
Starbucks Corp.	500,500	26,834,307
Wynn Resorts, Ltd. (b)	28,580	2,819,989

		72,159,897

Industrial Conglomerates—3.7%
Danaher Corp.	711,800	60,922,962
Roper Technologies, Inc.	148,840	25,668,946

		86,591,908

Internet & Catalog Retail—9.9%
Amazon.com, Inc. (a)	252,205	109,479,668
JD.com, Inc. (ADR) (a)	305,800	10,427,780
Netflix, Inc. (a)	25,400	16,686,276
Priceline Group, Inc. (The) (a)	63,540	73,158,050
Vipshop Holdings, Ltd. (ADR) (a) (b)	922,000	20,514,500

		230,266,274

Internet Software & Services—13.0%
58.com, Inc. (ADR) (a)	53,700	3,440,022
Akamai Technologies, Inc. (a)	108,300	7,561,506
Alibaba Group Holding, Ltd. (ADR) (a)	437,356	35,981,278
Baidu, Inc. (ADR) (a)	153,890	30,636,421
Dropbox, Inc. - Class A (a) (c) (d)	214,763	3,975,263
Facebook, Inc. - Class A (a)	674,900	57,882,799
Google, Inc. - Class A (a)	110,070	59,442,203
Google, Inc. - Class C (a)	116,302	60,536,354
LinkedIn Corp. - Class A (a)	101,720	21,018,404
Pandora Media, Inc. (a)	202,900	3,153,066
Tencent Holdings, Ltd.	1,046,685	20,853,596

		304,480,912

IT Services—5.8%
Fiserv, Inc. (a)	154,300	12,780,669
MasterCard, Inc. - Class A	590,400	55,190,592
Visa, Inc. - Class A (b)	1,020,020	68,494,343

		136,465,604

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.3%
Flowserve Corp.	223,100	$11,748,446
Wabtec Corp.	207,300	19,535,952

		31,284,398

Media—1.6%
Walt Disney Co. (The)	319,046	36,415,911

Oil, Gas & Consumable Fuels—1.3%
Concho Resources, Inc. (a)	37,700	4,292,522
Continental Resources, Inc. (a) (b)	102,400	4,340,736
EQT Corp.	122,100	9,931,614
Pioneer Natural Resources Co.	47,060	6,526,752
Range Resources Corp. (b)	120,258	5,938,340

		31,029,964

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A	107,800	9,341,948

Pharmaceuticals—6.0%
AbbVie, Inc.	85,022	5,712,628
Allergan plc (a)	192,283	58,350,199
Bristol-Myers Squibb Co.	244,600	16,275,684
Valeant Pharmaceuticals International, Inc. (a)	273,000	60,646,950

		140,985,461

Professional Services—0.2%
IHS, Inc. - Class A (a)	31,100	4,000,393

Real Estate Investment Trusts—2.4%
American Tower Corp.	392,200	36,588,338
Crown Castle International Corp.	248,478	19,952,783

		56,541,121

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (a) (c) (d)	7,199	236,772

Road & Rail—0.8%
Canadian Pacific Railway, Ltd.	73,300	11,744,859
J.B. Hunt Transport Services, Inc.	71,800	5,894,062

		17,638,921

Semiconductors & Semiconductor Equipment—0.3%
ASML Holding NV (b)	64,100	6,674,733

Software—6.0%
Microsoft Corp.	1,118,500	49,381,775
Mobileye NV (a) (b)	245,600	13,058,552
NetSuite, Inc. (a) (b)	115,500	10,597,125
Red Hat, Inc. (a)	162,900	12,368,997
Salesforce.com, Inc. (a)	476,460	33,175,910
ServiceNow, Inc. (a)	185,200	13,762,212
Workday, Inc. - Class A (a) (b)	113,400	8,662,626

		141,007,197

Specialty Retail—5.3%
AutoZone, Inc. (a)	39,640	$26,435,916
CarMax, Inc. (a)	281,300	18,624,873
Home Depot, Inc. (The)	136,000	15,113,680
Lowe’s Cos., Inc.	405,300	27,142,941
Ross Stores, Inc.	248,600	12,084,446
Tractor Supply Co. (b)	270,082	24,291,175

		123,693,031

Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	518,840	65,075,507

Textiles, Apparel & Luxury Goods—1.9%
Hanesbrands, Inc.	720,200	23,997,064
NIKE, Inc. - Class B	137,700	14,874,354
Under Armour, Inc. - Class A (a) (b)	76,300	6,366,472

		45,237,890

Total Common Stocks (Cost $1,688,825,500)		2,314,040,164

Convertible Preferred Stocks—0.4%

Internet Software & Services—0.4%
Airbnb, Inc. - Series D (a) (c) (d)	97,047	8,217,940
Living Social, Inc. - Class F (a) (c) (d)	101,591	18,601

Total Convertible Preferred Stocks (Cost $4,732,312)		8,236,541

Preferred Stock—0.1%

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (a) (c) (d) (Cost $2,129,403)	64,744	2,129,403

Short-Term Investments—6.8%

Mutual Funds—6.8%
State Street Navigator Securities Lending MET Portfolio (e)	137,572,458	137,572,458
T. Rowe Price Government Reserve Investment Fund (f)	22,065,598	22,065,598

Total Short-Term Investments (Cost $159,638,056)		159,638,056

Total Investments—106.4% (Cost $1,855,325,271) (g)		2,484,044,164
Other assets and liabilities (net)—(6.4)%		(149,334,803)

Net Assets—100.0%		$2,334,709,361

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $159,775,186 and the collateral received consisted of cash in the amount of $137,572,458

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

and non-cash collateral with a value of $23,126,633. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $14,577,979, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(f)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(g)	As of June 30, 2015, the aggregate cost of investments was $1,855,325,271. The aggregate unrealized appreciation and depreciation of investments were $652,981,007 and $(24,262,114), respectively, resulting in net unrealized appreciation of $628,718,893.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,077	$8,217,940
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	3,975,263
Living Social, Inc. - Class F	11/18/11	101,591	781,235	18,601
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	236,772
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,404	2,129,403

				$14,577,979

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$57,509,594	$—	$—	$57,509,594
Air Freight & Logistics	19,357,440	—	—	19,357,440
Airlines	40,058,056	—	—	40,058,056
Auto Components	21,236,641	—	—	21,236,641
Automobiles	32,671,385	—	—	32,671,385
Biotechnology	253,881,296	—	—	253,881,296
Capital Markets	68,009,061	—	—	68,009,061
Chemicals	29,969,980	—	—	29,969,980
Communications Equipment	5,887,390	—	—	5,887,390

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Construction Materials	$7,556,634	$—	$—	$7,556,634
Diversified Financial Services	17,018,510	—	—	17,018,510
Food & Staples Retailing	54,771,376	—	—	54,771,376
Health Care Equipment & Supplies	29,506,050	—	—	29,506,050
Health Care Providers & Services	137,478,909	—	—	137,478,909
Hotels, Restaurants & Leisure	72,159,897	—	—	72,159,897
Industrial Conglomerates	86,591,908	—	—	86,591,908
Internet & Catalog Retail	230,266,274	—	—	230,266,274
Internet Software & Services	279,652,053	20,853,596	3,975,263	304,480,912
IT Services	136,465,604	—	—	136,465,604
Machinery	31,284,398	—	—	31,284,398
Media	36,415,911	—	—	36,415,911
Oil, Gas & Consumable Fuels	31,029,964	—	—	31,029,964
Personal Products	9,341,948	—	—	9,341,948
Pharmaceuticals	140,985,461	—	—	140,985,461
Professional Services	4,000,393	—	—	4,000,393
Real Estate Investment Trusts	56,541,121	—	—	56,541,121
Real Estate Management & Development	—	—	236,772	236,772
Road & Rail	17,638,921	—	—	17,638,921
Semiconductors & Semiconductor Equipment	6,674,733	—	—	6,674,733
Software	141,007,197	—	—	141,007,197
Specialty Retail	123,693,031	—	—	123,693,031
Technology Hardware, Storage & Peripherals	65,075,507	—	—	65,075,507
Textiles, Apparel & Luxury Goods	45,237,890	—	—	45,237,890
Total Common Stocks	2,288,974,533	20,853,596	4,212,035	2,314,040,164
Total Convertible Preferred Stocks*	—	—	8,236,541	8,236,541
Total Preferred Stock*	—	—	2,129,403	2,129,403
Total Short-Term Investments*	159,638,056	—	—	159,638,056
Total Investments	$2,448,612,589	$20,853,596	$14,577,979	$2,484,044,164

Collateral for securities loaned (Liability)	$—	$(137,572,458)	$—	$(137,572,458)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ Depreciation	Purchases	Balance as of June 30, 2015	Change in Unrealized Appreciation/ Depreciation from Investments Still Held at June 30, 2015
Common Stock
Internet Software & Services	$4,102,231	$(126,968)	$—	$3,975,263	$(126,968)
Real Estate Management & Development	—	—	236,772	236,772	—
Convertible Preferred Stocks
Internet Software & Services	4,918,553	3,317,988	—	8,236,541	3,317,988
Preferred Stock
Real Estate Management & Development	—	—	2,129,403	2,129,403	—

Total	$9,020,784	$3,191,020	$2,366,175	$14,577,979	$3,191,020

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$2,461,978,566
Affiliated investments at value (c)	22,065,598
Receivable for:
Investments sold	3,979,480
Fund shares sold	530,031
Dividends	647,333
Dividends on affiliated investments	769

Total Assets	2,489,201,777
Liabilities
Collateral for securities loaned	137,572,458
Payables for:
Investments purchased	14,823,228
Fund shares redeemed	520,052
Accrued expenses:
Management fees	1,085,900
Distribution and service fees	144,343
Deferred trustees’ fees	101,424
Other expenses	245,011

Total Liabilities	154,492,416

Net Assets	$2,334,709,361

Net assets consist of:
Paid in surplus	$1,551,785,081
Undistributed net investment income	862,451
Accumulated net realized gain	153,346,801
Unrealized appreciation on investments and foreign currency transactions	628,715,028

Net Assets	$2,334,709,361

Net Assets
Class A	$1,622,980,511
Class B	673,540,600
Class E	38,188,250
Capital Shares Outstanding*
Class A	73,954,597
Class B	31,065,442
Class E	1,750,412
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$21.95
Class B	21.68
Class E	21.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,833,259,673.
(b)	Includes securities loaned at value of $159,775,186.
(c)	Identified cost of affiliated investments was $22,065,598.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$8,491,104
Dividends from affiliated investments	6,073
Securities lending income	374,836

Total investment income	8,872,013
Expenses
Management fees	7,167,962
Administration fees	27,859
Custodian and accounting fees	114,788
Distribution and service fees—Class B	825,803
Distribution and service fees—Class E	28,919
Audit and tax services	19,864
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	75,669
Insurance	7,585
Miscellaneous	11,194

Total expenses	8,313,400
Less management fee waiver	(523,953)
Less broker commission recapture	(12,669)

Net expenses	7,776,778

Net Investment Income	1,095,235

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	156,033,393
Foreign currency transactions	(34,718)

Net realized gain	155,998,675

Net change in unrealized appreciation on:
Investments	8,114,424
Foreign currency transactions	5,871

Net change in unrealized appreciation	8,120,295

Net realized and unrealized gain	164,118,970

Net Increase in Net Assets From Operations	$165,214,205

(a)	Net of foreign withholding taxes of $15,511.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,095,235	$2,190,656
Net realized gain	155,998,675	412,059,136
Net change in unrealized appreciation (depreciation)	8,120,295	(208,891,514)

Increase in net assets from operations	165,214,205	205,358,278

From Distributions to Shareholders
Net investment income
Class A	(2,222,739)	(1,184,801)
Net realized capital gains
Class A	(284,325,405)	(135,304,228)
Class B	(118,081,761)	(42,997,307)
Class E	(6,718,484)	(2,701,930)

Total distributions	(411,348,389)	(182,188,266)

Increase (decrease) in net assets from capital share transactions	190,142,684	(295,377,662)

Total decrease in net assets	(55,991,500)	(272,207,650)

Net Assets
Beginning of period	2,390,700,861	2,662,908,511

End of period	$2,334,709,361	$2,390,700,861

Undistributed net investment income
End of period	$862,451	$1,989,955

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	470,169	$12,229,953	3,594,337	$80,177,221
Reinvestments	12,861,227	286,548,144	6,307,257	136,489,029
Redemptions	(8,452,611)	(218,230,859)	(22,750,488)	(527,126,265)

Net increase (decrease)	4,878,785	$80,547,238	(12,848,894)	$(310,460,015)

Class B
Sales	2,115,057	$54,158,842	4,619,616	$108,524,649
Reinvestments	5,364,915	118,081,761	2,003,603	42,997,307
Redemptions	(2,626,021)	(66,822,017)	(5,697,433)	(133,841,023)

Net increase	4,853,951	$105,418,586	925,786	$17,680,933

Class E
Sales	47,753	$1,233,651	141,899	$3,370,559
Reinvestments	303,318	6,718,484	125,438	2,701,930
Redemptions	(147,374)	(3,775,275)	(365,404)	(8,671,069)

Net increase (decrease)	203,697	$4,176,860	(98,067)	$(2,598,580)

Increase (decrease) derived from capital shares transactions		$190,142,684		$(295,377,662)

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.76		$24.51	$17.67	$14.87	$15.05	$12.89

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.04	0.03	0.07	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.82		1.94	6.87	2.75	(0.20)	2.18

Total from investment operations	1.84		1.98	6.90	2.82	(0.17)	2.20

Less Distributions
Distributions from net investment income	(0.04)		(0.02)	(0.06)	(0.02)	(0.01)	(0.04)
Distributions from net realized capital gains	(4.61)		(1.71)	0.00	0.00	0.00	0.00

Total distributions	(4.65)		(1.73)	(0.06)	(0.02)	(0.01)	(0.04)

Net Asset Value, End of Period	$21.95		$24.76	$24.51	$17.67	$14.87	$15.05

Total Return (%) (b)	7.12	(c)	9.09	39.16	18.97	(1.12)	17.05

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63	(d)	0.63	0.63	0.64	0.64	0.64
Net ratio of expenses to average net assets (%) (e) (f)	0.58	(d)	0.58	0.58	0.60	0.60	0.62
Ratio of net investment income to average net assets (%)	0.16	(d)	0.15	0.14	0.43	0.18	0.15
Portfolio turnover rate (%)	19	(c)	34	41	38	33	42
Net assets, end of period (in millions)	$1,623.0		$1,710.2	$2,007.8	$1,328.9	$971.1	$639.7

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.51		$24.32	$17.54	$14.78	$14.98	$12.84

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.02)	(0.03)	0.02	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.79		1.92	6.83	2.74	(0.19)	2.16

Total from investment operations	1.78		1.90	6.80	2.76	(0.20)	2.15

Less Distributions
Distributions from net investment income	0.00		0.00	(0.02)	0.00	0.00	(0.01)
Distributions from net realized capital gains	(4.61)		(1.71)	0.00	0.00	0.00	0.00

Total distributions	(4.61)		(1.71)	(0.02)	0.00	0.00	(0.01)

Net Asset Value, End of Period	$21.68		$24.51	$24.32	$17.54	$14.78	$14.98

Total Return (%) (b)	6.96	(c)	8.83	38.77	18.67	(1.34)	16.74

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88	(d)	0.88	0.88	0.89	0.89	0.89
Net ratio of expenses to average net assets (%) (e) (f)	0.83	(d)	0.83	0.83	0.85	0.85	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.09	)(d)	(0.09)	(0.12)	0.12	(0.09)	(0.10)
Portfolio turnover rate (%)	19	(c)	34	41	38	33	42
Net assets, end of period (in millions)	$673.5		$642.4	$615.0	$215.7	$199.5	$231.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.62		$24.40		$17.60	$14.81	$15.00	$12.85

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00	(g)	0.00	(g)	(0.01)	0.04	0.00 (g)	(0.00	)(g)
Net realized and unrealized gain (loss) on investments	1.81		1.93		6.84	2.75	(0.19)	2.17

Total from investment operations	1.81		1.93		6.83	2.79	(0.19)	2.17

Less Distributions
Distributions from net investment income	0.00		0.00		(0.03)	0.00	0.00	(0.02)
Distributions from net realized capital gains	(4.61)		(1.71)		0.00	0.00	0.00	0.00

Total distributions	(4.61)		(1.71)		(0.03)	0.00	0.00	(0.02)

Net Asset Value, End of Period	$21.82		$24.62		$24.40	$17.60	$14.81	$15.00

Total Return (%) (b)	7.05	(c)	8.93		38.87	18.84	(1.27)	16.89

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(d)	0.78		0.78	0.79	0.79	0.79
Net ratio of expenses to average net assets (%) (e) (f)	0.73	(d)	0.73		0.73	0.75	0.75	0.77
Ratio of net investment income (loss) to average net assets (%)	0.01	(d)	0.00	(h)	(0.03)	0.22	0.01	(0.01)
Portfolio turnover rate (%)	19	(c)	34		41	38	33	42
Net assets, end of period (in millions)	$38.2		$38.1		$40.1	$16.8	$16.0	$20.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	The effect of the voluntary portion of the waiver on average net assets was 0.03%, 0.03%, 0.03%, 0.03%, 0.03%, and 0.02% for the six months ended June 30, 2015 and for the years ended December 31, 2014 through 2010, respectively (see Note 5 of the Notes to Financial Statements).
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Net investment income (loss) was less than $0.01.
(h)	Ratio of net investment income to average net assets was less than 0.01%.

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Large Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-13

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject

MSF-14

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

MSF-15

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$436,918,839	$0	$604,131,068

The Portfolio engaged in security transactions with other accounts managed by T. Rowe Price Associates, Inc. that amounted to $797,760 in purchases of investments and $1,089,212 in sales of investments, which is included above.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$7,167,962	0.650%	Of the first $50 million
	0.600%	On amounts in excess of $50 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”) is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows provided the Portfolio’s assets exceed $1 billion:

% per annum	Average Daily Net Assets
0.030%	On the first $ 50 million
0.010%	On amounts between $100 million and $1.5 billion
0.025%	On amounts in excess of $1.5 billion

If the Portfolio’s average daily net assets fall below $1 billion, the per annum fee reduction would be 0.015% on the first $50 million.

An identical expense agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 amounted to $189,053 and are included in the total amounts shown as management fee waivers in the Statement of Operations.

Effective February 17, 2005, T. Rowe Price agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by T. Rowe Price for the Trust and Met Investors Series Trust (“MIST”), an affiliate of the Trust, in the aggregate, exceed $750,000,000, (ii) T. Rowe Price subadvises three or more portfolios of the Trust and MIST in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, T. Rowe Price will waive its subadvisory fee paid by MetLife Advisers by 5% for combined Trust and MIST average daily net assets over $750,000,000, 7.5% for the next $1,500,000,000 of combined assets, and 10% for amounts over $3,000,000,000. MetLife Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and MetLife Advisers at any time. Amounts voluntarily waived by MetLife Advisers for the six months ended June 30, 2015 amounted to $334,900 and are included in the total amounts shown as management fee waivers in the Statement of Operations.

MSF-16

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2015 is as follows:

Security Description	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015	Realized Gain on shares sold	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	27,425,131	225,415,096	(230,774,629)	22,065,598	$0	$6,073

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$1,184,801	$4,999,060	$181,003,465	$—	$182,188,266	$4,999,060

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$33,052,335	$378,043,024	$618,060,635	$—	$1,029,155,994

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MSF-17

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-18

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, E, and G shares of the T. Rowe Price Small Cap Growth Portfolio returned 9.52%, 9.40%, 9.47%, and 9.61%, respectively. The Portfolio’s benchmark, the MSCI U.S. Small Cap Growth Index1, returned 7.85%.

MARKET ENVIRONMENT / CONDITIONS

U.S. stocks rose in the first half of 2015. Several major indexes reached all-time highs in May or June, but they retreated in a sharp sell-off at the end of the period. During the first three months of the year, optimism about stabilizing oil prices and monetary stimulus overseas overrode concerns about impending rate hikes, a stronger U.S. dollar, and mixed U.S. economic data. In the second quarter, stock market performance was mixed. Merger activity and a strengthening economy supported U.S. stocks, but heightened volatility resulting from the financial crisis in Greece sapped investor confidence.

As measured by the various Russell indexes, large-cap stocks underperformed small- and mid-caps, and growth outpaced value across all capitalization levels. Within the MSCI U.S. Small Cap Growth Index, Health Care was by far the strongest performer, while Materials and Financials ended in negative territory.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its benchmark index for the six months ended June 30, 2015. Broadly speaking, stock selection accounted for the majority of outperformance, and sector allocation helped as well.

Stock selection in Health Care added relative value, most notably the Portfolio’s positions in Pharmacyclics and Salix Pharmaceuticals. Pharmacyclics focuses on therapies for cancers and immune diseases, and in the first quarter the company exceeded sales expectations for its lymphoma treatment, which may also have other applications. In addition, the company was acquired by AbbVie, which wanted to extend its blood cancer franchise with new early cycle drugs. Salix shares advanced on news that Valeant Pharmaceuticals had outbid a competitor to acquire the company.

Financials was another area of relative strength, due to stock choices that included E*TRADE Financial and SVB Financial Group. The online discount brokerage E*TRADE Financial received a favorable decision by regulators early in the year allowing the firm to use excess capital from its banking subsidiary and reduce its leverage ratio, which should free up a substantial amount of capital to use in expanding or strengthening its balance sheet. SVB Financial Group is a leader in the venture capital banking niche. During the period, it delivered another quarter of better-than-expected earnings.

In Consumer Discretionary, the Portfolio’s stock holdings also outperformed. Helen of Troy was a key name for the period. This consumer products company has enjoyed improved sales due in part to product innovations in the company’s homeware business and increased demand for cold and flu remedies. The firm is in the midst of a turnaround as it shifts from being a holding company to taking a more active hand in the operations of its subsidiary businesses.

On the negative side, stock choices in Information Technology detracted from relative results. Anixter International was among the underperformers, as this cabling and security provider posted lower-than-expected earnings in part due to currency headwinds and lower copper prices.

While our stock selection is primarily based on a quantitative model, we take into consideration the fundamental research conducted by T. Rowe Price’s equity analysts. In constructing the Portfolio, our sector weights are usually in line with those of the MSCI U.S. Small Cap Growth Index, but we will occasionally overweight or underweight certain sectors based on our analysis. At the end of the period, the Portfolio’s sector allocations were generally in line with the benchmark across most sectors. The Portfolio finished the period overweight the benchmark in Industrials and Business Services and Consumer Staples and underweight the benchmark in Health Care.

Sudhir Nanda

Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI U.S. SMALL CAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
T. Rowe Price Small Cap Growth Portfolio
Class A	9.52	13.90	22.15	11.52	—
Class B	9.40	13.63	21.85	11.24	—
Class E	9.47	13.69	21.98	11.35	—
Class G	9.61	—	—	—	11.09
MSCI U.S. Small Cap Growth Index	7.85	8.44	20.23	10.86	—

1 The MSCI U.S. Small Cap Growth Index represents the growth companies of the MSCI U.S. Small Cap 1750 Index. (The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market).

2 Inception dates of the Class A, Class B, Class E and Class G shares are 3/3/97, 7/30/02, 5/1/01 and 11/12/14, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
MAXIMUS, Inc.	1.1
Tyler Technologies, Inc.	1.0
Domino’s Pizza, Inc.	0.9
Middleby Corp. (The)	0.9
Vail Resorts, Inc.	0.9
WEX, Inc.	0.8
Centene Corp.	0.8
J&J Snack Foods Corp.	0.8
Manhattan Associates, Inc.	0.8
SS&C Technologies Holdings, Inc.	0.8

Top Sectors

% of Net Assets
Information Technology	22.8
Health Care	21.3
Consumer Discretionary	18.9
Industrials	15.7
Financials	8.4
Materials	4.2
Energy	3.9
Consumer Staples	3.6

MSF-2

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.48%	$1,000.00	$1,095.20	$2.49
	Hypothetical*	0.48%	$1,000.00	$1,022.41	$2.41

Class B(a)	Actual	0.73%	$1,000.00	$1,094.00	$3.79
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

Class E(a)	Actual	0.63%	$1,000.00	$1,094.70	$3.27
	Hypothetical*	0.63%	$1,000.00	$1,021.67	$3.16

Class G(a)	Actual	0.78%	$1,000.00	$1,096.10	$4.05
	Hypothetical*	0.78%	$1,000.00	$1,020.93	$3.91

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	182,100	$3,753,081
Esterline Technologies Corp. (a)	32,600	3,108,084
HEICO Corp. - Class A	132,081	6,705,752
Hexcel Corp.	110,000	5,471,400
Teledyne Technologies, Inc. (a)	89,300	9,422,043
TransDigm Group, Inc. (a)	16,900	3,796,923

		32,257,283

Airlines—0.6%
Allegiant Travel Co.	18,500	3,290,780
Spirit Airlines, Inc. (a)	84,000	5,216,400

		8,507,180

Auto Components—0.7%
Gentherm, Inc. (a)	82,700	4,541,057
Tenneco, Inc. (a)	88,700	5,094,928

		9,635,985

Banks—1.3%
Signature Bank (a)	60,000	8,783,400
SVB Financial Group (a)	44,800	6,450,304
Texas Capital Bancshares, Inc. (a)	43,900	2,732,336

		17,966,040

Beverages—0.6%
Boston Beer Co., Inc. (The) - Class A (a) (b)	34,887	8,093,435

Biotechnology—8.8%
ACADIA Pharmaceuticals, Inc. (a)	94,400	3,953,472
Acceleron Pharma, Inc. (a)	44,600	1,411,144
Acorda Therapeutics, Inc. (a) (b)	39,700	1,323,201
Agios Pharmaceuticals, Inc. (a)	6,700	744,638
Alkermes plc (a)	88,000	5,661,920
Alnylam Pharmaceuticals, Inc. (a) (b)	45,200	5,418,124
AMAG Pharmaceuticals, Inc. (a) (b)	45,000	3,107,700
Anacor Pharmaceuticals, Inc. (a) (b)	44,000	3,406,920
BioMarin Pharmaceutical, Inc. (a)	38,700	5,293,386
Bluebird Bio, Inc. (a)	33,400	5,623,558
Cepheid, Inc. (a)	80,700	4,934,805
Clovis Oncology, Inc. (a) (b)	21,500	1,889,420
Dyax Corp. (a)	152,900	4,051,850
Exelixis, Inc. (a) (b)	198,300	745,608
Incyte Corp. (a)	99,600	10,379,316
Insmed, Inc. (a)	149,300	3,645,906
Insys Therapeutics, Inc. (a) (b)	51,600	1,853,472
Intercept Pharmaceuticals, Inc. (a) (b)	8,100	1,955,178
Isis Pharmaceuticals, Inc. (a) (b)	83,500	4,805,425
Ligand Pharmaceuticals, Inc. (a) (b)	44,600	4,500,140
Medivation, Inc. (a) (b)	16,000	1,827,200
Neurocrine Biosciences, Inc. (a)	151,700	7,245,192
Novavax, Inc. (a) (b)	306,100	3,409,954
Ophthotech Corp. (a) (b)	24,200	1,259,852
Opko Health, Inc. (a) (b)	289,000	4,647,120
Prothena Corp. plc (a)	41,800	2,201,606
Puma Biotechnology, Inc. (a) (b)	33,200	3,876,100

Biotechnology—(Continued)
Receptos, Inc. (a)	29,000	5,511,450
Regulus Therapeutics, Inc. (a) (b)	34,200	374,832
Repligen Corp. (a)	39,400	1,626,038
Seattle Genetics, Inc. (a) (b)	65,600	3,175,040
Sunesis Pharmaceuticals, Inc. (a)	76,600	230,566
TESARO, Inc. (a) (b)	38,800	2,281,052
United Therapeutics Corp. (a) (b)	43,000	7,479,850

		119,851,035

Building Products—0.8%
AAON, Inc.	152,299	3,429,774
Lennox International, Inc. (b)	74,400	8,012,136

		11,441,910

Capital Markets—1.7%
Affiliated Managers Group, Inc. (a)	14,649	3,202,271
E*Trade Financial Corp. (a)	259,560	7,773,822
Financial Engines, Inc. (b)	82,200	3,491,856
Virtus Investment Partners, Inc.	10,800	1,428,300
Waddell & Reed Financial, Inc. - Class A (b)	142,800	6,755,868

		22,652,117

Chemicals—1.9%
NewMarket Corp. (b)	21,500	9,543,635
PolyOne Corp.	216,400	8,476,388
Stepan Co.	46,100	2,494,471
WR Grace & Co. (a)	45,300	4,543,590

		25,058,084

Commercial Services & Supplies—2.2%
Clean Harbors, Inc. (a) (b)	83,700	4,498,038
Healthcare Services Group, Inc. (b)	130,500	4,313,025
Rollins, Inc.	256,525	7,318,658
Team, Inc. (a)	59,500	2,394,875
U.S. Ecology, Inc. (b)	106,500	5,188,680
Waste Connections, Inc.	94,300	4,443,416
West Corp.	58,800	1,769,880

		29,926,572

Communications Equipment—1.2%
ARRIS Group, Inc. (a)	170,700	5,223,420
EchoStar Corp. - Class A (a)	75,700	3,685,076
JDS Uniphase Corp. (a)	102,500	1,186,950
Plantronics, Inc.	73,100	4,116,261
Polycom, Inc. (a)	140,586	1,608,304
Ubiquiti Networks, Inc. (b)	18,400	587,236

		16,407,247

Consumer Finance—0.5%
PRA Group, Inc. (a) (b)	104,900	6,536,319

Containers & Packaging—1.3%
Berry Plastics Group, Inc. (a)	275,100	8,913,240
Graphic Packaging Holding Co.	514,300	7,164,199

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—(Continued)
Rock-Tenn Co. - Class A	36,400	$2,191,280

		18,268,719

Distributors—0.6%
Pool Corp.	106,100	7,446,098

Diversified Consumer Services—1.1%
Ascent Capital Group, Inc. - Class A (a)	27,200	1,162,528
Capella Education Co.	68,900	3,697,863
ServiceMaster Global Holdings, Inc. (a)	197,900	7,158,043
Sotheby’s (b)	77,400	3,501,576

		15,520,010

Diversified Financial Services—1.6%
CBOE Holdings, Inc.	126,700	7,249,774
MarketAxess Holdings, Inc.	87,300	8,098,821
MSCI, Inc.	98,978	6,092,096
NewStar Financial, Inc. (a)	57,591	633,501

		22,074,192

Electrical Equipment—0.9%
Acuity Brands, Inc.	46,900	8,441,062
Generac Holdings, Inc. (a) (b)	77,800	3,092,550

		11,533,612

Electronic Equipment, Instruments & Components—2.0%
Anixter International, Inc. (a)	68,200	4,443,230
Cognex Corp.	152,100	7,316,010
Coherent, Inc. (a)	62,800	3,986,544
FARO Technologies, Inc. (a) (b)	21,600	1,008,720
FEI Co.	75,800	6,286,094
OSI Systems, Inc. (a)	48,000	3,397,920

		26,438,518

Energy Equipment & Services—0.8%
Atwood Oceanics, Inc. (b)	38,800	1,025,872
Core Laboratories NV (b)	17,300	1,972,892
Dril-Quip, Inc. (a)	40,700	3,062,675
Oceaneering International, Inc.	35,900	1,672,581
Oil States International, Inc. (a)	40,100	1,492,923
Tesco Corp.	98,600	1,074,740

		10,301,683

Food & Staples Retailing—1.3%
Casey’s General Stores, Inc.	98,300	9,411,242
Rite Aid Corp. (a)	975,400	8,144,590

		17,555,832

Food Products—1.3%
J&J Snack Foods Corp.	99,400	11,000,598
TreeHouse Foods, Inc. (a)	83,200	6,741,696

		17,742,294

Health Care Equipment & Supplies—4.4%
Abaxis, Inc. (b)	57,000	2,934,360
Align Technology, Inc. (a)	116,300	7,293,173
Cooper Cos., Inc. (The)	28,900	5,143,333
DexCom, Inc. (a)	111,100	8,885,778
Halyard Health, Inc. (a) (b)	89,800	3,636,900
HeartWare International, Inc. (a) (b)	11,300	821,397
ICU Medical, Inc. (a)	40,200	3,845,532
IDEXX Laboratories, Inc. (a) (b)	69,800	4,476,972
Inogen, Inc. (a)	12,400	553,040
Masimo Corp. (a)	64,400	2,494,856
Natus Medical, Inc. (a)	65,800	2,800,448
Sirona Dental Systems, Inc. (a)	83,300	8,364,986
Thoratec Corp. (a)	63,000	2,807,910
West Pharmaceutical Services, Inc.	105,900	6,150,672

		60,209,357

Health Care Providers & Services—3.8%
Air Methods Corp. (a) (b)	62,000	2,563,080
Centene Corp. (a)	137,400	11,046,960
Chemed Corp.	32,600	4,273,860
Corvel Corp. (a)	79,200	2,535,984
Health Net, Inc. (a)	91,200	5,847,744
HealthSouth Corp.	108,300	4,988,298
MEDNAX, Inc. (a)	65,600	4,861,616
Team Health Holdings, Inc. (a)	130,400	8,519,032
U.S. Physical Therapy, Inc.	46,900	2,568,244
WellCare Health Plans, Inc. (a)	45,700	3,876,731

		51,081,549

Health Care Technology—0.3%
athenahealth, Inc. (a) (b)	13,000	1,489,540
Omnicell, Inc. (a)	77,000	2,903,670

		4,393,210

Hotels, Restaurants & Leisure—6.2%
Brinker International, Inc. (b)	135,500	7,811,575
Buffalo Wild Wings, Inc. (a) (b)	31,000	4,857,390
Cheesecake Factory, Inc. (The)	42,200	2,301,377
Choice Hotels International, Inc.	105,700	5,734,225
Denny’s Corp. (a)	566,500	6,577,065
Diamond Resorts International, Inc. (a)	196,200	6,190,110
Domino’s Pizza, Inc.	108,800	12,337,920
Jack in the Box, Inc.	90,500	7,978,480
Marriott Vacations Worldwide Corp.	111,200	10,202,600
Red Robin Gourmet Burgers, Inc. (a)	37,500	3,218,250
Six Flags Entertainment Corp. (b)	121,400	5,444,790
Vail Resorts, Inc.	106,000	11,575,200

		84,228,982

Household Durables—0.8%
Helen of Troy, Ltd. (a)	104,800	10,216,952

Household Products—0.3%
Spectrum Brands Holdings, Inc.	37,700	3,845,023

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.3%
Amtrust Financial Services, Inc. (b)	66,878	$4,381,178

Internet & Catalog Retail—1.8%
HSN, Inc.	133,500	9,370,365
Liberty TripAdvisor Holdings, Inc. - Class A (a)	143,600	4,626,792
Liberty Ventures - Series A (a)	179,900	7,064,673
Shutterfly, Inc. (a) (b)	68,300	3,265,423

		24,327,253

Internet Software & Services—2.4%
comScore, Inc. (a)	109,500	5,831,970
CoStar Group, Inc. (a)	29,300	5,896,918
Envestnet, Inc. (a)	110,900	4,483,687
j2 Global, Inc. (b)	58,700	3,988,078
MercadoLibre, Inc. (b)	27,700	3,925,090
Stamps.com, Inc. (a)	38,200	2,810,374
WebMD Health Corp. (a) (b)	124,500	5,512,860

		32,448,977

IT Services—6.4%
Blackhawk Network Holdings, Inc. (a)	101,300	4,173,560
Broadridge Financial Solutions, Inc.	136,400	6,821,364
Cardtronics, Inc. (a) (b)	124,100	4,597,905
CoreLogic, Inc. (a)	193,600	7,683,984
DST Systems, Inc.	54,600	6,878,508
Euronet Worldwide, Inc. (a)	113,000	6,972,100
Gartner, Inc. (a)	90,900	7,797,402
Heartland Payment Systems, Inc.	110,160	5,954,148
Jack Henry & Associates, Inc.	65,300	4,224,910
MAXIMUS, Inc.	231,700	15,229,641
Perficient, Inc. (a)	76,900	1,479,556
Unisys Corp. (a)	50,109	1,001,679
VeriFone Systems, Inc. (a)	76,400	2,594,544
WEX, Inc. (a)	100,600	11,465,382

		86,874,683

Leisure Products—0.7%
Brunswick Corp.	110,100	5,599,686
Polaris Industries, Inc. (b)	30,600	4,532,166

		10,131,852

Life Sciences Tools & Services—1.8%
Affymetrix, Inc. (a) (b)	267,100	2,916,732
Bio-Rad Laboratories, Inc. - Class A (a)	31,200	4,699,032
Bruker Corp. (a) (b)	106,400	2,171,624
Cambrex Corp. (a)	96,600	4,244,604
Mettler-Toledo International, Inc. (a)	7,200	2,458,512
PAREXEL International Corp. (a)	98,600	6,340,966
VWR Corp. (a)	71,700	1,916,541

		24,748,011

Machinery—5.0%
Actuant Corp. - Class A	71,700	1,655,553
Chart Industries, Inc. (a)	30,200	1,079,650
Graco, Inc.	83,600	5,938,108

Machinery—(Continued)
Hyster-Yale Materials Handling, Inc.	30,494	2,112,624
IDEX Corp.	51,800	4,070,444
John Bean Technologies Corp.	145,500	5,469,345
Lincoln Electric Holdings, Inc.	63,300	3,854,337
Middleby Corp. (The) (a)	105,400	11,829,042
Nordson Corp.	67,500	5,257,575
Standex International Corp.	27,800	2,222,054
Sun Hydraulics Corp. (b)	53,600	2,042,696
Toro Co. (The)	133,500	9,048,630
Valmont Industries, Inc. (b)	27,500	3,268,925
Wabtec Corp.	80,500	7,586,320
Woodward, Inc.	50,800	2,793,492

		68,228,795

Marine—0.4%
Kirby Corp. (a)	69,400	5,320,204

Media—1.3%
Eros International plc (a)	31,500	791,280
John Wiley & Sons, Inc. - Class A	14,900	810,113
Live Nation Entertainment, Inc. (a)	304,300	8,365,207
Starz - Class A (a) (b)	175,700	7,857,304

		17,823,904

Metals & Mining—0.5%
Compass Minerals International, Inc.	30,400	2,497,056
Stillwater Mining Co. (a) (b)	165,300	1,915,827
Worthington Industries, Inc.	91,000	2,735,460

		7,148,343

Multiline Retail—0.9%
Big Lots, Inc. (b)	103,500	4,656,465
Burlington Stores, Inc. (a)	146,300	7,490,560

		12,147,025

Oil, Gas & Consumable Fuels—3.1%
Carrizo Oil & Gas, Inc. (a)	112,400	5,534,576
Clayton Williams Energy, Inc. (a) (b)	22,800	1,499,100
Contango Oil & Gas Co. (a)	42,600	522,702
Diamondback Energy, Inc. (a)	84,700	6,384,686
Gran Tierra Energy, Inc. (a)	164,000	488,720
Matador Resources Co. (a) (b)	123,700	3,092,500
Oasis Petroleum, Inc. (a)	88,800	1,407,480
Rosetta Resources, Inc. (a)	66,600	1,541,124
SemGroup Corp. - Class A	86,500	6,875,020
SM Energy Co.	68,600	3,163,832
Stone Energy Corp. (a)	75,600	951,804
Targa Resources Corp.	51,800	4,621,596
World Fuel Services Corp.	124,400	5,964,980

		42,048,120

Paper & Forest Products—0.5%
Clearwater Paper Corp. (a)	37,200	2,131,560
KapStone Paper and Packaging Corp.	173,800	4,018,256

		6,149,816

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A (b)	49,700	$2,342,361

Pharmaceuticals—2.1%
Akorn, Inc. (a) (b)	112,600	4,916,116
Jazz Pharmaceuticals plc (a)	12,200	2,148,054
Mallinckrodt plc (a)	17,376	2,045,503
Medicines Co. (The) (a) (b)	62,700	1,793,847
Nektar Therapeutics (a) (b)	121,300	1,517,463
Pacira Pharmaceuticals, Inc. (a) (b)	36,900	2,609,568
Phibro Animal Health Corp. - Class A (b)	95,000	3,699,300
Prestige Brands Holdings, Inc. (a)	164,400	7,601,856
Theravance Biopharma, Inc. (a)	23,914	311,360
Theravance, Inc. (b)	50,300	908,921
ZS Pharma, Inc. (a)	14,400	754,416

		28,306,404

Professional Services—1.4%
Advisory Board Co. (The) (a)	8,300	453,761
Dun & Bradstreet Corp. (The)	47,400	5,782,800
Exponent, Inc.	99,000	4,433,220
Huron Consulting Group, Inc. (a)	86,800	6,083,812
TriNet Group, Inc. (a)	98,400	2,494,440

		19,248,033

Real Estate Investment Trusts—1.3%
Equity Lifestyle Properties, Inc.	130,500	6,861,690
FelCor Lodging Trust, Inc.	436,100	4,308,668
Strategic Hotels & Resorts, Inc. (a)	355,500	4,308,660
Taubman Centers, Inc.	22,300	1,549,850

		17,028,868

Real Estate Management & Development—1.0%
Forest City Enterprises, Inc. - Class A (a)	220,100	4,864,210
Jones Lang LaSalle, Inc.	23,400	4,001,400
Kennedy-Wilson Holdings, Inc.	178,743	4,395,290

		13,260,900

Road & Rail—1.8%
AMERCO	20,500	6,701,655
Avis Budget Group, Inc. (a)	108,000	4,760,640
Landstar System, Inc.	59,100	3,952,017
Old Dominion Freight Line, Inc. (a)	128,450	8,812,312

		24,226,624

Semiconductors & Semiconductor Equipment—2.6%
Amkor Technology, Inc. (a)	46,700	279,266
Atmel Corp.	420,200	4,141,071
Cabot Microelectronics Corp. (a)	47,000	2,214,170
Cavium, Inc. (a) (b)	86,800	5,972,708
Diodes, Inc. (a)	80,200	1,933,622
Microsemi Corp. (a)	181,500	6,343,425
Semtech Corp. (a)	73,500	1,458,975
Silicon Laboratories, Inc. (a)	31,000	1,674,310
Synaptics, Inc. (a) (b)	90,700	7,866,865

Semiconductors & Semiconductor Equipment—(Continued)
Teradyne, Inc.	163,500	3,153,915

		35,038,327

Software—8.2%
ACI Worldwide, Inc. (a)	175,200	4,304,664
Aspen Technology, Inc. (a)	166,400	7,579,520
CommVault Systems, Inc. (a)	56,300	2,387,683
Computer Modelling Group, Ltd.	286,900	2,908,050
Descartes Systems Group, Inc. (The) (a)	18,200	292,110
FactSet Research Systems, Inc. (b)	40,600	6,597,906
Fair Isaac Corp.	57,300	5,201,694
Fortinet, Inc. (a)	204,200	8,439,586
Informatica Corp. (a)	88,500	4,289,595
Manhattan Associates, Inc. (a)	178,700	10,659,455
Monotype Imaging Holdings, Inc.	111,905	2,698,029
NetScout Systems, Inc. (a) (b)	93,300	3,421,311
Pegasystems, Inc.	143,300	3,280,137
Proofpoint, Inc. (a) (b)	85,100	5,418,317
PTC, Inc. (a)	172,200	7,063,644
SolarWinds, Inc. (a)	111,000	5,120,430
SS&C Technologies Holdings, Inc.	166,800	10,425,000
Tyler Technologies, Inc. (a)	101,200	13,093,256
Ultimate Software Group, Inc. (The) (a) (b)	49,900	8,200,566

		111,380,953

Specialty Retail—2.6%
Aaron’s, Inc.	39,800	1,441,158
Ascena Retail Group, Inc. (a) (b)	94,100	1,567,236
Buckle, Inc. (The) (b)	39,900	1,826,223
Chico’s FAS, Inc.	117,100	1,947,373
Children’s Place, Inc. (The)	24,500	1,602,545
DSW, Inc. - Class A	87,100	2,906,527
Monro Muffler Brake, Inc. (b)	132,800	8,254,848
Murphy USA, Inc. (a)	121,300	6,770,966
Sally Beauty Holdings, Inc. (a)	167,700	5,295,966
Tractor Supply Co. (b)	34,600	3,111,924

		34,724,766

Technology Hardware, Storage & Peripherals—0.0%
Stratasys, Ltd. (a) (b)	11,400	398,202

Textiles, Apparel & Luxury Goods—2.3%
Carter’s, Inc.	81,000	8,610,300
Deckers Outdoor Corp. (a)	40,300	2,900,391
Fossil Group, Inc. (a) (b)	16,049	1,113,159
Hanesbrands, Inc.	272,300	9,073,036
Iconix Brand Group, Inc. (a) (b)	90,300	2,254,791
Steven Madden, Ltd. (a)	155,300	6,643,734

		30,595,411

Thrifts & Mortgage Finance—0.8%
MGIC Investment Corp. (a) (b)	432,200	4,918,436
Radian Group, Inc. (b)	290,500	5,449,780

		10,368,216

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.1%
Beacon Roofing Supply, Inc. (a)	56,500	$1,876,930

Total Common Stocks (Cost $997,997,908)		1,339,763,394

Short-Term Investments—16.5%

Mutual Funds—16.5%
State Street Navigator Securities Lending MET Portfolio (c)	211,209,058	211,209,058
T. Rowe Price Government Reserve Investment Fund (d)	12,667,764	12,667,764

Total Short-Term Investments (Cost $223,876,822)		223,876,822

Total Investments—115.4% (Cost $1,221,874,730) (e)		1,563,640,216
Other assets and liabilities (net)—(15.4)%		(208,276,564)

Net Assets—100.0%		$1,355,363,652

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $229,838,902 and the collateral received consisted of cash in the amount of $211,209,058 and non-cash collateral with a value of $21,233,345. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(e)	As of June 30, 2015, the aggregate cost of investments was $1,221,874,730. The aggregate unrealized appreciation and depreciation of investments were $376,989,094 and $(35,223,608), respectively, resulting in net unrealized appreciation of $341,765,486.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,339,763,394	$—	$—	$1,339,763,394
Total Short-Term Investments*	223,876,822	—	—	223,876,822
Total Investments	$1,563,640,216	$—	$—	$1,563,640,216

Collateral for securities loaned (Liability)	$—	$(211,209,058)	$—	$(211,209,058)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,550,972,452
Affiliated investments at value (c)	12,667,764
Cash denominated in foreign currencies (d)	19,790
Receivable for:
Investments sold	11,318,419
Fund shares sold	236,173
Dividends	599,820
Dividends on affiliated investments	790

Total Assets	1,575,815,208
Liabilities
Collateral for securities loaned	211,209,058
Payables for:
Investments purchased	7,907,663
Fund shares redeemed	510,605
Accrued expenses:
Management fees	501,374
Distribution and service fees	83,901
Deferred trustees’ fees	69,519
Other expenses	169,436

Total Liabilities	220,451,556

Net Assets	$1,355,363,652

Net assets consist of:
Paid in surplus	$881,540,610
Undistributed net investment income	2,027,848
Accumulated net realized gain	130,029,989
Unrealized appreciation on investments and foreign currency transactions	341,765,205

Net Assets	$1,355,363,652

Net Assets
Class A	$940,774,975
Class B	395,553,400
Class E	18,632,953
Class G	402,324
Capital Shares Outstanding*
Class A	40,084,963
Class B	17,778,676
Class E	822,634
Class G	18,499
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$23.47
Class B	22.25
Class E	22.65
Class G	21.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,209,206,966.
(b)	Includes securities loaned at value of $229,838,902.
(c)	Identified cost of affiliated investments was $12,667,764.
(d)	Identified cost of cash denominated in foreign currencies was $20,071.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$5,158,494
Dividends from affiliated investments	3,143
Securities lending income	532,464

Total investment income	5,694,101
Expenses
Management fees	3,151,405
Administration fees	15,878
Custodian and accounting fees	66,103
Distribution and service fees—Class B	479,107
Distribution and service fees—Class E	13,462
Distribution and service fees—Class G	210
Audit and tax services	20,059
Legal	14,699
Trustees’ fees and expenses	19,507
Shareholder reporting	60,551
Insurance	3,930
Miscellaneous	7,325

Total expenses	3,852,236
Less management fee waiver	(151,200)
Less broker commission recapture	(3,400)

Net expenses	3,697,636

Net Investment Income	1,996,465

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	130,456,689
Foreign currency transactions	73

Net realized gain	130,456,762

Net change in unrealized depreciation on:
Investments	(9,978,433)
Foreign currency transactions	(195)

Net change in unrealized depreciation	(9,978,628)

Net realized and unrealized gain	120,478,134

Net Increase in Net Assets From Operations	$122,474,599

(a)	Net of foreign withholding taxes of $12,080.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,996,465	$2,135,652
Net realized gain	130,456,762	115,913,676
Net change in unrealized depreciation	(9,978,628)	(21,764,780)

Increase in net assets from operations	122,474,599	96,284,548

From Distributions to Shareholders
Net investment income
Class A	(1,259,590)	(116,737)
Net realized capital gains
Class A	(79,094,819)	(52,064,808)
Class B	(34,643,548)	(28,893,533)
Class E	(1,604,588)	(1,398,334)
Class G	(31,998)	0

Total distributions	(116,634,543)	(82,473,412)

Increase in net assets from capital share transactions	24,341,082	204,809,872

Total increase in net assets	30,181,138	218,621,008

Net Assets
Beginning of period	1,325,182,514	1,106,561,506

End of period	$1,355,363,652	$1,325,182,514

Undistributed net investment income
End of period	$2,027,848	$1,290,973

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	538,681	$13,326,468	15,008,185	$316,162,633
Reinvestments	3,406,291	80,354,409	2,508,728	52,181,545
Redemptions	(3,973,952)	(97,633,965)	(7,447,917)	(163,971,248)

Net increase (decrease)	(28,980)	$(3,953,088)	10,068,996	$204,372,930

Class B
Sales	808,012	$19,083,445	1,553,570	$33,767,444
Reinvestments	1,548,661	34,643,548	1,456,327	28,893,533
Redemptions	(1,169,097)	(27,376,027)	(2,823,945)	(60,841,837)

Net increase	1,187,576	$26,350,966	185,952	$1,819,140

Class E
Sales	59,854	$1,439,693	81,824	$1,800,257
Reinvestments	70,469	1,604,588	69,431	1,398,334
Redemptions	(63,453)	(1,523,106)	(208,909)	(4,587,639)

Net increase (decrease)	66,870	$1,521,175	(57,654)	$(1,389,048)

Class G (a)
Sales	17,308	$403,963	315	$6,850
Reinvestments	1,463	31,998	0	0
Redemptions	(587)	(13,932)	0	0

Net increase	18,184	$422,029	315	$6,850

Increase derived from capital shares transactions		$24,341,082		$204,809,872

(a)	Commencement of operations was November 12, 2014.

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.40		$23.77	$17.53	$16.68	$16.39	$12.15

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		0.06	0.04	0.10	(0.02)	0.00 (b)
Net realized and unrealized gain on investments	2.19		1.35	7.37	2.52	0.31	4.24

Total from investment operations	2.24		1.41	7.41	2.62	0.29	4.24

Less Distributions
Distributions from net investment income	(0.03)		0.00 (c)	(0.07)	0.00	0.00	0.00
Distributions from net realized capital gains	(2.14)		(1.78)	(1.10)	(1.77)	0.00	0.00

Total distributions	(2.17)		(1.78)	(1.17)	(1.77)	0.00	0.00

Net Asset Value, End of Period	$23.47		$23.40	$23.77	$17.53	$16.68	$16.39

Total Return (%) (d)	9.52	(e)	6.91	44.55	16.18	1.77	34.90

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.50	(f)	0.51	0.52	0.55	0.55	0.57
Net ratio of expenses to average net assets (%) (g)	0.48	(f)	0.48	0.49	0.52	0.53	0.55
Ratio of net investment income (loss) to average net assets (%)	0.37	(f)	0.25	0.21	0.56	(0.09)	0.02
Portfolio turnover rate (%)	15	(e)	25	29	26	29	33
Net assets, end of period (in millions)	$940.8		$938.5	$714.2	$387.0	$263.8	$281.0

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.28		$22.77	$16.84	$16.12	$15.89	$11.80

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		0.00	(0.01)	0.04	(0.06)	(0.03)
Net realized and unrealized gain on investments	2.10		1.29	7.07	2.45	0.29	4.12

Total from investment operations	2.11		1.29	7.06	2.49	0.23	4.09

Less Distributions
Distributions from net investment income	0.00		0.00	(0.03)	0.00	0.00	0.00
Distributions from net realized capital gains	(2.14)		(1.78)	(1.10)	(1.77)	0.00	0.00

Total distributions	(2.14)		(1.78)	(1.13)	(1.77)	0.00	0.00

Net Asset Value, End of Period	$22.25		$22.28	$22.77	$16.84	$16.12	$15.89

Total Return (%) (d)	9.40	(e)	6.65	44.17	15.91	1.45	34.66

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	(f)	0.76	0.77	0.80	0.80	0.82
Net ratio of expenses to average net assets (%) (g)	0.73	(f)	0.73	0.74	0.77	0.78	0.80
Ratio of net investment income (loss) to average net assets (%)	0.12	(f)	(0.01)	(0.05)	0.25	(0.34)	(0.22)
Portfolio turnover rate (%)	15	(e)	25	29	26	29	33
Net assets, end of period (in millions)	$395.6		$369.6	$373.6	$276.5	$268.4	$266.0
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.63		$23.09	$17.06	$16.29	$16.04	$11.91

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03		0.02	0.01	0.06	(0.04)	(0.02)
Net realized and unrealized gain on investments	2.13		1.30	7.16	2.48	0.29	4.15

Total from investment operations	2.16		1.32	7.17	2.54	0.25	4.13

Less Distributions
Distributions from net investment income	0.00		0.00	(0.04)	0.00	0.00	0.00
Distributions from net realized capital gains	(2.14)		(1.78)	(1.10)	(1.77)	0.00	0.00

Total distributions	(2.14)		(1.78)	(1.14)	(1.77)	0.00	0.00

Net Asset Value, End of Period	$22.65		$22.63	$23.09	$17.06	$16.29	$16.04

Total Return (%) (d)	9.47	(e)	6.69	44.32	16.06	1.56	34.68

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65	(f)	0.66	0.67	0.70	0.70	0.72
Net ratio of expenses to average net assets (%) (g)	0.63	(f)	0.63	0.64	0.67	0.68	0.70
Ratio of net investment income (loss) to average net assets (%)	0.22	(f)	0.09	0.05	0.34	(0.24)	(0.14)
Portfolio turnover rate (%)	15	(e)	25	29	26	29	33
Net assets, end of period (in millions)	$18.6		$17.1	$18.8	$14.2	$14.2	$16.3

	Class G
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(h)
Net Asset Value, Beginning of Period	$21.78		$21.49

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00	)(b)	0.01
Net realized and unrealized gain on investments	2.11		0.28

Total from investment operations	2.11		0.29

Less Distributions
Distributions from net realized capital gains	(2.14)		0.00

Total distributions	(2.14)		0.00

Net Asset Value, End of Period	$21.75		$21.78

Total Return (%) (d)	9.61	(e)	1.35	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	(f)	0.83	(f)
Net ratio of expenses to average net assets (%) (g)	0.78	(f)	0.81	(f)
Ratio of net investment income (loss) to average net assets (%)	(0.03	)(f)	0.40	(f)
Portfolio turnover rate (%)	15	(e)	25
Net assets, end of period (in millions)	$0.4		$0.00	(i)

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from net investment income were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	Commencement of operations was November 12, 2014.
(i)	Net assets, end of period rounds to less than $0.1 million.

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers four classes of shares: Class A, B, E, and G shares. Class G commenced operations on November 12, 2014. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-13

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, return of capital adjustments, real estate investment trust (REIT) adjustments, and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

MSF-14

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

MSF-15

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$206,210,086	$0	$291,613,824

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$3,151,405	0.550%	Of the first $100 million
	0.500%	Of the next $300 million
	0.450%	On amounts in excess of $400 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”) is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Effective February 17, 2005, T. Rowe Price agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by T. Rowe Price for the Trust and Met Investors Series Trust (“MIST”), an affiliate of the Trust, in the aggregate, exceed $750,000,000, (ii) T. Rowe Price subadvises three or more portfolios of the Trust and MIST in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, T. Rowe Price will waive its subadvisory fee paid by MetLife Advisers by 5% for combined Trust and MIST average daily net assets over $750,000,000, 7.5% for the next $1,500,000,000 of combined assets, and 10% for amounts over $3,000,000,000. MetLife Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and MetLife Advisers at any time. Amounts waived for the six months ended June 30, 2015 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B, E, and G Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B, E, and G Shares. Under the Distribution and Service Plan, the Class B, E, and G Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B, E, and G Shares of the Portfolio. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a

MSF-16

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares, 0.15% per year for Class E Shares, and 0.30% per year for Class G Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2015 is as follows:

Security Description	Number of shares held at December 31, 2014	Shares purchased	Shares sold	Number of shares held at June 30, 2015	Realized Gain/(Loss) on shares sold	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	2,091,497	131,892,994	(121,316,727)	12,667,764	$0	$3,143

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$439,885	$6,905,254	$82,033,527	$46,423,228	$82,473,412	$53,328,482

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$7,059,675	$109,506,988	$351,480,164	$—	$468,046,827

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-17

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Managed By Van Eck Associates Corporation

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A and B shares of the Van Eck Global Natural Resources Portfolio returned -1.31% and -1.41%, respectively. The Portfolio’s benchmark, the Standard & Poor’s (“S&P”) North American Natural Resources Sector Index1, returned -4.14%.

MARKET ENVIRONMENT / CONDITIONS

The most significant factor influencing the markets in which the Portfolio invested over the past six months was the effect on the Energy sector of the dramatic sell-off in crude oil at the end of the fourth quarter of 2014. This overhung the market for the first half of the year.

By the end of March, the U.S. rig count had already dropped drastically from its peak in September 2014. The count continued to drop even further in the second quarter of the year. At the end of June, the U.S. total rig count figure was 859, down 18% on the quarter and 53% for the full six-month period. However, having fallen nearly 46% in 2014 to end the year at $53.27 per barrel, by June 30, 2015 West Texas Intermediate (WTI) front month crude prices had risen to $59.47 per barrel. And, having ended 2014 some 32% down on the previous year, North American (front month Henry Hub) natural gas was lower by 2%, ending the first half of the year at $2.832 per MMBtu.

There were signs of both European and U.S. economic growth picking up in the second quarter of the year, but any such acceleration was far from substantial. Geopolitical risks continued to remain significant. Although, by the end of the six-month period, there was growing evidence of some stabilization in China, the situations in both Russia and Brazil remained fragile, Islamic State continued to pose a considerable threat in the Middle East and the uncertainty of Greece’s position cast a shadow over matters European through the end of the six-month period. Commodities continued to suffer accordingly.

Gold declined slightly during the period under review. Platinum and palladium prices were down during the period on the back of moderating growth outlooks. Base metal markets, too, followed the trajectory of lower global growth. A positive start to the growing season in the U.S. caused grain (soy, corn and wheat) prices to decline throughout most of the first half of the year before rebounding sharply on the last day of June as a weaker than expected U.S. Department of Agriculture Quarterly Acreage Report reflected poor weather in the Midwest.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The two key aspects of the Portfolio that contributed to outperformance relative to the S&P North American Natural Resources Sector Index were the absence of any position in integrated oil & gas, and an overweight position and outperformance within oil & gas exploration and production.

The three strongest positive-contributing sub-sectors to the Portfolio’s performance relative to the benchmark were oil & gas exploration and production, integrated oil & gas, and semiconductor equipment (which includes solar energy). The Portfolio had exposure to both oil & gas exploration and production and semiconductor equipment over the six-month period. However, it had no exposure to integrated oil & gas during the same period. The S&P North American Natural Resources Sector Index had exposure to both oil & gas exploration and production and integrated oil & gas, but no exposure to semiconductor equipment, over the six-month period.

The Portfolio’s three strongest contributors were all energy-related companies; two directly related and one indirectly related. The strongest contributor was semiconductor equipment company SunEdison, a solar and wind alternative energy company that benefited from the strength of its position in the market. The other two companies were Diamondback Energy and Concho Resources, both oil & gas exploration and production companies, and both of which benefited from the high quality of their assets.

The three weakest-contributing sub-sectors to the Portfolio’s performance relative to the benchmark were coal & consumable fuels, gold, and diversified metals & mining.

The Portfolio’s three weakest-contributing companies were coal & consumable fuels company Consol Energy, a victim of the weak natural gas and coal market; diversified metals & mining company Glencore, which was hit not only by disappointing China growth during the period and its exposure to both coal and zinc, but also by continuing woes in the copper market; and, the international oil & gas exploration and production company Afren.

Significant purchases by the Portfolio were made in three different sub-sectors. In the oil & gas exploration and production sub-sector a new position was established in Bonanza Creek Energy during the six-month period. In the diversified metals & mining and the gold sub-sectors, positions were increased in First Quantum Minerals and Goldcorp, respectively.

The Portfolio’s largest sales during the six-month period were the oil & gas exploration and production company Marathon Oil, the oil & gas equipment and services company National Oil Varco, and railroad company CSX (all eliminated in the Portfolio by period end).

The Portfolio increased its weightings in the oil & gas exploration and production, the oil & gas transportation and storage and the semiconductor equipment sub-sectors. The Portfolio decreased its weightings in the coal & consumable fuels and the oil & gas equipment and services sub-sectors.

As of June 30, 2015, the Portfolio had no allocation to the integrated oil & gas sub-sector, making that sub-sector a substantially

MSF-1

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Managed By Van Eck Associates Corporation

Portfolio Manager Commentary*—(Continued)

underweight position in relation to the S&P North American Natural Resources Sector Index. As of the same date, the Portfolio’s next most substantially underweight position was in the oil & gas storage and transportation sub-sector, followed by a slightly less underweight position in the oil & gas equipment and services sub-sector.

As of June 30, 2015, the Portfolio’s most substantially overweight position relative to the S&P North American Natural Resources Sector Index was in the diversified metals & mining sub-sector. As of the same date, the Portfolio’s next most substantially overweight positions were in the oil & gas exploration and production sub-sector and in the gold sub-sector.

Charles Cameron

Shawn Reynolds

Portfolio Managers

Van Eck Associates Corporation

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	Since Inception[2]
Van Eck Global Natural Resources Portfolio
Class A	-1.31	-29.38	2.33	6.20
Class B	-1.41	-29.53	2.08	5.41
S&P North American Natural Resources Sector Index	-4.14	-25.71	5.44	6.90

1 The S&P North American Natural Resources Sector Index was developed as an equity benchmark for U.S. traded natural resource related stocks.

2 Inception dates of the Class A and Class B shares are 10/31/08 and 4/28/09, respectively. Index since inception return is based on the Class A inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
Glencore plc	4.7
First Quantum Minerals, Ltd.	4.4
Schlumberger, Ltd.	4.1
Cimarex Energy Co.	4.1
Concho Resources, Inc.	4.1
EOG Resources, Inc.	3.6
Anadarko Petroleum Corp.	3.6
Pioneer Natural Resources Co.	3.5
Halliburton Co.	3.4
SunEdison, Inc.	3.1

Top Sectors

% of Net Assets
Energy	60.8
Materials	28.9
Industrials	3.4
Information Technology	3.3

MSF-3

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Van Eck Global Natural Resources Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.80%	$1,000.00	$986.90	$3.94
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

Class B(a)	Actual	1.05%	$1,000.00	$985.90	$5.17
	Hypothetical*	1.05%	$1,000.00	$1,019.59	$5.26

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Building Products—0.7%
Advanced Drainage Systems, Inc. (a)	253,800	$7,443,954

Chemicals—3.5%
Agrium, Inc. (a)	195,300	20,692,035
CF Industries Holdings, Inc.	260,500	16,744,940

		37,436,975

Energy Equipment & Services—14.3%
Baker Hughes, Inc.	188,800	11,648,960
Cameron International Corp. (b)	110,600	5,792,122
Dril-Quip, Inc. (b)	143,200	10,775,800
Halliburton Co.	846,000	36,437,220
Helmerich & Payne, Inc. (a)	91,100	6,415,262
Nabors Industries, Ltd.	1,327,600	19,157,268
Schlumberger, Ltd.	510,900	44,034,471
Seadrill, Ltd. (a)	286,424	2,961,624
Superior Energy Services, Inc.	764,600	16,087,184

		153,309,911

Machinery—1.8%
Cummins, Inc.	146,400	19,206,216

Metals & Mining—23.5%
Agnico Eagle Mines, Ltd.	80,233	2,277,872
Agnico Eagle Mines, Ltd. (U.S. Listed Shares) (a)	223,500	6,340,695
Barrick Gold Corp.	797,200	8,498,152
Commercial Metals Co.	797,200	12,818,976
Eldorado Gold Corp.	2,261,500	9,362,610
First Quantum Minerals, Ltd. (a)	3,577,800	46,777,801
Freeport-McMoRan, Inc.	865,600	16,117,472
Glencore plc (b)	12,661,037	50,825,976
Goldcorp, Inc.	1,711,600	27,727,920
New Gold, Inc. (b)	2,303,800	6,197,222
Osisko Gold Royalties, Ltd.	102,479	1,289,808
Petra Diamonds, Ltd. (144A) (b) (c)	2,299,600	5,380,966
Randgold Resources, Ltd. (ADR)	276,600	18,518,370
Royal Gold, Inc. (a)	211,500	13,026,285
Steel Dynamics, Inc.	580,600	12,027,129
United States Steel Corp. (a)	468,500	9,660,470
Yamana Gold, Inc. (U.S. Listed Shares) (a)	1,791,462	5,374,386

		252,222,110

Oil, Gas & Consumable Fuels—46.5%
Anadarko Petroleum Corp.	491,250	38,346,975
Antero Resources Corp. (a) (b)	296,100	10,168,074
Bonanza Creek Energy, Inc. (a) (b)	486,800	8,884,100
Cimarex Energy Co.	398,900	44,002,659
Concho Resources, Inc. (b)	382,450	43,545,757
CONSOL Energy, Inc. (a)	1,262,500	27,446,750
Diamondback Energy, Inc. (b)	410,000	30,905,800
EOG Resources, Inc.	445,800	39,029,790
Genel Energy plc (a) (b)	413,300	3,289,199
Golar LNG, Ltd. (a)	311,200	14,564,160
Gulfport Energy Corp. (b)	491,600	19,786,900

Oil, Gas & Consumable Fuels—(Continued)
Kinder Morgan, Inc.	530,400	20,362,056
Laredo Petroleum, Inc. (a) (b)	930,700	11,708,206
Marathon Petroleum Corp.	234,400	12,261,464
Newfield Exploration Co. (b)	351,400	12,692,568
Ophir Energy plc (b)	2,494,503	4,428,045
Parsley Energy, Inc. - Class A (a) (b)	709,400	12,357,748
Phillips 66	146,400	11,793,984
Pioneer Natural Resources Co.	273,400	37,917,846
Scorpio Tankers, Inc. (a)	504,400	5,089,396
SemGroup Corp. - Class A	305,900	24,312,932
SM Energy Co. (a)	540,100	24,909,412
Valero Energy Corp.	439,300	27,500,180
Westmoreland Coal Co. (a) (b)	84,600	1,757,988
Whiting Petroleum Corp. (b)	383,900	12,899,040

		499,961,029

Paper & Forest Products—1.9%
Louisiana-Pacific Corp. (a) (b)	1,207,200	20,558,616

Road & Rail—0.9%
Union Pacific Corp.	107,300	10,233,201

Semiconductors & Semiconductor Equipment—3.3%
SolarEdge Technologies, Inc. (a) (b)	61,800	2,246,430
SunEdison, Inc. (a) (b)	1,109,600	33,188,136

		35,434,566

Total Common Stocks (Cost $1,122,577,827)		1,035,806,578

Short-Term Investments—19.4%

Mutual Funds—19.4%
AIM STIT-STIC Prime Portfolio	21,045,855	21,045,855
State Street Navigator Securities Lending MET Portfolio (d)	187,260,249	187,260,249

Total Short-Term Investments (Cost $208,306,104)		208,306,104

Total Investments—115.8% (Cost $1,330,883,931) (e)		1,244,112,682
Other assets and liabilities (net)—(15.8)%		(169,313,687)

Net Assets—100.0%		$1,074,798,995

(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $179,550,424 and the collateral received consisted of cash in the amount of $187,260,249 and non-cash collateral with a value of $565,087. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $5,380,966, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(e)	As of June 30, 2015, the aggregate cost of investments was $1,330,883,931. The aggregate unrealized appreciation and depreciation of investments were $98,431,913 and $(185,203,162), respectively, resulting in net unrealized depreciation of $(86,771,249).
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $5,380,966, which is 0.5% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Petra Diamonds, Ltd.	05/19/15—06/24/15	2,299,600	$5,787,415	$5,380,966

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Building Products	$7,443,954	$—	$—	$7,443,954
Chemicals	37,436,975	—	—	37,436,975
Energy Equipment & Services	153,309,911	—	—	153,309,911
Machinery	19,206,216	—	—	19,206,216
Metals & Mining	196,015,168	56,206,942	—	252,222,110
Oil, Gas & Consumable Fuels	492,243,785	7,717,244	—	499,961,029
Paper & Forest Products	20,558,616	—	—	20,558,616
Road & Rail	10,233,201	—	—	10,233,201
Semiconductors & Semiconductor Equipment	35,434,566	—	—	35,434,566
Total Common Stocks	971,882,392	63,924,186	—	1,035,806,578
Total Short-Term Investments*	208,306,104	—	—	208,306,104
Total Investments	$1,180,188,496	$63,924,186	$—	$1,244,112,682

Collateral for securities loaned (Liability)	$—	$(187,260,249)	$—	$(187,260,249)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,244,112,682
Cash denominated in foreign currencies (c)	103,338
Receivable for:
Investments sold	18,118,319
Fund shares sold	133,898
Dividends and interest	614,930

Total Assets	1,263,083,167
Liabilities
Collateral for securities loaned	187,260,249
Payables for:
Fund shares redeemed	78,209
Accrued expenses:
Management fees	707,501
Distribution and service fees	29,304
Deferred trustees’ fees	69,519
Other expenses	139,390

Total Liabilities	188,284,172

Net Assets	$1,074,798,995

Net assets consist of:
Paid in surplus	$1,218,474,345
Undistributed net investment income	3,406,818
Accumulated net realized loss	(60,307,502)
Unrealized depreciation on investments and foreign currency transactions	(86,774,666)

Net Assets	$1,074,798,995

Net Assets
Class A	$939,204,718
Class B	135,594,277
Capital Shares Outstanding*
Class A	84,427,779
Class B	12,246,462
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.12
Class B	11.07

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,330,883,931.
(b)	Includes securities loaned at value of $179,550,424.
(c)	Identified cost of cash denominated in foreign currencies was $105,627.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$8,411,303
Interest	25,137
Securities lending income	217,448

Total investment income	8,653,888
Expenses
Management fees	4,352,353
Administration fees	13,270
Custodian and accounting fees	58,240
Distribution and service fees—Class B	180,990
Audit and tax services	26,258
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	23,660
Insurance	3,793
Miscellaneous	10,184

Total expenses	4,702,505
Less management fee waiver	(60,995)
Less broker commission recapture	(19,032)

Net expenses	4,622,478

Net Investment Income	4,031,410

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(41,929,924)
Foreign currency transactions	64,228

Net realized loss	(41,865,696)

Net change in unrealized appreciation (depreciation) on:
Investments	36,626,455
Foreign currency transactions	(3,393)

Net change in unrealized appreciation	36,623,062

Net realized and unrealized loss	(5,242,634)

Net Decrease in Net Assets From Operations	$(1,211,224)

(a)	Net of foreign withholding taxes of $166,605.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$4,031,410	$6,167,907
Net realized loss	(41,865,696)	(17,633,046)
Net change in unrealized appreciation (depreciation)	36,623,062	(192,632,899)

Decrease in net assets from operations	(1,211,224)	(204,098,038)

From Distributions to Shareholders
Net investment income
Class A	(4,538,788)	(5,357,330)
Class B	(282,297)	(406,516)
Net realized capital gains
Class A	0	(16,643,439)
Class B	0	(2,559,953)

Total distributions	(4,821,085)	(24,967,238)

Increase in net assets from capital share transactions	104,565,330	27,679,329

Total increase (decrease) in net assets	98,533,021	(201,385,947)

Net Assets
Beginning of period	976,265,974	1,177,651,921

End of period	$1,074,798,995	$976,265,974

Undistributed net investment income
End of period	$3,406,818	$4,196,493

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	14,497,181	$156,643,789	7,104,572	$91,685,348
Reinvestments	388,928	4,538,788	1,531,021	22,000,769
Redemptions	(4,761,980)	(58,438,370)	(6,039,682)	(91,891,949)

Net increase	10,124,129	$102,744,207	2,595,911	$21,794,168

Class B
Sales	1,396,137	$15,626,725	2,502,897	$31,178,841
Reinvestments	24,294	282,297	207,446	2,966,469
Redemptions	(1,201,259)	(14,087,899)	(1,931,512)	(28,260,149)

Net increase	219,172	$1,821,123	778,831	$5,885,161

Increase derived from capital shares transactions		$104,565,330		$27,679,329

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.32		$14.21	$12.91	$13.52	$18.06	$15.05

Income (Loss) from Investment Operations
Net investment income (a)	0.04		0.08	0.08	0.13	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.19)		(2.66)	1.34	0.25	(2.56)	4.19

Total from investment operations	(0.15)		(2.58)	1.42	0.38	(2.52)	4.20

Less Distributions
Distributions from net investment income	(0.05)		(0.08)	(0.12)	0.00	(0.24)	(0.08)
Distributions from net realized capital gains	0.00		(0.23)	0.00	(0.99)	(1.78)	(1.11)

Total distributions	(0.05)		(0.31)	(0.12)	(0.99)	(2.02)	(1.19)

Net Asset Value, End of Period	$11.12		$11.32	$14.21	$12.91	$13.52	$18.06

Total Return (%) (b)	(1.31	)(c)	(18.63)	11.06	2.80	(16.45)	29.39

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(d)	0.81	0.81	0.82	0.82	0.84
Net ratio of expenses to average net assets (%) (e)	0.80	(d)	0.80	0.80	0.82	0.82	0.84
Ratio of net investment income to average net assets (%)	0.75	(d)	0.56	0.64	0.98	0.25	0.10
Portfolio turnover rate (%)	12	(c)	39	36	23	42	72
Net assets, end of period (in millions)	$939.2		$841.0	$1,018.8	$828.1	$695.7	$575.6

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.25		$14.12	$12.83	$13.47	$18.01	$15.03

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03		0.04	0.05	0.09	0.00 (f)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.19)		(2.64)	1.33	0.26	(2.55)	4.15

Total from investment operations	(0.16)		(2.60)	1.38	0.35	(2.55)	4.14

Less Distributions
Distributions from net investment income	(0.02)		(0.04)	(0.09)	0.00	(0.21)	(0.05)
Distributions from net realized capital gains	0.00		(0.23)	0.00	(0.99)	(1.78)	(1.11)

Total distributions	(0.02)		(0.27)	(0.09)	(0.99)	(1.99)	(1.16)

Net Asset Value, End of Period	$11.07		$11.25	$14.12	$12.83	$13.47	$18.01

Total Return (%) (b)	(1.41	)(c)	(18.82)	10.76	2.58	(16.67)	29.02

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	(d)	1.06	1.06	1.07	1.07	1.09
Net ratio of expenses to average net assets (%) (e)	1.05	(d)	1.05	1.05	1.07	1.07	1.09
Ratio of net investment income (loss) to average net assets (%)	0.50	(d)	0.31	0.38	0.72	0.01	(0.09)
Portfolio turnover rate (%)	12	(c)	39	36	23	42	72
Net assets, end of period (in millions)	$135.6		$135.3	$158.8	$165.1	$153.0	$108.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Van Eck Global Natural Resources Portfolio (the “Portfolio”), which is non-diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers two classes of shares: Class A and B shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-10

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, return of capital adjustments, passive foreign investment companies (PFICs), broker commission recapture, and re-designation of distributions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

MSF-11

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

MSF-12

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Natural Resource and Foreign Investment Risk: The Portfolio may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. Since the Portfolio may concentrate its investments, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature. In addition, the investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$277,525,724	$0	$130,347,141

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$4,352,353	0.800%	Of the first $250 million
	0.775%	Of the next $750 million
	0.750%	On amounts in excess of $1 billion

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Van Eck Associates Corporation is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.025%	On amounts over $500 million and under $1 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

MSF-13

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A and B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B Shares. Under the Distribution and Service Plan, the Class B Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$6,134,646	$9,218,470	$18,832,592	$—	$24,967,238	$9,218,470

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Other Accumulated Capital Losses	Total
$4,401,254	$—	$(126,255,713)	$(15,724,515)	$(137,578,974)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the post-enactment accumulated short-term capital losses were $10,107,464 and the post-enactment accumulated long-term capital losses were $5,617,051.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-14

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Western Asset Management Strategic Bond Opportunities Portfolio returned 0.56%, 0.36%, and 0.46%, respectively. The Portfolio’s benchmark, the Barclays U.S. Aggregate Bond Index1, returned -0.10%.

MARKET ENVIRONMENT / CONDITIONS

Despite a very sluggish start to 2015, the U.S. economy generally improved over the first half of 2015, as the post-crisis trend of modest economic growth continued. While setting the stage for an eventual lift-off from near zero rates, the Federal Reserve (the “Fed”) remained highly accommodative throughout the period. Equity market gains were modest, with the S&P 500 Index up a modest 1.2% over the period. International events, such as the reignited crisis in Greece, threatened to roil markets but largely had only modest effects.

While setting the stage for a future rate hike, the Fed repeated its mantra of “data dependency” and reiterated that once rate increases begin, they would likely occur at a very gradual pace. Early in the year, markets thought a June rate increase was on the table. However, a disappointing first quarter and a spell of rather weak economic data rendered this potential liftoff date unrealistic. While the Fed may want to move away from an extended period of emergency policy and begin normalization, it also does not want to make a mistake and risk upsetting an economic recovery that has consistently struggled to firmly take hold and accelerate. The Fed is also aware that most measures of inflation have remained below target and that wage growth has yet to accelerate. The U.S. dollar continued to strengthen over the period with the U.S. Trade-Weighted Dollar Index up over 6%. As the Fed contemplated a rate hike, other major central banks were generally becoming more accommodative.

The economy grew at a real annualized rate of 2.2% in the fourth quarter of 2014, resulting in 2.4% annual growth for the year. In a familiar pattern, expectations for the economy heading into 2015 were fairly high, only to be dashed in the first months of the year. First quarter growth registered a small contraction, largely driven by harsh winter weather which slowed economic activity. The story in 2014 was quite similar, with brutal winter weather acting as a drag on growth. However, growth for the second quarter of 2015 is tracking higher and the Fed’s most recent survey indicated the central bank expects growth in the range of 1.8% to 2.0% in 2015 (which is lower than their previous forecast). The housing market has shown steady improvement and there has been momentum recently in retail sales and consumer spending. Manufacturing related data, however, has been weak.

The labor market continued to improve over the period, as the unemployment rate dropped from 5.6% at the end of 2014 to 5.3% by the end of June. Nonfarm payroll gains averaged 208,000 per month over the first six months, down from 2014’s average of 259,700 but still registering steady improvement. However, economists have for a long time been looking for a meaningful pickup in the wages workers earn but this still remains elusive. The average monthly increase in wages was just 0.2% over the period. Long-term unemployment still remains a concern.

After the price of West Texas Intermediate (WTI) crude oil plunged by about 46% last year to end 2014 at $53 per barrel, oil prices fell a bit further in the first quarter but recovered in the second quarter, stabilizing near $60 per barrel. This stabilization benefited energy producers, a major component of high-yield bond indices, which suffered during the price plunge. Many producers had responded to the drop in oil prices by reducing capital expenditures, raising equity capital and retiring older and less efficient rigs. Going forward, the survivors are generally better situated to operate profitably despite lower prices.

The renewed crisis in Greece made headlines almost daily over the second quarter of 2015, as Greece attempted to negotiate a new bailout package with its creditors on more favorable terms. The risk of Greece leaving the Eurozone became quite real, and despite a potential new bailout package (negotiated in early July), Greece is far from out of the woods. However, economists generally feel that the effects of a Greece exit would now be much more contained compared to several years ago when a larger contagion was much more likely.

U.S. Treasury rates generally ended the first half of 2015 higher, especially at the longer end of the yield curve. Rates actually ended the first quarter lower, only to increase in the second quarter of the year. While 5-year and shorter maturities saw small yield decreases, the 10-year yield increased by 18 basis points (“bps”) while the 30-year yield increased by 36 bps. Part of this increase was driven by global moves, notably an increase European yields despite the European Central Bank’s quantitative easing programs. European yields, such as the German bund yield, had in many cases become unsustainably low and were primed to move higher. Better than expected economic data, pointing towards a possible resurgence in growth on the Continent, may have been the trigger to move higher. As European yields increased, U.S. Treasury yields rose in kind for much of the second quarter. This occurred even as market expectations for the timing of Fed rate liftoff were generally being pushed out.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Western Asset Management Strategic Bond Opportunities Portfolio outperformed its benchmark for the six month reporting period ending June 30. The main contributor to performance was the Portfolio’s non-Agency mortgage allocation. Non-Agency mortgages benefited from continued price appreciation based on ongoing investor demand, positive carry and continued principal paydowns.

The Portfolio’s high yield allocation also significantly contributed to performance as the sector saw meaningful positive excess returns as energy prices stabilized in the first quarter of the year. The Portfolio’s underweight to Agency mortgage-backed securities (“MBS”) helped

MSF-1

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*—(Continued)

performance as the sector underperformed Treasuries of similar interest rate risk. Additionally, our active relative value trading within the coupon stack further contributed to the sectors performance. The Portfolio’s non-dollar exposure was additive over the quarter, particularly due to the Portfolio’s short euro and yen positions.

The largest detractor from performance was the Portfolio’s yield curve positioning. We increased the Portfolio’s overweight to the longer end of the yield curve during the period, which hurt performance as the yield curve meaningfully steepened from January to June. We also maintained our tactical overweight to duration, which hurt performance as rates generally rose across the yield curve. Finally, the Portfolio’s emerging market allocation hurt performance over the prior six months as emerging market currencies fell due to concerns over global growth and lower oil prices in the first quarter.

Interest rate options, futures, and swaps were used for managing duration and curve positioning and detracted from performance during the first half of the year. FX forwards, swaps, and options used to manage currency exposures contributed to performance. In aggregate, the Portfolio’s total derivative exposure detracted from performance during the period.

Economic data, while somewhat stagnant in recent months, continue to support our expectation for modest growth domestically. At period end, the Fed remained highly accommodative, and will remain accommodative following the initial increase in interest rates that is on the horizon. We maintained that the most likely time frame for an interest rate increase is September, although the likelihood of September liftoff has decreased recently due to softer economic data. Nonetheless, we continued to believe that accommodative central bank policy domestically, and particularly abroad, will support the global recovery and risk assets generally.

Over the last six months, we increased exposure to U.S. Treasuries, Investment Grade and High Yield credit, and non-dollar securities. This increase was mostly funded by a decrease in the Portfolio’s allocation to cash over the period. We generally increased the Portfolio’s duration positioning over the first half of the year as rates trended higher. We also increased the Portfolio’s overweight to longer key rate durations as the curve steepened significantly over the period.

At period end, we continued to maintain exposure to the global Investment Grade credit (19%) and High Yield credit (26%) sectors, where we believed the fundamental outlook and management of companies remain positive, particularly in the Financials sector. The Portfolio also remained positioned to benefit from risk premiums in emerging market bonds (9%), diversified across sovereign debt in local currencies, sovereign debt in U.S. dollars and select emerging market corporate issuers. The Portfolio remained overweight Commercial MBS (10%) and non-Agency mortgages (19%), despite a slight reduction in exposure during the first half of the year.

S. Kenneth Leech

Chris Orndorf

Michael Buchanan

Carl L. Eichstaedt

Mark S. Lindbloom

Chia-Liang Lian

Portfolio Managers

Western Asset Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

A $10,000 INVESTMENT COMPARED TO THE BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Western Asset Management Strategic Bond Opportunities Portfolio
Class A	0.56	0.04	5.93	5.87
Class B	0.36	-0.24	5.67	5.60
Class E	0.46	-0.06	5.79	5.71
Barclays U.S. Aggregate Bond Index	-0.10	1.86	3.35	4.44

1 Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Sectors

% of Net Assets
Corporate Bonds & Notes	45.4
Mortgage-Backed Securities	26.5
U.S. Treasury & Government Agencies	11.7
Foreign Government	9.0
Asset-Backed Securities	5.3
Floating Rate Loans	0.5
Preferred Stocks	0.5
Municipals	0.1
Convertible Bonds	0.1

MSF-3

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Western Asset Management Strategic Bond Opportunities Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.59%	$1,000.00	$1,005.60	$2.93
	Hypothetical*	0.59%	$1,000.00	$1,021.87	$2.96

Class B(a)	Actual	0.84%	$1,000.00	$1,003.60	$4.17
	Hypothetical*	0.84%	$1,000.00	$1,020.63	$4.21

Class E(a)	Actual	0.74%	$1,000.00	$1,004.60	$3.68
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—45.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.250%, 02/15/22	430,000	$435,375
WPP Finance 2010
5.125%, 09/07/42	240,000	239,340

		674,715

Aerospace/Defense—0.1%
Boeing Co. (The)
4.875%, 02/15/20	540,000	609,277
6.000%, 03/15/19	50,000	57,127
Raytheon Co.
3.125%, 10/15/20	30,000	31,084
Triumph Group, Inc.
5.250%, 06/01/22 (a)	350,000	345,625
United Technologies Corp.
4.500%, 06/01/42	360,000	365,722

		1,408,835

Agriculture—1.3%
Altria Group, Inc.
2.850%, 08/09/22	510,000	490,218
4.750%, 05/05/21	890,000	964,452
5.375%, 01/31/44	2,630,000	2,781,762
10.200%, 02/06/39	1,328,000	2,186,857
Lorillard Tobacco Co.
3.750%, 05/20/23	3,000,000	2,915,784
8.125%, 06/23/19	390,000	462,024
Philip Morris International, Inc.
2.500%, 08/22/22	2,910,000	2,802,406
Reynolds American, Inc.
3.250%, 06/12/20	680,000	688,773
3.250%, 11/01/22	270,000	260,052
4.850%, 09/15/23	2,960,000	3,127,438
5.850%, 08/15/45	1,640,000	1,720,188

		18,399,954

Airlines—0.5%
American Airlines Pass-Through Trust
5.625%, 01/15/21 (144A)	3,047,012	3,168,892
Delta Air Lines Pass-Through Trust
6.821%, 02/10/24	508,304	583,279
8.021%, 02/10/24	2,135,433	2,450,409
Northwest Airlines Pass-Through Trust
7.575%, 09/01/20	17,237	19,133
UAL Pass-Through Trust
9.750%, 07/15/18	56,985	61,972
United Airlines Pass-Through Trust
4.625%, 03/03/24	840,000	856,800

		7,140,485

Auto Manufacturers—0.8%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250%, 06/15/21	610,000	664,900

Auto Manufacturers—(Continued)
Ford Motor Co.
4.750%, 01/15/43	2,610,000	2,530,661
Ford Motor Credit Co. LLC 3.664%, 09/08/24 (a)	720,000	710,446
General Motors Co. 6.250%, 10/02/43	3,000,000	3,346,665
General Motors Financial Co., Inc. 2.750%, 05/15/16	30,000	30,359
4.375%, 09/25/21	3,340,000	3,466,586

		10,749,617

Auto Parts & Equipment—0.1%
Schaeffler Holding Finance B.V. 6.750%, 11/15/22 (144A) (a) (b)	870,000	938,513

Banks—7.0%
Bank of America Corp. 3.300%, 01/11/23	270,000	265,906
4.000%, 04/01/24	1,260,000	1,282,145
4.000%, 01/22/25	3,310,000	3,224,913
4.100%, 07/24/23	1,730,000	1,780,019
4.125%, 01/22/24	880,000	901,885
4.200%, 08/26/24	1,480,000	1,476,436
4.875%, 04/01/44	2,290,000	2,326,010
5.000%, 01/21/44	2,700,000	2,803,364
5.625%, 07/01/20	190,000	214,141
6.250%, 09/29/49 (c)	2,090,000	2,080,867
Barclays Bank plc 10.179%, 06/12/21 (144A)	100,000	132,490
BPCE S.A. 5.150%, 07/21/24 (144A)	420,000	426,704
CIT Group, Inc. 5.000%, 08/01/23 (a)	2,030,000	1,999,550
Citigroup, Inc. 4.050%, 07/30/22	3,470,000	3,553,207
4.400%, 06/10/25	1,820,000	1,813,217
5.300%, 05/06/44 (a)	4,460,000	4,540,409
5.350%, 04/29/49 (a) (c)	560,000	527,240
5.500%, 09/13/25	990,000	1,069,989
5.900%, 12/29/49 (a) (c)	320,000	315,200
5.950%, 07/29/49 (a) (c)	590,000	581,150
5.950%, 12/29/49 (c)	2,790,000	2,692,908
6.300%, 12/29/49 (c)	850,000	829,813
Compass Bank 3.875%, 04/10/25	840,000	790,821
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625%, 12/01/23 (a)	1,400,000	1,444,391
5.750%, 12/01/43	1,480,000	1,624,981
11.000%, 12/29/49 (144A) (c)	415,000	526,013
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	1,000,000	957,920
8.375%, 10/29/49 (144A) (c)	890,000	1,032,400
Goldman Sachs Capital II 4.000%, 12/29/49 (c)	3,490,000	2,656,763

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 4.000%, 03/03/24	3,780,000	$3,845,953
5.150%, 05/22/45	370,000	356,949
5.250%, 07/27/21	1,680,000	1,865,670
6.250%, 02/01/41	210,000	248,545
6.750%, 10/01/37	2,400,000	2,815,075
7.500%, 02/15/19	20,000	23,492
HSBC Holdings plc 4.250%, 03/14/24	850,000	858,487
5.250%, 03/14/44	4,400,000	4,563,988
6.375%, 12/29/49 (a) (c)	1,290,000	1,293,225
ING Bank NV 5.800%, 09/25/23 (144A)	1,290,000	1,408,556
Intesa Sanpaolo S.p.A. 5.017%, 06/26/24 (144A)	4,820,000	4,682,842
JPMorgan Chase & Co. 3.375%, 05/01/23 (a)	720,000	699,134
3.625%, 05/13/24	810,000	804,124
3.875%, 09/10/24	4,630,000	4,555,485
4.350%, 08/15/21	160,000	171,263
4.500%, 01/24/22	160,000	171,468
4.950%, 06/01/45	1,610,000	1,565,026
M&T Bank Corp. 6.875%, 12/29/49	2,540,000	2,590,800
Nordea Bank AB 4.875%, 05/13/21 (144A)	950,000	1,028,425
Novo Banco S.A. 5.875%, 11/09/15 (EUR)	1,300,000	1,449,304
Royal Bank of Scotland Group plc 5.125%, 05/28/24	820,000	819,002
6.000%, 12/19/23	460,000	487,109
6.100%, 06/10/23	780,000	829,325
6.125%, 12/15/22	790,000	850,658
7.648%, 08/29/49 (c)	120,000	149,400
Royal Bank of Scotland NV 4.650%, 06/04/18	530,000	555,514
Royal Bank of Scotland plc 13.125%, 03/19/22 (AUD) (c)	1,580,000	1,394,420
Standard Chartered plc 5.700%, 03/26/44 (144A)	4,950,000	5,131,526
State Street Corp. 4.956%, 03/15/18	140,000	150,497
Wachovia Capital Trust III 5.570%, 03/29/49 (a) (c)	1,321,000	1,306,139
Wells Fargo & Co. 3.450%, 02/13/23	680,000	676,318
4.480%, 01/16/24	2,596,000	2,732,916
4.600%, 04/01/21	110,000	120,503
4.650%, 11/04/44	380,000	364,226
5.375%, 11/02/43	660,000	704,695
5.606%, 01/15/44	2,770,000	3,042,263
Wells Fargo Capital X 5.950%, 12/01/86	500,000	508,250

		98,691,424

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc. 3.700%, 02/01/24 (a)	1,900,000	1,944,665
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	280,000	269,269
5.000%, 04/15/20 (a)	260,000	290,608
Constellation Brands, Inc. 4.750%, 11/15/24	2,030,000	2,035,075
6.000%, 05/01/22	840,000	915,785
Diageo Capital plc 2.625%, 04/29/23 (a)	2,000,000	1,906,106
Diageo Investment Corp. 2.875%, 05/11/22	670,000	655,015
Molson Coors Brewing Co. 3.500%, 05/01/22 (a)	60,000	60,537
PepsiCo, Inc. 4.000%, 03/05/42	670,000	628,804
Pernod-Ricard S.A. 4.450%, 01/15/22 (144A)	940,000	988,240
5.500%, 01/15/42 (144A)	1,130,000	1,201,553

		10,895,657

Biotechnology—0.6%
Amgen, Inc. 3.625%, 05/22/24	120,000	119,038
5.375%, 05/15/43	70,000	74,282
Celgene Corp. 3.625%, 05/15/24	250,000	249,683
Concordia Healthcare Corp. 7.000%, 04/15/23 (144A)	3,450,000	3,450,000
Gilead Sciences, Inc. 3.500%, 02/01/25	1,000,000	1,001,457
3.700%, 04/01/24	3,060,000	3,126,818

		8,021,278

Building Materials—0.7%
Cemex Finance LLC 9.375%, 10/12/22 (144A)	7,270,000	8,096,963
Hardwoods Acquisition, Inc. 7.500%, 08/01/21 (144A) (a)	700,000	675,500
NWH Escrow Corp. 7.500%, 08/01/21 (144A)	550,000	517,000

		9,289,463

Chemicals—0.4%
Alpek S.A.B. de C.V. 4.500%, 11/20/22 (144A) (a)	890,000	887,508
Axiall Corp. 4.875%, 05/15/23 (a)	2,620,000	2,528,300
Braskem Finance, Ltd. 5.375%, 05/02/22 (144A) (a)	1,980,000	1,823,580
Ecolab, Inc. 4.350%, 12/08/21	70,000	75,519
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	44,063

		5,358,970

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Coal—0.4%
Arch Coal, Inc. 7.000%, 06/15/19	210,000	$30,450
9.875%, 06/15/19	1,110,000	188,700
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 6.375%, 03/15/24 (a)	480,000	340,800
Murray Energy Corp. 11.250%, 04/15/21 (144A) (a)	4,550,000	3,822,000
Natural Resource Partners L.P. / NRP Finance Corp. 9.125%, 10/01/18 (a)	720,000	637,200

		5,019,150

Commercial Services—1.1%
Ancestry.com Holdings LLC 9.625%, 10/15/18 (144A) (b)	2,790,000	2,845,800
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A)	2,420,000	2,426,050
ExamWorks Group, Inc. 5.625%, 04/15/23	3,480,000	3,568,253
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	990,000	999,900
Service Corp. International 7.500%, 04/01/27 (a)	350,000	402,500
7.625%, 10/01/18	125,000	142,500
UBM plc 5.750%, 11/03/20 (144A)	50,000	53,955
United Rentals North America, Inc. 4.625%, 07/15/23	2,830,000	2,775,098
WEX, Inc. 4.750%, 02/01/23 (144A)	2,000,000	1,930,000

		15,144,056

Computers—0.2%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A)	2,950,000	2,242,000

Containers & Packaging—0.2%
Ball Corp. 5.250%, 07/01/25	3,240,000	3,203,550

Distribution/Wholesale—0.1%
Rexel S.A. 5.250%, 06/15/20 (144A) (a)	1,400,000	1,456,000

Diversified Financial Services—2.2%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.750%, 05/15/19 (144A)	1,080,000	1,067,850
American Express Co. 6.800%, 09/01/66 (c)	1,650,000	1,697,685
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A)	3,050,000	2,562,000
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	2,340,000	1,895,400

Diversified Financial Services—(Continued)
General Electric Capital Corp. 4.375%, 09/16/20	70,000	76,224
4.625%, 01/07/21	40,000	44,040
5.300%, 02/11/21	850,000	955,767
6.375%, 11/15/67 (c)	1,460,000	1,569,500
6.875%, 01/10/39	5,391,000	7,238,356
ILFC E-Capital Trust II 6.250%, 12/21/65 (144A) (c)	330,000	323,400
International Lease Finance Corp. 6.250%, 05/15/19	1,150,000	1,243,437
6.750%, 09/01/16 (144A)	250,000	262,969
8.250%, 12/15/20	3,150,000	3,740,625
8.750%, 03/15/17	1,550,000	1,695,870
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	131,584
Navient Corp. 5.875%, 10/25/24	3,150,000	2,961,000
8.000%, 03/25/20	150,000	167,250
Quicken Loans, Inc. 5.750%, 05/01/25 (144A) (a)	2,950,000	2,824,625
TMX Finance LLC / TitleMax Finance Corp. 8.500%, 09/15/18 (144A) (a)	560,000	459,200

		30,916,782

Electric—1.5%
AES Corp. 5.500%, 03/15/24 (a)	650,000	625,625
8.000%, 06/01/20	1,000,000	1,155,000
Calpine Corp. 5.875%, 01/15/24 (144A)	874,000	924,255
Centrais Eletricas Brasileiras S.A. 5.750%, 10/27/21 (144A) (a)	2,160,000	1,998,000
Duke Energy Carolinas LLC 5.300%, 02/15/40	980,000	1,115,982
Exelon Corp. 5.625%, 06/15/35	375,000	402,214
FirstEnergy Corp. 4.250%, 03/15/23	1,910,000	1,921,922
7.375%, 11/15/31	4,200,000	5,117,293
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	5,536,964
Pacific Gas & Electric Co. 6.050%, 03/01/34	1,430,000	1,719,162

		20,516,417

Electronics—0.2%
Sanmina Corp. 4.375%, 06/01/19 (144A)	2,320,000	2,314,200
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	200,000	203,584

		2,517,784

Energy-Alternate Sources—0.1%
TerraForm Power Operating LLC 5.875%, 02/01/23 (144A)	1,600,000	1,624,000

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.3%
AECOM 5.875%, 10/15/24 (144A)	1,240,000	$1,257,050
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/24 (144A) (a)	1,540,000	1,151,150
8.900%, 02/04/21 (a)	1,250,000	1,075,000
Michael Baker International LLC / CDL Acquisition Co., Inc. 8.250%, 10/15/18 (144A)	980,000	948,150

		4,431,350

Entertainment—0.0%
Greektown Holdings LLC / Greektown Mothership Corp. 8.875%, 03/15/19 (144A)	540,000	567,000

Environmental Control—0.1%
Waste Management, Inc. 3.500%, 05/15/24	1,230,000	1,231,680
4.600%, 03/01/21	180,000	198,173
7.375%, 05/15/29	190,000	258,154

		1,688,007

Food—1.2%
Dole Food Co., Inc. 7.250%, 05/01/19 (144A)	850,000	858,500
Hearthside Group Holdings LLC / Hearthside Finance Co. 6.500%, 05/01/22 (144A)	980,000	935,900
HJ Heinz Co. 3.950%, 07/15/25 (144A)	1,200,000	1,206,654
4.250%, 10/15/20 (a)	270,000	275,737
4.875%, 02/15/25 (144A)	2,880,000	3,135,600
5.000%, 07/15/35 (144A)	630,000	637,573
Kraft Foods Group, Inc. 3.500%, 06/06/22	690,000	691,692
Kroger Co. (The) 6.900%, 04/15/38	300,000	372,062
Marfrig Holding Europe B.V. 6.875%, 06/24/19 (144A) (a)	2,260,000	2,152,650
8.375%, 05/09/18 (a)	1,400,000	1,410,080
Mondelez International, Inc. 4.000%, 02/01/24 (a)	1,830,000	1,895,375
Simmons Foods, Inc. 7.875%, 10/01/21 (144A) (a)	1,280,000	1,177,600
WM Wrigley Jr. Co. 3.375%, 10/21/20 (144A)	1,480,000	1,525,103

		16,274,526

Forest Products & Paper—0.6%
Appvion, Inc. 9.000%, 06/01/20 (144A) (a)	1,580,000	995,400
Fibria Overseas Finance, Ltd. 5.250%, 05/12/24	4,160,000	4,170,400
Klabin Finance S.A. 5.250%, 07/16/24 (144A)	1,980,000	1,929,510

Forest Products & Paper—(Continued)
Resolute Forest Products, Inc. 5.875%, 05/15/23 (a)	1,250,000	1,137,500
Smurfit Kappa Treasury Funding, Ltd. 7.500%, 11/20/25	275,000	338,250

		8,571,060

Healthcare-Products—1.0%
Becton Dickinson & Co. 3.734%, 12/15/24	540,000	538,183
4.685%, 12/15/44	180,000	174,176
ConvaTec Finance International S.A. 8.250%, 01/15/19 (144A) (b)	1,280,000	1,257,600
DJO Finance LLC / DJO Finance Corp. 10.750%, 04/15/20 (144A)	560,000	574,000
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A) (a)	4,570,000	4,707,100
Medtronic, Inc. 3.125%, 03/15/22	60,000	60,800
3.500%, 03/15/25 (144A)	3,500,000	3,488,055
4.450%, 03/15/20	340,000	370,874
Universal Hospital Services, Inc. 7.625%, 08/15/20	2,810,000	2,599,250

		13,770,038

Healthcare-Services—1.5%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	860,000	853,550
Anthem, Inc. 3.125%, 05/15/22	2,170,000	2,108,889
3.700%, 08/15/21	130,000	133,018
7.000%, 02/15/19	170,000	194,154
DaVita HealthCare Partners, Inc. 5.000%, 05/01/25	3,460,000	3,330,250
5.125%, 07/15/24	730,000	717,681
HCA, Inc. 4.750%, 05/01/23	590,000	597,375
5.375%, 02/01/25	5,280,000	5,366,064
7.500%, 02/15/22	360,000	413,550
Humana, Inc. 3.150%, 12/01/22	190,000	183,265
Lantheus Medical Imaging, Inc. 9.750%, 05/15/17	3,989,000	4,096,703
Tenet Healthcare Corp. 8.125%, 04/01/22	1,840,000	2,012,040
UnitedHealth Group, Inc. 2.875%, 03/15/23	1,700,000	1,636,473
5.800%, 03/15/36	10,000	11,629
6.875%, 02/15/38	10,000	13,154

		21,667,795

Holding Companies-Diversified—0.4%
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	5,670,000	5,882,625

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.4%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	1,180,000	$1,162,300
5.875%, 04/15/23 (144A)	780,000	770,250
William Lyon Homes, Inc. 7.000%, 08/15/22 (a)	650,000	672,750
8.500%, 11/15/20	2,430,000	2,624,400

		5,229,700

Household Products/Wares—0.1%
Century Intermediate Holding Co. 2 9.750%, 02/15/19 (144A) (b)	1,280,000	1,331,200

Insurance—0.2%
American International Group, Inc. 6.250%, 03/15/87	453,000	498,886
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,000,000	1,019,761
6.850%, 12/16/39 (144A)	700,000	876,507

		2,395,154

Internet—0.2%
Netflix, Inc. 5.500%, 02/15/22 (144A)	190,000	196,175
5.875%, 02/15/25 (144A)	2,420,000	2,504,966

		2,701,141

Iron/Steel—0.4%
ArcelorMittal 5.250%, 02/25/17	380,000	394,725
Glencore Funding LLC 2.875%, 04/16/20 (144A)	2,890,000	2,832,697
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	2,120,000	2,135,900

		5,363,322

Lodging—0.5%
Caesars Entertainment Resort Properties LLC 11.000%, 10/01/21 (a)	670,000	561,125
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	3,800,000	3,947,060
MGM Resorts International 6.625%, 12/15/21	2,520,000	2,633,400

		7,141,585

Media—1.9%
21st Century Fox America, Inc. 6.200%, 12/15/34	10,000	11,606
6.650%, 11/15/37	70,000	85,185
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 05/01/25 (144A) (a)	880,000	856,900

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21	1,740,000	$1,820,475
7.000%, 01/15/19	39,000	40,511
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	230,000	316,060
Comcast Corp. 3.375%, 08/15/25 (a)	1,090,000	1,075,620
5.650%, 06/15/35	10,000	11,328
6.500%, 11/15/35	490,000	609,674
6.550%, 07/01/39	390,000	488,980
6.950%, 08/15/37	250,000	325,028
CSC Holdings LLC 5.250%, 06/01/24 (a)	1,000,000	960,000
6.750%, 11/15/21	2,010,000	2,120,550
DISH DBS Corp. 5.875%, 07/15/22 (a)	1,755,000	1,719,900
5.875%, 11/15/24	2,450,000	2,353,531
6.750%, 06/01/21	75,000	78,188
NBCUniversal Media LLC 4.375%, 04/01/21	470,000	509,046
Numericable-SFR 6.000%, 05/15/22 (144A)	570,000	561,806
Time Warner Cable, Inc. 4.125%, 02/15/21 (a)	10,000	10,325
5.500%, 09/01/41	330,000	307,780
5.875%, 11/15/40	10,000	9,681
6.750%, 06/15/39	170,000	181,501
7.300%, 07/01/38	420,000	473,217
8.250%, 04/01/19	850,000	999,681
8.750%, 02/14/19 (a)	80,000	95,012
Time Warner, Inc. 7.625%, 04/15/31	1,300,000	1,690,434
7.700%, 05/01/32	1,410,000	1,852,201
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	3,000,000	3,058,125
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	2,960,000	2,856,992
Viacom, Inc. 4.250%, 09/01/23	240,000	241,900
Ziggo Bond Finance B.V. 5.875%, 01/15/25 (144A)	830,000	813,400

		26,534,637

Mining—1.1%
Barminco Finance Pty, Ltd. 9.000%, 06/01/18 (144A) (a)	1,670,000	1,561,450
Barrick Gold Corp. 3.850%, 04/01/22	280,000	271,386
4.100%, 05/01/23 (a)	1,200,000	1,169,249
6.950%, 04/01/19	380,000	440,104
Barrick North America Finance LLC 4.400%, 05/30/21	400,000	408,603

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21	590,000	$599,290
5.000%, 09/30/43	750,000	778,526
FMG Resources Pty, Ltd. 6.875%, 04/01/22 (144A) (a)	2,320,000	1,626,900
9.750%, 03/01/22 (144A)	3,240,000	3,345,300
Freeport-McMoRan, Inc. 3.550%, 03/01/22 (a)	545,000	504,467
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (e)	1,000,000	40,000
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (e) (f)	3,418	0
Rio Tinto Finance USA plc 2.250%, 12/14/18	240,000	241,348
Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	10,000	10,040
3.500%, 11/02/20 (a)	100,000	104,183
4.125%, 05/20/21 (a)	130,000	137,626
Vedanta Resources plc 6.750%, 06/07/16 (144A) (a)	2,960,000	3,030,300
8.250%, 06/07/21	1,120,000	1,140,378

		15,409,150

Miscellaneous Manufacturing—0.3%
Eaton Corp. 2.750%, 11/02/22	3,510,000	3,413,924
General Electric Co. 4.500%, 03/11/44	380,000	385,924
Techniplas LLC 10.000%, 05/01/20 (144A)	740,000	745,550

		4,545,398

Oil & Gas—5.8%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	100,181
Anadarko Petroleum Corp. 4.500%, 07/15/44 (a)	1,000,000	919,050
6.450%, 09/15/36	220,000	253,854
Antero Resources Corp. 5.125%, 12/01/22	1,200,000	1,134,000
Apache Corp. 3.250%, 04/15/22 (a)	774,000	761,177
4.250%, 01/15/44	380,000	330,005
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	1,310,000	1,349,300
BP Capital Markets plc 3.245%, 05/06/22	390,000	390,993
3.561%, 11/01/21	100,000	103,780
California Resources Corp. 6.000%, 11/15/24 (a)	1,040,000	894,400
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.625%, 01/15/22 (a)	780,000	795,600

Oil & Gas—(Continued)
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	2,100,000	2,210,250
Chesapeake Energy Corp. 5.750%, 03/15/23 (a)	3,300,000	2,986,500
Comstock Resources, Inc. 10.000%, 03/15/20 (144A) (a)	3,260,000	2,940,781
Concho Resources, Inc. 6.500%, 01/15/22	1,400,000	1,459,500
ConocoPhillips Holding Co. 6.950%, 04/15/29	495,000	633,144
Continental Resources, Inc. 7.125%, 04/01/21	1,090,000	1,158,125
Devon Energy Corp. 3.250%, 05/15/22 (a)	280,000	276,742
5.000%, 06/15/45	2,720,000	2,685,222
Devon Financing Corp. LLC 7.875%, 09/30/31	140,000	180,460
Ecopetrol S.A. 5.875%, 09/18/23	441,000	463,050
5.875%, 05/28/45	1,150,000	1,014,875
Ensco plc 5.200%, 03/15/25 (a)	1,000,000	990,065
EXCO Resources, Inc. 7.500%, 09/15/18 (a)	1,930,000	1,225,550
Gulfport Energy Corp. 7.750%, 11/01/20	290,000	303,775
Halcon Resources Corp. 8.875%, 05/15/21 (a)	4,240,000	2,787,800
Hercules Offshore, Inc. 6.750%, 04/01/22 (144A)	530,000	182,850
7.500%, 10/01/21 (144A)	140,000	48,300
Hess Corp. 8.125%, 02/15/19	90,000	106,551
KCA Deutag UK Finance plc 7.250%, 05/15/21 (144A) (a)	1,430,000	1,186,900
Kerr-McGee Corp. 6.950%, 07/01/24	360,000	434,020
7.875%, 09/15/31	405,000	518,738
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 05/15/19	1,380,000	1,114,350
Magnum Hunter Resources Corp. 9.750%, 05/15/20 (a)	1,740,000	1,557,300
MEG Energy Corp. 6.375%, 01/30/23 (144A) (a)	3,600,000	3,330,000
6.500%, 03/15/21 (144A)	290,000	279,125
Murphy Oil USA, Inc. 6.000%, 08/15/23	1,150,000	1,193,125
Oasis Petroleum, Inc. 6.500%, 11/01/21 (a)	3,500,000	3,482,500
Occidental Petroleum Corp. 2.700%, 02/15/23	510,000	493,178
3.125%, 02/15/22	110,000	110,275
Odebrecht Offshore Drilling Finance, Ltd. 6.625%, 10/01/23 (144A)	853,110	592,911
Pacific Drilling V, Ltd. 7.250%, 12/01/17 (144A) (a)	2,000,000	1,720,000

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pacific Rubiales Energy Corp. 5.375%, 01/26/19 (144A) (a)	1,660,000	$1,363,690
Parker Drilling Co. 6.750%, 07/15/22	830,000	715,875
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,660,000	1,684,385
Petrobras Global Finance B.V. 5.375%, 01/27/21	6,920,000	6,655,656
5.750%, 01/20/20	513,000	508,301
Puma International Financing S.A. 6.750%, 02/01/21 (144A)	2,050,000	2,088,355
QEP Resources, Inc. 5.250%, 05/01/23	2,650,000	2,537,375
6.875%, 03/01/21	2,130,000	2,209,875
Quicksilver Resources, Inc. 11.000%, 07/01/21 (d)	1,140,000	156,750
Range Resources Corp. 4.875%, 05/15/25 (144A)	1,630,000	1,583,382
5.000%, 08/15/22	870,000	852,600
Reliance Holdings USA, Inc. 5.400%, 02/14/22	1,860,000	2,005,690
Rice Energy, Inc. 6.250%, 05/01/22 (a)	1,120,000	1,111,600
7.250%, 05/01/23 (144A)	870,000	891,750
Samson Investment Co. 9.750%, 02/15/20	3,750,000	215,625
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	2,610,000	2,335,950
7.750%, 06/15/21 (a)	1,500,000	1,492,500
Shell International Finance B.V. 4.125%, 05/11/35	590,000	577,562
4.375%, 05/11/45	1,900,000	1,875,437
Sinopec Group Overseas Development, Ltd. 2.750%, 05/17/17 (144A)	690,000	701,894
Teine Energy, Ltd. 6.875%, 09/30/22 (144A)	390,000	376,350
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	780,000	748,800
Whiting Canadian Hollding Co. ULC 8.125%, 12/01/19	3,250,000	3,402,344

		80,790,048

Oil & Gas Services—0.9%
Baker Hughes, Inc. 3.200%, 08/15/21	480,000	488,448
CGG S.A. 6.500%, 06/01/21 (a)	2,840,000	2,357,200
6.875%, 01/15/22	220,000	182,600
7.750%, 05/15/17	187,000	181,390
Exterran Holdings, Inc. 7.250%, 12/01/18	1,780,000	1,837,850
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.500%, 11/15/20	163,000	172,372

Oil & Gas Services—(Continued)
FTS International, Inc. 6.250%, 05/01/22 (a)	1,770,000	1,300,950
Globe Luxembourg SCA 9.625%, 05/01/18 (144A)	1,500,000	1,440,000
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (a)	2,080,000	1,554,800
Key Energy Services, Inc. 6.750%, 03/01/21 (a)	2,860,000	1,687,400
SESI LLC 7.125%, 12/15/21	1,050,000	1,113,000

		12,316,010

Packaging & Containers—0.6%
Ardagh Finance Holdings S.A. 8.625%, 06/15/19 (144A) (a) (b)	783,976	811,415
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A)	1,845,000	1,946,475
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A)	340,000	357,000
Coveris Holdings S.A. 7.875%, 11/01/19 (144A)	1,360,000	1,353,200
Pactiv LLC 8.375%, 04/15/27	3,180,000	3,148,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.875%, 02/15/21	480,000	500,400
Rock Tenn Co. 3.500%, 03/01/20	230,000	236,857
4.000%, 03/01/23	210,000	213,482

		8,567,029

Pharmaceuticals—1.6%
AbbVie, Inc. 2.900%, 11/06/22	590,000	571,297
3.600%, 05/14/25	1,470,000	1,452,941
Actavis Funding SCS 3.450%, 03/15/22	570,000	564,601
3.800%, 03/15/25	890,000	874,267
4.550%, 03/15/35	580,000	551,448
4.750%, 03/15/45	1,730,000	1,647,053
Baxalta, Inc. 5.250%, 06/23/45 (144A)	250,000	251,364
BioScrip, Inc. 8.875%, 02/15/21	2,862,000	2,432,700
DPx Holdings B.V. 7.500%, 02/01/22 (144A) (a)	830,000	865,275
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.000%, 07/15/23 (144A)	3,250,000	3,323,125
GlaxoSmithKline Capital plc 2.850%, 05/08/22	590,000	584,832
JLL/Delta Dutch Pledgeco B.V. 8.750%, 05/01/20 (144A) (b)	2,750,000	2,791,250
Merck & Co., Inc. 2.750%, 02/10/25	540,000	517,825

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Omnicare, Inc. 4.750%, 12/01/22	460,000	$487,600
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	23,000	23,441
Valeant Pharmaceuticals International, Inc. 6.125%, 04/15/25 (144A)	4,450,000	4,577,937
Wyeth LLC 5.950%, 04/01/37	290,000	345,943
Zoetis, Inc. 3.250%, 02/01/23	240,000	232,514

		22,095,413

Pipelines—0.7%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	229,937
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.000%, 05/15/23	1,630,000	1,630,815
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	520,000	561,600
Kinder Morgan, Inc. 7.800%, 08/01/31	67,000	76,520
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 4.875%, 12/01/24	3,040,000	2,971,600
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	570,000	579,004
5.875%, 03/01/22	1,130,000	1,202,901
6.500%, 07/15/21	360,000	379,350
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	820,000	836,400
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	10,651
8.000%, 03/01/32	25,000	29,677
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.250%, 11/15/23	410,000	379,250
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.250%, 10/15/22 (144A) (a)	670,000	693,450
Williams Cos., Inc. (The) 7.500%, 01/15/31	45,000	49,249
7.750%, 06/15/31	14,000	15,626
7.875%, 09/01/21	436,000	511,811
8.750%, 03/15/32	255,000	309,238

		10,467,079

Real Estate—0.5%
Howard Hughes Corp. (The) 6.875%, 10/01/21 (144A)	1,350,000	1,431,000
WEA Finance LLC / Westfield UK & Europe Finance plc 4.750%, 09/17/44 (144A)	1,960,000	1,922,403

Real Estate—(Continued)
Yuzhou Properties Co., Ltd. 8.750%, 10/04/18	3,470,000	3,513,375

		6,866,778

Real Estate Investment Trusts—0.4%
Communications Sales & Leasing, Inc. 8.250%, 10/15/23 (144A)	2,580,000	2,534,850
CTR Partnership L.P. / CareTrust Capital Corp. 5.875%, 06/01/21	2,410,000	2,452,175
GEO Group, Inc. (The) 5.875%, 10/15/24	870,000	896,100

		5,883,125

Retail—1.1%
BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A)	1,960,000	2,013,900
CST Brands, Inc. 5.000%, 05/01/23	340,000	338,300
CVS Health Corp. 2.750%, 12/01/22	2,490,000	2,400,425
CVS Pass-Through Trust 6.943%, 01/10/30	707,334	840,431
Dufry Finance SCA 5.500%, 10/15/20 (144A)	2,130,000	2,192,846
Family Tree Escrow LLC 5.250%, 03/01/20 (144A)	690,000	721,913
5.750%, 03/01/23 (144A)	1,570,000	1,640,650
First Cash Financial Services, Inc. 6.750%, 04/01/21 (a)	370,000	389,425
Guitar Center, Inc. 9.625%, 04/15/20 (144A) (a)	1,940,000	1,610,200
L Brands, Inc. 6.950%, 03/01/33	60,000	63,900
Neiman Marcus Group, Ltd. LLC 8.750%, 10/15/21 (144A) (a) (b)	1,250,000	1,342,187
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.500%, 06/01/24	1,570,000	1,569,215
5.750%, 03/01/25	840,000	837,900

		15,961,292

Semiconductors—0.2%
NXP B.V. / NXP Funding LLC 4.625%, 06/15/22 (144A) (a)	3,000,000	2,958,750

Software—0.4%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	3,130,000	3,278,675
6.125%, 09/15/23 (144A)	580,000	622,050
First Data Corp. 8.250%, 01/15/21 (144A)	1,070,000	1,128,850
11.750%, 08/15/21 (a)	650,000	731,250

		5,760,825

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—4.0%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	2,760,000	$2,740,128
AT&T, Inc. 3.400%, 05/15/25	5,830,000	5,560,118
4.350%, 06/15/45	1,250,000	1,067,145
4.450%, 05/15/21	300,000	320,189
CenturyLink, Inc. 5.625%, 04/01/25 (144A)	1,670,000	1,507,175
6.750%, 12/01/23 (a)	1,290,000	1,294,031
HC2 Holdings, Inc. 11.000%, 12/01/19 (144A)	980,000	999,600
Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,500,000	1,650,300
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	2,200,000	2,175,250
7.500%, 04/01/21	1,000,000	988,750
Level 3 Financing, Inc. 6.125%, 01/15/21	1,380,000	1,447,206
Rogers Communications, Inc. 6.800%, 08/15/18	280,000	319,701
Sprint Capital Corp. 6.875%, 11/15/28	5,290,000	4,549,400
8.750%, 03/15/32	2,520,000	2,450,700
Sprint Corp. 7.625%, 02/15/25	2,090,000	1,969,825
7.875%, 09/15/23	2,750,000	2,682,075
T-Mobile USA, Inc. 6.000%, 03/01/23	1,200,000	1,228,500
6.125%, 01/15/22 (a)	880,000	908,600
6.633%, 04/28/21	1,000,000	1,037,500
Telecom Italia Capital S.A. 7.175%, 06/18/19	40,000	44,950
Telefonica Emisiones S.A.U. 5.134%, 04/27/20 (a)	140,000	153,143
5.877%, 07/15/19	140,000	158,169
Verizon Communications, Inc. 2.450%, 11/01/22	390,000	366,126
4.150%, 03/15/24	300,000	307,924
5.150%, 09/15/23	3,470,000	3,799,098
6.400%, 09/15/33	2,166,000	2,482,106
6.550%, 09/15/43	4,779,000	5,590,254
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	3,060,000	3,105,900
West Corp. 5.375%, 07/15/22 (144A)	3,070,000	2,870,450
Windstream Corp. 7.500%, 04/01/23 (a)	2,000,000	1,745,000

		55,519,313

Transportation—0.7%
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	2,080,000	2,085,200
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	3,980,000	3,920,300

Transportation—(Continued)
XPO Logistics, Inc. 6.500%, 06/15/22 (144A)	3,340,000	3,269,025
7.875%, 09/01/19 (144A)	700,000	748,020

		10,022,545

Trucking & Leasing—0.0%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	550,000	429,000

Total Corporate Bonds & Notes (Cost $655,916,334)		635,349,545

Mortgage-Backed Securities—26.5%

Collateralized Mortgage Obligations—16.9%
American Home Mortgage Assets Trust 0.377%, 12/25/46 (c)	4,150,352	2,867,740
American Home Mortgage Investment Trust 0.407%, 06/25/45 (c)	834,969	776,285
0.767%, 11/25/45 (c)	758,094	650,647
Banc of America Funding Trust 0.357%, 05/20/36 (c)	500,948	483,664
Banc of America Mortgage Trust 2.484%, 12/25/34 (c)	12,201	11,899
2.687%, 09/25/35 (c)	194,602	178,040
BCAP LLC Trust 0.391%, 10/28/36 (144A) (c)	4,978,600	4,737,254
1.969%, 11/26/36 (144A) (c)	6,470,000	6,416,791
2.774%, 05/26/47 (144A) (c)	8,300,490	5,596,779
3.500%, 05/26/37 (144A) (c)	3,418,345	3,461,048
Bear Stearns Asset-Backed Securities I Trust 32.773%, 07/25/36 (c)	963,853	1,430,072
Citigroup Mortgage Loan Trust, Inc. 2.714%, 12/25/35 (c)	2,421,777	2,120,375
CitiMortgage Alternative Loan Trust 34.565%, 07/25/37 (c)	2,329,534	3,938,704
Countrywide Alternative Loan Trust 0.417%, 07/20/35 (c)	2,680,299	2,280,846
0.457%, 01/25/36 (c)	352,864	313,891
5.500%, 10/25/33	13,322	13,589
5.750%, 01/25/37	4,101,201	3,646,903
6.000%, 01/25/37	4,534,172	4,080,805
16.529%, 06/25/35 (c)	3,063,099	3,922,571
22.239%, 02/25/36 (c)	2,929,804	3,923,881
27.852%, 07/25/36 (c)	4,844,112	8,294,757
37.878%, 08/25/37 (c)	4,694,165	8,332,912
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37	10,269,554	8,352,367
Countrywide Home Loan Mortgage Pass-Through Trust 2.420%, 11/25/34 (c)	129,964	111,638
Countrywide Home Loan Reperforming Loan REMIC Trust 0.547%, 03/25/35 (144A) (c)	1,007,568	896,228
0.607%, 11/25/34 (144A) (c)	107,793	96,216
5.853%, 03/25/35 (144A) (c) (g)	12,494,582	1,710,608

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Capital Certificates 2.403%, 01/27/36 (144A) (c)	4,141,659	$4,106,957
CSMC Mortgage-Backed Trust 29.497%, 02/25/36 (c)	2,790,344	4,019,103
CSMC Trust 0.381%, 06/27/46 (144A) (c)	4,827,657	4,470,412
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.815%, 08/25/35 (c)	68,441	54,921
DSLA Mortgage Loan Trust 0.398%, 03/19/45 (c)	227,474	203,896
1.066%, 03/19/46 (c)	1,731,147	1,301,667
Fannie Mae Connecticut Avenue Securities 3.187%, 07/25/24 (c)	8,670,000	8,048,925
5.437%, 10/25/23 (c)	2,780,000	3,018,382
Freddie Mac Structured Agency Credit Risk Debt Notes 4.687%, 02/25/24 (c)	2,210,000	2,278,220
4.937%, 10/25/24 (c)	5,925,000	6,146,471
GreenPoint MTA Trust 0.627%, 06/25/45 (c)	2,047,386	1,772,375
GSMPS Mortgage Loan Trust 0.537%, 09/25/35 (144A) (c)	4,181,777	3,551,897
0.587%, 04/25/36 (144A) (c)	1,105,453	932,527
GSR Mortgage Loan Trust 2.822%, 10/25/35 (c)	498,595	434,410
HarborView Mortgage Loan Trust 0.438%, 01/19/36 (c)	1,327,814	909,336
0.988%, 11/19/34 (c)	2,538,883	2,253,924
1.187%, 10/25/37 (c)	2,262,960	1,990,413
Impac Secured Assets CMN Owner Trust 0.507%, 03/25/36 (c)	1,227,529	886,423
Impac Secured Assets Trust 0.537%, 08/25/36 (c)	104,250	102,807
IndyMac INDX Mortgage Loan Trust 0.907%, 01/25/35 (c)	1,479,746	1,158,295
2.564%, 03/25/35 (c)	762,509	748,872
2.751%, 05/25/37 (c)	5,340,248	4,187,828
JPMorgan Mortgage Trust 6.500%, 01/25/36	145,401	129,752
JPMorgan Resecuritization Trust 0.395%, 07/27/46 (144A) (c)	6,704,250	6,621,144
Lehman Mortgage Trust 6.443%, 02/25/37 (c) (g)	10,494,021	3,582,386
Lehman XS Trust 0.347%, 03/25/47 (c)	4,265,649	3,436,957
0.387%, 08/25/46 (c)	3,656,855	3,009,423
Luminent Mortgage Trust 0.377%, 05/25/46 (c)	1,593,003	1,271,557
MASTR Adjustable Rate Mortgages Trust 2.666%, 11/25/35 (144A) (c)	90,798	70,178
MASTR Seasoned Securitization Trust 3.296%, 10/25/32 (c)	254,218	248,783
Merrill Lynch Mortgage Investors Trust 2.504%, 08/25/33 (c)	1,266,080	1,174,252
2.703%, 05/25/34 (c)	155,360	154,882

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Mortgage Loan Trust 0.507%, 01/25/35 (c)	1,500,072	1,398,723
Nomura Resecuritization Trust 0.321%, 07/26/37 (144A) (c)	3,701,789	3,587,844
0.356%, 05/26/46 (144A) (c)	17,785,312	10,379,492
0.445%, 02/26/46 (144A) (c) (f)	4,868,000	4,136,905
NovaStar Mortgage Funding Trust 0.377%, 09/25/46 (c)	1,308,357	1,114,579
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.757%, 02/25/35 (c)	5,000,000	4,782,945
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	1,794,201	1,810,319
6.000%, 05/25/35 (144A)	3,265,126	3,239,026
RBSGC Mortgage Loan Trust 0.637%, 01/25/37 (c)	1,288,037	879,528
Residential Accredit Loans, Inc. Trust 0.367%, 12/25/36 (c)	2,957,848	2,287,712
0.377%, 05/25/47 (c)	2,023,989	1,666,939
0.387%, 05/25/47 (c)	3,952,474	3,258,850
0.397%, 04/25/46 (c)	2,003,591	1,040,715
0.447%, 04/25/46 (c)	1,039,591	547,700
0.517%, 04/25/46 (c)	1,455,070	781,681
1.390%, 11/25/37 (c)	6,566,783	4,197,015
Residential Asset Securitization Trust 5.750%, 02/25/36	3,642,101	3,437,641
6.363%, 12/25/36 (c) (g)	16,342,970	5,461,886
Sequoia Mortgage Trust 1.083%, 06/20/33 (c)	185,172	179,910
Structured Adjustable Rate Mortgage Loan Trust 0.832%, 04/25/35 (c)	4,894,470	4,167,108
1.684%, 09/25/37 (c)	5,826,482	5,154,933
2.593%, 01/25/35 (c)	970,203	963,193
2.654%, 09/25/35 (c)	1,175,392	992,784
Structured Asset Mortgage Investments II Trust 0.397%, 05/25/46 (c)	302,959	225,481
0.467%, 02/25/36 (c)	5,930,166	4,813,474
2.460%, 08/25/35 (c)	138,134	132,191
Structured Asset Securities Corp. Trust 0.535%, 03/25/35 (c)	3,106,505	2,415,969
WaMu Mortgage Pass-Through Certificates Trust 0.457%, 12/25/45 (c)	1,037,234	991,523
0.477%, 07/25/45 (c)	30,216	28,238
0.477%, 10/25/45 (c)	945,164	879,129
0.968%, 07/25/47 (c)	226,163	78,424
1.937%, 03/25/47 (c)	3,689,893	2,949,110
2.090%, 09/25/36 (c)	1,419,270	1,259,183
2.449%, 10/25/34 (c)	1,221,507	1,234,140
6.493%, 04/25/37 (c) (g)	16,096,665	5,071,995
Wells Fargo Mortgage-Backed Securities Trust 2.623%, 06/25/35 (c)	96,729	97,183
2.641%, 04/25/36 (c)	166,098	162,503
2.681%, 10/25/35 (c)	124,532	124,949

		236,854,805

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—9.6%
Americold 2010 LLC Trust 4.954%, 01/14/29 (144A)	500,000	$547,169
BAMLL Mezzanine Securities Trust 8.665%, 12/15/19 (144A) (c)	5,700,000	5,685,750
Bear Stearns Commercial Mortgage Securities Trust 6.383%, 06/11/50 (c)	1,040,000	1,056,744
BLCP Hotel Trust 5.914%, 08/15/29 (144A) (c)	7,000,000	6,982,730
Carefree Portfolio Trust 6.163%, 11/15/19 (144A) (c)	1,000,000	1,003,620
7.908%, 11/15/29 (144A) (c)	6,000,000	6,036,743
CD Mortgage Trust 5.527%, 01/15/46 (c)	100,000	101,837
Citigroup Commercial Mortgage Trust 6.349%, 12/10/49 (c)	9,063,000	8,791,110
Commercial Mortgage Trust 5.254%, 10/10/46 (c)	70,000	74,219
5.377%, 12/10/46	3,309,000	3,329,830
Credit Suisse Commercial Mortgage Trust 5.373%, 12/15/39	1,360,209	1,326,638
6.000%, 06/15/38 (c)	3,160,000	3,082,811
Credit Suisse European Mortgage 7.165%, 07/20/22 (144A) (EUR) (c)	2,105,398	2,347,176
CSMC Trust 1.000%, 03/15/17	6,400,000	6,351,996
4.007%, 09/15/38 (144A) (c)	4,200,000	4,166,774
4.373%, 09/15/37 (144A)	1,620,000	1,488,301
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,346,280
FREMF Mortgage Trust 2.535%, 06/25/21 (144A) (c)	5,280,043	5,281,246
4.187%, 09/25/22 (144A) (c)	6,793,160	6,797,258
GE Business Loan Trust 0.606%, 05/15/34 (144A) (c)	1,437,476	1,296,951
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	2,210,000	2,176,275
GS Mortgage Securities Corp. 1.025%, 06/26/36 (144A) (c)	7,760,000	5,215,302
GS Mortgage Securities Trust 5.622%, 11/10/39	1,225,143	1,243,705
5.739%, 04/10/38 (c)	1,270,000	1,271,924
Hyatt Hotel Portfolio Trust 6.411%, 11/15/16 (144A) (c)	2,000,000	2,004,814
JPMorgan Chase Commercial Mortgage Securities Trust 3.486%, 08/15/27 (144A) (c)	460,000	461,503
3.786%, 06/15/29 (144A) (c)	3,540,000	3,526,431
5.386%, 05/15/47 (c)	2,280,000	1,929,528
5.411%, 05/15/47	2,360,000	2,020,830
5.502%, 06/12/47 (c)	3,120,000	3,090,685
6.411%, 10/15/19 (144A) (c)	9,900,000	9,927,579
LB-UBS Commercial Mortgage Trust 6.455%, 09/15/45 (c)	1,100,000	1,026,610
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	1,318,000	1,285,047

Commercial Mortgage-Backed Securities—(Continued)
ML-CFC Commercial Mortgage Trust
6.193%, 09/12/49 (c)	3,473,000	3,382,702
6.222%, 09/12/49 (c)	5,780,000	5,631,379
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%, 02/15/46	260,000	257,920
3.456%, 05/15/46	510,000	513,611
Morgan Stanley Capital I Trust 5.399%, 12/15/43	3,561,053	3,273,338
6.104%, 06/11/49 (c)	1,680,000	1,676,170
PFP III, Ltd. 4.274%, 06/14/31 (144A) (c)	1,280,000	1,277,338
UBS-Barclays Commercial Mortgage Trust 4.889%, 05/10/63 (144A) (c)	4,530,000	2,170,330
Wachovia Bank Commercial Mortgage Trust 0.385%, 12/15/43 (144A) (c)	646,000	625,745
5.413%, 12/15/43 (c)	2,393,290	2,447,512
5.731%, 01/15/45 (144A) (c)	6,466,500	6,167,593
5.825%, 07/15/45 (c)	1,720,000	1,744,197

		133,443,251

Total Mortgage-Backed Securities (Cost $361,701,398)		370,298,056

U.S. Treasury & Government Agencies—11.7%

Agency Sponsored Mortgage-Backed—5.9%
Fannie Mae 15 Yr. Pool 3.000%, TBA (h)	5,900,000	6,099,770
3.500%, TBA (h)	2,500,000	2,636,602
5.500%, 12/01/16	3,048	3,107
6.500%, 03/01/16	139	140
6.500%, 09/01/16	1,427	1,437
6.500%, 12/01/16	3,603	3,687
6.500%, 01/01/17	2,622	2,690
Fannie Mae 20 Yr. Pool 4.500%, 04/01/31	223,834	243,430
4.500%, 05/01/31	656,843	714,150
4.500%, 06/01/31	232,744	253,180
8.500%, 08/01/19	12,618	13,503
Fannie Mae 30 Yr. Pool 2.500%, 10/01/42	1,004,934	965,224
3.500%, TBA (h)	2,700,000	2,778,492
4.000%, TBA (h)	14,400,000	15,222,768
4.500%, 10/01/41	1,164,161	1,263,369
4.500%, 01/01/45	386,722	426,415
4.500%, TBA (h)	7,000,000	7,567,657
5.000%, 01/01/39	19,300	21,442
5.000%, 08/01/39	46,228	51,047
5.000%, 11/01/39	13,437	14,931
5.000%, 12/01/39	37,478	41,744
5.000%, 05/01/40	64,976	72,405
5.000%, 07/01/40	58,956	65,555
5.000%, 11/01/40	1,764,737	1,966,346
5.000%, 01/01/41	75,639	84,289

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 02/01/41	88,211	$97,634
5.000%, 04/01/41	187,773	209,245
5.000%, 05/01/41	4,029,781	4,490,435
5.000%, 06/01/41	396,553	441,902
6.000%, 04/01/32	62,908	71,567
6.500%, 08/01/31	1,374	1,578
6.500%, 10/01/31	2,088	2,398
6.500%, 03/01/32	14,093	16,185
6.500%, 06/01/37	35,103	40,313
7.000%, 05/01/26	1,780	1,975
7.000%, 07/01/30	292	302
7.000%, 01/01/31	438	499
7.000%, 09/01/31	5,173	5,887
7.000%, 10/01/31	3,542	4,134
7.000%, 11/01/31	35,749	39,281
7.000%, 01/01/32	6,162	6,367
7.000%, 02/01/32	4,844	5,066
7.500%, 12/01/29	517	530
7.500%, 02/01/30	362	368
7.500%, 06/01/30	683	687
7.500%, 08/01/30	94	97
7.500%, 09/01/30	897	1,054
7.500%, 11/01/30	10,982	11,739
7.500%, 02/01/31	4,736	5,023
8.000%, 08/01/27	1,390	1,582
8.000%, 07/01/30	936	1,111
8.000%, 09/01/30	807	889
Fannie Mae Pool 3.500%, 08/01/42	1,270,821	1,311,566
3.500%, 05/01/43	175,926	181,797
4.000%, 10/01/42	342,049	364,958
5.000%, 05/01/40	72,202	80,441
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (i)	229,501	213,624
0.537%, 05/25/34 (c)	207,078	207,851
6.343%, 12/25/40 (c) (g)	1,346,772	213,881
6.343%, 01/25/41 (c) (g)	931,194	170,032
6.363%, 10/25/41 (c) (g)	2,937,054	507,820
9.750%, 11/25/18	276,945	304,312
9.750%, 08/25/19	93,373	102,216
Freddie Mac 15 Yr. Gold Pool 7.000%, 05/01/16	2,086	2,100
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (h)	900,000	923,467
5.000%, 12/01/34	17,039	18,924
5.000%, 11/01/41	1,355,336	1,502,436
6.000%, 12/01/36	1,737	1,971
6.000%, 02/01/37	49,563	56,095
6.500%, 09/01/31	9,704	11,113
7.000%, 03/01/39	250,459	284,649
Freddie Mac 30 Yr. Pool 7.000%, 07/01/31	2,094	2,413
Freddie Mac ARM Non-Gold Pool 1.838%, 05/01/37 (c)	59,959	62,918
1.945%, 02/01/37 (c)	27,391	28,854

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.945%, 03/01/37 (c)	115,633	$121,818
1.945%, 04/01/37 (c)	54,405	57,311
2.194%, 01/01/38 (c)	33,583	35,909
2.495%, 02/01/36 (c)	65,397	70,451
2.495%, 05/01/37 (c)	79,265	84,921
Freddie Mac Gold Pool 4.000%, 10/01/42	2,039,188	2,175,906
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (g)	8	131
Ginnie Mae I 30 Yr. Pool 3.500%, TBA (h)	1,100,000	1,141,164
5.000%, 01/15/40	269,123	300,002
6.000%, 07/15/38	24,590	28,125
6.500%, 09/15/28	1,783	2,034
6.500%, 10/15/28	1,506	1,718
6.500%, 01/15/29	11,797	13,458
6.500%, 02/15/29	37,360	42,619
6.500%, 06/15/29	6,210	7,084
6.500%, 10/15/30	2,101	2,397
7.000%, 06/15/28	21,762	24,338
7.000%, 07/15/29	1,333	1,502
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (h)	3,400,000	3,528,696
4.000%, TBA (h)	2,500,000	2,649,366
4.500%, 01/20/40	37,231	40,625
4.500%, 05/20/40	38,319	41,813
4.500%, 03/20/41	37,925	41,383
5.000%, 07/20/40	1,208,193	1,345,671
5.000%, 08/20/40	611,443	681,019
5.000%, 09/20/40	68,059	75,895
5.000%, 11/20/40	33,091	36,856
6.000%, 12/20/36	15,468	17,576
6.000%, 09/20/39	416,832	474,744
6.000%, 09/20/40	21,792	24,980
6.000%, 11/20/40	394,678	455,017
6.000%, 09/20/41	69,529	80,359
Ginnie Mae II ARM Pool 1.700%, 01/20/60 (c)	872,522	894,160
2.067%, 05/20/60 (c)	824,595	850,179
Government National Mortgage Association 1.052%, 09/16/56 (c) (g)	20,243,719	1,745,839
Government National Mortgage Association (CMO) 0.512%, 10/20/60 (c)	3,815,374	3,804,477
0.632%, 02/20/61 (c)	273,635	274,145
0.682%, 01/20/61 (c)	589,977	593,156
0.682%, 03/20/61 (c)	233,909	234,788
1.068%, 04/16/52 (c) (g)	18,573,435	832,164
1.185%, 05/20/60 (c)	1,661,391	1,700,301
1.196%, 03/16/47 (c) (g)	13,828,601	642,947
1.337%, 11/20/59 (c)	5,233,111	5,353,519
6.313%, 03/20/39 (c) (g)	314,386	43,620
6.463%, 01/20/40 (c) (g)	1,307,423	238,692

		83,337,541

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—0.3%
Tennessee Valley Authority 3.875%, 02/15/21	150,000	$165,092
5.250%, 09/15/39	400,000	486,684
5.980%, 04/01/36	2,490,000	3,240,917

		3,892,693

U.S. Treasury—5.5%
U.S. Treasury Bonds 3.375%, 05/15/44	19,840,000	20,839,758
U.S. Treasury Notes 0.250%, 10/31/15	70,000	70,033
0.375%, 11/15/15	270,000	270,295
1.500%, 08/31/18	220,000	222,870
1.625%, 07/31/19	980,000	988,346
1.750%, 09/30/19	17,680,000	17,892,708
2.000%, 02/15/25 (a)	12,990,000	12,620,590
2.125%, 05/15/25	40,000	39,275
2.250%, 07/31/21	23,710,000	24,158,261
2.500%, 05/15/24	10,000	10,171

		77,112,307

Total U.S. Treasury & Government Agencies (Cost $165,459,235)		164,342,541

Foreign Government—9.0%

Regional Government—0.2%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,081,068

Sovereign—8.8%
Argentina Boden Bond 7.000%, 10/03/15	3,065,000	3,052,996
Brazil Notas do Tesouro Nacional 6.000%, 08/15/22 (BRL) (j)	10,200,000	8,557,343
6.000%, 08/15/50 (BRL) (j)	10,200,000	8,689,380
Hungary Government International Bonds 5.750%, 11/22/23	2,714,000	3,005,755
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	280,000	275,800
3.750%, 04/25/22	430,000	423,550
4.875%, 05/05/21	400,000	424,520
5.875%, 03/13/20	300,000	333,750
5.875%, 01/15/24 (144A)	887,000	980,135
Ireland Government Bonds 5.400%, 03/13/25 (EUR)	18,700,000	27,765,366
Mexican Bonos 6.500%, 06/09/22 (MXN)	610,143,700	40,216,302
8.000%, 06/11/20 (MXN)	90,954,000	6,468,304
Portugal Government International Bonds 5.125%, 10/15/24 (144A)	14,000,000	14,281,120
South Africa Government International Bonds 5.875%, 09/16/25 (a)	2,590,000	2,869,316

Sovereign—(Continued)
Turkey Government International Bond 6.250%, 09/26/22	5,380,000	5,984,927

		123,328,564

Total Foreign Government (Cost $139,133,509)		125,409,632

Asset-Backed Securities—5.3%

Asset-Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP LLC 1.920%, 09/20/19 (144A)	570,000	568,165
2.460%, 07/20/20 (144A)	3,290,000	3,311,599
HERTZ 2015 1A B 03/21 3.52 3.520%, 03/25/21	1,300,000	1,292,541
Hertz Vehicle Financing LLC 1.830%, 08/25/19 (144A)	790,000	785,910

		5,958,215

Asset-Backed - Home Equity—0.7%
ABFC Trust 0.847%, 03/25/35 (c)	2,482,334	1,963,513
ACE Securities Corp. Home Equity Loan Trust 0.527%, 01/25/36 (c)	620,519	89,563
Asset-Backed Securities Corp. Home Equity Loan Trust 3.036%, 04/15/33 (c)	16,520	15,793
Bear Stearns Asset-Backed Securities Trust 0.925%, 01/25/34 (c)	28,144	27,065
EMC Mortgage Loan Trust 0.635%, 05/25/43 (144A) (c)	789,681	774,283
0.835%, 05/25/43 (144A) (c)	7,660,000	6,432,493
0.887%, 01/25/41 (144A) (c)	100,884	99,037
SASCO Mortgage Loan Trust 0.745%, 04/25/35 (c)	13,569	13,456
Structured Asset Securities Corp. Mortgage Loan Trust 0.405%, 02/25/36 (144A) (c)	2,700,261	221,926

		9,637,129

Asset-Backed - Manufactured Housing—1.3%
Access Financial Manufactured Housing Contract Trust 7.650%, 05/15/21	1,747,039	1,047,103
Conseco Financial Corp. 7.030%, 07/15/28	7,287,422	6,980,687
Greenpoint Manufactured Housing
Zero Coupon, 03/18/29 (c)	550,000	503,286
3.549%, 06/19/29 (c)	375,000	326,250
3.687%, 02/20/30 (c)	350,000	304,500
Manufactured Housing Contract Trust Pass-Through Certificates 3.685%, 02/20/32 (c)	300,000	275,314
3.686%, 03/13/32 (c)	500,000	453,121
Mid-State Trust VI 7.340%, 07/01/35	258,166	277,087

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Origen Manufactured Housing Contract Trust 0.174%, 04/15/37 (c)	1,948,162	$1,747,091
2.300%, 10/15/37 (c)	2,144,886	1,938,953
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,850,000	4,796,946

		18,650,338

Asset-Backed - Other—1.9%
ACE Home Equity Loan Trust 0.447%, 02/25/31 (c)	143,823	139,317
Amortizing Residential Collateral Trust 1.987%, 08/25/32 (c)	68,447	46,247
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	2,230,149	1,859,141
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A)	1,038,917	1,045,061
Countrywide Asset-Backed Certificates Trust 2.062%, 06/25/34 (c)	189,987	173,150
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.486%, 12/15/33 (144A) (c)	305,866	258,160
Countrywide Revolving Home Equity Loan Trust 0.326%, 07/15/36 (c)	647,027	550,463
First Horizon Asset-Backed Trust 0.347%, 10/25/34 (c)	89,243	79,517
GSAMP Trust 0.387%, 01/25/36 (c)	105,254	25,850
1.162%, 06/25/34 (c)	615,703	586,348
GSRPM Mortgage Loan Trust 0.487%, 03/25/35 (144A) (c)	763,109	749,069
Home Equity Mortgage Loan Asset-Backed Notes 0.357%, 04/25/36 (c)	208,862	153,589
HSI Asset Securitization Corp. Trust 0.607%, 11/25/35 (c)	4,000,000	3,313,900
JGWPT XXXIII LLC 3.500%, 06/15/77 (144A)	2,260,944	2,260,657
Long Beach Mortgage Loan Trust 0.707%, 01/21/31 (c)	24,583	22,972
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH 7.250%, 07/01/24 (144A) (EUR)	4,257,000	4,879,464
Magnus Relda Holding Vier GmbH 7.000%, 10/28/24 (144A) (EUR)	5,940,000	6,810,105
RAAC Trust 0.435%, 02/25/37 (144A) (c)	538,109	530,976
SACO I Trust
0.447%, 06/25/36 (c)	479,344	796,554
0.527%, 03/25/36 (c)	131,546	193,554
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	1,304,647	1,312,722

		25,786,816

Asset-Backed - Student Loan—1.0%
National Collegiate Student Loan Trust 0.457%, 03/26/29 (c)	2,250,000	2,056,180
1.037%, 03/25/38 (c)	9,030,000	6,455,671
Nelnet Student Loan Trust
1.155%, 03/22/32 (c)	6,200,000	5,902,078
Northstar Education Finance, Inc. 1.273%, 10/30/45 (c)	100,000	79,990

		14,493,919

Total Asset-Backed Securities (Cost $74,637,921)		74,526,417

Floating Rate Loans(k)—0.5%

Electric—0.4%
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	6,240,991	6,256,593

Software—0.1%
First Data Corp.
Extended Term Loan, 3.687%, 03/24/18	1,047,353	1,045,308

Total Floating Rate Loans (Cost $7,244,796)		7,301,901

Preferred Stocks—0.5%

Banks—0.5%
Citigroup Capital XIII, 7.875% (c)	35,900	931,964
GMAC Capital Trust I, 8.125% (c)	244,339	6,347,927

Total Preferred Stocks (Cost $7,190,437)		7,279,891

Municipals—0.1%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $1,045,114)	1,059,784	1,131,065

Convertible Bond—0.1%

Mining—0.1%
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (b) (e) (Cost $966,683)	966,683	686,345

Purchased Options—0.0%

Currency Options—0.0%
EUR Call/GBP Put, Strike Price EUR 0.7658, Expires 07/06/15 (Counterparty - Barclays Bank plc) (EUR)	9,550,000	3

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Purchased Options—(Continued)

Security Description	Shares/ Principal/ Notional Amount*	Value

Currency Options—(Continued)
EUR Call/GBP Put, Strike Price EUR 0.7767, Expires 10/06/15 (Counterparty - Barclays Bank plc) (EUR)	9,550,000	$10,926

		10,929

Interest Rate Swaptions—0.0%
Put - 30 Yr. Interest Rate Swap, Exercise Rate 3.290%, Expires 09/04/15 (Counterparty - Morgan Stanley Capital Services, Inc.)	31,710,000	255,720
Put - 30 Yr. Interest Rate Swap, Exercise Rate 3.380%, Expires 08/12/15 (Counterparty - Deutsche Bank AG)	31,710,000	84,756

		340,476

Options on Exchange-Traded Funds—0.0%
Put - iShares iBoxx $ High Yield Corporate Bond ETF @ 88, Expires 07/17/15	325,200	198,661

Total Purchased Options (Cost $4,070,329)		550,066

Common Stocks—0.0%

Marine—0.0%
Deep Ocean Group Holding A/S (f) (l) (m)	44,744	342,041

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (m)	901,134	79,820

Total Common Stocks (Cost $1,010,298)		421,861

Short-Term Investments—7.9%

Mutual Fund—5.2%
State Street Navigator Securities Lending MET Portfolio (n)	73,326,413	73,326,413

Repurchase Agreements—2.7%
Merrill Lynch Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 06/30/15 at 0.100% to be repurchased at $35,000,097 on 07/01/15, collateralized by $35,047,000 U.S. Treasury Bond with rates ranging from 3.125% - 3.375%, maturity dates ranging from 05/15/44 - 08/15/44, with a value of $35,507,577.	35,000,000	35,000,000

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $2,021,786 on 07/01/15, collateralized by $2,060,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $2,065,150.	2,021,786	2,021,786

		37,021,786

Total Short-Term Investments (Cost $110,348,199)		110,348,199

Total Investments—107.0% (Cost $1,528,724,253) (o)		1,497,645,519
Other assets and liabilities (net)—(7.0)%		(97,877,443)

Net Assets—100.0%		$1,399,768,076

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $92,723,889 and the collateral received consisted of cash in the amount of $73,326,413 and non-cash collateral with a value of $22,704,805. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2015, the market value of restricted securities was $726,345, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.3% of net assets.
(g)	Interest only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Principal only security.
(j)	Principal amount of security is adjusted for inflation.

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	Illiquid security. As of June 30, 2015, these securities represent 0.0% of net assets.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(o)	As of June 30, 2015, the aggregate cost of investments was $1,528,724,253. The aggregate unrealized appreciation and depreciation of investments were $30,865,446 and $(61,944,180), respectively, resulting in net unrealized depreciation of $(31,078,734).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $406,381,484, which is 29.0% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Midwest Vanadium Pty, Ltd.	05/05/11—05/24/11	$1,000,000	$1,031,250	$40,000
Mirabela Nickel, Ltd.	06/06/14—06/30/14	966,683	966,683	686,345
Mirabela Nickel, Ltd.	09/10/14	3,418	—	0

				$726,345

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	38,590,000	Barclays Bank plc	07/16/15	$12,142,857	$207,800
BRL	48,050,000	Barclays Bank plc	07/16/15	15,273,363	104,950
BRL	48,735,000	Citibank N.A.	07/16/15	15,121,944	475,602
CAD	23,000,000	Bank of America N.A.	07/16/15	18,960,706	(549,370)
CAD	34,700,000	Bank of America N.A.	07/16/15	28,280,243	(503,141)
EUR	11,490,000	Barclays Bank plc	07/16/15	12,881,290	(69,278)
EUR	2,510,000	Goldman Sachs & Co.	07/16/15	2,682,244	116,551
GBP	11,560,000	Barclays Bank plc	07/16/15	17,952,368	209,514
IDR	321,582,410,000	Barclays Bank plc	07/22/15	24,133,764	(105,346)
INR	199,280,000	Citibank N.A.	07/16/15	3,128,906	(8,051)
INR	1,590,860,000	Citibank N.A.	07/16/15	25,135,047	(221,142)
KRW	14,394,380,000	Bank of America N.A.	07/16/15	13,427,593	(527,133)
MXN	8,710,000	Bank of America N.A.	07/16/15	567,556	(13,947)
MYR	47,130,000	Bank of America N.A.	07/16/15	13,175,846	(698,230)
NOK	274,730,000	Bank of America N.A.	07/16/15	35,523,058	(494,164)
PHP	1,123,280,000	Barclays Bank plc	07/16/15	25,104,034	(212,357)
PHP	848,530,000	Citibank N.A.	07/16/15	18,969,194	(165,927)
SGD	28,810,000	Bank of America N.A.	07/16/15	21,381,921	4,196
SGD	35,350,000	Citibank N.A.	07/16/15	26,779,796	(538,933)
TRY	40,310,000	Bank of America N.A.	07/16/15	14,785,064	190,203

Contracts to Deliver
BRL	43,940,000	Bank of America N.A.	07/16/15	13,642,997	(419,918)
BRL	59,050,000	Barclays Bank plc	07/16/15	18,389,910	(508,933)
BRL	38,590,000	Barclays Bank plc	07/16/15	12,132,549	(218,108)
BRL	50,320,000	Citibank N.A.	07/16/15	16,326,970	222,148

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	34,700,000	Bank of America N.A.	07/16/15	$28,096,529	$319,427
CAD	23,000,000	Bank of America N.A.	07/16/15	18,817,446	406,111
EUR	8,150,000	Barclays Bank plc	07/16/15	9,055,278	(32,442)
EUR	2,917,070	Barclays Bank plc	07/16/15	3,117,239	(135,462)
EUR	35,360,000	Citibank N.A.	07/16/15	37,473,538	(1,954,897)
EUR	24,600,000	Citibank N.A.	07/16/15	27,548,162	117,747
EUR	989,241	UBS AG	08/13/15	1,126,701	23,229
GBP	8,290,000	Barclays Bank plc	07/16/15	12,733,481	(290,914)
IDR	321,582,410,000	Barclays Bank plc	07/22/15	23,962,922	(65,496)
KRW	14,394,380,000	Bank of America N.A.	07/16/15	13,128,767	228,307
MXN	522,962,414	Barclays Bank plc	07/16/15	34,117,444	877,840
MXN	206,797,586	Citibank N.A.	07/16/15	13,427,717	283,618
MYR	47,130,000	Bank of America N.A.	07/16/15	12,884,090	406,474
NOK	274,730,000	Bank of America N.A.	07/16/15	35,117,657	88,764
NZD	18,550,000	Barclays Bank plc	07/16/15	13,581,939	1,027,021
NZD	18,550,000	Barclays Bank plc	07/16/15	13,511,449	956,531
NZD	1,470,000	JPMorgan Chase Bank N.A.	08/13/15	1,083,903	91,380
PHP	1,123,280,000	Barclays Bank plc	07/16/15	25,168,721	277,044
PHP	848,530,000	Citibank N.A.	07/16/15	19,008,288	205,021
SGD	28,810,000	Bank of America N.A.	07/16/15	21,332,840	(53,278)
SGD	35,350,000	Citibank N.A.	07/16/15	25,699,185	(541,677)
TRY	40,310,000	Bank of America N.A.	07/16/15	14,866,310	(108,958)
TWD	1,304,390,000	Citibank N.A.	07/16/15	42,158,694	(120,031)

Net Unrealized Depreciation					$(1,717,655)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/19/16	311	USD	75,966,898	$717,927
U.S. Treasury Note 10 Year Futures	09/21/15	994	USD	125,811,199	(396,356)
U.S. Treasury Ultra Long Bond Futures	09/21/15	95	USD	14,700,028	(64,090)

Futures Contracts—Short
90 Day EuroDollar Futures	03/14/16	(1,407)	USD	(348,985,915)	(231,485)
Euro-Bobl Futures	09/08/15	(236)	EUR	(30,639,491)	65,342
Euro-Bund Futures	09/08/15	(240)	EUR	(36,225,724)	(283,480)
U.S. Treasury Long Bond Futures	09/21/15	(64)	USD	(9,757,597)	103,597
U.S. Treasury Note 2 Year Futures	09/30/15	(211)	USD	(46,144,064)	(51,748)
U.S. Treasury Note 5 Year Futures	09/30/15	(1,378)	USD	(164,157,412)	(179,854)

Net Unrealized Depreciation					$(320,147)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/USD Put	EUR	1.145	Bank of America N.A.	07/02/15	(26,000,000)	$(155,937)	$(4,145)	$151,792
EUR Call/USD Put	EUR	1.140	Barclays Bank plc	07/16/15	(26,600,000)	(261,235)	(107,855)	153,380
EUR Put/GBP Call	EUR	0.735	Barclays Bank plc	07/06/15	(4,775,000)	(120,078)	(198,707)	(78,629)
EUR Put/USD Call	EUR	1.088	Bank of America N.A.	07/02/15	(26,000,000)	(160,771)	(12,899)	147,872

Totals						$(698,021)	$(323,606)	$374,415

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Written Options—(Continued)

Options on Exchange-Traded Funds	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Call - iShares iBoxx $ High Yield Corporate Bond ETF	$91.000	07/17/15	(325,200)	$(130,080)	$(9,871)	$120,209

Swap Agreement

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional amount of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$1,657,132	$(4,084)	$1,661,216

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Securities in the amount of $2,242,117 have been received at the custodian bank as collateral for swap contracts.

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

See accompanying notes to financial statements.

MSF-22

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2- other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$674,715	$—	$674,715
Aerospace/Defense	—	1,408,835	—	1,408,835
Agriculture	—	18,399,954	—	18,399,954
Airlines	—	7,140,485	—	7,140,485
Auto Manufacturers	—	10,749,617	—	10,749,617
Auto Parts & Equipment	—	938,513	—	938,513
Banks	—	98,691,424	—	98,691,424
Beverages	—	10,895,657	—	10,895,657
Biotechnology	—	8,021,278	—	8,021,278
Building Materials	—	9,289,463	—	9,289,463
Chemicals	—	5,358,970	—	5,358,970
Coal	—	5,019,150	—	5,019,150
Commercial Services	—	15,144,056	—	15,144,056
Computers	—	2,242,000	—	2,242,000
Containers & Packaging	—	3,203,550	—	3,203,550
Distribution/Wholesale	—	1,456,000	—	1,456,000
Diversified Financial Services	—	30,916,782	—	30,916,782
Electric	—	20,516,417	—	20,516,417
Electronics	—	2,517,784	—	2,517,784
Energy-Alternate Sources	—	1,624,000	—	1,624,000
Engineering & Construction	—	4,431,350	—	4,431,350
Entertainment	—	567,000	—	567,000
Environmental Control	—	1,688,007	—	1,688,007
Food	—	16,274,526	—	16,274,526
Forest Products & Paper	—	8,571,060	—	8,571,060
Healthcare-Products	—	13,770,038	—	13,770,038
Healthcare-Services	—	21,667,795	—	21,667,795
Holding Companies-Diversified	—	5,882,625	—	5,882,625
Home Builders	—	5,229,700	—	5,229,700
Household Products/Wares	—	1,331,200	—	1,331,200
Insurance	—	2,395,154	—	2,395,154
Internet	—	2,701,141	—	2,701,141
Iron/Steel	—	5,363,322	—	5,363,322
Lodging	—	7,141,585	—	7,141,585
Media	—	26,534,637	—	26,534,637
Mining	—	15,409,150	0	15,409,150
Miscellaneous Manufacturing	—	4,545,398	—	4,545,398
Oil & Gas	—	80,790,048	—	80,790,048

See accompanying notes to financial statements.

MSF-23

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas Services	$—	$12,316,010	$—	$12,316,010
Packaging & Containers	—	8,567,029	—	8,567,029
Pharmaceuticals	—	22,095,413	—	22,095,413
Pipelines	—	10,467,079	—	10,467,079
Real Estate	—	6,866,778	—	6,866,778
Real Estate Investment Trusts	—	5,883,125	—	5,883,125
Retail	—	15,961,292	—	15,961,292
Semiconductors	—	2,958,750	—	2,958,750
Software	—	5,760,825	—	5,760,825
Telecommunications	—	55,519,313	—	55,519,313
Transportation	—	10,022,545	—	10,022,545
Trucking & Leasing	—	429,000	—	429,000
Total Corporate Bonds & Notes	—	635,349,545	0	635,349,545
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	232,717,900	4,136,905	236,854,805
Commercial Mortgage-Backed Securities	—	133,443,251	—	133,443,251
Total Mortgage-Backed Securities	—	366,161,151	4,136,905	370,298,056
Total U.S. Treasury & Government Agencies*	—	164,342,541	—	164,342,541
Total Foreign Government*	—	125,409,632	—	125,409,632
Total Asset-Backed Securities*	—	74,526,417	—	74,526,417
Total Floating Rate Loans*	—	7,301,901	—	7,301,901
Total Preferred Stocks*	7,279,891	—	—	7,279,891
Total Municipals	—	1,131,065	—	1,131,065
Total Convertible Bond*	—	686,345	—	686,345
Total Purchased Options*	—	550,066	—	550,066
Common Stocks
Marine	—	—	342,041	342,041
Metals & Mining	—	79,820	—	79,820
Total Common Stocks	—	79,820	342,041	421,861
Short-Term Investments
Mutual Fund	73,326,413	—	—	73,326,413
Repurchase Agreements	—	37,021,786	—	37,021,786
Total Short-Term Investments	73,326,413	37,021,786	—	110,348,199
Total Investments	$80,606,304	$1,412,560,269	$4,478,946	$1,497,645,519

Collateral for securities loaned (Liability)	$—	$(73,326,413)	$—	$(73,326,413)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,839,478	$—	$6,839,478
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,557,133)	—	(8,557,133)
Total Forward Contracts	$—	$(1,717,655)	$—	$(1,717,655)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$886,866	$—	$—	$886,866
Futures Contracts (Unrealized Depreciation)	(1,207,013)	—	—	(1,207,013)
Total Futures Contracts	$(320,147)	$—	$—	$(320,147)
Written Options
Foreign Currency Written Options at Value	$—	$(323,606)	$—	$(323,606)
Options on Exchange-Traded Funds at Value	—	(9,871)	—	(9,871)
Total Written Options	$—	$(333,477)	$—	$(333,477)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,657,132	$—	$1,657,132

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-24

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of June 30, 2015

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at June 30, 2015
Corporate Bonds & Notes
Mining	$0	$0	$—	$—	$0	$0
Common Stocks
Marine	1,095,718	(753,677)	—	—	342,041	(753,677)
Metals & Mining	21,335	—	—	(21,335)	—	—
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	(895)	4,137,800	—	4,136,905	(895)

Total	$1,117,053	$(754,572)	$4,137,800	$(21,335)	$4,478,946	$(754,572)

Common Stocks in the amount of $21,335 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

See accompanying notes to financial statements.

MSF-25

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Statement of Assets and Liabilities

June 30, 2015

Assets
Investments at value (a) (b)	$1,497,645,519
Cash	300,310
Cash denominated in foreign currencies (c)	9,961,563
Cash collateral (d)	2,326,306
OTC swap contracts at market value (e)	1,657,132
Unrealized appreciation on forward foreign currency exchange contracts	6,839,478
Receivable for:
TBA securities sold	23,819,688
Fund shares sold	179,410
Interest	12,411,786
Variation margin on futures contracts	144,392
Interest on OTC swap contracts	263,306
Other assets	168,573

Total Assets	1,555,717,463
Liabilities
Written options at value (f)	333,477
Unrealized depreciation on forward foreign currency exchange contracts	8,557,133
Collateral for securities loaned	73,326,413
Payables for:
Investments purchased	5,888,053
TBA securities purchased	66,563,816
Fund shares redeemed	125,112
Interest on OTC swap contracts	173,777
Accrued Expenses:
Management fees	625,732
Distribution and service fees	50,169
Deferred trustees’ fees	69,295
Other expenses	236,410

Total Liabilities	155,949,387

Net Assets	$1,399,768,076

Net assets consist of:
Paid in surplus	$1,451,353,089
Undistributed net investment income	18,899,879
Accumulated net realized loss	(39,438,711)
Unrealized depreciation on investments, written options, futures contracts, swap contracts and foreign currency transactions	(31,046,181)

Net Assets	$1,399,768,076

Net Assets
Class A	$1,134,573,517
Class B	209,777,122
Class E	55,417,437
Capital Shares Outstanding*
Class A	88,519,371
Class B	16,441,508
Class E	4,337,871
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.82
Class B	12.76
Class E	12.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,528,724,253.
(b)	Includes securities loaned at value of $92,723,889.
(c)	Identified cost of cash denominated in foreign currencies was $10,189,248.
(d)	Includes collateral of $2,277,968 for futures contracts and $48,338 for centrally cleared swap contracts.
(e)	Net premium received on OTC swap contracts was $4,084.
(f)	Premiums received on written options were $828,101.

Statement of Operations

Six Months Ended June 30, 2015

Investment Income
Dividends	$283,496
Interest (a)	31,854,959
Securities lending income	236,749

Total investment income	32,375,204
Expenses
Management fees	3,847,514
Administration fees	15,462
Custodian and accounting fees	125,637
Distribution and service fees—Class B	269,025
Distribution and service fees—Class E	43,182
Audit and tax services	44,318
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	49,472
Insurance	3,917
Miscellaneous	6,853

Total expenses	4,439,137
Less management fee waiver	(277,644)

Net expenses	4,161,493

Net Investment Income	28,213,711

Net Realized and Unrealized Loss
Net realized gain (loss) on:
Investments	(15,497,231)
Futures contracts	182,141
Written options	2,142,058
Swap contracts	(7,322,053)
Foreign currency transactions	9,838,689

Net realized loss	(10,656,396)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,725,732)
Futures contracts	(5,699,042)
Written options	277,960
Swap contracts	5,489,354
Foreign currency transactions	(8,017,253)

Net change in unrealized depreciation	(12,674,713)

Net realized and unrealized loss	(23,331,109)

Net Increase in Net Assets From Operations	$4,882,602

(a)	Net of foreign withholding taxes of $5,616.

See accompanying notes to financial statements.

MSF-26

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$28,213,711	$55,792,338
Net realized gain (loss)	(10,656,396)	971,494
Net change in unrealized depreciation	(12,674,713)	(258,259)

Increase in net assets from operations	4,882,602	56,505,573

From Distributions to Shareholders
Net investment income
Class A	(57,669,980)	(37,728,630)
Class B	(10,166,780)	(12,189,599)
Class E	(2,750,972)	(3,425,851)

Total distributions	(70,587,732)	(53,344,080)

Increase in net assets from capital share transactions	202,711,069	272,226,470

Total increase in net assets	137,005,939	275,387,963

Net Assets
Beginning of period	1,262,762,137	987,374,174

End of period	$1,399,768,076	$1,262,762,137

Undistributed net investment income
End of period	$18,899,879	$61,273,900

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	12,181,770	$166,101,777	22,407,536	$297,920,274
Reinvestments	4,491,431	57,669,980	2,849,594	37,728,630
Redemptions	(1,311,819)	(17,737,608)	(2,869,098)	(38,836,945)

Net increase	15,361,382	$206,034,149	22,388,032	$296,811,959

Class B
Sales	486,880	$6,508,823	1,021,688	$13,797,670
Reinvestments	795,522	10,166,780	924,154	12,189,599
Redemptions	(1,367,475)	(18,381,363)	(3,253,590)	(43,797,559)

Net decrease	(85,073)	$(1,705,760)	(1,307,748)	$(17,810,290)

Class E
Sales	81,516	$1,093,742	206,398	$2,794,964
Reinvestments	214,920	2,750,972	259,534	3,425,851
Redemptions	(405,994)	(5,462,034)	(962,994)	(12,996,014)

Net decrease	(109,558)	$(1,617,320)	(497,062)	$(6,775,199)

Increase derived from capital shares transactions		$202,711,069		$272,226,470

See accompanying notes to financial statements.

MSF-27

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.43		$13.45	$13.98	$13.01	$12.90	$12.19

Income (Loss) from Investment Operations
Net investment income (a)	0.29		0.64	0.63	0.50	0.53	0.63
Net realized and unrealized gain (loss) on investments	(0.21)		0.09	(0.47)	0.96	0.24	0.87

Total from investment operations	0.08		0.73	0.16	1.46	0.77	1.50

Less Distributions
Distributions from net investment income	(0.69)		(0.75)	(0.69)	(0.49)	(0.66)	(0.79)

Total distributions	(0.69)		(0.75)	(0.69)	(0.49)	(0.66)	(0.79)

Net Asset Value, End of Period	$12.82		$13.43	$13.45	$13.98	$13.01	$12.90

Total Return (%) (b)	0.56	(c)	5.47	1.09	11.50	6.14	12.73

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63	(d)	0.65	0.66	0.65	0.67	0.67
Net ratio of expenses to average net assets (%) (e)	0.59	(d)	0.61	0.62	0.61	0.63	0.63
Ratio of net investment income to average net assets (%)	4.36	(d)	4.77	4.65	3.70	4.13	5.00
Portfolio turnover rate (%)	37	(c)(f)	98 (f)	132 (f)	228 (f)	473	295
Net assets, end of period (in millions)	$1,134.6		$982.6	$682.7	$708.5	$578.9	$343.2

	Class B
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.35		$13.37	$13.90	$12.93	$12.83	$12.13

Income (Loss) from Investment Operations
Net investment income (a)	0.27		0.61	0.59	0.46	0.49	0.59
Net realized and unrealized gain (loss) on investments	(0.21)		0.08	(0.46)	0.97	0.24	0.87

Total from investment operations	0.06		0.69	0.13	1.43	0.73	1.46

Less Distributions
Distributions from net investment income	(0.65)		(0.71)	(0.66)	(0.46)	(0.63)	(0.76)

Total distributions	(0.65)		(0.71)	(0.66)	(0.46)	(0.63)	(0.76)

Net Asset Value, End of Period	$12.76		$13.35	$13.37	$13.90	$12.93	$12.83

Total Return (%) (b)	0.36	(c)	5.29	0.83	11.29	5.83	12.45

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88	(d)	0.90	0.91	0.90	0.92	0.92
Net ratio of expenses to average net assets (%) (e)	0.84	(d)	0.86	0.87	0.86	0.88	0.88
Ratio of net investment income to average net assets (%)	4.10	(d)	4.53	4.39	3.45	3.83	4.70
Portfolio turnover rate (%)	37	(c)(f)	98 (f)	132 (f)	228 (f)	473	295
Net assets, end of period (in millions)	$209.8		$220.7	$238.4	$268.0	$273.6	$227.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-28

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.38		$13.39	$13.93	$12.96	$12.85	$12.15

Income (Loss) from Investment Operations
Net investment income (a)	0.28		0.62	0.61	0.48	0.50	0.60
Net realized and unrealized gain (loss) on investments	(0.22)		0.09	(0.48)	0.96	0.25	0.88

Total from investment operations	0.06		0.71	0.13	1.44	0.75	1.48

Less Distributions
Distributions from net investment income	(0.66)		(0.72)	(0.67)	(0.47)	(0.64)	(0.78)

Total distributions	(0.66)		(0.72)	(0.67)	(0.47)	(0.64)	(0.78)

Net Asset Value, End of Period	$12.78		$13.38	$13.39	$13.93	$12.96	$12.85

Total Return (%) (b)	0.46	(c)	5.40	0.94	11.30	5.92	12.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(d)	0.80	0.81	0.80	0.82	0.82
Net ratio of expenses to average net assets (%) (e)	0.74	(d)	0.76	0.77	0.76	0.78	0.78
Ratio of net investment income to average net assets (%)	4.20	(d)	4.63	4.49	3.55	3.90	4.81
Portfolio turnover rate (%)	37	(c)(f)	98 (f)	132 (f)	228 (f)	473	295
Net assets, end of period (in millions)	$55.4		$59.5	$66.2	$74.0	$75.9	$89.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 18%, 57%, 62% and 84% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

MSF-29

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Western Asset Management Strategic Bond Opportunities Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

MSF-30

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

MSF-31

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to amortization of debt securities, paydown reclasses, swap transactions, and foreign currency transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $37,021,786, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of

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Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase & Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the

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Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

MSF-34

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked to market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally-cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution

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Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. Only a limited number of derivative transactions are currently eligible for clearing.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally-cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

MSF-36

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust the interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

MSF-37

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts* (a)	$886,866	Unrealized depreciation on futures contracts* (a)	$1,207,013
	Investments at market value (b)	340,476
Credit	Investments at market value (a) (b)	198,661
			Written options at value (a)	9,871
Foreign Exchange	Investments at market value (b)	10,929
	OTC swap contracts at market value (c)	1,657,132
	Unrealized appreciation on forward foreign currency exchange contracts	6,839,478	Unrealized depreciation on forward foreign currency exchange contracts	8,557,133
			Written options at value	323,606

Total		$9,933,542		$10,097,623

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(a)	Financial instrument not subject to a master netting agreement.
(b)	Represents purchased options which are part of investments as shown in the Statement of Assets and Liabilities.
(c)	Excludes OTC swap interest receivable of $263,306 and OTC swap interest payable of $173,777.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2015.

Counterparty	Derivative Assets subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$1,643,482	$(1,643,482)	$—	$—
Barclays Bank plc	5,328,761	(1,944,898)	(1,754,926)	1,628,937
Citibank N.A.	1,304,136	(1,304,136)	—	—
Deutsche Bank AG	84,756	—	(84,756)	—
Goldman Sachs & Co.	116,551	—	—	116,551
JPMorgan Chase Bank N.A.	91,380	—	—	91,380
Morgan Stanley Capital Services, Inc.	255,720	—	(205,030)	50,690
UBS AG	23,229	—	—	23,229

	$8,848,015	$(4,892,516)	$(2,044,712)	$1,910,787

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2015.

Counterparty	Derivative Liabilities subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$3,385,183	$(1,643,482)	$—	$1,741,701
Barclays Bank plc	1,944,898	(1,944,898)	—	—
Citibank N.A.	3,550,658	(1,304,136)	—	2,246,522

	$8,880,739	$(4,892,516)	$—	$3,988,223

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

MSF-38

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$(956,455)	$(1,683,244)	$—	$(2,639,699)
Forward foreign currency transactions	—	—	10,431,819	10,431,819
Futures contracts	182,141	—	—	182,141
Swap contracts	(7,410,120)	—	88,067	(7,322,053)
Written options	236,409	1,325,694	579,955	2,142,058

	$(7,948,025)	$(357,550)	$11,099,841	$2,794,266

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Investments (a)	$(530,162)	$268,350	$(214,054)	$(475,866)
Forward foreign currency transactions	—	—	(8,087,371)	(8,087,371)
Futures contracts	(5,699,042)	—	—	(5,699,042)
Swap contracts	4,728,717	—	760,637	5,489,354
Written options	23,703	(120,158)	374,415	277,960

	$(1,476,784)	$148,192	$(7,166,373)	$(8,494,965)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Investments (a)	$396,312,813
Forward foreign currency transactions	498,855,843
Futures contracts long	195,533,333
Futures contracts short	(277,846,720)
Swap contracts	31,699,395
Written options	(615,800,234)

‡	Averages are based on activity levels during the period.
(a)	Represents purchased options which are part of net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

Written Options

The Portfolio transactions in written options during the six months ended June 30, 2015:

Call Options	Notional Amount*	Number of Contracts	Premium Received
Options outstanding December 31, 2014	—	—	$—
Options written	90,800,000	325,200	994,192
Options expired	(38,200,000)	—	(446,940)

Options outstanding June 30, 2015	52,600,000	325,200	$547,252

Put Options	Notional Amount*	Number of Contracts	Premium Received
Options outstanding December 31, 2014	205,000,000	7,293	$547,035
Options written	1,473,809,000	—	1,442,309
Options bought back	—	(608)	(20,824)
Options expired	(1,648,034,000)	(6,685)	(1,687,671)

Options outstanding June 30, 2015	30,775,000	—	$280,849

*	Amount shown is in the currency in which the transaction was denominated.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The

MSF-39

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

MSF-40

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$341,933,351	$338,828,811	$263,079,753	$192,960,739

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$246,086,770	$237,203,688

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$3,847,514	0.650%	Of the first $500 million
	0.550%	On amounts in excess of $500 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Western Asset Management Company is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.055%	On the first $500 million
0.025%	On the next $500 million
0.050%	On amounts in excess of $1 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of

MSF-41

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$53,344,080	$46,899,918	$—	$—	$53,344,080	$46,899,918

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Other Accumulated Capital Losses	Total
$70,478,730	$—	$(36,456,265)	$(16,715,740)	$(3,123,004)	$14,183,721

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards of $620,227.

As of December 31, 2014, the Portfolio had post-enactment long-term accumulated capital losses of $3,123,004. The pre-enactment accumulated capital loss carryforwards and expiration dates were as follows:

Expiring 12/31/18	Expiring 12/31/17	Total
$2,454,113	$14,261,627	$16,715,740

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-42

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio Opinion

Report of Independent Registered Public Accounting Firm

To the Shareholders of Western Asset Management Strategic Bond Opportunities Portfolio and the Board of Trustees of Metropolitan Series Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Management Strategic Bond Opportunities Portfolio, one of the portfolios constituting Metropolitan Series Fund (the “Trust”), as of June 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2014, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Management Strategic Bond Opportunities Portfolio of Metropolitan Series Fund as of June 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2014, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 26, 2015

MSF-43

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the Western Asset Management U.S. Government Portfolio returned 0.49%, 0.39%, and 0.48%, respectively. The Portfolio’s benchmark, the Barclays U.S. Intermediate Government Bond Index1, returned 0.82%.

MARKET ENVIRONMENT / CONDITIONS

Despite a very sluggish start to 2015, the U.S. economy generally improved over the first half of 2015, as the post-crisis trend of modest economic growth continued. While setting the stage for an eventual lift-off from near zero rates, the Federal Reserve (the “Fed”) remained highly accommodative throughout the period. Equity market gains were modest, with the S&P 500 Index up a modest 1.2% over the period. International events, such as the reignited crisis in Greece, threatened to roil markets but largely had only modest effects.

While setting the stage for a future rate hike, the Fed repeated its mantra of “data dependency” and reiterated that once rate increases begin, they would likely occur at a very gradual pace. Early in the year, markets thought a June rate increase was on the table. However, a disappointing first quarter and a spell of rather weak economic data rendered this potential liftoff date unrealistic. While the Fed may want to move away from an extended period of emergency policy and begin normalization, it also does not want to make a mistake and risk upsetting an economic recovery that has consistently struggled to firmly take hold and accelerate. The Fed is also aware that most measures of inflation have remained below target and that wage growth has yet to accelerate. The U.S. dollar continued to strengthen over the period with the U.S. Trade-Weighted Dollar Index up over 6%. As the Fed contemplated a rate hike, other major central banks were generally becoming more accommodative.

The economy grew at a real annualized rate of 2.2% in the fourth quarter of 2014, resulting in 2.4% annual growth for the year. In a familiar pattern, expectations for the economy heading into 2015 were fairly high, only to be dashed in the first months of the year. First quarter growth registered a small contraction, largely driven by harsh winter weather which slowed economic activity. The story in 2014 was quite similar, with brutal winter weather acting as a drag on growth. However, growth for the second quarter of 2015 is tracking higher and the Fed’s most recent survey indicated the central bank expects growth in the range of 1.8% to 2.0% in 2015 (which is lower than their previous forecast). The housing market has shown steady improvement and there has been momentum recently in retail sales and consumer spending. Manufacturing related data, however, has been weak.

The labor market continued to improve over the period, as the unemployment rate dropped from 5.6% at the end of 2014 to 5.3% by the end of June. Nonfarm payroll gains averaged 208,000 per month over the first six months, down from 2014’s average of 259,700 but still registering steady improvement. However, economists have for a long time been looking for a meaningful pickup in the wages workers earn but this still remains elusive. The average monthly increase in wages was just 0.2% over the period. Long-term unemployment still remains a concern.

After the price of West Texas Intermediate (WTI) crude oil plunged by about 46% last year to end 2014 at $53 per barrel, oil prices fell a bit further in the first quarter but recovered in the second quarter, stabilizing near $60 per barrel. This stabilization benefited energy producers, a major component of high-yield bond indices, which suffered during the price plunge. Many producers had responded to the drop in oil prices by reducing capital expenditures, raising equity capital and retiring older and less efficient rigs. Going forward, the survivors are generally better situated to operate profitably despite lower prices.

The renewed crisis in Greece made headlines almost daily during the second quarter of 2015, as Greece attempted to negotiate a new bailout package with its creditors on more favorable terms. The risk of Greece leaving the Eurozone became quite real, and despite a potential new bailout package (negotiated in early July), Greece is far from out of the woods. However, economists generally feel that the effects of a Greece exit would now be much more contained compared to several years ago when a larger contagion was much more likely.

U.S. Treasury rates generally ended the first half of 2015 higher, especially at the longer end of the yield curve. Rates actually ended the first quarter lower, only to increase in the second quarter of the year. While 5-year and shorter maturities saw small yield decreases, the 10-year yield increased by 18 basis points (“bps”) while the 30-year yield increased by 36 bps. Part of this increase was driven by global moves, notably an increase European yields despite the European Central Bank’s quantitative easing programs. European yields, such as the German bund yield, had in many cases become unsustainably low and were primed to move higher. Better than expected economic data, pointing towards a possible resurgence in growth on the Continent, may have been the trigger to move higher. As European yields increased, U.S. Treasury yields rose in kind for much of the second quarter. This occurred even as market expectations for the timing of a Fed rate liftoff were generally being pushed out.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Western Asset Management U.S. Government Portfolio underperformed its benchmark for the six month reporting period. The largest detractor from performance during the period was the Portfolio’s yield curve positioning. We increased the Portfolio’s overweight to the back end of the yield curve on the period, which was not beneficial to performance as the yield curve meaningfully steepened from January to June. We also maintained a tactically overweight duration stance. This hurt performance as rates generally rose across all maturities on a year to date basis.

The main contributor to performance was the Portfolio’s overweight to Agency debentures as the sector generated excess returns on the period, particularly in February.

MSF-1

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*—(Continued)

Agency mortgage-backed securities (“MBS”) underperformed Treasuries of similar interest rate risk during the first half of 2015, yet allocations to this sector contributed to performance as we actively traded within the coupon stack to take advantage of relative value with in the sector. Non- Agency mortgages added to performance, as our bias towards lower dollar priced securities in the sector benefited from price appreciation based on ongoing investor demand, positive carry and continued principal paydowns.

Economic data, while somewhat stagnant in recent months, continue to support our expectation for modest growth domestically. As of period end, the Fed remained highly accommodative, and will remain accommodative following the initial increase in interest rates that is on the horizon. We believed that the most likely time frame for an interest rate increase is September, although the likelihood of September liftoff has decreased recently due to softer economic data. Nonetheless, we continued to believe that accommodative central bank policy domestically, and particularly abroad, will support the global recovery and risk assets generally.

Over the last six months, we reduced exposure to U.S. Treasuries and added to Agency Bonds, Non-Agency MBS & Agency MBS. We generally increased the Portfolio’s duration positioning over the first half of the year as rates trended higher. We also increased the Portfolio’s overweight to longer maturities as the curve steepened significantly over the period.

At period end, the Portfolio is positioned to reflect our expectation for modest U.S. economic growth and low inflation even as the Federal Reserve is likely to raise policy rates in the second half of the year. The Portfolio’s exposure to interest rate risk was conservatively positioned relative to an average of 1-year to 10-year U.S. government securities, as shorter-dated interest rates are expected to trend higher over the remainder of the year. However, the Portfolio held significant exposure to long-dated interest rates, as at period end we considered longer maturity bond yields above 3% representing fair value in an environment of low inflation and sluggish global growth. While we expected inflation to remain low for some time due to overcapacity in global goods markets, including commodities, at period end the Portfolio held a moderate position in long-dated inflation-linked Treasury Inflation-Protected Securities.

At period end, the Portfolio held an 18% weighting in Agency MBS, which is at the low end of the historic range for exposure to Agency MBS in this Portfolio. Recent underperformance of this sector reflects the higher interest rate volatility seen in capital markets this year. While making MBS somewhat more attractive at current yields, the option-adjusted yield advantage of MBS remains fairly low relative to its historical average. Over the period, we found better opportunities for additional yield in sectors outside of Agency debentures and Agency MBS. These included U.S. dollar bonds from select emerging market issuers and non-Agency MBS.

S. Kenneth Leech

Mark S. Lindbloom

Fredrick Marki

Portfolio Managers

Western Asset Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

A $10,000 INVESTMENT COMPARED TO THE BARCLAYS U.S. INTERMEDIATE GOVERNMENT BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
Western Asset Management U.S. Government Portfolio
Class A	0.49	1.16	2.35	2.96
Class B	0.39	0.98	2.11	2.70
Class E	0.48	1.07	2.21	2.80
Barclays U.S. Intermediate Government Bond Index	0.82	1.79	2.06	3.67

1 The Barclays U.S. Intermediate Government Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities between one and ten years.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	81.5
Corporate Bonds & Notes	11.0
Foreign Government	8.3
Mortgage-Backed Securities	7.3
Asset-Backed Securities	0.8

MSF-3

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Western Asset Management U.S. Government Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.48%	$1,000.00	$1,004.90	$2.39
	Hypothetical*	0.48%	$1,000.00	$1,022.41	$2.41

Class B(a)	Actual	0.73%	$1,000.00	$1,003.90	$3.63
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

Class E(a)	Actual	0.63%	$1,000.00	$1,004.80	$3.13
	Hypothetical*	0.63%	$1,000.00	$1,021.67	$3.16

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—81.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—23.1%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	9,400,000	$9,513,871
3.000%, TBA (a)	33,800,000	34,944,446
3.500%, TBA (a)	15,000,000	15,819,609
4.500%, 03/01/20	88,146	92,233
5.000%, 03/01/18	103,955	108,822
6.500%, 06/01/17	36,728	37,525
7.000%, 07/01/15	21	21
7.500%, 02/01/16	1,295	1,297
Fannie Mae 20 Yr. Pool
3.500%, 04/01/33	674,326	705,935
4.500%, 11/01/31	1,332,169	1,451,331
4.500%, 12/01/31	1,784,618	1,945,013
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	12,425,850	12,446,351
3.500%, TBA (a)	32,800,000	33,741,907
4.000%, 07/01/42	5,238,557	5,576,508
4.000%, 05/01/43	23,752,910	25,399,663
4.000%, TBA (a)	29,000,000	30,656,963
4.500%, 04/01/41	15,102,056	16,371,710
4.500%, 10/01/41	11,605,228	12,585,229
4.500%, 07/01/44	377,813	414,899
4.500%, 10/01/44	2,462,532	2,699,328
4.500%, 01/01/45	193,361	213,207
4.500%, TBA (a)	7,800,000	8,432,532
5.000%, 07/01/33	443,007	491,030
5.000%, 09/01/33	542,746	602,058
5.000%, 10/01/35	1,493,773	1,656,919
5.000%, 03/01/36	2,474,595	2,733,238
5.000%, 01/01/39	19,300	21,441
5.000%, 08/01/39	46,228	51,047
5.000%, 12/01/39	37,478	41,744
5.000%, 05/01/40	64,976	72,405
5.000%, 07/01/40	67,472	75,024
5.000%, 11/01/40	1,719,487	1,915,927
5.000%, 01/01/41	75,639	84,289
5.000%, 02/01/41	88,211	97,634
5.000%, 04/01/41	187,773	209,245
5.000%, 05/01/41	3,871,691	4,314,265
5.000%, 06/01/41	331,679	369,609
5.000%, 07/01/41	3,896,270	4,297,818
5.000%, TBA (a)	13,900,000	15,355,156
6.000%, 04/01/33	119,184	136,281
6.000%, 02/01/34	26,117	29,877
6.000%, 11/01/35	269,201	307,697
6.000%, 08/01/37	582,408	665,894
6.500%, 03/01/26	1,640	1,883
6.500%, 04/01/29	80,086	91,972
7.000%, 11/01/28	2,593	2,891
7.000%, 02/01/29	2,157	2,247
7.000%, 01/01/30	2,360	2,438
7.000%, 10/01/37	41,847	50,574
7.000%, 11/01/37	33,980	37,440
7.000%, 12/01/37	31,877	36,321
7.000%, 02/01/38	26,112	28,343
7.000%, 08/01/38	41,464	45,138

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 09/01/38	3,131	3,207
7.000%, 11/01/38	225,745	262,797
7.000%, 02/01/39	2,319,107	2,713,430
7.500%, 04/01/32	14,314	14,733
8.000%, 05/01/28	4,560	5,251
8.000%, 07/01/32	918	1,009
11.500%, 09/01/19	5	5
Fannie Mae ARM Pool
1.792%, 07/01/37 (b)	56,370	60,033
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (c)	3,977,708	823,645
4.000%, 04/25/42 (c)	5,860,721	1,370,702
4.500%, 11/25/39 (c)	3,712,299	751,828
Fannie Mae Pool
3.500%, 08/01/42	14,966,974	15,447,998
3.500%, 09/01/42	1,024,782	1,057,746
3.500%, 10/01/42	7,133,669	7,362,730
3.500%, 05/01/43	439,816	454,493
4.000%, 10/01/42	2,992,928	3,193,384
4.000%, 11/01/42	3,012,403	3,214,918
4.000%, 07/01/43	90,182	96,254
4.000%, 08/01/43	2,067,328	2,206,867
5.000%, 05/01/40	36,101	40,221
6.500%, 12/01/27	5,060	5,137
6.500%, 05/01/32	36,393	40,881
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	860,628	801,090
3.000%, 12/25/27 (c)	11,137,242	1,179,982
5.500%, 07/25/41	7,597,248	8,884,861
5.500%, 04/25/42	3,802,092	4,278,243
5.913%, 09/25/42 (b) (c)	1,978,543	402,107
5.913%, 07/25/43 (b) (c)	2,308,408	576,881
5.963%, 03/25/42 (b) (c)	13,999,541	2,252,442
5.963%, 12/25/42 (b) (c)	1,521,909	298,794
5.963%, 03/25/43 (b) (c)	5,017,658	1,364,820
6.000%, 05/25/42	2,626,543	2,984,572
6.313%, 02/25/42 (b) (c)	3,279,859	756,289
6.343%, 12/25/40 (b) (c)	1,879,217	298,438
6.343%, 01/25/41 (b) (c)	2,370,313	432,810
6.363%, 10/25/41 (b) (c)	8,276,804	1,431,068
6.463%, 02/25/41 (b) (c)	1,376,583	286,811
6.463%, 03/25/42 (b) (c)	3,385,135	606,173
6.500%, 06/25/39	538,283	603,561
6.500%, 07/25/42	4,706,624	5,428,164
9.750%, 11/25/18	1,046,238	1,149,625
9.750%, 08/25/19	342,368	374,793
Fannie Mae Whole Loan
3.551%, 01/25/43 (b)	418,093	424,720
Freddie Mac 20 Yr. Gold Pool
3.500%, 09/01/33	2,864,611	2,993,760
3.500%, 10/01/33	827,503	864,791
Freddie Mac 30 Yr. Gold Pool
3.000%, TBA (a)	10,000,000	9,940,234
5.000%, 08/01/33	35,428	39,510
6.000%, 10/01/36	1,535,560	1,757,217

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 09/01/39	567,432	$653,676
8.000%, 12/01/19	1,884	1,902
8.000%, 09/01/30	5,309	6,690
Freddie Mac 30 Yr. Non-Gold Pool
8.000%, 07/01/20	3,217	3,252
Freddie Mac ARM Non-Gold Pool
1.838%, 05/01/37 (b)	43,699	45,856
1.945%, 02/01/37 (b)	19,921	20,985
2.431%, 01/01/35 (b)	20,819	22,284
2.495%, 05/01/37 (b)	57,662	61,777
Freddie Mac Gold Pool
3.500%, 10/01/42	1,478,124	1,525,812
3.500%, 02/01/44	672,176	693,837
4.000%, 04/01/43	2,180,058	2,327,110
4.000%, 08/01/43	1,292,351	1,379,783
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	304,579	335,582
6.000%, 05/15/36	1,100,601	1,252,824
6.415%, 11/15/41 (b) (c)	4,513,696	864,544
8.500%, 06/15/21	16,465	18,187
Ginnie Mae I 30 Yr. Pool
5.500%, 06/15/36	782,078	893,133
6.000%, 03/15/33	1,241,308	1,450,177
6.500%, 06/15/31	4,758	5,428
6.500%, 08/15/34	274,480	315,881
7.500%, 01/15/29	11,209	12,163
7.500%, 09/15/29	2,922	3,348
7.500%, 02/15/30	1,752	1,843
8.500%, 05/15/18	6,516	6,545
8.500%, 06/15/25	39,656	47,715
9.000%, 12/15/16	1,206	1,213
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	29,500,000	29,778,866
3.500%, TBA (a)	40,100,000	41,617,853
4.000%, TBA (a)	5,000,000	5,298,731
4.500%, 01/20/40	1,414,788	1,543,757
4.500%, 05/20/40	1,992,605	2,174,256
4.500%, 09/20/40	39,158	42,728
4.500%, 01/20/41	297,050	324,772
4.500%, 07/20/41	2,078,069	2,267,533
5.000%, 07/20/40	1,508,725	1,680,400
6.000%, 11/20/34	2,441	2,848
6.000%, 06/20/35	3,923	4,504
6.000%, 07/20/36	258,292	293,268
6.000%, 09/20/36	12,418	14,100
6.000%, 07/20/38	705,425	800,999
6.000%, 09/20/38	1,949,339	2,213,394
6.000%, 06/20/39	7,223	8,304
6.000%, 05/20/40	163,368	188,041
6.000%, 06/20/40	449,449	515,309
6.000%, 08/20/40	216,621	249,082
6.000%, 09/20/40	560,627	642,629
6.000%, 10/20/40	353,717	401,605
6.000%, 11/20/40	480,013	553,398
6.000%, 01/20/41	458,574	523,826

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 03/20/41	2,004,884	2,276,344
6.000%, 07/20/41	394,243	452,407
6.000%, 12/20/41	288,562	330,748
6.500%, 10/20/37	541,093	632,113
Government National Mortgage Association
0.552%, 10/16/54 (b) (c)	36,667,084	1,540,091
0.664%, 05/16/54 (b) (c)	23,941,702	1,173,862
0.700%, 03/16/49 (b) (c)	14,457,315	646,921
0.758%, 09/16/51 (b) (c)	92,318,580	5,808,131
0.767%, 02/16/53 (b) (c)	21,552,989	1,250,160
0.884%, 05/16/54 (b) (c)	21,569,930	1,325,666
0.894%, 11/16/55 (b) (c)	36,123,388	2,735,371
0.923%, 09/16/46 (b) (c)	84,035,225	3,811,502
0.929%, 06/16/55 (b) (c)	15,669,324	935,051
0.941%, 01/16/53 (b) (c)	15,968,535	1,212,187
1.021%, 09/16/55 (b) (c)	23,969,211	1,666,987
1.037%, 01/16/57 (b) (c)	40,290,724	3,522,255
1.052%, 09/16/56 (b) (c)	46,612,704	4,019,926
1.073%, 09/16/44 (b) (c)	21,132,128	1,472,550
1.216%, 02/16/46 (b) (c)	28,041,647	2,095,569
1.273%, 02/16/48 (b) (c)	20,093,648	1,410,172
2.250%, 03/16/35	6,123,268	6,175,383
Government National Mortgage Association (CMO)
0.562%, 12/20/60 (b)	20,889,147	20,892,114
0.582%, 12/20/60 (b)	7,426,642	7,425,758
0.662%, 03/20/61 (b)	5,911,400	5,928,779
0.682%, 12/20/60 (b)	54,657,097	54,865,118
5.915%, 08/16/42 (b) (c)	2,090,685	358,164
6.313%, 03/20/39 (b) (c)	786,140	109,073
6.463%, 01/20/40 (b) (c)	1,821,507	332,547

		574,021,969

Federal Agencies—38.7%
Federal Farm Credit Bank
0.250%, 09/10/15	25,000,000	25,004,825
0.375%, 03/03/16	20,000,000	20,008,980
0.390%, 05/09/16	20,000,000	19,992,240
0.450%, 02/03/16	25,000,000	25,028,925
0.500%, 08/23/16	25,000,000	25,027,025
0.820%, 02/21/17	20,000,000	19,939,380
1.100%, 06/01/18	20,000,000	20,011,700
1.500%, 11/16/15	20,000,000	20,093,680
1.950%, 11/15/17	19,980,000	20,541,957
Federal Home Loan Bank
0.340%, 01/25/16	20,000,000	20,015,500
0.500%, 10/17/16	15,000,000	15,002,430
0.625%, 11/23/16 (e)	20,000,000	20,012,120
0.750%, 03/24/17	23,000,000	23,033,235
1.375%, 12/11/15	20,000,000	20,103,460
2.000%, 09/09/16	20,000,000	20,361,460
2.125%, 06/09/23	17,700,000	17,107,900
2.750%, 06/08/18	15,000,000	15,697,455
5.250%, 12/11/20	12,000,000	14,116,956

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank of Chicago
5.625%, 06/13/16	43,170,000	$45,253,945
Federal Home Loan Mortgage Corp.
Zero Coupon, 11/29/19	10,000,000	9,121,650
5.000%, 12/14/18 (e)	13,241,000	14,857,938
Federal National Mortgage Association
Zero Coupon, 10/09/19	50,000,000	45,666,400
0.500%, 10/22/15	30,000,000	30,027,720
2.625%, 09/06/24 (e)	42,000,000	42,016,212
6.000%, 04/18/36	9,700,000	10,118,565
Financing Corp. Fico
Zero Coupon, 10/06/17	20,433,000	20,012,775
Zero Coupon, 05/11/18	40,000,000	38,592,520
Zero Coupon, 08/03/18	7,638,000	7,314,515
Zero Coupon, 12/27/18	16,254,000	15,486,665
Zero Coupon, 06/06/19	26,414,000	24,736,209
Zero Coupon, 09/26/19	14,535,000	13,473,640
Government Trust Certificates
Zero Coupon, 10/01/16	8,567,000	8,447,867
National Archives Facility Trust
8.500%, 09/01/19 (f)	2,470,734	2,845,226
New Valley Generation II
5.572%, 05/01/20 (f)	7,448,570	8,286,534
Overseas Private Investment Corp.
Zero Coupon, 11/18/16	8,000,000	8,073,648
Zero Coupon, 11/17/17	26,000,000	27,631,150
Zero Coupon, 07/30/19	20,000,000	20,538,000
Zero Coupon, 11/11/20	8,500,000	8,498,385
Zero Coupon, 11/13/20	5,000,000	5,119,315
Zero Coupon, 11/15/20	4,700,000	4,924,848
2.310%, 11/15/30 (f)	8,938,653	8,438,080
3.330%, 05/15/33	6,977,929	7,035,623
3.490%, 12/20/29 (f)	11,614,674	12,105,789
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	10,642,000	9,822,715
Zero Coupon, 07/15/20	10,000,000	9,050,560
Zero Coupon, 10/15/20	38,159,000	34,256,097
Tennessee Valley Authority
1.750%, 10/15/18 (e)	20,000,000	20,174,460
3.875%, 02/15/21	35,000,000	38,521,560
4.500%, 04/01/18	20,000,000	21,812,420
5.500%, 07/18/17 (e)	23,306,000	25,472,945

		958,833,204

U.S. Treasury—19.7%
U.S. Treasury Bonds
3.375%, 05/15/44	24,000,000	25,209,384
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (f)	17,493,340	15,508,931
1.375%, 02/15/44 (f)	34,514,080	36,843,780
U.S. Treasury Notes
0.250%, 11/30/15	10,000,000	10,007,030
0.375%, 01/31/16	26,000,000	26,034,528
0.375%, 05/31/16	10,000,000	10,007,030
0.375%, 10/31/16 (e)	30,000,000	29,981,250

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 08/31/16	19,000,000	19,026,714
0.875%, 11/30/16	25,000,000	25,146,475
0.875%, 01/31/17	10,000,000	10,055,470
1.500%, 07/31/16 (e)	68,000,000	68,828,784
1.875%, 11/30/21	29,000,000	28,811,964
2.000%, 02/15/25 (e)	3,190,000	3,099,283
2.125%, 09/30/21	26,000,000	26,260,000
2.125%, 12/31/21	71,090,000	71,645,355
3.125%, 01/31/17 (e)	80,000,000	83,287,520

		489,753,498

Total U.S. Treasury & Government Agencies (Cost $2,002,683,122)		2,022,608,671

Corporate Bonds & Notes—11.0%

Banks—1.7%
National Australia Bank, Ltd.
1.250%, 03/08/18 (144A) (e)	13,000,000	12,954,396
National Bank of Canada
2.200%, 10/19/16 (144A) (e)	13,000,000	13,265,681
Stadshypotek AB
1.875%, 10/02/19 (144A) (e)	5,000,000	5,001,445
UBS AG
0.750%, 03/24/17 (144A)	11,000,000	11,015,653

		42,237,175

Diversified Financial Services—8.4%
COP I LLC
3.650%, 12/05/21	8,608,801	9,128,204
National Credit Union Administration Guaranteed Notes
3.000%, 06/12/19	19,650,000	20,679,660
3.450%, 06/12/21	45,000,000	49,117,050
Postal Square, L.P.
6.500%, 06/15/22	8,070,840	8,977,615
Private Export Funding Corp.
1.375%, 02/15/17	25,000,000	25,139,000
2.250%, 12/15/17	40,000,000	41,118,640
2.300%, 09/15/20	28,000,000	28,155,232
4.950%, 11/15/15	25,406,000	25,857,541

		208,172,942

Multi-National—0.1%
Asian Development Bank
2.125%, 03/19/25	2,000,000	1,935,092
European Investment Bank
2.500%, 10/15/24 (e)	2,000,000	1,996,356

		3,931,448

Oil & Gas—0.8%
Ecopetrol S.A.
5.375%, 06/26/26	4,260,000	4,217,400

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras International Finance Co. S.A.
5.375%, 01/27/21 (e)	12,000,000	$11,541,600
Petroleos Mexicanos
6.375%, 01/23/45 (e)	3,610,000	3,704,762

		19,463,762

Total Corporate Bonds & Notes (Cost $273,758,995)		273,805,327

Foreign Government—8.3%

Sovereign—8.3%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	4,900,500
Egypt Government AID Bonds
4.450%, 09/15/15	20,000,000	20,165,420
Indonesia Government International Bonds
3.750%, 04/25/22 (144A) (e)	410,000	403,850
3.750%, 04/25/22	1,900,000	1,871,500
4.875%, 05/05/21	2,957,000	3,138,264
5.875%, 03/13/20	310,000	344,875
5.875%, 01/15/24 (144A)	1,060,000	1,171,300
Israel Government AID Bonds
Zero Coupon, 08/15/16	28,251,000	28,035,586
Zero Coupon, 09/15/16	10,000,000	9,914,580
Zero Coupon, 11/15/18	20,869,000	19,792,535
5.500%, 12/04/23	24,290,000	29,475,187
5.500%, 04/26/24	20,950,000	25,553,050
Mexico Government International Bonds
5.550%, 01/21/45 (e)	11,480,000	12,211,850
Peruvian Government International Bonds
5.625%, 11/18/50	4,000,000	4,460,000
Poland Government International Bonds
4.000%, 01/22/24	7,870,000	8,233,988
Turkey Government International Bonds
5.625%, 03/30/21	1,078,000	1,161,976
5.750%, 03/22/24 (e)	4,290,000	4,643,925
6.250%, 09/26/22	2,205,000	2,452,930
7.000%, 03/11/19	1,660,000	1,865,674
7.500%, 11/07/19	540,000	622,620
Ukraine Government AID Bonds
1.844%, 05/16/19	25,000,000	25,031,425

Total Foreign Government (Cost $204,583,182)		205,451,035

Mortgage-Backed Securities—7.3%

Collateralized Mortgage Obligations—5.7%
American Home Mortgage Assets Trust
0.377%, 09/25/46 (b)	937,637	689,657
0.377%, 12/25/46 (b)	2,787,321	1,925,936
Banc of America Funding Corp.
0.335%, 02/27/37 (144A) (b)	14,342,897	13,419,214
2.117%, 06/20/35 (b)	367,740	237,954

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust
0.346%, 09/29/36 (144A) (b)	13,828,056	13,274,932
Banc of America Mortgage 2005-F Trust
2.712%, 07/25/35 (b)	138,430	127,861
BCAP LLC Trust
0.331%, 11/27/36 (144A) (b)	21,768,257	20,266,513
Citigroup Mortgage Loan Trust, Inc.
2.510%, 10/25/35 (b)	266,230	263,352
Countrywide Alternative Loan Trust
0.387%, 07/20/46 (b)	3,348,658	2,482,340
0.477%, 05/25/34 (b)	2,659,469	2,575,991
Countrywide Home Loan Mortgage Pass-Through Trust
0.607%, 07/25/36 (144A) (b)	998,103	907,437
Fannie Mae Connecticut Avenue Securities
1.687%, 02/25/25 (b)	5,053,564	5,059,906
FDIC Structured Sale Guaranteed Notes
0.734%, 02/25/48 (144A) (b)	1,057,202	1,057,533
First Horizon Alternative Mortgage Securities
0.557%, 02/25/37 (b)	291,060	172,703
Freddie Mac Structured Agency Credit Risk Debt Notes
2.387%, 02/25/24 (b)	5,000,000	5,005,645
2.387%, 09/25/24 (b)	8,000,000	7,942,400
GMAC Mortgage Corp. Loan Trust
2.739%, 11/19/35 (b)	823,824	730,910
Greenpoint Mortgage Funding Trust
0.267%, 02/25/47 (b)	75,375	71,806
GSMPS Mortgage Loan Trust
0.537%, 01/25/35 (144A) (b)	434,503	364,370
0.587%, 06/25/34 (144A) (b)	758,109	658,224
3.338%, 06/25/34 (144A) (b)	4,484,072	4,211,360
GSR Mortgage Loan Trust
2.813%, 04/25/35 (b)	835,851	815,366
HarborView Mortgage Loan Trust
0.368%, 11/19/46 (b)	156,933	122,612
0.388%, 09/19/46 (b)	374,354	286,020
Impac Secured Assets CMN Owner Trust
0.507%, 03/25/36 (b)	4,781,014	3,452,465
JPMorgan Mortgage Trust
2.114%, 06/25/34 (b)	250,455	247,804
JPMorgan Resecuritization Trust
0.347%, 12/27/36 (144A) (b)	11,494,166	10,962,402
Luminent Mortgage Trust
0.377%, 05/25/46 (b)	3,131,075	2,499,268
MASTR Adjustable Rate Mortgages Trust
0.387%, 05/25/47 (b)	6,552,437	5,410,072
0.958%, 12/25/46 (b)	5,435,504	3,991,486
2.243%, 02/25/34 (b)	264,336	257,826
3.316%, 12/25/34 (b)	20,281	19,599
MASTR Reperforming Loan Trust
0.537%, 05/25/35 (144A) (b)	364,202	297,977
3.350%, 05/25/35 (144A) (b)	4,484,591	3,703,725
4.699%, 05/25/36 (144A) (b)	3,676,690	3,447,930
7.000%, 08/25/34 (144A)	454,923	474,796

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Mortgage Loan Trust
0.257%, 06/25/36 (b)	730,941	$375,593
2.445%, 07/25/35 (b)	363,670	333,277
NovaStar Mortgage Funding Trust
0.377%, 09/25/46 (b)	2,571,598	2,190,724
Provident Funding Mortgage Loan Trust
2.498%, 05/25/35 (b)	1,047,069	1,046,857
2.530%, 10/25/35 (b)	128,543	125,617
Residential Accredit Loans, Inc. Trust
0.347%, 01/25/37 (b)	478,295	372,721
RFMSI Trust
4.750%, 12/25/18	247,811	250,978
SACO I Trust
8.974%, 06/25/21 (144A) (b)	1,538,066	1,601,917
Structured Adjustable Rate Mortgage Loan Trust
2.545%, 05/25/35 (b)	4,705,254	4,357,922
Structured Agency Credit Risk Debt Notes
1.837%, 04/25/24 (b)	7,000,000	6,836,620
Structured Asset Mortgage Investments II Trust
0.367%, 07/25/46 (b)	301,073	240,451
Structured Asset Securities Corp.
0.537%, 04/25/35 (144A) (b)	3,227,489	2,673,952
3.365%, 06/25/35 (144A) (b)	186,134	165,807
Structured Asset Securities Corp. Mortgage Loan Trust
0.987%, 09/25/33 (144A) (b)	77,730	76,786
Thornburg Mortgage Securities Trust
6.088%, 09/25/37 (b)	53,397	54,810
WaMu Mortgage Pass-Through Certificates Trust
0.447%, 11/25/45 (b)	31,448	29,432
0.457%, 12/25/45 (b)	2,187,266	2,039,984
0.477%, 12/25/45 (b)	183,421	168,205
0.507%, 08/25/45 (b)	206,379	193,518
0.587%, 08/25/45 (b)	424,067	383,433
2.458%, 04/25/35 (b)	92,515	90,780

		141,044,776

Commercial Mortgage-Backed Securities—1.6%
FDIC Structured Sale Guaranteed Notes
2.980%, 12/06/20 (144A)	10,458,083	10,702,353
NCUA Guaranteed Notes Trust
2.900%, 10/29/20	30,000,000	30,780,720

		41,483,073

Total Mortgage-Backed Securities (Cost $184,119,680)		182,527,849

Asset-Backed Securities—0.8%

Asset-Backed - Home Equity—0.1%
Bayview Financial Asset Trust
0.787%, 12/25/39 (144A) (b)	232,030	222,623
EMC Mortgage Loan Trust
0.635%, 12/25/42 (144A) (b)	65,894	62,316

Asset-Backed - Home Equity—(Continued)
Home Equity Mortgage Loan Asset-Backed Trust
0.447%, 06/25/36 (b)	4,245,323	998,101
Morgan Stanley Mortgage Loan Trust
0.277%, 12/25/36 (b)	255,161	144,829
0.487%, 03/25/36 (b)	1,797,736	1,311,208
Option One Mortgage Loan Trust
0.767%, 06/25/33 (b)	150,155	140,978
Structured Asset Securities Corp. Mortgage Loan Trust
0.405%, 02/25/36 (144A) (b)	4,841,847	397,937

		3,277,992

Asset-Backed - Other—0.4%
Countrywide Home Equity Loan Trust
0.305%, 11/15/36 (b)	57,073	50,214
0.466%, 02/15/34 (b)	268,929	245,886
0.476%, 02/15/34 (b)	141,151	128,377
Countrywide Revolving Home Equity Loan Trust
0.326%, 07/15/36 (b)	1,282,898	1,091,434
GMAC Mortgage Corp. Loan Trust
0.365%, 12/25/36 (b)	583,592	514,799
0.395%, 11/25/36 (b)	3,091,061	2,707,006
GSR Mortgage Loan Trust
0.727%, 11/25/30 (b)	1,474	133
Ownit Mortgage Loan Trust
3.333%, 12/25/36 (b)	1,205,711	744,440
RAAC Series
0.455%, 05/25/36 (144A) (b)	1,533,294	1,384,806
SACO I Trust
0.447%, 06/25/36 (b)	849,364	1,411,438
0.487%, 04/25/36 (b)	311,585	539,125
0.707%, 06/25/36 (b)	14,388	21,470

		8,839,128

Asset-Backed - Student Loan—0.3%
NCUA Guaranteed Notes Trust
0.524%, 12/07/20 (b)	6,867,829	6,875,384

Total Asset-Backed Securities (Cost $23,728,066)		18,992,504

Short-Term Investments—3.6%

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (g)	84,110,786	84,110,786

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.2%
Bank of America Securities LLC Repurchase Agreement dated 06/30/15 at 0.100% to be repurchased at $3,000,008 on 07/01/15, collateralized by $3,039,000 U.S. Treasury Bond at 3.125% due 08/15/44, with a value of 3,043,163	3,000,000	$3,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $1,058,667 on 07/01/15, collateralized by $1,080,000 U.S. Treasury Note at 1.250% due 11/30/18 with a value of $1,082,700.	1,058,667	1,058,667

		4,058,667

Total Short-Term Investments (Cost $88,169,453)		88,169,453

Total Investments—112.5% (Cost $2,777,042,498) (h)		2,791,554,839
Other assets and liabilities (net)—(12.5)%		(311,184,690)

Net Assets—100.0%		$2,480,370,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $184,545,200 and the collateral received consisted of cash in the amount of $84,110,786 and non-cash collateral with a value of $106,063,551. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(h)	As of June 30, 2015, the aggregate cost of investments was $2,777,042,498. The aggregate unrealized appreciation and depreciation of investments were $55,912,050 and $(41,399,709), respectively, resulting in net unrealized appreciation of $14,512,341.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $134,147,235, which is 5.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/15	(1,000)	USD	(248,559,250)	$(103,250)
90 Day EuroDollar Futures	12/19/16	(1,000)	USD	(246,546,750)	(28,250)
U.S. Treasury Long Bond Futures	09/21/15	(324)	USD	(48,844,439)	(28,936)
U.S. Treasury Note 10 Year Futures	09/21/15	(210)	USD	(26,518,380)	22,286
U.S. Treasury Note 5 Year Futures	09/30/15	(802)	USD	(94,961,894)	(682,872)

Net Unrealized Depreciation					$(821,022)

(USD)—	United States Dollar

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,022,608,671	$—	$2,022,608,671
Total Corporate Bonds & Notes*	—	273,805,327	—	273,805,327
Total Foreign Government*	—	205,451,035	—	205,451,035
Total Mortgage-Backed Securities*	—	182,527,849	—	182,527,849
Total Asset-Backed Securities*	—	18,992,504	—	18,992,504
Short-Term Investments
Mutual Fund	84,110,786	—	—	84,110,786
Repurchase Agreements	—	4,058,667	—	4,058,667
Total Short-Term Investments	84,110,786	4,058,667	—	88,169,453
Total Investments	$84,110,786	$2,707,444,053	$—	$2,791,554,839

Collateral for Securities Loaned (Liability)	$—	$(84,110,786)	$—	$(84,110,786)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$22,286	$—	$—	$22,286
Futures Contracts (Unrealized Depreciation)	(843,308)	—	—	(843,308)
Total Futures Contracts	$(821,022)	$—	$—	$(821,022)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$2,791,554,839
Cash collateral on futures contracts	3,203,935
Receivable for:
Investments sold	582,446
TBA securities sold	88,956,149
Fund shares sold	72,891
Interest	8,908,833
Variation margin on futures contracts	101,129
Other assets	189,700

Total Assets	2,893,569,922
Liabilities
Due to custodian	431,647
Collateral for securities loaned	84,110,786
Payables for:
Investments purchased	476,144
TBA securities purchased	325,266,305
Fund shares redeemed	1,562,532
Accrued Expenses:
Management fees	932,339
Distribution and service fees	102,241
Deferred trustees’ fees	69,371
Other expenses	248,408

Total Liabilities	413,199,773

Net Assets	$2,480,370,149

Net assets consist of:
Paid in surplus	$2,508,062,730
Undistributed net investment income	17,221,793
Accumulated net realized loss	(58,795,393)
Unrealized appreciation on investments and futures contracts	13,881,019

Net Assets	$2,480,370,149

Net Assets
Class A	$1,971,682,295
Class B	478,282,859
Class E	30,404,995
Capital Shares Outstanding*
Class A	165,794,798
Class B	40,378,312
Class E	2,564,403
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.89
Class B	11.85
Class E	11.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,777,042,498.
(b)	Includes securities loaned at value of $184,545,200.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Interest	$24,332,690
Securities lending income	135,805

Total investment income	24,468,495
Expenses
Management fees	6,267,642
Administration fees	31,200
Custodian and accounting fees	118,560
Distribution and service fees—Class B	605,004
Distribution and service fees—Class E	23,718
Audit and tax services	32,472
Legal	14,250
Trustees’ fees and expenses	19,507
Shareholder reporting	65,685
Insurance	8,608
Miscellaneous	11,179

Total expenses	7,197,825
Less management fee waiver	(193,159)

Net expenses	7,004,666

Net Investment Income	17,463,829

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,273,033
Futures contracts	(1,827,099)

Net realized gain	5,445,934

Net change in unrealized appreciation (depreciation) on:
Investments	(10,984,859)
Futures contracts	3,253,051

Net change in unrealized depreciation	(7,731,808)

Net realized and unrealized loss	(2,285,874)

Net Increase in Net Assets From Operations	$15,177,955

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$17,463,829	$35,777,961
Net realized gain	5,445,934	347,895
Net change in unrealized appreciation (depreciation)	(7,731,808)	37,264,279

Increase in net assets from operations	15,177,955	73,390,135

From Distributions to Shareholders
Net investment income
Class A	(45,365,989)	(40,733,256)
Class B	(9,804,626)	(8,613,714)
Class E	(650,862)	(649,143)

Total distributions	(55,821,477)	(49,996,113)

Increase (decrease) in net assets from capital share transactions	(268,973,557)	109,004,508

Total increase (decrease) in net assets	(309,617,079)	132,398,530

Net Assets
Beginning of period	2,789,987,228	2,657,588,698

End of period	$2,480,370,149	$2,789,987,228

Undistributed net investment income
End of period	$17,221,793	$55,579,441

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	2,141,478	$26,084,346	17,953,364	$215,107,518
Reinvestments	3,815,474	45,365,989	3,414,355	40,733,256
Redemptions	(27,127,391)	(331,270,151)	(8,773,537)	(105,820,488)

Net increase (decrease)	(21,170,439)	$(259,819,816)	12,594,182	$150,020,286

Class B
Sales	1,284,950	$15,555,791	3,516,534	$42,235,299
Reinvestments	828,094	9,804,626	724,450	8,613,714
Redemptions	(2,680,760)	(32,438,097)	(7,216,678)	(86,693,848)

Net decrease	(567,716)	$(7,077,680)	(2,975,694)	$(35,844,835)

Class E
Sales	21,470	$260,037	100,613	$1,207,715
Reinvestments	54,925	650,862	54,550	649,143
Redemptions	(246,449)	(2,986,960)	(584,749)	(7,027,801)

Net decrease	(170,054)	$(2,076,061)	(429,586)	$(5,170,943)

Increase (decrease) derived from capital shares transactions		$(268,973,557)		$109,004,508

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.11		$12.01	$12.36	$12.21	$12.17	$11.86

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.16	0.13	0.13	0.18	0.17
Net realized and unrealized gain (loss) on investments	(0.02)		0.17	(0.22)	0.28	0.46	0.51

Total from investment operations	0.06		0.33	(0.09)	0.41	0.64	0.68

Less Distributions
Distributions from net investment income	(0.28)		(0.23)	(0.26)	(0.26)	(0.18)	(0.33)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	(0.04)

Total distributions	(0.28)		(0.23)	(0.26)	(0.26)	(0.60)	(0.37)

Net Asset Value, End of Period	$11.89		$12.11	$12.01	$12.36	$12.21	$12.17

Total Return (%) (b)	0.49	(c)	2.81	(0.74)	3.37	5.51	5.81

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.49	(d)	0.49	0.49	0.50	0.49	0.50
Net ratio of expenses to average net assets (%) (e)	0.48	(d)	0.48	0.48	0.48	0.49	0.49
Ratio of net investment income to average net assets (%)	1.35	(d)	1.35	1.05	1.03	1.51	1.36
Portfolio turnover rate (%)	101	(c)(f)	194 (f)	317 (f)	340 (f)	549	551
Net assets, end of period (in millions)	$1,971.7		$2,263.8	$2,094.9	$2,017.9	$1,904.6	$1,830.2

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.04		$11.95	$12.29	$12.15	$12.11	$11.81

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.13	0.10	0.10	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.01)		0.16	(0.21)	0.27	0.46	0.51

Total from investment operations	0.06		0.29	(0.11)	0.37	0.61	0.64

Less Distributions
Distributions from net investment income	(0.25)		(0.20)	(0.23)	(0.23)	(0.15)	(0.30)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	(0.04)

Total distributions	(0.25)		(0.20)	(0.23)	(0.23)	(0.57)	(0.34)

Net Asset Value, End of Period	$11.85		$12.04	$11.95	$12.29	$12.15	$12.11

Total Return (%) (b)	0.39	(c)	2.55	(0.91)	3.05	5.27	5.49

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.74	0.74	0.75	0.74	0.75
Net ratio of expenses to average net assets (%) (e)	0.73	(d)	0.73	0.73	0.73	0.74	0.74
Ratio of net investment income to average net assets (%)	1.11	(d)	1.10	0.80	0.78	1.26	1.12
Portfolio turnover rate (%)	101	(c)(f)	194 (f)	317 (f)	340 (f)	549	551
Net assets, end of period (in millions)	$478.3		$493.2	$524.9	$565.2	$538.2	$466.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.06		$11.97	$12.31	$12.16	$12.13	$11.82

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.14	0.11	0.11	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.01)		0.16	(0.21)	0.28	0.46	0.51

Total from investment operations	0.06		0.30	(0.10)	0.39	0.62	0.66

Less Distributions
Distributions from net investment income	(0.26)		(0.21)	(0.24)	(0.24)	(0.17)	(0.31)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	(0.42)	(0.04)

Total distributions	(0.26)		(0.21)	(0.24)	(0.24)	(0.59)	(0.35)

Net Asset Value, End of Period	$11.86		$12.06	$11.97	$12.31	$12.16	$12.13

Total Return (%) (b)	0.48	(c)	2.56	(0.75)	3.15	5.28	5.67

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64	(d)	0.64	0.64	0.65	0.64	0.65
Net ratio of expenses to average net assets (%) (e)	0.63	(d)	0.63	0.63	0.63	0.64	0.64
Ratio of net investment income to average net assets (%)	1.21	(d)	1.20	0.90	0.88	1.35	1.20
Portfolio turnover rate (%)	101	(c)(f)	194 (f)	317 (f)	340 (f)	549	551
Net assets, end of period (in millions)	$30.4		$33.0	$37.9	$43.8	$48.7	$57.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 41%, 68%, 137% and 164% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Western Asset Management U.S. Government Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

MSF-16

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to amortization of debt securities and paydown reclasses. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its

MSF-17

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $4,058,667, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase & Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement

MSF-18

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

MSF-19

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts*	$22,286	Unrealized depreciation on futures contracts*	$843,308

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(1,827,099)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$3,253,051

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$26,200,000
Futures contracts short	(214,850,000)

‡	Averages are based on activity levels during the period.

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or

MSF-20

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$2,721,960,171	$209,685,444	$3,182,790,436	$63,151,002

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$1,838,084,928	$1,847,020,292

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$6,267,642	0.550%	Of the first $500 million
	0.450%	On amounts in excess of $500 million

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Western Asset Management Company is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, MetLife Advisers has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.050%	On amounts over $200 million and under $500 million
0.010%	On amounts over $1 billion and under $2 billion
0.020%	On amounts in excess of $2 billion

MSF-21

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$49,996,113	$54,710,888	$—	$—	$49,996,113	$54,710,888

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Other Accumulated Capital Losses	Total
$55,688,077	$—	$6,310,414	$(48,983,863)	$13,014,628

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the Portfolio had post-enactment short-term accumulated capital losses in the amount of $8,627,044 and post-enactment long-term accumulated capital losses in the amount of $40,356,819.

MSF-22

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-23

Metropolitan Series Fund

WMC Balanced Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the WMC Balanced Portfolio returned 2.36%, 2.18%, and 2.25%, respectively. The Portfolio’s benchmarks, the Standard & Poor’s (“S&P”) 500 Index1 and the Barclays U.S. Aggregate Bond Index2, returned 1.23% and -0.10%, respectively. A blend of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) returned 0.79%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities and other developed-market stocks rose during the six month period as the S&P 500 Index posted a 1.2% return and the MSCI World Index posted a 2.9% return. Emerging markets also rose, with the MSCI Emerging Markets Index posting a return of 3.1%. The fixed income markets, on the other hand, fell during the period as the Barclays U.S. Aggregate Bond Index returned -0.10%, and the Barclays Global Aggregate Bond Index fell -3.08%. The yield on the 10-year U.S. Treasury note rose, beginning the year at 2.12% and ending June at 2.35%.

The end of 2014 was a microcosm of the predominant year-long global fixed income trends: falling U.S. Treasury yields and dollar strength. Monetary policy and growth in the U.S. increasingly diverged from other parts of the world. Many central banks eased monetary policy during the first quarter of 2015, with some resorting to radical measures to counter falling inflation and stimulate growth. Macroeconomic data remained mixed in March, with the U.S. hitting a soft patch and Europe showing signs of economic recovery. Concerns about Greece’s bailout, on the other hand, intensified and global economic growth moderated toward the end of the period. Meanwhile, the Federal Reserve acknowledged weak first-quarter growth in the U.S., but appeared optimistic about a second-quarter rebound, suggesting it is still on track to raise rates this year.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its custom benchmark, consisting of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index, for the period ended June 30, 2015.

The equity portion of the Portfolio outperformed its benchmark, the S&P 500 Index, for the six month period ended June 30, 2015. As the Portfolio is generally managed in an industry-neutral manner, nearly all of the value added over the period came from security selection. In particular, stock selection within the Consumer Staples, Information Technology, and Financials sectors aided relative results, while selection was weaker within Consumer Discretionary and Utilities. Another key driver of outperformance over the period was the health care providers & services industry, which was boosted by a wave of merger and acquisition activity in the managed care space.

Freescale Semiconductor, Apple, Santander Consumer USA Holdings and Aetna were among the stocks that contributed most to relative performance during the period. Not owning benchmark laggard Procter and Gamble also aided relative results. Western Digital was among the Portfolio’s top detractors. The Portfolio’s underweight exposure to Walt Disney Co. (eliminated during the period) and Gilead Sciences also weighed on relative performance, as did the decision to not own JPMorgan Chase.

The fixed income portion of the Portfolio also outperformed its benchmark, the Barclay’s U.S. Aggregate Bond Index, for the period. Allocations to Bank Loans and Collateralized Loan Obligations aided relative performance, as did the Portfolio’s positioning within Investment Grade Credit. Positive results were partially offset by allocations to non-U.S. dollar denominated bonds and Treasury Inflation Protected Securities (“TIPS”), which weighed on relative performance during the period. Duration and yield curve positioning also had a negative impact on performance.

During the period, the fixed income portion of the Portfolio used Treasury futures and swaps to manage duration and yield curve positioning. The Portfolio also used currency forwards, futures, and options to implement non-U.S. rate and currency positions. Credit default swaps (“CDS”) were used to manage credit exposure, and investment grade and high yield CDS index positions were used as a source of liquidity and to manage overall portfolio risk.

As mentioned, the equity portion of the Portfolio is generally industry-neutral relative to the benchmark. On an absolute basis, the Portfolio’s largest exposures were to the technology hardware & equipment, pharmaceuticals, biotechnology & life sciences, and health care & equipment services industries at the end of the period. Over the long term, within the Health Care sector, we are focusing on companies that will generate sustainable, innovation-driven growth. The Portfolio had less exposure to the automobiles & components and transportation industries, and no exposure to the telecommunication services industry.

MSF-1

Metropolitan Series Fund

WMC Balanced Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary*—(Continued)

As of the end of the period, the fixed income portion of the Portfolio was positioned with a modestly short U.S. duration bias. The Portfolio was underweight credit, but continued to favor Financials issuers. The Portfolio was overweight Agency Mortgage-Backed Securities (“MBS”) pass-throughs and Commercial MBS, and continued to own a small allocation to TIPS, as well as allocations to Non-Agency MBS, high quality Asset-Backed Securities, Collaterized Loan Obligations, High Yield (favoring BBs), non-U.S. dollar denominated bonds, and Bank Loans as of the end of the period.

Cheryl M. Duckworth

Mark D. Mandel

Joseph F. Marvan

Lucius T. Hill III

Campe Goodman

Portfolio Managers

Wellington Management Company LLP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-2

Metropolitan Series Fund

WMC Balanced Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX, THE BARCLAYS U.S. AGGREGATE BOND INDEX & THE RUSSELL 1000 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
WMC Balanced Portfolio
Class A	2.36	6.61	12.62	6.35
Class B	2.18	6.31	12.34	6.08
Class E	2.25	6.41	12.44	6.19
S&P 500 Index	1.23	7.42	17.34	7.89
Russell 1000 Index	1.71	7.37	17.58	8.13
Barclays U.S. Aggregate Bond Index	-0.10	1.86	3.35	4.44

1 The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2 Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

3 The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Equity Holdings

% of Net Assets
Apple, Inc.	3.4
Wells Fargo & Co.	1.5
Google, Inc.	1.3
Bank of America Corp.	1.1
Cisco Systems, Inc.	1.1

Top Fixed Income Issuers

% of Net Assets
Fannie Mae 30 Yr. Pool	11.1
Freddie Mac 30 Yr. Gold Pool	2.3
Ginnie Mae I 30 Yr. Pool	1.4
Ginnie Mae II 30 Yr. Pool	1.4
U.S. Treasury Inflation Indexed Notes	1.3

Top Equity Sectors

% of Net Assets
Information Technology	10.6
Financials	10.5
Health Care	9.3
Consumer Discretionary	7.1
Consumer Staples	5.7

Top Fixed Income Sectors

% of Net Assets
U.S. Treasury & Government Agencies	20.6
Corporate Bonds & Notes	13.3
Asset-Backed Securities	7.0
Mortgage-Backed Securities	6.5
Floating Rate Loans	2.4

MSF-3

Metropolitan Series Fund

WMC Balanced Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

WMC Balanced Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.50%	$1,000.00	$1,023.60	$2.51
	Hypothetical*	0.50%	$1,000.00	$1,022.32	$2.51

Class B(a)	Actual	0.75%	$1,000.00	$1,021.80	$3.76
	Hypothetical*	0.75%	$1,000.00	$1,021.08	$3.76

Class E(a)	Actual	0.65%	$1,000.00	$1,022.50	$3.26
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

MSF-4

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—57.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	44,960	$6,236,851
General Dynamics Corp.	14,730	2,087,094
Honeywell International, Inc.	73,761	7,521,409
Lockheed Martin Corp.	34,590	6,430,281
United Technologies Corp.	43,992	4,880,033

		27,155,668

Air Freight & Logistics—0.2%
Echo Global Logistics, Inc. (a)	16,480	538,237
FedEx Corp.	6,410	1,092,264
United Parcel Service, Inc. - Class B	13,810	1,338,327

		2,968,828

Airlines—0.0%
American Airlines Group, Inc.	6,140	245,201
United Continental Holdings, Inc. (a)	7,480	396,515

		641,716

Automobiles—0.4%
Harley-Davidson, Inc.	89,132	5,022,588

Banks—3.8%
Bank of America Corp.	886,960	15,096,059
Citizens Financial Group, Inc.	193,290	5,278,750
PNC Financial Services Group, Inc. (The)	112,280	10,739,582
Wells Fargo & Co.	351,580	19,772,859

		50,887,250

Beverages—2.0%
Anheuser-Busch InBev NV (ADR)	35,550	4,289,818
Coca-Cola Co. (The)	178,085	6,986,275
Dr Pepper Snapple Group, Inc.	37,342	2,722,232
Monster Beverage Corp. (a)	35,201	4,717,638
PepsiCo, Inc.	90,047	8,404,987

		27,120,950

Biotechnology—1.6%
Achillion Pharmaceuticals, Inc. (a) (b)	25,655	227,303
Alkermes plc (a) (b)	51,555	3,317,049
Alnylam Pharmaceuticals, Inc. (a) (b)	6,290	753,982
Arena Pharmaceuticals, Inc. (a) (b)	130,295	604,569
BioCryst Pharmaceuticals, Inc. (a) (b)	54,180	808,908
Blueprint Medicines Corp. (a)	6,900	182,781
Dicerna Pharmaceuticals, Inc. (a) (b)	37,200	518,940
Gilead Sciences, Inc.	28,550	3,342,634
GlycoMimetics, Inc. (a) (b)	55,683	442,680
Incyte Corp. (a)	3,730	388,703
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	896,058
Karyopharm Therapeutics, Inc. (a) (b)	4,887	132,975
Nivalis Therapeutics, Inc. (a) (b)	13,700	207,555
Novavax, Inc. (a) (b)	56,510	629,521
Otonomy, Inc. (a) (b)	19,512	448,581
PTC Therapeutics, Inc. (a) (b)	8,390	403,811
Puma Biotechnology, Inc. (a) (b)	1,190	138,933
Regeneron Pharmaceuticals, Inc. (a)	10,230	5,218,630

Biotechnology—(Continued)
Regulus Therapeutics, Inc. (a) (b)	25,920	284,083
TESARO, Inc. (a) (b)	14,520	853,631
Trevena, Inc. (a) (b)	70,270	439,890
Ultragenyx Pharmaceutical, Inc. (a) (b)	10,470	1,072,023

		21,313,240

Capital Markets—0.9%
Ameriprise Financial, Inc.	22,480	2,808,427
BlackRock, Inc.	7,040	2,435,699
Invesco, Ltd.	34,178	1,281,333
Janus Capital Group, Inc. (b)	43,540	745,405
Northern Trust Corp.	40,720	3,113,451
Raymond James Financial, Inc.	15,270	909,787
WisdomTree Investments, Inc. (b)	36,790	808,092

		12,102,194

Chemicals—1.1%
Cabot Corp.	32,840	1,224,604
Celanese Corp. - Series A	54,905	3,946,571
Dow Chemical Co. (The)	39,984	2,045,981
LyondellBasell Industries NV - Class A	22,260	2,304,355
Mosaic Co. (The)	40,690	1,906,327
Sherwin-Williams Co. (The)	12,896	3,546,658

		14,974,496

Communications Equipment—1.5%
Cisco Systems, Inc.	533,424	14,647,823
QUALCOMM, Inc.	93,100	5,830,853

		20,478,676

Construction Materials—0.2%
CRH plc (ADR)	47,510	1,335,506
Martin Marietta Materials, Inc. (b)	1,650	233,492
Summit Materials, Inc. - Class A (a)	46,000	1,173,000
Vulcan Materials Co.	2,810	235,843

		2,977,841

Consumer Finance—0.6%
Santander Consumer USA Holdings, Inc.	318,275	8,138,292

Containers & Packaging—0.4%
Ball Corp.	55,949	3,924,822
Owens-Illinois, Inc. (a)	57,100	1,309,874

		5,234,696

Diversified Financial Services—0.2%
McGraw Hill Financial, Inc.	11,690	1,174,261
MSCI, Inc.	13,866	853,452

		2,027,713

Electric Utilities—1.4%
American Electric Power Co., Inc.	13,360	707,679
Duke Energy Corp.	48,000	3,389,760
Edison International	46,270	2,571,686

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Eversource Energy (b)	33,300	$1,512,153
Exelon Corp. (b)	65,730	2,065,237
FirstEnergy Corp.	13,160	428,358
ITC Holdings Corp.	32,450	1,044,241
NextEra Energy, Inc.	65,030	6,374,891
Pinnacle West Capital Corp.	18,080	1,028,571

		19,122,576

Electrical Equipment—0.4%
AMETEK, Inc.	25,260	1,383,743
Eaton Corp. plc	54,030	3,646,485

		5,030,228

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc. (a)	6,610	368,838

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	11,369	701,467
Ensco plc - Class A (b)	20,420	454,753
Halliburton Co.	61,220	2,636,746
Patterson-UTI Energy, Inc. (b)	99,682	1,875,517
Tesco Corp.	92,040	1,003,236

		6,671,719

Food & Staples Retailing—1.0%
CVS Health Corp.	83,290	8,735,455
Walgreens Boots Alliance, Inc.	55,260	4,666,155

		13,401,610

Food Products—1.2%
Mondelez International, Inc. - Class A	227,741	9,369,265
Post Holdings, Inc. (a) (b)	62,854	3,389,716
SunOpta, Inc. (a)	53,580	574,913
TreeHouse Foods, Inc. (a)	27,150	2,199,965

		15,533,859

Gas Utilities—0.1%
UGI Corp.	44,750	1,541,638

Health Care Equipment & Supplies—2.2%
Abbott Laboratories	54,308	2,665,437
Baxter International, Inc.	45,498	3,181,675
Baxter International, Inc. (a)	17,100	649,800
Medtronic plc	180,247	13,356,303
St. Jude Medical, Inc.	82,490	6,027,544
Stryker Corp.	40,190	3,840,958

		29,721,717

Health Care Providers & Services—2.3%
Aetna, Inc.	52,510	6,692,925
Cardinal Health, Inc.	34,800	2,911,020
Cigna Corp.	14,153	2,292,786
HCA Holdings, Inc. (a)	64,850	5,883,192
McKesson Corp.	24,250	5,451,642

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	56,518	6,895,196

		30,126,761

Hotels, Restaurants & Leisure—1.2%
Chipotle Mexican Grill, Inc. (a)	4,670	2,825,303
Las Vegas Sands Corp. (b)	18,080	950,466
McDonald’s Corp.	40,461	3,846,627
Norwegian Cruise Line Holdings, Ltd. (a)	30,647	1,717,458
Starbucks Corp.	77,892	4,176,180
Wingstop, Inc. (a)	1,800	51,120
Wyndham Worldwide Corp. (b)	36,530	2,992,172

		16,559,326

Household Durables—0.5%
Mohawk Industries, Inc. (a)	21,640	4,131,076
Whirlpool Corp.	15,100	2,613,055

		6,744,131

Household Products—0.2%
Colgate-Palmolive Co.	49,830	3,259,380

Independent Power and Renewable Electricity Producers—0.1%
8Point3 Energy Partners L.P. (a)	13,100	243,922
NRG Energy, Inc.	20,280	464,006

		707,928

Industrial Conglomerates—0.8%
Danaher Corp.	104,510	8,945,011
General Electric Co.	87,000	2,311,590

		11,256,601

Insurance—3.2%
Allstate Corp. (The)	47,461	3,078,795
American International Group, Inc.	170,950	10,568,129
Assured Guaranty, Ltd.	143,093	3,432,801
Hartford Financial Services Group, Inc. (The)	123,446	5,131,650
Marsh & McLennan Cos., Inc.	125,080	7,092,036
Principal Financial Group, Inc.	86,260	4,424,275
Prudential Financial, Inc.	50,130	4,387,378
XL Group plc	134,790	5,014,188

		43,129,252

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (a)	23,849	10,352,612
Netflix, Inc. (a)	4,250	2,791,995

		13,144,607

Internet Software & Services—2.0%
Envestnet, Inc. (a)	15,087	609,967
Facebook, Inc. - Class A (a)	78,470	6,729,980
Google, Inc. - Class A (a)	33,130	17,891,525
Zillow Group, Inc. - Class A (a) (b)	11,453	993,433

		26,224,905

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.4%
Accenture plc - Class A	47,862	$4,632,084
Alliance Data Systems Corp. (a)	4,468	1,304,388
Automatic Data Processing, Inc.	37,564	3,013,760
Cognizant Technology Solutions Corp. - Class A (a)	53,939	3,295,134
Genpact, Ltd. (a)	202,251	4,314,014
Global Payments, Inc.	19,990	2,067,965
Heartland Payment Systems, Inc.	28,990	1,566,909
Visa, Inc. - Class A	128,184	8,607,556
WEX, Inc. (a)	29,650	3,379,210

		32,181,020

Leisure Products—0.1%
Arctic Cat, Inc.	29,755	988,164

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	53,130	2,049,755
Thermo Fisher Scientific, Inc.	25,060	3,251,786

		5,301,541

Machinery—1.1%
Caterpillar, Inc. (b)	13,330	1,130,651
Dover Corp.	32,470	2,278,744
Illinois Tool Works, Inc.	58,290	5,350,439
Luxfer Holdings plc (ADR)	82,500	1,072,500
Pentair plc	61,500	4,228,125

		14,060,459

Media—2.0%
Comcast Corp. - Class A	192,340	11,567,328
DreamWorks Animation SKG, Inc. - Class A (a) (b)	33,750	890,325
Interpublic Group of Cos., Inc. (The)	32,848	632,981
Time Warner Cable, Inc.	45,410	8,090,700
Twenty-First Century Fox, Inc. - Class A	155,379	5,056,809

		26,238,143

Metals & Mining—0.1%
Nucor Corp. (b)	9,865	434,751
Reliance Steel & Aluminum Co.	15,000	907,200

		1,341,951

Multi-Utilities—0.9%
Ameren Corp.	44,630	1,681,659
Dominion Resources, Inc.	60,605	4,052,656
DTE Energy Co.	17,581	1,312,246
MDU Resources Group, Inc. (b)	77,960	1,522,559
PG&E Corp.	46,020	2,259,582
Public Service Enterprise Group, Inc.	18,975	745,338
Sempra Energy	1,510	149,399

		11,723,439

Oil, Gas & Consumable Fuels—3.1%
Anadarko Petroleum Corp.	45,033	3,515,276
Chevron Corp.	61,305	5,914,093

Oil, Gas & Consumable Fuels—(Continued)
Cobalt International Energy, Inc. (a) (b)	395,785	3,843,072
CONSOL Energy, Inc. (b)	45,470	988,518
Enbridge, Inc. (b)	114,685	5,366,111
EOG Resources, Inc.	46,820	4,099,091
Exxon Mobil Corp.	21,600	1,797,120
Marathon Oil Corp.	38,830	1,030,548
Newfield Exploration Co. (a)	20,900	754,908
Occidental Petroleum Corp.	46,526	3,618,327
ONEOK, Inc.	8,776	346,477
Pioneer Natural Resources Co.	28,576	3,963,205
Southwestern Energy Co. (a) (b)	71,250	1,619,513
Valero Energy Corp.	63,240	3,958,824

		40,815,083

Paper & Forest Products—0.5%
Boise Cascade Co. (a)	71,189	2,611,213
International Paper Co.	71,870	3,420,293

		6,031,506

Personal Products—0.7%
Avon Products, Inc. (b)	223,265	1,397,639
Coty, Inc. - Class A	65,557	2,095,857
Estee Lauder Cos., Inc. (The) - Class A	62,807	5,442,855

		8,936,351

Pharmaceuticals—2.8%
Aerie Pharmaceuticals, Inc. (a) (b)	12,730	224,684
Allergan plc (a)	20,950	6,357,487
AstraZeneca plc (ADR) (b)	57,890	3,688,172
Bristol-Myers Squibb Co.	135,510	9,016,835
Johnson & Johnson	56,540	5,510,388
Merck & Co., Inc.	133,201	7,583,133
Mylan NV (a)	43,000	2,917,980
Ocular Therapeutix, Inc. (a) (b)	22,000	462,660
Relypsa, Inc. (a) (b)	13,475	445,888
Tetraphase Pharmaceuticals, Inc. (a) (b)	15,190	720,614

		36,927,841

Professional Services—0.7%
Equifax, Inc.	24,812	2,408,997
ManpowerGroup, Inc.	23,490	2,099,536
Nielsen NV	83,363	3,732,162
TransUnion (a)	17,700	444,270
TriNet Group, Inc. (a)	39,380	998,283

		9,683,248

Real Estate Investment Trusts—1.8%
American Tower Corp.	49,652	4,632,035
AvalonBay Communities, Inc.	33,928	5,424,069
Health Care REIT, Inc.	28,840	1,892,769
InfraREIT, Inc. (a) (b)	14,200	402,712
Public Storage	17,944	3,308,335
Simon Property Group, Inc.	15,893	2,749,807
SL Green Realty Corp.	30,940	3,399,997
Weyerhaeuser Co.	60,230	1,897,245

		23,706,969

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Road & Rail—0.3%
Celadon Group, Inc.	10,520	$217,554
J.B. Hunt Transport Services, Inc.	7,120	584,481
Kansas City Southern	3,520	321,024
Knight Transportation, Inc.	27,870	745,244
Landstar System, Inc.	20,870	1,395,577
Swift Transportation Co. (a)	43,350	982,744

		4,246,624

Semiconductors & Semiconductor Equipment—0.8%
Analog Devices, Inc.	9,600	616,176
Avago Technologies, Ltd.	22,300	2,964,339
First Solar, Inc. (a)	18,854	885,761
Freescale Semiconductor, Ltd. (a)	53,200	2,126,404
Intel Corp.	84,093	2,557,689
Linear Technology Corp.	14,100	623,643
Microchip Technology, Inc. (b)	13,230	627,433
SunEdison Semiconductor, Ltd. (a) (b)	16,600	286,682
SunPower Corp. (a) (b)	15,725	446,747

		11,134,874

Software—0.1%
SS&C Technologies Holdings, Inc.	16,410	1,025,625

Specialty Retail—1.8%
Advance Auto Parts, Inc.	40,492	6,449,971
L Brands, Inc.	35,019	3,002,179
Lowe’s Cos., Inc.	121,350	8,126,809
Ross Stores, Inc.	31,554	1,533,840
Signet Jewelers, Ltd.	34,614	4,438,899

		23,551,698

Technology Hardware, Storage & Peripherals—3.7%
Apple, Inc.	360,414	45,204,926
Western Digital Corp.	54,201	4,250,442

		49,455,368

Textiles, Apparel & Luxury Goods—0.2%
VF Corp.	29,150	2,032,921

Tobacco—0.6%
Altria Group, Inc.	159,040	7,778,646

Total Common Stocks (Cost $680,139,239)		760,750,695

U.S. Treasury & Government Agencies—20.6%

Agency Sponsored Mortgage-Backed—18.9%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	1,300,000	1,315,748
3.000%, 07/01/28	2,939,926	3,053,048
3.500%, 07/01/28	430,378	457,003
3.500%, 11/01/28	1,512,920	1,596,025

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	76,753	82,046
4.500%, 06/01/24	507,543	544,724
4.500%, 02/01/25	158,413	170,041
4.500%, 04/01/25	22,486	24,136
4.500%, 07/01/25	112,679	120,973
4.500%, 06/01/26	2,250,646	2,408,579
5.000%, TBA (c)	500,000	522,558
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	1,110,875	1,112,708
3.000%, 03/01/43	3,175,018	3,178,975
3.000%, 04/01/43	2,475,757	2,478,645
3.000%, 05/01/43	4,159,872	4,164,452
3.000%, 06/01/43	424,308	424,707
3.000%, TBA (c)	8,600,000	8,567,918
3.500%, 03/01/43	85,969	88,914
3.500%, 05/01/43	166,849	172,488
3.500%, 06/01/43	626,647	648,085
3.500%, 07/01/43	957,887	990,590
3.500%, 08/01/43	1,531,110	1,583,921
3.500%, TBA (c)	88,025,000	90,713,891
4.000%, 08/01/42	275,964	293,563
4.000%, TBA (c)	7,825,000	8,290,434
4.500%, 09/01/41	133,352	144,716
4.500%, 08/01/42	199,689	216,590
4.500%, 09/01/43	3,206,727	3,473,132
4.500%, 10/01/43	491,160	531,904
4.500%, 12/01/43	431,725	467,638
4.500%, 01/01/44	992,544	1,088,383
4.500%, TBA (c)	8,300,000	8,973,079
5.000%, 04/01/33	7,773	8,620
5.000%, 07/01/33	22,324	24,695
5.000%, 09/01/33	360,148	399,413
5.000%, 11/01/33	88,406	98,062
5.000%, 12/01/33	35,746	39,651
5.000%, 02/01/34	15,598	17,301
5.000%, 03/01/34	7,505	8,326
5.000%, 04/01/34	7,348	8,151
5.000%, 06/01/34	6,897	7,646
5.000%, 07/01/34	107,746	119,507
5.000%, 10/01/34	278,096	308,192
5.000%, 07/01/35	184,658	204,855
5.000%, 10/01/35	206,456	229,005
5.000%, 12/01/35	161,073	178,652
5.000%, 08/01/36	148,153	164,311
5.000%, 07/01/37	77,993	86,518
5.000%, 07/01/41	130,243	144,898
5.000%, 08/01/41	85,987	95,293
5.000%, TBA (c)	500,000	552,344
5.500%, 08/01/28	31,138	34,910
5.500%, 04/01/33	91,587	103,141
5.500%, 08/01/37	573,907	647,073
5.500%, 04/01/41	48,675	54,737
6.000%, 03/01/28	5,169	5,874
6.000%, 05/01/28	13,390	15,188

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 06/01/28	2,444	$2,772
6.000%, 02/01/34	365,636	418,276
6.000%, 08/01/34	200,788	229,576
6.000%, 04/01/35	1,652,401	1,890,466
6.000%, 02/01/38	132,148	151,228
6.000%, 03/01/38	50,412	57,689
6.000%, 05/01/38	160,411	184,018
6.000%, 10/01/38	45,159	51,687
6.000%, 12/01/38	61,061	69,710
6.000%, TBA (c)	1,600,000	1,817,211
6.500%, 05/01/40	1,197,259	1,374,946
Fannie Mae ARM Pool 2.973%, 03/01/41 (d)	130,341	139,605
3.129%, 03/01/41 (d)	208,224	221,567
3.163%, 12/01/40 (d)	320,169	338,941
3.359%, 06/01/41 (d)	365,658	386,719
3.518%, 09/01/41 (d)	269,389	284,999
Fannie Mae Pool 2.440%, 01/01/23	20,000	19,838
2.450%, 08/01/22	14,080	14,123
2.640%, 03/01/27	318,597	306,379
2.660%, 09/01/22	19,155	19,420
2.760%, 05/01/21	175,000	179,626
2.780%, 04/01/22	28,253	28,927
2.780%, 02/01/27	700,000	680,822
2.780%, 03/01/27	608,000	588,355
2.890%, 02/01/27	1,045,000	1,029,456
2.970%, 06/01/27	1,115,000	1,097,604
2.970%, 06/01/30	1,264,000	1,202,253
2.980%, 01/01/22	28,258	29,194
3.130%, 02/01/27	412,000	411,597
3.160%, 12/01/26	90,000	90,342
3.200%, 04/01/22	19,095	19,951
3.210%, 05/01/23	165,000	171,418
3.240%, 12/01/26	85,200	86,298
3.340%, 04/01/24	85,000	88,566
3.355%, 01/01/27	1,359,027	1,400,375
3.450%, 01/01/24	34,783	36,495
3.470%, 01/01/24	34,379	36,120
3.650%, 08/01/23	1,854,148	1,975,696
3.670%, 08/01/23	83,121	88,682
3.700%, 10/01/23	25,000	26,646
3.760%, 03/01/24	30,000	32,101
3.780%, 10/01/23	2,202,074	2,365,755
3.810%, 11/01/23	635,749	682,469
3.855%, 12/01/25	45,000	48,026
3.860%, 11/01/23	25,000	26,941
3.870%, 10/01/25	78,128	83,502
3.890%, 05/01/30	103,911	110,357
3.930%, 10/01/23	110,000	120,281
3.960%, 05/01/34	44,358	47,636
3.970%, 05/01/29	30,000	32,091
4.060%, 10/01/28	67,641	73,924

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae-ACES (CMO) 2.478%, 01/25/22 (d) (e)	1,701,127	178,630
3.329%, 10/25/23 (d)	505,000	526,100
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	1,021,493	1,059,328
3.000%, 08/01/29	714,187	742,271
3.000%, TBA (c)	200,000	207,050
3.500%, TBA (c)	1,500,000	1,580,544
4.000%, TBA (c)	2,000,000	2,095,859
Freddie Mac 20 Yr. Gold Pool 3.500%, 08/01/34	1,503,871	1,571,064
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	527,342	525,769
3.000%, 04/01/43	2,794,894	2,786,248
3.000%, 08/01/43	1,250,245	1,246,665
3.000%, TBA (c)	1,000,000	994,023
3.500%, 04/01/42	342,324	353,636
3.500%, 08/01/42	277,325	286,660
3.500%, 09/01/42	160,040	165,182
3.500%, 11/01/42	311,526	321,206
3.500%, 04/01/43	1,013,153	1,045,995
3.500%, 12/01/43	978,809	1,010,320
3.500%, TBA (c)	7,900,000	8,127,125
4.000%, 05/01/42	1,536,154	1,628,864
4.000%, 08/01/42	372,769	395,865
4.000%, 09/01/42	589,031	625,527
4.000%, 07/01/44	161,781	171,372
4.000%, TBA (c)	5,975,000	6,318,679
4.500%, 09/01/43	285,594	309,087
4.500%, 11/01/43	2,827,779	3,055,219
4.500%, TBA (c)	800,000	863,888
5.500%, 07/01/33	259,648	292,614
5.500%, 04/01/39	121,403	135,854
5.500%, 06/01/41	458,253	512,698
Freddie Mac ARM Non-Gold Pool
3.013%, 02/01/41 (d)	271,007	289,990
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.632%, 06/25/22 (d) (e)	1,927,102	160,620
1.681%, 12/25/18 (d) (e)	3,171,906	146,828
1.866%, 03/25/22 (d) (e)	1,480,930	137,747
1.906%, 05/25/19 (d) (e)	2,483,315	144,988
Freddie Mac REMICS (CMO)
4.500%, 03/15/41	277,336	315,546
FREMF Mortgage Trust (CMO)
3.079%, 10/25/47 (144A) (d)	770,000	775,461
Ginnie Mae (CMO)
0.929%, 02/16/53 (d) (e)	3,069,608	208,426
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (c)	3,900,000	3,936,563
3.500%, TBA (c)	1,300,000	1,348,649
4.000%, 09/15/42	1,739,387	1,853,000
4.000%, TBA (c)	2,400,000	2,550,500
4.500%, 04/15/41	1,504,106	1,634,669
4.500%, 02/15/42	3,022,189	3,286,913

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 12/15/38	100,487	$111,348
5.000%, 04/15/39	2,189,054	2,428,378
5.000%, 07/15/39	205,182	227,491
5.000%, 12/15/40	290,560	322,330
5.500%, 12/15/40	961,267	1,085,695
9.000%, 11/15/19	5,034	5,059
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (c)	7,700,000	7,991,458
4.000%, TBA (c)	9,800,000	10,385,513
5.000%, 10/20/39	51,623	57,494
Government National Mortgage Association (CMO)
4.000%, 05/16/42 (e)	174,113	29,242
5.000%, 10/16/41 (e)	782,622	143,011

		251,036,914

U.S. Treasury—1.7%
U.S. Treasury Bonds
2.750%, 08/15/42 (f)	350,000	325,637
3.000%, 11/15/44 (f)	595,000	582,031
U.S. Treasury Floating Rate Notes
0.085%, 07/31/16 (d) (f)	5,000,000	5,001,165
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (g)	17,185,386	16,856,441
U.S. Treasury Notes
0.625%, 12/31/16 (f)	250,000	250,527

		23,015,801

Total U.S. Treasury & Government Agencies (Cost $273,201,799)		274,052,715

Corporate Bonds & Notes—13.3%

Aerospace/Defense—0.0%
Triumph Group, Inc.
5.250%, 06/01/22	160,000	158,000

Agriculture—0.1%
BAT International Finance plc
2.750%, 06/15/20 (144A)	490,000	492,780
Reynolds American, Inc.
3.250%, 06/12/20	1,355,000	1,372,482

		1,865,262

Apparel—0.0%
William Carter Co. (The)
5.250%, 08/15/21	400,000	410,000

Auto Manufacturers—0.5%
Daimler Finance North America LLC
1.650%, 03/02/18 (144A)	1,600,000	1,593,134
Ford Motor Credit Co. LLC
1.461%, 03/27/17	1,560,000	1,553,025
2.240%, 06/15/18	535,000	535,362

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
4.207%, 04/15/16	125,000	127,842
4.250%, 02/03/17	400,000	415,751
General Motors Financial Co., Inc.
2.400%, 04/10/18	575,000	576,430
3.500%, 07/10/19	1,080,000	1,102,861
4.750%, 08/15/17	1,215,000	1,282,207

		7,186,612

Banks—4.1%
ABN AMRO Bank NV
2.450%, 06/04/20 (144A)	850,000	845,044
Banco Bilbao Vizcaya Argentaria S.A.
7.000%, 02/19/19 (EUR) (d)	1,000,000	1,116,243
9.000%, 05/09/18 (b) (d)	800,000	860,000
Banco do Brasil S.A
6.250%, 04/15/24 (d)	270,000	190,013
Banco Santander S.A.
6.250%, 03/12/19 (EUR) (d)	1,500,000	1,638,829
Bank of America Corp.
3.950%, 04/21/25	350,000	337,116
4.000%, 04/01/24	795,000	808,972
4.000%, 01/22/25	2,150,000	2,094,732
4.125%, 01/22/24	500,000	512,434
4.200%, 08/26/24	30,000	29,928
6.050%, 05/16/16	700,000	726,877
7.750%, 05/14/38	825,000	1,098,476
Barclays Bank plc
6.050%, 12/04/17 (144A)	2,325,000	2,529,691
8.000%, 12/15/20 (EUR) (d)	550,000	649,957
Barclays plc
8.250%, 12/15/18 (b) (d)	600,000	633,576
BPCE S.A.
4.000%, 04/15/24 (b)	375,000	378,577
5.150%, 07/21/24 (144A)	2,150,000	2,184,318
Capital One Financial Corp.
6.150%, 09/01/16	1,575,000	1,662,390
Capital One N.A.
1.650%, 02/05/18	925,000	917,907
CIT Group, Inc.
5.500%, 02/15/19 (144A)	540,000	562,950
Citigroup, Inc.
2.500%, 09/26/18	250,000	252,816
4.300%, 11/20/26	1,725,000	1,686,743
4.400%, 06/10/25	600,000	597,764
4.450%, 01/10/17	269,000	281,040
5.500%, 09/13/25	1,900,000	2,053,514
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.500%, 06/29/20 (EUR) (d)	200,000	224,642
Credit Agricole S.A.
4.375%, 03/17/25 (144A)	500,000	478,960
6.500%, 06/23/21 (EUR) (d)	450,000	504,191
6.625%, 09/23/19 (144A) (b) (d)	270,000	263,520
8.125%, 09/19/33 (144A) (d)	225,000	247,500

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse AG
5.750%, 09/18/25 (EUR) (d)	280,000	$346,427
Credit Suisse Group AG
6.250%, 12/18/24 (144A) (d)	465,000	445,819
Credit Suisse Group Guernsey I, Ltd.
7.875%, 02/24/41 (d)	250,000	261,388
Deutsche Bank AG
4.500%, 04/01/25	1,015,000	966,291
Export-Import Bank of India
2.750%, 08/12/20	290,000	283,490
Goldman Sachs Group, Inc. (The)
2.600%, 04/23/20	1,850,000	1,840,730
3.625%, 02/07/16	331,000	336,362
5.150%, 05/22/45	640,000	617,426
5.625%, 01/15/17	300,000	317,675
6.250%, 02/01/41	430,000	508,925
6.750%, 10/01/37	1,375,000	1,612,803
HSBC Holdings plc
5.250%, 09/16/22 (EUR) (d)	225,000	250,553
5.250%, 03/14/44	280,000	290,436
5.625%, 01/17/20 (d)	675,000	675,844
6.800%, 06/01/38	625,000	776,029
ING Groep NV
6.000%, 04/16/20 (b) (d)	330,000	325,669
6.500%, 04/16/25 (d)	225,000	216,984
JPMorgan Chase & Co.
2.200%, 10/22/19	525,000	520,374
2.600%, 01/15/16	520,000	524,126
2.750%, 06/23/20	1,500,000	1,501,599
5.600%, 07/15/41	125,000	141,720
5.625%, 08/16/43	220,000	234,621
6.000%, 01/15/18	725,000	798,585
KBC Groep NV
5.625%, 03/19/19 (EUR) (d)	190,000	207,320
LBI HF
6.100%, 08/25/11 (144A) (h)	320,000	36,000
Lloyds Banking Group plc
6.375%, 06/27/20 (EUR) (b) (d)	780,000	895,670
7.000%, 06/27/19 (GBP) (d)	280,000	441,338
Morgan Stanley
2.500%, 01/24/19	455,000	459,220
3.950%, 04/23/27	465,000	438,443
4.300%, 01/27/45	750,000	700,798
4.350%, 09/08/26	520,000	509,538
5.000%, 11/24/25	707,000	740,129
5.550%, 04/27/17	1,350,000	1,446,780
6.250%, 08/28/17	1,000,000	1,095,962
Royal Bank of Scotland Group plc
5.125%, 05/28/24	535,000	534,349
6.125%, 12/15/22	560,000	602,998
Societe Generale S.A.
6.750%, 04/07/21 (EUR) (d)	255,000	283,221
8.250%, 11/29/18 (b) (d)	1,210,000	1,268,745
Standard Chartered plc
6.500%, 04/02/20 (144A) (b) (d)	680,000	685,866

Banks—(Continued)
SunTrust Banks, Inc.
3.500%, 01/20/17	945,000	$973,156
UBS AG
7.625%, 08/17/22	250,000	293,000
UBS Group AG
5.750%, 02/19/22 (EUR) (d)	250,000	282,196
UniCredit S.p.A.
8.000%, 06/03/24 (b) (d)	230,000	225,400
Wells Fargo & Co.
3.000%, 02/19/25	535,000	512,390
4.100%, 06/03/26	1,385,000	1,390,838
4.650%, 11/04/44	275,000	263,585
5.606%, 01/15/44	490,000	538,162

		54,987,700

Biotechnology—0.1%
Celgene Corp.
4.625%, 05/15/44	715,000	682,272

Building Materials—0.2%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	145,000	142,368
6.750%, 05/01/21 (144A)	270,000	281,475
Cemex S.A.B. de C.V.
4.375%, 03/05/23 (144A) (EUR)	205,000	219,688
4.750%, 01/11/22 (EUR)	195,000	218,037
CRH America, Inc.
5.125%, 05/18/45 (144A)	500,000	494,432
Norbord, Inc.
6.250%, 04/15/23 (144A)	220,000	222,750
USG Corp.
5.500%, 03/01/25 (144A)	10,000	9,963
West China Cement, Ltd.
6.500%, 09/11/19	280,000	281,936

		1,870,649

Chemicals—0.2%
CF Industries, Inc.
4.950%, 06/01/43	500,000	467,838
5.150%, 03/15/34	1,060,000	1,046,967
Eagle Spinco, Inc.
4.625%, 02/15/21	225,000	218,250
NOVA Chemicals Corp.
5.000%, 05/01/25 (144A)	315,000	316,181

		2,049,236

Coal—0.0%
Peabody Energy Corp.
6.000%, 11/15/18 (b)	20,000	9,600
6.500%, 09/15/20 (b)	360,000	122,400

		132,000

Commercial Services—0.1%
ADT Corp. (The)
6.250%, 10/15/21 (b)	470,000	493,500

See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Cardtronics, Inc.
5.125%, 08/01/22 (144A)	220,000	$215,050
Sotheby’s
5.250%, 10/01/22 (144A)	345,000	338,100
United Rentals North America, Inc.
4.625%, 07/15/23	105,000	102,963
5.500%, 07/15/25	135,000	130,444

		1,280,057

Computers—0.1%
Apple, Inc.
3.450%, 02/09/45	1,370,000	1,161,108
NCR Corp.
4.625%, 02/15/21	240,000	240,600

		1,401,708

Diversified Financial Services—0.3%
Aircastle, Ltd.
5.500%, 02/15/22	50,000	51,032
General Electric Capital Corp.
5.300%, 02/11/21	1,225,000	1,377,429
5.875%, 01/14/38	50,000	59,801
6.250%, 12/15/22 (d)	600,000	656,250
6.875%, 01/10/39	120,000	161,121
Intercorp Peru, Ltd.
5.875%, 02/12/25 (144A)	280,000	280,952
International Lease Finance Corp.
5.875%, 04/01/19	810,000	863,622
Navient Corp.
5.500%, 01/15/19	520,000	530,202
7.250%, 01/25/22	290,000	305,950

		4,286,359

Electric—0.4%
AES Corp.
5.500%, 03/15/24	325,000	312,813
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	1,121,000	1,375,242
DPL, Inc.
7.250%, 10/15/21	275,000	290,125
Duke Energy Carolinas LLC
4.250%, 12/15/41	435,000	427,966
Duke Energy Progress, Inc.
4.375%, 03/30/44	565,000	568,314
Empresa Electrica Angamos S.A.
4.875%, 05/25/29 (144A)	830,000	816,263
Eskom Holdings SOC, Ltd.
5.750%, 01/26/21 (144A)	390,000	382,200
Exelon Corp.
2.850%, 06/15/20	565,000	568,279
NRG Energy, Inc.
6.250%, 07/15/22	200,000	203,000

		4,944,202

Electrical Components & Equipment—0.0%
EnerSys
5.000%, 04/30/23 (144A)	215,000	212,648

Environmental Control—0.0%
Clean Harbors, Inc.
5.250%, 08/01/20	210,000	213,150

Food—0.3%
HJ Heinz Co.
2.000%, 07/02/18 (144A)	2,400,000	2,399,242
2.800%, 07/02/20 (144A)	675,000	675,525
Marfrig Holding Europe B.V.
6.875%, 06/24/19	540,000	514,350

		3,589,117

Forest Products & Paper—0.0%
Cascades, Inc.
5.500%, 07/15/22 (144A)	70,000	67,725
5.750%, 07/15/23 (144A)	120,000	116,100
Clearwater Paper Corp.
5.375%, 02/01/25 (144A)	220,000	215,600

		399,425

Gas—0.0%
Southern Star Central Corp.
5.125%, 07/15/22 (144A)	25,000	25,375

Healthcare-Products—0.2%
Hologic, Inc.
5.250%, 07/15/22 (144A)	60,000	61,275
Medtronic, Inc.
2.500%, 03/15/20 (144A)	855,000	856,428
3.150%, 03/15/22 (144A)	505,000	507,262
4.375%, 03/15/35 (144A)	725,000	719,436
4.625%, 03/15/45 (144A)	375,000	379,631
Zimmer Biomet Holdings Inc.
1.450%, 04/01/17	555,000	555,187

		3,079,219

Healthcare-Services—0.4%
Anthem, Inc.
2.300%, 07/15/18	822,000	826,890
3.500%, 08/15/24	900,000	864,475
4.625%, 05/15/42	400,000	365,623
CHS/Community Health Systems, Inc.
5.125%, 08/01/21	250,000	254,688
HCA, Inc.
6.500%, 02/15/20	810,000	905,175
Laboratory Corp. of America Holdings
3.200%, 02/01/22	350,000	345,063
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	830,000	837,935
Tenet Healthcare Corp.
6.000%, 10/01/20	460,000	490,475

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
1.400%, 10/15/17	625,000	$625,698
WellCare Health Plans, Inc.
5.750%, 11/15/20	110,000	114,400

		5,630,422

Holding Companies-Diversified—0.2%
Hutchison Whampoa Europe Finance, Ltd.
3.750%, 05/10/18 (EUR) (d)	450,000	509,208
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	1,475,000	1,482,596

		1,991,804

Home Builders—0.1%
Lennar Corp.
4.500%, 06/15/19	215,000	219,300
Meritage Homes Corp.
6.000%, 06/01/25 (144A)	220,000	221,100
Ryland Group, Inc. (The)
5.375%, 10/01/22	240,000	242,400

		682,800

Insurance—0.3%
CNO Financial Group, Inc.
4.500%, 05/30/20	10,000	10,150
5.250%, 05/30/25	50,000	50,810
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	525,000	534,437
3.500%, 03/10/25	370,000	365,452
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	325,000	487,122
Nationwide Mutual Insurance Co.
9.375%, 08/15/39 (144A)	910,000	1,362,018
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A)	574,000	718,736

		3,528,725

Internet—0.0%
Alibaba Group Holding, Ltd.
3.600%, 11/28/24 (b)	285,000	274,805

Iron/Steel—0.1%
ArcelorMittal
6.000%, 08/05/20	465,000	485,925
Glencore Funding LLC
1.700%, 05/27/16 (144A)	625,000	625,702
Steel Dynamics, Inc.
5.125%, 10/01/21	95,000	95,190
5.500%, 10/01/24	105,000	105,000
United States Steel Corp.
6.875%, 04/01/21 (b)	25,000	25,000
7.375%, 04/01/20 (b)	45,000	47,025

		1,383,842

Machinery-Construction & Mining—0.0% Oshkosh Corp.
5.375%, 03/01/25	120,000	120,000

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc.
7.875%, 12/01/17	335,000	366,825
CNH Industrial Capital LLC
3.375%, 07/15/19	15,000	14,550

		381,375

Media—1.0%
21st Century Fox America, Inc.
6.150%, 03/01/37	825,000	953,943
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 02/15/23	10,000	9,750
5.250%, 09/30/22	330,000	325,050
5.750%, 09/01/23 (b)	60,000	60,113
Comcast Corp.
3.375%, 08/15/25 (b)	1,190,000	1,174,300
4.750%, 03/01/44	740,000	751,207
Cox Communications, Inc.
3.850%, 02/01/25 (144A)	520,000	499,745
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.150%, 03/15/42	439,000	413,012
DISH DBS Corp.
7.875%, 09/01/19	490,000	543,410
Liberty Interactive LLC
8.250%, 02/01/30 (b)	385,000	404,250
NBCUniversal Media LLC
5.150%, 04/30/20	601,000	674,960
Sky plc
2.625%, 09/16/19 (144A)	810,000	804,516
TEGNA Inc.
5.125%, 10/15/19	550,000	566,500
TEGNA, Inc.
4.875%, 09/15/21 (144A)	225,000	223,312
Time Warner Cable, Inc.
4.500%, 09/15/42 (b)	325,000	265,103
5.000%, 02/01/20	585,000	631,574
7.300%, 07/01/38	500,000	563,354
8.250%, 04/01/19	626,000	736,235
8.750%, 02/14/19	759,000	901,428
Time Warner, Inc.
3.600%, 07/15/25	350,000	340,438
4.850%, 07/15/45	275,000	266,783
6.500%, 11/15/36	535,000	628,367
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	450,000	458,719
Videotron, Ltd.
5.375%, 06/15/24 (144A)	425,000	425,000

		12,621,069

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.1%
FMG Resources Pty, Ltd.
6.875%, 04/01/22 (144A) (b)	270,000	$189,337
Freeport-McMoRan, Inc.
4.000%, 11/14/21	560,000	549,906
5.450%, 03/15/43	175,000	146,100
Southern Copper Corp.
5.250%, 11/08/42	215,000	186,586
5.875%, 04/23/45	375,000	356,700

		1,428,629

Oil & Gas—1.0%
Anadarko Petroleum Corp.
6.375%, 09/15/17	900,000	987,664
Antero Resources Corp.
5.625%, 06/01/23 (144A)	100,000	96,625
BP Capital Markets plc
3.062%, 03/17/22	125,000	124,674
Cenovus Energy, Inc.
5.200%, 09/15/43	455,000	429,717
CNPC General Capital, Ltd.
1.450%, 04/16/16 (144A)	1,300,000	1,301,950
Concho Resources, Inc.
6.500%, 01/15/22	65,000	67,762
ConocoPhillips Co.
1.500%, 05/15/18	685,000	684,502
3.350%, 11/15/24	525,000	519,513
3.350%, 05/15/25 (b)	325,000	321,452
Continental Resources, Inc.
5.000%, 09/15/22	235,000	230,448
Ecopetrol S.A.
5.875%, 05/28/45	585,000	516,262
Encana Corp.
6.500%, 05/15/19 (b)	800,000	908,239
Harvest Operations Corp.
6.875%, 10/01/17	210,000	193,725
Hess Corp.
5.600%, 02/15/41	190,000	194,603
Kerr-McGee Corp.
6.950%, 07/01/24	585,000	705,283
Lukoil International Finance B.V.
3.416%, 04/24/18 (144A)	950,000	911,050
Marathon Oil Corp.
2.700%, 06/01/20	555,000	550,543
MEG Energy Corp.
7.000%, 03/31/24 (144A)	136,000	130,390
Nexen Energy ULC
5.875%, 03/10/35	70,000	77,344
6.400%, 05/15/37	370,000	443,323
Petrobras Global Finance B.V.
5.375%, 10/01/29 (GBP) (b)	290,000	368,759
6.750%, 01/27/41	595,000	521,059
Petroleos Mexicanos
3.500%, 07/23/20 (144A)	355,000	358,898
5.500%, 06/27/44	625,000	575,000
7.470%, 11/12/26 (MXN)	12,500,000	753,778

Oil & Gas—(Continued)
QEP Resources, Inc.
5.375%, 10/01/22	5,000	4,829
6.800%, 03/01/20	15,000	15,469
SM Energy Co.
6.125%, 11/15/22 (144A)	55,000	56,523
Statoil ASA
3.700%, 03/01/24	90,000	93,021
3.950%, 05/15/43	525,000	487,781
Tesoro Corp.
5.125%, 04/01/24 (b)	150,000	150,750
WPX Energy, Inc.
5.250%, 09/15/24	70,000	64,487
6.000%, 01/15/22	55,000	54,313
Zhaikmunai LLP
7.125%, 11/13/19 (b)	280,000	264,950

		13,164,686

Packaging & Containers—0.0%
Graphic Packaging International, Inc.
4.875%, 11/15/22	220,000	221,100

Pharmaceuticals—0.7%
AbbVie, Inc.
1.800%, 05/14/18	950,000	947,208
2.500%, 05/14/20	295,000	291,973
4.500%, 05/14/35	515,000	503,826
Actavis Funding SCS
2.350%, 03/12/18	2,375,000	2,387,538
3.000%, 03/12/20	1,220,000	1,222,767
3.800%, 03/15/25	1,420,000	1,394,897
Cardinal Health, Inc.
1.950%, 06/15/18	265,000	265,446
3.500%, 11/15/24	1,075,000	1,057,130
EMD Finance LLC
2.950%, 03/19/22 (144A)	705,000	690,044
Perrigo Co. plc
1.300%, 11/08/16	335,000	333,582
Quintiles Transnational Corp.
4.875%, 05/15/23 (144A)	85,000	85,425

		9,179,836

Pipelines—0.5%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
6.250%, 04/01/23 (144A) (b)	100,000	104,000
DCP Midstream LLC
5.350%, 03/15/20 (144A)	25,000	25,700
9.750%, 03/15/19 (144A)	30,000	34,813
DCP Midstream Operating L.P.
4.950%, 04/01/22	51,000	50,295
5.600%, 04/01/44	50,000	44,595
Energy Transfer Equity L.P.
7.500%, 10/15/20	390,000	439,725
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,757,000	1,805,774

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P.
5.500%, 03/01/44	675,000	$624,838
Kinder Morgan, Inc.
3.050%, 12/01/19	390,000	389,568
5.050%, 02/15/46	620,000	537,610
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	105,000	102,637
4.875%, 06/01/25	100,000	97,750
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	345,000	335,008
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A)	130,000	134,875
6.250%, 10/15/22 (144A)	200,000	207,000
Williams Partners L.P.
3.600%, 03/15/22	1,325,000	1,286,505
4.300%, 03/04/24	695,000	683,545

		6,904,238

Real Estate—0.1%
Agile Property Holdings, Ltd.
8.875%, 04/28/17	200,000	202,000
Prologis L.P.
3.350%, 02/01/21	1,280,000	1,307,490

		1,509,490

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.400%, 02/15/19	785,000	803,305
4.500%, 01/15/18	425,000	449,729
Brandywine Operating Partnership L.P.
3.950%, 02/15/23	875,000	868,088
Duke Realty L.P.
3.625%, 04/15/23	550,000	543,679
3.750%, 12/01/24	240,000	238,462
Equinix, Inc.
4.875%, 04/01/20	190,000	191,900
HCP, Inc.
4.000%, 06/01/25	1,100,000	1,076,903
Health Care REIT, Inc.
4.500%, 01/15/24	1,250,000	1,297,841
Kimco Realty Corp.
3.125%, 06/01/23	850,000	813,854
Liberty Property L.P.
4.125%, 06/15/22	525,000	534,552
Ventas Realty L.P. / Ventas Capital Corp.
2.700%, 04/01/20	570,000	568,312

		7,386,625

Retail—0.1%
CVS Health Corp.
5.300%, 12/05/43	102,000	111,148
Family Tree Escrow LLC
5.750%, 03/01/23 (144A)	120,000	125,400

Retail—(Continued)
Group 1 Automotive, Inc.
5.000%, 06/01/22	205,000	203,975
Home Depot, Inc. (The)
2.625%, 06/01/22	500,000	491,756
4.250%, 04/01/46	520,000	504,936
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/22	45,000	46,913

		1,484,128

Savings & Loans—0.1%
Nationwide Building Society
6.875%, 06/20/19 (GBP) (d)	730,000	1,132,675

Semiconductors—0.2%
NXP B.V. / NXP Funding LLC
4.625%, 06/15/22 (144A)	200,000	197,250
QUALCOMM, Inc.
3.450%, 05/20/25	850,000	828,310
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	115,000	111,981
5.625%, 11/01/24 (144A)	20,000	20,700
TSMC Global, Ltd.
1.625%, 04/03/18 (144A)	1,400,000	1,383,982

		2,542,223

Software—0.2%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	420,000	439,950
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	270,000	277,425
6.125%, 11/01/23 (144A)	60,000	61,650
MSCI, Inc.
5.250%, 11/15/24 (144A)	75,000	75,938
Open Text Corp.
5.625%, 01/15/23 (144A)	80,000	79,200
Oracle Corp.
2.500%, 05/15/22	1,525,000	1,480,787

		2,414,950

Telecommunications—0.8%
America Movil S.A.B. de C.V.
7.125%, 12/09/24 (MXN)	7,880,000	486,211
AT&T, Inc.
3.000%, 06/30/22	700,000	675,895
4.500%, 05/15/35	195,000	179,261
4.750%, 05/15/46	560,000	509,585
Bharti Airtel, Ltd.
4.375%, 06/10/25 (144A)	285,000	280,786
CommScope, Inc.
4.375%, 06/15/20 (144A)	135,000	136,350
Digicel Group, Ltd.
7.125%, 04/01/22	530,000	503,341
GTP Acquisition Partners I LLC
3.482%, 06/16/25 (144A)	1,355,000	1,335,827

See accompanying notes to financial statements.

MSF-15

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Inmarsat Finance plc
4.875%, 05/15/22 (144A)	130,000	$125,450
SoftBank Corp.
4.500%, 04/15/20 (144A)	380,000	381,425
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	540,000	587,358
Sprint Corp.
7.125%, 06/15/24	200,000	185,520
T-Mobile USA, Inc.
6.464%, 04/28/19	440,000	453,200
6.731%, 04/28/22 (b)	400,000	417,000
Verizon Communications, Inc.
2.625%, 02/21/20	252,000	251,433
3.000%, 11/01/21	675,000	665,919
4.400%, 11/01/34	535,000	495,281
4.672%, 03/15/55 (144A)	2,378,000	2,068,751
4.862%, 08/21/46	525,000	491,356
5.012%, 08/21/54	523,000	479,898
6.550%, 09/15/43	266,000	311,155

		11,021,002

Transportation—0.1%
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	1,200,000	1,152,542
Ryder System, Inc.
2.550%, 06/01/19	365,000	365,638

		1,518,180

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4.875%, 07/11/22 (144A)	1,425,000	1,505,820

Total Corporate Bonds & Notes (Cost $182,228,559)		176,801,415

Asset-Backed Securities—7.0%

Asset-Backed - Automobile—0.9%
American Credit Acceptance Receivables Trust
1.140%, 03/12/18 (144A)	87,731	87,711
AmeriCredit Automobile Receivables Trust
1.520%, 01/08/19	185,000	185,536
1.690%, 11/08/18	325,000	326,748
1.930%, 08/08/18	415,000	417,410
2.290%, 11/08/19	100,000	101,188
2.720%, 09/09/19	620,000	633,350
3.310%, 10/08/19	245,000	251,401
Credit Acceptance Auto Loan Trust
1.210%, 10/15/20 (144A)	260,841	261,142
1.500%, 04/15/21 (144A)	330,000	331,187
1.550%, 10/15/21 (144A)	690,000	690,164
1.880%, 03/15/22 (144A)	1,280,000	1,284,209
DT Auto Owner Trust
4.940%, 07/16/18 (144A)	231,638	232,573

Asset-Backed - Automobile—(Continued)
First Investors Auto Owner Trust
1.490%, 01/15/20 (144A)	395,000	395,566
1.670%, 11/16/20 (144A)	1,055,000	1,054,207
1.810%, 10/15/18 (144A)	195,000	195,746
2.390%, 11/16/20 (144A)	285,000	285,253
Flagship Credit Auto Trust
1.210%, 04/15/19 (144A)	238,065	237,759
GM Financial Automobile Leasing Trust
1.960%, 03/20/18 (144A)	200,000	201,195
Prestige Auto Receivables Trust
1.090%, 02/15/18 (144A)	60,475	60,502
1.330%, 05/15/19 (144A)	330,000	330,854
Santander Drive Auto Receivables Trust
2.360%, 04/15/20	785,000	790,354
3.120%, 10/15/19 (144A)	300,000	306,234
3.250%, 01/15/20	510,000	521,977
3.780%, 10/15/19 (144A)	195,000	202,786
4.670%, 01/15/20 (144A)	1,085,000	1,118,971
Westlake Automobile Receivables Trust
1.580%, 04/15/20 (144A)	1,335,000	1,337,795

		11,841,818

Asset-Backed - Home Equity—0.3%
GSAA Home Equity Trust
0.257%, 12/25/46 (d)	425,747	249,930
0.285%, 03/25/37 (d)	914,250	488,257
0.417%, 04/25/47 (d)	304,280	200,981
0.427%, 11/25/36 (d)	392,554	239,949
0.487%, 03/25/36 (d)	1,818,991	1,293,050
5.876%, 09/25/36	183,894	105,311
5.985%, 06/25/36 (d)	709,661	408,697
Morgan Stanley ABS Capital I, Inc. Trust
0.337%, 06/25/36 (d)	99,567	90,586
Renaissance Home Equity Loan Trust
5.909%, 04/25/37	685,874	387,617
Soundview Home Loan Trust
0.437%, 11/25/36 (d)	595,000	410,549

		3,874,927

Asset-Backed - Other—5.8%
AMMC CLO, Ltd.
1.727%, 07/27/26 (144A) (d)	1,340,000	1,339,461
Apidos CDO
1.725%, 01/19/25 (144A) (d)	895,000	892,711
1.774%, 04/17/26 (144A) (d)	1,595,000	1,594,244
2.125%, 07/15/23 (144A) (d)	465,000	463,350
Apidos CLO
1.766%, 01/16/27 (144A) (d)	480,000	480,664
Ares CLO, Ltd.
1.125%, 04/20/23 (144A) (d)	1,218,751	1,210,533
1.795%, 04/17/26 (144A) (d)	1,475,000	1,475,161
Atlas Senior Loan Fund, Ltd.
1.815%, 10/15/26 (144A) (d)	1,190,000	1,189,013
1.826%, 07/16/26 (144A) (d)	615,000	615,550
Atrium VII
2.026%, 11/16/22 (144A) (d)	550,000	549,874

See accompanying notes to financial statements.

MSF-16

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avalon Capital, Ltd.
2.124%, 04/17/23 (144A) (d)	585,000	$582,442
Avery Point CLO, Ltd.
1.797%, 04/25/26 (144A) (d)	1,460,000	1,460,831
Babson CLO, Ltd.
1.765%, 07/20/25 (144A) (d)	340,000	339,961
Battalion CLO, Ltd.
1.675%, 10/22/25 (144A) (d)	615,000	613,008
Benefit Street Partners CLO II, Ltd.
1.475%, 07/15/24 (144A) (d)	320,000	315,070
Carlyle Global Market Strategies
1.744%, 04/27/27 (144A) (d)	1,425,000	1,425,090
Carlyle Global Market Strategies CLO, Ltd.
1.665%, 01/20/25 (144A) (d)	1,935,000	1,930,987
Cent CLO, Ltd.
1.578%, 01/30/25 (144A) (d)	1,135,000	1,129,217
1.756%, 11/07/26 (144A) (d)	760,000	760,099
1.767%, 04/17/26 (144A) (d)	1,345,000	1,364,484
1.767%, 07/27/26 (144A) (d)	940,000	939,846
2.327%, 04/17/26 (144A) (d)	530,000	529,798
CIFC Funding, Ltd.
1.762%, 05/24/26 (144A) (d)	1,580,000	1,579,788
1.775%, 04/18/25 (144A) (d)	1,585,000	1,585,621
2.375%, 08/14/24 (144A) (d)	985,000	985,128
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	335,650	337,635
Dryden Senior Loan Fund
1.569%, 11/15/23 (144A) (d)	980,000	976,926
1.697%, 07/15/27 (144A) (d)	1,215,000	1,214,622
1.755%, 07/15/26 (144A) (d)	1,605,000	1,602,678
Finance America Mortgage Loan Trust
1.237%, 09/25/33 (d)	120,031	110,484
Flatiron CLO, Ltd.
2.174%, 07/17/26 (144A) (d)	330,000	329,285
Ford Credit Floorplan Master Owner Trust
1.400%, 02/15/19	230,000	230,740
2.860%, 01/15/19	139,000	142,070
3.500%, 01/15/19	265,000	273,381
Fremont Home Loan Trust
1.237%, 12/25/33 (d)	108,350	103,290
GMACM Home Equity Loan Trust
0.425%, 10/25/34 (144A) (d)	153,229	140,856
Gramercy Park CLO, Ltd.
1.574%, 07/17/23 (144A) (d)	1,345,000	1,345,009
GT Loan Financing I, Ltd.
1.549%, 10/28/24 (144A) (d)	680,000	675,264
Highbridge Loan Management, Ltd.
1.271%, 05/05/27 (144A) (d)	895,000	892,627
HLSS Servicer Advance Receivables Backed Notes
1.793%, 05/15/46 (144A)	2,210,000	2,198,950
1.979%, 08/15/46 (144A)	385,000	384,615
HLSS Servicer Advance Receivables Trust
1.990%, 10/15/45 (144A)	440,000	439,560
ING Investment Management CLO, Ltd.
1.476%, 03/14/22 (144A) (d)	1,373,997	1,374,208
2.136%, 03/14/22 (144A) (d)	500,000	499,919

Asset-Backed - Other—(Continued)
KKR Financial CLO, Ltd.
1.425%, 07/15/25 (144A) (d)	565,000	555,691
Knollwood CDO, Ltd.
3.474%, 01/10/39 (144A) (d)	567,714	6
Lehman XS Trust
0.447%, 11/25/35 (d)	276,248	195,176
Limerock CLO, Ltd.
1.775%, 04/18/26 (144A) (d)	1,590,000	1,590,108
Madison Park Funding, Ltd.
1.775%, 07/20/26 (144A) (d)	1,485,000	1,485,460
Magnetite, Ltd.
1.697%, 07/25/26 (144A) (d)	1,255,000	1,252,313
1.755%, 04/15/26 (144A) (d)	970,000	970,195
1.817%, 04/15/27 (144A) (d)	955,000	955,490
2.227%, 07/25/26 (144A) (d)	1,010,000	1,009,334
Neuberger Berman CLO, Ltd.
1.745%, 04/15/26 (144A) (d)	1,170,000	1,169,898
1.749%, 08/04/25 (144A) (d)	1,230,000	1,226,301
Newcastle Mortgage Securities Trust
0.417%, 04/25/37 (d)	525,000	355,361
Oak Hill Credit Partners X, Ltd.
1.745%, 07/20/26 (144A) (d)	455,000	455,000
Oaktree EIF II, Ltd.
1.908%, 02/15/26 (144A) (d)	1,345,000	1,344,956
OCP CLO, Ltd.
1.804%, 04/17/27 (144A) (d)	1,230,000	1,229,567
Octagon Investment Partners XVI, Ltd.
1.394%, 07/17/25 (144A) (d)	720,000	711,452
OHA Loan Funding, Ltd.
1.552%, 08/23/24 (144A) (d)	695,000	690,339
1.769%, 02/15/27 (144A) (d)	1,575,000	1,574,334
OZLM Funding, Ltd.
1.426%, 07/22/25 (144A) (d)	1,205,000	1,190,354
OZLM XII, Ltd.
1.736%, 04/30/27 (144A) (d)	1,360,000	1,355,377
Race Point CLO, Ltd
1.768%, 04/15/27 (144A) (d)	1,610,000	1,609,411
SBA Tower Trust
2.898%, 10/15/44 (144A)	845,000	849,231
Securitized Asset-Backed Receivables LLC Trust
0.277%, 07/25/36 (d)	594,263	295,538
Seneca Park CLO, Ltd.
1.754%, 07/17/26 (144A) (d)	1,095,000	1,094,973
Shackleton CLO, Ltd.
1.754%, 07/17/26 (144A) (d)	1,105,000	1,077,720
Sound Point CLO, Ltd.
1.645%, 01/21/26 (144A) (d)	1,415,000	1,402,157
1.792%, 04/15/27 (144A) (d)	1,315,000	1,311,254
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	1,028,807	1,035,175
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	1,140,000	1,141,425
Symphony CLO L.P.
2.002%, 01/09/23 (144A) (d)	1,280,000	1,279,715
Symphony CLO, Ltd.
1.544%, 07/23/23 (144A) (d)	1,420,000	1,418,499
1.750%, 07/14/26 (144A) (d)	1,295,000	1,295,342

See accompanying notes to financial statements.

MSF-17

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Treman Park CLO LLC
1.761%, 04/20/27 (144A) (d)	1,350,000	$1,350,645
Vibrant CLO, Ltd.
1.754%, 07/17/24 (144A) (d)	1,920,000	1,913,996
2.674%, 07/17/24 (144A) (d)	500,000	500,026
Voya CLO, Ltd.
1.755%, 04/18/27 (144A) (d)	1,265,000	1,264,899
2.375%, 04/18/27 (144A) (d)	440,000	439,755

		77,220,523

Total Asset-Backed Securities (Cost $93,387,283)		92,937,268

Mortgage-Backed Securities—6.5%

Collateralized Mortgage Obligations—1.7%
Adjustable Rate Mortgage Trust
0.445%, 01/25/36 (d)	84,723	70,933
0.457%, 11/25/35 (d)	530,022	483,365
0.687%, 01/25/36 (d)	362,501	313,598
Banc of America Funding Trust
0.417%, 02/20/47 (d)	1,828,911	1,586,613
Bear Stearns Adjustable Rate Mortgage Trust
2.821%, 07/25/36 (d)	837,950	714,141
Bear Stearns ALT-A Trust
0.667%, 02/25/36 (d)	1,309,220	1,075,456
0.687%, 01/25/36 (d)	164,478	135,278
Bear Stearns Mortgage Funding Trust
0.367%, 10/25/36 (d)	541,051	431,353
0.387%, 02/25/37 (d)	1,100,145	830,182
CHL Mortgage Pass-Through Trust
2.481%, 03/20/36 (d)	122,467	106,998
Countrywide Alternative Loan Trust
0.457%, 01/25/36 (d)	355,635	316,356
0.507%, 11/25/35 (d)	241,730	197,695
0.587%, 10/25/36 (d)	62,799	45,235
0.987%, 12/25/35 (d)	334,933	274,579
5.500%, 11/25/35	1,497,102	1,417,242
5.500%, 12/25/35	157,309	137,646
5.750%, 05/25/36	98,769	87,329
6.000%, 12/25/36	250,991	195,467
Countrywide Home Loan Mortgage Pass-Through Trust
0.387%, 04/25/46 (d)	490,139	395,387
0.527%, 02/25/35 (d)	253,597	228,383
0.527%, 03/25/35 (d)	287,666	236,943
2.476%, 06/20/35 (d)	41,555	39,692
2.554%, 09/25/47 (d)	1,044,566	930,256
5.750%, 08/25/37	230,396	218,282
Deutsche ALT-A Securities Mortgage Loan Trust
0.337%, 12/25/36 (d)	598,590	509,668
DSLA Mortgage Loan Trust
1.066%, 03/19/46 (d)	172,423	129,647
Fannie Mae Connecticut Avenue Securities
2.787%, 05/25/24 (d)	100,000	91,238
3.087%, 07/25/24 (d)	415,000	384,039

Collateralized Mortgage Obligations—(Continued)
Fannie Mae Connecticut Avenue Securities
3.187%, 07/25/24 (d)	580,000	538,452
5.087%, 11/25/24 (d)	250,000	257,918
GSR Mortgage Loan Trust
0.687%, 11/25/35 (d)	833,508	597,426
2.701%, 01/25/36 (d)	1,278,052	1,153,181
6.000%, 07/25/37	602,643	542,120
HarborView Mortgage Loan Trust
0.888%, 01/19/35 (d)	125,988	86,842
IndyMac INDX Mortgage Loan Trust
0.387%, 10/25/36 (d)	206,545	176,189
0.427%, 07/25/35 (d)	92,597	80,420
2.699%, 10/25/35 (d)	127,419	109,579
JPMorgan Mortgage Trust
2.771%, 05/25/36 (d)	70,742	62,729
Lehman XS Trust
0.377%, 11/25/46 (d)	1,156,520	927,974
0.427%, 06/25/47 (d)	1,115,173	748,068
1.037%, 09/25/47 (d)	137,258	112,373
Luminent Mortgage Trust
0.387%, 10/25/46 (d)	183,272	156,542
0.447%, 11/25/35 (d)	99,387	89,499
MASTR Adjustable Rate Mortgages Trust
0.427%, 05/25/37 (d)	268,741	178,179
2.109%, 09/25/33 (d)	187,161	187,696
Morgan Stanley Mortgage Loan Trust
2.653%, 05/25/36 (d)	590,334	429,424
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.593%, 06/25/36 (d)	95,083	72,810
Residential Accredit Loans, Inc. Trust
0.407%, 02/25/46 (d)	513,712	239,565
0.487%, 04/25/36 (d)	809,903	580,292
0.958%, 09/25/46 (d)	741,388	499,312
1.390%, 11/25/37 (d)	254,198	162,465
6.000%, 12/25/35	544,168	485,891
RFMSI Trust
2.784%, 08/25/35 (d)	157,286	123,775
Structured Adjustable Rate Mortgage Loan Trust
0.487%, 09/25/34 (d)	116,971	103,848
WaMu Mortgage Pass-Through Certificates Trust
0.607%, 06/25/44 (d)	109,334	101,221
0.966%, 12/25/46 (d)	154,137	123,013
1.138%, 07/25/46 (d)	131,128	111,935
2.187%, 11/25/46 (d)	122,565	110,340
Wells Fargo Alternative Loan Trust
2.572%, 12/28/37 (d)	42,419	36,453
Wells Fargo Mortgage-Backed Securities Trust
2.525%, 10/25/36 (d)	836,166	778,980
2.686%, 10/25/35 (d)	1,541,000	1,481,174

		23,028,686

Commercial Mortgage-Backed Securities—4.8%
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	627,172	662,162

See accompanying notes to financial statements.

MSF-18

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BB-UBS Trust
3.430%, 11/05/36 (144A)	2,520,000	$2,506,999
Bear Stearns Commercial Mortgage Securities Trust
4.871%, 09/11/42	26,303	26,282
5.256%, 10/12/42 (d)	512,439	513,098
5.331%, 02/11/44	165,033	173,600
5.405%, 12/11/40 (d)	826,635	831,385
5.449%, 12/11/40 (d)	170,000	172,558
5.694%, 06/11/50 (d)	930,170	991,562
5.766%, 04/12/38 (d)	110,000	113,125
5.896%, 06/11/40 (d)	75,000	79,574
CD Commercial Mortgage Trust
5.322%, 12/11/49	1,645,000	1,713,995
CD Mortgage Trust
5.480%, 01/15/46 (d)	717,919	723,170
6.327%, 11/15/44 (d)	80,000	86,889
Citigroup Commercial Mortgage Trust
1.294%, 07/10/47 (d) (e)	4,647,916	345,456
1.316%, 04/10/48 (d) (e)	5,071,952	408,794
4.023%, 03/10/47	655,000	694,231
4.563%, 03/10/47 (144A) (d)	130,000	102,122
6.349%, 12/10/49 (d)	440,000	475,949
COBALT CMBS Commercial Mortgage Trust
5.254%, 08/15/48	140,000	143,586
Commercial Mortgage Pass-Through Certificates
1.030%, 02/10/47 (d) (e)	3,913,140	176,764
3.424%, 03/10/31 (144A)	1,065,000	1,077,309
3.961%, 03/10/47	30,000	31,680
4.376%, 07/10/45 (d)	680,134	739,350
4.727%, 10/15/45 (144A) (d)	165,000	144,404
4.750%, 10/15/45 (144A) (d)	220,000	194,907
6.239%, 12/10/49 (d)	1,800,627	1,907,361
Commercial Mortgage Pass-Through Trust
2.103%, 10/15/45 (d) (e)	461,166	44,221
Credit Suisse Commercial Mortgage Trust
5.890%, 06/15/39 (d)	235,503	248,233
6.168%, 02/15/41 (d)	305,000	330,003
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	47,101	47,084
CSAIL Commercial Mortgage Trust
1.055%, 06/15/57 (d) (e)	13,508,373	838,897
FREMF Mortgage Trust
5.405%, 09/25/43 (144A) (d)	855,000	950,410
GE Commercial Mortgage Trust
5.606%, 12/10/49 (d)	185,000	193,016
GMAC Commercial Mortgage Securities, Inc.
5.238%, 11/10/45 (d)	320,823	322,502
Greenwich Capital Commercial Mortgage Trust
5.736%, 12/10/49	1,655,000	1,756,409
GS Mortgage Securities Corp. II
2.954%, 11/05/34 (144A)	1,200,000	1,183,530
GS Mortgage Securities Corp. Trust
3.633%, 06/05/31 (144A)	130,000	133,661

Collateralized Mortgage Obligations—(Continued)
GS Mortgage Securities Trust
0.344%, 07/10/46 (d) (e)	12,941,049	131,248
1.821%, 08/10/44 (144A) (d) (e)	1,638,314	84,365
3.582%, 06/10/47 (144A)	195,000	140,055
3.674%, 04/10/47 (144A)	235,000	165,214
3.680%, 04/10/47	635,000	665,228
3.862%, 06/10/47	1,015,000	1,061,034
3.998%, 04/10/47	520,000	550,104
5.029%, 04/10/47 (144A) (d)	585,000	540,593
Hilton USA Trust
2.662%, 11/05/30 (144A)	1,055,000	1,048,323
2.934%, 11/05/30 (144A) (d)	251,294	251,294
JPMBB Commercial Mortgage Securities Trust
1.031%, 09/15/47 (d) (e)	4,819,356	231,315
3.775%, 08/15/47	520,000	539,219
3.997%, 04/15/47	570,000	602,148
4.199%, 01/15/47	1,280,000	1,380,443
JPMorgan Chase Commercial Mortgage Securities Corp.
2.840%, 12/15/47	890,059	887,230
4.569%, 12/15/47 (144A) (d)	245,000	217,086
JPMorgan Chase Commercial Mortgage Securities Trust
1.689%, 02/12/51 (d)	1,689,523	1,664,403
2.733%, 10/15/45 (144A) (d)	400,000	263,892
3.905%, 05/05/30 (144A)	903,654	937,591
4.821%, 10/15/45 (144A) (d)	180,000	173,671
5.336%, 05/15/47	1,437,830	1,501,194
5.399%, 05/15/45	610,809	629,802
5.421%, 01/12/43 (d)	619,749	620,655
5.659%, 12/12/44 (d)	650,000	658,876
5.716%, 02/15/51	272,288	290,539
5.885%, 02/12/49 (d)	1,321,521	1,402,263
6.068%, 02/12/51	724,753	783,387
6.100%, 04/15/45 (d)	677,867	693,305
LB-UBS Commercial Mortgage Trust
5.858%, 07/15/40 (d)	1,837,461	1,935,342
5.866%, 09/15/45 (d)	426,276	461,201
6.321%, 04/15/41 (d)	452,466	491,482
Merrill Lynch Mortgage Trust
5.137%, 07/12/38 (d)	260,058	260,070
ML-CFC Commercial Mortgage Trust
5.378%, 08/12/48	1,583,565	1,650,550
5.419%, 08/12/48	340,000	356,254
5.700%, 09/12/49	1,630,000	1,736,493
Morgan Stanley Bank of America Merrill Lynch Trust
1.315%, 12/15/47 (d) (e)	2,971,054	210,651
3.134%, 12/15/48	155,000	155,827
4.064%, 02/15/47	1,295,000	1,373,902
4.500%, 08/15/45 (144A)	250,000	190,723
Morgan Stanley Capital I Trust
3.469%, 08/11/29 (144A)	795,000	819,713
5.355%, 07/15/49 (144A) (d)	265,000	235,983
5.362%, 11/14/42 (d)	189,298	189,367
5.553%, 10/12/52 (144A) (d)	135,000	135,641

See accompanying notes to financial statements.

MSF-19

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Capital I Trust
5.569%, 12/15/44	1,080,000	$1,146,033
5.692%, 04/15/49 (d)	2,185,000	2,310,734
5.809%, 12/12/49	625,651	671,448
5.845%, 10/15/42 (d)	106,026	106,784
6.460%, 01/11/43 (144A) (d)	175,000	181,412
Morgan Stanley Re-REMIC Trust
5.989%, 08/12/45 (144A) (d)	205,753	217,868
5.989%, 08/15/45 (144A) (d)	1,066,965	1,129,787
UBS-Barclays Commercial Mortgage Trust
3.185%, 03/10/46	735,000	741,891
4.227%, 03/10/46 (144A) (d)	155,000	126,553
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,105,000	1,094,480
Wachovia Bank Commercial Mortgage Trust
5.418%, 01/15/45 (d)	45,336	45,579
5.703%, 03/15/42 (144A) (d)	325,000	324,261
Wells Fargo Commercial Mortgage Trust
1.351%, 05/15/48 (d) (e)	3,970,056	318,375
2.918%, 10/15/45	255,000	256,535
3.817%, 08/15/50	520,000	542,323
4.243%, 05/15/48 (d)	125,000	108,167
WF-RBS Commercial Mortgage Trust
1.614%, 03/15/47 (d) (e)	2,464,345	195,558
2.870%, 11/15/45	400,000	399,789
2.917%, 08/15/47	375,233	387,389
3.016%, 11/15/47 (144A)	550,000	373,630
3.678%, 08/15/47	780,000	805,821
3.995%, 05/15/47	565,000	599,692
4.045%, 03/15/47	1,000,000	1,068,621
4.101%, 03/15/47	510,000	547,093
4.495%, 03/15/48 (144A) (d)	55,000	51,867
4.902%, 06/15/44 (144A) (d)	650,000	727,506
5.000%, 06/15/44 (144A) (d)	105,000	98,152
5.000%, 04/15/45 (144A) (d)	130,000	103,221
5.747%, 04/15/45 (144A) (d)	255,000	262,473

		64,344,996

Total Mortgage-Backed Securities (Cost $87,404,431)		87,373,682

Floating Rate Loans (i)—2.4%

Aerospace/Defense—0.0%
Transdigm, Inc.
Term Loan E, 3.500%, 05/14/22	399,048	394,880

Agriculture—0.0%
American Rock Salt Holdings LLC
1st Lien Term Loan, 4.750%, 05/20/21	287,100	287,638
Incremental Term Loan, 4.750%, 05/20/21	124,685	124,296

		411,934

Auto Components—0.1%
Roundy’s Supermarkets, Inc.
Term Loan B, 5.750%, 03/03/21	149,845	145,505

Auto Components—(Continued)
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan, 3.750%, 03/01/21	801,339	790,521
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	201,583

		1,137,609

Auto Manufacturers—0.1%
Chrysler Group LLC
Term Loan B, 3.250%, 12/31/18	878,875	878,106

Chemicals—0.2%
Chemours Co. (The)
Term Loan B, 3.750%, 05/22/22	210,000	209,563
Ineos U.S. Finance LLC
Term Loan, 3.750%, 05/04/18	1,291,417	1,288,673
Nexeo Solutions LLC
Term Loan B3, 5.000%, 09/08/17	763,375	754,151
Univar, Inc.
Term Loan, 0.000%, 06/30/22 (j)	155,000	154,855

		2,407,242

Coal—0.0%
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	320,062	221,643

Commercial Services—0.0%
Acosta Holdco, Inc.
Term Loan, 4.250%, 09/26/21	184,075	183,883
Moneygram International, Inc.
Term Loan B, 4.250%, 03/27/20	103,901	98,836
ON Assignment, Inc.
Term Loan, 3.750%, 05/19/22	135,758	136,125

		418,844

Diversified Financial Services—0.0%
Delos Finance S.a.r.l.
Term Loan B, 3.500%, 03/06/21	335,000	335,239

Diversified Telecommunication Services—0.0%
Level 3 Financing, Inc.
Term Loan B2, 3.500%, 05/31/22	565,000	561,645

Electric—0.1%
Calpine Construction Finance Co. L.P.
Term Loan B2, 3.250%, 01/31/22	1,600,574	1,581,068
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	100,000	100,250
Texas Competitive Electric Holdings Co. LLC
Term Loan, 3.750%, 05/05/16	141,089	141,707

		1,823,025

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.500%, 05/12/21	105,000	99,635

See accompanying notes to financial statements.

MSF-20

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Energy Equipment & Services—(Continued)
Seadrill Partners Finco LLC
Term Loan B, 4.000%, 02/21/21	679,650	$516,291

		615,926

Food—0.1%
Albertson’s LLC
Term Loan B4, 5.500%, 08/25/21	224,438	225,853
Aramark Services, Inc.
Term Loan F, 3.250%, 02/24/21	489,800	488,390
JBS USA Holdings, Inc.
Incremental Term Loan, 3.750%, 09/18/20	573,030	573,918

		1,288,161

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A.
Term Loan B, 3.250%, 03/19/21	770,250	768,023

Healthcare-Services—0.2%
Community Health Systems, Inc.
Term Loan H, 4.000%, 01/27/21	140,000	140,359
IMS Health, Inc.
Term Loan, 3.500%, 03/17/21	948,000	943,112
Medpace Holdings, Inc.
1st Lien Term Loan, 4.750%, 04/01/21	240,755	241,808
MPH Acquisition Holdings LLC
Term Loan, 3.750%, 03/31/21	210,227	209,472
Ortho-Clinical Diagnostics, Inc.
Term Loan B, 4.750%, 06/30/21	237,600	233,277
U.S. Renal Care, Inc.
Term Loan, 4.250%, 07/03/19	374,286	374,403

		2,142,431

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure Ltd.
Term Loan B, 4.750%, 10/20/21	219,808	221,075

Household Products—0.1%
Revlon Consumer Products Corp.
Term Loan B, 3.250%, 11/20/17	932,917	933,306

Insurance—0.1%
Asurion LLC
2nd Lien Term Loan, 8.500%, 03/03/21	285,000	290,059
Term Loan B1, 5.000%, 05/24/19	224,781	225,453
Term Loan B2, 4.250%, 07/08/20	295,477	294,870
Hub International, Ltd.
Term Loan B, 4.000%, 10/02/20	344,384	342,411

		1,152,793

Internet & Catalog Retail—0.0%
Lands’ End, Inc.
Term Loan B, 4.250%, 04/04/21	212,113	203,275

Internet Software & Services—0.0%
Dealertrack Technologies, Inc.
Term Loan B, 3.500%, 02/28/21	539,022	538,766

Leisure Time—0.1%
Delta 2 (LUX) S.a.r.l.
2nd Lien Term Loan, 7.750%, 07/31/22	165,000	165,258
Term Loan B3, 4.750%, 07/30/21	500,000	497,578

		662,836

Lodging—0.1%
La Quinta Intermediate Holdings LLC
Term Loan B, 4.000%, 04/14/21	525,427	525,837
Station Casinos LLC
Term Loan B, 4.250%, 03/02/20	297,580	297,792

		823,629

Machinery-Diversified—0.1%
Alliance Laundry Systems LLC
Term Loan, 4.250%, 12/10/18	147,846	148,401
Gardner Denver, Inc.
Term Loan, 4.250%, 07/30/20	566,353	554,177
Interline Brands, Inc.
Term Loan, 4.000%, 03/17/21	765,312	764,834
PRA Holdings, Inc.
1st Lien Term Loan, 4.500%, 09/23/20	255,893	256,692

		1,724,104

Media—0.0%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan, 4.250%, 07/23/21	203,787	203,113
Numericable U.S. LLC
Term Loan B1, 4.500%, 05/21/20	93,358	93,719
Term Loan B2, 4.500%, 05/21/20	80,767	81,079

		377,911

Oil & Gas—0.1%
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	502,335	479,353
Paragon Offshore Finance Co.
Term Loan B, 3.750%, 07/18/21	99,250	76,588
Templar Energy LLC
2nd Lien Term Loan, 8.500%, 11/25/20	100,000	75,100

		631,041

Packaging & Containers—0.1%
Berry Plastics Holding Corp.
Term Loan D, 3.500%, 02/08/20	295,466	294,432
BWAY Holding Co., Inc.
Term Loan B, 5.500%, 08/14/20	168,300	169,378
Caesars Growth Properties Holdings LLC
Term Loan, 6.250%, 05/08/21	212,850	182,519
Signode Industrial Group U.S., Inc.
Term Loan B, 3.750%, 05/01/21	291,889	291,478

		937,807

See accompanying notes to financial statements.

MSF-21

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 0.000%, 06/11/22 (j)	325,000	$326,219
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.187%, 02/27/21	641,875	642,710
Valeant Pharmaceuticals International, Inc.
Term Loan B F1, 4.000%, 04/01/22	408,975	409,254

		1,378,183

Pipelines—0.0%
Energy Transfer Equity L.P.
Term Loan, 3.250%, 12/02/19	325,000	323,274

Professional Services—0.0%
TransUnion LLC
Term Loan B2, 3.750%, 04/09/21	433,864	430,881

Retail—0.2%
Bass Pro Group LLC
Term Loan, 4.000%, 06/05/20	104,738	104,956
Dollar Tree, Inc.
Term Loan B1, 3.500%, 03/09/22	116,962	117,157
J Crew Group, Inc.
Term Loan B, 4.000%, 03/05/21	318,889	276,437
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	124,063	124,502
Neiman Marcus Group, Inc. (The)
Term Loan, 4.250%, 10/25/20	636,938	634,151
Party City Holdings, Inc.
Term Loan, 4.000%, 07/27/19	620,550	620,598
PetSmart, Inc.
Term Loan B, 4.250%, 03/11/22	475,000	475,081

		2,352,882

Semiconductors—0.1%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	189,424	189,962
Entegris, Inc.
Term Loan B, 3.500%, 04/30/21	355,623	354,956
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	344,750	345,531

		890,449

Software—0.2%
First Data Corp.
Term Loan, 0.000%, 06/23/22 (j)	820,000	817,565
Infor (U.S.), Inc.
Term Loan B5, 3.750%, 06/03/20	338,048	334,034
Kronos, Inc.
2nd Lien Term Loan, 9.750%, 04/30/20	154,879	159,622
Incremental Term Loan, 4.500%, 10/30/19	405,378	406,138
SS&C Technologies, Inc.
Term Loan B1, 0.000%, 06/23/22 (j)	230,000	230,431
Term Loan B2, 0.000%, 06/23/22 (j)	50,000	50,094

		1,997,884

Specialty Retail—0.0%
Staples, Inc.
Term Loan B, 0.000%, 04/07/21 (j)	210,000	210,014

Telecommunications—0.2%
Altice Financing S.A.
Term Loan, 5.250%, 02/04/22	175,000	176,750
West Corp.
Term Loan B10, 3.250%, 06/30/18	263,650	263,265
XO Communications LLC
Term Loan, 4.250%, 03/17/21	370,313	370,405
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	536,191	530,864
Term Loan B2A, 3.500%, 01/15/22	345,532	342,098
Term Loan B3, 3.500%, 01/15/22	568,277	562,630

		2,246,012

Trading Companies & Distributors—0.0%
Neff Rental LLC
2nd Lien Term Loan, 7.250%, 06/09/21	104,130	103,545

Total Floating Rate Loans (Cost $31,946,702)		31,544,375

Foreign Government—1.7%

Sovereign—1.7%
Bonos de Desarrollo del Gobierno Federal
3.000%, 05/28/20 (MXN) (d)	32,441,900	2,042,116
3.040%, 12/29/16 (MXN) (d)	18,940,000	1,203,284
Bonos de la Tesoreria de la Republica
3.000%, 01/01/40 (CLP) (g)	324,778,480	611,380
Brazil Letras do Tesouro Nacional
13.220%, 01/01/16 (BRL)	1,714,000	514,887
Brazil Notas do Tesouro Nacional
6.000%, 08/15/16 (BRL) (g)	3,275,000	2,771,007
Brazilian Government International Bonds
4.875%, 01/22/21	725,000	757,625
5.000%, 01/27/45 (b)	300,000	259,500
5.625%, 01/07/41	725,000	692,375
Colombian TES
3.000%, 03/25/33 (COP) (g)	1,241,685,998	409,244
3.500%, 03/10/21 (COP) (g)	931,653,707	354,311
Costa Rica Government International Bond
9.200%, 03/27/19 (144A) (CRC)	143,450,000	274,424
Dominican Republic International Bond
5.500%, 01/27/25 (144A)	545,000	546,363
Indonesia Treasury Bonds
7.875%, 04/15/19 (IDR)	7,477,000,000	555,909
8.375%, 03/15/24 (IDR)	12,760,000,000	957,452
Mexican Udibonos
4.000%, 11/15/40 (MXN) (g)	11,713,906	801,026
Mexico Government International Bonds
3.000%, 03/06/45 (EUR)	330,000	319,742
4.750%, 03/08/44	824,000	782,800
5.625%, 03/19/14 (GBP)	300,000	452,049

See accompanying notes to financial statements.

MSF-22

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Montenegro Government International Bond
3.875%, 03/18/20 (144A) (EUR)	665,000	$683,973
Nigeria Government Bond
12.149%, 07/18/34 (NGN)	85,195,000	353,577
Poland Government Bond
Zero Coupon, 07/25/17 (PLN)	3,245,000	829,024
Provinca De Buenos Aire
9.950%, 06/09/21	255,000	249,263
Romania Government Bond
5.850%, 04/26/23 (RON)	1,370,000	381,757
Russian Federal Bond - OFZ
7.500%, 02/27/19 (RUB)	26,840,000	437,485
South Africa Government Bonds
7.750%, 02/28/23 (ZAR)	12,285,000	987,162
8.000%, 01/31/30 (ZAR)	7,270,000	563,836
8.500%, 01/31/37 (ZAR)	16,565,000	1,306,540
Turkey Government International Bond
4.875%, 04/16/43	595,000	541,426
Uruguay Government International Bonds
3.700%, 06/26/37 (UYU) (g)	17,095,274	533,635
4.250%, 04/05/27 (UYU) (g)	24,558,198	866,386
4.375%, 12/15/28 (UYU) (g)	5,567,855	197,868

Total Foreign Government (Cost $23,623,424)		22,237,426

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue
6.899%, 12/01/40	805,000	927,266
Puerto Rico Commonwealth Government Employees Retirement System
6.150%, 07/01/38	1,860,000	730,180
6.200%, 07/01/39	825,000	323,862
6.550%, 07/01/58	315,000	123,641
State of California General Obligation Unlimited, Build America Bonds
7.350%, 11/01/39	1,525,000	2,140,841
7.600%, 11/01/40	350,000	511,413
State of Illinois
5.665%, 03/01/18	300,000	320,982
State of Illinois, Build America Bonds
5.100%, 06/01/33	330,000	307,543
University of California CA, Revenue
4.601%, 05/15/31	1,775,000	1,878,873

Total Municipals (Cost $7,641,888)		7,264,601

Purchased Options—0.0%
Security Description	Shares/ Principal/ Notional Amount*	Value

Currency Options—0.0%
BRL Call/USD Put, Strike Price BRL 2.415, Expires 09/28/15 (Counterparty - JPMorgan Chase Bank N.A.) (BRL) (k)	3,490,000	$22
EUR Call/USD Put, Strike Price EUR 1.124, Expires 07/08/15 (Counterparty - Bank of America N.A.) (EUR) (k)	505,000	3,434
EUR Call/USD Put, Strike Price EUR 1.1276, Expires 07/15/15 (Counterparty - Goldman Sachs International) (EUR) (k)	100,000	721
HKD Call/USD Put, Strike Price HKD 7.754, Expires 03/01/16 (Counterparty - Goldman Sachs International) (HKD) (k)	11,595,000	4,310
RUB Call/USD Put, Strike Price RUB 36.97, Expires 09/02/15 (Counterparty - JPMorgan Chase Bank N.A.) (RUB) (k)	50,000,000	7

Total Purchased Options (Cost $41,970)		8,494

Short-Term Investments—6.8%

Commercial Paper—1.0%
Canadian Imperial Bank of Commerce
0.120%, 07/02/15	4,200,000	4,200,000
Credit Agricole S.A.
0.070%, 07/02/15	4,200,000	4,200,000
Sumitomo Mitsui Banking Corp.
0.150%, 07/02/15	4,700,000	4,700,000

		13,100,000

Mutual Fund—3.6%
State Street Navigator Securities Lending MET Portfolio (l)	47,595,934	47,595,934

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $12,177,177 on 07/01/15, collateralized by $12,240,000 U.S. Treasury Note at 1.750% due 09/30/19 with a value of $12,423,600.	12,177,177	12,177,177

U.S. Treasury—1.3%
U.S. Treasury Bills
0.005%, 07/23/15 (m)	6,976,700	6,976,679
0.010%, 08/13/15 (b) (m)	7,513,800	7,513,710
0.010%, 08/20/15 (m)	2,486,200	2,486,166

		16,976,555

Total Short-Term Investments (Cost $89,849,666)		89,849,666

Total Investments—115.9% (Cost $1,469,464,961) (n)		1,542,820,337
Other assets and liabilities (net)—(15.9)%		(212,116,780)

Net Assets—100.0%		$1,330,703,557

See accompanying notes to financial statements.

MSF-23

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $55,785,699 and the collateral received consisted of cash in the amount of $47,595,934 and non-cash collateral with a value of $9,067,852. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2015, the market value of securities pledged was $1,529,458.
(g)	Principal amount of security is adjusted for inflation.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after June 30, 2015, at which time the interest rate will be determined.
(k)	Illiquid security. As of June 30, 2015, these securities represent 0.0% of net assets.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(m)	The rate shown represents current yield to maturity.
(n)	As of June 30, 2015, the aggregate cost of investments was $1,469,464,961. The aggregate unrealized appreciation and depreciation of investments were $106,648,056 and $(33,292,680), respectively, resulting in net unrealized appreciation of $73,355,376.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2015, the market value of 144A securities was $144,586,879, which is 10.9% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CLP)—	Chilean Peso
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(CRC)—	Costa Rican Colon
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(NGN)—	Nigerian Naira
(PLN)—	Polish Zloty
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.000%	TBA	$(3,500,000)	$(3,610,469)	$(3,626,027)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(3,600,000)	(3,787,969)	(3,796,706)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,643,281)	(3,646,419)
Fannie Mae 30 Yr. Pool	5.500%	TBA	(100,000)	(112,906)	(112,313)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(700,000)	(774,266)	(770,766)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(225,375)	(224,141)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(8,300,000)	(8,332,063)	(8,378,461)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(1,700,000)	(1,825,375)	(1,833,078)

Totals				$(22,311,704)	$(22,387,911)

See accompanying notes to financial statements.

MSF-24

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	1,775,000	UBS AG	07/02/15	$567,455	$3,450
EUR	80,000	State Street Bank and Trust	07/31/15	89,562	(341)
EUR	4,000	JPMorgan Chase Bank N.A.	09/16/15	4,502	(38)
EUR	200,000	Commonwealth Bank of Australia	09/18/15	224,744	(1,531)
INR	17,860,000	Citibank N.A.	09/16/15	274,647	1,691
KES	21,915,000	JPMorgan Chase Bank N.A.	07/13/15	223,508	(3,307)
KES	55,165,000	Standard Chartered Bank	07/13/15	562,908	(8,612)
MXN	15,927,000	Deutsche Bank AG	09/17/15	1,032,344	(24,464)
MYR	1,050,000	Deutsche Bank AG	09/17/15	277,081	(403)
MYR	1,060,000	HSBC Bank USA	09/17/15	281,003	(1,690)
MYR	1,590,000	JPMorgan Chase Bank N.A.	09/17/15	421,304	(2,334)
NGN	153,497,000	BNP Paribas S.A.	10/08/15	845,714	(97,821)
RSD	49,000,000	Citibank N.A.	09/18/15	493,802	(44,184)
RUB	12,630,000	JPMorgan Chase Bank N.A.	07/17/15	230,685	(3,098)
TRY	750,000	Goldman Sachs International	07/20/15	270,900	7,407
TRY	2,205,000	Barclays Bank plc	09/16/15	793,788	11,221
UYU	4,461,000	HSBC Bank USA	09/16/15	163,707	(2,076)
UYU	4,694,000	HSBC Bank USA	09/16/15	171,941	(1,869)
UYU	4,695,000	HSBC Bank USA	09/16/15	170,603	(494)
ZAR	15,070,000	HSBC Bank USA	09/16/15	1,200,156	22,280

Contracts to Deliver
BRL	1,775,000	State Street Bank and Trust	07/02/15	$555,356	$(15,549)
BRL	1,775,000	UBS AG	07/02/15	572,101	1,196
CLP	162,900,000	Standard Chartered Bank	09/16/15	258,235	5,208
CLP	162,900,000	State Street Bank and Trust	09/16/15	255,919	2,892
COP	403,353,000	Standard Chartered Bank	09/16/15	158,271	4,718
COP	201,647,000	Standard Chartered Bank	09/16/15	77,639	873
CZK	13,160,000	Citibank N.A.	09/16/15	544,319	5,745
EUR	5,868,000	Citibank N.A.	07/31/15	6,581,185	36,795
EUR	415,000	Citibank N.A.	09/18/15	536,782	73,614
EUR	1,005,000	Bank Of America N.A.	03/15/17	1,080,446	(60,794)
GBP	1,017,000	HSBC Bank USA	07/31/15	1,598,400	752
GBP	580,000	Bank Of America N.A.	09/16/15	895,965	(14,862)
GHS	919,000	Deutsche Bank AG	09/18/15	200,655	266
GHS	752,000	JPMorgan Chase Bank N.A.	09/18/15	163,834	(140)
HKD	5,800,000	Goldman Sachs International	03/03/16	747,982	(231)
IDR	9,303,365,000	Goldman Sachs International	09/16/15	681,316	(5,077)
IDR	3,791,388,000	JPMorgan Chase Bank N.A.	09/16/15	277,412	(2,313)
IDR	3,812,000,000	Barclays Bank plc	05/18/16	264,080	(2,852)
IDR	3,727,000,000	JPMorgan Chase Bank N.A.	05/18/16	257,478	(3,502)
INR	17,860,000	Barclays Bank plc	09/16/15	274,094	(2,243)
MXN	8,140,000	HSBC Bank USA	09/17/15	527,294	12,185
MXN	36,679,000	Royal Bank of Canada	09/17/15	2,340,580	19,488
MXN	15,895,000	Royal Bank of Canada	09/17/15	1,025,021	19,166
NGN	77,000,000	Citibank N.A.	10/08/15	364,066	(11,105)
RUB	12,630,000	JPMorgan Chase Bank N.A.	07/17/15	226,060	(1,527)
TRY	750,000	Goldman Sachs International	07/20/15	267,563	(10,745)
UYU	13,850,000	HSBC Bank USA	09/16/15	501,721	(91)
ZAR	38,546,000	Citibank N.A.	09/16/15	3,067,118	(59,626)

Net Unrealized Depreciation					$(153,972)

See accompanying notes to financial statements.

MSF-25

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	09/18/15	51	USD	5,298,337	$(59,618)
U.S. Treasury Long Bond Futures	09/21/15	42	USD	6,431,165	(95,727)
U.S. Treasury Note 2 Year Futures	09/30/15	146	USD	31,870,164	94,711
U.S. Treasury Note 5 Year Futures	09/30/15	565	USD	67,355,189	25,475
U.S. Treasury Ultra Long Bond Futures	09/21/15	185	USD	29,428,008	(926,445)
United Kingdom Long Gilt Bond Futures	09/28/15	18	GBP	2,107,459	(38,211)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/21/15	(1,060)	USD	(133,772,055)	29,867

Net Unrealized Depreciation					$(969,948)

Swap Agreements

OTC Spreadlock Swap

Counterparty	Strike Rate (a)	Determination Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	0.58%	11/02/15	USD	65,400,000	$28,650	$—	$28,650

(a)	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.58%, the Portfolio will receive money from the counterparty based on the differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.58%, the Portfolio will pay the counterparty.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	3.360%	06/30/25	USD	1,530,000	$9,593
Receive	3M LIBOR	2.350%	09/16/25	USD	4,975,000	69,121
Receive	3M LIBOR	3.465%	06/30/35	USD	975,000	(7,459)

Net Unrealized Appreciation						$71,255

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.24.V2	(5.000%)	06/20/20	3.557%	USD	26,098,380	$211,105
CDX.NA.IG.24.V1	(1.000%)	06/20/20	0.704%	USD	9,830,000	28,230

Net Unrealized Appreciation						$239,335

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Unrealized Depreciation
ITRAXX.EUROPE.23.V1	1.000%	06/20/20	0.752%	EUR	5,524,000	$(49,526)
ITRAXX.XOVER.23.V1	5.000%	06/20/20	3.279%	EUR	775,000	(13,771)

Net Unrealized Depreciation						$(63,297)

See accompanying notes to financial statements.

MSF-26

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil 12.250%, due 03/06/30	(1.000%)	12/20/19	Goldman Sachs International	2.391%	USD	345,000	$19,964	$14,990	$4,974
Federative Republic of Brazil 12.250%, due 03/06/30	(1.000%)	12/20/19	JPMorgan Chase Bank N.A.	2.391%	USD	171,000	9,895	8,711	1,184
Russian Federation 7.500%, due 03/31/30	(1.000%)	12/20/19	Goldman Sachs International	3.284%	USD	365,000	33,609	79,328	(45,719)

Totals							$63,468	$103,029	$(39,561)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Penerbangan Malaysia Berhad 5.625%, due 03/15/16	1.000%	06/20/20	JPMorgan Chase Bank N.A.	1.287%	USD	290,000	$(3,910)	$(3,361)	$(549)
Republic of Turkey 11.875%, due 01/15/30	1.000%	06/20/20	BNP Paribas S.A.	2.168%	USD	1,500,000	(80,733)	(78,976)	(1,757)

Totals							$(84,643)	$(82,337)	$(2,306)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	74,100	$1,473	$1,864	$(391)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	22,997	457	—	457
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Barclays Bank plc	0.000%	USD	480,338	89,763	96,252	(6,489)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Credit Suisse International	0.000%	USD	867,277	162,072	177,794	(15,722)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	2,294,947	428,868	471,547	(42,679)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	383,576	86,305	97,813	(11,508)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	165,544	37,247	42,214	(4,967)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	113,054	25,437	29,394	(3,957)
ABX.HE.PEN.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	448,478	52,388	62,858	(10,470)
CDX.EM.22.V1	(1.000%)	12/20/19	BNP Paribas S.A.	3.785%	USD	1,930,000	212,054	235,460	(23,406)
CDX.EM.22.V1	(1.000%)	12/20/19	Deutsche Bank AG	3.785%	USD	2,295,000	252,157	275,400	(23,243)
CDX.EM.22.V1	(1.000%)	12/20/19	Goldman Sachs International	3.785%	USD	7,972,500	875,959	968,659	(92,700)
CMBX.NA.A.7	(2.000%)	01/17/47	Barclays Bank plc	0.000%	USD	130,000	2,034	(757)	2,791
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	480,000	7,511	(10,238)	17,749
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	0.000%	USD	1,598,122	527,380	477,737	49,643
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	0.000%	USD	56,571	18,668	17,537	1,131
CMBX.NA.AA.2	(0.150%)	03/15/49	Goldman Sachs International	0.000%	USD	612,849	202,240	196,880	5,360
CMBX.NA.AA.7	(1.500%)	01/17/47	Bank of America N.A.	0.000%	USD	115,000	1,120	(1,302)	2,422
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	920,000	8,962	(4,790)	13,752
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	405,000	3,945	(3,797)	7,742
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	400,000	3,896	1,649	2,247
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	3,750	2,154	1,596
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	3,750	1,853	1,897
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	370,000	3,604	(3,280)	6,884
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	320,000	3,117	(3,623)	6,740
CMBX.NA.AJ.1	(0.840%)	10/12/52	Bank of America N.A.	0.000%	USD	280,000	3,631	4,557	(926)
CMBX.NA.AJ.1	(0.840%)	10/12/52	Credit Suisse International	0.000%	USD	710,000	9,208	22,422	(13,214)
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	1,328,841	117,104	101,344	15,760
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	555,336	48,939	41,643	7,296

See accompanying notes to financial statements.

MSF-27

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AJ.2	(1.090%)	03/15/49	Deutsche Bank AG	0.000%	USD	252,876	$22,285	$19,286	$2,999
CMBX.NA.AJ.2	(1.090%)	03/15/49	Goldman Sachs International	0.000%	USD	262,793	23,159	22,633	526
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	443,279	82,907	83,687	(780)
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	275,818	51,587	53,796	(2,209)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Bank of America N.A.	0.000%	USD	682,299	127,398	121,019	6,379
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	747,042	139,487	152,137	(12,650)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	632,496	118,099	126,515	(8,416)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	582,694	108,800	112,169	(3,369)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	463,166	86,482	87,435	(953)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	363,561	67,884	62,269	5,615
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	249,014	46,496	44,673	1,823
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	234,073	43,706	40,237	3,469
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	99,605	18,598	19,301	(703)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Deutsche Bank AG	0.000%	USD	348,620	65,094	60,582	4,512
CMBX.NA.AJ.4	(0.960%)	02/17/51	Deutsche Bank AG	0.000%	USD	229,093	42,776	40,527	2,249
CMBX.NA.AJ.4	(0.960%)	02/17/51	Morgan Stanley & Co. International plc	0.000%	USD	1,274,954	238,058	235,502	2,556
CMBX.NA.AM.2	(0.500%)	03/15/49	Credit Suisse International	0.000%	USD	2,840,000	6,213	41,095	(34,882)
CMBX.NA.AM.2	(0.500%)	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	1,120,000	2,450	5,616	(3,166)
CMBX.NA.AM.4	(0.500%)	02/17/51	Credit Suisse International	0.000%	USD	435,000	8,635	23,564	(14,929)
CMBX.NA.AM.4	(0.500%)	02/17/51	Goldman Sachs International	0.000%	USD	160,000	3,176	3,677	(501)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	1,080,000	7,256	11,647	(4,391)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	415,000	2,788	(827)	3,615
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	535,000	7,891	8,498	(607)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	485,000	7,238	11,679	(4,441)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	210,000	3,098	1,123	1,975
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	140,000	2,065	2,463	(398)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	50,000	738	456	282

Totals							$4,527,403	$4,690,003	$(162,600)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	15,799	$(9,868)	$(10,023)	$155
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	150,092	(93,745)	(94,747)	1,002
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	268,586	(167,754)	(156,671)	(11,083)
CMBX.NA.A.2	0.250%	03/15/49	Goldman Sachs International	0.000%	USD	110,594	(69,075)	(69,675)	600
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	102,695	(64,141)	(65,212)	1,071
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	110,594	(69,075)	(69,813)	738
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	221,188	(138,151)	(139,488)	1,337
CMBX.NA.A.6.	2.000%	05/11/63	Goldman Sachs International	0.000%	USD	365,000	(461)	4,765	(5,226)
CMBX.NA.A.8	2.000%	10/17/57	Bank of America N.A.	0.000%	USD	355,000	(11,529)	(4,035)	(7,494)
CMBX.NA.A.8	2.000%	10/17/57	Credit Suisse International	0.000%	USD	370,000	(12,016)	(3,704)	(8,312)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	505,000	(9,755)	(10,041)	286
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	6,970,000	(134,644)	(146,772)	12,128
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	3,620,000	(69,930)	(43,346)	(26,584)
CMBX.NA.AAA.7	0.500%	01/17/47	Bank of America N.A.	0.000%	USD	755,000	(22,726)	(18,821)	(3,905)
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	300,000	(9,030)	(7,836)	(1,194)

See accompanying notes to financial statements.

MSF-28

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	450,000	$(13,545)	$(12,888)	$(657)
CMBX.NA.AAA.8	0.500%	10/17/57	Barclays Bank plc	0.000%	USD	235,000	(10,062)	(11,003)	941
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	0.000%	USD	1,150,000	(49,241)	(52,897)	3,656
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	0.000%	USD	1,795,000	(76,859)	(64,188)	(12,671)
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	105,000	(4,496)	(4,905)	409
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	360,000	(15,415)	(16,765)	1,350
CMBX.NA.BB.6	5.000%	05/11/63	Barclays Bank plc	0.000%	USD	285,000	(1,846)	3,145	(4,991)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	725,000	(4,696)	9,342	(14,038)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	815,000	(5,279)	13,988	(19,267)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	900,000	(5,830)	21,976	(27,806)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	1,342,000	(8,693)	(13,934)	5,241
CMBX.NA.BB.7	5.000%	01/17/47	Bank of America N.A.	0.000%	USD	210,000	(5,276)	1,875	(7,151)
CMBX.NA.BB.7	5.000%	01/17/47	Bank of America N.A.	0.000%	USD	645,000	(16,204)	(3,040)	(13,164)
CMBX.NA.BB.7	5.000%	01/17/47	Credit Suisse International	0.000%	USD	1,465,000	(36,804)	(53,594)	16,790
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(25,499)	(24,355)	(1,144)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	345,000	(26,261)	(18,843)	(7,418)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	380,000	(28,925)	(23,613)	(5,312)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	100,000	(7,612)	(7,694)	82
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	115,000	(8,754)	(7,326)	(1,428)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	115,000	(8,754)	(8,428)	(326)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	140,000	(10,656)	(10,509)	(147)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	115,000	(8,754)	(6,075)	(2,679)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	225,000	(17,126)	(12,055)	(5,071)
CMBX.NA.BB.8	5.000%	10/17/57	JPMorgan Chase Bank N.A.	0.000%	USD	140,000	(10,656)	(10,509)	(147)
CMBX.NA.BBB-.8	3.000%	10/17/57	Credit Suisse International	0.000%	USD	390,000	(26,940)	(21,016)	(5,924)
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	742,907	27,859	22,309	5,550

Totals							$(1,288,224)	$(1,146,421)	$(141,803)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $1,099,982 have been received at the custodian bank as collateral for OTC swap contracts.

(ABX.HE)—	Asset-Backed Home Equity Index
(BRL)—	Brazilian Real
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna

See accompanying notes to financial statements.

MSF-29

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(GHS)—	Ghana Cedi
(HKD)—	Hong Kong Dollar
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KES)—	Kenyan Shilling
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(RSD)—	Serbian Dinar
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.EM)—	Markit Emerging Markets Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AJ)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(ITRAXX.EUROPE)—	Markit iTraxx Europe Index
(ITRAXX.XOVER)—	Markit iTraxx Crossover Index
(LIBOR)—	London Interbank Offered Rate
(PRIMEX.ARM)—	Markit PRIMEX Adjustable Rate Mortgage Index

See accompanying notes to financial statements.

MSF-30

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$760,750,695	$—	$—	$760,750,695
Total U.S. Treasury & Government Agencies*	—	274,052,715	—	274,052,715
Total Corporate Bonds & Notes*	—	176,801,415	—	176,801,415
Total Asset-Backed Securities*	—	92,937,268	—	92,937,268
Total Mortgage-Backed Securities*	—	87,373,682	—	87,373,682
Total Floating Rate Loans*	—	31,544,375	—	31,544,375
Total Foreign Government*	—	22,237,426	—	22,237,426
Total Municipals	—	7,264,601	—	7,264,601
Total Purchased Options*	—	8,494	—	8,494
Short-Term Investments
Commercial Paper	—	13,100,000	—	13,100,000
Mutual Fund	47,595,934	—	—	47,595,934
Repurchase Agreement	—	12,177,177	—	12,177,177
U.S. Treasury	—	16,976,555	—	16,976,555
Total Short-Term Investments	47,595,934	42,253,732	—	89,849,666
Total Investments	$808,346,629	$734,473,708	$—	$1,542,820,337

Collateral for Securities Loaned (Liability)	$—	$(47,595,934)	$—	$(47,595,934)
TBA Forward Sales Commitments	$—	$(22,387,911)	$—	$(22,387,911)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$228,947	$—	$228,947
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(382,919)	—	(382,919)
Total Forward Contracts	$—	$(153,972)	$—	$(153,972)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$150,053	$—	$—	$150,053
Futures Contracts (Unrealized Depreciation)	(1,120,001)	—	—	(1,120,001)
Total Futures Contracts	$(969,948)	$—	$—	$(969,948)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$318,049	$—	$318,049
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(70,756)	—	(70,756)
Total Centrally Cleared Swap Contracts	$—	$247,293	$—	$247,293
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,647,380	$—	$4,647,380
OTC Swap Contracts at Value (Liabilities)	—	(1,400,726)	—	(1,400,726)
Total OTC Swap Contracts	$—	$3,246,654	$—	$3,246,654

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

MSF-31

Metropolitan Series Fund

WMC Balanced Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$1,542,820,337
Cash	40,065
Cash denominated in foreign currencies (c)	991
Cash collateral (d)	858,753
OTC swap contracts at market value (e)	4,647,380
Unrealized appreciation on forward foreign currency exchange contracts	228,947
Receivable for:
Investments sold	7,542,198
TBA securities sold (f)	75,697,980
Fund shares sold	100,751
Principal paydowns	1,881
Dividends and interest	4,235,436
Interest on OTC swap contracts	25,291

Total Assets	1,636,200,010
Liabilities
Forward sales commitments, at value	22,387,911
OTC swap contracts at market value (g)	1,400,726
Cash collateral for OTC swap contracts	2,513,000
Unrealized depreciation on forward foreign currency exchange contracts	382,919
Collateral for securities loaned	47,595,934
Payables for:
Investments purchased	9,380,899
TBA securities purchased (f)	220,109,704
Fund shares redeemed	279,923
Variation margin on futures contracts	118,580
Variation margin on centrally cleared swap contracts	277,253
Interest on OTC swap contracts	47,225
Accrued expenses:
Management fees	468,480
Distribution and service fees	18,739
Deferred trustees’ fees	70,966
Other expenses	444,194

Total Liabilities	305,496,453

Net Assets	$1,330,703,557

Net assets consist of:
Paid in surplus	$1,202,165,065
Undistributed net investment income	11,725,302
Accumulated net realized gain	44,732,796
Unrealized appreciation on investments, futures contracts, swap contracts and foreign currency transactions	72,080,394

Net Assets	$1,330,703,557

Net Assets
Class A	$1,225,825,281
Class B	70,151,603
Class E	34,726,673
Capital Shares Outstanding*
Class A	65,849,402
Class B	3,787,105
Class E	1,868,883
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.62
Class B	18.52
Class E	18.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,469,464,961.
(b)	Includes securities loaned at value of $55,785,699.
(c)	Identified cost of cash denominated in foreign currencies was $778.
(d)	Includes collateral of $837,692 for futures contracts and $21,061 for centrally cleared swap contracts.
(e)	Net premium paid on OTC swap contracts was $4,815,341.
(f)	Included within TBA securities sold is $26,898,484 related to TBA forward sale commitments and included within TBA securities purchased is $4,586,781 related to TBA forward sale commitments.
(g)	Net premium received on OTC swap contracts was $1,251,067.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$6,732,471
Interest (b)	8,543,589
Securities lending income	93,490

Total investment income	15,369,550
Expenses
Management fees	3,073,502
Administration fees	15,938
Custodian and accounting fees	302,681
Distribution and service fees—Class B	89,186
Distribution and service fees—Class E	26,695
Audit and tax services	41,979
Legal	14,246
Trustees’ fees and expenses	19,507
Shareholder reporting	121,049
Insurance	4,202
Miscellaneous	7,831

Total expenses	3,716,816
Less management fee waiver	(211,859)
Less broker commission recapture	(5,106)

Net expenses	3,499,851

Net Investment Income	11,869,699

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	47,161,271
Futures contracts	1,667,304
Written options	144,546
Swap contracts	(1,617,813)
Foreign currency transactions	988,898

Net realized gain	48,344,206

Net change in unrealized appreciation (depreciation) on:
Investments (c)	(26,893,396)
Futures contracts	(1,179,581)
Swap contracts	252,207
Foreign currency transactions	(356,470)

Net change in unrealized depreciation	(28,177,240)

Net realized and unrealized gain	20,166,966

Net Increase in Net Assets From Operations	$32,036,665

(a)	Net of foreign withholding taxes of $36,383.
(b)	Net of foreign withholding taxes of $8,211.
(c)	Includes change in foreign capital gains tax of $803.

See accompanying notes to financial statements.

MSF-32

Metropolitan Series Fund

WMC Balanced Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$11,869,699	$24,326,436
Net realized gain	48,344,206	241,991,797
Net change in unrealized depreciation	(28,177,240)	(131,163,752)

Increase in net assets from operations	32,036,665	135,154,481

From Distributions to Shareholders
Net investment income
Class A	(23,978,812)	(24,938,092)
Class B	(1,187,739)	(1,292,484)
Class E	(625,351)	(686,167)
Net realized capital gains
Class A	(204,816,772)	0
Class B	(11,695,847)	0
Class E	(5,811,632)	0

Total distributions	(248,116,153)	(26,916,743)

Increase (decrease) in net assets from capital share transactions	188,416,293	(110,824,768)

Total decrease in net assets	(27,663,195)	(2,587,030)

Net Assets
Beginning of period	1,358,366,752	1,360,953,782

End of period	$1,330,703,557	$1,358,366,752

Undistributed net investment income
End of period	$11,725,302	$25,647,505

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	336,105	$7,516,916	734,471	$15,564,925
Reinvestments	12,169,978	228,795,584	1,224,256	24,938,092
Redemptions	(2,752,444)	(61,899,441)	(6,526,709)	(138,492,749)

Net increase (decrease)	9,753,639	$174,413,059	(4,567,982)	$(97,989,732)

Class B
Sales	129,234	$2,767,009	187,005	$3,940,494
Reinvestments	688,593	12,883,586	63,669	1,292,484
Redemptions	(260,617)	(5,861,064)	(681,968)	(14,406,599)

Net increase (decrease)	557,210	$9,789,531	(431,294)	$(9,173,621)

Class E
Sales	12,785	$287,398	46,123	$974,280
Reinvestments	343,123	6,436,983	33,718	686,167
Redemptions	(110,718)	(2,510,678)	(251,411)	(5,321,862)

Net increase (decrease)	245,190	$4,213,703	(171,570)	$(3,661,415)

Increase (decrease) derived from capital shares transactions		$188,416,293		$(110,824,768)

See accompanying notes to financial statements.

MSF-33

Metropolitan Series Fund

WMC Balanced Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$22.29		$20.59	$17.52		$15.95	$15.72	$14.61

Income (Loss) from Investment Operations
Net investment income (a)	0.20		0.39	0.36		0.38	0.36	0.33
Net realized and unrealized gain on investments	0.38		1.73	3.18		1.58	0.26	1.06

Total from investment operations	0.58		2.12	3.54		1.96	0.62	1.39

Less Distributions
Distributions from net investment income	(0.45)		(0.42)	(0.47)		(0.39)	(0.39)	(0.28)
Distributions from net realized capital gains	(3.80)		0.00	0.00		0.00	0.00	0.00

Total distributions	(4.25)		(0.42)	(0.47)		(0.39)	(0.39)	(0.28)

Net Asset Value, End of Period	$18.62		$22.29	$20.59		$17.52	$15.95	$15.72

Total Return (%) (b)	2.36	(c)	10.55	20.59	(d)	12.38	3.80	9.65

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	(e)	0.53	0.51		0.52	0.51	0.50
Gross ratio of expenses to average net assets excluding interest expense (%)	0.53	(e)	0.53	0.51		0.52	0.51	0.50
Net ratio of expenses to average net assets (%) (f)	0.50	(e)	0.50	0.51		0.52	0.51	0.50
Net ratio of expenses to average net assets excluding interest expense (%) (f)	0.50	(e)	0.50	0.51		0.52	0.51	0.50
Ratio of net investment income to average net assets (%)	1.77	(e)	1.81	1.89		2.23	2.23	2.21
Portfolio turnover rate (%)	163	(c)(g)	413 (g)	340	(g)	494 (g)	942	1,014
Net assets, end of period (in millions)	$1,225.8		$1,250.6	$1,249.1		$1,137.3	$1,126.6	$1,216.2

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$22.17		$20.48	$17.43		$15.88	$15.65	$14.55

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.33	0.31		0.33	0.32	0.29
Net realized and unrealized gain on investments	0.37		1.73	3.16		1.57	0.26	1.06

Total from investment operations	0.54		2.06	3.47		1.90	0.58	1.35

Less Distributions
Distributions from net investment income	(0.39)		(0.37)	(0.42)		(0.35)	(0.35)	(0.25)
Distributions from net realized capital gains	(3.80)		0.00	0.00		0.00	0.00	0.00

Total distributions	(4.19)		(0.37)	(0.42)		(0.35)	(0.35)	(0.25)

Net Asset Value, End of Period	$18.52		$22.17	$20.48		$17.43	$15.88	$15.65

Total Return (%) (b)	2.18	(c)	10.28	20.28	(d)	12.11	3.59	9.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(e)	0.78	0.76		0.77	0.76	0.75
Gross ratio of expenses to average net assets excluding interest expense (%)	0.78	(e)	0.78	0.76		0.77	0.76	0.75
Net ratio of expenses to average net assets (%) (f)	0.75	(e)	0.75	0.76		0.77	0.76	0.75
Net ratio of expenses to average net assets excluding interest expense (%) (f)	0.75	(e)	0.75	0.76		0.77	0.76	0.75
Ratio of net investment income to average net assets (%)	1.52	(e)	1.56	1.64		1.98	1.98	1.97
Portfolio turnover rate (%)	163	(c)(g)	413 (g)	340	(g)	494 (g)	942	1,014
Net assets, end of period (in millions)	$70.2		$71.6	$75.0		$68.7	$67.8	$72.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-34

Metropolitan Series Fund

WMC Balanced Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$22.24		$20.54	$17.48		$15.92	$15.70	$14.59

Income (Loss) from Investment Operations
Net investment income (a)	0.18		0.35	0.33		0.35	0.33	0.31
Net realized and unrealized gain on investments	0.37		1.74	3.17		1.57	0.26	1.06

Total from investment operations	0.55		2.09	3.50		1.92	0.59	1.37

Less Distributions
Distributions from net investment income	(0.41)		(0.39)	(0.44)		(0.36)	(0.37)	(0.26)
Distributions from net realized capital gains	(3.80)		0.00	0.00		0.00	0.00	0.00

Total distributions	(4.21)		(0.39)	(0.44)		(0.36)	(0.37)	(0.26)

Net Asset Value, End of Period	$18.58		$22.24	$20.54		$17.48	$15.92	$15.70

Total Return (%) (b)	2.25	(c)	10.41	20.39	(d)	12.18	3.67	9.45

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(e)	0.68	0.66		0.67	0.66	0.65
Gross ratio of expenses to average net assets excluding interest expense (%)	0.68	(e)	0.68	0.66		0.67	0.66	0.65
Net ratio of expenses to average net assets (%) (f)	0.65	(e)	0.65	0.66		0.67	0.66	0.65
Net ratio of expenses to average net assets excluding interest expense (%) (f)	0.65	(e)	0.65	0.66		0.67	0.66	0.65
Ratio of net investment income to average net assets (%)	1.62	(e)	1.66	1.74		2.08	2.07	2.06
Portfolio turnover rate (%)	163	(c)(g)	413 (g)	340	(g)	494 (g)	942	1,014
Net assets, end of period (in millions)	$34.7		$36.1	$36.9		$35.0	$35.4	$40.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	In 2013, 0.04%, 0.04% and 0.04% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadvisor for a realized loss. Excluding this item, total return would have been 20.55%, 20.24% and 20.35% for Class A, Class B and Class E, respectively.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 40%, 163%, 139% and 243% for the six months ended June 30, 2015 and for the years ended December 31, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements.

MSF-35

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is WMC Balanced Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

MSF-36

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

MSF-37

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, paydown gain/loss reclasses, broker commission recapture, amortization and accretion of debt securities, convertible preferred stock adjustments, real estate investment trust (REIT) adjustments, return of capital adjustments and swap contract transactions. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $12,177,177, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as Reverse repurchase agreements on the Statement of Assets and Liabilities.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2015, the Portfolio held a U.S. Treasury security purchased through secured borrowing transactions. During the term of the

MSF-38

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop”, is included in net investment income with the cost of the secured borrowing transaction being recorded as interest expense over the term of the borrowing.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Treasury and mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase & Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions normally occurs within a month or more after the purchase commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to

MSF-39

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations or an assignment, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MSF-40

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily, and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For over-the-counter futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked to market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters

MSF-41

Metropolitan Series Fund

WMC Balanced Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally-cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. Only a limited number of derivative transactions are currently eligible for clearing.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally-cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to

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another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust the interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and (3) interest rate collars, under which a party sells a cap and

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Notes to Financial Statements—June 30, 2015—(Continued)

purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Spreadlock Swap Contracts - The Portfolio may invest in spreadlock swap contracts. These contracts involve commitments to pay or receive a settlement amount calculated as the spread difference between two interest rate curves and a fixed spread at a specific forward date determined at the beginning of the contract. Settlement amounts paid or received are recorded as a realized gain or loss on the Statements of Operations at the determination date.

At June 30, 2015, the Portfolio had the following open derivatives, categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	OTC swap contracts at market value (a)	$28,650
	Unrealized appreciation on centrally cleared swap contracts (b)	78,714	Unrealized depreciation on centrally cleared swap contracts (b)	$7,459
	Unrealized appreciation on futures contracts* (b)	150,053	Unrealized depreciation on futures contracts* (b)	1,060,383
Credit	OTC swap contracts at market value (a)	4,618,730	OTC swap contracts at market value (a)	1,400,726
	Unrealized appreciation on centrally cleared swap contracts** (b)	239,335	Unrealized depreciation on centrally cleared swap contracts** (b)	63,297
Equity			Unrealized depreciation on futures contracts* (b)	59,618
Foreign Exchange	Investments at market value (c)	8,494
	Unrealized appreciation on forward foreign currency exchange contracts	228,947	Unrealized depreciation on forward foreign currency exchange contracts	382,919

Total		$5,352,923		$2,974,402

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(a)	Excludes OTC swap interest receivable of $25,291 and OTC swap interest payable of $47,225.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Represents purchased options which are part of investments as shown in the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”)(see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2015.

Counterparty	Derivative Assets subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$135,583	$(135,583)	$—	$—
Barclays Bank plc	103,018	(72,189)	—	30,829
BNP Paribas S.A.	212,054	(178,554)	—	33,500
Citibank N.A.	117,845	(114,915)	—	2,930
Credit Suisse International	1,589,869	(429,108)	(1,160,761)	—
Deutsche Bank AG	382,578	(24,867)	(357,711)	—
Goldman Sachs International	1,305,039	(181,399)	(1,099,982)	23,658
HSBC Bank USA	35,217	(6,220)	—	28,997
JPMorgan Chase Bank N.A.	706,119	(30,825)	(675,294)	—
Morgan Stanley & Co. International plc	240,508	(240,508)	—	—
Royal Bank of Canada	38,654	—	—	38,654
Standard Chartered Bank	10,799	(8,612)	—	2,187
State Street Bank and Trust	2,892	(2,892)	—	—
UBS AG	4,646	—	—	4,646

	$4,884,821	$(1,425,672)	$(3,293,748)	$165,401

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Notes to Financial Statements—June 30, 2015—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2015.

Counterparty	Derivative Liabilities subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$428,257	$(135,583)	$—	$292,674
Barclays Bank plc	72,189	(72,189)	—	—
BNP Paribas S.A.	178,554	(178,554)	—	—
Citibank N.A.	114,915	(114,915)	—	—
Commonwealth Bank of Australia	1,531	—	—	1,531
Credit Suisse International	429,108	(429,108)	—	—
Deutsche Bank AG	24,867	(24,867)	—	—
Goldman Sachs International	181,399	(181,399)	—	—
HSBC Bank USA	6,220	(6,220)	—	—
JPMorgan Chase Bank N.A.	30,825	(30,825)	—	—
Morgan Stanley & Co. International plc	291,278	(240,508)	—	50,770
Standard Chartered Bank	8,612	(8,612)	—	—
State Street Bank and Trust	15,890	(2,892)	—	12,998

	$1,783,645	$(1,425,672)	$—	$357,973

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Transactions in derivative instruments during the six months ended June 30, 2015 were as follows:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Investments (a)	$(153,069)	$—	$—	$(118,160)	$(271,229)
Forward foreign currency transactions	—	—	—	970,468	970,468
Futures contracts	1,798,537	—	(131,233)	—	1,667,304
Swap contracts	(428,263)	(1,189,550)	—	—	(1,617,813)
Written options	144,546	—	—	—	144,546

	$1,361,751	$(1,189,550)	$(131,233)	$852,308	$893,276

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Investments (a)	$132,324	$—	$—	$18,265	$150,589
Forward foreign currency transactions	—	—	—	(365,379)	(365,379)
Futures contracts	(1,205,428)	—	25,847	—	(1,179,581)
Swap contracts	99,905	152,302	—	—	252,207

	$(973,199)	$152,302	$25,847	$(347,114)	$(1,142,164)

For the six months ended June 30, 2015, the average Notional Par or Face Amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Investments (a)	$14,630,076
Forward foreign currency transactions	33,924,898
Futures contracts long	106,989,280
Futures contracts short	(90,298,671)
Swap contracts	143,158,330
Written options	(21,353,500)

‡	Averages are based on activity levels during the period.
(a)	Represents purchased options which are part of net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments as shown in the Statement of Operations.

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Notes to Financial Statements—June 30, 2015—(Continued)

Written Options

The Portfolio transactions in written options during the six months ended June 30, 2015:

Call Options	Notional Amount	Premium Received
Options outstanding December 31, 2014	—	—
Options written	44,307,000	339,141
Options bought back	(3,975,000)	(243,352)
Options exercised	(40,332,000)	(95,789)
Options expired	—	—

Options outstanding June 30, 2015	—	—

Put Options	Notional Amount	Premium Received
Options outstanding December 31, 2014	—	—
Options written	43,307,000	333,204
Options bought back	(2,975,000)	(237,415)
Options expired	(40,332,000)	(95,789)

Options outstanding June 30, 2015	—	—

4. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability

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Notes to Financial Statements—June 30, 2015—(Continued)

of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$2,010,563,665	$427,735,744	$1,893,933,853	$451,742,077

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2015 were as follows:

Purchases	Sales
$1,910,820,086	$1,800,970,252

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$3,073,502	0.500%	Of the first $500 million
	0.450%	Of the next $500 million
	0.400%	On amounts in excess of $1 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wellington Management Company LLP is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

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Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period May 1, 2015 to April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	On the first $500 million

Any reductions in total advisory fees paid by the Portfolio due to these waivers may be reduced or eliminated by changes in the advisory fee structure at higher asset levels. MetLife Advisers will receive advisory fees equal to 0.480% of the Portfolio’s average daily net assets for amounts over $500 million but less than $750 million (0.030% over the contractual advisory fee rate) and 0.460% for amounts over $750 million but less than $1 billion (0.010% over the contractual advisory fee rate). As a result, the dollar amount of the waiver will be reduced as assets grow beyond $500 million up to $1 billion, but the advisory fee net of waivers will never exceed the contractual dollar amount that would otherwise be payable under the advisory fee.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee agreement, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $211,859 was waived in the aggregate for the six months ended June 30, 2015 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an active employee of MetLife or its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$26,916,743	$31,923,395	$—	$—	$26,916,743	$31,923,395

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Notes to Financial Statements—June 30, 2015—(Continued)

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$68,063,616	$179,918,915	$96,700,819	$—	$344,683,350

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards of $16,387,061.

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

9. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-49

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary*

PERFORMANCE

For the six month period ended June 30, 2015, the Class A, B, and E shares of the WMC Core Equity Opportunities Portfolio returned -0.89%, -1.03%, and -0.97%, respectively. The Portfolio’s benchmark, the Russell 1000 Index1, returned 1.71%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities rose during the six-month period as the S&P 500 Index posted a 1.2% return. Stocks fell in January, which was the worst monthly return for U.S. equities in a year. Despite a positive overall scorecard, earnings sentiment was fairly negative among many investors, in part due to currency headwinds and some accompanying high-profile earnings guidance disappointments. Equities rebounded in February, posting their best monthly gain since October 2011. The market pulled back again in early March as soft manufacturing data, potential currency- and oil-related earnings headwinds, and valuation concerns weighed on investors’ minds. However, risk appetites increased after the March 18 Federal Open Market Committee statement underlined the U.S. Federal Reserve’s (the “Fed”) hesitation to raise rates as U.S. domestic inflation remained subdued and other major central banks had an easing bias. In April, the tech-heavy Nasdaq Composite topped the 5,000 mark for the first time since the dot-com bubble and broke its closing record from March 2000. Continued strong merger and acquisition activity, a rebound in hiring, and solid housing data helped to fuel risk appetites. May marked the second-best month ever for deals involving U.S. companies with $234 billion in announcements. Stocks ended the period on a sour note after negotiations between Greece and its creditors broke down in late June. U.S. equities fell 1.9% in June despite promising data releases and an upbeat economic assessment by the Fed.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio trailed its benchmark, the Russell 1000 Index, for the period ended June 30, 2015. Strong stock selection in the Energy sector was offset by weaker security selection in Health Care, Consumer Staples, and Industrials. Sector positioning, a result of the bottom-up stock selection process, aided relative results, driven largely by the Portfolio’s underweight allocation to Utilities and overweight to Health Care.

United Parcel Services, Canadian National Railway (Canada), ACE, and Wal-Mart Stores were among the top relative detractors during the period. The Portfolio’s underweight exposure to Gilead Sciences also weighed on relative performance. Additionally, not owning strong performing benchmark constituent Apple hurt relative results. Top contributors during the period included UnitedHealth, BG Group (United Kingdom), and Nike. The Portfolio’s position in BG Group was eliminated during the period.

As of the end of the period, the Portfolio was most overweight the Consumer Staples, Industrials, and Health Care sectors, and most underweight the Information Technology, Financials, and Utilities sectors.

Donald J. Kilbride

Portfolio Manager

Wellington Management Company LLP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

MSF-1

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 INDEX & THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2015

	6 Month	1 Year	5 Year	10 Year
WMC Core Equity Opportunities Portfolio
Class A	-0.89	6.02	13.90	6.33
Class B	-1.03	5.74	13.61	6.06
Class E	-0.97	5.85	13.73	6.17
Russell 1000 Index	1.71	7.37	17.58	8.13
S&P 500 Index	1.23	7.42	17.34	7.89

1 The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

2 The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2015

Top Holdings

% of Net Assets
United Parcel Service, Inc. - Class B	3.2
UnitedHealth Group, Inc.	3.0
Microsoft Corp.	2.9
TJX Cos., Inc. (The)	2.8
Honeywell International, Inc.	2.8
ACE, Ltd.	2.7
NIKE, Inc. - Class B	2.7
Accenture plc - Class A	2.6
Coca-Cola Co. (The)	2.6
Praxair, Inc.	2.5

Top Sectors

% of Net Assets
Health Care	17.6
Industrials	17.5
Consumer Staples	17.1
Financials	13.8
Consumer Discretionary	11.4
Information Technology	10.0
Energy	6.6
Materials	4.3

MSF-2

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

WMC Core Equity Opportunities Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period** January 1, 2015 to June 30, 2015
Class A(a)	Actual	0.58%	$1,000.00	$991.10	$2.86
	Hypothetical*	0.58%	$1,000.00	$1,021.92	$2.91

Class B(a)	Actual	0.83%	$1,000.00	$989.70	$4.09
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

Class E(a)	Actual	0.73%	$1,000.00	$990.30	$3.60
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

* Hypothetical assumes a rate of return of 5% per year before expenses.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

MSF-3

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.8%
General Dynamics Corp.	359,290	$50,907,800
Honeywell International, Inc.	1,012,752	103,270,322
Lockheed Martin Corp.	500,629	93,066,931
Northrop Grumman Corp.	425,888	67,558,613
United Technologies Corp.	815,591	90,473,510

		405,277,176

Air Freight & Logistics—3.2%
United Parcel Service, Inc. - Class B	1,249,021	121,042,625

Banks—4.1%
PNC Financial Services Group, Inc. (The)	805,272	77,024,267
Wells Fargo & Co.	1,358,689	76,412,669

		153,436,936

Beverages—5.9%
Anheuser-Busch InBev NV	471,296	56,723,092
Coca-Cola Co. (The)	2,459,545	96,487,950
Diageo plc	2,403,843	69,678,719

		222,889,761

Biotechnology—1.8%
Amgen, Inc.	430,581	66,102,795

Capital Markets—1.7%
BlackRock, Inc.	183,167	63,372,119

Chemicals—4.3%
Ecolab, Inc.	584,164	66,051,423
Praxair, Inc.	786,961	94,081,188

		160,132,611

Energy Equipment & Services—1.9%
Schlumberger, Ltd.	838,606	72,279,451

Food & Staples Retailing—7.3%
Costco Wholesale Corp.	476,037	64,293,557
CVS Health Corp.	661,875	69,417,450
Wal-Mart Stores, Inc.	1,032,475	73,233,452
Walgreens Boots Alliance, Inc.	788,355	66,568,696

		273,513,155

Health Care Equipment & Supplies—2.3%
Medtronic plc	1,140,113	84,482,373

Health Care Providers & Services—5.4%
Cardinal Health, Inc.	1,088,003	91,011,451
UnitedHealth Group, Inc.	909,332	110,938,504

		201,949,955

Hotels, Restaurants & Leisure—2.3%
McDonald’s Corp.	910,832	86,592,798

Household Products—3.8%
Colgate-Palmolive Co.	1,169,153	76,474,298
Procter & Gamble Co. (The)	857,163	67,064,433

		143,538,731

Insurance—6.7%
ACE, Ltd.	994,768	101,148,010
Chubb Corp. (The)	678,651	64,566,856
Marsh & McLennan Cos., Inc.	1,484,491	84,170,640

		249,885,506

IT Services—5.0%
Accenture plc - Class A	1,021,380	98,849,157
Automatic Data Processing, Inc.	1,085,713	87,106,754

		185,955,911

Media—1.6%
Walt Disney Co. (The) (a)	521,663	59,542,615

Oil, Gas & Consumable Fuels—4.7%
Chevron Corp.	908,193	87,613,379
Exxon Mobil Corp.	1,048,248	87,214,233

		174,827,612

Pharmaceuticals—8.1%
Johnson & Johnson	954,567	93,032,100
Merck & Co., Inc.	1,600,543	91,118,913
Pfizer, Inc.	1,415,006	47,445,151
Roche Holding AG	261,026	73,283,957

		304,880,121

Real Estate Investment Trusts—1.4%
Public Storage	277,861	51,229,233

Road & Rail—3.5%
Canadian National Railway Co.	1,469,960	84,808,101
Union Pacific Corp.	473,860	45,192,028

		130,000,129

Software—5.0%
Microsoft Corp.	2,475,709	109,302,552
Oracle Corp.	1,978,373	79,728,432

		189,030,984

Specialty Retail—4.8%
Lowe’s Cos., Inc.	1,080,255	72,344,677
TJX Cos., Inc. (The)	1,610,423	106,561,690

		178,906,367

Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc. - Class B	924,034	99,814,153

Total Common Stocks (Cost $3,307,631,166)		3,678,683,117

See accompanying notes to financial statements.

MSF-4

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investments—2.4%

Mutual Fund—0.8%
State Street Navigator Securities Lending MET Portfolio (c)	30,457,928	30,457,928

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/15 at 0.000% to be repurchased at $60,913,766 on 07/01/15, collateralized by $61,510,000 U.S. Treasury Note at 1.375% due 06/30/18 with a value of $62,134,696.	60,913,766	60,913,766

Total Short-Term Investments (Cost $91,371,694)		91,371,694

Total Investments—100.7% (Cost $3,399,002,860) (d)		3,770,054,811
Other assets and liabilities (net)—(0.7)%		(25,746,885)

Net Assets—100.0%		$3,744,307,926

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2015, the market value of securities loaned was $30,099,289 and the collateral received consisted of cash in the amount of $30,457,928. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2015.
(d)	As of June 30, 2015, the aggregate cost of investments was $3,399,002,860. The aggregate unrealized appreciation and depreciation of investments were $441,009,739 and $(69,957,788), respectively, resulting in net unrealized appreciation of $371,051,951.

See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of June 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$405,277,176	$—	$—	$405,277,176
Air Freight & Logistics	121,042,625	—	—	121,042,625
Banks	153,436,936	—	—	153,436,936
Beverages	96,487,950	126,401,811	—	222,889,761
Biotechnology	66,102,795	—	—	66,102,795
Capital Markets	63,372,119	—	—	63,372,119
Chemicals	160,132,611	—	—	160,132,611
Energy Equipment & Services	72,279,451	—	—	72,279,451
Food & Staples Retailing	273,513,155	—	—	273,513,155
Health Care Equipment & Supplies	84,482,373	—	—	84,482,373
Health Care Providers & Services	201,949,955	—	—	201,949,955
Hotels, Restaurants & Leisure	86,592,798	—	—	86,592,798
Household Products	143,538,731	—	—	143,538,731
Insurance	249,885,506	—	—	249,885,506
IT Services	185,955,911	—	—	185,955,911
Media	59,542,615	—	—	59,542,615
Oil, Gas & Consumable Fuels	174,827,612	—	—	174,827,612
Pharmaceuticals	231,596,164	73,283,957	—	304,880,121
Real Estate Investment Trusts	51,229,233	—	—	51,229,233
Road & Rail	130,000,129	—	—	130,000,129
Software	189,030,984	—	—	189,030,984
Specialty Retail	178,906,367	—	—	178,906,367
Textiles, Apparel & Luxury Goods	99,814,153	—	—	99,814,153
Total Common Stocks	3,478,997,349	199,685,768	—	3,678,683,117
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	30,457,928	—	—	30,457,928
Repurchase Agreement	—	60,913,766	—	60,913,766
Total Short-Term Investments	30,457,928	60,913,766	—	91,371,694
Total Investments	$3,509,455,277	$260,599,534	$0	$3,770,054,811

Collateral for securities loaned (Liability)	$—	$(30,457,928)	$—	$(30,457,928)

*	See Schedule of Investments for additional detailed categorizations.

As of June 30, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at June 30, 2015 have not been presented.

See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value (a) (b)	$3,770,054,811
Cash denominated in foreign currencies (c)	259,672
Receivable for:
Fund shares sold	644,149
Dividends	6,960,758

Total Assets	3,777,919,390
Liabilities
Collateral for securities loaned	30,457,928
Payables for:
Fund shares redeemed	720,568
Accrued expenses:
Management fees	1,736,599
Distribution and service fees	242,993
Deferred trustees’ fees	69,125
Other expenses	384,251

Total Liabilities	33,611,464

Net Assets	$3,744,307,926

Net assets consist of:
Paid in surplus	$3,275,838,645
Undistributed net investment income	32,331,579
Accumulated net realized gain	65,111,004
Unrealized appreciation on investments and foreign currency transactions	371,026,698

Net Assets	$3,744,307,926

Net Assets
Class A	$2,228,681,538
Class B	643,826,857
Class E	871,799,531
Capital Shares Outstanding*
Class A	81,162,724
Class B	23,683,928
Class E	32,001,334
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$27.46
Class B	27.18
Class E	27.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $30,099,289.
(b)	Identified cost of investments was $3,399,002,860.
(c)	Identified cost of cash denominated in foreign currencies was $259,672.

Statement of Operations

Six Months Ended June 30, 2015 (Unaudited)

Investment Income
Dividends (a)	$45,060,780
Securities lending income	128,162

Total investment income	45,188,942
Expenses
Management fees	13,590,068
Administration fees	45,047
Custodian and accounting fees	206,043
Distribution and service fees—Class B	835,916
Distribution and service fees—Class E	684,609
Audit and tax services	20,059
Legal	14,193
Trustees’ fees and expenses	19,507
Shareholder reporting	118,628
Insurance	12,574
Miscellaneous	14,081

Total expenses	15,560,725
Less management fee waiver	(2,813,097)
Less broker commission recapture	(3,554)

Net expenses	12,744,074

Net Investment Income	32,444,868

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	66,687,686
Foreign currency transactions	(131,294)

Net realized gain	66,556,392

Net change in unrealized appreciation (depreciation) on:
Investments	(132,434,913)
Foreign currency transactions	166,223

Net change in unrealized depreciation	(132,268,690)

Net realized and unrealized loss	(65,712,298)

Net Decrease in Net Assets From Operations	$(33,267,430)

(a)	Net of foreign withholding taxes of $730,543.

See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$32,444,868	$66,859,842
Net realized gain	66,556,392	1,290,481,946
Net change in unrealized depreciation	(132,268,690)	(955,175,528)

Increase (decrease) in net assets from operations	(33,267,430)	402,166,260

From Distributions to Shareholders
Net investment income
Class A	(40,437,981)	(16,548,559)
Class B	(10,031,844)	(3,364,228)
Class E	(14,494,701)	(5,632,049)
Net realized capital gains
Class A	(777,894,919)	(197,771,508)
Class B	(226,707,477)	(60,905,856)
Class E	(307,031,634)	(84,758,861)

Total distributions	(1,376,598,556)	(368,981,061)

Increase (decrease) in net assets from capital share transactions	1,155,964,725	(196,634,254)

Total decrease in net assets	(253,901,261)	(163,449,055)

Net Assets
Beginning of period	3,998,209,187	4,161,658,242

End of period	$3,744,307,926	$3,998,209,187

Undistributed net investment income
End of period	$32,331,579	$64,851,237

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Value	Shares	Value
Class A
Sales	202,010	$8,188,380	5,235,838	$206,387,319
Reinvestments	29,122,167	818,332,900	5,529,414	214,320,067
Redemptions	(2,696,476)	(112,451,858)	(11,868,178)	(483,397,690)

Net increase (decrease)	26,627,701	$714,069,422	(1,102,926)	$(62,690,304)

Class B
Sales	172,985	$7,074,244	271,312	$11,082,666
Reinvestments	8,509,681	236,739,321	1,668,486	64,270,084
Redemptions	(1,210,364)	(50,741,691)	(3,026,976)	(123,933,245)

Net increase (decrease)	7,472,302	$193,071,874	(1,087,178)	$(48,580,495)

Class E
Sales	132,448	$5,383,105	593,695	$24,057,156
Reinvestments	11,532,508	321,526,335	2,343,555	90,390,910
Redemptions	(1,877,829)	(78,086,011)	(4,887,386)	(199,811,521)

Net increase (decrease)	9,787,127	$248,823,429	(1,950,136)	$(85,363,455)

Increase (decrease) derived from capital shares transactions		$1,155,964,725		$(196,634,254)

See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$43.13		$42.97	$33.21	$29.67	$31.25	$28.17

Income (Loss) from Investment Operations
Net investment income (a)	0.36		0.72	0.28	0.48	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.39)		3.41	10.64	3.33	(1.56)	3.09

Total from investment operations	(0.03)		4.13	10.92	3.81	(1.23)	3.37

Less Distributions
Distributions from net investment income	(0.77)		(0.31)	(0.53)	(0.27)	(0.35)	(0.29)
Distributions from net realized capital gains	(14.87)		(3.66)	(0.63)	0.00	0.00	0.00

Total distributions	(15.64)		(3.97)	(1.16)	(0.27)	(0.35)	(0.29)

Net Asset Value, End of Period	$27.46		$43.13	$42.97	$33.21	$29.67	$31.25

Total Return (%) (b)	(0.89	)(c)	10.63	33.70	12.86	(4.03)	12.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	(d)	0.73	0.72	0.73	0.73	0.73
Net ratio of expenses to average net assets (%) (e) (f)	0.58	(d)	0.59	0.67	0.68	0.68	0.68
Ratio of net investment income to average net assets (%)	1.75	(d)	1.74	0.74	1.50	1.06	0.99
Portfolio turnover rate (%)	13	(c)	105	11	16	19	19
Net assets, end of period (in millions)	$2,228.7		$2,352.1	$2,391.0	$2,098.2	$2,040.4	$2,412.4

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.79		$42.66	$32.98	$29.46	$31.04	$28.00

Income (Loss) from Investment Operations
Net investment income (a)	0.31		0.61	0.18	0.40	0.24	0.21
Net realized and unrealized gain (loss) on investments	(0.39)		3.38	10.57	3.31	(1.54)	3.06

Total from investment operations	(0.08)		3.99	10.75	3.71	(1.30)	3.27

Less Distributions
Distributions from net investment income	(0.66)		(0.20)	(0.44)	(0.19)	(0.28)	(0.23)
Distributions from net realized capital gains	(14.87)		(3.66)	(0.63)	0.00	0.00	0.00

Total distributions	(15.53)		(3.86)	(1.07)	(0.19)	(0.28)	(0.23)

Net Asset Value, End of Period	$27.18		$42.79	$42.66	$32.98	$29.46	$31.04

Total Return (%) (b)	(1.03	)(c)	10.35	33.36	12.62	(4.27)	11.71

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	(d)	0.98	0.97	0.98	0.98	0.98
Net ratio of expenses to average net assets (%) (e) (f)	0.83	(d)	0.84	0.92	0.93	0.93	0.93
Ratio of net investment income to average net assets (%)	1.50	(d)	1.49	0.49	1.25	0.80	0.75
Portfolio turnover rate (%)	13	(c)	105	11	16	19	19
Net assets, end of period (in millions)	$643.8		$693.7	$738.0	$638.2	$631.4	$593.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.87		$42.74	$33.03	$29.51	$31.09	$28.04

Income (Loss) from Investment Operations
Net investment income (a)	0.33		0.65	0.22	0.43	0.28	0.24
Net realized and unrealized gain (loss) on investments	(0.39)		3.38	10.60	3.31	(1.55)	3.06

Total from investment operations	(0.06)		4.03	10.82	3.74	(1.27)	3.30

Less Distributions
Distributions from net investment income	(0.70)		(0.24)	(0.48)	(0.22)	(0.31)	(0.25)
Distributions from net realized capital gains	(14.87)		(3.66)	(0.63)	0.00	0.00	0.00

Total distributions	(15.57)		(3.90)	(1.11)	(0.22)	(0.31)	(0.25)

Net Asset Value, End of Period	$27.24		$42.87	$42.74	$33.03	$29.51	$31.09

Total Return (%) (b)	(0.97	)(c)	10.45	33.53	12.70	(4.18)	11.82

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	(d)	0.88	0.87	0.88	0.88	0.88
Net ratio of expenses to average net assets (%) (e) (f)	0.73	(d)	0.74	0.82	0.83	0.83	0.83
Ratio of net investment income to average net assets (%)	1.60	(d)	1.59	0.59	1.34	0.90	0.85
Portfolio turnover rate (%)	13	(c)	105	11	16	19	19
Net assets, end of period (in millions)	$871.8		$952.4	$1,032.7	$900.7	$935.4	$1,016.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% and 0.03% for the years ended December 31, 2014 and 2015, respectively (see Note 5 of the Notes to Financial Statements).
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015 (Unaudited)

1. Organization

Metropolitan Series Fund (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., is currently comprised of thirty series, each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is WMC Core Equity Opportunities Portfolio (the “Portfolio”), which is diversified. Shares in the Portfolio are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Portfolio has registered and offers three classes of shares: Class A, B, and E shares. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to that Class.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2015 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of

MSF-11

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses, and paid-in surplus. Book-tax differences are primarily due to foreign currency transactions, real estate investment trust (REIT) adjustments, return of capital adjustment and broker commission recapture. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject

MSF-12

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

to examination by the Internal Revenue Service. As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2015, the Portfolio had investments in repurchase agreements with a gross value of $60,913,766, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2015.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Securities Lending Authorization Agreement with the custodian as the lending agent. Under this agreement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities must be maintained for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending MET Portfolio (the “Navigator Portfolio”) a series of the State Street Navigator Securities Lending Trust that is managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2015 is reflected as Securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2015 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2015.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

Market Risk: In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (“market risk”) or failure of the other party to a transaction to perform (“credit and counterparty risk”). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

MSF-13

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Portfolio’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2015 were as follows:

Purchases		Sales
U.S. Government	Non U.S. Government	U.S. Government	Non U.S. Government
$0	$512,727,381	$0	$736,056,573

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - MetLife Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the following annual rates:

Management Fees earned by MetLife Advisers for the six months ended June 30, 2015	% per annum	Average Daily Net Assets
$13,590,068	0.750%	Of the first $1 billion
	0.700%	On the next $2 billion
	0.650%	On amounts in excess of $3 billion

MetLife Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wellington Management Company LLP is compensated by MetLife Advisers to provide subadvisory services for the Portfolio.

Management Fee Waivers - Pursuant to an expense agreement, MetLife Advisers has agreed, for the period May 1, 2015 through April 30, 2016, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum	Average Daily Net Assets
0.120%	First $500 million
0.145%	$500 million to $1 billion
0.120%	$1 billion to $3 billion
0.070%	$3 billion to $4.5 billion
0.095%	Over $4.5 billion

An identical agreement was in place for the period April 28, 2014 to April 30, 2015. Amounts waived for the six months ended June 30, 2015 amounted to $2,161,912 and are included in the total amount shown as management fee waivers in the Statement of Operations.

MSF-14

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $651,185 was waived in the aggregate for the six months ended June 30, 2015 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of MetLife Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - MetLife serves as the transfer agent for the Trust. MetLife receives no fees for its services to the Trust under the transfer agency agreement.

Distribution and Service Fees - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the distributor for the Portfolio’s Class A, B and E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, LLC, an affiliate of the Adviser. The Trust has also adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act for the Portfolio’s Class B and E Shares. Under the Distribution and Service Plan, the Class B and E Shares of the Portfolio pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the Class B and E Shares. The fees under the Distribution and Service Plan for each class of the Portfolio’s shares are calculated as a percentage of the Portfolio’s average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for Class B Shares and 0.15% per year for Class E Shares. Amounts incurred by the Portfolio for the six months ended June 30, 2015 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Met Investors Series Trust, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2014 and 2013 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2014	2013	2014	2013	2014	2013
$39,349,902	$52,030,881	$329,631,159	$65,759,579	$368,981,061	$117,790,460

As of December 31, 2014, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$141,177,520	$1,235,271,618	$501,949,556	$—	$1,878,398,694

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

MSF-15

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Notes to Financial Statements—June 30, 2015—(Continued)

As of December 31, 2014, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

8. Recent Accounting Pronouncements

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Portfolio’s financial statement disclosures.

MSF-16

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as a part of the report to shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President and Chief Executive Officer

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President and Chief Executive Officer

Date: September 3, 2015

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: September 3, 2015